June 30, 2002


College
Retirement
Equities
Fund

                                                                            2002
                                                               -----------------
                                                               SEMIANNUAL REPORT
                                                               -----------------

                                                                 Stock

                                                                 Global Equities

                                                                 Growth


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CONTENTS

Letter from the Chairman                          1
Letter from the Vice Chairman                     2
Management/Status of the Accounts
   Stock Account                                  4
   Global Equities Account                        6
   Growth Account                                 8

Statement of Investments
   Stock Account                                 10
   Global Equities Account                       49
   Growth Account                                62

Financial Statements
   Statements of Assets and Liabilities          78
   Statements of Operations                      78
   Statements of Cash Flows                      79
   Statements of Changes in Net Assets           79
   Notes to Financial Statements                 80

For More Information                     Back Cover


TIAA-CREF Individual and Institutional Services, Inc., distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF.

(c)2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017


This report contains detailed explanations of the investment results for the CREF Stock, Global Equities, and Growth accounts for the six months ended June 30, 2002. A companion report provides similar information for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index accounts--the other five accounts available under CREF variable annuities.

A 10-K Annual Report for the TIAA Real Estate Account is available on request. For historical and current performance information for all of our products, visit the TIAA-CREF Web Center at TIAA-CREF.org, or call our Automated Telephone Service (see back cover).

PERFORMANCE OVERVIEW AS OF 6/30/2002

                                                                Average Annual Compound Rates of
                                                                         Total Return(1)
                                                               ---------------------------------
                          Inception Date  6-Month Return       1 year       5 years     10 years     Since Inception
                          --------------  --------------       ------       -------     --------     ---------------
EQUITIES
CREF Stock                    8/1/52          -10.98%          -16.44%        2.63%        9.81%          10.47%
CREF Global Equities          5/1/92          -10.21           -16.78         0.08         8.46            8.37
CREF Equity Index            4/29/94          -12.38           -17.51         3.66          --            11.33
CREF Growth                  4/29/94          -22.79           -29.50        -1.94          --             8.16

EQUITIES & FIXED INCOME
CREF Social Choice            3/1/90           -6.37            -7.30         5.26        10.11           10.51

FIXED INCOME
CREF Bond Market              3/1/90            3.55             8.25         7.35         7.17            8.00
CREF Inflation-Linked Bond    5/1/97            7.20             8.48         7.09          --             6.88
CREF Money Market(2)          4/1/88            0.78             2.30         4.87         4.70            5.51

NET ANNUALIZED YIELD  (7-DAY PERIOD ENDED 6/25/2002)

                             Current        Effective
                             -------        ---------
CREF Money Market             1.57%           1.58%


NET ANNUALIZED YIELD  (30-DAY PERIOD ENDED 6/30/2002)

                                  Current
                                  -------
CREF Bond Market                   3.89%


(1) Due to market volatility, recent performance of the CREF variable annuities may differ from the figures shown above. For the most current performance,
    visit         the          TIAA-CREF          Web          Center         at
    www.tiaa-cref.org/charts/ra-performance.html, or call 800 842-2776. Past performance should not be taken as a guarantee of the same future rates of return.

(2) As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

FROM THE CHAIRMAN
                                                                 [PHOTO OMITTED]
                                                                 JOHN H. BIGGS
                                                                 CHAIRMAN,
                                                                 PRESIDENT, AND
                                                                 CHIEF EXECUTIVE
                                                                 OFFICER

July 1, 2002, marked the fiftieth anniversary of the CREF Stock Account, the world's first variable annuity. It may be useful, at this point, for those of us accumulating retirement funds to pause for a brief look at this account over the past fifty years. An exercise of this kind will help put into perspective the discouraging stock market results of the last two years and especially the three months ending June 30, 2002.

   Over the past half-century, we have seen few such dramatic declines in stocks and particularly in TIAA-CREF accounts. Probably the mid-1970s--and the month of October 1987--are the only periods of comparable downward trends. I well remembe the pervasive pessimism about CREF in 1977, when I first became part of the academic world and joined TIAA-CREF as a participant. Many of those who abandoned the stock market at that time soon regretted their decision and eventually returned.

   We should remember that a variable annuity with underlying investments in equities was a bold vision in 1952. Until then, life insurance companies such as TIAA offered only one option: an annuity based on investments in bonds and mortgages that guaranteed principal and interest rates. However, retirement income from a traditional annuity did not always grow sufficiently to help offset inflation.

   The CREF Stock Account was a groundbreaking solution to this problem and an extraordinarily successful one. The use of equity investments in building retirement assets is now commonplace. And with over 1.5 million participants and more than $87 billion in net assets, the Stock Account today is one of the largest pools of retirement funds in the United States.

   Improving the lives of educators and researchers has always been TIAA-CREF's mission. Following the Stock Account, CREF introduced seven more bond, money market, and equity variable annuity accounts, and later TIAA launched a variable real estate account.

   Our tradition of innovation has also led us to pioneer other "firsts" in the financial services industry. These include the investment of retirement assets in international securities and the only tax-deferred variable annuity of its kind to invest in the new inflation-indexed securities. About 20 percent of the CREF Stock Account's portfolio now consists of foreign equities, and the CREF Inflation-Linked Bond Account has consistently performed well, providing the highest returns of any CREF account over the one-year period ending June 30, 2002. (Please refer to the table on the facing page for performance information.) In the fall, we plan to announce additional options for retirement investing.

   Participants at campuses around the country tell me how much they have benefited financially from their CREF investments. Their stories are particularly encouraging at this time of turmoil within the financial markets, when Wall Street scandals and declines in equity values have shaken the confidence of many investors.

   Naturally, returns from CREF's equity accounts have been negatively affected by current market and economic conditions. The following letter from Martin Leibowitz, our vice chairman and chief investment officer, explains the results of the past six months.

   Although the situation in the equities market is understandably unnerving, I urge you to stick to your investment goals and not to react hastily. Take a long-term view: Virtually everyone's participation in the accumulation and payout of retirement income spans several decades. If you feel you need to change your asset allocation or to rebalance your TIAA-CREF portfolio, I suggest you do it gradually.

   In spite of everything, equities still provide the best opportunity to help ensure that you'll have enough income throughout twenty or even thirty years of retirement. Though the future can't be predicted using past results, data from Ibbotson Associates shows that in all but one decade since 1926 equities have produced significantly higher returns than any other asset class.

   In our advice to participants, we generally recommend diversifying a retirement portfolio across several asset classes as a way to reduce investment risk. Participants who have diversified into CREF's Bond Market or Inflation-Linked Bond accounts have received returns over the past year that have exceeded the 1.1 percent inflation rate. This is without the higher risk associated with equity investing. TIAA also offers safer alternatives to equities that have produced solid returns. The TIAA Real Estate Account has been a successful way for many to diversify out of equities.

Along with other concerned organizations, TIAA-CREF is working to restore investor confidence in corporate America and in the U.S. equity market. Over the past few months, several of us from TIAA-CREF have testified before Congress on a number of issues: accounting reform; board oversight, independence, and competency; and shareholder rights. Along with Paul Volcker, former Federal Reserve Board chairman and a member of the TIAA and CREF Boards of Overseers, I'm serving on a new Commission on Public Trust and Private Enterprise, founded by the Conference Board. This commission will propose steps to prevent the kind of corporate and accounting abuses that have recently come to light.

   TIAA-CREF's role in helping to shape public policy on corporate governance is a natural extension of our longstanding leadership in this area. For example, our Policy Statement on Corporate Governance, issued in 1993, sets forth the principles we believe are essential to effective corporate governance. We encourage our portfolio companies to follow these guidelines, because we believe our participants are best served when we invest their retirement funds in companies with equitable and efficient corporate governance.

   TIAA-CREF has a long tradition of innovation and consistency. In changing times like these, our true strengths are even more evident. We continue to strive for extra value by offering our participants a diversified array of well-managed retirement accounts, by keeping expenses low, and by providing the information you need to make informed decisions. These were our stated aims when CREF was founded fifty years ago, and they continue to guide our policies and decisions today.


/s/ John H. Biggs
-----------------
John H. Biggs

CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER


FROM THE VICE CHAIRMAN

During the six months ending June 30, 2002, the S&P 500(R) Index dropped 13.2 percent, while the Russell 3000 Index, one o the broadest U.S. indicators, lost
12.2 percent. The technology sector was hit worst,  contributing to a decline of
20.5 percent in the Russell 3000 Growth Index, a subset of the Russell 3000. Because of its broad benchmark-centric investment approach, TIAA-CREF equity accounts were not immune from the effects of this market downturn.

   The CREF Stock, Global Equities, and Growth Accounts suffered losses that reflected the decline in stock prices in both North America and Europe and the selection of individual stocks that did not perform as we had hoped. Our investment approach, which focuses on broad diversification and prevents excessive exposure to individual sectors or stocks, did act to limit some of the damage.

   In Europe, stocks slid 4 percent, according to the Morgan Stanley Europe Index. Of the world's four largest exchanges--New York, Tokyo, London, and Frankfurt--only Tokyo posted a gain, and the Morgan Stanley World Index, whic tracks stocks in 23 developed nations, declined 9 percent for the period.

   In the United States, despite a sizable jump in the gross domestic product in the year's first quarter, the stock market experienced a decline associated with concerns about the economy's near-term future and with a series of accounting scandals involving U.S. companies. In 2001, the longest period of continual economic growth in the United States since the Civil War slowed abruptly. The corporate earnings of the S&P 500 companies, which showed strong growth during much of the 1990s, dropped by more than 50 percent last year. As a result, corporate spending has been reduced, and unemployment has climbed. Unemployment stood at 6 percent in April, an increase of 50 percent since the end of 2000. While consumer spending remained relatively strong, many economists at the end of June expected total economic growth for the year to be less than 3 percent.

   Against this backdrop of a slowed economy, the accounting and financial scandals involving Enron, WorldCom, and other companies have produced huge losses for stock investors and bondholders and have shaken confidence in the market as a whole. Whether this is an overreaction remains to be seen. At present, a less-than-robust recovery has been overshadowed by uncertainty that may take a considerable time to dispel. However, we continue to believe that equities are a key component of a long-term, diversified portfolio strategy.

   Losses in the stock markets have led many American investors to seek the relative safety of bonds. During the first half of 2002, a total of $73.9 billion in new investments flowed into the nation's bond funds, surpassing the $69.5 billion added to stock funds. The Lehman Brothers Aggregate Bond Index, which tracks both government and corporate bond markets, gained 3.8 percent for the period.

   The three CREF equity accounts reported on here are fully invested in stocks, unlike many stock funds that may keep sizable portions of their assets in cash. We believe that participants have the right to decide for themselves how much of their retirement assets to allocate to cash and provide the CREF Money Market Account for that purpose. The other CREF accounts pursue their well-defined investment objectives in the stock

                The benefits of a diversified portfolio are often
                   most pronounced when markets are volatile.


2   College Retirement Equities Fund 2002 SEMIANNUAL REPORT

TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2002

CREF STOCK ACCOUNT..................................................... -10.98%
CREF Composite Index................................................... -10.07
Russell 3000(R) Index.................................................. -12.24
Morgan Stanley Capital International EAFE + Canada Index...............  -1.32
Morningstar Large Blend (VA) category.................................. -13.38
Morningstar Foreign Stock (VA) category................................  -3.10

CREF GLOBAL EQUITIES ACCOUNT........................................... -10.21%
Morgan Stanley Capital International World Index.......................  -9.04
Morningstar World Stock (VA) category..................................  -9.11

CREF GROWTH ACCOUNT.................................................... -22.79%
Russell 3000(R) Growth Index........................................... -20.54
Morningstar Large Growth (VA) category................................. -18.92

Please see pages 4 to 9 for more detailed performance information. The Russell 3000(R) Index is a trademark and servic mark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, or sold by or affiliated with the Frank Russell Company. The CREF Composite Index is a weighted average of the Russell 3000 and the MSCI EAFE + Canada indexes. The benchmark indexes are unmanaged, and you cannot purchase shares in these indexes directly. The performance figures for these indexes do not reflect any investment or operating expenses.


[PHOTO OMITTED]
MARTIN L. LEIBOWITZ
VICE CHAIRMAN AND
CHIEF INVESTMENT
OFFICER

and bond markets. The accounts that invest in equities have participated in the downturn of the markets during the last six months. While the three CREF accounts discussed in this report underperformed their benchmarks, the decline in their respective markets was the predominant factor driving the negative performance.

   The table above shows the total returns (gains and losses plus income) for each account during the first six months of 2002, compared with their respective benchmarks and with the Morningstar categories that best match the accounts' objectives. Detailed performance information appears on the following pages.

   As I reported in CREF's 2001 Annual Report, we are now using data from Morningstar, Inc., to show how the performance of the CREF accounts compares with the average returns of funds having similar objectives. Previously, we used data compiled by Lipper Analytical Services, Inc., for that purpose. We made this change because Morningstar's fund categories more accurately and consistently match our accounts. We believe this will help you judge our performance better. To provide continuity during this transition, we will provide both Morning-star and Lipper data in the "Performance at a Glance" tables of the 2002 reports.

   Beginning in the fourth quarter of 2002, the benchmark for the CREF Growth Account will be the Russell 1000 Growth Index, replacing the Russell 3000 Growth Index. This will allow us to align the account more closely with the large cap growth category used by fund ratings services such as Morningstar and Lipper. However, since these two Russell indexes have an overlap of about 93 percent, there will be considerable continuity.

   Returns during this period continued to demonstrate the value of a diversified investment plan. We take heart from the fact that many TIAA-CREF participants have used the range of options we offer to spread their assets among the four basic asset types: equities, bonds, real estate, and guaranteed investments.

   The benefits of a diversified portfolio are often most pronounced when markets are volatile. While stock values fell during the first half of 2002, bonds, the money market, and real estate all produced gains. CREF's four equity accounts posted returns that ranged from -10.21 percent for the Global Equities Account to -22.79 percent for the Growth Account. Fixed-income investments fared much better. The Money Market Account returned 0.78 percent, the Bond Market Account 3.55 percent, and the Inflation-Linked Bond Account 7.20 percent. The TIAA Real Estate Account posted a return of 1.91 percent during the period. The TIAA Traditional Retirement Annuity, which guarantees principal and a specified interest rate (3 percent for current premiums), had a rate of return of 7.00 percent for the year ended June 30, 2002.

   While no one can predict which way markets will move in the coming months, we at TIAA-CREF can assure you that each of our accounts will continue to pursue its stated goals and that we will work hard to make the most of any opportunities that arise. The markets have shown that the laws of risk and return have not been rewritten and that diversification can reduce risk and help to improve the overall returns of a portfolio, especially when the markets are in turmoil.

/s/ Martin L. Leibowitz
-----------------------
Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER


                     2002 SEMIANNUAL REPORT College Retirement Equities Fund   3

STOCK ACCOUNT

INVESTMENT OBJECTIVE

The CREF Stock Account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.
--------------------------------------------------------------------------------

PORTFOLIO PROFILE

The account uses TIAA-CREF's Dual Investment Management Strategy(SM), which combines stock selection and quantitative techniques. The account is divided into three segments:

o The domestic enhanced index segment is designed to track the U.S. equity markets as a whole, as represented by the Russell 3000 Index. The segment does not invest in all 3,000 stocks in the index but uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the index, including yield and industry weight. This segment also employs special valuation and trading techniques to try to beat the performance of the Russell 3000.

o The domestic stock selection segment contains a relatively small number of stocks that are individually selected for their investment potential.

o The third segment invests in foreign stocks and other foreign equity securities, using both enhanced indexing and stock selection techniques. It tracks the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index (MSCI EAFE + Canada). Like any investments in foreign securities, these investments are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The CREF Stock Account posted a total return of -10.98 percent. The account's return trailed the -10.07 percent return of its composite performance benchmark, a weighted average of the Russell 3000 and the MSCI EAFE+Canada indexes. However, its return topped the -13.38 percent average return of similar variable annuities, as measured by the account's peer group benchmark, the Morningstar Large Blend category.

   The account's returns were lower than those of its composite benchmark because of underperformance by its individual domestic stock selections relative to the Russell 3000. The account's international holdings outperformed the MSCI EAFE+Canada Index, partially offsetting the lower returns of the domestic selections.

   Performance was enhanced in the domestic segment by investments in managed-care companies Aetna and Anthem and pharmaceutical producer Bristol-Myers Squibb. The Aetna holdings were larger than their respective portion in the Russell 3000 (overweighted), and the Bristol-Myers Squibb investment was smaller than its respective portion of the benchmark (underweighted). Overweight positions in U.S. energy companies Exxon Mobil and Apache also contributed positively to relative performance.

   The account's performance was hurt by an investment in diversified conglomerate Tyco International. Tyco is no longer included in the Russell 3000 target index. Overweight technology holdings in Sanmina-SCI Corporation, an electronic component equipment manufacturer; Agere Systems, an optical electronic component manufacturer; and Sprint PCS Group, a telecommunications service provider, also reduced returns relative to the benchmark.

   In the international segment, performance was helped by investments in European energy companies Eni and Total Fina Elf that were larger than their respective portions of the benchmark. Overweight positions in automakers Renault and Nissan and underweights in telecommunications companies France Telecom and Spain-based Telefonica also contributed positively to returns. Performance relative to the benchmark was hurt by overweight positions in Swiss biotechnology company Serono and Sanofi-Synthelabo, a global health care company headquartered in France.

   At the end of the period, 31.3 percent of the account's portfolio was individually selected, while 68.7 percent was managed using quantitative techniques.

--------------------------------------------------------------------------------
The Account's Benchmarks
--------------------------------------------------------------------------------

We use two benchmarks for the CREF Stock Account, the Russell 3000 Index, representing the U.S. stock market, and the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index, representing foreign stock markets. For a comparison with the account's performance, you might combine these two, weighting them according to the size of the account segments that track the two benchmarks. As of June 30, 2002, about 78 percent of the account tracked the Russell 3000, and 22 percent tracked the MSCI EAFE + Canada.

   We use the Russell 3000 to measure the U.S. stock market because it includes 98 percent of the capitalization of all publicly traded U.S. stocks. The Standard & Poor's 500 Stock Index covers only about 75 percent.


4   College Retirement Equities Fund  2002 SEMIANNUAL REPORT

PORTFOLIO COMPOSITION BY INVESTMENT STRATEGY AS OF 6/30/2002

[Data below represents pie chart in the printed piece]

Domestic Enhanced Index Segment    60.6%
International Segment              21.8%
Domestic Active Segment            17.4%
Short-Term Investments              0.2%


PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2002

[Data below represents pie chart in the printed piece]

Consumer Products and Services     34.3%
Financial Services                 20.6%
Manufacturing and Materials        15.7%
Technology                         13.0%
Utilities                           7.7%
Energy                              7.3%
Transportation                      1.2%
Short-Term Investments              0.2%


$10,000 OVER TEN YEARS

[Data below represents line chart in the printed piece]

                             Jun 92   Jun 93   Jun 94   Jun 95   Jun 96   Jun 97
                             ------   ------   ------   ------   ------   ------
Stock Account                10,000   11,462   11,968   14,244   17,582   22,400
Russell 3000 Index           10,000   11,603   11,718   14,639   18,447   24,088
MSCI EAFE + Canada Index     10,000   11,952   13,886   14,200   16,096   18,274

                             Jun 98   Jun 99   Jun 00   Jun 01   Jun 02
                             ------   ------   ------   ------   ------
Stock Account                27,969   32,989   36,327   30,520   25,502
Russell 3000 Index           31,027   37,264   40,841   35,150   29,089
MSCI EAFE + Canada Index     19,425   20,856   24,775   18,865   17,142

The graph assumes a $10,000 investment in the CREF Stock Account on June 30, 1992. It shows that, by June 30, 2002, the investment would have grown to $25,502. For comparison, the graph shows how the Stock Account's benchmarks changed over the same period.


TEN LARGEST HOLDINGS AS OF 6/30/2002

                              Shares      Market Value   Percent of
Company                   (in millions)  (in millions)   Net Assets
-------                   -------------  -------------   ----------
Exxon Mobil Corp              51.6        $ 2,113.4         2.42
General Electric Co           71.1          2,064.9         2.36
Microsoft Corp                30.2          1,652.6         1.89
Pfizer, Inc                   44.2          1,545.5         1.77
Citigroup, Inc                39.6          1,532.8         1.75
American Int'l Group, Inc     18.6          1,266.1         1.45
Wal-Mart Stores, Inc          19.0          1,047.0         1.20
Johnson & Johnson             19.0            992.4         1.13
Intel Corp                    47.8            873.3         1.00
Verizon Communications, Inc   21.4            859.1         0.98

PERFORMANCE AT A GLANCE AS OF 6/30/2002

                                           Average Annual Compound        Cumulative Rates
                                          Rates of Total Return(1,2)    of Total Return (1,2)
                                         --------------------------   --------------------------  2002 Expenses   Net Assets
                                          1 year  5 years  10 years   1 year   5 years  10 years  (annualized)   (in billions)
                                         -------  -------  --------   -------  -------  --------  -------------  -------------
STOCK ACCOUNT                            -16.44%    2.63%    9.81%    -16.44%   13.85%   155.02%     0.42%(3)       $87.5
Russell 3000 Index                       -17.24     3.84    11.27     -17.24    20.76    190.89        --              --
MSCI EAFE + Canada Index                  -9.13    -1.27     5.54      -9.13    -6.17     71.46        --              --
Morningstar Large Blend (VA) category    -19.22     1.52     9.20     -19.22     9.76    147.35        --              --
Lipper Growth and Income Fund Index      -12.91     3.38    10.37     -12.91    18.08    168.23        --              --
Morningstar Foreign Stock (VA) category  -12.64    -1.49     4.90     -12.64    -6.88     64.14        --              --
Lipper International Fund Index           -7.29     0.21     6.48      -7.29     1.07     87.30        --              --

(1) Due to market volatility, recent performance of the CREF Stock Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html, or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Stock Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.


                     2002 SEMIANNUAL REPORT College Retirement Equities Fund   5

GLOBAL EQUITIES ACCOUNT

INVESTMENT OBJECTIVE

The CREF Global Equities Account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio consisting primarily of foreign and domestic common stocks.

PORTFOLIO PROFILE

o The account invests at least 65 percent of its assets in equity securities of foreign and domestic companies. Typically, at least 40 percent of its assets is invested in foreign securities and at least 25 percent in domestic securities, as we deem appropriate. The remaining 35 percent is distributed between foreign and domestic securities.

o  The account uses  TIAA-CREF's Dual Investment  Management  Strategy (see page
   4). The benchmark for its enhanced index segment--and for the account itself--is the Morgan Stanley Capital International (MSCI) World Index. For its stock selection segment, we select individual stocks while monitoring sector, country, and regional asset allocation.

o Investments are allocated to specific countries or regions based on several factors, including the attractiveness of particular markets and the size of a country's or a region's equity markets compared with the value of global markets.

o Like any investments in foreign securities, these investments are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The CREF Global Equities Account posted a total return of -10.21 percent. The return lagged the -9.04 percent return of its performance benchmark, the MSCI World Index, and the -9.11 percent average return of similar variable annuities, as measured by the Morningstar World Stock category.

   The account's investments in North American, European, and Asian-Pacific companies were roughly equal to those of the benchmark. Its underperformance relative to the benchmark resulted from individual stock selections in each of the three regions but primarily those in North America.

   Within the North American segment, the account's performance was hurt by overweight holdings in U.S. technology companies such as Siebel Systems and Sun Microsystems and in telecommunications companies AT&T Wireless, Level 3 Communications, and Sprint PCS Group. Underweight positions in well-performing consumer stocks such as Procter & Gamble also had a negative impact on returns. Positive contri butions to performance came from overweight holdings in managed-care companies Aetna and UnitedHealth Group; in U.S. energy companies Apache, Burlington Resources, and Exxon Mobil; and in bank holding companies U.S. Bancorp and Bank of America.

   In the European segment of the portfolio, relative performance was hurt by overweight holdings in Credit Suisse; Britain's EMI Group; and the Dutch semiconductor company STmicroelectronics. These negatives more than offset positive contributions from holdings in the Netherlands' IHC Caland, an energy company, and in non-cyclical companies British American Tobacco and France's Danone Group and Pernod-Ricard S.A.

   In the Asian-Pacific segment, relative performance was positively affected by investments in Nomura Holdings, a financial services company; Daido Life Insurance Company; and Samsung Electronics. An underweight position in NEC Corporation also had a positive effect on returns. Relative performance was adversely affected by holdings in Japanese consumer cyclical companies such as video game manufacturer Nintendo and film manufacturer Fuji Photo.

   At the  end  of the  period,  67  percent  of  the  account's  portfolio  was
individually   selected,   while  33  percent  was  managed  using  quantitative
techniques.

$10,000 OVER TEN YEARS

[Data below represents line chart in the printed piece]

                             Jun 92   Jun 93   Jun 94   Jun 95   Jun 96   Jun 97
                             ------   ------   ------   ------   ------   ------
Global Equities Account      10,000   11,692   13,545   15,231   18,021   22,440
MSCI World Index             10,000   11,675   12,871   14,244   16,871   20,628

                             Jun 98   Jun 99   Jun 00   Jun 01   Jun 02
                             ------   ------   ------   ------   ------
Global Equities Account      26,877   29,545   35,988   27,077   22,533
MSCI World Index             24,141   27,924   31,328   24,938   21,110

The graph assumes a $10,000 investment in the CREF Global Equities Account on June 30, 1992. It shows that, by June 30, 2002, the investment would have grown to $22,533. For comparison, the graph shows how the MSCI World Index, the Global Equities Account's benchmark, changed over the same period.


6   College Retirement Equities Fund  2002 SEMIANNUAL REPORT

The Account's Benchmark

The benchmark we use for the CREF Global Equities Account is the Morgan Stanley Capital International (MSCI) World Index. This index is an aggregate of 23 developed market countries. MSCI calculates indexes by applying full market capitalization weights (price multiplied by the number of shares outstanding) for the securities in the index. MSCI calculates regional indexes using GDP weightings for countries.

   In constructing its country indexes, MSCI defines the securities listed (i.e., available for trading) in each country, sorts them into industry groups, and selects the largest ones within each industry (by market capitalization) until it has 60 percent of each industry represented. It deletes stocks without sufficient liquidity and corrects for cross-ownership among stocks in the index, then weights them all by market capitalization for each stock.

DIVERSIFICATION AMONG WORLD MARKETS AS OF 6/30/2002

[Data below represents pie chart in the printed piece]

United States                      52.7%
United Kingdom                     11.2%
Japan                               9.1%
Switzerland                         5.3%
France                              4.1%
Netherlands                         3.8%
Germany                             2.3%
Canada                              2.1%
Australia                           1.7%
19 other nations                    6.5%
Short-Term Investments              1.2%


TEN LARGEST HOLDINGS AS OF 6/30/2002

                           Shares    Market Value   Percent of
Company                (in millions) (in millions)  Net Assets   Country
-------                ------------- -------------  -----------  -------------
Exxon Mobil Corp            3.7         $152.4        2.45       United States
Pfizer, Inc                 3.4          117.5        1.89       United States
Citigroup, Inc              2.9          111.3        1.79       United States
Microsoft Corp              1.9          105.5        1.70       United States
General Electric Co         3.6          103.7        1.67       United States
American Int'l Group, Inc   1.3           88.9        1.43       United States
Bank of America Corp        1.1           79.4        1.28       United States
BP plc                      8.2           68.9        1.11       United Kingdom
Wal-Mart Stores, Inc        1.2           68.1        1.10       United States
Intel Corp                  3.6           65.5        1.05       United States


PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2002

[Data below represents pie chart in the printed piece]

Consumer Products and Services     35.0%
Financial Services                 21.0%
Manufacturing and Materials        16.0%
Technology                         10.0%
Energy                              9.6%
Utilities                           6.2%
Transportation                      1.0%
Short-Term Investments              1.2%


PERFORMANCE AT A GLANCE AS OF 6/30/2002

                                    Average Annual Compound        Cumulative Rates
                                   Rates of Total Return(1,2)    of Total Return (1,2)
                                  --------------------------   --------------------------  2002 Expenses   Net Assets
                                   1 year  5 years  10 years   1 year   5 years  10 years  (annualized)   (in billions)
                                  -------  -------  --------   -------  -------  --------  -------------  -------------
GLOBAL EQUITIES ACCOUNT           -16.78%   0.08%    8.46%     -16.78%    0.42%   125.33%     0.46%(3)       $6.2
MSCI World Index                  -15.35    0.49     7.77      -15.35     2.47    111.37        --             --
Morningstar World Stock (VA)
  category                        -16.59    3.05     9.24      -16.59    17.62    145.08        --             --
Lipper Global Fund Index          -13.42    1.91     7.93      -13.42     9.93    114.42        --             --

(1) Due to market volatility, recent performance of the CREF Global Equities Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html, or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Global Equities Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.


                     2002 SEMIANNUAL REPORT College Retirement Equities Fund   7

GROWTH ACCOUNT

INVESTMENT OBJECTIVE

The CREF Growth Account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.
--------------------------------------------------------------------------------

PORTFOLIO PROFILE

o The account invests at least 80 percent of its assets in common stocks and other equity securities.

o  The account uses  TIAA-CREF's Dual Investment  Management  Strategy (see page
   4). The enhanced index portion aims to exceed the return of the Russell 3000 Growth Index, which is also the benchmark for the account.

o The stock selection segment can invest in companies of all sizes, including large, well-known, established companies, particularly when we believe they have new or innovative products, services, or processes that enhance future earnings; smaller, less-seasoned companies with growth potential; and companies in new and emerging areas of the economy.

o The account can buy foreign securities and other instruments if we believe they have superior investment potential. Depending on the investment opportunities, the account may have up to 60 percent of its assets in foreign securities. Like any investments in foreign securities, these are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The CREF Growth Account ended the period with a total return of -22.79 percent. The return lagged behind the -20.54 percent return of the Russell 3000 Growth Index, the account's performance benchmark, and the -18.92 percent average return of similar variable annuities, as measured by the account's peer group benchmark, the Morningstar Large Growth category.

   Account performance was hurt considerably relative to the benchmark by our holdings in industrial conglomerate Tyco International, which were overweight compared with the index. Relative performance also suffered from underweight holdings in Coca-Cola and overweights in Sprint PCS Group, a wireless and telecommunications company.

   Positive contributions to performance came from underweight holdings in pharmaceutical company Bristol-Myers Squibb and overweight positions in managed-care companies Tenet Healthcare and Anthem. Overweight investments in Avon Products also enhanced results. Unfortunately, negative factors had a greater effect on the account's return, relative to the benchmark.

   At the end of the six-month period, 56 percent of the account's assets consisted of individually chosen investments, while 44 percent were held in the enhanced index portion of the portfolio and managed using quantitative techniques.

   The benchmark for the CREF Growth Account will change on October 1, 2002. A detailed explanation appears below.

--------------------------------------------------------------------------------
The Account's Benchmark
--------------------------------------------------------------------------------

The benchmark currently used for the CREF Growth Account is the Russell 3000 Growth Index, representing the growth sector of the U.S. stock market.

   The Growth Index is a subset of the Russell 3000 Index, which comprehensively measures the U.S. stock market. The Growth Index consists of companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values.

   On October 1, 2002, the CREF Growth Account's performance benchmark will change from the Russell 3000 Growth Index to the Russell 1000 Growth Index, a subset of the Russell 1000 Index, which measures the 1,000 largest companies in the Russell 3000 Index. The companies in the Russell 1000 Growth Index are those in the Russell 1000 Index that have higher price-to-book ratios and higher forecasted growth values. The move is designed to align the account's portfolio more closely with the large capitalization growth category used by Morningstar in its variable annuity ratings.

   Although dominated by large cap growth stocks, the Russell 3000 Growth Index also contains holdings in small cap growth stocks. However, there is considerable overlap between the two benchmarks: The Russell 1000 Growth Index accounts for about 93 percent of the capitalization of the Russell 3000 Growth Index.


8   College Retirement Equities Fund  2002 SEMIANNUAL REPORT

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2002

[Data below represents pie chart in the printed piece]

Consumer Products and Services     51.0%
Technology                         26.2%
Manufacturing and Materials        10.3%
Financial Services                  9.0%
Energy                              2.2%
Utilities                           0.5%
Transportation                      0.4%
Short-Term Investments              0.4%

$10,000 SINCE 4/29/1994 INCEPTION

[Data below represents line chart in the printed piece]

                            Jun 94   Jun 95   Jun 96   Jun 97   Jun 98   Jun 99
                            ------   ------   ------   ------   ------   ------
Growth Account               9,817   12,508   15,798   20,859   26,752   33,750
Russell 3000 Growth Index    9,807   12,754   16,283   20,927   27,120   34,058

                            Jun 00   Jun 01   Jun 02
                            ------   ------   ------
Growth Account              42,761   26,831   18,915
Russell 3000 Growth Index   42,864   27,732   20,414

The graph assumes a $10,000 investment in the CREF Growth Account on April 29, 1994. It shows that, by June 30, 2002, the investment would have grown to $18,915. For comparison, the graph shows how the Russell 3000 Growth Index, the Growth Account's benchmark, changed over the same period.

PERCENT BY CAPITALIZATION AS OF 6/30/2002

[Data below represents pie chart in the printed piece]

Large Capitalization Stocks:
Over $5 billion                    90.0%

Middle Capitalization Stocks:
$1-$5 billion                       7.3%

Small Capitalization Stocks:
Under $1 billion                    2.7%

TEN LARGEST HOLDINGS AS OF 6/30/2002

                                   Shares    Market Value   Percent of
Company                        (in millions) (in millions)  Net Assets
-------                        ------------- -------------  ----------
General Electric Co                17.2         $499.0         5.91
Pfizer, Inc                        12.8          446.4         5.28
Microsoft Corp                      8.1          442.4         5.24
Wal-Mart Stores, Inc                5.3          293.8         3.48
Johnson & Johnson                   4.4          232.5         2.75
Intel Corp                         12.3          224.8         2.66
Home Depot, Inc                     5.3          196.3         2.32
Cisco Systems, Inc                 13.7          191.7         2.27
American Int'l Group, Inc           2.7          182.3         2.16
Pharmacia Corp                      4.6          172.8         2.05

PERFORMANCE AT A GLANCE AS OF 6/30/2002

                                    Average Annual Compound        Cumulative Rates
                                   Rates of Total Return(1,2)    of Total Return (1,2)
                                  --------------------------   --------------------------  2002 Expenses   Net Assets
                                   1 year  5 years  10 years   1 year   5 years  10 years  (annualized)   (in billions)
                                  -------  -------  --------   -------  -------  --------  -------------  -------------
GROWTH ACCOUNT                    -29.50%   -1.94%   8.16%     -29.50%   -9.32%    89.91%     0.43%(4)       $8.4
Russell 3000 Growth Index         -26.39    -0.50    9.17      -26.39    -2.45    104.95        --             --
Morningstar Large Growth (VA)
  category                        -26.86     1.63    9.02      -26.86    11.37    102.47        --             --
Lipper Growth Fund Index          -22.84     1.88    8.77      -22.84     9.75    98.69         --             --

(1) Due to market volatility, recent performance of the CREF Growth Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html, or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Growth Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) Inception date: 4/29/1994

(4) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.

                     2002 SEMIANNUAL REPORT College Retirement Equities Fund   9

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

                               SUMMARY BY COUNTRY

                                                 VALUE (000)                %
                                                 -----------             ------
Domestic:
   United States ...........................     $67,527,516             75.98%
                                                 -----------             -----
   TOTAL DOMESTIC ..........................      67,527,516             75.98
                                                 -----------             -----
Foreign:
   Argentina ...............................               2              0.00
   Australia ...............................         746,650              0.84
   Austria .................................           8,610              0.01
   Belgium .................................         245,663              0.28
   Bermuda .................................         316,443              0.36
   Brazil ..................................           1,130              0.00
   Canada ..................................         982,124              1.10
   Denmark .................................         116,417              0.13
   Finland .................................         292,668              0.33
   France ..................................       1,981,073              2.23
   Germany .................................       1,019,527              1.15
   Greece ..................................          47,445              0.05
   Hong Kong ...............................         282,051              0.32
   Hungary .................................           3,990              0.00
   India ...................................          61,625              0.07
   Ireland .................................         167,515              0.19
   Israel ..................................           4,196              0.00
   Italy ...................................         911,704              1.03
   Japan ...................................       3,928,681              4.42
   Korea ...................................          24,953              0.03
   Luxembourg ..............................          49,602              0.06
   Malaysia ................................               3              0.00
   Netherlands .............................       1,149,633              1.29
   New Zealand .............................          22,171              0.02
   Norway ..................................          48,209              0.05
   Portugal ................................          64,060              0.07
   Singapore ...............................         102,689              0.12
   Spain ...................................         400,932              0.45
   Sweden ..................................         316,914              0.35
   Switzerland .............................       1,723,398              1.94
   Taiwan ..................................          16,205              0.02
   United Kingdom ..........................       4,399,214              4.95
                                                 -----------            ------
   TOTAL FOREIGN ...........................      19,435,497             21.86
   SHORT TERM INVESTMENTS ..................       1,917,634              2.16
                                                 -----------            ------
   TOTAL PORTFOLIO .........................     $88,880,647            100.00%
                                                 ===========            ======

                              -------------------
  PRINCIPAL                                             VALUE (000)
  ---------                                             -----------
BONDS--0.01%
CORPORATE BONDS--0.01%
 AEROSPACE AND DEFENSE--0.00%
                 Bae Systems plc
  $ 428,481    (1) 7.450%, 11/30/03 ..................  $     307
                 Banco Nac De Econo CV
  1,600,000        6.500%, 06/15/06 ..................      1,130
                                                         --------
                 TOTAL AEROSPACE AND DEFENSE                1,437
                                                         --------
 CONSUMER CYCLICAL--0.00%
                 Charter
  5,000,000        5.750%, 10/15/05 ..................      2,594
                 Ugly Duckling Corp (Sub Deb)
    413,400        12.000%, 10/23/03 .................        413
                                                         --------
                 TOTAL CONSUMER CYCLICAL .............      3,007
                                                         --------
 FINANCIAL SERVICES--0.00%
                 Amp Reinsurance Note
    480,277    (2) 7.000%, 02/10/05 ..................          0
                 NHI Health Deb
    346,000        9.000%, 01/01/06 ..................        346
                                                         --------
                 TOTAL FINANCIAL SERVICES ............        346
                                                         --------
 TECHNOLOGY--0.01%
                 Avaya, Inc
$ 8,500,000        0.000%, 10/31/21 ..................    $ 3,060
                 Exodus Communications, Inc
 10,000,000        0.000%, 02/15/08 ..................         25
                 TIVO
    400,000        7.000%, 08/15/06 ..................        272
                                                         --------
                 TOTAL TECHNOLOGY ....................      3,357
                                                         --------
                 TOTAL CORPORATE BONDS
                  (Cost $22,088) .....................      8,147
                                                         --------

GOVERNMENT BOND--0.00%
 U.S. TREASURY SECURITY--0.00%
                 U.S. Treasury Note
    325,000        5.000%, 02/15/11 ..................        331
                                                         --------
                 TOTAL GOVERNMENT BOND
                  (Cost $315) ........................        331
                                                         --------
                 TOTAL BONDS
                  (Cost $22,403) .....................      8,478
                                                         --------

--------
(1) Denominated in British Pounds
(2) Denominated in Australian Dollars

   SHARES
   ------
PREFERRED STOCK--0.10%
 BASIC INDUSTRIES--0.01%
      1,670        Buhrmann NV .......................          5
    132,287      * Sealed Air Corp ...................      5,404
                                                         --------
                   TOTAL BASIC INDUSTRIES ............      5,409
                                                         --------
 CONSUMER CYCLICAL--0.06%
    114,400     b* Adelphia Communications ...........        171
    649,672      * Comcast Corp CV 10/15/29 ..........     12,831
     50,000      * Comcast Corp CV 11/15/29 ..........        425
     35,539      * Fiat S.p.A. .......................        316
     13,350        Hugo Boss AG. .....................        242
     34,453        MAN AG. ...........................        602
  5,084,981        News Corp Ltd .....................     23,351
    115,446      * O'Sullivan Industries Holdings, Inc         95
     25,363        Porsche AG. .......................     12,023
        600      * Price Legacy Corp .................         10
     36,900        Prosieben Media AG. ...............        355
     42,203        Volkswagen AG. ....................      1,359
                                                         --------
                   TOTAL CONSUMER CYCLICAL ...........     51,780
                                                         --------
 CONSUMER NON-CYCLICAL--0.00%
     40,704        Henkel Kgaa .......................      2,798
                                                         --------
                   TOTAL CONSUMER NON-CYCLICAL .......      2,798
                                                         --------
 FINANCIAL SERVICES--0.00%
          1      * Crestaran International Investment BV        0
                                                         --------
                   TOTAL FINANCIAL SERVICES ..........          0
                                                         --------
 HEALTH CARE--0.02%
    941,176        Advanced Medicine Series C ........      8,470
    444,445      * Advanced Medicine Series D ........      4,000
     28,640        Fresenius Medical Care AG. ........        962
      8,534      * MEDIQ, Inc ........................          2
  2,758,725     f* Netgenics, Inc CV Series D ........      6,345
                                                         --------
                   TOTAL HEALTH CARE .................     19,779
                                                         --------
 TECHNOLOGY--0.01%
      7,000      * Lucent Technologies, Inc ..........      3,395
      9,807      * Superior Trust I Series A .........         20
                                                         --------
                   TOTAL TECHNOLOGY ..................      3,415
                                                         --------


10 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
-------------------------------------------------------------------------------
   SHARES                                               VALUE (000)
   ------                                               -----------

 UTILITIES--0.00%
          1        Tele Norte Leste Participacoes S.A.  $       0
    150,000      * Viatel Financing Trust I ...........        38
                                                        ---------
                   TOTAL UTILITIES ....................        38
                                                        ---------
                   TOTAL PREFERRED STOCK
                    (Cost $160,727) ...................    83,219
                                                        ---------
COMMON STOCK--99.28%
 AEROSPACE AND DEFENSE--1.14%
    134,291        AAR Corp ...........................     1,370
    177,032      * Alliant Techsystems, Inc ...........    11,295
    129,877      * Armor Holdings, Inc ................     3,312
     94,678      * Aviall, Inc ........................     1,325
 19,236,953        BAE Systems plc ....................    98,232
     13,000      * Ballard Power Systems, Inc .........       212
  4,163,369        Boeing Co ..........................   187,352
     25,400        CAE, Inc ...........................       208
     86,408      * DRS Technologies, Inc ..............     3,694
      3,467        Ducommun, Inc ......................        91
     34,195        Dynamics Research Corp .............       827
  1,198,936      * Echostar Communications Corp
                    (Class A) .........................    22,252
     39,728        Engineered Support Systems, Inc ....     2,078
      3,500      * EnPro Industries, Inc ..............        18
    363,344      e European Aeronautic Defense
                     And Space Co .....................     5,587
  1,196,933        General Dynamics Corp ..............   127,294
  9,625,994      * General Motors Corp ................   100,110
    509,429        Goodrich Corp ......................    13,918
     55,544        Heico Corp .........................       779
      4,274        Heico Corp (Class A) ...............        48
     60,005      * Herley Industries, Inc .............     1,273
    119,161      * Hexcel Corp ........................       518
     10,463      * Innovative Solutions &
                     Support, Inc .....................        78
     36,300      * Integrated Defense Technology, Inc .     1,068
    123,075        Kaman Corp (Class A) ...............     2,063
    360,212      * L-3 Communications Holdings, Inc ...    19,451
     40,300      * Ladish Co, Inc .....................       492
  2,075,724        Lockheed Martin Corp ...............   144,263
     73,487      * Moog, Inc (Class A) ................     3,151
    677,851        Northrop Grumman Corp ..............    84,731
    218,694     e* Orbital Sciences Corp ..............     1,743
    170,187      * Panamsat Corp ......................     3,846
    238,136     e* Pegasus Communications Corp ........       174
    661,991        PerkinElmer, Inc ...................     7,315
    307,100        Precision Castparts Corp ...........    10,134
  2,190,793        Raytheon Co ........................    89,275
    231,562      * Remec, Inc .........................     1,299
    830,432        Rockwell Collins, Inc ..............    22,770
  1,866,349        Rolls-Royce plc ....................     4,609
     31,011      * Sequa Corp (Class A) ...............     2,028
    281,137        Smiths Group plc ...................     3,651
    168,150      * Teledyne Technologies, Inc .........     3,489
     32,443        Thales S.A. ........................     1,378
     85,675      * Triumph Group, Inc .................     3,821
    104,517      * United Defense Industries, Inc .....     2,404
     84,732      * Viasat, Inc ........................       714
    158,368        Zodiac S.A. ........................     3,879
                                                         --------
                   TOTAL AEROSPACE AND DEFENSE            999,619
                                                         --------
 BASIC INDUSTRIES--5.01%
     47,120      * Aaon, Inc ..........................       884
    957,430      e Abitibi-Consolidated, Inc ..........     8,826
     50,208        Acerinox S.A. ......................     2,105
     82,027        ACS Actividades de
                     Construccion y Servicios S.A. ....     2,641
     17,457     e* AEP Industries, Inc ................       620
      1,550        Aggreko plc .........................        4
      7,000        Agrium, Inc .........................       68
  1,511,166        Air Products & Chemicals, Inc .......   76,269
    310,271      * Airgas, Inc .........................    5,368
    502,228      * AK Steel Holding Corp ...............    6,434
    363,884        Akzo Nobel NV .......................   15,845
     89,678        Albany International Corp (Class A) .    2,413
    122,102        Albemarle Corp ......................    3,755
     36,186        Alcan, Inc ..........................    1,358
    742,246        Alcan, Inc (U.S.) ...................   28,159
  6,566,449        Alcoa, Inc ..........................  217,678
     15,259        Alico, Inc ..........................      448
    391,600        Allegheny Technologies, Inc .........    6,187
      4,965        Aluminium Of Greece S.A.I.C. ........      138
    120,009        Amcol International Corp ............      822
  2,389,599        Amcor Ltd ...........................   11,054
    140,000        Amec plc ............................      893
     15,634      * American Realty Investors, Inc ......      175
    350,547      * American Standard Cos, Inc ..........   26,326

     29,529        American Woodmark Corp ..............    1,657
     18,768        Ameron International Corp ...........    1,356
     54,409      * Applied Films Corp ..................      607
    173,679        Aptargroup, Inc .....................    5,341
  2,875,508     e* Arcelor .............................   40,809
    103,604        Arch Chemicals, Inc .................    2,559
    192,402        Arch Coal, Inc ......................    4,369
     79,352     e* Armstrong Holdings, Inc .............      142
  1,492,358        Asahi Kasei Corp ....................    4,968
     75,000        Astrazeneca plc (Spon ADR) ..........    3,075
     28,751      * Avatar Holdings, Inc ................      806
    533,629        Avery Dennison Corp .................   33,485
    306,459        Ball Corp ...........................   12,712
    682,830        Barratt Developments plc ............    4,372
  1,075,868        Barrick Gold Corp ...................   20,394
    198,540        Barrick Gold Corp (U.S.) ............    3,770
    657,382        BASF AG. ............................   30,481
    641,182        Bayer AG. ...........................   20,327
    295,006        Bemis Co ............................   14,013
    238,422        Berkeley Group plc ..................    2,635
  7,787,512   a,b* Bethlehem Steel Corp ................    1,635
 12,909,482        BHP Billiton Ltd ....................   74,648
  5,236,298        BHP Billiton plc ....................   28,535
    552,776        Black & Decker Corp .................   26,644
    907,518        BOC Group plc .......................   14,096
     13,546        Boehler-Uddeholm AG. ................      654
    251,787        Boise Cascade Corp ..................    8,694
  1,960,452        Boral Ltd ...........................    4,127
    470,875        Bowater, Inc ........................   25,601
    354,024        BPB plc .............................    1,889
     84,444      * Brush Engineered Materials, Inc .....    1,047
    114,800      * Buckeye Technologies, Inc ...........    1,125
     45,120        Buderus AG. .........................    1,020
    130,640        Buhrmann NV .........................    1,205
     69,849      * Building Materials Holding Corp .....    1,004
     24,073        Butler Manufacturing Co .............      661
     21,044      * BWAY Corp ...........................      336
    336,117        Cabot Corp ..........................    9,630
    138,460     e* Cabot Microelectronics Corp .........    5,976
    184,595        Calgon Carbon Corp ..................    1,551
    120,817        Cambrex Corp ........................    4,845
    307,660      e Cameco Corp .........................    7,829
    143,619      * Caraustar Industries, Inc ...........    1,792
    159,391        Carlisle Cos, Inc ...................    7,169
    103,564        Carpenter Technology Corp ...........    2,984
  5,271,321        Carter Holt Harvey Ltd ..............    5,069
     35,269        Castle (A.M.) & Co ..................      440
     36,482        Centex Construction Products, Inc ...    1,328


                        SEE NOTES TO FINANCIAL STATEMENTS

           2002 SEMIANNUAL REPORT College Retirement Equities Fund 11

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 BASIC INDUSTRIES--(CONTINUED)
    369,600        Centex Corp .......................   $ 21,359
     65,282        Century Aluminum Co ...............        972
    254,464      * Champion Enterprises, Inc .........      1,430
     30,972      * Chase Industries, Inc .............        430
     45,412        Chemed Corp .......................      1,712
     58,458        Chemfirst, Inc ....................      1,675
     81,459        Chesapeake Corp ...................      2,145
    604,000        Cheung Kong Infrastructure
                     Holdings Ltd ....................        972
  1,800,500     e* Chiyoda Corp ......................      3,049
     49,910        Ciba Specialty Chemicals AG.
                     (Regd) ..........................      3,999
      6,248        Cimpor Cimentos de Portugal S.A. ..        121
    119,827        Clarcor, Inc ......................      3,793
      8,000        Clariant AG. (Regd) ...............        190
    561,880        Clayton Homes, Inc ................      8,878
     48,492      * Cleveland-Cliffs, Inc .............      1,338
    161,410        Collins & Aikman Corp .............      1,469
    658,439      * Collins & Aikman Corp Rts .........          0
    194,359      * Comfort Systems USA, Inc ..........        966
     64,161        Commercial Metals Co ..............      3,012
    650,332      e Compagnie De Saint-Gobain .........     29,191
    390,209        Consol Energy, Inc ................      8,292
    685,286      * Corus Group plc ...................        877
     45,117      * Corvas International, Inc .........         97
    428,582      * CRH plc (Ireland) .................      7,174
  2,674,814        CRH plc (United Kingdom) ..........     43,587
    595,515        Crompton Corp .....................      7,593
    637,374     e* Crown Cork & Seal Co, Inc .........      4,366
  2,528,347      e CSR Ltd ...........................      9,070
    241,900      * Cytec Industries, Inc .............      7,605
  4,427,779        Daicel Chemical Industries Ltd ....     15,109
  1,189,000      * Dainippon Ink & Chemicals, Inc ....      2,549
    267,005        Daito Trust Construction Co Ltd ...      5,001
    716,221        Daiwa House Industry Co Ltd .......      4,380
     55,028        Deltic Timber Corp ................      1,897
    183,000      e Denki Kagaku Kogyo KK .............        583
    105,969      * Dionex Corp .......................      2,839
    542,681      e Dofasco, Inc ......................     10,979
        515      * Dominion Homes, Inc ...............         10
    277,360        Domtar, Inc .......................      3,237
     14,985        Donnelly Corp .....................        404
    644,151        Dr Horton, Inc ....................     16,767
  5,427,638        Dow Chemical Co ...................    186,602
     25,811      * Drew Industries, Inc ..............        425
  5,240,786        Du Pont (E.I.) de Nemours & Co ....    232,691
    225,546     e* Earthshell Corp ...................        259
    387,853        Eastman Chemical Co ...............     18,190
    817,549        Ecolab, Inc .......................     37,795
    102,045        Elcor Corp ........................      2,791
      7,268        Elkem ASA .........................        163
     78,488      * EMCOR Group, Inc ..................      4,607
    335,970      * Encompass Services Corp ...........        192
     63,755      * Encore Wire Corp ..................        907
     72,880      * Energy Conversion Devices, Inc ....      1,143
    782,101        Engelhard Corp ....................     22,149
     17,434        Eramet ............................        560
     61,900        Falconbridge Ltd ..................        810
    161,781        Ferro Corp ........................      4,878
    183,458     e* Fleetwood Enterprises, Inc ........      1,596
    628,235        Fletcher Building Ltd .............        839
  3,428,918      * Fletcher Challenge Forests Ltd ....        400
    100,735        Florida Rock Industries, Inc ......      3,607
    583,502        Fluor Corp ........................     22,727
    120,150      * FMC Corp ..........................      3,625
     94,346        Foamex International, Inc .........      1,048
    175,040      e Fomento de Construcciones
                     y Contratas S.A. ................      4,270
      2,065        Forbo Holding AG. (Regd) ..........        758
    268,789        Fording, Inc                             5,037
    750,246      * Freeport-Mcmoran Copper & Gold,
                     Inc (Class A) ...................      13,392
      1,000      * Fujita Corp .......................          0
     33,032      * Gentek, Inc .......................          7
    134,433        Georgia Gulf Corp .................      3,554
  1,242,897        Georgia-Pacific Corp ..............     30,550
     34,623        Gibraltar Steel Corp ..............        768
     71,880        Glatfelter ........................      1,351
 64,800,000        Global Bio-Chem Technology ........     24,300
    167,324        Granite Construction, Inc .........      4,233
    209,570        Great Lakes Chemical Corp .........      5,552
     69,612        Greif Brothers Corp (Class A) .....      2,322
    626,778        Grupo Dragados S.A. ...............     11,173
    132,897        Grupo Ferrovial S.A. ..............      3,624
    152,195        H.B. Fuller Co ....................      4,458
  1,771,677        Hanson plc ........................     12,652
      1,000      * Haseko Corp .......................          0

      1,000      * Hazama Corp .......................          0
    382,875      * Hecla Mining Co ...................      1,796
     23,132        Heidelberger Zement AG. (Belgium) .      1,119
      9,173        Heidelberger Zement AG. (Germany) .        451
     23,132      * Heidelberger Zement AG. (Strip Vvpr)         0
     61,894        Hellenic Technodomiki S.A. .......         401
    561,106      * Hercules, Inc ....................       6,509
     26,962        Hoganas AB (B Shs) ...............         581
    112,438        Holcim Ltd (Br) ..................      25,800
     48,341        Holmen AB (B Shs) ................       1,283
     75,161      * Hovnanian Enterprises, Inc (Class A)     2,697
    399,544        Iluka Resources Ltd ..............       1,101
    569,151        IMC Global, Inc ..................       7,114
     59,335      * Imco Recycling, Inc ..............         584
      8,875        Imerys S.A. ......................       1,135
  5,231,339        Imperial Chemical Industries plc .      25,437
    821,592      * Inco Ltd .........................      18,448
    122,684      * Insituform Technologies, Inc
                     (Class A) ......................       2,598
    163,592      * Integrated Electrical Services, Inc      1,022
  2,570,386        International Paper Co ...........     112,017
     77,051        International Specialty Products, Inc      593
     37,304        Interpool, Inc ....................        644
    121,171      * Ishihara Sangyo Kaisha Ltd ........        191
    203,832      e Italcementi S.p.A. ................      2,019
     91,192      * Ivex Packaging Corp ...............      2,076
    272,504        Jacobs Engineering Group, Inc .....      9,478
    513,760      * James Hardie Industries NV ........      1,875
         84      * Japan Steel Works Ltd .............          0
     56,580      * Jarden Corp .......................      1,120
 13,194,019      * Jefferson Smurfit Group plc .......     40,394
    141,000        Jefferson Smurfit Group plc
                    (Spon Adr) .......................      4,442
    579,079        Jefferson Smurfit Group plc
                    (United Kingdom) .................      1,761
    531,000        JGC Corp ..........................      3,766
    115,255        Johnson Matthey plc ...............      1,764
    240,000        JSR Corp ..........................      2,028
    142,516     b* Kaiser Aluminum Corp ..............         14
  3,720,000      e Kajima Corp .......................     10,552
    373,000        Kaneka Corp .......................      2,599
  1,104,000      * Kawasaki Steel Corp ...............      1,437
    231,485        KB Home ...........................     11,924
  3,798,280        Kimberly-Clark Corp ...............    235,493
     69,132        Kinden Corp .......................        324
        667        Kureha Chemical Industry Co Ltd ...          2
    188,000        Kyudenko Corp .....................        712
    188,529        Lafarge North America, Inc ........      6,627
    816,181        Lafarge S.A. (Br) .................     81,412


12  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 BASIC INDUSTRIES--(CONTINUED)
    262,880        L'Air Liquide S.A. ................   $ 40,449
    415,540        Leighton Holdings Ltd .............      2,424
    299,216        Lennar Corp .......................     18,312
    235,254        Lennox International, Inc .........      4,232
    146,457      e Linde AG. .........................      7,449
      1,263      * Liquidmetal Technologies ..........         15
    142,534      * Lone Star Technologies, Inc .......      3,264
    273,495      * Longview Fibre Co .................      2,576
     87,445        Lonza Group AG. (Regd) ............      6,757
    564,908      * Louisiana-Pacific Corp ............      5,982
     72,572        LSI Industries, Inc ...............      1,333
      3,067     b* LTV Corp ..........................          0
    275,593        Lubrizol Corp .....................      9,232
     78,818      * Lydall, Inc .......................      1,202
    777,322        Lyondell Chemical Co ..............     11,738
     59,195        M/I Schottenstein Homes, Inc ......      2,230
    112,191        MacDermid, Inc ....................      2,412
    231,000        Maeda Road Construction Co Ltd ....        838
    282,747        Martin Marietta Materials, Inc ....     11,027
  2,772,948        Masco Corp ........................     75,175
    404,502        Massey Energy Co ..................      5,137
     51,703      * Material Sciences Corp ............        725
    630,107        Matsushita Electric Works Ltd .....      4,521
    155,826      * Mattson Technology, Inc ...........        720
      9,735        Maui Land & Pineapple Co ..........        197
      9,430        Mayr-Melnhof Karton AG. ...........        680
     97,057        MDC Holdings, Inc .................      5,047
  1,137,407        MeadWestvaco Corp .................     38,171
     10,100      * Mestek, Inc .......................        193
    332,474        Millennium Chemicals, Inc .........      4,671
  4,085,349        MIM Holdings Ltd ..................      2,982
    106,147        Minerals Technologies, Inc ........      5,235
  2,886,818      * Mitsubishi Chemical Corp ..........      6,720
    443,540      * Mitsubishi Gas Chemical Co, Inc ...        807
  1,029,785        Mitsubishi Materials Corp .........      2,045
    445,000      * Mitsubishi Paper Mills Ltd ........        657
  1,087,400        Mitsui Chemicals, Inc .............      5,434
  1,714,000        Mitsui Mining & Smelting Co Ltd ...      5,105
     68,750      * Mobile Mini, Inc ..................      1,176
     43,816      * Modtech Holdings, Inc .............        552
    360,267        Monsanto Co .......................      6,413
    159,239      * Mueller Industries, Inc ...........      5,056
     13,468      * Nanophase Technologies Corp .......         79
  7,438,416        National Aluminium Co Ltd .........     14,767
    468,450        NatSteel Ltd ......................        453
     86,965      * NCI Building Systems, Inc .........      1,548
      1,136      * New World Infrastucture Ltd .......          0
  1,153,258        Newcrest Mining Ltd ...............      4,908
  3,124,820        Newmont Mining Holding Corp .......      8,421
  2,287,446        Newmont Mining Holding Corp (U.S.)      60,228
     82,000        Nippon Hodo Co Ltd ................        332
    368,000        Nippon Kayaku Co Ltd ..............      1,458
      2,000        Nippon Light Metal Co Ltd .........          2
    490,000        Nippon Sanso Corp .................      1,688
     86,562        Nippon Shokubai Co Ltd ............        435
 36,191,793      * Nippon Steel Corp .................     56,465
        978        Nippon Unipac Holding .............      6,054
    457,316      e Nishimatsu Construction Co Ltd ....      1,423
    377,000        Nissan Chemical Industries Ltd ....      2,180
  7,703,790      * NKK Corp ..........................      7,456
     57,674        NL Industries, Inc ................        880
        182        NOF Corp ..........................          0
    651,847        Noranda, Inc ......................      8,208
    265,634        Norske Skogindustrier ASA .........      4,956
     47,171      * Nortek, Inc .......................      2,127
     28,341      * Northwest Pipe Co .................        663
     62,431        Nova Chemicals Corp ...............      1,384
    485,015        Novar plc .........................      1,031
      1,692        Novozymes A/S (B Shs) .............         38
     88,665      * NS Group, Inc .....................        847
    411,756        Nucor Corp ........................     26,781
     32,567      * NVR, Inc ..........................     10,519
    659,842        Obayashi Corp .....................      1,872
     49,111      * Octel Corp ........................      1,245
      8,033      * Oglebay Norton Co .................        103
  2,495,412        OJI Paper Co Ltd ..................     14,261
    501,000        Okumura Corp ......................      1,572
    197,272        Olin Corp .........................      4,370
    150,696        OM Group, Inc .....................      9,343
    206,016      * Omnova Solutions, Inc .............      1,731
  1,031,694        OneSteel Ltd ......................        759
    137,422      * Oregon Steel Mills, Inc ...........        825
    417,027        Orica Ltd .........................      2,241
     52,031      * Osmonics, Inc .....................        827
    115,697        Outokumpu Oyj .....................      1,394
    775,256      * Owens-Illinois, Inc ...............     10,652

    298,275      * Packaging Corp Of America .........      5,933
    917,102      * Pactiv Corp .......................     21,827
     83,547      * Palm Harbor Homes, Inc ............      1,659
    698,446        Paperlinx Ltd .....................      1,902
     85,312        Patrick Corp Ltd ..................        785
     81,482        Peabody Energy Corp ...............      2,306
     99,010        Pechiney S.A. (A Shs) .............      4,522
     38,046        Penford Corp ......................        689
     64,610        Penn Engineering & Manufacturing
                     Corp ............................      1,126
     39,769        Penn Virginia Corp ................      1,550
     67,904      * Penwest Pharmaceuticals Co ........      1,324
     53,794      * Perini Corp .......................        215
    446,695      * Phelps Dodge Corp .................     18,404
  2,017,049        Pilkington plc ....................      2,852
    737,886        Placer Dome, Inc ..................      8,248
    898,993        Plum Creek Timber Co, Inc .........     27,599
    415,728        PolyOne Corp ......................      4,677
     75,947        Pope & Talbot, Inc ................      1,422
     85,730        Posco .............................      9,514
    234,859        Potash Corp Of Saskatchewan .......     15,674
     52,700        Potash Corp Of Saskatchewan,
                     Inc (U.S) .......................      3,515
    150,556        Potlatch Corp .....................      5,122
    958,083        PPG Industries, Inc ...............     59,305
    923,847        Praxair, Inc ......................     52,632
    268,327        Pulte Homes, Inc ..................     15,423
     38,581        Quaker Chemical Corp ..............        945
     73,296        Quanex Corp .......................      3,203
     37,584        Rautaruukki Oyj ...................        176
    142,240        Rayonier, Inc .....................      6,988
    124,651        Reliance Steel & Aluminum Co ......      3,802
    395,760        Rexam plc .........................      2,564
  1,056,939        Rio Tinto Ltd .....................     19,890
  5,736,930        Rio Tinto plc .....................    105,200
    219,472        RMC Group plc .....................      2,196
     61,271        Roanoke Electric Steel Corp .......        946
     65,903        Rock-Tenn Co (Class A) ............      1,209
  1,587,239        Rohm & Haas Co ....................     64,267
     65,964        Royal Gold, Inc ...................        901
    197,627      * Royal Group Technologies Ltd ......      4,091
    582,522        RPM, Inc ..........................      8,883
    112,642      * RTI International Metals, Inc .....      1,369
    119,988        Ryerson Tull, Inc .................      1,395
    136,482        Ryland Group, Inc .................      6,790


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 13

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 BASIC INDUSTRIES--(CONTINUED)
    205,000        Sanki Engineering Co Ltd ..........      $ 983
     23,540        Sapa AB ...........................        448
     20,094        Schnitzer Steel Industries, Inc
                    (Class A) ........................        448
    159,218        Schulman (A.), Inc ................      3,415
     41,085      * Sciclone Pharmaceuticals, Inc .....         82
    410,923      * Sealed Air Corp ...................     16,548
    794,456        Sekisui Chemical Co Ltd ...........      2,718
    980,234        Sekisui House Ltd .................      7,205
    655,000        SembCorp Marine Ltd ...............        404
    226,308      * Shaw Group, Inc ...................      6,948
    744,122        Sherwin-Williams Co ...............     22,272
  1,940,057        Shimizu Corp ......................      6,394
  3,094,016        Shin-Etsu Chemical Co Ltd .........    132,940
    300,000      * Showa Denko KK ....................        488
    392,757        Sigma-Aldrich Corp ................     19,697
     53,532      * Silgan Holdings, Inc ..............      2,165
     38,772      * Simpson Manufacturing Co, Inc .....      2,215
    648,162        Skanska AB (B Shs) ................      4,478
     33,392        Skyline Corp ......................      1,102
    939,141      * Smurfit-Stone Container Corp ......     14,482
    334,411        Snap-On, Inc ......................      9,929
    584,272        Solutia, Inc ......................      4,102
    107,912        Solvay S.A. .......................      7,769
    547,316        Sonoco Products Co ................     15,500
     64,090        Sons Of Gwalia Ltd ................        218
     78,491        Southern Peru Copper Corp .........      1,177
     73,554        Spartech Corp .....................      2,003
    167,078        Standard-Pacific Corp .............      5,861
    502,131        Stanley Works .....................     20,593
     34,000        Starrett (L.S.) Co (Class B) ......        859
    133,828      * Steel Dynamics, Inc ...............      2,204
    750,284      * Stillwater Mining Co ..............     12,215
     10,653     b* Stone & Webster, Inc ..............          5
    718,157        Stora Enso Oyj (R Shs) ............     10,064
    331,000      e Sumitomo Bakelite Co Ltd ..........      2,400
  3,229,140        Sumitomo Chemical Co Ltd ..........     14,683
    429,000        Sumitomo Forestry Co Ltd ..........      2,513
  2,087,498      * Sumitomo Metal Industries Ltd .....        923
    624,067        Sumitomo Metal Mining Co Ltd ......      2,822
        239        Sunshine Mining & Refining ........          0
  2,903,339        Svenska Cellulosa AB (B Shs) ......    103,301
     54,965        Svenskt Stal AB (SSAB) Series A ...        715
     25,012        Svenskt Stal AB (SSAB) Series B ...        312
      3,258        Syngenta AG. ......................        196
    900,363      * Taiheiyo Cement Corp ..............      1,675
    425,801        Taisei Corp .......................        981
    919,281        Taylor Woodrow plc ................      2,522
    190,826        Technical Olympic S.A. ............        837
     13,775        Technical Olympic USA, Inc ........        219
    743,471        Teck Cominco Ltd (Class B) ........      6,721
    275,367        Temple-Inland, Inc ................     15,933
    529,000        Tenma Corp ........................      5,994
    171,583      * Terra Industries, Inc .............        357
    115,066        Texas Industries, Inc .............      3,623
  1,167,529        ThyssenKrupp AG. ..................     17,872
     17,297        Titan Cement Co S.A. ..............        678
     36,275     e* Titanium Metals Corp ..............        127
     86,000        Toda Corp .........................        187
    271,400        Tokyo Ohka Kogyo Co Ltd ...........      4,055
    231,524      * Toll Brothers, Inc ................      6,784
    555,000        Tosoh Corp ........................      1,783
    285,778        Tostem Inax Holding Corp ..........      4,876
    471,700        Toto Ltd ..........................      2,204
    461,400        Toyo Seikan Kaisha Ltd ............      6,067
  1,268,009        Transurban Group ..................      2,990
    104,869        Tredegar Corp .....................      2,533
     78,685        Trelleborg AB (B Shs) .............        775
      5,933        Tremont Corp ......................        177
     31,052     e* Trex Co, Inc ......................        975
     88,800      * U.S. Concrete, Inc ................        583
  1,539,000        Ube Industries Ltd ................      2,401
     22,401      e Umicore ...........................        967
    536,100        United States Steel Corp ..........     10,663
     61,235        Universal Forest Products, Inc ....      1,434
    586,456      e UPM-Kymmene Oyj ...................     23,086
     22,616        Uponor Oyj ........................        469
     70,323        URS Corp ..........................      1,969
    441,904        USEC, Inc .........................      3,889
    192,888     b* USG Corp ..........................      1,379
    359,773        Valspar Corp ......................     16,240
    126,949      e Vinci S.A. ........................      8,607
     76,646        Viohalco S.A. .....................        548
     21,258        Voest-Alpine AG. ..................        695
    546,741        Vulcan Materials Co ...............     23,947
     17,039      * Washington Group International,
                     Inc Wts 03/11/03 ................          0
     52,391      * Water Pik Technologies, Inc .......        656

     93,572        Watsco, Inc .......................      1,708
    237,820        Wausau-Mosinee Paper Corp .........      2,866
      2,525      * WCI Communities, Inc ..............         73
     80,881        WD-40 Co ..........................      2,245
    165,098        Wellman, Inc ......................      2,766
     59,650        West Pharmaceutical Services, Inc .      1,914
  2,512,275        Weyerhaeuser Co ...................    160,409
     16,665        Wienerberger AG. ..................        292
     24,180      * William Lyon Homes, Inc ...........        630
    760,641        Wimpey (George) plc ...............      3,107
  3,405,132        WMC Ltd ...........................     17,377
  1,552,639        Wolseley plc ......................     15,739
     17,253      * Wolverine Tube, Inc ...............        130
    366,114        Worthington Industries, Inc .......      6,627
    220,493      * WR Grace & Co .....................        661
    204,330        York International Corp ...........      6,904
      1,000        YT Realty Group Ltd ...............          0
                                                        ---------
                   TOTAL BASIC INDUSTRIES ............  4,382,523
                                                        ---------
 CONSUMER CYCLICAL--11.28%
     38,166     e* 1-800 Contacts, Inc ...............        515
    189,065      * 99 Cents Only Stores ..............      4,850
     76,007        Aaron Rents, Inc ..................      1,820
    672,268      * Abercrombie & Fitch Co (Class A) ..     16,215
    341,470     e* Acclaim Entertainment, Inc ........      1,205
        643      * Acclaim Entertainment, Inc
                     Wts 03/16/04 ....................          0
  1,087,170        Accor S.A. ........................     44,096
     45,712      * Acme Communication, Inc ...........        336
     84,668      * Action Performance Cos, Inc .......      2,676
     13,700      * Actv, Inc .........................         16
    467,363     b* Adelphia Communications Corp
                    (Class A) ........................         75
     75,056      * Advance Auto Parts ................      4,091
     71,033        Advanced Marketing Services, Inc ..      1,300
    258,598        Aeon Co Ltd .......................      6,904
      2,555      * Aeropostale, Inc ..................         70
    147,755      * AFC Enterprises, Inc ..............      4,617
     39,964      * Aftermarket Technology Corp .......        767
      9,900      * Alexander's, Inc ..................        760
    221,074      * Alliance Gaming Corp ..............      2,702
    130,381        AMC Entertainment, Inc ............      1,851
     63,046      * Amerco ............................        932
    138,432      * American Axle & Manufacturing
                     Holdings, Inc ...................      4,117
    269,318      * American Eagle Outfitters, Inc ....      5,693


14  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER CYCLICAL--(CONTINUED)
    346,160      * American Greetings Corp (Class A) .    $ 5,767
     52,611      * Ameristar Casinos, Inc ............      1,529
     43,933        Angelica Corp .....................        756
    201,077      * Anntaylor Stores Corp .............      5,105
 30,332,828        AOL Time Warner, Inc ..............    446,196
    248,594        Aoyama Trading Co Ltd .............      2,781
    147,559        Apogee Enterprises, Inc ...........      2,119
    790,843      * Apollo Group, Inc (Class A) .......     31,175
     76,446      * Apollo Group, Inc
                    (University Of Phoenix Online) ...      2,264
    372,748        Applebee's International, Inc .....      8,555
     89,074        Arctic Cat, Inc ...................      1,549
      6,657        Arden Group, Inc (Class A) ........        399
    120,972      * Argosy Gaming Co ..................      3,436
    344,005        Aristocrat Leisure Ltd ............      1,045
    136,118        Arnoldo Mondadori Editore S.p.A. ..        902
    345,052        Arvinmeritor, Inc .................      8,281
     63,700      e Asatsu-DK, Inc ....................      1,387
     41,900        Autobacs Seven Co Ltd .............      1,185
    929,720     e* Autogrill S.p.A. ..................     10,807
  5,494,946      a Autoliv, Inc ......................    138,473
  1,250,000        Autoliv, Inc SDR ..................     30,466
     18,000        Avex, Inc .........................        421
    185,761      * Aztar Corp ........................      3,864
    153,843     e* Bally Total Fitness Holding Corp ..      2,878
      5,511        Bandag, Inc .......................        156
     64,100        Bandag, Inc (Class A) .............      1,631
     71,387        Barnes Group, Inc .................      1,635
     50,001        Bassett Furniture Industries, Inc .        975
    297,125        BBA Group plc .....................      1,248
     45,925      * Beasley Broadcast Group, Inc
                    (Class A) ........................        677
     20,372      * Bebe Stores, Inc ..................        413
  2,068,908      * Bed Bath & Beyond, Inc ............     78,081
     22,176        Bekaert S.A. ......................      1,050
    103,162        Belo Corp (Class A) ...............      2,332
    351,800      f Belo Corp (Class B) ...............      7,954
    200,240        Benetton Group S.p.A. .............      2,341
    630,908        Big Lots, Inc .....................     12,416
     40,062        Blair Corp ........................      1,025
    170,144        Blockbuster, Inc (Class A) ........      4,577
    187,531        Bob Evans Farms, Inc ..............      5,903
    156,637      * Boca Resorts, Inc (Class A) .......      2,075
    140,838        BorgWarner, Inc ...................      8,135
    177,586        Bowne & Co, Inc ...................      2,618
    162,140      * Boyd Gaming Corp ..................      2,335
    118,274      * Boyds Collection Ltd ..............        744
    611,631      e Bridgestone Corp ..................      8,420
    779,195      * Brinker International, Inc ........     24,739
  4,445,358      * British Sky Broadcasting Group plc      42,621
     41,643      * Brookstone, Inc ...................        739
     88,857        Brown Shoe Co, Inc ................      2,497
    507,764        Brunswick Corp ....................     14,217
     62,342      * Buca, Inc .........................      1,188
     37,926      * Buckle, Inc .......................        935
     79,078        Bulgari S.p.A. ....................        499
     96,718        Burlington Coat Factory
                     Warehouse Corp ..................      2,055
     47,048        Bush Industries, Inc (Class A) ....        565
    412,114     e* Cablevision Systems Corp (Class A)       3,899
    252,663      * Cablevision Systems Corp
                    (Rainbow Media Group)(Class A) ...      2,211
        372      * Cache, Inc ........................          5
     75,582      * California Pizza Kitchen, Inc .....      1,874
    456,036        Callaway Golf Co ..................      7,224
    472,456      * Canadian Tire Corp (Class A) ......      9,695
     89,003        Canal Plus ........................        318
     56,900      e Capcom Co Ltd .....................      1,472
    337,645        Carlton Communications plc ........      1,081
      8,577      * Carmike Cinemas, Inc ..............        216
     47,435      * Cascade Corp ......................        735
    126,421      e Castorama-Dubois Investissements ..      8,115
    359,640      * Catalina Marketing Corp ...........     10,149
     74,812        Cato Corp (Class A) ...............      1,668
    291,818      e CBRL Group, Inc ...................      8,906
    150,216      * CEC Entertainment, Inc ............      6,204
     73,204      * Central Garden & Pet Co ...........      1,283
     67,271      * Championship Auto Racing Teams, Inc        663
     40,803      * Champps Entertainment, Inc ........        498
     91,871      * Charlotte Russe Holding, Inc ......      2,051
    558,235      * Charming Shoppes, Inc .............      4,823
  3,945,644      * Charter Communications, Inc
                    (Class A) ........................     16,098
     36,701      * Checkers Drive-In Restaurant ......        436
     23,164      * Cherokee, Inc .....................        481
     51,699      * Chicago Pizza & Brewery, Inc ......        516
    190,099      * Chico's FAS, Inc ..................      6,904
     55,299     e* Children's Place Retail Stores, Inc      1,465
    150,496      * Choice Hotels International, Inc ..      3,011

    116,473      * Christopher & Banks Corp ..........      4,927
     26,150        Churchill Downs, Inc ..............      1,055
    259,210      * CKE Restaurants, Inc ..............      2,950
    148,237        Claire's Stores, Inc ..............      3,395
    108,618        Claire's Stores, Inc (Class A) ....      2,487
  5,017,496        Clear Channel Communications, Inc .    160,660
      5,245     e* Club Mediterranee S.A. ............        174
     80,133        Coachmen Industries, Inc ..........      1,162
     20,225      * Coldwater Creek, Inc ..............        493
     47,365        Cole National Corp ................        900
  2,487,833        Coles Myer Ltd ....................      9,260
     58,706      * Columbia Sportswear Co ............      1,879
    687,100     e* Comcast Corp (Class A) ............     16,628
  8,488,055      * Comcast Corp (Class A) Special ....    202,355
  5,260,265        Compass Group plc .................     31,913
    246,856      * Continental AG. ...................      4,364
    336,126        Cooper Tire & Rubber Co ...........      6,907
    326,737      * Copart, Inc .......................      5,303
  1,013,174      * Cox Communications, Inc (Class A) .     27,913
    288,713      * Cox Radio, Inc (Class A) ..........      6,958
     36,881        CPI Corp ..........................        719
     40,496      * Cross Media Marketing Corp ........        381
    128,994      * Crown Media Holdings, Inc (Class A)      1,018
     23,338      * CSS Industries, Inc ...............        828
     30,785      * Culp, Inc .........................        496
    186,752      * Cumulus Media, Inc (Class A) ......      2,573
    134,000        Cycle & Carriage Ltd ..............        359
    169,643        Daily Mail & General Trust plc ....      1,621
    265,315        Daimaru, Inc ......................      1,220
  1,031,947      e DaimlerChrysler AG. (Regd) ........     49,938
    100,588     e* DaimlerChrysler AG. (U.S.) ........      4,851
    833,729        Dana Corp .........................     15,449
    981,499        Darden Restaurants, Inc ...........     24,243
     54,604      * Dave & Buster's, Inc ..............        663
  1,059,207        David Jones Ltd ...................        630
  3,148,067        Delphi Corp .......................     41,554
    445,587        Denso Corp ........................      6,963
        851        Dentsu, Inc .......................      4,693
 13,000,000        Denway Motors Ltd .................      3,667
     56,999      * Department 56, Inc ................        928
     65,274      * DHB Industries, Inc ...............        264
        312      * Dick Clark Productions, Inc .......          4
      4,366        D'ieteren S.A. ....................        788
     10,600      * Digital Generation Systems, Inc ...         12


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 15

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER CYCLICAL--(CONTINUED)
    359,445        Dillard's, Inc (Class A) ............  $ 9,450
  2,306,692        Dixons Group plc ....................    6,725
  1,503,889        Dollar General Corp .................   28,619
    122,717      * Dollar Thrifty Automotive Group, Inc     3,178
    728,006      * Dollar Tree Stores, Inc .............   28,691
    208,293        Donaldson Co, Inc ...................    7,299
     11,969        Douglas Holding AG. .................      281
     67,637        Dover Downs Gaming &
                     Entertaintment, Inc ...............      866
     87,691        Dover Motorsport, Inc ...............      500
    144,180        Dow Jones & Co, Inc .................    6,986
    206,300      f Dow Jones & Co, Inc (Class B) .......    9,995
    143,711      * Dress Barn, Inc .....................    2,223
     71,300      * Dura Automotive Systems, Inc ........    1,479
  1,632,663        Eastman Kodak Co ....................   47,625
      4,184     b* Edison Brothers Stores, Inc
                     Wts 12/10/05 ......................        0
     48,074     e* Elizabeth Arden, Inc ................      841
  2,655,020        EMI Group plc .......................   10,077
    171,808      * Emmis Communications Corp (Class A) .    3,641
    282,473        Eniro AB ............................    2,167
    196,776      * Entercom Communications Corp ........    9,032
    224,134      * Entravision Communications Corp
                    (Class A) ..........................    2,746
    207,466        Equity Inns, Inc ....................    1,670
     18,063        Escalade, Inc .......................      413
    845,571        Esprit Holdings Ltd .................    1,621
     58,879      * EUniverse, Inc ......................      362
 10,008,000     e* Eurotunnel S.A. Esa (Units) .........    8,797
    135,264     b* Exide Technologies ..................       92
    346,126      * Extended Stay America, Inc ..........    5,614
    107,442        Factset Research Systems, Inc .......    3,199
    116,256        Fairmont Hotels & Resorts, Inc ......    2,981
  1,103,439        Family Dollar Stores, Inc ...........   38,896
    100,900        FamilyMart Co Ltd ...................    2,441
     86,970        Fast Retailing Co Ltd ...............    1,887
     38,588        Fedders Corp ........................       98
    377,842     b* Federal-Mogul Corp ..................      266
  1,003,624      * Federated Department Stores, Inc ....   39,844
    224,186      e Fiat S.p.A. .........................    2,814
     28,786        Fiat S.p.A. (RNC) ...................      240
     91,847      * Finish Line, Inc (Class A) ..........    1,646
    325,600        First Capital Corp Ltd ..............      179
    117,235        Fisher & Paykel Appliances
                     Holdings Ltd ......................      524
    121,113        Fisher & Paykel Healthcare Corp .....      485
     21,164      * Fisher Communications, Inc ..........    1,243
     41,054        Florida East Coast Industries, Inc
                    (Class B) ..........................      977
    812,599      * Foot Locker, Inc ....................   11,742
    108,664      * Footstar, Inc .......................    2,659
  9,382,992        Ford Motor Co .......................  150,128
    132,399        Forest City Enterprises, Inc
                    (Class A) ..........................    4,601
    106,606      * Fossil, Inc .........................    2,192
     30,600        Four Seasons Hotels, Inc ............    1,429
    895,878      * Fox Entertainment Group, Inc
                    (Class A) ..........................   19,485
    112,277        Fred's, Inc .........................    4,130
     85,804        Friedman's, Inc (Class A) ...........    1,115
      1,500        Frisch's Restaurants, Inc ...........       30
         50        Fuji Denki Reiki Co Ltd .............        0
  2,788,380        Fuji Photo Film Co Ltd ..............   90,031
        271        Fuji Television Network, Inc ........    1,567
    109,988        G & K Services, Inc (Class A) .......    3,766
  1,408,577        Gannett Co, Inc .....................  106,911
  3,148,600        Gap, Inc ............................   44,710
     17,160        Garan, Inc ..........................      993
    113,818      * Gaylord Entertainment Co ............    2,510
  1,151,339      * Gemstar-TV Guide International, Inc .    6,206
    170,701        Gencorp, Inc ........................    2,441
  3,733,874        General Motors Corp .................  199,576
    121,430      * Genesco, Inc ........................    2,957
     66,569     e* Genesisintermedia, Inc ..............        2
    395,392      * Gentex Corp .........................   10,861
    908,252        Genuine Parts Co ....................   31,671
  1,402,000        Giordano International Ltd ..........      863
    771,214        GKN plc .............................    3,618
         82      * Golden Books Family Entertainment,
                     Inc Wts 01/27/02 ..................        0
    710,953        Goodyear Tire & Rubber Co ...........   13,302
     79,370        Goodys Family Clothing, Inc .........      915
    246,763        Graco, Inc ..........................    6,204
  3,970,432        Granada plc .........................    6,748
     42,820        Gray Communications Systems, Inc ....      775
      3,575        Grey Global Group, Inc ..............    2,467
     96,920      * Group 1 Automotive, Inc .............    3,697
    760,091      e Groupe Bruxelles Lambert S.A. .......   39,710
     36,000        Grupo Prisa S.A. ....................      303

    411,223      e Gruppo Editoriale L'Espresso S.p.A. .    1,344
     99,886     e* GSI Commerce, Inc ...................      744
     39,268      * Guess?, Inc .........................      283
     95,449      * Guitar Center, Inc ..................    1,771
     29,087      * Gulfmark Offshore, Inc ..............    1,204
    577,662        Gunze Ltd ...........................    2,458
  2,569,069        GUS plc .............................   23,594
    158,232      * Gymboree Corp .......................    2,535
     80,868        Hancock Fabrics, Inc ................    1,503
    127,778      * Handleman Co ........................    1,853
  2,503,000        Hankyu Department Stores, Inc .......   19,045
  1,619,964        Harley-Davidson, Inc ................   83,056
    171,761        Harman International Industries, Inc     8,459
    661,483        Harrah's Entertainment, Inc .........   29,337
    182,016      * Harris Interactive, Inc .............      613
    327,387        Harte-Hanks, Inc ....................    6,728
    719,086        Harvey Norman Holdings Ltd ..........    1,235
     88,108        Haverty Furniture Cos, Inc ..........    1,740
     99,956     b* Hayes Lemmerz International, Inc ....       17
     89,740      * Hearst-Argyle Television, Inc .......    2,024
     22,827        Hellenic Duty Free Shops S.A. .......      166
  1,813,393      e Hennes & Mauritz AB (B Shs) .........   36,305
  4,565,000        Hero Honda Motors Ltd ...............   28,954
     26,520      * Hibbett Sporting Goods, Inc .........      674
  6,879,587        Hilton Group plc ....................   23,936
  1,839,986        Hilton Hotels Corp ..................   25,576
    492,583      * Hispanic Broadcasting Corp ..........   12,856
    232,258        Hollinger International, Inc ........    2,787
     50,375      * Hollywood Casino Corp (Class A) .....      544
    279,236      * Hollywood Entertainment Corp ........    5,775
  1,826,924        Honda Motor Co Ltd ..................   74,077
    416,000        Hong Kong & Shanghai Hotels Ltd .....      193
    161,191      * Hot Topic, Inc ......................    4,305
    455,474        Hudson's Bay Co .....................    4,064
    244,600        Hyundai Motor Co Ltd ................    7,351
     69,720        iDine Rewards Network, Inc ..........      802
     96,908      * IHOP Corp ...........................    2,854
     43,320     e* IMPCO Technologies, Inc .............      567
    667,881        Independent News & Media plc ........    1,319
    278,400        Independent Newspapers Ltd ..........      507
    322,094      * Inditex S.A. ........................    6,801
     88,841      * Information Holdings, Inc ...........    2,168
    214,927      * Insight Communications Co, Inc ......    2,521
    187,829        Interactive Data Corp ...............    2,735
    109,455        Intermet Corp .......................    1,176
    606,299      * International Game Technology .......   34,377
    154,534        International Speedway Corp
                    (Class A) ..........................    6,197
  2,016,642        Interpublic Group Of Cos, Inc .......   49,932


16 College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - Stock Account - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   Shares                                               VALUE (000)
   ------                                               -----------

 CONSUMER CYCLICAL--(CONTINUED)
    131,710      * Intertan, Inc .....................    $ 1,469
     32,686        Intrawest Corp ....................        546
    326,921        Isetan Co Ltd .....................      3,300
    107,840      * Isle Of Capri Casinos, Inc ........      2,184
    583,782        Ito-Yokado Co Ltd .................     29,223
  1,497,366        J.C. Penney Co, Inc ...............     32,972
    195,960      * Jack In The Box, Inc ..............      6,232
    108,171      * Jakks Pacific, Inc ................      1,916
     69,173      * Jo-Ann Stores, Inc (Class A) ......      2,020
  3,330,229        John Fairfax Holdings Ltd .........      6,188
    468,803        Johnson Controls, Inc .............     38,259
     18,621      * Johnson Outdoors, Inc (Class A) ...        313
    982,064      * Jones Apparel Group, Inc ..........     36,827
    144,277      * Journal Register Co ...............      2,900
     95,911      * K2, Inc ...........................        983
    703,215      * Kanebo Ltd ........................      1,197
    147,553      e KarstadtQuelle AG. ................      3,833
    125,899        Kellwood Co .......................      4,092
     39,145      * Kenneth Cole Productions, Inc
                    (Class A) ........................      1,110
     82,262      e Kesko Oyj (B Shs) .................        934
    151,687     e* Key3Media Group, Inc ..............         70
     52,170      * Keystone Automotive Industries, Inc      1,004
    184,534        Kimball International, Inc (Class B)     3,025
    794,304        Kingfisher plc ....................      3,829
  2,816,651   b,e* Kmart Corp ........................      2,901
    101,424      * Kirby Corp ........................      2,480
    563,800        Knight Ridder, Inc ................     35,491
  2,579,916      * Kohl's Corp .......................    180,801
    197,872        Konami Corp .......................      4,152
    182,729        Koninklijke Vendex KBB NV .........      2,274
    220,479     e* Krispy Kreme Doughnuts, Inc .......      7,097
    112,762      * Kroll, Inc ........................      2,366
     69,781        K-Swiss, Inc (Class A) ............      1,813
      1,484      * Kuoni Reisen Holding (Regd) .......        419
    625,000        Kuraray Co Ltd ....................      4,093
    215,373        Lagardere S.C.A. ..................      9,325
    408,635      * Lamar Advertising Co ..............     15,205
    118,790        Landry's Restaurants, Inc .........      3,030
     68,793        LaSalle Hotel Properties ..........      1,083
    264,200        Lawson, Inc .......................      8,090
    255,141        La-Z-Boy, Inc .....................      6,435
    484,504      * Lear Corp .........................     22,408
    217,835        Lee Enterprises, Inc ..............      7,624
     14,400      f Lee Enterprises, Inc (Class B) ....        504
  1,124,951        Leggett & Platt, Inc ..............     26,324
     82,010        Libbey, Inc .......................      2,797
     24,176      * Liberty Livewire Corp (Class A) ...         71
 22,946,405      * Liberty Media Corp (Class A) ......    229,464
     61,417      * Liberty Satellite & Technology, Inc
                    (Class A) ........................        138
  2,503,599        Limited, Inc ......................     53,327
    165,020      * Lin TV Corp (Class A) .............      4,462
    188,690      * Linens `n Things, Inc .............      6,191
    564,465        Liz Claiborne, Inc ................     17,950
     50,123      * Lodgenet Entertainment Corp .......        722
     94,634        Lone Star Steakhouse & Saloon, Inc       2,232
    127,951      * Luby's, Inc .......................        842
    207,178      e LVMH Moet Hennessy Louis Vuitton S.A.   10,435
        700      * Lynch Interactive Corp ............         21
    209,656      e MAN AG. ...........................      4,406
    333,977     e* Mandalay Resort Group .............      9,208
     99,421        Marcus Corp .......................      1,655
     32,162        Marine Products Corp ..............        375
  4,550,766        Marks & Spencer Group plc .........     25,857
  1,167,210        Marriott International, Inc (Class A)   44,412
     47,554     e* Martha Stewart Living Omnimedia, Inc
                   (Class A) .........................        545
    135,000        Marui Co Ltd ......................      1,711
      6,468      * Marvel Enterprises, Inc (Class C)
                    Wts 10/02/02 .....................          0
    219,500      * Mascotech, Inc Escrow .............          0
  3,216,643      e Matsushita Electric Industrial Co
                     Ltd .............................     43,878
    603,350        Matsushita Electric Industrial Co Ltd
                     (Spon ADR) ......................      8,344
     68,512      * Maxwell Shoe Co, Inc (Class A) ....      1,086
  3,691,155        May Department Stores Co ..........    121,550
    458,408        Maytag Corp .......................     19,551
    111,696        Mcclatchy Co (Class A) ............      7,176
 11,265,192        McDonald's Corp ...................    320,495
  1,049,263        McGraw-Hill Cos, Inc ..............     62,641
     64,804        Media General, Inc (Class A) ......      3,888
    170,202      * Mediacom Communications Corp ......      1,326
    764,072      e Mediaset S.p.A. ...................      5,916
     42,725     e* Medis Technologies Ltd ............        338
    171,288      * Men's Wearhouse, Inc ..............      4,368
     17,500        Meredith Corp .....................        671

    200,900        Meredith Corp (Class B) ...........      7,705
     98,023      * Metro One Telecommunications, Inc .      1,368
    217,252      * Metro-Goldwyn-Mayer, Inc ..........      2,542
    391,506        MGM Mirage ........................     13,213
    346,763      * Michaels Stores, Inc ..............     13,524
    492,153        Michelin (C.G.D.E.) (B Shs) .......     19,943
     96,498      * Micros Systems, Inc ...............      2,674
     51,291        Midas, Inc ........................        636
    172,773      * Midway Games, Inc .................      1,469
     64,538     e* Millennium Cell, Inc ..............        200
      1,021      * Millicom International Cellular S.A.         2
     78,558      * Modern Times Group AB (B Shs) .....      1,043
    146,841        Modine Manufacturing Co ...........      3,609
    289,531      * Mohawk Industries, Inc ............     17,815
    120,371      * Monaco Coach Corp .................      2,564
        636      * Monarch Casino & Resort, Inc ......          9
     26,834      * Monro Mufflre Brake, Inc ..........        610
     11,966      * Morgan Group Holding Co ...........          6
      1,529      * Mossimo, Inc ......................         14
      9,979      * Mothers Work, Inc .................        392
     92,544      * Movie Gallery, Inc ................      1,955
    202,594        MSC Industrial Direct Co (Class A)       3,951
     98,826      * MTR Gaming Group, Inc .............      1,650
     52,841      * Multimedia Games, Inc .............      1,152
        800      * Mycal Corp ........................          0
     93,212        Myers Industries, Inc .............      1,598
    197,172        MyTravel Group plc ................        462
    111,004        Namco Ltd .........................      2,116
     40,225     e* National Golf Properties, Inc .....        344
     25,661        National Presto Industries, Inc ...        821
    136,756      * Nautica Enterprises, Inc ..........      1,776
    167,300     e* Nautilus Group, Inc ...............      5,119
    174,738      * Neiman Marcus Group, Inc (Class A)       6,063
     17,081      * Neiman Marcus Group, Inc (Class B)         551
     36,646      * Netratings, Inc ...................        335
    800,588        New York Times Co (Class A) .......     41,230
  4,367,222        News Corp Ltd .....................     23,733
         56        News Corp Ltd (Spon ADR) ..........          1
    610,050        Next plc ..........................      8,667
     51,000        NH Hoteles S.A. ...................        640
    425,537        Nike, Inc (Class B) ...............     22,830
    410,133        Nintendo Co Ltd ...................     60,121
    112,300        Nippon Television Network Corp ....     25,054
 52,674,668        Nissan Motor Co Ltd ...............    364,760
    915,417        Nordstrom, Inc ....................     20,734
    142,511      * Oakley, Inc .......................      2,480
     85,139      * O'Charley's, Inc ..................      2,154


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 17

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER CYCLICAL--(CONTINUED)
  1,891,809        Omnicom Group, Inc ................   $ 86,645
     14,514      * On Command Corp ...................         25
    157,081        Onward Kashiyama Co Ltd ...........      1,541
    195,007      * O'Reilly Automotive, Inc ..........      5,374
     39,434        Oriental Land Co Ltd ..............      2,820
     54,407        Oshkosh B'gosh, Inc (Class A) .....      2,366
     90,771        Oshkosh Truck Corp ................      5,365
    379,445      * Outback Steakhouse, Inc ...........     13,319
    112,700        Overseas Union Enterprises Ltd ....        456
     28,862        Oxford Industries, Inc ............        808
  1,670,346        P & O Princess Cruises plc ........     10,566
     98,207      * P.F. Chang's China Bistro, Inc ....      3,086
    147,947      * Pacific Sunwear Of California, Inc       3,280
    112,976      * Panera Bread Co (Class A) .........      3,894
     72,171      * Papa John's International, Inc ....      2,410
    353,600        Paris Miki, Inc ...................      7,464
  1,587,161      * Park Place Entertainment Corp .....     16,268
    140,000      e Park24 Co Ltd .....................      2,394
     46,606     e* Parkervision, Inc .................        894
    124,262      * Payless Shoesource, Inc ...........      7,164
  4,168,948        Pearson plc .......................     41,465
    120,289      * Penn National Gaming, Inc .........      2,183
    121,281     e* Penton Media, Inc .................        261
    335,314      * Performance Food Group Co .........     11,354
    486,550        Peugeot Citroen S.A. ..............     25,251
    118,975        Phillips-Van Heusen Corp ..........      1,856
    495,628        Pier 1 Imports, Inc ...............     10,408
     84,284      e Pinault-Printemps-Redoute S.A. ....      9,997
    105,046      * Pinnacle Entertainment, Inc .......      1,117
    299,860      * Pinnacle Systems, Inc .............      3,295
    222,091        Pioneer Corp ......................      3,975
     88,417      * Pixar, Inc ........................      3,899
        757   b,e* Planet Hollywood International,
                     Inc Wts 05/10/03 ................         0
     72,120      * PLATO Learning, Inc ...............        712
     70,178      * Playboy Enterprises, Inc (Class B)         895
      1,000      * Playmates Interactive
                     Entertainment Ltd ...............          0
    121,535        Polaris Industries, Inc ...........      7,900
    242,146     b* Polaroid Corp .....................          6
    276,666      * Polo Ralph Lauren Corp ............      6,197
    153,097      * Presstek, Inc .....................        612
     17,961      * Pricesmart, Inc ...................        692
    239,369      * Prime Hospitality Corp ............      3,109
  1,532,601      * Primedia, Inc .....................      1,870
     63,844     e* Private Media Group, Inc ..........        183
     55,743      * Pt Multimedia Servicos de
                     Telecomunicacoes e ..............
                     Multimedia SGPS S.A. ............        493
     14,298      * Pt Multimedia Servicos
                     de Telecomunicacoes e
                     Multimedia SGPS S.A. (New) ......        118
    571,000        Publicis Groupe S.A. ..............     15,762
      1,279      * PubliGroupe S.A. (Regd) ...........        296
    554,190      e Publishing & Broadcasting Ltd .....      2,816
     42,080        Pulitzer, Inc .....................      2,184
     60,087      * Quaker Fabric Corp ................        931
    452,693      e Quebecor World, Inc ...............     12,114
    113,624      * Quiksilver, Inc ...................      2,818
    547,073        R.R. Donnelley & Sons Co ..........     15,072
     44,722      * Racing Champions Ertl Corp ........        826
    340,343      * Radio One, Inc (Class A) ..........      5,061
    515,565      * Radio One, Inc (Class D) ..........      7,666
  9,480,589        Rank Group plc ....................     38,657
    114,074      * Rare Hospitality International, Inc      3,071
    207,560        Raytech Corp ......................      1,878
    716,979        Reader's Digest Association, Inc
                    (Class A) .......................      13,429
     43,860      * Recoton Corp .....................         113
    296,855      * Reebok International Ltd .........       8,757
  4,573,191        Reed Elsevier NV .................      62,327
  2,539,681        Reed Elsevier plc ................      24,137
     89,205      * Regal Entertainment Group (Class A)      2,080
        500      * Regal Hotels International Ltd ...           0
    111,991      * Regent Communications, Inc .......         791
    199,124        Regis Corp .......................       5,380
  4,147,933        Renault S.A. .....................     193,969
     69,050      * Rent-A-Center, Inc ...............       4,006
     19,724      * ResortQuest International, Inc ...         112
     80,340      * Resources Connection, Inc ........       2,168
  1,109,592        Reuters Group plc ................       5,886
     40,908      * Rex Stores Corp ..................         565
     27,123        Riviana Foods, Inc ...............         688
    122,127        Rogers Communications, Inc (Class B)     1,092
    441,694        Ross Stores, Inc .................      17,999
        918        RTL Group ........................          36
    438,464        Ruby Tuesday, Inc ................       8,506
    124,744        Russell Corp .....................       2,401

    252,448      * Ryan's Family Steak Houses, Inc ..       3,335
     68,450      * Saga Communications, Inc (Class A)       1,540
     57,100        Saizeriya Co Ltd .................       1,486
    671,858      * Saks, Inc ........................       8,627
     50,135      * Salem Communications Corp (Class A)      1,247
     33,422     e* Salton, Inc ......................         480
     30,087     e* Samsonite Corp ...................          30
    538,130        Sankyo Co Ltd (Otc) ..............      13,559
     25,700        Sanrio Co Ltd ....................         234
  4,703,099        Sanyo Electric Co Ltd ............      20,522
     41,384        Schawk, Inc ......................         443
     40,244        Schibsted ASA ....................         483
    161,053      * Scholastic Corp ..................       6,104
    174,522      * Scientific Games Corp (Class A) ..       1,386
  1,642,700      * SCMP Group Ltd ...................         953
     83,127      * Scotts Co (Class A) ..............       3,774
    103,122      * SCP Pool Corp ....................       2,863
    170,622        Scripps (E.W.) Co (Class A) ......      13,138
  1,660,641        Sears Roebuck & Co ...............      90,173
  4,727,650     e* Seat-Pagine Gialle S.p.A. ........       3,464
    201,830     e* Sega Corp ........................       4,850
    284,739     e* Seiyu Ltd ........................       1,105
    286,469        Seven-Eleven Japan Co Ltd ........      11,281
  1,821,500        Shangri-La Asia Ltd ..............       1,518
     56,000        Shangri-La Asia Ltd (Singapore) ..          47
  1,046,550        Sharp Corp .......................      13,289
    127,447        Shaw Communications, Inc (Class B)       1,404
     88,200        Shimachu Co Ltd ..................       1,575
      7,058        Shimamura Co Ltd .................         542
    154,278      e Shimano, Inc .....................       2,072
     37,128      * Shoe Carnival, Inc ...............         792
    150,473        ShopKo Stores, Inc ...............       3,040
     92,067      * Shuffle Master, Inc ..............       1,691
  2,030,974        Signet Group plc .................       2,933
     30,520     f* Silverstone Berhad ...............           0
    160,727      * Sinclair Broadcast Group, Inc
                    (Class A) ........................      2,321
    518,888        Singapore Press Holdings Ltd ......      5,844
    321,323     e* Sirius Satellite Radio, Inc .......      1,211
  3,794,511        Six Continents plc ................     38,550
    458,311        Six Flags, Inc ....................      6,623
     27,740      * SkillSoft Corp ....................        218
    384,916        Sky City Entertainment Group ......      1,159
      2,563        Skylark Co Ltd ....................         60
     85,164        Smith (A.O.) Corp .................      2,658
    110,753        Societe Television Francaise (T.F.1)     2,965
     40,000        Sodexho Alliance S.A. .............      1,517


18 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------
   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER CYCLICAL--(CONTINUED)
     36,750        Sol Melia S.A. ....................  $     279
    138,290      * Sonic Automotive, Inc .............      3,561
    168,480      * Sonic Corp ........................      5,292
  3,923,474        Sony Corp .........................    207,206
    169,503      * Sotheby's Holdings, Inc (Class A) .      2,415
    194,509      * Spanish Broadcasting System, Inc
                    (Class A) ........................      1,945
     46,027        Spartan Motors, Inc ...............        705
     67,954      * Speedway Motorsports, Inc .........      1,728
     74,873      * Spiegel, Inc (Class A) ............         55
    130,816     e* Sports Resorts International, Inc .        706
     98,830      * Stage Stores, Inc .................      3,433
     38,700        Standard Motor Products, Inc ......        656
     27,453      * Stanley Furniture Co, Inc .........        734
  2,340,669      * Starbucks Corp ....................     58,166
    182,512      * Station Casinos, Inc ..............      3,258
    250,762        Steelcase, Inc (Class A) ..........      3,355
    143,288      * Stein Mart, Inc ...................      1,701
     94,798      * Stellent, Inc .....................        434
     49,220      * Steven Madden Ltd .................        976
     70,432      * Stoneridge, Inc ...................      1,317
     86,000        Straits Trading Co Ltd ............         86
    226,975        Stride Rite Corp ..................      1,816
    109,354        Sturm Ruger & Co, Inc .............      1,547
    102,352        Superior Industries
                     International, Inc ..............      4,734
    162,732      * Sylvan Learning Systems, Inc ......      3,245
    798,438        TAB Ltd ...........................      1,394
  1,246,385        TABCORP Holdings Ltd ..............      8,747
  2,120,869        Takashimaya Co Ltd ................     12,351
    141,984        Talbots, Inc ......................      4,969
     28,359        Tanger Factory Outlet Centers, Inc         837
  6,492,493        Target Corp .......................    247,364
     89,196      * TBC Corp ..........................      1,416
  2,187,925        Teijin Ltd ........................      7,448
  1,110,000      * Tele Atlas NV .....................      3,398
     50,000        Telefonica Publicidad E
                     Informacion S.A. ................        204
    103,727     e* Telepizza S.A. ....................        119
    313,000        Television Broadcasts Ltd .........      1,332
    188,307      * Tenneco Automotive, Inc ...........      1,243
    203,883      * The Cheesecake Factory, Inc .......      7,234
    175,418      * The Sports Authority, Inc .........      1,993
    109,978        The Steak n Shake Co ..............      1,721
    201,633        The Warehouse Group Ltd ...........        725
     39,733      * Thomas Nelson, Inc ................        420
    348,798      e Thomson Corp ......................     10,999
     40,495        Thor Industries, Inc ..............      2,886
    211,821      * THQ, Inc ..........................      6,317
  2,376,171        Tiffany & Co ......................     83,641
    110,402      * Timberland Co (Class A) ...........      3,955
  3,021,324        TJX Cos, Inc ......................     59,248
    109,680        Toho Co Ltd .......................      1,257
    104,346      e Tokyo Broadcasting System, Inc ....      2,337
    145,587        Tokyo Style Co Ltd ................      1,330
    174,094      * Too, Inc ..........................      5,362
    199,312      * Topps Co, Inc .....................      2,005
     91,234        Toray Industries, Inc .............        244
    324,218      * Tower Automotive, Inc .............      4,523
     67,900        Toyoda Gosei Co Ltd ...............        849
  2,919,806      e Toyota Motor Corp .................     77,466
  1,019,257        Tribune Co ........................     44,338
     23,925      * Tropical Sportswear International
                     Corp ............................        531
    567,037      e TRW, Inc ..........................     32,310
    184,909      e Tui AG ............................      4,547
    158,955        Tyler Technologies, Inc ...........        846
  1,068,567      * U.S.A. Networks, Inc ..............     25,058
    270,750      * Unifi, Inc ........................      2,951
    848,714        United Business Media plc .........      5,628
     69,448      * Universal Electronics, Inc ........      1,039
  1,085,112      * Univision Communications, Inc
                    (Class A) ........................     34,073
    235,172        UNY Co Ltd ........................      2,664
     36,396      * Urban Outfitters, Inc .............      1,264
     45,528      * Vail Resorts, Inc .................        779
    278,779      * Valassis Communications, Inc ......     10,175
     61,033      e Valeo S.A. ........................      2,538
      9,181        Valora Holding AG. ................      1,968
     67,118      * Value City Department Stores, Inc .        188
     82,040      * Vans, Inc .........................        666
    161,972      * Vastera, Inc ......................        711
    503,270        VF Corp ...........................     19,733
    863,974      * Viacom, Inc (Class A) .............     38,412
  8,970,321      * Viacom, Inc (Class B) .............    398,013
    730,153        Visteon Corp ......................     10,368
  2,587,011        Vivendi Universal S.A. ............     55,902
    300,484      e Vivendi Universal S.A. (Spon ADR) .      6,460
    122,063        VNU NV ............................      3,392

    432,647        Volkswagen AG. ....................     21,022
     45,082        Volvo AB (A Shs) ..................        910
    279,743      e Volvo AB (B Shs) ..................      5,798
    120,564      * Wabash National Corp ..............      1,206
    494,055        Wacoal Corp .......................      4,093
 19,033,148        Wal-Mart Stores, Inc ..............  1,047,013
 11,243,662        Walt Disney Co ....................    212,505
     19,178        Washington Post Co (Class B) ......     10,452
    460,205        Wendy's International, Inc ........     18,330
     53,356      * West Marine, Inc ..................        681
    127,460     e* Westpoint Stevens, Inc ............        493
    384,137        Westwood One, Inc .................     12,838
    114,560      * Wet Seal, Inc (Class A) ...........      2,784
    327,943        Whirlpool Corp ....................     21,434
    461,998        Whitbread plc .....................      4,313
    242,404        Wiley (John) & Sons, Inc (Class A)       5,813
  4,000,000      * William Hill plc ..................     16,158
    497,554      * Williams-Sonoma, Inc ..............     15,255
     58,333      * Wilsons The Leather Experts, Inc ..        817
     63,042        Winnebago Industries, Inc .........      2,774
    104,777        WMS Industries, Inc ...............      1,284
    649,687        Wolters Kluwer NV .................     12,332
    217,230        Wolverine World Wide, Inc .........      3,791
     47,203        Woodward Governor Co ..............      2,791
  2,663,917        Woolworths Ltd ....................     19,666
     32,600        World Co Ltd ......................        952
     70,546      * World Wrestling Federation
                     Entertainment, Inc ..............      1,030
  3,985,848        WPP Group plc .....................     33,659
    267,697     e* XM Satellite Radio Holdings, Inc ..      1,941
  2,038,175      * Yahoo!, Inc .......................     30,083
     62,100        Yamada Denki Co Ltd ...............      5,440
     82,981      * Young Broadcasting, Inc (Class A) .      1,476
  1,622,831      * Yum Brands, Inc ...................     47,468
    174,018      * Zale Corp .........................      6,308
    472,622        Zenith Electronics Corp ...........          0
    163,444      * Zomax, Inc ........................        637
                                                        ---------
                   TOTAL CONSUMER CYCLICAL              9,868,874
                                                        ---------
 CONSUMER NON-CYCLICAL--9.94%
     40,225      * 1-800-Flowers.com, Inc (Class A) .         449
    126,960      * 7-Eleven, Inc ....................       1,022
     31,836      * AC Moore Arts & Crafts, Inc ......       1,507
    648,800        Aderans Co Ltd ...................      20,353
     88,674        Adidas-Salomon AG. ...............       7,269
     33,745        AGFA Gevaert NV ..................         615


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 19

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER NON-CYCLICAL--(CONTINUED)
    223,059        Ajinomoto Co, Inc .................    $ 2,393
     14,100        Alberto-Culver Co (Class A) .......        637
    187,759        Alberto-Culver Co (Class B) .......      8,975
  2,136,062        Albertson's, Inc ..................     65,064
  1,385,589        Altadis S.A. ......................     28,600
    293,223        Altadis S.A. (France) .............      5,974
  1,066,931     e* Amazon.Com, Inc ...................     17,338
     87,876      * American Italian Pasta Co (Class A)      4,481
  4,926,696        Anheuser-Busch Cos, Inc ...........    246,335
    101,886      * Applica, Inc ......................      1,263
     88,400      * Aramark Corp (Class B) ............      2,210
  3,265,342        Archer Daniels Midland Co .........     41,764
     13,468        Ariake Japan Co Ltd ...............        517
  1,172,294        Asahi Breweries Ltd ...............      9,810
      1,300      * Asbury Automotive Group, Inc ......         18
     10,800      * Asia Food & Properties Ltd
                     Wts 07/12/02 ....................          0
    115,252      * Aurora Foods, Inc .................        173
  1,311,054      * Autonation, Inc ...................     19,010
    498,553      * Autozone, Inc .....................     38,538
  1,365,533        Avon Products, Inc ................     71,335
     12,310        Bang & Olufsen A/S (B Shs) ........        326
    282,941      * Barnes & Noble, Inc ...............      7,478
     35,769        Beiersdorf AG. ....................      4,310
     19,727      * Benihana, Inc (Class A) ...........        365
  1,910,280      * Best Buy Co, Inc ..................     69,343
    448,519      * BJ's Wholesale Club, Inc ..........     17,268
    176,823        Blyth, Inc ........................      5,520
  1,633,794        Boots Co plc ......................     16,200
    618,636      * Borders Group, Inc ................     11,383
     44,981      * Boston Beer Co, Inc (Class A) .....        715
        403        Bridgford Foods Corp ..............          5
  8,239,771        British American Tobacco plc ......     88,547
  1,221,457        BRL Hardy Ltd .....................      6,178
    200,572        Brown-Forman Corp (Class B) .......     13,839
      4,878        Bruno's Supermarkets, Inc .........          0
    473,919        Bunge Limited .....................     10,000
    220,000        Bunzl plc .........................      1,740
     30,000        C Two-Network Co Ltd ..............        946
  2,969,474        Cadbury Schweppes plc .............     22,247
    173,264     e* Cadiz, Inc ........................      1,473
  1,167,524        Campbell Soup Co ..................     32,294
      5,852        Carlsberg A/S (A Shs) .............        284
     11,419        Carlsberg A/S (B Shs) .............        598
    805,904        Carrefour S.A. ....................     43,616
    216,959        Casey's General Stores, Inc .......      2,612
     70,775      e Casino Guichard-Perrachon .........      5,994
      6,974      * Casino Guichard-Perrachon A
                     Wts 12/15/03 ....................          9
      6,974      * Casino Guichard-Perrachon B
                     Wts 12/15/05 ....................         17
    240,003      * CDW Computer Centers, Inc .........     11,235
      8,082      * Chiquita Brands International, Inc         145
    191,762        Church & Dwight Co, Inc ...........      6,008
    186,497     e* Circuit City Stores, Inc
                    (Carmax Group) ...................      4,038
  1,079,358        Circuit City Stores, Inc
                    (Circuit City Group) .............     20,238
    919,078        Clorox Co .........................     38,004
    252,928      * Coach, Inc ........................     13,886
  1,502,381        Coca-Cola Amatil Ltd ..............      5,381
      5,126        Coca-Cola Bottling Co Consolidated         220
 11,664,055        Coca-Cola Co ......................    653,187
  1,164,899        Coca-Cola Enterprises, Inc ........     25,721
    153,707        Coca-Cola Hellenic Bottling Co S.A.      2,602
      6,300        Coca-Cola West Japan Co Ltd .......        118
  5,226,841        Colgate-Palmolive Co ..............    261,603
     25,105        Colruyt S.A. ......................      1,178
    684,336        Compagnie Financiere Richemont AG.
                    (Units) (A Shs) ..................     15,565
  3,057,634        Conagra Foods, Inc ................     84,544
    369,450      * Constellation Brands, Inc (Class A)     11,822
    208,091        Coors (Adolph) Co (Class B) .......     12,964
    190,354        Corn Products International, Inc ..      5,924
    112,141      * Cost Plus, Inc ....................      3,416
  2,390,654        Costco Wholesale Corp .............     92,327
  2,251,281        CVS Corp ..........................     68,889
     46,932      e Danisco As ........................      1,716
    170,000        Davide Campari-Milano S.p.A. ......      5,624
    533,904      * Dean Foods Co .....................     19,915
     24,037        Deb Shops, Inc ....................        812
     19,733      * DEL Laboratories, Inc .............        493
    136,036     e* Del Monte Foods Co ................      1,605
     84,714      e Delhaize Group ....................      3,974
    177,309        Delta & Pine Land Co ..............      3,564
 20,589,540        Diageo plc ........................    267,397
    507,886        Dial Corp .........................     10,168
    226,113        DIMON, Inc ........................      1,565

    221,875        Dole Food Co ......................      6,401
    100,000      e Doutor Coffee Co Ltd ..............      5,006
    132,540        Dreyer's Grand Ice Cream, Inc .....      9,092
    127,421      * Drugstore.Com, Inc ................        343
     58,051      * Duane Reade, Inc ..................      1,977
    779,658      * eBay, Inc .........................     48,043
         43        Ebro Puleva S.A. ..................          1
    493,087        Electrolux AB Series B ............      9,952
     52,817      * Electronics Boutique Holdings Corp       1,548
    562,999      * Energizer Holdings, Inc ...........     15,437
      5,100     e* Envision Development Corp .........          0
     53,215        Essilor International S.A. ........      2,164
    658,888        Estee Lauder Cos (Class A) ........     23,193
    179,312        Ethan Allen Interiors, Inc ........      6,249
     46,004     e* Expedia, Inc (Class A) ............      2,728
      8,792     e* Expedia, Inc Wts 02/04/09 .........        255
    248,000        Ezaki Glico Co Ltd ................      1,376
     70,687      * Factory 2-U Stores, Inc ...........        979
     83,051      * FAO, Inc ..........................        660
      4,493        Farmer Brothers Co ................      1,630
    319,866        Fastenal Co .......................     12,318
     26,176      * Finlay Enterprises, Inc ...........        431
    226,593      e Fleming Cos, Inc ..................      4,113
    136,276      * Flowers Foods, Inc ................      3,523
  4,414,017      e Foster's Group Ltd ................     11,696
    286,231        Fraser & Neave Ltd ................      1,280
     10,824      * FTD, Inc (Class A) ................        139
     97,113      * FTI Consulting, Inc ...............      3,400
    525,000      e Fuji Oil Co Ltd ...................      5,252
    293,117      * Furniture Brands International, Inc      8,867
     27,353      * Gaiam, Inc ........................        400
     53,395      * Galyans Trading Co, Inc ...........      1,219
      6,100      * Gamestop Corp .....................        128
     32,361      * Gart Sports Co ....................        922
  3,460,794        General Mills, Inc ................    152,552
  5,639,024        Gillette Co .......................    190,994
     93,647        Givaudan S.A. (Regd) ..............     37,753
     17,769        Golden Enterprises, Inc ...........         69
  5,081,285        Goodman Fielder Ltd ...............      4,764
    104,265      * Great Atlantic & Pacific Tea Co, Inc     1,949
     26,780      * Green Mountain Coffee, Inc ........        568
    164,895        Greencore Group plc ...............        472
    144,472      e Groupe Danone .....................     19,861
    121,802      * Hain Celestial Group, Inc .........      2,253
    784,647        Hasbro, Inc .......................     10,640


20 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER NON-CYCLICAL--(CONTINUED)
    480,713        Heineken NV .......................   $ 21,098
      4,011        Herbalife International, Inc
                    (Class A) ........................         77
     90,762      e Herbalife International, Inc
                    (Class B) ........................      1,740
    415,428        Herman Miller, Inc ................      8,433
    552,647        Hershey Foods Corp ................     34,540
  1,835,862        HJ Heinz Co .......................     75,454
 17,144,638        Home Depot, Inc ...................    629,723
     32,341      * Horizon Organic Holding Corp ......        570
    416,508        Hormel Foods Corp .................      9,971
    154,000        House Foods Corp ..................      1,503
    127,313        Hughes Supply, Inc ................      5,716
    568,666        Imperial Tobacco Group plc ........      9,249
    261,788      * Imperial Tobacco Group plc (New) ..      4,138
     45,663        Ingles Markets, Inc (Class A) .....        579
    221,186      * Insight Enterprises, Inc ..........      5,572
        545        Inter Parfums, Inc ................          4
    157,409        Interbrew S.A. ....................      4,519
    245,487        Interface, Inc (Class A) ..........      1,974
    423,399        International Flavors &
                     Fragrances, Inc .................     13,756
     84,767      * International Multifoods Corp .....      2,204
    138,645        Interstate Bakeries Corp ..........      4,004
  1,100,980        ITC Ltd ...........................     14,427
     29,100        ITO EN Ltd ........................      1,102
     31,700      * J & J Snack Foods Corp ............      1,425
      1,095        Japan Tobacco, Inc ................      7,345
     53,109      * Jeronimo Martins SGPS S.A. ........        376
     57,858      * Jill (J.) Group, Inc ..............      2,196
    233,063        JM Smucker Co .....................      7,954
  3,721,477        Kao Corp ..........................     85,694
  1,369,527        Kellogg Co ........................     49,111
     59,485        Kerry Group (Class A) .............        881
     65,000        Kerry Group plc (Class A) .........        971
    364,000        Kikkoman Corp .....................      2,293
    180,000      e Kinki Coca-Cola Bottling Co .......      1,319
    284,680      e Kirin Brewery Co Ltd ..............      1,995
    304,000      e Korea Tobacco & Ginseng Corp Gdr ..      1,976
    166,600        Kose Corp .........................      5,115
    716,350        Kraft Foods, Inc (Class A) ........     29,335
  4,570,602      * Kroger Co .........................     90,955
     31,497      * Ladenburg Thalmann Financial
                     Services, Inc ...................          9
    145,058        Lancaster Colony Corp .............      5,173
    131,217        Lance, Inc ........................      1,913
  1,850,555        Li & Fung Ltd .....................      2,491
     55,009      * Lithia Motors, Inc (Class A) ......      1,481
    184,638        Loblaw Cos Ltd ....................      7,589
  1,095,127        Loews Corp--Carolina Group ........      29,623
    162,760        Longs Drug Stores Corp ............      4,604
    527,472        L'Oreal S.A. ......................     41,154
  4,412,901        Lowe's Cos ........................    200,346
    248,117        Luxottica Group S.p.A. ............      4,825
    510,000        Luxottica Group S.p.A. (Spon ADR) .      9,690
     35,516      * MarineMax, Inc ....................        460
     36,308      * Marvel Enterprises, Inc ...........        199
        200        Matsumotokiyoshi Co Ltd ...........          9
  2,549,946        Mattel, Inc .......................     53,753
    849,860        McCormick & Co, Inc (Non-Vote) ....     21,884
     16,000        Meiji Dairies Corp ................         44
    790,708        Meiji Seika Kaisha Ltd ............      2,830
    310,325        Metro AG. .........................      9,501
        500        Midwest Grain Products, Inc .......          6
    453,000        Mikuni Coca-Cola Bottling Co Ltd ..      3,696
    515,041      * Molson, Inc (A Shs) ...............     11,158
      2,000        Molson, Inc (B Shs) ...............         43
     69,956      * Monterey Pasta Co .................        660
     52,948        Movado Group, Inc .................      1,332
     58,475        Nash Finch Co .....................      1,869
     10,078      * National Beverage Corp ............        141
     65,000        Nature's Sunshine Products, Inc ...        735
    232,724      * NBTY, Inc .........................      3,603
  1,334,553        Nestle S.A. (Regd) ................    311,154
      2,190      * Netlix, Inc .......................         31
  1,416,304        Newell Rubbermaid, Inc ............     49,656
    552,283        Nichirei Corp .....................      1,774
    496,784        Nippon Meat Packers, Inc ..........      6,225
    348,002        Nisshin Seifun Group, Inc .........      2,491
    308,205        Nissin Food Products Co Ltd .......      6,120
     59,000        Noritake Co Ltd ...................        224
    234,609        Nu Skin Enterprises, Inc (Class A)       3,414
     76,102        Numico NV .........................      1,707
  2,114,723      * Office Depot, Inc .................     35,527
    625,224      * OfficeMax, Inc ....................      3,683
     75,976        Oneida Ltd ........................      1,455
    193,826        Orkla ASA .........................      3,745

        357      * Overstock.Com, Inc ................          5
     21,097      * PAN Fish ASA ......................         38
     14,054        Papastratos Cigarette Co ..........        220
     13,193      * Paragon Trade Brands, Inc (Escrow)           0
  1,245,359      e Parmalat Finanziaria S.p.A. .......      3,850
     29,806      * Party City Corp ...................        486
      2,698      * Pascual Hermanos ..................          0
    162,702      * Pathmark Stores, Inc ..............      3,060
      3,300      * Paypal, Inc .......................         67
     31,060      * PC Connection, Inc ................        127
     44,634      * Peets Coffee & Tea, Inc ...........        822
     52,670      * Penn Traffic Co ...................        527
    246,194        Pep Boys-Manny Moe & Jack .........      4,148
  1,194,075        Pepsi Bottling Group, Inc .........     36,778
    456,108        PepsiAmericas Inc .................      6,814
 14,104,922        Pepsico, Inc ......................    679,857
    562,967      e Pernod-Ricard .....................     55,154
    324,448      * Perrigo Co ........................      4,218
     30,136      * Petco Animal Supplies, Inc ........        751
    696,156      * Petsmart, Inc .....................     11,166
 17,533,050        Philip Morris Cos, Inc ............    765,844
     76,429        Pilgrim's Pride Corp (Class B) ....      1,070
    148,157      * Playtex Products, Inc .............      1,919
    350,000    b,f Power Pacific Ltd .................          0
    554,609      * Priceline.com, Inc ................      1,547
     71,270      * Princeton Review, Inc .............        651
  7,975,182        Procter & Gamble Co ...............    712,184
     35,000     f* Promet Berhad .....................          3
    180,781        QP Corp ...........................      1,507
    516,634        R.J. Reynolds Tobacco Holdings, Inc     27,769
    989,852        RadioShack Corp ...................     29,755
    160,760      * Ralcorp Holdings, Inc .............      5,024
  1,389,606        Reckitt Benckiser plc .............     24,931
     88,625      * Restoration Hardware, Inc .........        784
     47,293     e* Revlon, Inc (Class A) .............        234
     60,180        Rinascente S.p.A. .................        233
     82,000        Rinnai Corp .......................      1,847
  2,075,486     e* Rite Aid Corp .....................      4,877
     45,742      * Robert Mondavi Corp (Class A) .....      1,566
  1,210,731        Royal Ahold NV ....................     25,469
    168,612        Ruddick Corp ......................      2,860
     47,122        Russ Berrie & Co, Inc .............      1,668
  2,895,671        Safeway plc .......................     12,436
  2,440,522      * Safeway, Inc ......................     71,239
  2,647,627        Sainsbury (J) plc .................     14,367
     21,425        Sanderson Farms, Inc ..............        536


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 21

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER NON-CYCLICAL--(CONTINUED)
     11,000        Sapporo Breweries Ltd .............  $      29
  4,070,656        Sara Lee Corp .....................     84,018
     82,032        Schweitzer-Mauduit
                     International, Inc ..............      2,018
    713,738        Scottish & Newcastle plc ..........      6,615
      1,909        Seaboard Corp .....................        474
      2,747      * Seminis, Inc (Class A) ............         10
    257,066        Sensient Technologies Corp ........      5,851
     36,485      * Sharper Image Corp ................        735
    115,009        Shiseido Co Ltd ...................      1,533
     89,954     e* Skechers USA, Inc (Class A) .......      1,944
    115,284      * SLI, Inc ..........................         46
     58,034      * Smart & Final, Inc ................        453
    730,665      * Smithfield Foods, Inc .............     13,554
    561,000     e* Snow Brand Milk Products Co .......        594
     28,373      * Sobeys, Inc .......................        763
     19,751      e Societe BIC S.A. ..................        790
    815,210      * Sonae SGPS S.A. ...................        459
  2,878,088        Southcorp Ltd .....................      8,580
     20,842      * Spartan Stores, Inc ...............         63
    170,088      * Stamps.Com, Inc ...................        753
     56,052        Standard Commercial Corp ..........      1,216
  2,855,472      * Staples, Inc ......................     56,253
    109,457      * Star Scientific, Inc ..............        196
     35,267      * Steinway Musical Instruments, Inc .        755
     28,295        Stepan Co .........................        800
    373,817        Swedish Match AB ..................      3,091
    871,401        Tate & Lyle plc ...................      4,662
 30,767,489        Tesco plc .........................    111,854
    169,788      * The Bombay Co, Inc ................        762
     39,170        The Swatch Group AG. (Br) .........      3,487
    231,836      e The Swatch Group AG. (Regd) .......      4,385
     82,659        Thomas Industries, Inc ............      2,381
    180,037      * Ticketmaster (Class B) ............      3,368
    116,555        Tootsie Roll Industries, Inc ......      4,494
  1,677,078      * Toys "R" Us, Inc ..................     29,299
     35,368      * Tractor Supply Co .................      2,511
    111,648      * Trans World Entertainment Corp ....        651
     64,122        Triarc Cos, Inc ...................      1,770
     47,996      * Tuesday Morning Corp ..............        891
    272,314        Tupperware Corp ...................      5,661
    100,875      * Tweeter Home Entertainment
                     Group, Inc ......................      1,648
  2,026,111        Tyson Foods, Inc (Class A) ........     31,425
        100        Uni-Charm Corp ....................          4
  2,388,430        Unilever NV (Cert) ................    156,389
  4,353,008        Unilever plc ......................     39,679
     89,065      * United Auto Group, Inc ............      1,861
     65,007      * United Natural Foods, Inc .........      1,268
    142,286        Universal Corp ....................      5,222
    860,731        UST, Inc ..........................     29,265
    129,425      * Valuevision International, Inc
                    (Class A) ........................      2,349
     96,547        Vector Group Ltd ..................      1,699
     42,704      * Virbac Corp .......................        272
  5,962,606        Walgreen Co .......................    230,335
    675,516        Waterford Wedgwood plc (Units) ....        400
     62,277      * Weight Watchers International, Inc       2,705
     60,592        Weis Markets, Inc .................      2,227
     18,568        Wella AG. .........................      1,115
    181,001     e* Weston (George) Ltd ...............     14,936
     57,880      * Whitehall Jewellers, Inc ..........      1,201
    280,575      * Whole Foods Market, Inc ...........     13,529
     86,338      * Wild Oats Markets, Inc ............      1,390
    653,143        Winn-Dixie Stores, Inc ............     10,181
     78,958        Wrigley (Wm.) Jr Co ...............      4,370
    747,600      f Wrigley (Wm.) Jr Co (Class B) .....     41,380
    238,000        Yakult Honsha Co Ltd ..............      2,715
     63,000        Yamazaki Baking Co Ltd ............        352
     86,086      * Yankee Candle Co, Inc .............      2,332
     91,000        Yonex Co Ltd ......................        315
                                                        ---------
                   TOTAL CONSUMER NON-CYCLICAL          8,701,464
                                                        ---------
 ENERGY--7.57%
     75,507      * 3TEC Energy Corp ..................      1,316
    401,201        Amerada Hess Corp .................     33,099
  1,308,614        Anadarko Petroleum Corp ...........     64,515
  2,885,900        Apache Corp .......................    165,882
    360,001        Ashland, Inc ......................     14,580
     21,007      * ATP Oil & Gas Corp ................         64
     50,497      * Atwood Oceanics, Inc ..............      1,894
  5,189,920        Baker Hughes, Inc .................    172,772
     94,139        Berry Petroleum Co (Class A) ......      1,586
  4,783,406        BG Group plc ......................     20,817
  1,382,942        BJ Services Co ....................     46,854
 48,667,643        BP plc ............................    408,754
  2,721,512        BP plc (Spon ADR) .................    137,409
  4,998,523        Burlington Resources, Inc .........    189,944

    152,612        Cabot Oil & Gas Corp (Class A) ....      3,487
    188,752      * Cal Dive International, Inc .......      4,153
     21,958      * Callon Petroleum Corp .............        107
    473,931        Canadian Natural Resources Ltd ....     16,054
      8,100     e* Canadian Oil Sands Trust (Units) ..        223
     37,827        Carbo Ceramics, Inc ...............      1,398
 12,065,993        Centrica plc ......................     37,336
    752,190      * Chesapeake Energy Corp ............      5,416
  5,762,467        ChevronTexaco Corp ................    509,978
      1,400      * Clayton Williams Energy, Inc ......         16
 35,989,265        CNOOC Ltd .........................     48,216
    113,182      * Comstock Resources, Inc ...........        860
  3,331,687        Conoco, Inc .......................     92,621
    279,170      * Cooper Cameron Corp ...............     13,517
    123,150      * Denbury Resources, Inc ............      1,267
  1,769,597        Devon Energy Corp .................     87,206
  1,985,458        Diamond Offshore Drilling, Inc ....     56,586
     31,921      * Dril-Quip, Inc ....................        796
     62,176      * EEX Corp ..........................        124
    250,000      * Enagas ............................      1,575
    387,716        Enbridge, Inc .....................     12,022
     25,100        Enbridge, Inc .....................        788
  1,218,650        EnCana Corp .......................     37,419
     38,892      * Encore Acquisition Co .............        671
    468,807        Energy Developments Ltd ...........        974
    125,869      * Energy Partners Ltd ...............      1,171
 20,173,754      e ENI S.p.A. ........................    320,770
    811,032        Ensco International, Inc ..........     22,109
    554,194        EOG Resources, Inc ................     22,002
     88,330      * Evergreen Resources, Inc ..........      3,754
     77,033      * Exploration Co Of Delaware, Inc ...        522
 51,647,144        Exxon Mobil Corp ..................  2,113,401
    158,714      * Forest Oil Corp ...................      4,512
      2,188      * Forest Oil Corp Wts 02/15/04 ......         40
      2,188      * Forest Oil Corp Wts 02/15/05 ......         21
    229,072        Fortum Oyj ........................      1,321
    142,623        Frontier Oil Corp .................      2,510
    366,841        Gas Natural SDG S.A. ..............      7,065
     56,302        Getty Realty Corp .................      1,140
    368,836      * Global Industries Ltd .............      2,578
         85        GlobalSantaFe Corp ................          2
    527,067      * Grant Prideco, Inc ................      7,168
    775,327      * Grey Wolf, Inc ....................      3,171
     43,726      * Gulf Island Fabrication, Inc ......        802
  2,295,310        Halliburton Co ....................     36,587


22 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 ENERGY--(CONTINUED)
    401,919     e* Hanover Compressor Co .............  $   5,426
    172,235      * Harvest Natural Resources, Inc ....        861
     50,853        Hellenic Petroleum S.A. ...........        310
    262,893        Helmerich & Payne, Inc ............      9,391
     42,385        Holly Corp ........................        710
 18,554,199        Hong Kong & China Gas Co Ltd ......     24,620
     79,437      * Horizon Offshore, Inc .............        670
     50,930      * Houston Exploration Co ............      1,477
    950,103        Husky Energy, Inc .................     10,407
     66,230      * Hydril Co .........................      1,775
    197,902        IHC Caland NV .....................     11,834
    451,525        Imperial Oil Ltd ..................     14,039
    242,876      * Input/Output, Inc .................      2,186
    548,184      e Italgas S.p.A. ....................      6,091
         36        Kaneb Services LLC ................          1
      9,800      * KCS Energy, Inc ...................         17
    543,426        Kerr-McGee Corp ...................     29,100
    529,327      * Key Energy Services, Inc ..........      5,558
     73,303      * Key Production Co, Inc ............      1,429
 13,250,371        Lattice Group plc .................     34,538
     26,500        Lufkin Industries, Inc ............        765
    204,770      * Magnum Hunter Resources, Inc ......      1,616
     41,090      * Magnum Hunter Resources, Inc Wts
                     03/21/05 ........................         34
  1,780,894        Marathon Oil Corp .................     48,298
    198,735      * Maverick Tube Corp ................      2,981
      4,500      * McMoran Exploration Co ............         19
    192,557      * Meridian Resource Corp ............        716
    209,394        Murphy Oil Corp ...................     17,275
      5,200      * Nabors Industries, Inc ............        184
    642,004      * Nabors Industries Ltd .............     22,663
    435,261      * National-Oilwell, Inc .............      9,162
    209,000      * Newfield Exploration Co ...........      7,769
    488,800        Nexen, Inc ........................     13,177
  2,727,047        Nippon Oil Corp ...................     14,106
  1,173,949        Noble Energy, Inc .................     42,321
    154,244        Norsk Hydro ASA ...................      7,358
    345,008      * Novus Petroleum Ltd ...............        312
     80,812      * Nuevo Energy Co ...................      1,277
  1,989,781        Occidental Petroleum Corp .........     59,674
    900,374        Ocean Energy, Inc .................     19,511
    119,772      * Oceaneering International, Inc ....      3,234
      4,274        OMV AG. ...........................        420
  5,627,685        Origin Energy Ltd .................     10,647
  8,492,445        Osaka Gas Co Ltd ..................     20,193
    453,397      * Parker Drilling Co ................      1,483
    128,256        Patina Oil & Gas Corp .............      3,518
    365,784      * Patterson-UTI Energy, Inc .........     10,326
    124,900      * Penn West Petroleum Ltd ...........      3,453
    416,289        Pennzoil-Quaker State Co ..........      8,963
    179,913        Petro-Canada ......................      5,057
    611,922      * Petro-Canada (Non-Resident) .......     17,200
     12,389      * Petroleum Helicopters (Vote) ......        414
  2,016,153        Phillips Petroleum Co .............    118,711
    599,074        Pioneer Natural Resources Co ......     15,606
    118,609      * Plains Resources, Inc .............      3,173
    281,632        Pogo Producing Co .................      9,187
    147,600      * Precision Drilling Corp ...........      5,106
      3,400      * Premcor, Inc ......................         87
    683,417      * Pride International, Inc ..........     10,702
     51,053        Prima Energy Corp .................      1,163
     90,424      * Pure Resources, Inc ...............      1,881
     72,481     e* PYR Energy Corp ...................        141
    255,825      * Range Resources Corp ..............      1,433
     95,669      * Remington Oil & Gas Corp ..........      1,906
    949,324        Repsol YPF S.A. ...................     11,194
    481,727        Rowan Cos, Inc ....................     10,333
  3,891,079        Royal Dutch Petroleum Co ..........    216,736
     58,208        RPC, Inc ..........................        687
  1,251,011        Santos Ltd ........................      4,537
    154,941      * Seacor Smit, Inc ..................      7,336
     99,488     e* Seitel, Inc .......................        100
         50      * Serval Integrated Energy Services
                    (Units) ..........................          0
     72,906      e Shell Canada Ltd (Class A) (U.S.) .      2,639
 14,784,812        Shell Transport & Trading Co plc ..    111,556
     50,000      e Showa Shell Sekiyu KK .............        291
      7,403        Smedvig A/S (B Shs) ...............         39
    255,752      * Smith International, Inc ..........     17,440
  4,170,875      e Snam Rete Gas .....................     12,316
    121,015      * Spinnaker Exploration Co ..........      4,359
    145,131        St. Mary Land & Exploration Co ....      3,473
    335,242        Statoil ASA .......................      2,993
    113,631      * Stone Energy Corp .................      4,574
  1,301,532        Suncor Energy, Inc ................     22,763
    367,348        Sunoco, Inc .......................     13,089
    246,850      * Superior Energy Services, Inc .....      2,506
    127,573      * Swift Energy Co ...................      2,014
     94,200        Talisman Energy, Inc ..............      4,227

        176        Teikoku Oil Co Ltd ................          1
    333,830      * Tesoro Petroleum Corp .............      2,587
    300,300        Tidewater, Inc ....................      9,886
 17,346,311        Tokyo Gas Co Ltd ..................     48,193
    177,284      * Tom Brown, Inc ....................      5,026
      8,000        TonenGeneral Sekiyu KK ............         57
  2,871,846        Total Fina Elf S.A. ...............    466,277
    163,377      * Total Fina Elf S.A. (Strip Vvpr) ..          2
      2,025      * Total Fina Elf S.A. Wts 08/05/03 ..         69
  1,622,540      e TransCanada Pipelines Ltd .........     24,537
    109,432      * Transmontaigne, Inc ...............        662
         67      * Transtexas Gas Corp Wts 06/30/02 ..          0
    140,131      * Trico Marine Services, Inc ........        951
    196,684        Unit Corp .........................      3,413
     86,195      * Universal Compression Holdings, Inc      2,068
  1,331,744        Unocal Corp .......................     49,195
    532,159        Valero Energy Corp ................     19,913
    765,490      * Varco International, Inc ..........     13,427
    171,044     e* Veritas DGC, Inc ..................      2,155
    263,959        Vintage Petroleum, Inc ............      3,141
  1,265,103      * Weatherford International Ltd .....     54,653
     15,600      * Western Oil Sands, Inc (Class A) ..        285
    114,980      * Westport Resources Corp ...........      1,886
    110,884      * W-H Energy Services, Inc ..........      2,457
  1,833,708        Woodside Petroleum Ltd ............     13,970
     46,399        World Fuel Services Corp ..........      1,132
     79,201      * Xanser Corp .......................        144
    596,357        XTO Energy, Inc ...................     12,285
                                                        ---------
                   TOTAL ENERGY ......................  6,620,178
                                                        ---------
 FINANCIAL SERVICES--21.60%
     66,518        1st Source Corp ...................      1,644
    170,248        21st Century Insurance Group ......      3,235
  3,447,328        3i Group plc ......................     35,969
    313,000        77 Bank Ltd .......................      1,233
    512,455        A.G. Edwards, Inc .................     19,919
    331,255        Abbey National plc ................      3,898
     46,960        ABC Bancorp .......................        699
  9,559,650        ABN Amro Holding NV ...............    173,622
     81,539        Acadia Realty Trust ...............        665
    789,065        Acom Co Ltd .......................     53,917
     30,631        Advanta Corp (Class A) ............        333
     98,997        Advanta Corp (Class B) ............      1,082


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 23

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 FINANCIAL SERVICES--(CONTINUED)
  3,322,748        Aegon NV ..........................   $ 69,273
     17,100        Aeon Credit Service Co Ltd ........      1,021
    119,372      * Affiliated Managers Group, Inc ....      7,341
  2,763,865        Aflac, Inc ........................     88,444
    139,400        Aiful Corp ........................      9,141
  3,270,000        Aioi Insurance Co Ltd .............      7,230
     49,280        Alabama National Bancorp ..........      2,133
     77,315        Alexandria Real Estate
                     Equities, Inc ...................      3,815
    230,009        Alfa Corp .........................      2,691
    337,025      e Alleanza Assicurazioni ............      3,235
     29,224        Alleghany Corp ....................      5,582
     58,646        Allegiant Bancorp, Inc ............      1,066
    169,000        Allgreen Properties Ltd ...........         98
    606,296      e Allianz AG. (Regd) ................    121,432
    562,610      e Allied Capital Corp ...............     12,743
    441,798        Allied Irish Banks plc ............      5,869
    708,729        Allied Irish Banks plc (Ireland) ..      9,337
    273,173        Allmerica Financial Corp ..........     12,621
  3,796,289        Allstate Corp .....................    140,387
    432,466        Alpha Bank S.A. ...................      6,193
    807,744        AMB Property Corp .................     25,040
    621,316        Ambac Financial Group, Inc ........     41,752
    135,245        Amcore Financial, Inc .............      3,134
     98,321        America First Mortgage
                     Investments, Inc ................        968
    181,679        American Capital Strategies Ltd ...      4,991
  7,099,712        American Express Co ...............    257,862
    220,899        American Financial Group, Inc .....      5,279
    120,832        American Financial Holdings, Inc ..      3,615
     32,625        American Home Mortgage
                     Holdings, Inc ...................        407
 18,556,569        American International Group, Inc .  1,266,115
     32,426      * American Medical Security Group,
                     Inc .............................        777
     28,515        American National Bankshares, Inc .        781
     56,570        American National Insurance Co ....      5,448
     56,732      * American Physicians Capital, Inc ..      1,047
    406,853     e* AmeriCredit Corp ..................     11,412
    647,647     e* Ameritrade Holdings Corp (Class A)       2,979
    211,832        Amerus Group Co ...................      7,859
     73,513        AMLI Residential Properties Trust .      1,911
    804,155        AMP Diversified Property Trust ....      1,192
  2,528,166        AMP Ltd ...........................     22,141
  2,083,124        Amsouth Bancorp ...................     46,620
  4,971,142        Amvescap plc ......................     40,502
    236,934     b* ANC Rental Corp ...................         52
    109,357        Anchor Bancorp Wisconsin, Inc .....      2,637
    421,630        Annaly Mortgage Management, Inc ...      8,180
    218,441        Anthracite Capital, Inc ...........      2,894
      4,900        Anworth Mortgage Asset Corp .......         69
  1,332,917        AON Corp ..........................     39,294
    414,550        Apartment Investment & Management Co
                     (Class A) .......................     20,396
    143,266        Apex Mortgage Capital, Inc ........      2,148
        800      * Arch Capital Group Ltd ............         23
    975,692        Archstone-Smith Trust .............     26,051
    346,172        Arden Realty, Inc .................      9,849
    118,965        Argonaut Group, Inc ...............      2,548
     31,883        Arrow Financial Corp ..............      1,084
    403,000      * Ashikaga Bank Ltd .................        514
  3,453,445      e Assicurazioni Generali S.p.A. .....     81,855
    397,634        Associated Banc-Corp ..............     14,995
     76,438        Associated Estates Realty Corp ....        810
    630,262        Astoria Financial Corp ............     20,200
  4,838,465        Australia and New Zealand Banking
                     Group Ltd .......................     52,398
    177,189        Australian Stock Exchange Ltd .....      1,333
    365,641        AvalonBay Communities, Inc ........     17,075
  5,706,258        Aviva plc .........................     45,882
  1,615,698      e AXA ...............................     29,552
     32,739        Baldwin & Lyons, Inc (Class B) ....        747
     64,008      * Banc Corp .........................        558
  1,791,787      e Banca Monte Dei Paschi Siena ......      5,822
    768,543     e* Banca Popolare Di Milano ..........      3,127
     19,399        Bancfirst Corp ....................        900
  4,753,179        Banco Bilbao Vizcaya Argentaria S.A.    53,749
  1,703,052        Banco Comercial Portugues S.A.
                    (Regd) ...........................      5,904
    131,981        Banco Espirito Santo S.A. (Regd) ..      1,505
    273,000        Banco Popular Espanol .............     12,071
  8,544,085        Banco Santander Central Hispano S.A.    67,843
     20,327        Bancorp Connecticut, Inc ..........        570
    425,251        Bancorpsouth, Inc .................      8,590
     55,159        Bank Mutual Corp ..................      1,124
 11,973,027        Bank Of America Corp ..............    842,422
  1,325,652        Bank Of East Asia Ltd .............      2,668
    670,000      e Bank Of Fukuoka Ltd ...............      2,650
     68,770        Bank Of Granite Corp ..............      1,354

    377,048        Bank Of Hawaii Corp ...............     10,557
  2,524,390        Bank Of Ireland (London) ..........     31,438
  1,336,364      e Bank Of Montreal ..................     31,324
  3,808,783        Bank Of New York Co, Inc ..........    128,546
  1,766,682      e Bank Of Nova Scotia ...............     58,069
     70,978        Bank Of Piraeus ...................        512
     22,015        Bank Of The Ozarks, Inc ...........        492
  1,439,927      e Bank Of Yokohama Ltd ..............      6,127
  6,291,690        Bank One Corp .....................    242,104
    183,950      * Bank United Corp (Contingent
                     Payment Rts) ....................         17
    214,154        BankAtlantic Bancorp, Inc (Class A)      2,656
    787,686        Banknorth Group, Inc ..............     20,496
    111,422      * Bankunited Financial Corp (Class A)      2,134
     56,178        Banner Corp .......................      1,390
 15,055,976        Barclays plc ......................    126,683
    321,699        Bay View Capital Corp .............      2,062
    838,395        Bayerische Hypo-und Vereinsbank AG.     27,241
  2,537,146        BB&T Corp .........................     97,934
    549,405        Bear Stearns Cos, Inc .............     33,624
     59,719      * Beazer Homes USA, Inc .............      4,778
     81,244        Bedford Property Investors, Inc ...      2,202
    132,318        Berkley (W.R.) Corp ...............      7,277
     31,363        Berkshire Hills Bancorp, Inc ......        822
     32,162        BKF Capital Group, Inc ............        917
    273,171      * Blackrock, Inc ....................     12,101
  4,351,920      e BNP Paribas .......................    240,686
     71,978      * BOK Financial Corp ................      2,408
     87,035        Boston Private Financial
                     Holdings, Inc ...................      2,153
    418,900        Boston Properties, Inc ............     16,735
     20,104        Bostonfed Bancorp, Inc ............        645
     97,633      * Boykin Lodging Co .................      1,067
    141,287        BPI-SGPS S.A. (Regd) ..............        343
    137,042        Brandywine Realty Trust ...........      3,549
    242,940        BRE Properties, Inc (Class A) .....      7,558
    624,049        British Land Co plc ...............      5,298
     88,370        Brookfield Properties Corp ........      1,819
     62,087      * Brookline Bancorp, Inc ............      1,571
    247,394        Brown & Brown, Inc ................      7,793
     18,280        Bryn Mawr Bank Corp ...............        737
     49,654        BSB Bancorp, Inc ..................      1,325
  3,264,241        BT Office Trust ...................      2,749
    184,629      * BTG plc ...........................        957
    150,414        Burnham Pacific Properties, Inc ...        176
     65,693        C.I. Fund Management, Inc .........        458
     16,851        California First National Bancorp .        271
     39,812        Camden National Corp ..............      1,109


24 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 FINANCIAL SERVICES--(CONTINUED)
    188,329        Camden Property Trust .............    $ 6,974
    291,143        Canada Life Financial Corp ........      7,121
    949,133      e Canadian Imperial Bank Of Commerce      30,329
    299,532      * Canary Wharf Group plc ............      2,032
     99,784        Capital Automotive Reit ...........      2,381
     32,735        Capital City Bank Group, Inc ......      1,130
  1,407,350        Capital One Financial Corp ........     85,919
    969,587        CapitaLand Ltd ....................        840
    155,795      e Capitalia S.p.A ...................        290
     38,488        Capitol Bancorp Ltd ...............        918
    127,039        Capitol Federal Financial .........      3,313
     44,336        Capstead Mortgage Corp ............        998
    300,642        CarrAmerica Realty Corp ...........      9,275
     62,039        Cascade Bancorp ...................      1,117
    131,262        Cash America International, Inc ...      1,208
    517,181      * Catellus Development Corp .........     10,561
     82,960        Cathay Bancorp, Inc ...............      3,443
     16,395        CB Bancshares, Inc ................        621
    118,418        CBL & Associates Properties, Inc ..      4,796
     47,113        CCBT Financial Cos, Inc ...........      1,338
     61,481      * CCC Information Services Group, Inc        861
    119,691        Centennial Bancorp ................        943
     51,884        Center Trust, Inc .................        366
    119,385        Centerpoint Properties Corp .......      6,926
     37,455      * Central Coast Bancorp .............        849
     15,410        Century Bancorp, Inc (Class A) ....        422
     94,164        Ceres Group, Inc ..................        367
     80,028        CFS Bancorp, Inc ..................      1,237
  5,688,655        Charles Schwab Corp ...............     63,713
     15,781        Charter Financial Corp ............        449
    208,918        Charter Municipal Mortgage
                     Acceptance Co ...................      3,735
  1,587,616        Charter One Financial, Inc ........     54,582
    107,247        Chateau Communities, Inc ..........      3,282
    164,061        Chelsea Property Group, Inc .......      5,488
    117,907        Chemical Financial Corp ...........      4,423
  2,047,242        Cheung Kong Holdings Ltd ..........     17,060
    757,540        Chiba Bank Ltd ....................      2,579
    163,843        Chittenden Corp ...................      4,748
    446,772      * Choicepoint, Inc ..................     20,315
    914,848        Chubb Corp ........................     64,771
    719,416        Cincinnati Financial Corp .........     33,474
 39,556,707        Citigroup, Inc ....................  1,532,822
    236,071        Citizens Banking Corp .............      6,841
     46,371        Citizens First Bancorp, Inc .......      1,043
    119,122      * Citizens, Inc .....................      1,546
     50,318        City Bank .........................      1,610
  1,265,802        City Developments Ltd .............      4,084
     85,891        City Holding Co ...................      2,011
    213,540        City National Corp ................     11,478
     72,530      * Clark/Bardes, Inc .................      1,657
    133,309        Close Brothers Group plc ..........      1,270
    243,435      * CNA Financial Corp ................      6,451
     83,462        CNA Surety Corp ...................      1,214
     22,158        Coastal Bancorp, Inc ..............        704
     40,727        Coastal Financial Corp ............        603
     35,558        CoBiz, Inc ........................        612
    599,452        Colonial Bancgroup, Inc ...........      8,992
  1,356,956        Colonial First State Property
                     Trust Group .....................      1,684
     81,038        Colonial Properties Trust .........      3,156
     28,780        Columbia Bancorp ..................        679
     75,608      * Columbia Banking System, Inc ......        976
    618,992     b* Comdisco, Inc .....................         16
  1,525,142        Comerica, Inc .....................     93,644
    320,629        Commerce Bancorp, Inc .............     14,172
    338,251        Commerce Bancshares, Inc ..........     14,964
    133,254        Commerce Group, Inc ...............      5,270
    145,946        Commercial Bank Of Greece .........      3,142
    251,742        Commercial Federal Corp ...........      7,301
    217,068        Commercial Net Lease Realty, Inc ..      3,473
     40,411        Commonwealth Bancorp, Inc .........      1,199
  3,332,856      * Commonwealth Bank Of Australia ....     61,614
     58,552        Community Bank System, Inc ........      1,888
     38,504        Community Banks, Inc ..............      1,133
    194,286        Community First Bankshares, Inc ...      5,069
     51,239        Community Trust Bancorp, Inc ......      1,440
    668,976        Compass Bancshares, Inc ...........     22,478
     62,066      * CompuCredit Corp ..................        437
     62,743        Connecticut Bancshares, Inc .......      2,083
  1,584,875     e* Conseco, Inc ......................      3,170
    245,039        Cornerstone Realty Income Trust, Inc     2,769
     87,182        Corporate Office Properties Trust .      1,272
     21,050        Correctional Properties Trust .....        463
    144,130      * Corrections Corp Of America .......      2,493
     49,682        Corus Bankshares, Inc .............      2,281
    700,848        Countrywide Credit Industries, Inc      33,816
    188,969        Cousins Properties, Inc ...........      4,679
     33,038        CPB, Inc ..........................      1,518

    157,583        Crawford & Co (Class A) ...........        969
     26,670        Crawford & Co (Class B) ...........        216
     71,524      * Credit Acceptance Corp ............        899
    198,000      e Credit Agricole S.A. ..............      4,400
  1,778,000        Credit Lyonnais S.A. ..............     76,208
        101        Credit Saison Co Ltd ..............          2
  3,836,555        Credit Suisse Group ...............    121,802
     30,200     e* Creditrust Corp Escrow ............          0
     28,910      * Crescent Operating, Inc ...........         10
    474,524        Crescent Real Estate Equities Co ..      8,874
    105,463        Crown American Realty Trust .......        991
    150,030      * CSK Auto Corp .....................      2,091
    277,080        Cullen/Frost Bankers, Inc .........      9,961
     15,508        Curtiss-Wright Corp (Class B) .....      1,172
    141,816        CVB Financial Corp ................      3,221
  1,504,000        Dah Sing Financial Holdings Ltd ...      7,327
    781,000        Daibiru Corp ......................      4,235
      5,350        Daido Life Insurance Co Ltd .......     13,614
        138      * Daikyo, Inc .......................          0
  5,322,818     e* Daiwa Bank Holdings, Inc ..........      4,086
  1,703,877        Daiwa Securities Group, Inc .......     11,046
    961,740        Danske Bank A/S ...................     17,708
  4,835,880        DBS Group Holdings Ltd ............     33,940
     68,990        Delphi Financial Group, Inc
                    (Class A) ........................      2,991
    599,165        Deutsche Bank AG. (Regd) ..........     41,629
     54,807        Deutsche Boerse AG. ...............      2,314
    835,403        Deutsche Office Trust .............        610
    530,921        Developers Diversified Realty Corp      11,946
  6,968,550      e Dexia .............................    107,843
    629,100        Diamond Lease Co Ltd ..............     13,017
    111,349        Dime Community Bancshares .........      2,527
  1,967,126      e DnB Holding ASA ...................     10,721
    198,320        Doral Financial Corp ..............      6,622
    105,429        Downey Financial Corp .............      4,987
    148,530      e Drott AB (B Shs) ..................      1,713
  1,212,373        Duke Realty Corp ..................     35,098
  1,539,474      * E*trade Group, Inc ................      8,406
     24,963      * Eagle Bancshares, Inc .............        649
    125,041        East West Bancorp, Inc ............      4,316
    248,893      * Eastern European Trust plc ........      2,665
     90,996        Eastgroup Properties, Inc .........      2,329
    303,350        Eaton Vance Corp ..................      9,465


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 25

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 FINANCIAL SERVICES--(CONTINUED)
    111,457        EFG Eurobank Ergasias S.A. ........  $   1,563
     69,881      * Electro Rent Corp .................        908
        446        EMC INS Group, Inc ................          7
     85,348        Entertainment Properties Trust ....      2,104
  2,726,925        Equity Office Properties Trust ....     82,080
     15,480        Equity One, Inc ...................        217
  1,552,506        Equity Residential Properties Trust     44,635
    115,036        Erie Indemnity Co (Class A) .......      4,660
     34,116        Erste Bank Der Oesterreichischen
                     Sparkassen AG. ..................      2,438
     34,116      * Erste Bank Der Oesterreichischen
                     Sparkassen AG. Rts ..............          0
     78,482        Essex Property Trust, Inc .........      4,293
     74,972      * Euronet Worldwide, Inc ............      1,199
     58,924        F & M Bancorp .....................      2,079
      6,984        Fairfax Financial Holdings Ltd ....        698
  8,131,046        Fannie Mae ........................    599,665
     32,779        Farmers Capital Bank Corp .........      1,155
     66,853        FBL Financial Group, Inc (Class A)       1,481
      7,413        FBR Asset Investment Corp .........        247
     46,319     e* Federal Agricultural Mortgage
                     Corp (Class C) ..................      1,237
    192,375        Federal Realty Investment Trust ...      5,331
    586,063        Federated Investors, Inc (Class B)      20,260
    377,807        FelCor Lodging Trust, Inc .........      6,933
     79,539        Fidelity Bankshares, Inc ..........      1,750
    504,032        Fidelity National Financial, Inc ..     15,927
  2,749,902        Fifth Third Bancorp ...............    183,281
     56,998        Financial Federal Corp ............      1,887
     38,410        Financial Industries Corp .........        694
     43,807        Financial Institutions, Inc .......      1,659
    362,681        First American Corp ...............      8,342
     33,521        First Bancorp (North Carolina) ....        922
    113,922        First Bancorp (Puerto Rico) .......      4,295
      6,690      * First Banks America, Inc ..........        262
     36,706        First Busey Corp ..................        815
    168,406        First Charter Corp ................      3,045
     31,867        First Citizens Bancshares, Inc
                    (Class A) ........................      3,524
    317,015        First Commonwealth Financial Corp .      4,277
     23,833        First Community Bancorp ...........        553
     47,352        First Community Bancshares ........      1,594
     26,024        First Defiance Financial Corp .....        522
     32,236        First Essex Bancorp, Inc ..........      1,102
     83,685        First Federal Capital Corp ........      1,849
    188,720        First Financial Bancorp ...........      3,693
     62,203        First Financial Bankshares, Inc ...      2,603
     35,017        First Financial Corp (Indiana) ....      1,801
     70,135        First Financial Holdings, Inc .....      2,255
      2,485      * First Hungary Fund Ltd ............      3,990
     65,106        First Indiana Corp ................      1,417
     71,695        First Merchants Corp ..............      2,151
    253,400        First Midwest Bancorp, Inc ........      7,039
     34,107        First National Corp ...............      1,030
     47,862        First Niagara Financial Group, Inc       1,329
     21,195        First Oak Brook Bancshares, Inc ...        669
     76,609        First Place Financial Corp ........      1,525
     59,278      * First Republic Bank ...............      1,630
    136,946        First Sentinel Bancorp, Inc .......      1,884
     13,946        First South Bancorp, Inc ..........        506
     20,341        First State Bancorporation ........        529
    748,626        First Tennessee National Corp .....     28,672
    259,271        First Virginia Banks, Inc .........     13,902
     26,918        Firstfed America Bancorp, Inc .....        641
     92,137        Firstfed Financial Corp ...........      2,672
    417,734        FirstMerit Corp ...................     11,521
     14,928      * Five Star Quality Care, Inc .......         83
     68,544        Flagstar Bancorp, Inc .............      1,583
 10,915,820        FleetBoston Financial Corp ........    353,127
     53,170        Flushing Financial Corp ...........      1,089
    228,321        FNB Corp ..........................      6,270
     29,379        FNB Corp (Virginia) ...............        895
  1,609,664        Fortis ............................     34,465
    462,027      * Fortis (Strip Vvpr) ...............          5
     45,425      * Fpic Insurance Group, Inc .........        684
     13,263        Franklin Financial Corp ...........        338
    892,801        Franklin Resources, Inc ...........     38,069
  3,612,295        Freddie Mac .......................    221,072
    314,133      e Fremont General Corp ..............      1,313
    125,208      * Friedman, Billings, Ramsey
                     Group, Inc ......................      1,594
 12,510,000        Friends Provident plc .............     27,602
     88,741        Frontier Financial Corp ...........      2,605
    146,688     b* Frontline Capital Group, Inc ......          1
    880,000        Fuji Fire & Marine Insurance Co Ltd      1,373
    563,466        Fulton Financial Corp .............     10,666
     28,803     e* Gabelli Asset Management, Inc
                    (Class A) ........................      1,051
    129,916        Gables Residential Trust ..........      4,148

    452,382        Gallagher (Arthur J.) & Co ........     15,675
  2,365,986        Gandel Retail Trust ...............      1,620
    176,359        Gartner, Inc (Class A) ............      1,781
    240,938      * Gartner, Inc (Class B) ............      2,265
     43,952        GBC Bancorp .......................      1,272
    466,274        General Growth Properties, Inc ....     23,780
  3,602,822        General Property Trust ............      5,684
     41,078        German American Bancorp ...........        760
    100,840        Gjensidige NOR Sparebank ..........      3,736
     77,110        Glacier Bancorp, Inc ..............      1,889
     45,571        Gladstone Capital Corp ............        823
    106,669        Glenborough Realty Trust, Inc .....      2,528
    134,651        Glimcher Realty Trust .............      2,491
    161,314        Gold Banc Corp, Inc ...............      1,769
    409,076        Golden State Bancorp, Inc .........     14,829
      1,900      * Golden State Bancorp, Inc
                     (Litigation Tracking Wts 12/31/60)         2
    729,078        Golden West Financial Corp ........     50,146
  2,554,784        Goldman Sachs Group, Inc ..........    187,393
     22,550        Granite State Bankshares, Inc .....        740
     31,256        Great American Financial
                     Resources, Inc ..................        603
     66,385        Great Lakes Reit, Inc .............      1,260
    260,191        Great Portland Estates plc ........        986
     32,730        Great Southern Bancorp, Inc .......      1,303
    262,865        Greater Bay Bancorp ...............      8,086
    102,681        Green Property plc ................        913
    594,627        Greenpoint Financial Corp .........     29,196
    414,000        Gunma Bank Ltd ....................      1,914
      3,000     f* Hafnia Holding A/S (Regd) (A Shs) .          0
      2,490     f* Hafnia Holding A/S (Regd) (B Shs) .          0
    342,418        Hammerson plc .....................      2,889
     46,116        Hancock Holding Co ................      3,107
 12,270,000        Hang Lung Properties Ltd ..........     14,000
    769,594        Hang Seng Bank Ltd ................      8,239
     43,148      * Hanmi Financial Corp ..............        740
    114,003        Harbor Florida Bancshares, Inc ....      2,530
    158,442        Harleysville Group, Inc ...........      4,392
     95,256        Harleysville National Corp ........      2,573
  1,308,133        Hartford Financial Services
                     Group, Inc ......................     77,795
     29,678      * Hawthorne Financial Corp ..........        962
  9,918,322        HBOS plc ..........................    107,341
    280,406        HCC Insurance Holdings, Inc .......      7,389
    315,152        Health Care Property Investors, Inc     13,520
    185,126        Health Care Reit, Inc .............      5,545


26 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
-------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 FINANCIAL SERVICES--(CONTINUED)
    221,001        Healthcare Realty Trust, Inc ......   $  7,072
    801,118        Henderson Land Development Co Ltd .      3,328
     38,340        Heritage Property Investment Trust       1,024
  2,643,229        Hibernia Corp (Class A) ...........     52,310
    275,160        Highwoods Properties, Inc .........      7,154
    151,641        Hilb, Rogal & Hamilton Co .........      6,862
     78,800      e Hitachi Capital Corp ..............      1,052
    641,331     e* Hokuriku Bank Ltd .................      1,001
    112,483        Home Properties Of New York, Inc ..      4,268
    377,243     e* Homestore, Inc ....................        543
  3,070,000        Hong Kong Exchanges & Clearing Ltd       5,058
    303,648        Hooper Holmes, Inc ................      2,429
    217,678        Horace Mann Educators Corp ........      4,064
    364,802        Hospitality Properties Trust ......     13,315
  1,346,510      * Host Marriott Corp ................     15,216
    202,500        Hotel Properties Ltd ..............        132
  2,399,556        Household International, Inc ......    119,258
    688,773        HRPT Properties Trust .............      6,096
  4,471,129        HSBC Holdings plc (Hong Kong) .....     51,303
 17,611,050        HSBC Holdings plc (United Kingdom)     202,542
    435,530        Hudson City Bancorp, Inc ..........      8,667
     82,839        Hudson River Bancorp, Inc .........      2,236
    240,229        Hudson United Bancorp .............      6,861
     44,115        Humboldt Bancorp ..................        742
  1,339,478        Huntington Bancshares, Inc ........     26,013
    675,189        Hysan Development Co Ltd ..........        654
     30,389        IBERIABANK Corp ...................      1,232
     45,110        IMPAC Mortgage Holdings, Inc ......        608
     27,401      * Imperial Credit Industries ........          0
    305,081        Independence Community Bank Corp ..      8,765
     16,010        Independence Holding Co ...........        358
     69,469        Independent Bank Corp
                    (Massachusetts) ..................      1,590
     65,047        Independent Bank Corp (Michigan) ..      2,053
  2,790,000      b Independent Insurance Group plc ...          0
  5,000,000        Industrial & Commercial Bank Of
                     China Ltd (Hong Kong) ...........      4,712
    318,207      * IndyMac Bancorp, Inc ..............      7,217
  1,922,385        ING Groep NV ......................     49,362
    128,894        Innkeepers U.S.A. Trust ...........      1,235
    102,571      * Insignia Financial Group, Inc .....        997
    181,280      * Instinet Group, Inc ...............      1,182
  2,758,259        Insurance Australia Group Ltd .....      4,878
     62,361      * Insurance Auto Auctions, Inc ......      1,216
     95,454        Integra Bank Corp .................      2,138
     28,275        Interchange Financial Services Cp .        785
    112,694        International Bancshares Corp .....      4,760
 34,109,883      e IntesaBci S.p.A. ..................    104,093
  8,234,099      e IntesaBci S.p.A. (Rnc) ............     18,216
    507,403      * IntesaBci S.p.A. Put Wts 11/15/02 .      1,614
    257,961      * Investment Technology Group, Inc ..      8,435
    631,226        Investors Financial Services Corp .     21,171
     18,200        Investors Group, Inc ..............        332
    136,530        Investors Real Estate Trust .......      1,455
    173,956        Irish Life & Permanent plc ........      2,517
    109,042        Irish Life & Permanent plc
                    (United Kingdom) .................      1,589
    169,601        IRT Property Co ...................      2,161
     58,562        Irwin Financial Corp ..............      1,177
    451,102        iStar Financial, Inc ..............     12,856
     22,700      * Itla Capital Corp .................        674
    249,748        ITT Educational Services, Inc .....      5,445
    177,953        JDN Realty Corp ...................      2,224
    117,763        Jefferies Group, Inc ..............      4,958
    807,126        Jefferson-Pilot Corp ..............     37,935
  1,576,217        John Hancock Financial Services, Inc    55,483
    106,378        John Nuveen Co (Class A) ..........      2,734
    165,602      * Jones Lang Lasalle, Inc ...........      4,090
    565,034        Joyo Bank Ltd .....................      1,527
 12,169,704        JP Morgan Chase & Co ..............    412,796
     60,894        JP Realty, Inc ....................      1,623
     22,288        Kansas City Life Insurance Co .....        862
    292,670        KBC Bancassurance Holding NV ......     11,836
    196,000        Keppel Land Ltd ...................        169
  2,198,402        Keycorp ...........................     60,016
     38,763        Keystone Property Trust ...........        615
    133,260        Kilroy Realty Corp ................      3,565
    534,332        Kimco Realty Corp .................     17,895
    463,240      * Knight Trading Group, Inc .........      2,427
    118,828        Koger Equity, Inc .................      2,293
     99,328        Kramont Realty Trust ..............      1,588
  1,058,927      * La Quinta Corp ....................      7,677
    244,459     e* LaBranche & Co, Inc ...............      5,598
     56,408        Lakeland Bancorp, Inc .............      1,227
     25,112        Lakeland Financial Corp ...........        724
  1,101,217        Land Securities plc ...............     14,486
    101,173        Landamerica Financial Group, Inc ..      3,187
        230        Leeds Federal Bankshares, Inc .....          7
  7,550,171        Legal & General Group plc .........     15,048

    533,386        Legg Mason, Inc ...................     26,317
  1,254,242        Lehman Brothers Holdings, Inc .....     78,415
    883,719        Lend Lease Corp Ltd ...............      5,229
     32,829      * Lendingtree, Inc ..................        417
    190,934        Leucadia National Corp ............      6,045
    114,144        Lexington Corporate Properties Trust     1,883
     89,796        Liberty Corp ......................      3,578
  1,054,831        Lincoln National Corp .............     44,303
 16,645,139        Lloyds TSB Group plc ..............    165,680
    119,943        LNR Property Corp .................      4,138
     98,325      * Local Financial Corp ..............      1,604
     40,537        LSB Bancshares, Inc ...............        811
     71,853        LTC Properties, Inc ...............        611
    429,351        M & T Bank Corp ...................     36,821
     33,183        Macatawa Bank Corp ................        721
    176,941        Macerich Co .......................      5,485
    256,949        Mack-Cali Realty Corp .............      9,032
    807,499        Macquarie Bank Ltd ................     13,260
  3,915,140        Macquarie Infrastructure Group ....      6,352
     99,214        MAF Bancorp, Inc ..................      3,730
     54,113        Main Street Banks, Inc ............      1,119
     26,654        Mainsource Financial Group, Inc ...        645
  1,198,643        Man Group plc .....................     18,819
     75,793        Manufactured Home Communities, Inc       2,660
  2,186,036      e Manulife Financial Corp ...........     62,739
     63,897      * Markel Corp .......................     12,588
    214,646      e Marschollek Lautenschlaeger Und
                     Partner .........................      6,667
  1,459,987        Marsh & McLennan Cos, Inc .........    141,035
  1,132,862        Marshall & Ilsley Corp ............     35,039
     19,378        MASSBANK Corp .....................        686
  2,062,692      a Max Re Capital Ltd ................     27,846
     64,217        MB Financial, Inc .................      2,149
    853,859        MBIA, Inc .........................     48,269
  3,792,879        MBNA Corp .........................    125,431
     76,673        MCG Capital Corp ..................      1,281
     24,144        Medallion Financial Corp ..........        127
     29,429        Medford Bancorp, Inc ..............      1,025
    777,136      e Mediobanca S.p.A. .................      7,184
      5,391      * MEEMIC Holdings, Inc ..............        150
  2,335,504        Mellon Financial Corp .............     73,405
    378,121        Mercantile Bankshares Corp ........     15,514
     18,602        Merchants Bancshares, Inc .........        529


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 27

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
-------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 FINANCIAL SERVICES--(CONTINUED)
    136,638        Mercury General Corp ..............  $   6,627
    206,564        Meristar Hospitality Corp .........      3,150
     34,402        Meritage Corp .....................      1,570
  4,494,439        Merrill Lynch & Co, Inc ...........    182,025
  1,554,788        Metlife, Inc ......................     44,778
    179,190      e Metris Cos, Inc ...................      1,489
     88,747        Metrovacesa S.A.                         1,838
      4,123      * MFN Financial Corp Series B
                     Wts 03/23/03 ....................          2
      4,123      * MFN Financial Corp Series C
                     Wts 03/23/04 ....................          0
    570,458        MGIC Investment Corp ..............     38,677
      8,551        Microfinancial, Inc ...............         67
     75,900        Mid Atlantic Realty Trust .........      1,336
     75,446        Mid-America Apartment
                     Communities, Inc ................      2,018
     19,439        Midland Co ........................        981
    123,296        Mid-State Bancshares ..............      2,380
     24,586        Midwest Banc Holdings, Inc ........        735
      1,204      * Millea Holdings, Inc ..............      9,884
    119,606        Mills Corp ........................      3,708
  1,717,151        Mirvac Group ......................      4,030
     74,440        Mission West Properties, Inc ......        907
     29,593        Mississippi Valley Bancshares, Inc       1,531
  1,026,448      e Mitsubishi Estate Co Ltd ..........      8,392
      4,578        Mitsubishi Tokyo Financial ........     30,861
  2,042,198        Mitsui Fudosan Co Ltd .............     18,061
  2,502,524        Mitsui Sumitomo Insurance Co ......     13,467
    160,300        Mitsui Trust Holdings, Inc ........        333
      5,454        Mizuho Holdings, Inc ..............     12,104
    252,005        MONY Group, Inc ...................      8,571
  6,789,844        Morgan Stanley Dean Witter & Co ...    292,506
    288,513      e Muenchener Rueckver AG. (Regd) ....     68,242
     19,532        Nara Bancorp, Inc .................        449
     14,948        NASB Financial, Inc ...............        329
  4,398,677      e National Australia Bank Ltd .......     87,417
    587,304      e National Bank Of Canada ...........     11,701
    948,547        National Bank Of Greece S.A. ......     20,178
  3,419,438        National City Corp ................    113,696
  1,263,655        National Commerce Financial Corp ..     33,234
     91,241        National Health Investors, Inc ....      1,460
     24,016        National Health Realty, Inc .......        441
     92,681        National Penn Bancshares, Inc .....      2,428
     11,419      * National Western Life Insurance
                     Co (Class A) ....................      1,313
    132,410        Nationwide Financial Services, Inc
                    (Class A) ........................      5,230
    258,480        Nationwide Health Properties, Inc .      4,847
     20,104      * Navigators Group, Inc .............        538
     21,609        NBC Capital Corp ..................        821
    152,184        NBT Bancorp, Inc ..................      2,750
    251,163      * NetBank, Inc ......................      2,926
    294,893        Neuberger Berman, Inc .............     10,793
     83,835        New Century Financial Corp ........      2,932
    550,556        New Plan Excel Realty Trust .......     11,468
  1,484,734        New World Development Co Ltd ......      1,180
    435,716        New York Community Bancorp, Inc ...     11,808
    183,252     e* NextCard, Inc .....................          3
  2,111,694        Nikko Cordial Corp ................     10,659
  1,613,000        Nipponkoa Insurance Co Ltd ........      6,392
    857,600        Nissan Fire & Marine
                     Insurance Co Ltd ................      1,896
    719,000        Nissay Dowa General Insurance Co Ltd     2,465
  5,349,681        Nomura Holdings, Inc ..............     78,554
    876,656        Nordea AB (Finland) ...............      4,778
  1,412,276      e Nordea AB (Sweden) ................      7,683
  1,036,274        North Fork Bancorp, Inc ...........     41,254
  2,651,845        Northern Trust Corp ...............    116,840
     61,367        Northwest Bancorp, Inc ............        811
     54,221        Novastar Financial, Inc ...........      1,938
     12,940      * NYMAGIC, Inc ......................        197
     58,163        OceanFirst Financial Corp .........      1,404
    204,899      * Ocwen Financial Corp ..............      1,127
     64,530        Odyssey Re Holdings Corp ..........      1,122
    298,979      * Ohio Casualty Corp ................      6,249
    334,392        Old National Bancorp ..............      8,510
    637,015        Old Republic International Corp ...     20,066
     37,161        Old Second Bancorp, Inc ...........      1,365
     41,712        Omega Financial Corp ..............      1,523
     57,683        Oriental Financial Group, Inc .....      1,463
    283,404      e ORIX Corp .........................     22,864
     34,542      * OSI Systems, Inc ..................        685
    990,074        Oversea-Chinese Banking Corp Ltd ..      6,556
    190,636        Pacific Capital Bancorp ...........      4,552
    111,829      * Pacific Gulf Properties, Inc
                     Liquidation Trust ...............        198
     75,860        Pacific Northwest Bancorp .........      2,376
     52,737      * Pacific Union Bank ................        922
    129,301        Pan Pacific Retail Properties, Inc       4,420

     61,026        Park National Corp ................      5,248
     22,289        Parkvale Financial Corp ...........        638
    453,000        Parkway Holdings Ltd ..............        222
     46,187        Parkway Properties, Inc ...........      1,680
     32,183      * Partners Trust Financial Group, Inc        515
     14,805        Peapack Gladstone Financial Corp ..        906
     33,274        Pennfed Financial Services, Inc ...        928
     31,559        Pennrock Financial Services Corp ..      1,032
     66,824        Pennsylvania Real Estate
                     Investment Trust ................      1,812
     39,036        Peoples Bancorp, Inc ..............      1,115
    139,076        People's Bank .....................      3,631
     27,029        Peoples Holding Co ................      1,108
    517,000        Peregrine Investment Holdings Ltd .          0
     62,160        PFF Bancorp, Inc ..................      2,387
     73,209      * Philadelphia Consolidated Holding
                     Corp ............................      3,319
    488,875        Phoenix Cos, Inc ..................      8,971
     53,590      * Pico Holdings, Inc ................        888
    136,021        PMA Capital Corp (Class A) ........      2,877
    532,919        PMI Group, Inc ....................     20,358
  1,514,649        PNC Financial Services Group, Inc .     79,186
    760,950        Popular, Inc ......................     25,629
     29,199        Port Financial Corp ...............      1,171
    179,721        Post Properties, Inc ..............      5,420
    432,804      e Power Financial Corp ..............     11,269
    169,154        Prentiss Properties Trust .........      5,371
    118,242        Presidential Life Corp ............      2,397
     78,401      * Price Legacy Corp .................        302
     29,863      * Prime Group Realty Trust ..........        194
    883,942      * Principal Financial Group .........     27,402
     18,254        Privatebancorp, Inc ...............        550
    123,709      * ProAssurance Corp .................      2,177
  1,052,526        Progressive Corp ..................     60,889
    876,865        Prologis Trust ....................     22,798
    545,287        Promise Co Ltd ....................     27,478
     58,821        Prosperity Bancshares, Inc ........      1,072
    413,176        Protective Life Corp ..............     13,676
     17,346        Provident Bancorp, Inc ............        486
    133,980        Provident Bankshares Corp .........      3,174
    187,684      e Provident Financial Group, Inc ....      5,445
     24,480        Provident Financial plc ...........        258
  1,310,661      * Providian Financial Corp ..........      7,707
  1,756,600      * Prudential Financial, Inc .........     58,600
  2,788,531        Prudential plc ....................     25,503
     56,547        PS Business Parks, Inc ............      1,976
    535,130        Public Storage, Inc ...............     19,853
    729,114      e QBE Insurance Group Ltd ...........      2,718
     20,686      * Quaker City Bancorp, Inc ..........        857


28 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 FINANCIAL SERVICES--(CONTINUED)
     72,604        R & G Financial Corp (Class B) ....    $ 1,721
    465,120        Radian Group, Inc .................     22,721
     31,447        RAIT Investment Trust .............        746
     27,346        Ramco-Gershenson Properties .......        551
  1,370,295      e RAS S.p.A. ........................     18,391
    199,060        Raymond James Financial, Inc ......      5,667
    174,242        Realty Income Corp ................      6,433
     32,782        Reckson Associates Realty Corp ....        816
    154,711        Reckson Associates Realty Corp
                    (Class B) ........................      3,945
     43,462        Redwood Trust, Inc ................      1,369
    121,981        Regency Centers Corp ..............      3,617
  1,232,116        Regions Financial Corp ............     43,309
     91,493        Reinsurance Group Of America, Inc .      2,820
    253,783        Republic Bancorp, Inc .............      3,792
     37,133        Republic Bancorp, Inc (Kentucky)
                    (Class A) ........................        438
     23,302      * Republic Bancshares, Inc ..........        470
     86,236        Resource America, Inc (Class A) ...        909
    145,184        RFS Hotel Investors, Inc ..........      1,966
     71,334        Riggs National Corp ...............      1,064
     35,048        RLI Corp ..........................      1,787
    500,912        Roslyn Bancorp, Inc ...............     10,935
    391,048        Rouse Co ..........................     12,905
 20,266,702        Royal & Sun Alliance Insurance
                     Group plc .......................     74,451
     24,674        Royal Bancshares Of Pennsylvania
                    (Class A) ........................        528
  2,186,472      e Royal Bank Of Canada ..............     75,475
     67,800        Royal Bank Of Canada (New York) ...      2,359
  4,082,963        Royal Bank Of Scotland Group plc ..    115,760
    132,526        S & T Bancorp, Inc ................      3,578
     28,530        S.Y. Bancorp, Inc .................      1,168
  6,238,727        Safeco Corp .......................    192,714
    629,484      * Sampo Oyj (A Shs) .................      4,911
     74,524        Sandy Spring Bancorp, Inc .........      2,396
  1,025,813      e Sanpaolo IMI S.p.A. ...............     10,293
     43,383        Santander Bancorp .................        740
     54,049        Saul Centers, Inc .................      1,400
    112,694      * Saxon Capital, Inc ................      1,834
    244,369        Schroders plc .....................      2,181
      3,900        Scpie Holdings, Inc ...............         24
     18,250        Seacoast Banking Corp Of Florida ..      1,054
    131,348        Seacoast Financial Services Corp ..      3,293
     42,819        Second Bancorp, Inc ...............      1,169
    367,385        SEI Investments Co ................     10,349
    136,443        Selective Insurance Group, Inc ....      3,865
    153,063        Senior Housing Properties Trust ...      2,403
    512,168        Shizuoka Bank Ltd .................      3,111
    228,822        Shohkoh Fund & Co Ltd .............     27,682
    233,969      * Silicon Valley Bancshares .........      6,167
     36,053        Simmons First National Corp
                    (Class A) ........................      1,535
    749,243        Simon Property Group, Inc .........     27,602
  5,502,000        Singapore Exchange Ltd ............      3,612
    136,000        Singapore Land Ltd ................        269
  1,670,848        Sino Land Co Ltd ..................        632
     36,615        Sizeler Property Investors ........        400
    901,080      e Skandia Forsakrings AB ............      4,098
    488,492      e Skandinaviska Enskilda Banken
                    (A Shs) ..........................      5,129
    399,378        Sky Financial Group, Inc ..........      8,447
    139,249        SL Green Realty Corp ..............      4,964
    875,694        Slm Corp ..........................     84,855
    799,649        Slough Estates plc ................      4,419
    374,551        Societe Generale (A Shs) ..........     24,673
  1,188,793        Sompo Japan Insurance, Inc ........      7,280
    313,204      * SoundView Technology Group, Inc ...        532
    221,546        South Financial Group, Inc ........      4,965
  1,889,712        SouthTrust Corp ...................     49,359
    137,775      * Southwest Bancorp Of Texas, Inc ...      4,990
     25,819        Southwest Bancorp, Inc ............        715
  1,410,813        Sovereign Bancorp, Inc ............     21,092
     66,676        Sovran Self Storage, Inc ..........      2,278
     35,761        St. Francis Capital Corp ..........        887
    164,794        St. Joe Co ........................      4,947
  1,084,987        St. Paul Cos, Inc .................     42,228
    156,103        Stancorp Financial Group, Inc .....      8,664
  1,289,962        Starwood Hotels & Resorts
                     Worldwide, Inc ..................     42,427
     62,017        State Auto Financial Corp .........      1,017
     34,718        State Bancorp, Inc ................        609
  1,727,090        State Street Corp .................     77,201
    295,665        Staten Island Bancorp, Inc ........      5,677
     46,059        Sterling Bancorp ..................      1,644
    190,745        Sterling Bancshares, Inc ..........      2,817
     84,887        Sterling Financial Corp
                    (Pennsylvania) ...................      2,119

     57,518      * Sterling Financial Corp (Spokane)        1,144
     88,625      * Stewart Information Services Corp        1,821
  1,172,808        Stilwell Financial, Inc ...........     21,345
    520,947        Stockland Trust Group .............      1,284
    532,918      * Storebrand ASA ....................      3,224
     19,906        Student Loan Corp .................      1,649
     60,443        Suffolk Bancorp ...................      2,206
    836,900        Sumisho Lease Co Ltd ..............     13,336
  6,005,990        Sumitomo Mitsui Banking Corp ......     29,314
  2,727,000        Sumitomo Realty & Development Co Ltd    16,540
  1,150,809        Sumitomo Trust & Banking Co Ltd ...      5,530
     24,792        Summit Bancshares, Inc ............        602
    142,055        Summit Properties, Inc ............      3,317
     31,502      * Sun Bancorp, Inc ..................        438
     23,737        Sun Bancorp, Inc ..................        581
     81,328        Sun Communities, Inc ..............      3,395
  1,750,429        Sun Hung Kai Properties Ltd .......     13,297
  1,757,861      e Sun Life Financial Services Of
                     Canada, Inc .....................     38,049
  1,483,289        Suncorp-Metway Ltd ................     10,251
  1,297,913        Suntrust Banks, Inc ...............     87,895
     34,711        Superior Financial Corp ...........        665
     29,000        Suruga Bank Ltd ...................        137
    206,981        Susquehanna Bancshares, Inc .......      4,701
    358,332        Svenska Handelsbanken AB (A Shs) ..      5,478
    262,583        Svenska Handelsbanken AB (B Shs) ..      3,871
    712,348        Swiss Reinsurance Co (Regd) .......     69,641
     72,560      e SWS Group, Inc ....................      1,424
  1,373,501        Synovus Financial Corp ............     37,799
    142,370      * Syntroleum Corp ...................        410
    558,077        T Rowe Price Group, Inc ...........     18,350
    759,689        Takefuji Corp .....................     52,797
    157,649        Taubman Centers, Inc ..............      2,404
    420,151        TCF Financial Corp ................     20,629
     77,928        Texas Regional Bancshares, Inc
                   (Class A) .........................      3,866
    213,550        Thornburg Mortgage, Inc ...........      4,203
     42,816        Three Rivers Bancorp, Inc .........        763
     19,558        TK Development ....................        247
     37,251        Tompkins Trustco, Inc .............      1,814
     35,449      * Topdanmark As .....................      1,108
    657,901        Torchmark Corp ....................     25,132
    153,826        Tower Ltd .........................        342
     78,069        Town & Country Trust ..............      1,749
    153,156      * Trammell Crow Co ..................      2,213
    111,062        Transatlantic Holdings, Inc .......      8,885
        399      * Transcontinental Realty
                     Investors, Inc ..................          8
  1,208,960      * Travelers Property Casulaty Corp
                    (Class A) ........................     21,399
     38,953      * Triad Guaranty, Inc ...............      1,696
     25,041        Trico Bancshares ..................        663
    244,950        Trizec Properties, Inc ............      4,130


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 29

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
    -----                                                 -------

 FINANCIAL SERVICES--(CONTINUED)
     43,615        Troy Financial Corp ...............  $   1,313
     96,839        Trust Co Of New Jersey ............      2,489
    380,019        Trustco Bank Corp .................      5,005
    239,049        Trustmark Corp ....................      6,108
 20,218,467        U.S. Bancorp ......................    472,101
     99,883        U.S. Restaurant Properties, Inc ...      1,655
     63,050        U.S.B. Holding Co, Inc ............      1,299
    114,000        UBS AG. (Regd) ....................      5,687
  5,704,806        UBS AG. (Regd) (Switzerland) ......    286,908
    101,757        UCBH Holdings, Inc ................      3,868
        400      * U-Cyber Technology Holdings Ltd ...          0
      2,758      e UFJ Holdings, Inc .................      6,673
    209,718      * UICI ..............................      4,236
     91,440        UMB Financial Corp ................      4,286
     95,877        Umpqua Holdings Corp ..............      1,772
     36,337      e Unibail ...........................      2,243
  5,712,741      e Unicredito Italiano S.p.A. ........     25,840
     47,831      * Union Acceptance Corp (Class A) ...        199
     37,233        Union Bankshares Corp .............        984
  2,543,022        Union Planters Corp ...............     82,318
    346,722        UnionBanCal Corp ..................     16,244
    219,315        United Bankshares, Inc ............      6,443
     75,679        United Community Banks, Inc .......      2,242
    159,003        United Community Financial Corp ...      1,488
    554,250        United Dominion Realty Trust, Inc .      8,729
     36,021        United Fire & Casualty Co .........      1,361
     79,174        United National Bancorp ...........      1,821
  1,205,861        United Overseas Bank Ltd (Singapore)     8,668
    298,000        United Overseas Land Ltd ..........        304
    242,407      * United Rentals, Inc ...............      5,284
    409,243      * UnitedGlobalcom, Inc (Class A) ....      1,125
    244,953        Unitrin, Inc ......................      8,762
    154,590      * Universal American Financial Corp .      1,037
     58,922        Universal Health Realty Income Trust     1,556
    105,062        Unizan Financial Corp .............      2,249
  3,899,794        UnumProvident Corp ................     99,250
     59,771        Urstadt Biddle Properties, Inc
                    (Class A) ........................        681
    415,750        Vallehermoso S.A. .................      3,983
    509,393        Valley National Bancorp ...........     14,161
     10,106        Value Line, Inc ...................        416
    184,711        Vesta Insurance Group, Inc ........        791
     56,792      * VIB Corp ..........................        739
     35,022        Virginia Financial Group, Inc .....      1,123
     22,898        Vista Bancorp, Inc ................        618
    461,166        Vornado Realty Trust ..............     21,306
    142,419        W Holding Co, Inc .................      3,446
  7,387,596        Wachovia Corp .....................    282,058
    379,158        Waddell & Reed Financial, Inc
                    (Class A) ........................      8,690
     18,204        Warwick Community Bancorp .........        547
    369,771        Washington Federal, Inc ...........      9,340
  5,459,106        Washington Mutual, Inc ............    202,587
    204,842        Washington Real Estate Investment
                     Trust ...........................      5,920
     59,580        Washington Trust Bancorp, Inc .....      1,411
    188,903        Waypoint Financial Corp ...........      3,693
    158,153      * WCM Beteiligungs & Grundbesitz AG.       1,023
    280,264        Webster Financial Corp ............     10,717
    231,641        Weingarten Realty Investors .......      8,200
 10,043,662        Wells Fargo & Co ..................    502,786
     25,882      * Wellsford Real Properties, Inc ....        536
    109,200        Wesbanco, Inc .....................      2,589
      7,525        Wesco Financial Corp ..............      2,269
     78,390        West Coast Bancorp ................      1,344
    169,169        Westamerica Bancorp ...............      6,692
     59,700        Westcorp ..........................      1,907
     24,504        Westfield Financial, Inc ..........        380
    706,304        Westfield Holdings Ltd ............      5,932
    110,083      * Westfield Trust ...................        206
  4,255,000        Westfield Trust (Units) ...........      8,122
  5,897,540        Westpac Banking Corp ..............     53,769
     48,456      * WFS Financial, Inc ................      1,328
    208,391        Whitney Holding Corp ..............      6,406
     10,031        Willow Grove Bancorp, Inc .........        118
    302,560        Wilmington Trust Corp .............      9,228
          2        Wing Lung Bank Ltd ................          0
    364,000        Wing Tai Holdings Ltd .............        150
     70,137        Winston Hotels, Inc ...............        684
     63,831        Wintrust Financial Corp ...........      2,207
     52,179      * World Acceptance Corp .............        438
     43,082        WSFS Financial Corp ...............      1,114
    830,448      * Wyndham International, Inc (Class A)       963
  1,793,000      b Yamaichi Securities Co Ltd ........         30
     29,554        Yardville National Bancorp ........        589
     40,753        Zenith National Insurance Corp ....      1,298
    478,629        Zions Bancorp .....................     24,936

     66,311        Zurich Financial Services AG. .....     13,389
                                                      -----------
                   TOTAL FINANCIAL SERVICES .......... 18,898,267
                                                      -----------
 HEALTH CARE--13.83%
     32,762      * 3 Dimensional Pharmaceuticals, Inc         146
     52,578      * aaiPharma, Inc ....................      1,182
 12,601,633        Abbott Laboratories ...............    474,451
    416,075      * Abgenix, Inc ......................      4,078
     89,950     e* Abiomed, Inc ......................        763
    159,995      * Accredo Health, Inc ...............      7,382
     16,300      * Aclara BioSciences, Inc ...........         28
    163,267      * Adolor Corp .......................      1,838
     41,598        Advanced Neuromodulation Systems,
                     Inc .............................      1,269
    365,573      * Advanced Tissue Sciences, Inc .....        526
    482,260      * AdvancePCS ........................     11,545
     12,815      * Advisory Board Co/The .............        464
  5,459,148        Aetna, Inc ........................    261,875
    209,238      * Affymetrix, Inc ...................      5,020
     98,691     e* Aksys Ltd .........................        681
     70,707      * Alaris Medical, Inc ...............        471
    109,659      * Albany Molecular Research, Inc ....      2,318
  1,260,600      * Alcon, Inc ........................     43,176
    200,545      * Alderwoods Group, Inc .............      1,536
     83,757      * Alexion Pharmaceuticals, Inc ......      1,269
    164,090     e* Align Technology, Inc .............        663
    337,051      * Alkermes, Inc .....................      5,396
    683,396        Allergan, Inc .....................     45,617
     41,547      * Alliance Imaging, Inc .............        561
    112,541      * Allos Therapeutics, Inc ...........      1,017
    164,098      * Allscripts Healthcare Solutions, Inc       614
     22,900      * Alpha-Beta Technology, Inc ........          0
    201,801        Alpharma, Inc (Class A) ...........      3,427
    105,049        Altana AG. ........................      5,291
     61,994      * American Healthways, Inc ..........      1,103
    151,689      * American Medical Systems
                     Holdings, Inc ...................      3,043
     17,146      * American Pharmaceutical
                     Partners, Inc ...................        212
      6,005      * AMERIGROUP Corp ...................        164
    145,924      * Ameripath, Inc ....................      3,502
    684,795        AmerisourceBergen Corp ............     52,044
    932,957        Amersham plc ......................      8,248
 10,614,070        Amgen, Inc ........................    444,517
      5,114      * AMN Healthcare Services, Inc ......        179
    105,182      * Amsurg Corp .......................      2,762
    344,220      * Amylin Pharmaceuticals, Inc .......      3,766
    313,801      * Andrx Corp ........................      8,463
  1,776,455      * Anthem, Inc .......................    119,875


30 College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ----------

 HEALTH CARE--(CONTINUED)
     82,154     e* Antigenics, Inc ...................      $ 809
     80,200      * Aphton Corp .......................        602
    565,587      * Apogent Technologies, Inc .........     11,634
  1,538,618        Applera Corp (Applied Biosystems
                     Group) ..........................     29,988
    373,749      * Applera Corp (Celera Genomics
                     Group) ..........................       4,485
     88,229      * Applied Molecular Evolution .......        510
    220,502      * Apria Healthcare Group, Inc .......      4,939
     95,046      * Arena Pharmaceuticals, Inc ........        798
    136,058      * Ariad Pharmaceuticals, Inc ........        566
    105,855      * Arqule, Inc .......................        715
     81,646      * Array Biopharma, Inc ..............        787
     59,744        Arrow International, Inc ..........      2,333
    102,857      * Arthrocare Corp ...................      1,323
     56,464      * Aspect Medical Systems, Inc .......        203
  1,367,499        AstraZeneca plc ...................     56,840
  2,482,631        AstraZeneca plc (United Kingdom) ..    102,781
    123,474      * Atherogenics, Inc .................        885
    103,765      * Atrix Laboratories, Inc ...........      2,309
    114,928      * ATS Medical, Inc ..................         63
     82,892      * AVANIR Pharmaceuticals (Class A) ..        108
     91,710      * Avant Immunotherapeutics, Inc .....        103
  1,794,193        Aventis S.A. ......................    127,137
     54,379     e* AVI Biopharma, Inc ................        160
    108,344      * Avigen, Inc .......................      1,020
    333,000        Banyu Pharmaceutical Co Ltd .......      4,295
    255,190        Bard (C.R.), Inc ..................     14,439
    137,618      * Barr Laboratories, Inc ............      8,743
    301,272        Bausch & Lomb, Inc ................     10,198
  3,599,196        Baxter International, Inc .........    159,984
     97,100      * Baxter International, Inc
                    (Contingent Value Rts) ...........          2
 17,199,208     f* BB Bioventures L.P. ...............     28,126
    295,215        Beckman Coulter, Inc ..............     14,731
  1,864,522        Becton Dickinson & Co .............     64,233
     60,429      * Benthley Pharmaceuticals, Inc .....        701
    522,654      * Beverly Enterprises, Inc ..........      3,977
    791,984      * Biogen, Inc .......................     32,812
    139,550      * BioMarin Pharmaceutical, Inc ......        728
  1,836,287        Biomet, Inc .......................     49,800
     85,005     e* Biopure Corp ......................        650
     90,949      * Bio-Rad Laboratories, Inc (Class A)      4,139
     17,022      * Bioreliance Corp ..................        422
     64,124      * Biosite, Inc ......................      1,805
     16,802      * BioSphere Medical, Inc ............         65
    304,404      * Bio-Technology General Corp .......      1,829
    414,868      * Biovail Corp ......................     12,182
     46,006      * Bone Care International, Inc ......        241
  1,673,198      * Boston Scientific Corp ............     49,058
     40,768      * Bradley Pharmaceuticals, Inc ......        542
 10,178,377        Bristol-Myers Squibb Co ...........    261,584
     94,709     e* Britesmile, Inc ...................        224
     85,158      * Bruker Daltonics, Inc .............        336
    112,018      * Caliper Technologies Corp .........        935
     32,564      * Cantel Medical Corp ...............        599
    277,145      * Cardiac Science, Inc ..............      1,095
  4,629,696        Cardinal Health, Inc ..............    284,310
    156,961      * Cardiodynamics International Corp .        584
  1,239,814      * Caremark Rx, Inc ..................     20,457
    402,260      * Celgene Corp ......................      6,155
    184,580      * Cell Genesys, Inc .................      2,490
    128,428     e* Cell Pathways, Inc ................        193
    192,049      * Cell Therapeutics, Inc ............      1,048
    468,680      * Celltech Group plc ................      3,715
     14,015      * Centene Corp ......................        434
    267,265      * Cephalon, Inc .....................     12,080

    110,483      * Cepheid, Inc ......................        616
    138,827      * Cerner Corp .......................      6,640
     60,394     e* Cerus Corp ........................      2,046
    228,118      * Charles River Laboratories
                     International, Inc ..............      7,996
     26,963      * Chattem, Inc ......................        849
    478,146      * Chiron Corp .......................     16,902
     60,590      * Cholestech Corp ...................        639
    378,000      e Chugai Pharmaceutical Co Ltd ......      4,522
    738,542        Cigna Corp ........................     71,949
     77,135      * Cima Labs, Inc ....................      1,860
     84,029      * Ciphergen Biosystems, Inc .........        297
     28,773      * Closure Medical Corp ..............        403
     44,465      * Cobalt Corp .......................      1,014
     52,533        Cochlear Ltd ......................      1,004
    153,420      * Coherent, Inc .....................      4,532
     38,938      * Collateral Therapeutics, Inc ......        460
     23,192        Coloplast A/S (B Shs) .............      1,881
    131,049      * Columbia Laboratories, Inc ........        786
    235,200      * Community Health Systems, Inc .....      6,303
        700      * Computer Programs & Systems, Inc ..         15
     23,400     e* Computerized Thermal Imaging, Inc .         15
     67,123      * Conceptus, Inc ....................      1,107
    132,921      * Conmed Corp .......................      2,968
    154,278      * Connetics Corp ....................      1,993
     74,596        Cooper Cos, Inc ...................      3,513
    225,122      * Corixa Corp .......................      1,542
     32,403      * Corvel Corp .......................      1,085
    319,634      * Covance, Inc ......................      5,993
    310,080      * Coventry Health Care, Inc .........      8,812
          8     b* CPX Corp ..........................          1
     84,658      * Cross County, Inc .................      3,200
     79,763      * Cryolife, Inc .....................      1,281
    237,897        CSL Ltd ...........................      4,298
    145,776      * Cubist Pharmaceuticals, Inc .......      1,372
    228,742      * CuraGen Corp ......................      1,260
     52,715      * Curative Health Services, Inc .....        885
    171,895      * Curis, Inc ........................        210
    124,566      * CV Therapeutics, Inc ..............      2,319
    104,754      * Cyberonics, Inc ...................      1,374
     13,900      * Cygnus, Inc .......................         28
     95,857      * Cytogen Corp ......................        103
    660,723      * Cytyc Corp ........................      5,035
     66,298        D&K Healthcare Resources, Inc .....      2,338
    490,850        Daiichi Pharmaceutical Co Ltd .....      8,969
     63,079        Datascope Corp ....................      1,744
    432,734      * DaVita, Inc .......................     10,299
    176,755     e* Decode Genetics, Inc ..............        827
    100,011      * Deltagen, Inc .....................        245
     79,685      * Dendreon Corp .....................        168
    159,938      * Dendrite International, Inc .......      1,547
    367,998        Dentsply International, Inc .......     13,583
    117,016        Diagnostic Products Corp ..........      4,330
     50,710      * Dianon Systems, Inc ...............      2,709
     65,279      * Digene Corp .......................        768
     84,119      * Discovery Partners
                     International, Inc ..............        552
    128,906      * Diversa Corp ......................      1,283
     35,804      * DJ Orthopedics, Inc ...............        294
    180,000        Dr. Reddy's Laboratories Ltd ......      3,476
    105,919      * Durect Corp .......................        847
     74,186      * Dusa Pharmaceuticals, Inc .........        215
     63,433      * DVI, Inc ..........................      1,224
     22,691      * Dyax Corp .........................         88
     20,369     e* Dynacq International, Inc .........        287
    239,796      * Eclipsys Corp .....................      1,573


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 31

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 HEALTH CARE--(CONTINUED)
      6,600     e* Eden Bioscience Corp ..............  $      13
    325,570      * Edwards Lifesciences Corp .........      7,553
    350,183        Eisai Co Ltd ......................      8,999
    100,758      * Elan Corp plc .....................        582
    397,347      * Elan Corp plc (Spon ADR) ..........      2,173
     24,611      * Embrex, Inc .......................        515
     63,069      * Emisphere Technologies, Inc .......        259
    100,761      * Endo Pharmaceuticals Holdings, Inc         705
     52,753      * Endocardial Solutions, Inc ........        400
     86,357     e* Endocare, Inc .....................      1,141
     42,596     e* Entremed, Inc .....................        131
    124,022      * Enzo Biochem, Inc .................      1,777
    229,512      * Enzon, Inc ........................      5,648
      4,415      * Eon Labs, Inc .....................         79
     62,028      * EPIX Medical, Inc .................        654
     28,334      * eResearch Technology, Inc .........        717
    110,814      * Esperion Therapeutics, Inc ........        602
     59,437     e* Exact Sciences Corp ...............        949
    208,250      * Exelixis, Inc .....................      1,568
    417,104      * Express Scripts, Inc (Class A) ....     20,901
         27        FAES FARMA S.A. ...................          0
    478,035      * First Health Group Corp ...........     13,404
    112,908      * First Horizon Pharmaceutical ......      2,336
    287,172        Fisher Scientific International, Inc     8,041
    939,410      * Forest Laboratories, Inc ..........     66,510
     22,749        Fresenius Medical Care AG. ........      1,016
    246,951        Fujisawa Pharmaceutical Co Ltd ....      5,913
    184,815        Gambro AB (A Shs) .................      1,217
     97,882        Gambro AB (B Shs) .................        644
     66,707      e Gehe AG. ..........................      2,833
     96,878     e* Genaissance Pharmaceuticals .......        128
    144,530      * Gene Logic, Inc ...................      2,023
     51,802      * Genelabs Technologies .............        104
     51,300      * Genencor International, Inc .......        502
  1,154,055      * Genentech, Inc ....................     38,661
    142,267      * Genesis Health Ventures, Inc ......      2,858
  1,400,000     f* Genesoft Series C Financing .......      7,000
    500,000     f* Genesoft Series D Financing .......      2,000
     34,806     e* Genome Therapeutics Corp ..........         80
     62,044      * Genstar Therapeutics Corp .........         22
    195,138     e* Genta, Inc ........................      1,618
    190,193      * Genzyme Corp (Biosurgery Division)         862
  1,073,385      * Genzyme Corp (General Division) ...     20,652
     21,315      * Genzyme Corp (Molecular
                     Oncology Division) ..............         54
    110,785     e* Geron Corp ........................        507
  1,132,042      * Gilead Sciences, Inc ..............     37,222
 16,726,072        GlaxoSmithKline plc ...............    361,527
        500     b* Gliatech, Inc .....................          0
  2,060,175      * Guidant Corp ......................     62,279
    111,404      * Guilford Pharmaceuticals, Inc .....        840
    806,023      e H. Lundbeck A/S ...................     21,324
    107,453      * Haemonetics Corp ..................      3,138
     98,980      * Hanger Orthopedic Group, Inc ......      1,504
     60,248      * Harvard Bioscience, Inc ...........        337
  2,759,226        HCA, Inc ..........................    131,063
  3,083,657      * Health Management Associates, Inc
                    (Class A) ........................     62,136
    512,216      * Health Net, Inc ...................     13,712
     46,721        Healthcare Services Group .........        722
     67,399      * HealthExtras, Inc .................        342
  2,145,156      * Healthsouth Corp ..................     27,437
     39,166      * Healthtronics Surgical Services, Inc       685
      5,900      * Hemispherx Biopharma, Inc .........         15
    193,132      * Henry Schein, Inc .................      8,594
    244,506        Hillenbrand Industries, Inc .......     13,729
    100,355      * Hologic, Inc ......................      1,452
  1,111,720      * Human Genome Sciences, Inc ........     14,897
    862,716      * Humana, Inc .......................     13,484
     56,050     e* Hyseq, Inc ........................        127
    434,663        ICN Pharmaceuticals, Inc ..........     10,523
    259,724      * Icos Corp .........................      4,405
     49,674      * ICU Medical, Inc ..................      1,535
    911,774      * IDEC Pharmaceuticals Corp .........     32,322
    182,580      * Idexx Laboratories, Inc ...........      4,709
     86,748      * IDX Systems Corp ..................      1,129
     74,552     e* Igen International, Inc ...........      2,348
    167,938      * Ilex Oncology, Inc ................      2,366
     98,022      * Illumina, Inc .....................        659
    186,372      * I-many, Inc .......................        512
    283,924     e* ImClone Systems, Inc ..............      2,469
     31,892      * Immucor, Inc ......................        749
    163,807     e* Immune Response Corp ..............         57
  2,088,049      * Immunex Corp ......................     46,647
    207,438      * Immunogen, Inc ....................        558
    201,281        Immunomedics, Inc .................      1,049
     91,405     e* Impath, Inc .......................      1,641
    109,880      * Impax Laboratories, Inc ...........        823
  1,567,046        IMS Health, Inc ...................     28,128

     79,032      * Inamed Corp .......................      2,112
    354,457      * Incyte Genomics, Inc ..............      2,577
    197,925      * Indevus Pharmaceuticals, Inc ......        230
    244,294      * Inhale Therapeutic Systems, Inc ...      2,426
    179,039      * Inkine Pharmaceutical Co, Inc .....        152
    178,319      * Insmed, Inc .......................        250
     31,034      * Inspire Pharmaceuticals, Inc ......        119
     31,216        Instrumentarium Oyj ...............        788
     62,353      * Integra LifeSciences Holding ......      1,356
    141,885      * Integrated Silicon Solution, Inc ..      1,266
    168,463     e* InterMune, Inc ....................      3,555
     30,000     f* International Hydron Liquidating
                     Trust ...........................          1
     84,532      * Interpore International ...........        817
    155,419      * Intuitive Surgical, Inc ...........      1,316
    113,184        Invacare Corp .....................      4,188
     34,123      * Inverness Medical Innovations, Inc         689
    279,930      * Invitrogen Corp ...................      8,961
    217,352      * Isis Pharmaceuticals, Inc .........      2,067
      7,200      * I-Stat Corp .......................         26
    821,303      * IVAX Corp .........................      8,870
 18,990,356        Johnson & Johnson .................    992,436
     51,529      * Kendle International, Inc .........        701
     37,197      * Kensey Nash Corp ..................        603
     69,441     e* Keryx Biopharmaceuticals, Inc .....        158
     56,076      * Kindred Healthcare, Inc ...........      2,494
  3,666,497      * King Pharmaceuticals, Inc .........     81,580
    178,000        Kobayashi Pharmaceutical Co Ltd ...      7,203
     26,253      * KOS Pharmaceuticals, Inc ..........        534
     76,876      * Kosan Biosciences, Inc ............        670
    102,596      * KV Pharmaceutical Co (Class A) ....      2,770
     22,155      * KV Pharmaceutical Co (Class B) ....        582
     63,000        Kyowa Hakko Kogyo Co Ltd ..........        342
      2,516      * Kyphon, Inc .......................         37
    181,564      * La Jolla Pharmaceutical Co ........      1,135
     27,471      * LabOne, Inc .......................        714
    653,249      * Laboratory Corp Of America Holdings     29,821
     42,757        Landauer, Inc .....................      1,660
        789      * Lannett Co, Inc ...................          8
     67,013      * Large Scale Biology Corp ..........        146
    173,602      * Lexicon Genetics, Inc .............        849
     49,843      * Lifecore Biomedical, Inc ..........        565
    209,543      * LifePoint Hospitals, Inc ..........      7,609


32 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 HEALTH CARE--(CONTINUED)
    244,640      * Ligand Pharmaceuticals, Inc
                    (Class B) ........................ $    3,547
  6,472,226        Lilly (Eli) & Co ..................    365,034
    495,960      * Lincare Holdings, Inc .............     16,020
     85,765     e* Luminex Corp ......................        644
    115,018     e* Macrochem Corp ....................        201
    125,155      * Magellan Health Services, Inc .....        125
    558,701      * Manor Care, Inc ...................     12,850
  1,290,234     a* Martek Biosciences Corp ...........     26,992
     30,825      * Matria Healthcare, Inc ............        253
     24,955     e* Maxim Pharmaceuticals, Inc ........         81
     64,666      * Maximus, Inc ......................      2,050
    156,525      * Maxygen, Inc ......................      1,875
  1,630,823        McKesson Corp .....................     53,328
    329,593        MDS, Inc ..........................      5,244
    388,739      * Medarex, Inc ......................      2,884
     31,988      * Medcath Corp ......................        547
     40,684     e* Med-Design Corp ...................        526
      2,900      * Medical Staffing Network
                     Holdings, Inc ...................         71
    110,965      * Medicines Co ......................      1,368
    168,859      * Medicis Pharmaceutical Corp
                    (Class A) ........................      7,220
  1,594,175      * Medimmune, Inc ....................     42,086
     57,299      * MedQuist, Inc .....................      1,526
     19,581      * MedSource Technologies, Inc .......        240
  9,686,000        Medtronic, Inc ....................    415,045
    113,248        Mentor Corp .......................      4,157
 12,265,432        Merck & Co, Inc ...................    621,121
    150,382        Merck Kgaa ........................      4,047
     17,415      * Meridian Medical Technologies, Inc         629
     59,777      * Merit Medical Systems, Inc ........      1,233
    124,666      * MGI Pharma, Inc ...................        880
    257,428      * Mid Atlantic Medical Services, Inc       8,070
  1,497,225      * Millennium Pharmaceuticals, Inc ...     18,191
    263,749      * Millipore Corp ....................      8,435
    117,488      * MIM Corp ..........................      1,420
     76,862     e* Miravant Medical Technologies .....         41
     80,320      * Molecular Devices Corp ............      1,430
 15,479,920     f* MPM Bioventures II-QP, LP .........     13,389
     52,357      * Mright Medical Group, Inc .........      1,056
    209,102      * Mykrolis Corp .....................      2,469
    729,396        Mylan Laboratories, Inc ...........     22,867
    126,086      * Myriad Genetics, Inc ..............      2,565
    194,048      * Nabi Biopharmaceuticals ...........      1,042
     25,667      * Nanogen, Inc ......................         90
    131,662     e* Napro Biotherapeutics, Inc ........        864
     39,225      * Nastech Pharmaceutical Co .........        644
     44,776      * National Healthcare Corp ..........        951
     37,580      * Neoforma, Inc .....................        488
     62,157     e* Neopharm, Inc .....................        781
     61,871      * Neose Technologies, Inc ...........        674
     50,000     f* Netgenics, Inc Stock Options
                     03/20/08 ........................         0
    141,465      * Neurocrine Biosciences, Inc .......      4,053
     68,738      * Neurogen Corp .....................        804
    157,400     b* Neuromedical Systems, Inc .........          0
         75        Nichii Gakkan Co ..................          5
    138,944      * Nobel Biocare Holding AG. .........      9,616
      7,454      * North American Scientific .........         76
  7,091,682        Novartis AG. (Regd) ...............    311,866
     32,606      * Novavax, Inc ......................        139
    119,452      * Noven Pharmaceuticals, Inc ........      3,046
  1,359,264        Novo Nordisk A/S (B Shs) ..........     44,996
     45,987      * Novoste Corp ......................        212
    150,233      * NPS Pharmaceuticals, Inc ..........      2,302
     91,633      * Ocular Sciences, Inc ..............      2,428
     37,022      * Odyssey Healthcare, Inc ...........      1,342
     82,463      * Omega Healthcare Investors, Inc ...        625
    469,060        Omnicare, Inc .....................     12,318
     60,998      * Omnicell, Inc .....................        426
    121,726      * On Assignment, Inc ................      2,167
    229,000        Ono Pharmaceutical Co Ltd .........      8,177
    115,880      * Onyx Pharmaceuticals, Inc .........        669
     64,661      * Option Care, Inc ..................        888
    131,580      * OraSure Technologies, Inc .........        855
     65,695      * Orchid BioSciences, Inc ...........         87
    165,429     e* Organogenesis, Inc ................         33
    211,369      * Orthodontic Centers Of America, Inc      4,872
    158,839      * Orthologic Corp ...................        878
    201,641      * OSI Pharmaceuticals, Inc ..........      4,843
    180,383        Owens & Minor, Inc ................      3,564
    460,972      * Oxford Health Plans, Inc ..........     21,417
    182,506     e* Pacificare Health Systems, Inc ....      4,964
     84,772      * Pain Therapeutics, Inc ............        709
    589,186        Pall Corp .........................     12,226
         56      * Paracelsus Healthcare Corp ........          0
     91,305      * Paradigm Genetics, Inc ............        127
    132,015      * Parexel International Corp ........      1,836

    262,793      * Patterson Dental Co ...............     13,226
     43,235      * PDI, Inc ..........................        670
    128,978      * Pediatrix Medical Group, Inc ......      3,224
    164,053      * Per-Se Technologies, Inc ..........      1,509
      1,307      * Per-Se Technologies, Inc Wts
                     07/08/03 ........................          0
    544,017     e* Peregrine Pharmaceuticals, Inc ....        636
 44,158,483        Pfizer, Inc .......................  1,545,547
    219,882      * Pharmaceutical Product
                     Development, Inc ................      5,792
    100,108      * Pharmaceutical Resources, Inc .....      2,781
 11,735,083        Pharmacia Corp ....................    439,479
    113,114      * Pharmacopeia, Inc .................        964
     30,404     e* Pharmacyclics, Inc ................        135
     19,500     e* Pharmos Corp ......................         18
     23,900     b* PHP Healthcare Corp ...............          0
      5,794     b* Physicians Resource Group, Inc ....          0
     63,940     e* PolyMedica Corp ...................      1,633
     92,563      * Possis Medical, Inc ...............      1,143
    107,558      * Pozen, Inc ........................        557
     52,468      * Practiceworks, Inc ................        968
    295,241      * Praecis Pharmaceuticals, Inc ......      1,027
     64,817      * Prime Medical Services, Inc .......        753
    105,130      * Priority Healthcare Corp (Class A)       2,471
      9,085      * Priority Healthcare Corp (Class B)         213
     74,900      * ProcureNet, Inc ...................         11
     42,062      * Progenics Pharmaceuticals .........        517
    474,135      * Protein Design Labs, Inc ..........      5,149
    251,076      * Province Healthcare Co ............      5,614
     19,521      * Proxymed, Inc .....................        403
    387,803      * PSS World Medical, Inc ............      3,141
     48,500     e* Qiagen NV .........................        576
    177,908      * QLT, Inc ..........................      2,293
     32,900      * QMed, Inc .........................        275
    140,262      * Quadramed Corp ....................        980
    410,642      * Quest Diagnostics, Inc ............     35,336
    127,836      * Quidel Corp .......................        881
    626,740      * Quintiles Transnational Corp ......      7,828
    101,968      * Quovadx, Inc ......................        640
     96,733      * Radiologix, Inc ...................      1,475
     17,109      * Regeneration Technologies .........        103
    148,322     e* Regeneron Pharmaceuticals, Inc ....      2,152
     84,394      * RehabCare Group, Inc ..............      2,028
    262,810      * Renal Care Group, Inc .............      8,187
     75,987      * Res-Care, Inc .....................        503
    166,040     e* Resmed, Inc .......................      4,882


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 33

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
    -----                                                 -------

 HEALTH CARE--(CONTINUED)
    170,780      * Respironics, Inc .................   $   5,815
      3,600      * Ribapharm, Inc ...................          33
     33,628     e* Ribozyme Pharmaceuticals, Inc ....          46
    175,058      * Rigel Pharmaceuticals, Inc .......         639
     49,391      * Rita Medical Systems, Inc ........         500
      1,300        Roche Holding AG. (Br) ...........         148
  2,667,339        Roche Holding AG. (Genusscheine) .     201,623
     89,394      * Salix Pharmaceuticals Ltd ........       1,364
     51,258      * Sangamo Biosciences, Inc .........         301
    139,680      * Sangstat Medical Corp ............       3,210
  1,245,026        Sankyo Co Ltd ....................      16,931
  1,497,472        Sanofi-Synthelabo S.A. ...........      91,100
    958,954        Schering AG. .....................      59,996
 13,647,055        Schering-Plough Corp .............     335,718
     50,000        Schwarz Pharma AG. ...............       1,607
    243,591      * Scios, Inc .......................       7,456
     89,323      * Seattle Genetics, Inc ............         465
     53,708      * Select Medical Corp ..............         841
    387,746      * Sepracor, Inc ....................       3,703
    147,384      * Sequenom, Inc ....................         520
     98,883      * Serologicals Corp ................       1,809
    156,893      e Serono S.A. (B Shs) ..............     103,415
    749,868        Serono S.A. ADR ..................      12,223
  1,671,779      * Service Corp International .......       8,075
  1,305,199        Shionogi & Co Ltd ................      16,650
    396,334        SICOR, Inc .......................       7,348
    125,292      * Sierra Health Services, Inc ......       2,800
  2,970,424     f* Skyline Venture Partners
                     Qualified II ...................       2,559
    160,000      * Skyline Venture Partners
                     Qualified III .................          160
  1,476,463        Smith & Nephew plc ..............        8,192
    120,621      * Sola International, Inc .........        1,387
    196,543        Sonic Healthcare Ltd ............          568
     54,011      * Sonic Innovations, Inc ..........          382
     72,441      * SonoSite, Inc ...................        1,045
     42,959      * Spacelabs Medical, Inc ..........          610
     22,910      * Specialty Laboratories, Inc .....          192
      9,889      * SRI/Surgical Express, Inc .......          123
    503,046        SSL International plc ...........        2,734
    560,910        St. Jude Medical, Inc ...........       41,423
    170,833      * Stericycle, Inc .................        6,049
    360,258      * Steris Corp .....................        6,885
    529,514      * Stewart Enterprises, Inc (Class A)       3,373
    730,078        Stryker Corp ....................       39,066
     19,330      * Sulzer Medica AG. (Regd) ........        3,224
     94,013     e* Sunrise Assisted Living, Inc ....        2,520
    112,169      * Supergen, Inc ...................          814
     70,773      * SurModics, Inc ..................        1,839
     20,200        Suzuken Co Ltd ..................          473
    204,035      * Sybron Dental Specialties, Inc ..        3,775
    106,526      * Syncor International Corp .......        3,356
     19,576        Synthes-Stratec, Inc ............       11,970
    532,254        Taisho Pharmaceutical Co Ltd ....        8,198
  2,343,094        Takeda Chemical Industries Ltd ..      102,826
    126,547      * Tanox, Inc ......................        1,371
    181,262      * Targeted Genetics Corp ..........          196
    222,992      * Techne Corp .....................        6,293
    134,646      * Telik, Inc ......................        1,683
  2,408,402        Tenet Healthcare Corp ...........      172,321
    254,544        Terumo Corp .....................        3,402
     60,473        Teva Pharmaceuticals
                     Industries Ltd (Spon ADR) .....        4,038
    238,913      * Texas Biotechnology Corp ........          932
    152,005      * Theragenics Corp ................        1,281
     23,546      * Therasense, Inc .................          435
     37,905      * Third Wave Technologies, Inc ....           85
    255,186      * Thoratec Corp ...................        2,294
    101,806      * Titan Pharmaceuticals, Inc ......          341
     60,368      * Transgenomic, Inc ...............          152
    163,091      * Transkaryotic Therapies, Inc ....        5,880
    394,612      * Triad Hospitals, Inc ............       16,724
    239,356      * Triangle Pharmaceuticals, Inc ...          649
    194,929      * Trigon Healthcare, Inc ..........       19,606
    104,205      * Trimeris, Inc ...................        4,626
    125,124      * TriPath Imaging, Inc ............          547
    120,208      * Tularik, Inc ....................        1,102
      6,303      * Twinlab Corp ....................            3
    513,207      * U.S. Oncology, Inc ..............        4,275
     29,343      * U.S. Physical Therapy, Inc ......          596
     91,294        UCB S.A. ........................        3,350
     29,279      * Umilab Corp .....................          802
     78,267      * United Surgical Partners
                     International, Inc ............        2,425
     83,352     e* United Therapeutics Corp ........        1,030
  2,983,166        UnitedHealth Group, Inc .........      273,109
    592,315        Universal Health Services, Inc
                    (Class B) ......................       29,024
     59,581      * Urologix, Inc ...................          762

     30,934      * V.I. Technologies, Inc ..........          113
     13,000     e* Valentis, Inc ...................           17
    361,982        Varian Medical Systems, Inc .....       14,678
    165,935      * Varian, Inc .....................        5,468
     57,875      * Vasomedical, Inc ................          153
      2,600     e* Vaxgen, Inc .....................           15
     90,405      * VCA Antech, Inc .................        1,407
     65,814      * Ventana Medical Systems, Inc ....        1,445
    318,766        Ventas, Inc .....................        4,064
     83,462      * Ventiv Health, Inc ..............          235
    110,014      * Versicor, Inc ...................        1,480
    369,260      * Vertex Pharmaceuticals, Inc .....        6,012
    145,236      * Viasys Healthcare, Inc ..........        2,534
    111,655      * Vical, Inc ......................          590
    137,649      * Vion Pharmaceuticals, Inc .......           54
     92,631     e* Viropharma, Inc .................          133
    263,788      * Visx, Inc .......................        2,875
     28,196        Vital Signs, Inc ................        1,019
    179,052      * VitalWorks, Inc .................        1,468
    162,326      * Vivus, Inc ......................        1,099
    680,948      * Waters Corp .....................       18,181
    567,063      * Watson Pharmaceuticals, Inc .....       14,330
    102,142      * Watson Wyatt & Co Holdings ......        2,474
  1,279,576      * WebMD Corp ......................        7,204
    791,425      * Wellpoint Health Networks, Inc ..       61,581
     76,938      * Women First Healthcare, Inc .....          600
  8,733,017        Wyeth ...........................      447,131
     80,854        X-Rite, Inc .....................          695
    457,999        Yamanouchi Pharmaceutical Co Ltd        11,884
     21,408      * Young Innovations, Inc ..........          465
  1,068,355      * Zimmer Holdings, Inc ............       38,098
     46,317      * Zoll Medical Corp ...............        1,507
     32,629      * Zymogenetics, Inc ...............          288
                                                       ----------
                   TOTAL HEALTH CARE ..............    12,098,211
                                                       ----------
 OTHER--2.48%
     44,788      * 4Kids Entertainment, Inc ........          927
    199,972        ABM Industries, Inc .............        3,472
    107,594      * Acacia Research Corp ............          764
     40,944     e* Actrade Financial Technologies Ltd         427
    223,348        Acuity Brands, Inc ..............        4,065
    664,089        Adecco S.A. (Regd) ..............       39,445
    117,708     e* Administaff, Inc ................        1,177
     98,892        Advo, Inc .......................        3,765
    500,000        Aegis Group plc .................          684
    218,754        Alexander & Baldwin, Inc ........        5,585


34 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 OTHER--(CONTINUED)
    302,435        Amadeus Global Travel
                     Distribution S.A. (A Shs) .....    $   1,935
     24,263      * Ambassadors Group, Inc ..........          348
     12,282        Ambassadors International, Inc ..          124
     32,923        Amer Group plc ..................        1,073
     27,853        Amey plc ........................           76
    102,555      * Ansell Ltd ......................          362
    434,558      e Assa ABloy AB (B Shs) ...........        6,123
    551,514        Auckland International Airport Ltd       1,192
  2,789,861        BAA plc .........................       25,473
    133,838        Banta Corp ......................        4,805
  7,513,087   a,f* Baring Vostok L.P. ..............        7,513
     77,879      * Bell Microproducts, Inc .........          627
      4,325        Bellsystem 24, Inc ..............        1,514
    235,832        Benesse Corp ....................        4,309
     96,937        Brady Corp (Class A) ............        3,393
    168,573      e Brascan Corp (Class A) ..........        3,878
     60,764      * Bright Horizons Family
                     Solutions, Inc ................        2,012
  1,150,500        Capita Group plc ................        5,472
    235,343      * Career Education Corp ...........       10,590
     63,135      * CDI Corp ........................        2,055
 16,262,831        Cendant Corp ....................      258,254
     95,629        Central Parking Corp ............        2,185
    412,224      * Century Business Services, Inc ..        1,343
  1,131,036      * CGI Group, Inc (Class A) ........        5,094
      4,542      * CGI Group, Inc (Class A) (U.S.)            21
     34,012      * Charles River Associates, Inc ...          682
  2,036,652        Chubb plc .......................        4,890
    751,582        Cintas Corp .....................       37,151
    198,115      * Corinthian Colleges, Inc ........        6,714
     64,761      * Cornell Cos, Inc ................          767
    193,830      * Corporate Executive Board Co ....        6,639
     65,863      * CoStar Group, Inc ...............        1,352
     18,064        Courier Corp ....................          722
    432,442        Crane Co ........................       10,975
     38,593        Curtiss-Wright Corp .............        3,087
     89,311      * Daisytek International Corp .....        1,515
    123,603        DCC plc .........................        1,410
    291,961        De La Rue plc ...................        2,245
  1,061,550      e Deutsche Post AG. (Regd) ........       13,472
    327,843      * DeVry, Inc ......................        7,488
  1,250,436        Dover Corp ......................       43,765
    441,101      * Dun & Bradstreet Corp ...........       14,578
    127,856      * Edison Schools, Inc .............          121
    124,653      * Education Management Corp .......        5,077
    676,165        Electrocomponents plc ...........        3,788
     52,718        Ennis Business Forms, Inc .......          688
     57,842        Esco Technologies, Inc ..........        2,024
    365,898      * Exult, Inc ......................        2,378
     64,000        Fairchild Corp (Class A) ........          202
     29,190      * Fidelity National Information
                     Solutions, Inc ................          701
     93,936      * First Consulting Group, Inc .....          808
    206,370        First Industrial Realty Trust, Inc       6,779
  1,598,400        First NIS Regional Fund .........        8,791
      5,155        Flughafen Wien AG. ..............          177
     67,298      * Forrester Research, Inc .........        1,306
    936,162        Fortune Brands, Inc .............       52,425
     25,800      e Fuji Soft ABC, Inc ..............        1,040
     29,405      * General Binding Corp ............          492
    105,754        Gentiva Health Services, Inc ....          951
    184,554      * Getty Images, Inc ...............        4,018
     49,228        Group 4 Falck A/S ...............        1,702
      1,925      * Groupe Bruxelles Lambert S.A.
                    (Strp VVPR) ....................            0
    353,257      * Gtech Holdings Corp .............        9,022
  1,179,561        H & R Block, Inc ................       54,437
    282,049        Hagemeyer NV ....................        3,900
     50,071      * Hall Kinion & Associates, Inc ...          376
    158,978        Harland (John H.) Co ............        4,483
    113,000        Haw Par Corp Ltd ................          284
    764,335        Hays plc ........................        1,794
     99,222      * Heidrick & Struggles
                     International, Inc ............        1,981
    336,225        HON Industries, Inc .............        9,152
  4,310,754        Honeywell International, Inc ....      151,868
     51,512      * Hotels.Com (Class A) ............        2,175
  5,347,998        Hutchison Whampoa Ltd ...........       39,939
     13,567      * ICT Group, Inc ..................          247
    150,251      * InfoUSA, Inc ....................          822
     63,342        Invision Technologies, Inc ......        1,530
     31,265      * ISS A/S .........................        1,650
  1,338,653        Itochu Corp .....................        4,691
        600        Itochu Techno-Science Corp ......           23
    101,969      * Itron, Inc ......................        2,675
    481,617        ITT Industries, Inc .............       34,002
     84,595        Kelly Services, Inc (Class A) ...        2,285

  4,566,900        Keppel Corp Ltd .................       10,650
     53,965        Kobenhavns Lufthavne As .........        4,161
    197,920      * Korn/Ferry International ........        1,801
    209,934      * Labor Ready, Inc ................        1,228
    418,847        Liberty Property Trust ..........       14,660
     19,615      * Lifeline Systems, Inc ...........          517
    714,852        Loews Corp ......................       37,880
     11,742        M.J. Maillis S.A. ...............           68
     35,334      * Management Network Group, Inc ...           82
    514,857        Manpower, Inc ...................       18,921
      1,734        Marubeni Corp ...................            2
    159,162        Matthews International Corp
                     (Class A) .....................        3,716
     40,200        Mcgrath Rentcorp ................        1,042
     19,300        Meitec Corp .....................          638
     52,018      * Memberworks, Inc ................          964
    372,041      * Metromedia International Group,
                     Inc ...........................           26
  1,245,550      e Mitsubishi Corp .................        9,010
  1,391,286        Mitsui & Co Ltd .................        9,309
    978,803        Moody's Corp ....................       48,695
    501,918      * MPS Group, Inc ..................        4,266
    163,068      * MSC.Software Corp ...............        1,459
     25,346        National Service Industries, Inc           228
    204,848      * Navigant Consulting, Inc ........        1,432
     98,440      * NCO Group, Inc ..................        2,144
         93        NET One Systems Co Ltd ..........          521
     62,037        New England Business Services, Inc       1,560
      2,300      * New Horizons Worldwide, Inc .....           23
        400      * NexPrise, Inc ...................            2
     90,481        Nippon Kanzai Co Ltd ............        1,389
     90,481      * Nippon Kanzai Co Ltd New ........        1,385
    254,800      * Nu-Kote Holding, Inc (Class A) ..            0
      1,600        Obic Co Ltd .....................          347
    146,870        OCE NV ..........................        1,712
     97,602        Offshore Logistics, Inc .........        2,332
     53,130        OM AB ...........................          399
    563,328        Onex Corp .......................        7,630
     82,400      e Oracle Corp (Japan) .............        3,513
     45,136      * Ostasiatiske Kompagni ...........        1,026
    240,708        Pentair, Inc ....................       11,573
    295,393        Pittston Brink's Group ..........        7,089
    538,331        Power Corp Of Canada ............       14,141
     84,722     e* Prepaid Legal Services, Inc .....        1,686
     73,458      * ProQuest Co .....................        2,608
      2,642        Protection One, Inc .............            7
    182,906     e* Quebecor, Inc (Class B) .........        2,369
    162,107      * R.H. Donnelley Corp .............        4,534


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 35

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 OTHER--(CONTINUED)
     27,047      * Remedytemp, Inc (Class A) .........   $    492
  3,934,306        Rentokil Initial plc ..............     16,012
    132,780      * Rent-Way, Inc .....................      1,720
     52,411      * Right Management Consultants ......      1,378
     57,809      * RMH Teleservices, Inc .............        397
  1,005,761        Robert Half International, Inc ....     23,434
     80,460        Rollins, Inc ......................      1,637
     83,380      * School Specialty, Inc .............      2,215
    271,255        Secom Co Ltd ......................     13,307
    150,202        Securicor plc .....................        272
    454,151      e Securitas AB (B Shs) ..............      9,339
    698,149        Serco Group plc ...................      2,118
  1,706,621        Servicemaster Co ..................     23,415
      3,000        SGS Societe Generale Surveillance
                     Holdings S.A. ...................        957
  1,075,340      e Softbank Corp .....................     14,929
 25,996,000      * South China Industries Ltd ........        567
    303,889      * Spherion Corp .....................      3,616
    287,879        SPX Corp ..........................     33,826
     73,148        Standard Register Co ..............      2,501
     59,102        Standex International Corp ........      1,483
     44,844      * Startek, Inc ......................      1,199
     30,925        Strayer Education, Inc ............      1,967
    544,491        Sumitomo Corp .....................      3,298
    723,309        Supervalu, Inc ....................     17,743
  1,162,611        Swire Pacific Ltd (A Shs) .........      5,947
    136,079      * Symyx Technologies, Inc ...........      1,894
  3,731,285        Sysco Corp ........................    101,566
     60,487        Talx Corp .........................      1,147
     36,122      * Tejon Ranch Co ....................      1,178
    176,614        Teleflex, Inc .....................     10,093
    188,250      * Teletech Holdings, Inc ............      1,796
    779,411     e* Terra Lycos S.A. ..................      4,426
     53,600      * Terremark Worldwide, Inc ..........         13
    629,767        Textron, Inc ......................     29,536
     34,057      e TIS, Inc ..........................        969
    461,227      * TMP Worldwide, Inc ................      9,916
    794,342        TPG NV ............................     17,941
    114,807      * TradeStation Group, Inc ...........        140
     42,600      e Trans Cosmos, Inc .................        965
 14,826,584        Tyco International Ltd ............    200,307
    417,142      * U.S. Industries, Inc ..............      1,439
     40,076        Unifirst Corp .....................      1,014
     58,326      * Uniroyal Technology Corp ..........          6
    169,854        United Stationers, Inc ............      5,163
  4,842,901        United Technologies Corp ..........    328,833
    152,311        Vedior NV .........................      2,106
    553,089        Viad Corp .........................     14,380
     37,937      * Wackenhut Corrections Corp ........        554
    169,818        Walter Industries, Inc ............      2,267
    810,459        Wesfarmers Ltd ....................     12,376
  5,238,394        Wharf Holdings Ltd ................     12,357
                                                        ---------
                   TOTAL OTHER .......................  2,173,234
                                                        ---------
 PRODUCER DURABLES--4.94%
  2,049,960        3M Co .............................    252,145
    497,425     e* ABB Ltd ...........................      4,428
    160,171      * Active Power, Inc .................        578
     20,982      * Actuant Corp ......................        866
    115,165        Advantest Corp ....................      7,168
    387,535      * AGCO Corp .........................      7,557
     24,000        Aixtron AG. .......................        301
     30,457        Alamo Group, Inc ..................        457
    811,901      * Allied Waste Industries, Inc ......      7,794
      2,199     e* Alstom ............................         23
      2,199      * Alstom Rts ........................          1
    552,729        Amada Co Ltd ....................        2,679
     77,495        Amano Corp ......................          559
     21,285        American Ecology Corp ...........           97
     78,674        American States Water Co ........        2,085
    435,638        American Water Works Co, Inc ....       18,824
    175,728        Ametek, Inc .....................        6,546
     95,596        Applied Industrial Technologies,
                     Inc ...........................        1,864
     84,831      * Astec Industries, Inc ...........        1,365
    196,232        Atlas Copco AB (A Shs) ..........        4,697
     90,985        Atlas Copco AB (B Shs) ..........        2,049
     29,845      * August Technology Corp ..........          295
    128,022        Baldor Electric Co ..............        3,226
      3,625        Barco NV ........................          153
    116,013      * Beacon Power Corp ...............           26
          2      * Blount International, Inc .......            0
     46,524      * Bombardier, Inc (Class A) .......          395
  2,345,500     e* Bombardier, Inc (Class B) .......       19,431
    114,804        Briggs & Stratton Corp ..........        4,402
    169,808      * Brooks-PRI Automation, Inc ......        4,340
      2,000      * C.P. Pokphand Co Ltd ............            0

     72,650        California Water Service Group ..        1,831
    358,072      * Capstone Turbine Corp ...........          594
    102,066      * Casella Waste Systems, Inc
                    (Class A) ......................        1,226
     72,159      * Catalytica Energy Systems, Inc ..          228
  1,959,853        Caterpillar, Inc ................       95,935
  1,058,000      * Chartered Semiconductor
                     Manufacturing Ltd .............        2,156
     43,029        Circor International, Inc .......          738
      2,190      * Clean Harbors, Inc ..............           26
    115,437      * Coinstar, Inc ...................        2,822
     60,307      * Columbus Mckinnon Corp ..........          521
     61,612        Conectiv (Class A) ..............        1,339
     55,473      * Consolidated Graphics, Inc ......        1,054
     24,224        Cooper Industries Ltd (Class A) .          952
    269,369     b* Covanta Energy Corp .............            4
     17,162      * CTB International Corp ..........          264
    179,783        Cummins, Inc ....................        5,951
     82,271      * Cuno, Inc .......................        2,977
    125,163        Daikin Industries Ltd ...........        2,292
        193        Daiseki Co Ltd ..................            3
    702,474        Danaher Corp ....................       46,609
  1,895,323        Deere & Co ......................       90,786
    253,786      * Dycom Industries, Inc ...........        2,967
    379,442        Eaton Corp ......................       27,604
    135,000      e Ebara Corp ......................          728
  2,197,249        Emerson Electric Co .............      117,575
     68,033     e* Emex Corp .......................           46
     89,400      b Fansteel, Inc ...................            4
     72,130        Fanuc Ltd .......................        3,623
    238,376        Federal Signal Corp .............        5,721
      5,587        Fischer (Georg) Ltd (Regd) ......        1,100
    587,111        FKI plc .........................        1,403
     62,700      * Flow International Corp .........          423
    280,296      * Flowserve Corp ..................        8,353
     40,388      * FLS Industries A/S (B Shs) ......          515
    264,001      * FMC Technologies, Inc ...........        5,481
     39,979        Franklin Electric Co, Inc .......        1,882
    169,419     e* FuelCell Energy, Inc ............        1,743
    275,000        Fuji Electric Co Ltd ............          746
     32,800        Fuji Machine Manufacturing Co Ltd          509
  3,312,968      e Fujitsu Ltd .....................       23,107
    183,000        Futaba Corp .....................        5,344
     78,098      * Gardner Denver, Inc .............        1,562
    211,271        Gatx Corp .......................        6,359
 71,080,133        General Electric Co .............    2,064,878
      8,514      * Genesis Microchip, Inc ..........           71


36 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 PRODUCER DURABLES--(CONTINUED)
     64,890      * Genlyte Group, Inc ................   $  2,636
     57,083     e* Global Power Equipment Group, Inc .        565
     37,179        Gorman-Rupp Co ....................      1,171
    114,305      * Graphic Packaging International
                    Corp .............................      1,057
    102,983     e* H Power Corp ......................         98
    210,737        Harsco Corp .......................      7,903
    127,824      * Headwaters, Inc ...................      2,013
  6,110,994      * Hitachi Ltd .......................     39,513
     89,980        Hoya Corp .........................      6,546
    264,756        Hubbell, Inc (Class B) ............      9,041
    168,656        Idex Corp .........................      5,650
  1,363,636        Illinois Tool Works, Inc ..........     93,136
    106,025      * Imagistics International, Inc .....      2,276
  1,044,342        IMI plc ...........................      5,170
         62        Ingersoll-Rand Co (Class A) .......          3
  5,094,110        Invensys plc ......................      6,911
     91,694      * Ionics, Inc .......................      2,224
    629,367        Ishikawajima-Harima Heavy
                     Industries Co Ltd ...............        950
    224,171        JLG Industries, Inc ...............      3,145
    212,044      * Joy Global, Inc ...................      3,677
     58,978      * Kadant, Inc .......................        973
  9,920,185      * Kawasaki Heavy Industries Ltd .....     12,663
    145,879        Kaydon Corp .......................      3,444
      1,959        KCI Konecranes International ......         66
    167,652        Kennametal, Inc ...................      6,136
  1,541,311        Komatsu Ltd .......................      5,517
    120,000      e Komori Corp .......................      1,496
    266,690        Kone Oyj (B Shs) ..................      7,901
  5,814,646        Koninklijke Philips Electronics NV     162,342
  1,613,218        Kubota Corp .......................      4,913
     82,362        Kurita Water Industries Ltd .......      1,014
     27,642        Lawson Products, Inc ..............        852
    170,989        Lincoln Electric Holdings, Inc ....      4,600
     56,762        Lindsay Manufacturing Co ..........      1,314
    104,151      * Littelfuse, Inc ...................      2,409
     58,379      * Logitech International S.A. (Regd)       2,714
    349,800      e Mabuchi Motor Co Ltd ..............     34,466
    222,227      * Magna Entertainment Corp (Class A)       1,553
    310,684      e Magna International, Inc (Class A)      21,388
    110,023      * Magnetek, Inc .....................      1,089
    165,000        Makita Corp .......................      1,065
    129,782        Manitowoc Co, Inc .................      4,606
     15,300        Maxwell Technologies, Inc .........        133
    108,233      * Mechanical Technology, Inc ........        117
    404,901        Metso Oyj .........................      5,238
     86,490        Milacron, Inc .....................        878
     48,083        Mine Safety Appliances Co .........      1,923
  2,505,024      * Mitsubishi Electric Corp ..........     11,244
  4,607,160        Mitsubishi Heavy Industries Ltd ...     13,953
     48,631        Mori Seiki Co Ltd .................        445
    465,156        Murata Manufacturing Co Ltd .......     29,262
     34,037        Nacco Industries, Inc (Class A) ...      1,978
    153,427      * National Instruments Corp .........      4,996
    303,607        Navistar International Corp .......      9,715
    354,097      * Newpark Resources, Inc ............      2,603
    101,543     e* Nikon Corp ........................      1,124
  2,049,946      * NEC Corp ..........................     14,264
    313,400        Nitto Denko Corp ..................     10,276
     24,329        NKT Holding A/S ...................        278
     55,934        NN, Inc ...........................        716
  2,602,000      * Nordex AG. ........................      9,559
    125,464        Nordson Corp ......................      3,094
    539,512        NSK Ltd ...........................      2,242
    112,000      e NTN Corp ..........................        438
    922,000      * Oki Electric Industry Co Ltd ......      1,992
    647,219        Paccar, Inc .......................     28,730
    617,544        Parker Hannifin Corp ..............     29,512
    105,684     e* Pemstar, Inc ......................        141
    290,241        Philadelphia Suburban Corp ........      5,863
     89,754      * Photon Dynamics, Inc ..............      2,693
  1,394,072        Pitney Bowes, Inc .................     55,373
     66,765     e* Plug Power, Inc ...................        528
    315,906      * Power-One, Inc ....................      1,965
    178,108      * Quanta Services, Inc ..............      1,758
    112,419      * Rayovac Corp ......................      2,083
    110,595        Regal-Beloit Corp .................      2,689
    999,655      * Republic Services, Inc ............     19,063
     24,324        Richardson Electronics Ltd ........        261
     40,107        Robbins & Myers, Inc ..............      1,053
    865,298        Rockwell Automation, Inc ..........     17,289
    342,857        Rohm Co Ltd .......................     50,631
     86,103        ROHN Industries, Inc ..............         22
    158,069        Roper Industries, Inc .............      5,896
     22,350        Samsung Electronics Co Ltd ........      6,113
     75,506        Sanden Corp .......................        270
    347,747      e Sandvik AB ........................      8,684
    113,000        Sansei Yusoki Co Ltd ..............        302

    100,000        Sanso Electric Co Ltd .............        501
     61,578        Sauer-Danfoss, Inc ................        687
      5,330        Schindler Holding AG. (Pt Cert) ...        967
      6,060        Schindler Holding AG. (Regd) ......      1,099
    297,672        Schneider Electric S.A. ...........     16,007
  1,069,758        SembCorp Industries Ltd ...........        823
  2,801,342      e Siemens AG. .......................    168,071
  1,947,300        Singapore Technologies
                     Engineering Ltd .................      2,127
     10,444        SJW Corp ..........................        846
     19,385        SKF AB (A Shs) ....................        500
    146,052      e SKF AB (B Shs) ....................      3,782
    185,922        SMC Corp ..........................     21,980
     52,639      * SPS Technologies, Inc .............      2,009
    244,000      * ST Assembly Test Services .........        309
     67,000        Stanley Electric Co Ltd ...........        716
      1,183        Starrett (L.S.) Co (Class A) ......         30
    129,680        Stewart & Stevenson Services, Inc .      2,301
     15,685      * Strattec Security Corp ............        868
      9,246      * Sulzer AG. (Regd) .................      1,963
    392,000      * Sumitomo Heavy Industries Ltd .....        422
    270,060        Taiyo Yuden Co Ltd ................      4,416
    171,000        Takuma Co Ltd .....................      1,320
    147,497        Tandberg ASA ......................      1,739
     53,031        Tecumseh Products Co (Class A) ....      2,815
     31,300        Tecumseh Products Co (Class B) ....      1,564
     48,310        Tennant Co ........................      1,913
    222,239        Terex Corp ........................      4,998
    255,967      * Tetra Tech, Inc ...................      3,763
     63,845      * Tetra Technologies, Inc ...........      1,695
    246,200      e THK Co Ltd ........................      4,735
    306,326      * Thomas & Betts Corp ...............      5,698
  1,148,326     e* Thomson Multimedia ................     27,161
    318,074        Timken Co .........................      7,102
    831,769        Tokyo Electron Ltd ................     54,198
     50,000        Tomoe Engineering Co Ltd ..........        292
    630,000      e Tomra Systems ASA .................      4,953
     65,377        Toro Co ...........................      3,716
  7,585,077      * Toshiba Corp ......................     30,882
         22      * Towa Corp .........................          0
    696,573      e Toyota Industries Corp ............     11,315
     42,529      * TRC Cos, Inc ......................        874
     65,170      * Trikon Technologies, Inc ..........        586


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 37

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 PRODUCER DURABLES--(CONTINUED)
    241,915      e Trinity Industries, Inc .........    $   5,012
    245,107      * Unova, Inc ......................        1,591
      5,000        Ushio, Inc ......................           59
     19,765        VA Technologie AG. ..............          522
     11,000     e* Valence Technology, Inc .........           15
    107,477        Valhi, Inc ......................        1,680
     68,463        Valmont Industries, Inc .........        1,392
     59,000        Vestas Wind Systems A/S .........        1,600
    142,064        Wabtec Corp .....................        2,024
     62,268      e Wartsila Oyj (B Shs) ............        1,043
    145,621      * Waste Connections, Inc ..........        4,549
  3,935,592        Waste Management, Inc ...........      102,522
     86,746        Watts Industries, Inc (Class A) .        1,722
    391,827        WW Grainger, Inc ................       19,631
  4,360,661      * Xerox Corp ......................       30,394
    583,493        Yokogawa Electric Corp ..........        4,527
                                                        ---------
                   TOTAL PRODUCER DURABLES              4,318,022
                                                        ---------
 TECHNOLOGY--12.92%
  1,851,545      * 3Com Corp .......................        8,147
     43,106      * 3D Systems Corp .................          526
    169,747     e* 3Do Co ..........................           98
     61,921     b* ACT Manufacturing, Inc ..........            3
    121,321      * Actel Corp ......................        2,550
    230,792      * Acterna Corp ....................           95
    242,045      * Activision, Inc .................        7,034
    226,769      * Actuate Corp ....................        1,020
    469,049      * Acxiom Corp .....................        8,204
    549,158      * Adaptec, Inc ....................        4,333
  4,217,076      * ADC Telecommunications, Inc .....        9,657
     51,800      * ADE Corp ........................          593
  1,436,474        Adobe Systems, Inc ..............       40,940
    114,087      * Adtran, Inc .....................        2,168
    326,041      * Advanced Digital Information Corp        2,749
    102,000      * Advanced Energy Industries, Inc .        2,262
    481,941      * Advanced Fibre Communications, Inc       7,971
  3,583,597        Advanced Micro Devices, Inc .....       34,833
     26,975      * Advanced Power Technology, Inc ..          391
    164,281      * Advent Software, Inc ............        4,222
    324,571      * Aeroflex, Inc ...................        2,256
    118,324      * Aether Systems, Inc .............          349
    767,190      * Affiliated Computer Services,
                     Inc (Class A) .................       36,426
 15,813,564     e* Agere Systems, Inc (Class A) ....       22,139
  5,260,220      * Agere Systems, Inc (Class B) ....        8,311
    167,472      * Agile Software Corp .............        1,218
  2,449,325      * Agilent Technologies, Inc .......       57,927
  2,570,000      * Aiwa Co Ltd .....................        6,454
    392,493     e* Akamai Technologies, Inc ........          510
     21,509      e Alcatel O (Optronics) ...........           39
    999,131      e Alcatel S.A. ....................        6,947
    136,132      e Alcatel S.A. (Spon ADR) .........          968
    361,128      * Aldata Solution Oyj .............          606
    252,095      * Alliance Data Systems Corp ......        6,441
     81,064      * Alliance Fiber Optic Product ....           58
    133,986      * Alliance Semiconductor Corp .....          951
    157,056      * Alloy, Inc ......................        2,268
    125,000        Alps Electric Co Ltd ............        1,579
  2,066,355      * Altera Corp .....................       28,102
      1,125      * Altiris, Inc ....................            6
     75,729      e Altran Technologies S.A. ........        2,206
    121,194     e* America Online Latin America,
                     Inc (Class A) .................           78
    222,559      * American Management Systems, Inc         4,253
    852,309      * American Power Conversion Corp ..       10,765
    112,434      * American Superconductor Corp ....          614
    680,279      * Amkor Technology, Inc ...........        4,231
    158,902      * Amphenol Corp (Class A) .........        5,720
    155,773      * Anadigics, Inc ..................        1,284
  2,150,956      * Analog Devices, Inc .............       63,883
     35,312        Analogic Corp ...................        1,736
    109,094      * Anaren Microwave, Inc ...........          943
    432,351      * Andrew Corp .....................        6,196
    147,563      * Anixter International, Inc ......        3,468
    261,000     e* Anritsu Corp ....................        1,833
     32,606      * Ansoft Corp .....................          192
    200,314      * Answerthink, Inc ................          759
     77,315      * Ansys, Inc ......................        1,554
      3,586      * Anteon International Corp .......           91
    118,462      * APAC Customer Services, Inc .....          699
  2,029,257      * Apple Computer, Inc .............       35,958
     44,171      * Applied Innovation, Inc .........          188
 14,003,312      * Applied Materials, Inc ..........      266,343
  1,662,202      * Applied Micro Circuits Corp .....        7,862
    159,017        Arbitron, Inc ...................        4,961
  1,402,238     e* Ariba, Inc ......................        4,473
    344,803      * ARM Holdings plc ................          767

    279,259      * Arris Group, Inc ................        1,228
    536,047        Arrow Electronics, Inc ..........       11,123
    123,079      * Art Technology Group, Inc .......          124
    188,414      * Artesyn Technologies, Inc .......        1,221
     64,552      * Artisan Components, Inc .........          581
    784,088        Asahi Glass Co Ltd ..............        5,018
  1,396,037      * Ascential Software Corp .........        3,895
    141,253     e* Asiainfo Holdings, Inc ..........        1,872
    104,740     e* ASM International NV ............        1,853
    262,500        ASM Pacific Technology Ltd ......          577
  4,868,681     e* ASML Holding NV .................       77,077
    177,000      * ASML Holding NV (New York Shs) ..        2,676
    290,457      * Aspect Communications Corp ......          929
    171,668      * Aspen Technology, Inc ...........        1,432
     95,685     e* Astropower, Inc .................        1,879
    191,759      * Asyst Technologies, Inc .........        3,902
  1,255,047   b,e* At Home Corp (Series A) .........            2
    104,129      * At Road, Inc ....................          642
  1,276,259      * ATI Technologies, Inc ...........        8,828
  5,162,075      * Atmel Corp ......................       32,315
    148,139      * ATMI, Inc .......................        3,314
     29,356      * Atos Origin .....................        1,870
     88,828      * Audiovox Corp (Class A) .........          706
    246,105      * Auspex Systems, Inc .............           62
    564,497        Autodesk, Inc ...................        7,480
  5,294,225        Automatic Data Processing, Inc ..      230,563
    216,684      * Avanex Corp .....................          420
  1,601,849      * Avaya, Inc ......................        7,929
    171,158      * Avenue A, Inc ...................          609
     89,546     e* Avici Systems, Inc ..............           90
    130,338      * Avid Technology, Inc ............        1,207
    605,002      * Avnet, Inc ......................       13,304
    240,183      * Avocent Corp ....................        3,824
    275,388        AVX Corp ........................        4,497
     31,456      * Aware, Inc ......................          120
    532,611      * Axcelis Technologies, Inc .......        6,019
    100,579      * AXT, Inc ........................          803
     63,527      * Barra, Inc ......................        2,362
  2,974,382      * BEA Systems, Inc ................       28,286
     58,069        BEI Technologies, Inc ...........          665
     47,999        Bel Fuse, Inc (Class B) .........        1,298
    138,618        Belden, Inc .....................        2,889
    129,118      * Benchmark Electronics, Inc ......        3,744
    620,120      * Bisys Group, Inc ................       20,650
    107,420      * Black Box Corp ..................        4,375


38 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 TECHNOLOGY--(CONTINUED)
    173,354      * Blue Martini Software, Inc .......   $   $ 153
    138,492        BMC Industries, Inc ..............         133
  1,177,108      * BMC Software, Inc ................      19,540
    291,249      * Borland Software Corp ............       3,000
     90,258      * Boston Communications Group ......         726
     31,897      * Braun Consulting, Inc ............         111
     42,166      * Brightpoint, Inc .................         108
     95,984      * Brio Software, Inc ...............         110
  1,459,793      * Broadcom Corp (Class A) ..........      25,605
  1,176,488     e* BroadVision, Inc .................         365
  3,813,736      * Brocade Communications Systems,
                     Inc ............................      66,664
     60,140      * Bsquare Corp .....................         136
    144,768     e* Business Objects .................       4,239
    147,958      * Business Objects S.A. (Spon ADR) .       4,158
    141,170        C&D Technologies, Inc ............       2,544
    229,568      * Cable Design Technologies Corp ...       2,353
     94,419      * Cacheflow, Inc ...................          47
    122,993      * CACI International, Inc (Class A)        4,697
  1,376,015      * Cadence Design Systems, Inc ......      22,181
     68,346      * Caminus Corp .....................         398
  3,420,676        Canon, Inc .......................     129,282
    152,774        Cap Gemini S.A. ..................       6,073
     92,475      * Carreker Corp ....................       1,047
     50,011      * Carrier Access Corp ..............          56
     25,419      * Catapult Communications Corp .....         556
    198,991      * C-COR.net Corp ...................       1,393
     15,769      * Celeritek, Inc ...................         104
    451,372      * Celestica, Inc ...................      10,159
    188,451      * Celestica, Inc (U.S.) ............       4,280
    136,227      * Centillium Communications, Inc ...       1,188
    114,155      * Centra Software, Inc .............         212
    699,080      * Ceridian Corp ....................      13,269
    369,871      * Certegy, Inc .....................      13,726
    318,816      * Checkfree Corp ...................       4,986
    160,687        Checkpoint Systems, Inc ..........       1,880
    185,454      * ChipPAC, Inc .....................       1,146
    142,027      * Chordiant Software, Inc ..........         277
    271,527      * Ciber, Inc .......................       1,969
  1,858,107      * CIENA Corp .......................       7,785
    370,689      * Cirrus Logic, Inc ................       2,776
 52,104,788      * Cisco Systems, Inc ...............     726,862
    620,721        Citizen Watch Co Ltd .............       4,179
    997,925      * Citrix Systems, Inc ..............       6,027
     35,306      * Clearone Communications, Inc .....         520
     79,483      * Click Commerce, Inc ..............          89
  1,042,223     e* CMGI, Inc ........................         500
    634,400      * CNET Networks, Inc ...............       1,262
    168,590      * Cognex Corp ......................       3,380
     40,339      * Cognizant Technology Solutions Corp      2,168
     98,110      * Cognos, Inc ......................       2,155
    109,654        Cohu, Inc ........................       1,895
    365,845      * Commerce One, Inc ................         139
    272,416      * Commscope, Inc ...................       3,405
    113,547      * Compucom Systems, Inc ............         441
  2,378,000        Computer Associates International,
                     Inc ............................      37,786
    156,935      * Computer Horizons Corp ...........         764
    160,709      * Computer Network Technology Corp .         985
    941,656        Computer Sciences Corp ...........      45,011
    872,848        Computershare Ltd ................       1,078
  1,768,379      * Compuware Corp ...................      10,734
     18,126        Compx International, Inc .........         240
  1,000,020      * Comverse Technology, Inc .........       9,260
    121,171      * Concord Camera Corp ..............         618
     82,704      * Concord Communications, Inc ......       1,363
  2,898,448      * Concord EFS, Inc .................      87,359
    320,857      * Concurrent Computer Corp .........       1,492
  1,350,514      * Conexant Systems, Inc ............       2,188
     70,891     e* Constellation 3D, Inc ............           4
    103,113      * Convera Corp .....................         251
    907,878      * Convergys Corp ...................      17,685
     44,698      * CoorsTek, Inc ....................       1,382
    256,213      * Copper Mountain Networks, Inc ....         215
     69,934      * Corillian Corp ...................         159
  5,264,345      * Corning, Inc .....................      18,688
    557,923     e* Corvis Corp ......................         363
     36,100      * CoSine Communications, Inc .......          16
      4,500      * Covad Communications Group, Inc ..           5
    102,887      * Covansys Corp ....................         578
    203,721      * Cray, Inc ........................         911
     73,300        Creative Technology Ltd ..........         651
    306,633      * Credence Systems Corp ............       5,449
    380,707      * Cree, Inc ........................       5,037
     26,067      * Critical Path, Inc ...............          27
     74,196      * Crossroads Systems, Inc ..........          76
    253,743      * CSG Systems International, Inc ...       4,857
    102,969        CSK Corp .........................       3,668

    181,058        CTS Corp .........................       2,180
     86,053        Cubic Corp .......................       2,039
    180,789      * Cymer, Inc .......................       6,335
    598,419      * Cypress Semiconductor Corp .......       9,084
  2,019,845        Dai Nippon Printing Co Ltd .......      26,811
    398,879     e* Dainippon Screen Manufacturing
                     Co Ltd .........................       2,063
     73,468      * Daktronics, Inc. .................         723
    107,787      e Dassault Systemes S.A. ...........       4,923
    330,000        Datacraft Asia Ltd ...............         396
     88,239      * Datastream Systems, Inc ..........         626
    228,479      * DDI Corp .........................         206
    164,322      * dELiA*s Corp (Class A) ...........         838
 15,878,068      * Dell Computer Corp ...............     415,053
    370,684        Deluxe Corp ......................      14,416
     44,550      * Descartes Systems Group, Inc .....         132
    143,361      * DiamondCluster International, Inc
                    (Class A) .......................         857
    374,278        Diebold, Inc .....................      13,938
    120,371      * Digex, Inc .......................          26
    176,000      * Digiland International Ltd .......          19
     57,411      * Digimarc Corp ....................         597
    144,602      * Digital Insight Corp .............       2,379
     66,917     e* Digital Lightwave, Inc ...........         157
    133,218      * Digital River, Inc ...............       1,224
    105,065      * Digitalthink, Inc ................         147
     53,042      * Digitas, Inc .....................         241
     35,577      * Ditech Communications Corp .......         101
     47,074     e* Divine, Inc (Class A) ............         184
    448,491      * DMC Stratex Networks, Inc ........         901
     51,470     e* Docent, Inc ......................          59
     39,690      * Docucorp International, Inc ......         406
    201,811      * Documentum, Inc ..................       2,422
    625,129      * DoubleClick, Inc .................       4,638
     17,312      * Drexler Technology Corp ..........         374
    141,816      * DSP Group, Inc ...................       2,780
    612,472      * DST Systems, Inc .................      27,996
     27,638      * Dupont Photomasks, Inc ...........         898
     27,696     e* Duraswitch Industries, Inc .......         211
    332,594      * E.piphany, Inc ...................       1,460
    646,781      * Earthlink, Inc ...................       4,346
    124,022     e* Echelon Corp .....................       1,597
     78,962        EDO Corp .........................       2,250
    249,843      * eFunds Corp ......................       2,371
    144,875      * Electro Scientific Industries, Inc       3,520


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 39

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 TECHNOLOGY--(CONTINUED)
    111,121     e* Electroglas, Inc ..................  $   1,111
    706,744      * Electronic Arts, Inc ..............     46,680
  2,665,505        Electronic Data Systems Corp ......     99,024
    289,475      * Electronics For Imaging, Inc ......      4,606
     22,341      * eMagin Corp .......................          8
     60,546      * Embarcadero Technologies, Inc .....        374
 15,658,538        EMC Corp ..........................    118,222
    119,214      * Emcore Corp .......................        715
     39,790      * EMS Technologies, Inc .............        823
    758,183      * Emulex Corp .......................     17,067
    149,673     e* Engage, Inc .......................         13
    240,843      * Entegris, Inc .....................      3,516
  1,040,267      * Enterasys Networks, Inc ...........      1,852
    242,205      * Entrust, Inc ......................        659
     66,011      * Epcos AG. .........................      2,177
     47,357     e* EpicEdge, Inc .....................          7
     48,404      * EPIQ Systems, Inc .................        824
    755,949        Equifax, Inc ......................     20,411
  1,493,295        ERG Ltd ...........................        252
 10,774,953      * Ericsson (LM) (B Shs) .............     16,296
    115,351      * Espeed, Inc (Class A) .............      1,258
    174,515     e* ESS Technology, Inc ...............      3,061
    110,110      * Esterline Technologies Corp .......      2,499
      1,300      * Exabyte Corp ......................          1
    435,168      * Exar Corp .........................      8,582
     45,480      * Excel Technology, Inc .............        955
  2,705,950     b* Exds, Inc .........................         24
     10,600      * EXE Technologies, Inc .............         12
     45,722      * Extensity, Inc ....................         49
    540,091      * Extreme Networks, Inc .............      5,277
     98,281      * F5 Networks, Inc ..................        961
    149,977      e Fair, Isaac & Co, Inc .............      4,930
    831,859      * Fairchild Semiconductor
                     International, Inc (Class A) ....     20,214
    230,124     e* FalconStor Software, Inc ..........        973
    124,749      * FEI Co ............................      3,058
    170,594      * Fibercore, Inc ....................         43
    189,061      * Filenet Corp ......................      2,741
    674,179     e* Finisar Corp ......................      1,598
  4,339,102        First Data Corp ...................    161,415
  1,087,873      * Fiserv, Inc .......................     39,936
     80,021      * Flir Systems, Inc .................      3,358
    439,978      * Foundry Networks, Inc .............      3,093
    160,467     e* Freemarkets, Inc ..................      2,267
    144,335      * FSI International, Inc ............      1,078
    354,000        Fujikura Ltd ......................      1,291
  1,422,660        Furukawa Electric Co Ltd ..........      5,448
    822,119        Futuris Corp Ltd ..................        628
  1,451,906      * Gateway, Inc ......................      6,446
    176,430        General Cable Corp ................      1,112
     50,322      * Gerber Scientific, Inc ............        177
    681,000        GES International Ltd .............        164
     34,530      * Getronics NV ......................         66
     37,120      * Global Imaging Systems, Inc .......        705
    191,181        Global Payments, Inc ..............      5,688
      1,500      * Globalscape, Inc ..................          0
    560,775      * Globespan Virata, Inc .............      2,170
      1,200      * Gradco Systems, Inc ...............          0
    295,503      * GrafTech International Ltd ........      3,635
    139,865      * Griffon Corp ......................      2,532
    103,439      * GTC Biotherapeutics, Inc ..........        130
    126,824     e* Handspring, Inc ...................        221
    309,214      * Harmonic, Inc .....................      1,131
    348,544        Harris Corp .......................     12,631
    364,102        Helix Technology Corp .............      7,501
    345,227        Henry (Jack) & Associates, Inc ....      5,762
 15,428,462        Hewlett-Packard Co ................    235,747
     39,192      * HI/FN, Inc ........................        235
    163,400        Hirose Electric Co Ltd ............     14,246
    168,000        Hitachi Cable Ltd .................        741
    188,167      * HNC Software, Inc .................      3,142
      1,900      * HPL Technologies, Inc .............         29
    133,595      * Hutchinson Technology, Inc ........      2,089
    168,649      * Hypercom Corp .....................      1,299
    177,925      * Hyperion Solutions Corp ...........      3,245
  1,494,816      * i2 Technologies, Inc ..............      2,212
    145,508      * Ibasis, Inc .......................         54
    203,595      * Identix, Inc ......................      1,486
     98,815      * iGate Corp ........................        457
     50,586      * Ii-Vi, Inc ........................        747
    775,487        Ikon Office Solutions, Inc ........      7,290
    179,533      * Imation Corp ......................      5,343
      3,648     b* InaCom Corp .......................          0
     13,200      * Indus International, Inc ..........         32
     47,672      * Inet Technologies, Inc ............        322
    454,758      * Infineon Technologies AG. .........      7,110
    207,618      * InFocus Corp ......................      2,446
     86,456      * Infogrames, Inc ...................        236

    286,206      * Infonet Services Corp (Class B) ...        710
    742,758      * Informatica Corp ..................      5,266
    151,984      * Information Resources, Inc ........      1,427
     26,108      * Inforte Corp ......................        259
    367,724      * Infospace, Inc ....................        165
    402,051      * Ingram Micro, Inc (Class A) .......      5,528
    655,785      * Inktomi Corp ......................        577
     45,455      * Inrange Technologies Corp (Class B)        216
     52,119      * Integral Systems, Inc .............      1,137
    247,215      * Integrated Circuit Systems, Inc ...      4,991
    588,672      * Integrated Device Technology, Inc .     10,679
 47,800,351        Intel Corp ........................    873,312
     62,143     e* Intelidata Technologies Corp ......         83
     23,985      * Interactive Intelligence, Inc .....         81
     70,626      * Intercept, Inc ....................      1,463
    284,529      * Interdigital Communications Corp ..      2,575
    266,127      * Intergraph Corp ...................      4,641
    613,408      * Interland, Inc ....................      2,135
     73,864      * Intermagnetics General Corp .......      1,492
    725,773     e* Internap Network Services Corp ....        167
 11,557,450        International Business Machines
                     Corp ............................    832,137
    354,217      * International Rectifier Corp ......     10,325
    966,992     e* Internet Capital Group, Inc .......        261
  1,070,781      * Internet Security Systems, Inc ....     14,049
    693,444      * Intersil Corp (Class A) ...........     14,826
     98,650        Inter-Tel, Inc ....................      1,688
    334,943      * Intertrust Technologies Corp ......      1,008
     54,711     e* InterVoice-Brite, Inc .............         78
    468,964      * Interwoven, Inc ...................      1,430
    159,382        Intracom S.A. .....................      1,442
     78,882      * Intrado, Inc ......................      1,527
  1,008,006      * Intuit, Inc .......................     50,118
    277,986      * Iomega Corp .......................      3,572
     19,221      * Iona Technologies plc .............        104
    297,830      * Iron Mountain, Inc ................      9,188
    122,930      * ITXC Corp .........................        640
    166,309      * Ixia ..............................        968
     55,908      * IXYS Corp .........................        301
    555,082      * J.D. Edwards & Co .................      6,744
     25,909      * j2 Global Communications, Inc .....        426
    812,646      * Jabil Circuit, Inc ................     17,155


40 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 TECHNOLOGY--(CONTINUED)
    122,665      * JDA Software Group, Inc ..........   $   3,467
  7,537,075      * JDS Uniphase Corp ................      20,124
     59,784      * JNI Corp .........................         209
  1,451,909        Johnson Electric Holdings Ltd ....       1,722
  1,361,023      * Juniper Networks, Inc ............       7,690
     81,311     e* Kana Software, Inc ...............         325
    307,088        Keane, Inc .......................       3,808
     32,954        Keithley Instruments, Inc ........         476
    448,065      * Kemet Corp .......................       8,002
    104,503        Keyence Corp .....................      22,137
    116,978      * Keynote Systems, Inc .............         856
    145,805      * Kforce, Inc ......................         868
  1,012,519      * KLA-Tencor Corp ..................      44,541
     32,000        Kokuyo Co Ltd ....................         337
        872     b* Komag, Inc .......................           0
    364,502      * Kopin Corp .......................       2,406
  1,291,299      * KPMG Consulting, Inc .............      19,189
    107,431      * Kronos, Inc ......................       3,275
      3,170     e* Kudelski S.A. (Br) ...............         111
    261,819      * Kulicke & Soffa Industries, Inc ..       3,244
    351,298        Kyocera Corp .....................      25,646
     74,000        Kyowa Exeo Corp ..................         352
  3,608,815      * Lam Research Corp ................      64,886
     96,346     e* Lantronix, Inc ...................          82
    473,858      * Lattice Semiconductor Corp .......       4,142
      3,436      * Lawson Software, Inc .............          20
     47,800      * Learning Technology, Inc
                    Litigation Notes ................           0
     63,849      * Learning Tree International, Inc .       1,184
     39,939      * Lecroy Corp ......................         475
    546,642      * Legato Systems, Inc ..............       1,968
    164,879      * Lexar Media, Inc .................         704
    105,517      * Lexent, Inc ......................         237
    904,199      * Lexmark International, Inc .......      49,188
    560,822      * Liberate Technologies ............       1,480
    137,326      * Lightbridge, Inc .................       1,127
     94,885     e* Lightpath Technologies, Inc
                    (Class A) .......................          85
  4,141,719        Linear Technology Corp ...........     130,174
  1,108,392        Logica plc .......................       3,379
    329,519      * Looksmart Ltd ....................         646
    118,730     e* Loudcloud, Inc ...................         170
  2,254,781      * LSI Logic Corp ...................      19,729
    255,730      * LTX Corp .........................       3,652
 29,332,951     e* Lucent Technologies, Inc .........      48,693
    317,228      * Macromedia, Inc ..................       2,814
    218,153      * Macrovision Corp .................       2,860
     49,095      * Magma Design Automation, Inc .....         825
    177,501      * Mail-Well, Inc ...................         923
     77,082      * Manhattan Associates, Inc ........       2,479
     20,500      * Mantech International Corp
                    (Class A) .......................         492
     79,315     e* Manufacturers Services Ltd .......         383
    282,769      * Manugistics Group, Inc ...........       1,728
     72,034      * MAPICS, Inc ......................         403
     73,616      * Mapinfo Corp .....................         670
  2,985,213      * Marconi plc ......................         180
    127,819      * Mastec, Inc ......................         941
    238,360      * Matrixone, Inc ...................       1,433
    478,781        Matsushita Communication
                     Industrial Co Ltd ..............      18,455
  3,584,463      * Maxim Integrated Products, Inc ...     137,392
  1,013,879      * Maxtor Corp ......................       4,583
     60,815      * Mcafee.Com Corp ..................         890
    124,767      * McData Corp (Class A) ............       1,099
    103,613      * MCSi, Inc ........................       1,165
     38,010     e* Measurement Specialties, Inc .....         114
    185,000        Melco, Inc .......................       3,028
    158,459      * MEMC Electronic Materials, Inc ...         753
    344,166      * Mentor Graphics Corp .............       4,894
    103,349      * Mercury Computer Systems, Inc ....       2,139
    394,632      * Mercury Interactive Corp .........       9,061
     68,443      * Merix Corp .......................         587
    142,456      * MetaSolv, Inc ....................         560
    154,782      * Metawave Communications Corp .....          33
    187,493        Methode Electronics, Inc (Class A)       2,394
    181,824      * Mettler-Toledo International, Inc        6,704
    672,685      * Micrel, Inc ......................       9,673
     54,419      * Micro General Corp ...............         908
  1,053,526      * Microchip Technology, Inc ........      28,898
    405,343      * Micromuse, Inc ...................       1,804
  2,908,580        Micron Technology, Inc ...........      58,811
    148,734        Microsemi Corp ...................         982
 30,211,354      * Microsoft Corp ...................   1,652,561
    151,742     e* MicroStrategy, Inc (Class A) .....          76
    224,562     e* Microtune, Inc ...................       2,001
     21,114     e* Microvision, Inc .................         110

     84,491     e* MIPS Technologies, Inc (Class A) .         521
    146,417      * MIPS Technologies, Inc (Class B) .         816
  2,032,381        Misys plc ........................       7,497
    159,500        Mitsumi Electric Co Ltd ..........       2,508
    141,371      * MKS Instruments, Inc .............       2,837
     21,671      * Moldflow Corp ....................         171
    678,697        Molex, Inc .......................      22,757
    200,465        Molex, Inc (Class A) .............       5,499
     88,010      * Monolithic System Technology, Inc          980
 18,344,552        Motorola, Inc ....................     264,528
     80,233      * MRO Software, Inc ................         913
    436,914      * MRV Communications, Inc ..........         668
      9,800      * MTI Technology Corp ..............           7
    112,564        MTS Systems Corp .................       1,413
     25,853      * Multex.Com, Inc ..................         105
     37,615      * Nanometrics, Inc .................         597
     19,114      * Nassda Corp ......................         236
     34,963      * National Processing, Inc .........         902
  1,213,553      * National Semiconductor Corp ......      35,399
     70,335      * Navigant International, Inc ......       1,088
     38,495     e* Navision A/S .....................       1,530
    533,158      * NCR Corp .........................      18,447
    180,560        NDCHealth Corp ...................       5,038
     77,161      * Net2Phone, Inc ...................         329
    134,626      * Netegrity, Inc ...................         829
    221,301      * NETIQ Corp .......................       5,008
    210,279      * Netro Corp .......................         479
     83,383      * Netscout Systems, Inc ............         569
      9,528     e* Netscreen Technologies, Inc ......          87
  1,716,350      * Network Appliance, Inc ...........      21,351
  1,905,704      * Network Associates, Inc ..........      36,723
    285,349      * New Focus, Inc ...................         847
    183,744      * Newport Corp .....................       2,877
    725,000      e Nexans S.A. ......................      14,320
     95,413      * Next Level Communications, Inc ...          96
     62,581        NGK Spark Plug Co Ltd ............         475
        800      * NIC, Inc .........................           1
    325,000        Nichicon Corp ....................       4,515
     36,500      e Nidec Corp .......................       2,622
    960,028        Nippon Sheet Glass Co Ltd ........       3,244
     71,191      * NMS Communications Corp ..........         173
 15,339,646        Nokia Oyj ........................     224,515
  6,463,047      * Nortel Networks Corp .............       9,349
  1,960,191      * Nortel Networks Corp (U.S.) ......       2,842
     55,028     e* Northfield Laboratories, Inc .....         221
     69,312      * Novadigm, Inc ....................         504


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 41

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------


   SHARES                                               VALUE (000)
   ------                                               -----------

 TECHNOLOGY--(CONTINUED)
    156,577      * Novatel Wireless, Inc ............   $      52
  1,913,951      * Novell, Inc ......................       6,144
    938,754      * Novellus Systems, Inc ............      31,918
        259        NTT Data Corp ....................       1,037
     79,348      * Nu Horizons Electronics Corp .....         658
    136,250      * Nuance Communications, Inc .......         570
    101,634      * Numerical Technologies, Inc ......         406
    682,821      * Nvidia Corp ......................      11,731
    125,720     e* NYFIX, Inc .......................       1,069
    264,416      * Oak Technology, Inc ..............       1,198
  2,535,945        Olympus Optical Co Ltd ...........      35,418
    100,204      * Omnivision Technologies, Inc .....       1,438
    404,457        Omron Corp .......................       5,807
  2,613,471      * ON Semiconductor Corp ............       5,384
    190,256      * Onyx Software Corp ...............         643
    940,443      * Openwave Systems, Inc ............       5,276
    637,382      * Oplink Communications, Inc .......         465
     45,746      * Opnet Technologies, Inc ..........         410
     18,842      * Optical Cable Corp ...............          10
     22,592      * Optical Communication Products, Inc         28
 31,611,660      * Oracle Corp ......................     299,362
     38,237      * Overland Data, Inc ...............         630
    258,533      * Overture Services, Inc ...........       6,458
    113,851      * Packeteer, Inc ...................         503
  3,065,800      * Palm, Inc ........................       5,396
    135,881      * Paradyne Networks, Inc ...........         538
  1,387,676      * Parametric Technology Corp .......       4,760
     88,975        Park Electrochemical Corp ........       2,358
    179,689      * Paxar Corp .......................       3,010
    172,009      * Paxson Communications Corp .......         946
  1,826,555        Paychex, Inc .....................      57,153
     72,792      * PC-Tel, Inc ......................         493
     47,460      * PDF Solutions, Inc ...............         347
     43,052      * PEC Solutions, Inc ...............       1,030
     57,704      * PECO II, Inc .....................         193
    133,610      * Pegasus Solutions, Inc ...........       2,338
     30,222      * Pegasystems, Inc .................         273
  1,567,922      * Peoplesoft, Inc ..................      23,331
    905,234      * Peregrine Systems, Inc ...........         272
     12,397      * Performance Technologies, Inc ....          82
    121,042      * Pericom Semiconductor Corp .......       1,403
    345,431      * Perot Systems Corp (Class A) .....       3,762
      9,757        Phoenix Mecano AG. ...............       2,616
    128,912      * Phoenix Technologies Ltd .........       1,289
    141,778      * Photronics, Inc ..................       2,685
    153,453        Pioneer-Standard Electronics, Inc        1,594
    169,956      * Pixelworks, Inc ..................       1,426
     55,867      * Planar Systems, Inc ..............       1,075
    178,129      * Plantronics, Inc .................       3,386
    229,950      * Plexus Corp ......................       4,162
     86,903      * PLX Technology, Inc ..............         369
    934,986      * PMC-Sierra, Inc ..................       8,667
    600,821      * Polycom, Inc .....................       7,204
     47,870      * Pomeroy Computer Resources, Inc ..         698
    525,341      * Portal Software, Inc .............         394
     34,477      * Powell Industries, Inc ...........         836
    143,690      * Power Integrations, Inc ..........       2,572
    320,030      * Powerwave Technologies, Inc ......       2,931
    244,893     e* PRG-Schultz International, Inc ...       3,015
        789      * Primus Knowledge Solutions, Inc ..           1
    102,746      * Probusiness Services, Inc ........       1,497
    159,238      * Progress Software Corp ...........       2,350
    177,101      * Proton Energy Systems ............         568
    603,313     e* Proxim Corp (Class A) ............       1,809
    235,299      * PTEK Holdings, Inc ...............       1,360
    187,414      * Pumatech, Inc ....................         105
    520,139      * QLogic Corp ......................      19,817
     73,891      * QRS Corp .........................         576
  4,241,599      * Qualcomm, Inc ....................     116,602
    686,057      * Quantum Corp .....................       2,881
    175,905      * Quest Software, Inc ..............       2,556
     33,279        Quixote Corp .....................         564
     79,519      * Radiant Systems, Inc .............       1,036
     82,359      * Radisys Corp .....................         958
    125,317      * Rainbow Technologies, Inc ........         617
    218,398      * Raindance Communications, Inc ....       1,256
    437,313      * Rambus, Inc ......................       1,789
  1,044,073      * Rational Software Corp ...........       8,572
    642,191      * Read-Rite Corp ...................         308
    461,802      * RealNetworks, Inc ................       1,880
    565,721      * Red Hat, Inc .....................       3,321
    712,427     e* Redback Networks, Inc ............       1,275
    111,914      * Register.Com, Inc ................         853
     42,117      * Renaissance Learning, Inc ........         852
     56,547     e* Research Frontiers, Inc ..........         840
    248,060      * Retek, Inc .......................       6,028
    293,181        Reynolds & Reynolds Co (Class A) .       8,194
    710,445      * RF Micro Devices, Inc ............       5,414

    676,759        Ricoh Co Ltd .....................      11,716
     62,000        Ricoh Elemex Corp ................         248
    655,703      * Riverstone Networks, Inc .........       2,052
     83,151      * Rogers Corp ......................       2,271
    100,061      * Roxio, Inc .......................         720
    285,018      * RSA Security, Inc ................       1,371
     51,246      * Rudolph Technologies, Inc ........       1,278
    339,104      * S1 Corp ..........................       2,506
     37,849      * Saba Software, Inc ...............          97
    647,558      * Safeguard Scientifics, Inc .......       1,295
    171,000      * Saga Systems, Inc Escrow .........           0
    406,273        Sage Group plc ...................       1,050
     74,579      * Sanchez Computer Associates, Inc .         333
    368,275      * Sandisk Corp .....................       4,567
  8,975,271      * Sanmina-SCI Corp .................      56,634
    558,180        SAP AG. ..........................      55,126
    425,920      * Sapient Corp .....................         451
     39,960      * Satcon Technology Corp ...........          64
     74,691      * SBS Technologies, Inc ............         915
    271,652      * Scansoft, Inc ....................       2,010
     31,874      * Scansource, Inc ..................       1,957
    833,959        Scientific-Atlanta, Inc ..........      13,719
     78,088      * SCM Microsystems, Inc ............       1,045
     99,118      * Seachange International, Inc .....         870
  1,249,635      * Seagate Technology, Inc ..........           0
    146,933      * Secure Computing Corp ............       1,109
    159,737      * Seebeyond Technology Corp ........         495
     24,476      * Selectica, Inc ...................          97
     85,872      * Semitool, Inc ....................         701
    334,035      * Semtech Corp .....................       8,919
     87,791      * Serena Software, Inc .............       1,202
     16,118        Shenandoah Telecom Co ............         866
  4,013,252      * Siebel Systems, Inc ..............      57,068
     97,635      * SignalSoft Corp ..................         220
  1,066,375      * Silicon Graphics, Inc ............       3,135
    294,421      * Silicon Image, Inc ...............       1,802
    137,271     e* Silicon Laboratories, Inc ........       3,715
    406,655      * Silicon Storage Technology, Inc ..       3,172
     31,317      * Siliconix, Inc ...................         867
      2,676      * Simpletech, Inc ..................           9
     44,959      * Simplex Solutions, Inc ...........         624


42 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
-------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 TECHNOLOGY--(CONTINUED)
    144,231      * Sipex Corp ........................ $      705
     48,925      * Sirenza Microdevices, Inc .........         99
    287,043      * Sitel Corp ........................        907
  5,945,637      * Solectron Corp ....................     36,566
    162,942      * Somera Communications, Inc ........      1,163
    469,656     e* SONICblue, Inc ....................        484
    216,937      * SonicWALL, Inc ....................      1,089
    836,670     e* Sonus Networks, Inc ...............      1,690
     62,752     e* Sorrento Networks Corp ............         60
     74,077      * Sourcecorp ........................      1,963
     82,425      * Spectralink Corp ..................        877
     61,236      * Spectrian Corp ....................        635
    122,200      * SpeechWorks International, Inc ....        450
    136,281      * Speedfam-Ipec, Inc ................        714
  2,517,735        Spirent plc .......................      3,320
     62,845      * SPSS, Inc .........................        977
     25,360      * Sra International, Inc (Class A) ..        684
     38,696      * SS&C Technologies, Inc ............        543
     75,418      * Standard Microsystems Corp ........      1,781
    368,263     e* Starbase Corp .....................         77
    201,713      * StarMedia Network, Inc ............          6
  1,775,768        STMicroelectronics NV .............     44,282
    268,000        STMicroelectronics NV (New York Shs)     6,520
    649,604      * Storage Technology Corp ...........     10,374
    304,950      * StorageNetworks, Inc ..............        600
    337,053      * Stratos Lightwave, Inc ............        539
  1,934,791        Sumitomo Electric Industries Ltd ..     13,414
 26,219,400      * Sun Microsystems, Inc .............    131,359
  2,010,320      * Sungard Data Systems, Inc .........     53,233
     72,685      * Sunrise Telecom, Inc ..............        157
        361      * Suntron Corp ......................          3
     46,246      * Supertex, Inc .....................        815
      6,600      * Supportsoft, Inc ..................         18
     33,014     e* Surebeam Corp (Class A) ...........        180
     63,188        Surewest Communications ...........      3,357
    562,820      * Sybase, Inc .......................      5,938
  2,041,339      * Sycamore Networks, Inc ............      7,880
    130,800      * Sykes Enterprises, Inc ............      1,006
    891,033      * Symantec Corp .....................     29,270
  1,202,098        Symbol Technologies, Inc ..........     10,218
     31,437      * Symmetricom, Inc ..................        115
        700      * Synaptics, Inc ....................          5
    396,657      * Synopsys, Inc .....................     21,741
     65,709      * Synplicity, Inc ...................        301
     26,523      * Syntel, Inc .......................        328
     25,121      * Sypris Solutions, Inc .............        458
    169,728      * Systems & Computer Technology Corp       2,293
  7,961,800      * Taiwan Semiconductor ..............     16,205
    197,865     e* Take-Two Interactive Software, Inc       4,074
      5,150      * Tanning Technology Corp ...........          6
    180,343        TDK Corp ..........................      8,516
    358,681      * Tech Data Corp ....................     13,576
    185,877        Technitrol, Inc ...................      4,331
    245,246      * Tekelec ...........................      1,969
    444,743      * Tektronix, Inc ....................      8,321
  2,142,321      * Tellabs, Inc ......................     13,282
    380,554     e* Tellium, Inc ......................        354
    965,874      * Teradyne, Inc .....................     22,698
    325,821     e* Terayon Communication Systems, Inc         433
 11,619,109        Texas Instruments, Inc ............    275,373
     93,537      * Therma-Wave, Inc ..................      1,065
    970,871        Thermo Electron Corp ..............     16,019
    108,292      * Three-Five Systems, Inc ...........      1,235
    418,036      * Tibco Software, Inc ...............      2,324
     71,857      * Tier Technologies, Inc (Class B) ..    $ 1,280
     95,611        Tietoenator Corp ..................      2,361
    379,004      * Titan Corp ........................      6,932
     12,613     e* Tivo, Inc .........................         47
    127,000        TKC Corp ..........................      1,721
     65,599      * Tollgrade Communications, Inc .....        962
    894,460        Toppan Printing Co Ltd ............      9,298
    201,241      e Total System Services, Inc ........      3,785
    553,742      * Touch America Holdings, Inc .......      1,523
    201,152      * Transaction Systems Architects,
                     Inc (Class A) ...................      2,366
    515,643      * Transmeta Corp ....................      1,212
    376,067      * Transwitch Corp ...................        241
    767,000        Trend Micro, Inc ..................     21,437
    150,328      * Trimble Navigation Ltd ............      2,330
     82,776     e* Tripath Technology, Inc ...........         87
     36,686      * Tripos, Inc .......................        800
    698,765      * Triquint Semiconductor, Inc .......      4,479
    156,394      * Trizetto Group, Inc ...............      1,337
     65,050      * TTM Technologies, Inc .............        341
    140,636      * Turnstone Systems, Inc ............        609
      3,876     b* U.S. Office Products Co ...........          0
     68,900   b,e* U.S. Wireless Corp ................          0
     49,460      * Ulticom, Inc ......................        335
     52,023      * Ultimate Electronics, Inc .........      1,348

    108,447      * Ultratech Stepper, Inc ............      1,756
     14,553        Unaxis Holding AG. (Regd) .........      1,721
  1,761,180      * Unisys Corp .......................     15,851
     65,808        United Industrial Corp ............      1,438
    106,191      * United Online, Inc ................      1,276
    211,629      * Universal Access Global Holdings,
                     Inc .............................         40
     78,306     e* Universal Display Corp ............        650
    118,100     b* USinternetworking, Inc ............          0
    233,709      * Utstarcom, Inc ....................      4,714
    132,234     e* VA Software Corp ..................        132
    336,911      * Valueclick, Inc ...................      1,092
    176,906      * Varian Semiconductor Equipment
                     Associates, Inc .................      6,003
    161,817      * Veeco Instruments, Inc ............      3,740
    292,200        Venture Manufacturing Ltd
                    (Singapore) ......................      2,332
        900      * Verint Systems, Inc ...............         10
  1,241,300      * VeriSign, Inc .....................      8,925
  2,098,543      * Veritas Software Corp .............     41,530
    154,766      * Verity, Inc .......................      1,716
      4,700      * Vertex Interactive, Inc ...........          0
    425,365     e* VerticalNet, Inc ..................         68
    191,590      * Vialta, Inc (Class A) .............        163
    245,951      * Viasystems Group, Inc .............         17
    136,556      * Vicor Corp ........................        955
    196,645      * Viewpoint Corp ....................        948
  1,344,071      * Vignette Corp .....................      2,648
     47,006      * Virage Logic Corp .................        612
     23,578        Virco Manufacturing Corp ..........        309
    822,476      * Vishay Intertechnology, Inc .......     18,095
      9,600     e* Visual Networks, Inc ..............         14
  1,060,882      * Vitesse Semiconductor Corp ........      3,299
    357,906      * Vitria Technology, Inc ............        344
     38,714      * Volt Information Sciences, Inc ....        948
    206,790        Wallace Computer Services, Inc ....      4,446
    117,273      * WatchGuard Technologies, Inc ......        603
     20,400      * Wave Systems Corp (Class A) .......         30
    119,765     e* WebEx Communications, Inc .........      1,904
    136,175      * webMethods, Inc ...................      1,348
    112,394      * Websense, Inc .....................      2,874
     93,988      * Wesco International, Inc ..........        592
    996,813      * Western Digital Corp ..............      3,240
     86,189      * White Electronic Designs Corp .....        648


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 43

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 TECHNOLOGY--(CONTINUED)
     77,955      * Wilson Greatbatch
                     Technologies, Inc ..............   $   1,986
    351,466      * Wind River Systems, Inc ..........       1,761
    121,155      * Wireless Facilities, Inc .........         594
     65,855      * Witness Systems, Inc .............         486
     46,382      * WJ Communications, Inc ...........          54
    256,922      e WM-Data AB (B Shs) ...............         487
     60,055        Woodhead Industries, Inc .........       1,029
     92,000        Woodland Corp ....................         346
    122,547      * Xicor, Inc .......................         495
  3,838,483      * Xilinx, Inc ......................      86,097
    217,853     e* Xybernaut Corp ...................         120
        300      * Yahoo Japan Corp .................       6,458
    174,322        Yamaha Corp ......................       1,696
    139,749      * Zebra Technologies Corp (Class A)        6,739
      1,440     f* Zebra Technologies Corp (Class B)           69
     44,637      e Zixit Corp .......................         245
    145,734      * Zoran Corp .......................       3,339
     80,642      * Zygo Corp ........................         649
                                                       ----------
                   TOTAL TECHNOLOGY .................  11,308,729
                                                       ----------
 TRANSPORTATION--1.21%
     56,268      * Air Canada .......................         261
    670,791        Air France .......................      11,229
    259,555        Airborne, Inc ....................       4,983
    330,396      * Airtran Holdings, Inc ............       1,768
    142,897      * Alaska Air Group, Inc ............       3,730
     24,647     e* Alitalia S.p.A. ..................          16
  8,894,000     e* All Nippon Airways Co Ltd ........      23,003
    126,178     e* America West Holdings Corp
                    (Class B) .......................         346
    955,083        AMR Corp .........................      16,103
     13,521      * Amtran, Inc ......................          93
    108,265      * Arkansas Best Corp ...............       2,759
    452,038        Associated British Ports
                     Holdings plc ...................       3,101
    217,950      * Atlantic Coast Airlines
                     Holdings, Inc ..................       4,730
     84,986      * Atlas Air Worldwide Holdings, Inc          314
     36,865        Attica Enterprise Holding S.A. ...         130
    162,278      * BE Aerospace, Inc ................       2,139
     39,198        Bergesen DY A/S (A Shs) ..........         836
     39,804        Bergesen DY A/S (B Shs) ..........         764
  2,939,176      e Brambles Industries Ltd ..........      15,577
  2,175,719        Brambles Industries plc ..........      10,886
    766,100      * British Airways plc ..............       2,175
  1,994,953        Burlington Northern Santa Fe Corp       59,849
    349,549        C.H. Robinson Worldwide, Inc .....      11,720
    300,407        Canadian National Railway Co .....      15,561
    721,234        Canadian National Railway Co
                    (Canada) ........................      37,956
    734,644      e Canadian Pacific Railway Ltd .....      18,167
  1,487,800        Cathay Pacific Airways Ltd .......       2,279
      1,521      e Central Japan Railway Co .........       9,264
      4,324        CMB Compagnie Maritime Belge S.A.          246
    256,064        CNF, Inc .........................       9,725
     73,553      * Consolidated Freightways Corp ....         241
    485,677      * Continental Airlines, Inc
                    (Class B) .......................       7,664
     37,012      * Covenant Transport, Inc
                    (Class A) .......................         787
     99,289        CP Ships Ltd .....................       1,014
  1,381,388        CSX Corp .........................      48,418
         99        Dampskibsselskabet Af 1912
                    (B Shs) .........................         744
        311        Dampskibsselskabet Svendborg
                    (B Shs) .........................        3,060
    741,078        Delta Air Lines, Inc .............      14,822
    775,855      * Deutsche Lufthansa AG. (Regd) ....      10,881
     16,713        DSV, DE Sammensluttede Vognmaend .         502
     10,213        East Japan Railway Co ............      47,802
  8,000,000      * EasyJet plc Rts ..................       9,756
    184,511      * EGL, Inc .........................       3,129
    140,972        Exel plc .........................       1,795
    613,400        Expeditors International Of
                     Washington, Inc ................      20,340
    115,847      * Express Jet Holdings, Inc ........       1,512
  1,653,976        Fedex Corp .......................      88,322
    922,425        Firstgroup plc ...................       3,543
     85,638        Florida East Coast Industries,
                     Inc (Class A) ..................       2,167
     80,557      * Forward Air Corp .................       2,641
    151,603      * Frontier Airlines, Inc ...........       1,233
     41,976        Frontline Ltd ....................         400
     58,892      * Genesee & Wyoming, Inc (Class A) .       1,329
    975,000        Hankyu Corp ......................       3,213
    132,023      * Heartland Express, Inc ...........       3,159

     83,859      * Hunt (J.B.) Transport Services,
                     Inc ............................       2,476
    414,766      e Japan Airlines Co Ltd ............       1,170
      1,400      * Jetblue Airways Corp .............          64
    520,032        Kamigumi Co Ltd ..................       2,174
    312,319      * Kansas City Southern Industries,
                     Inc ............................       5,309
         25        Kawasaki Kisen Kaisha Ltd ........           0
    231,619      e Keihin Electric Express Railway
                     Co Ltd .........................       1,047
    358,000        Keio Electric Railway Co Ltd .....       1,792
  1,591,135      * Kinki Nippon Railway Co Ltd ......       5,191
     19,993        KLM (Royal Dutch Airlines) NV ....         239
     92,615      * Knight Transportation, Inc .......       2,148
     43,863      * Landstar System, Inc .............       4,687
  2,352,483        Mayne Group Ltd ..................       5,468
    157,528      * Mesa Air Group, Inc ..............       1,449
     58,957      * Mesaba Holdings, Inc .............         346
     71,909      * Midwest Express Holdings, Inc ....         949
    606,526        Mitsui O.S.K. Lines Ltd ..........       1,275
  1,800,000        Mitsui-Soko Co Ltd ...............       3,634
  1,885,900        MTR Corp .........................       2,442
  1,138,837      * Neptune Orient Lines Ltd .........         657
  1,786,000        Nippon Express Co Ltd ............       9,462
  1,347,826        Nippon Yusen Kabushiki Kaisha ....       4,644
  2,121,333        Norfolk Southern Corp ............      49,597
    667,561      * Northwest Airlines Corp ..........       8,051
    144,296        Overseas Shipholding Group, Inc ..       3,042
     15,135      * P.A.M. Transportation Services ...         363
    496,814        Peninsular And Oriental Steam
                     Navigation Co ..................       1,825
    140,366      * Railamerica, Inc .................       1,519
    782,241      * Railtrack Group plc ..............           0
     64,984        Roadway Corp .....................       2,335
    382,768      * Ryanair Holdings plc .............       2,363
    224,197      * Ryanair Holdings plc (Spon ADR) ..       7,818
    279,899        Ryder System, Inc ................       7,582
    959,720        Sabre Holdings Corp ..............      34,358
     80,095      * SAS AB ...........................         553
    284,000      e Seino Transportation Co Ltd ......       1,753
    336,000        SembCorp Logistics Ltd ...........         420
    173,352        Shurgard Storage Centers, Inc
                    (Class A) .......................       6,015
    842,061        Singapore Airlines Ltd ...........       6,148
    269,260        Skywest, Inc .....................       6,298
    784,000        SMRT Corp Ltd ....................         297
  4,278,210        Southwest Airlines Co ............      69,136
  2,733,518        Stagecoach Group plc .............       2,615
    868,000      e Sumitomo Warehouse Co Ltd ........       2,390
    307,590      * Swift Transportation Co, Inc .....       7,167
         96      * Swissair Group ...................           0
    935,000        Tobu Railway Co Ltd ..............       2,613
        327        Tokyu Corp .......................           1
    375,181     e* U.S. Airways Group, Inc ..........       1,388
     26,940      * U.S. Xpress Enterprises, Inc
                    (Class) A .......................         353
    297,164     e* UAL Corp .........................       3,399
  1,465,171        Union Pacific Corp ...............      92,716
  1,415,826        United Parcel Service, Inc
                    (Class B) .......................      87,427
    142,314        USFreightways Corp ...............       5,389


44 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - Stock Account - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 TRANSPORTATION--(CONTINUED)
    197,770        Werner Enterprises, Inc ..........   $   4,214
      1,957        West Japan Railway Co ............       7,902
  1,363,893      e Yamato Transport Co Ltd ..........      24,863
    148,555      * Yellow Corp ......................       4,813
                                                        ---------
                   TOTAL TRANSPORTATION .............   1,061,530
                                                        ---------
 UTILITIES--7.36%
 22,836,019        A T & T Corp .....................     244,345
    223,506      * A T & T Latin America Corp
                    (Class A) .......................         121
 19,866,240      * A T & T Wireless Services, Inc ...     116,218
      5,309        ACEA S.p.A. ......................          28
    509,536     b* Adelphia Business Solutions, Inc .           5
  2,129,944      * AES Corp .........................      11,544
    295,017        AGL Resources, Inc ...............       6,844
    120,011     e* AirGate PCS, Inc .................         120
    365,724      * Alamosa Holdings, Inc ............         516
     54,684      * Alaska Communications Systems
                     Group, Inc .....................         260
    117,400        Aliant, Inc ......................       2,158
    730,376        Allegheny Energy, Inc ............      18,807
    460,921     e* Allegiance Telecom, Inc ..........         843
    143,709      * Allen Telecom, Inc ...............         618
    437,251        Allete, Inc ......................      11,850
    664,267        Alliant Energy Corp ..............      17,072
  1,608,753        Alltel Corp ......................      75,611
    746,420        Ameren Corp ......................      32,104
  1,704,119        American Electric Power Co, Inc ..      68,199
    927,915      * American Tower Corp (Class A) ....       3,201
    726,915        Aquila, Inc ......................       5,815
      9,022        Athens Water Supply & Sewage .....          47
    220,054        Atmos Energy Corp ................       5,158
    986,869        Australian Gas Light Co Ltd ......       5,457
    118,038      * Autoroutes Du Sud De La France ...       3,206
 10,557,885      e Autostrade-Concessioni e
                     Costruzioni Autostrade S.p.A. ..      87,482
    256,015        Avista Corp ......................       3,533
    683,284        AWG plc ..........................       5,728
    778,105        BCE, Inc .........................      13,501
 10,669,031        BellSouth Corp ...................     336,074
    141,743        Black Hills Corp .................       4,906
    421,162      e Bouygues S.A. ....................      11,767
  1,629,322        Brisa-Auto Estradas de Portugal S.A.     9,172
  1,180,873      * Broadwing, Inc ...................       3,070
 38,648,218        BT Group plc .....................     148,457
  2,135,122        Cable & Wireless plc .............       5,443
  1,975,484     e* Calpine Corp .....................      13,888
     62,051        Cascade Natural Gas Corp .........       1,297
     23,875      * Centennial Communications Corp ...          58
     56,974        Central Vermont Public Service Corp      1,026
    754,410        Centurytel, Inc ..................      22,255
     88,393        CH Energy Group, Inc .............       4,353
     64,841      * Chiles Offshore, Inc .............       1,572
     40,467     e* Choice One Communications, Inc ...          36
    741,229      e Chubu Electric Power Co, Inc .....      13,018
    861,884        Cinergy Corp .....................      31,019
  1,507,943        Citizens Communications Co .......      12,606
    217,678        Cleco Corp .......................       4,767
  2,694,545        CLP Holdings Ltd .................      10,709
  4,270,416        CMS Energy Corp ..................      46,889
     60,624        Commonwealth Telephone
                     Enterprises, Inc ...............       2,440
    421,092        Conectiv .........................      10,868
     37,492        Connecticut Water Service, Inc ...       1,143
  1,128,029        Consolidated Edison, Inc .........      47,095
    866,380        Constellation Energy Group, Inc ..      25,420
    594,325        Contact Energy Ltd ...............       1,152
  1,052,111      * Crown Castle International Corp ..       4,135
     83,508        CT Communications, Inc ...........       1,353
      7,543        D&E Communications, Inc ..........          79
  3,650,436      e Deutsche Telekom AG. (Regd) ......      34,321
    148,007      * Dobson Communications Corp
                    (Class A) .......................         127
  1,386,909        Dominion Resources, Inc ..........      91,813
    654,023        DPL, Inc .........................      17,299
    302,044        DQE, Inc .........................       4,229
    954,190        DTE Energy Co ....................      42,595
  4,408,943        Duke Energy Corp .................     137,118
  1,364,413        Dynegy, Inc (Class A) ............       9,824
     26,344     e* E.Biscom S.p.A. ..................         768
  2,226,434      e E.ON AG. .........................     129,731
  1,935,637      * Edison International .............      32,906
  2,818,623        El Paso Corp .....................      58,092
    273,628        El Paso Electric Co ..............       3,790
     28,367        Electrabel S.A. ..................       6,556
      2,000      * Electrabel S.A. (Strip VVPR) .....           2
  2,454,121        Electricidade De Portugal S.A. ...       4,750
    106,037        Empire District Electric Co ......       2,174

  3,603,352      e Endesa S.A. ......................      52,348
  3,992,893      e Enel S.p.A. ......................      22,872
    164,324        Energen Corp .....................       4,519
    623,327        Energy East Corp .................      14,087
     19,729        Energysouth, Inc .................         632
  4,267,018   b,e* Enron Corp .......................         452
  2,803,409        Entergy Corp .....................     118,977
  1,399,464        Equitable Resources, Inc .........      48,002
  1,708,168        Exelon Corp ......................      89,337
  1,598,845        FirstEnergy Corp .................      53,369
      2,507     e* Focal Communications Corp ........           6
     13,813     e* Focal Communications Corp Wts
                     12/14/07 .......................           0
    884,905        FPL Group, Inc ...................      53,085
    551,203      e France Telecom S.A. ..............       5,133
    215,437      * General Communication, Inc
                    (Class A) .......................        1,437
     44,918     e* Genuity, Inc (Class A) ...........         171
    883,000     b* Geotek Communications, Inc .......           9
    591,361      * GN Store Nord ....................       2,170
     61,547      * Golden Telecom, Inc ..............       1,083
    334,860        Great Plains Energy, Inc .........       6,814
    186,482        Hawaiian Electric Industries, Inc        7,935
    517,201        Hellenic Telecommunications
                     Organization S.A. ..............       8,173
     66,064        Hickory Tech Corp ................         991
  2,064,511        Hongkong Electric Holdings Ltd ...       7,715
  1,689,823      e Iberdrola S.A. ...................      24,616
    209,254        Idacorp, Inc .....................       5,796
    151,397      * IDT Corp .........................       2,562
    106,366      * IDT Corp (Class B) ...............       1,712
     70,095     b* Impsat Fiber Networks, Inc .......           2
    500,000      * International Power plc ..........       1,280
    132,182   b,e* ITC Deltacom, Inc ................           8
     13,292        Japan Telecom Co Ltd .............      38,037
  1,501,403        Kansai Electric Power Co, Inc ....      23,737
    589,145        Kelda Group plc ..................       3,835
    734,701        KeySpan Corp .....................      27,661
    492,734        Kinder Morgan, Inc ...............      18,734
  2,684,537      * KPN NV ...........................      12,567
    511,704        Kyushu Electric Power Co, Inc ....       7,582
    103,772        Laclede Group, Inc ...............       2,437
    155,156     e* Leap Wireless International, Inc .         168
  7,469,371     e* Level 3 Communications, Inc ......      22,035
     87,996        Madison Gas & Electric Co ........       2,451
    122,333     e* McLeodUSA, Inc (Class A) .........          49
  3,030,891     e* McLeodUSA, Inc (Class A) Escrow ..           0
    368,413        MDU Resources Group, Inc .........       9,686
     91,514     b* Metricom, Inc ....................           1


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 45

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 UTILITIES--(CONTINUED)
  2,639,153     b* Metromedia Fiber Network, Inc
                    (Class A) ........................  $      26
     37,671        Middlesex Water Co ................        990
  2,200,204      * Mirant Corp .......................     16,061
     43,000      * NATCO Group, Inc (Class A) ........        374
    937,362        National Fuel Gas Co ..............     21,100
  3,815,174        National Grid Group Plc ...........     27,100
      2,962        National Grid Group plc (Spon ADR)         104
     35,141     b* NEON Communications, Inc ..........          1
     86,857     b* Network Plus Corp .................          0
    145,399        New Jersey Resources Corp .........      4,340
    248,341     b* Newpower Holdings, Inc ............          5
  2,884,862      * Nextel Communications, Inc (Class A)     9,260
    266,150      * Nextel Partners, Inc (Class A) ....        801
    327,178        Nicor, Inc ........................     14,968
     18,554        Nippon Telegraph & Telephone Corp .     76,315
  1,048,194        NiSource, Inc .....................     22,882
    314,962      * NiSource, Inc (Sails) .............        655
     74,069        North Pittsburgh Systems, Inc .....      1,192
    735,752        Northeast Utilities ...............     13,839
    131,718        Northwest Natural Gas Co ..........      3,787
    154,476      e Northwestern Corp .................      2,618
    298,429        NSTAR .............................     13,364
     93,179     e* NTELOS, Inc .......................        131
    906,690     b* NTL, Inc ..........................         29
     25,560        NTT Docomo, Inc ...................     62,909
     78,645        NUI Corp ..........................      2,163
      3,145        Oesterreichische
                     Elektrizitaetswirtschafts AG.
                     (A Shs) .........................        273
    447,009        OGE Energy Corp ...................     10,219
     88,297      * Oil States International, Inc .....      1,051
     99,141     b* Omnisky Corp ......................          0
    286,643        Oneok, Inc ........................      6,292
    131,875        Otter Tail Corp ...................      4,157
  2,310,701      * P G & E Corp ......................     41,338
 37,513,737      * Pacific Century Cyberworks Ltd ....      8,849
     19,168        Panafon Hellenic Telecom S.A. .....         97
    201,354        Peoples Energy Corp ...............      7,341
    127,929      * Petroquest Energy, Inc ............        713
    166,028        Piedmont Natural Gas Co, Inc ......      6,140
    195,829     b* Pinnacle Holdings, Inc ............          2
    633,273        Pinnacle West Capital Corp ........     25,014
    213,911        PNM Resources, Inc ................      5,177
  5,780,628        Portugal Telecom SGPS S.A. (Regd) .     40,819
    574,594        Potomac Electric Power Co .........     12,342
    847,349        PPL Corp ..........................     28,030
    262,014      * Price Communications Corp .........      4,192
  1,133,465        Progress Energy, Inc ..............     58,952
    496,039      * Progress Energy, Inc (Cvo) ........        223
  1,121,774        Public Service Enterprise Group,
                     Inc .............................     48,573
    455,796        Puget Energy, Inc .................      9,412
    721,184        Questar Corp ......................     17,813
     45,930      * Quicksilver Resources, Inc ........      1,187
  8,884,248      * Qwest Communications International,
                     Inc .............................     24,876
    933,650     e* RCN Corp ..........................      1,279
  2,382,805        Reliant Energy, Inc ...............     40,269
    596,502     e* Reliant Resources, Inc ............      5,219
    204,011        RGS Energy Group, Inc .............      7,997
     39,164      * Rural Cellular Corp (Class A) .....         41
    848,691      e RWE AG. ...........................     33,485
    200,306      * SBA Communications Corp ...........        282
 19,995,804        SBC Communications, Inc ...........    609,488
    598,943        Scana Corp ........................     18,489
  1,642,181        Scottish & Southern Energy plc ....     16,246
  3,073,423        Scottish Power plc ................     16,526
     91,234      e SEMCO Energy, Inc .................        826
  1,190,743        Sempra Energy .....................     26,351
    570,779        Severn Trent plc ..................      6,290
  1,156,963      * Sierra Pacific Resources ..........      9,024
  9,220,530        Singapore Telecommunications Ltd ..      7,150
    711,772        Skyworks Solutions, Inc ...........      3,950
    510,795      * Sonera Oyj ........................      1,942
     61,529        South Jersey Industries, Inc ......      2,077
  6,395,580        Southern Co .......................    175,239
    187,073        Southern Union Co .................      3,180
    157,295        Southwest Gas Corp ................      3,893
     46,365        Southwest Water Co ................        878
    141,729      * Southwestern Energy Co ............      2,153
    361,831     e* Spectrasite Holdings, Inc .........         65
  4,236,272        Sprint Corp (FON Group) ...........     44,947
 10,992,747      * Sprint Corp (PCS Group) ...........     49,138
    621,743        Suez ..............................     16,014
  1,405,727      e Suez S.A. .........................     37,484
    179,914      e Swisscom AG. (Regd) ...............     52,344
    346,285      * Talk America Holdings, Inc ........      1,430
    262,286        TDC A/S ...........................      7,253

    763,538        Teco Energy, Inc ..................     18,898
    135,122     e* Tele2 AB (B Shs) ..................      2,485
  4,082,842      e Telecom Corp Of New Zealand Ltd ...      9,776
  6,549,219      e Telecom Italia S.p.A. .............     51,291
  8,361,396      e Telecom Italia S.p.A.(Rnc) ........     44,344
 10,429,519      * Telefonica S.A. ...................     87,552
      7,121      * Telefonica S.A. (Spon ADR) ........        177
    306,555      * Telekom Austria AG. ...............      2,458
    581,489        Telenor ASA .......................      2,061
    276,943        Telephone & Data Systems, Inc .....     16,769
  1,322,879      e Telia AB ..........................      3,685
  5,060,180        Telstra Corp Ltd ..................     13,238
    105,881        Telus Corp ........................        753
      1,974        Telus Corp (Non-Vote) .............         13
  7,358,331      e TIM S.p.A. ........................     30,159
    451,224      * Time Warner Telecom, Inc (Class A)         758
    119,030     e* Tiscali S.p.A. ....................        723
    602,170        Tohoku Electric Power Co, Inc .....      8,440
  2,289,382        Tokyo Electric Power Co, Inc ......     47,083
    169,255        TransAlta Corp ....................      2,248
    109,836      * Triton PCS Holdings, Inc (Class A)         428
  1,423,131        TXU Corp ..........................     73,362
     84,070      * U.S. Cellular Corp ................      2,140
    444,691      * U.S. Unwired, Inc (Class A) .......      1,245
    287,547      * Ubiquitel, Inc ....................        199
    146,404        UGI Corp ..........................      4,676
     65,366        UIL Holdings Corp .................      3,560
    208,379      e Union Fenosa S.A. .................      3,828
    170,968        Unisource Energy Corp .............      3,180
    502,538        United Utilities plc ..............      4,680
     21,792        Unitil Corp .......................        651
     17,070      * Vast Solutions, Inc (Class B1) ....          0
     17,070      * Vast Solutions, Inc (Class B2) ....          0
     17,070      * Vast Solutions, Inc (Class B3) ....          0
    362,945        Vectren Corp ......................      9,110
 21,397,037        Verizon Communications, Inc .......    859,091
210,567,187        Vodafone Group plc ................    288,871
  2,246,484        Vodafone Group plc (Spon ADR) .....     30,665
     99,784      * West Corp .........................      2,201
    370,861        Westar Energy, Inc ................      5,693
    110,091        Western Gas Resources, Inc ........      4,118
    326,086      * Western Wireless Corp (Class A) ...      1,057
    256,512        WGL Holdings, Inc .................      6,644
  2,376,901   b,e* Williams Communications Group,
                     Inc .............................         50

46 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                             VALUE (000)
  ---------                                             -----------

 UTILITIES--(CONTINUED)
  2,520,645        Williams Cos, Inc .................   $ 15,099
    110,000     b* WinStar Communications, Inc .......          0
    572,558        Wisconsin Energy Corp .............     14,469
    640,317    b,e WorldCom, Inc (MCI Group) .........        576
 15,761,849   b,e* WorldCom, Inc (WorldCom Group) ....      1,419
    164,377        WPS Resources Corp ................      6,712
  5,852,623        XCEL Energy, Inc ..................     98,149
    495,000   b,e* XO Communications, Inc (Class A) ..         10
                                                        ---------
                   TOTAL UTILITIES ...................  6,440,665
                                                        ---------
                   TOTAL COMMON STOCK
                    (Cost $77,971,734) ............... 86,871,316
                                                       ----------
  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--2.19%
 CERTIFICATES OF DEPOSIT--0.02%
                 Toronto Dominion Bank
$20,000,000        2.000%, 09/04/02 ..................     20,007
                                                       ----------
                 TOTAL CERTIFICATES OF DEPOSIT .......     20,007
                                                       ----------
 COMMERCIAL PAPER--1.80%
                 American Honda Finance Corp
 22,000,000        1.770%, 07/25/02 ..................     21,971
 50,000,000        1.770%, 09/05/02 ..................     49,830
                 Asset Securitization Coop Corp
 13,800,000      c 1.780%, 07/11/02 ..................     13,791
                 Beta Finance, Inc
 59,500,000      c 1.810%, 07/30/02 ..................     59,406
 12,000,000      c 1.800%, 08/02/02 ..................     11,979
 28,700,000        1.810%, 08/22/02 ..................     28,622
                 Bombardier Capital, Inc
 25,000,000      c 1.950%, 07/19/02 ..................     24,971
 22,000,000      c 1.950%, 07/22/02 ..................     21,970
                 Canadian Wheat Board
  7,900,000        2.030%, 09/09/02 ..................      7,872
 20,000,000        2.030%, 09/10/02 ..................     19,927
                 Ciesco Lp
 47,750,000      c 1.790%, 07/25/02 ..................     47,687
                 Conoco, Inc
 20,000,000      c 2.100%, 07/01/02 ..................     19,997
 20,000,000      c 1.930%, 07/25/02 ..................     19,970
 25,000,000      c 1.920%, 07/29/02 ..................     24,956
 10,000,000      c 1.910%, 07/30/02 ..................      9,982
                 Corporate Asset Funding Corp, Inc
 40,000,000      c 1.810%, 07/24/02 ..................     39,949
 25,000,000      c 1.790%, 07/26/02 ..................     24,966
                 Delaware Funding Corp
 60,000,000    c,d 1.830%, 07/25/02 ..................     59,920
 12,057,000      c 1.820%, 08/07/02 ..................     12,033
                 Edison Asset Securitization, LLC
 50,000,000      c 1.770%, 08/19/02 ..................     49,872
                 Ford Motor Credit Corp
 25,000,000        1.970%, 07/19/02 ..................     24,971
 20,000,000        1.970%, 07/29/02 ..................     19,965
 10,000,000        2.030%, 08/05/02 ..................      9,979
                 Gannett, Inc
 22,500,000      c 1.770%, 07/08/02 ..................     22,489
                 General Electric Capital Corp
 50,000,000      d 2.110%, 08/22/02 ..................     49,865
 50,000,000      d 1.830%, 08/29/02 ..................     49,848
                 General Mills
 55,000,000    c,d 2.010%, 07/10/02 ..................     54,962
 20,000,000      c 2.010%, 07/19/02 ..................     19,976
                 General Motors Acceptance Corp
 25,000,000        2.040%, 07/23/02 ..................     24,965
 50,000,000        2.030%, 07/29/02 ..................     49,913
                 Govco, Inc
 20,000,000      c 1.780%, 07/09/02 ..................     19,989
 19,421,000      c 1.860%, 07/10/02 ..................     19,409
 30,000,000      c 1.850%, 07/12/02 ..................     29,979
 30,000,000      c 1.800%, 08/23/02 ..................     29,917
                 Greyhawk Funding LLC
 35,300,000      c 1.770%, 08/15/02 ..................     35,217
 50,000,000      c 1.810%, 08/23/02 ..................     49,862
                 Ingersoll Rand Co
  5,000,000      c 2.100%, 07/01/02 ..................      4,999
                 Kitty Hawk Funding Corp
 15,135,000      c 2.080%, 08/15/02 ..................     15,099
                 McGraw-Hill, Inc
 20,000,000        1.800%, 08/14/02 ..................     19,954
                 Newell Rubbermaid, Inc
 14,060,000      c 1.900%, 07/16/02 ..................     14,046
 16,000,000      c 1.900%, 07/18/02 ..................     15,983
 19,900,000      c 1.920%, 08/05/02 ..................     19,860

                 Paccar Financial Corp
 30,200,000      d 1.800%, 07/24/02 ..................     30,161
  7,300,000        1.780%, 08/13/02 ..................      7,283
                 Park Avenue Receivables Corp
 20,000,000      c 1.790%, 08/06/02 ..................     19,962
                 Receivables Capital Corp
 37,000,000      c 1.850%, 07/15/02 ..................     36,969
    351,000      c 1.810%, 08/08/02 ..................        350
 12,900,000      c 1.800%, 08/13/02 ..................     12,871
                 SBC International, Inc
 75,000,000      c 1.780%, 07/23/02 ..................     74,908
                 Schering Corp
 40,000,000        1.970%, 07/12/02 ..................     39,972
 20,000,000        2.000%, 07/23/02 ..................     19,976
                 Sigma Finance, Inc
 25,000,000      c 1.860%, 07/15/02 ..................     24,979
 25,000,000      c 1.860%, 07/26/02 ..................     24,966
 25,000,000      c 1.810%, 07/31/02 ..................     24,959
                 The Stanley Works
 11,000,000      c 1.830%, 07/19/02 ..................     10,989
 30,000,000      c 1.790%, 08/08/02 ..................     29,940
                 Verizon Network Funding Corp
 25,000,000        1.800%, 08/27/02 ..................     24,926
                 Wal-Mart Stores
 20,000,000      c 1.760%, 07/30/02 ..................     19,969
                                                        ---------
                 TOTAL COMMERCIAL PAPER ..............  1,574,098
                                                        ---------
U.S. GOVERNMENT AGENCY NOTE--0.03%
                 Federal Home Loan Bank (FHLB)
 25,000,000        6.250%, 11/15/02 ..................     25,424
                                                        ---------
                 TOTAL U.S. GOVERNMENTAGENCYNOTE .....     25,424
                                                        ---------
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--0.29%
                 Federal Home Loan Bank (FHLB)
 25,000,000        1.725%, 09/18/02 ..................     24,901
 22,900,000        1.730%, 09/20/02 ..................     22,808
 30,000,000      d 2.300%, 02/27/03 ..................     29,618
 25,000,000      d 2.330%, 02/28/03 ..................     24,680
 40,000,000        2.850%, 04/16/03 ..................     40,312
                 Federal Home Loan Mortgage Corp (FHLMC)
 11,700,000        1.780%, 08/15/02 ..................     11,673
  5,000,000        1.810%, 08/21/02 ..................      4,987
 16,600,000        1.720%, 09/05/02 ..................     16,545
 15,000,000        1.710%, 09/05/02 ..................     14,950
                 Federal National Mortgage Association (FNMA)
 14,000,000        1.800%, 07/01/02 ..................     13,998
 20,000,000        1.770%, 07/17/02 ..................     19,981
  2,025,000        1.760%, 07/31/02 ..................      2,022
  1,000,000        1.760%, 08/07/02 ..................        998


 SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 47

      Statement of Investments - STOCK ACCOUNT - (Unaudited) June 30, 2002
-------------------------------------------------------------------------------

  PRINCIPAL                                             VALUE (000)
  ---------                                             -----------

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--(CONTINUED)
$25,000,000        1.710%, 08/16/02 ..................  $  24,941
    700,000        1.740%, 08/21/02 ..................        698
                                                        ---------
                 TOTAL U.S. GOVERNMENT AND
                    AGENCIES DISCOUNT NOTES               253,112
                                                        ---------
VARIABLE RATE NOTES--0.05%
                 Ford Motor Credit Corp
 20,000,000        2.240%, 07/16/02 ..................     20,000
                 Sigma Finance, Inc
 25,000,000        1.870%, 02/18/03 ..................     24,993
                                                        ---------
                 TOTAL VARIABLE RATE NOTES                 44,993
                                                        ---------
                 TOTAL SHORT TERM INVESTMENTS
                  (Cost $1,917,291) ..................  1,917,634
                                                        ---------
                 TOTAL PORTFOLIO--101.58%
                  (Cost $80,072,155) ................. 88,880,647

                 OTHER ASSETS & LIABILITIES,
                     NET--(1.58)%                      (1,381,481)
                                                       -----------
                 NET ASSETS--100%                      $87,499,166
                                                       ===========

--------------
*  Non-income producing
a  Affiliated holding
b  In bankcruptcy
c Commerical Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2002, the value of these securities amounted to $126,837,785 or 0.14% of net assets.



Additional information on each restricted security is as follows:

SECURITY                       ACQUISITION DATE     ACQUISITION COST
--------                       ----------------     ----------------
Baring Vostok L.P.                 02/12/01          $ 7,513,089
BB Bioventures L.P.                03/24/98           14,724,615
Belo (A.H.) Corp (Class B)         05/23/88            1,900,588
Dow Jones & Co, Inc (Class B)      07/31/86            6,128,067
Genesoft Series C Financing        06/20/00            7,000,000
Genesoft Series D Financing        08/09/01            2,000,000
Hafnia Holdings AS (REGD)
 (Class A)                         08/30/91              136,697
Hafnia Holdings AS (REGD)
 (Class B)                         07/29/88              159,638
International Hydron
 Liquidating Trust                 11/13/97                    0
Lee Enterprises, Inc (Class B)     03/31/86               60,768
MPM Bioventures II-QP, LP          02/28/00           14,321,388
Netgenics, Inc CV Series D         03/20/98            5,517,450
Netgenics, Inc Stock
  Options 03/20/08                 06/08/98                    0
Power Pacific LTD                  05/29/91              157,863
Promet Berhad                      09/29/00                6,669
Silverstone Berhad                 09/29/00                1,173
Skyline Venture Partners
   Qualified II                    02/15/00            2,756,252
Wrigley (WM) Jr Co (Class B)       04/30/86            2,007,603
Zebra Technology Corp (Class B)    10/29/98               43,233
                                                      ----------
                                                     $64,435,093
                                                     ===========

     Transactions with Affiliated Companies--JANUARY 1, 2002 - JUNE 30, 2002
--------------------------------------------------------------------------------

                       VALUE AT        PURCHASE                     REALIZED      DIVIDEND      SHARES AT         VALUE AT
ISSUE              DECEMBER 31, 2001     COST         PROCEEDS     GAIN (LOSS)     INCOME     JUNE 30, 2002     JUNE 30, 2002
-------              ---------------   ---------    ------------   ----------    ----------   -------------     -------------
Autoliv, Inc        $125,821,404     $ 7,043,259    $21,944,477      $ 34,641     $1,293,335      5,494,946      $138,472,639
Baring Vostok L.P.     5,092,719       2,420,369             --            --        118,241      7,513,087         7,513,087
Bethlelem Steel Corp   3,869,269              --        305,747    (1,980,641)            --      7,787,512         1,635,378
CMS Energy Corp               **      13,375,319      8,816,547    (1,783,627)     2,447,481             --              *
Martek Biosciences
  Corp                29,544,809          11,412      2,183,777     1,254,230             --      1,290,234        26,991,695
Max Re Capital Ltd            **       6,262,618         42,354        (4,939)        77,683      2,062,692        27,846,342
                    ------------     -----------    -----------    -----------     ----------                      -----------
TOTAL AFFILIATED
  TRANSACTIONS      $164,328,201     $29,112,977    $33,292,902    $(2,480,336)    $3,936,740                     $202,459,141
                    ============     ===========    ===========    ===========    ===========                     ============

----------
** Not an  Affiliate  as of December  31, 2001
 * Not an Affiliate as of June 30, 2002


48 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
-------------------------------------------------------------------------------

                               SUMMARY BY COUNTRY

                             VALUE (000)                         %
                             -----------                       -----
Domestic:
   United States .........   $3,256,857                        51.11%
                             ----------                        -----
   TOTAL DOMESTIC ........    3,256,857                        51.11
                             ----------                        -----
Foreign:
   Australia .............      102,943                         1.62
   Austria ...............        1,152                         0.02
   Belgium ...............       27,745                         0.44
   Bermuda ...............       27,828                         0.44
   Canada ................      129,336                         2.03
   Denmark ...............        8,376                         0.13
   Finland ...............       25,822                         0.41
   France ................      255,103                         4.00
   Germany ...............      139,990                         2.20
   Greece ................        3,213                         0.05
   Hong Kong .............       37,398                         0.59
   Ireland ...............       15,458                         0.24
   Italy .................       97,337                         1.53
   Japan .................      564,651                         8.85
   Korea .................       12,709                         0.20
   Luxembourg ............       14,193                         0.22
   Netherlands ...........      235,436                         3.69
   New Zealand ...........        1,444                         0.02
   Norway ................        6,540                         0.10
   Portugal ..............        3,759                         0.06
   Singapore .............       16,574                         0.26
   South Africa ..........        8,951                         0.14
   Spain .................       67,498                         1.06
   Sweden ................       38,618                         0.61
   Switzerland ...........      324,010                         5.08
   Thailand ..............        1,741                         0.03
   United Kingdom ........      686,007                        10.76
                             ----------                        -----
   TOTAL FOREIGN .........    2,853,832                        44.78
   SHORT TERM INVESTMENTS       261,644                         4.11
                             ----------                        -----
   TOTAL PORTFOLIO .......   $6,372,333                       100.00%
                             ==========                       ======




                              --------------------
  PRINCIPAL                                             VALUE (000)
  ---------                                             -----------
CORPORATE BONDS--0.00%
 AEROSPACE AND DEFENSE--0.00%
                 Bae Systems plc
    $21,776    (1) 7.450%, 11/30/03 ................         $ 16
                                                            -----
                 TOTAL AEROSPACE AND DEFENSE                   16
                                                            -----
 FINANCIAL SERVICES--0.00%
                 Amp Reinsurance Note
     25,973    (2) 7.000%, 02/10/05 ................            0
                                                            -----
                 TOTAL FINANCIAL SERVICES ..........            0
                                                            -----
                 TOTAL CORPORATE BONDS
                  (Cost $11) .......................           16
                                                            -----

-------------
(1) Denominated in British Pounds
(2) Denominated in Australian Dollars

   SHARES
   ------
PREFERRED STOCK--0.21%
 CONSUMER CYCLICAL--0.20%
      1,127      * Fiat S.p.A. ..........................      10
      7,423        MAN AG. ..............................     130
    914,434        News Corp Ltd ........................   4,199
      4,221        Porsche AG. ..........................   2,001

   SHARES                                               VALUE (000)
   ------                                               -----------

    520,550        Prosieben Media AG. ............       $ 5,012
     24,027        Volkswagen AG. .................           774
                                                         --------
                   TOTAL CONSUMER CYCLICAL ........        12,126
                                                         --------
 CONSUMER NON-CYCLICAL--0.01%
      4,688        Henkel Kgaa ....................           322
                                                         --------
                   TOTAL CONSUMER NON-CYCLICAL ....           322
                                                         --------
 HEALTH CARE--0.00%
      7,892        Fresenius Medical Care AG. .....           265
                                                         --------
                   TOTAL HEALTH CARE ..............           265
                                                         --------
                   TOTAL PREFERRED STOCK
                    (Cost $15,241) ................        12,713
                                                         --------
COMMON STOCK--98.09%
 AEROSPACE AND DEFENSE--1.14%
  1,742,008      * BAE Systems plc ................         8,896
      1,771      * Ballard Power Systems, Inc .....            29
     77,651        Boeing Co ......................         3,494
        466        CAE, Inc .......................             4
     52,308      e European Aeronautic Defense
                     And Space Co .................           804
    372,970        General Dynamics Corp ..........        39,665
     96,384      * General Motors Corp ............         1,003
     52,835        Lockheed Martin Corp ...........         3,672
     17,268        PerkinElmer, Inc ...............           191
     54,679        Raytheon Co ....................         2,228
     29,134        Rockwell Collins, Inc ..........           799
    226,530        Rolls-Royce plc ................           559
    710,252        Smiths Group plc ...............         9,224
                                                          -------
                   TOTAL AEROSPACE AND DEFENSE ....        70,568
                                                          -------
 BASIC INDUSTRIES--6.36%
    282,370        Abitibi-Consolidated, Inc ......         2,603
     11,021        ACS Actividades de Construccion y
                     Servicios S.A. ...............           355
    498,595        Air Products & Chemicals, Inc ..        25,164
    109,526        Akzo Nobel NV ..................         4,769
      2,700        Alcan, Inc .....................           101
    145,720        Alcan, Inc (U.S.) ..............         5,528
     87,258        Alcoa, Inc .....................         2,893
    127,761        Amcor Ltd ......................           591
     78,800      e Anglo American Platinum Corp Ltd         3,095
  1,000,100     e* Arcelor ........................        14,193
    177,642        Asahi Kasei Corp ...............           591
     19,816        Avery Dennison Corp ............         1,243
     91,532        Barratt Developments plc .......           586
    258,412        Barrick Gold Corp ..............         4,898
     42,499        Barrick Gold Corp (U.S.) .......           807
     71,752        BASF AG. .......................         3,327
     73,112        Bayer AG. ......................         2,318
     10,078        Berkeley Group plc .............           111
  2,210,332        BHP Billiton Ltd ...............        12,781
    626,419        BHP Billiton plc ...............         3,414
     19,339        Black & Decker Corp ............           932
    131,985        BOC Group plc ..................         2,050
      2,439        Boehler-Uddeholm AG. ...........           118
    195,718        Boral Ltd ......................           412
      9,501        Buderus AG. ....................           215
     18,141        Buhrmann NV ....................           167
     13,140        Cameco Corp ....................           334
        236        Carillion plc ..................             1
    164,169        Carter Holt Harvey Ltd .........           158
      5,077        Centex Corp ....................           293
     61,000        Cheung Kong Infrastructure
                     Holdings Ltd .................            98
     22,016        Ciba Specialty Chemicals AG.
                    (Regd) ........................         1,764
     55,036      e Compagnie De Saint-Gobain ......         2,470
  1,332,677      * Corus Group plc ................         1,706
     61,990      * CRH plc (Ireland) ..............         1,038


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 49

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 BASIC INDUSTRIES--(CONTINUED)
      8,452        CRH plc (United Kingdom) ..........      $ 138
    200,011        CSR Ltd ...........................        718
  2,426,221        Daicel Chemical Industries Ltd ....      8,279
    184,000      * Dainippon Ink & Chemicals, Inc ....        395
     26,795        Daito Trust Construction Co Ltd ...        502
     77,779        Daiwa House Industry Co Ltd .......        476
    102,779      e Dofasco, Inc ......................      2,079
    109,340        Domtar, Inc .......................      1,276
     96,399        Dow Chemical Co ...................      3,314
    161,193        Du Pont (E.I.) de Nemours & Co ....      7,157
     10,700        Falconbridge Ltd ..................        140
     53,000        Fletcher Building Ltd .............         71
    435,960      * Fletcher Challenge Forests Ltd ....         51
     15,506        Fluor Corp ........................        604
     17,462        Fomento de Construcciones y
                     Contratas S.A. ..................        426
        587        Forbo Holding AG. (Regd) ..........        215
      9,937        Fording, Inc ......................        186
     50,671        Georgia-Pacific Corp ..............      1,245
     40,677        Grupo Dragados S.A. ...............        725
    381,127        Grupo Ferrovial S.A. ..............     10,392
     28,615        Hanson plc ........................        204
      1,200        Heidelberger Zement AG. (Belgium) .         58
      3,109        Heidelberger Zement AG. (Germany) .        153
      1,200      * Heidelberger Zement AG. (Strip Vvpr)         0
      9,785        Hellenic Technodomiki S.A. ........         63
      3,714        Hoganas AB (B Shs) ................         80
      7,604        Holcim Ltd (Br) ...................      1,745
      6,144        Holmen AB (B Shs) .................        163
      1,349        Imerys S.A. .......................        173
    538,481        Imperial Chemical Industries plc ..      2,618
     78,989      * Inco Ltd ..........................      1,774
     82,756        International Paper Co ............      3,607
        310      * Ishihara Sangyo Kaisha Ltd ........          0
     29,486      e Italcementi S.p.A. ................        292
     20,881      * James Hardie Industries NV ........         76
    131,182      * Jefferson Smurfit Group plc .......        402
     23,000        JGC Corp ..........................        163
     20,000        JSR Corp ..........................        169
  2,140,000      e Kajima Corp .......................      6,070
     46,000        Kaneka Corp .......................        320
    154,000      * Kawasaki Steel Corp ...............        200
    531,734        Kimberly-Clark Corp ...............     32,968
     18,400        Lafarge S.A. (Br) .................      1,835
     14,306        L'Air Liquide S.A. ................      2,201
     58,556        Leighton Holdings Ltd .............        342
     27,771        Linde AG. .........................      1,412
    201,286        Lonza Group AG. (Regd) ............     15,553
     62,904        Masco Corp ........................      1,705
     58,893        Matsushita Electric Works Ltd .....        423
      1,425        Mayr-Melnhof Karton AG. ...........        103
     29,105        MeadWestvaco Corp .................        977
  2,747,226        MIM Holdings Ltd ..................      2,005
    353,182      * Mitsubishi Chemical Corp ..........        822
    138,642      * Mitsubishi Gas Chemical Co, Inc ...        252
     75,215        Mitsubishi Materials Corp .........        149
     81,000      * Mitsubishi Paper Mills Ltd ........        120
    119,000        Mitsui Chemicals, Inc .............        595
     98,000        Mitsui Mining & Smelting Co Ltd ...        292
      1,770      * New World Infrastucture Ltd .......          0
     23,896        Newcrest Mining Ltd ...............        102
  1,086,254        Newmont Mining Corp ...............     28,601
     57,000        Nippon Kayaku Co Ltd ..............        226
     66,000        Nippon Sanso Corp .................        227
      3,000        Nippon Shokubai Co Ltd ............         15
    716,207      * Nippon Steel Corp .................      1,117
         58        Nippon Unipac Holding .............        359
        684        Nishimatsu Construction Co Ltd ....          2
     34,000        Nissan Chemical Industries Ltd ....        197
    782,210      * NKK Corp ..........................        757
    109,453        Noranda, Inc ......................      1,378
     33,083        Norske Skogindustrier ASA .........        617
     11,469        Nova Chemicals Corp ...............        254
     54,043        Novar plc .........................        115
     12,849        Nucor Corp ........................        836
      7,158        Obayashi Corp .....................         20
    889,588        OJI Paper Co Ltd ..................      5,084
     76,000        Okumura Corp ......................        238
    157,121        OneSteel Ltd ......................        116
      5,452        Orica Ltd .........................         29
     72,174        Paperlinx Ltd .....................        197
    584,450        Patrick Corp Ltd ..................      5,381
      8,317        Pechiney S.A. (A Shs) .............        380
     10,622      * Phelps Dodge Corp .................        438
    412,727        Pilkington plc ....................        584
     41,218        Placer Dome, Inc ..................        461
     25,341        Potash Corp Of Saskatchewan .......      1,691
     32,684        PPG Industries, Inc ...............      2,023
    437,241        Praxair, Inc ......................     24,910

    115,061        Rexam plc .........................        745
    164,370        Rio Tinto Ltd .....................      3,093
    387,765        Rio Tinto plc .....................      7,111
      3,563        RMC Group plc .....................         36
     19,904        Rohm & Haas Co ....................        806
      7,073      * Royal Group Technologies Ltd ......        146
      3,190        Sapa AB ...........................         61
    219,800      e Sappi Ltd .........................      3,091
     10,979      * Sealed Air Corp ...................        442
     55,544        Sekisui Chemical Co Ltd ...........        190
    125,816        Sekisui House Ltd .................        925
     17,826        Sherwin-Williams Co ...............        534
    858,943        Shimizu Corp ......................      2,831
    279,384        Shin-Etsu Chemical Co Ltd .........     12,004
     11,920        Sigma-Aldrich Corp ................        598
     53,104        Skanska AB (B Shs) ................        367
     14,917        Solvay S.A. .......................      1,074
         61        Sons Of Gwalia Ltd ................          0
     16,088        Stanley Works .....................        660
    102,049        Stora Enso Oyj (R Shs) ............      1,430
     39,000      e Sumitomo Bakelite Co Ltd ..........        283
  1,011,860        Sumitomo Chemical Co Ltd ..........      4,601
     44,000        Sumitomo Forestry Co Ltd ..........        258
    157,502      * Sumitomo Metal Industries Ltd .....         70
    118,000        Sumitomo Metal Mining Co Ltd ......        534
     57,765        Svenska Cellulosa AB (B Shs) ......      2,055
      7,571        Svenskt Stal AB (Ssab) Series A ...         99
      3,444        Svenskt Stal AB (Ssab) Series B ...         43
      2,498        Syngenta AG. ......................        150
    153,037      * Taiheiyo Cement Corp ..............        285
     20,199        Taisei Corp .......................         47
     44,586        Taylor Woodrow plc ................        122
     32,653        Technical Olympic S.A. ............        143
     16,712        Teck Cominco Ltd (Class B) ........        151
      4,086        Temple-Inland, Inc ................        237
     88,811        ThyssenKrupp AG. ..................      1,360
    300,000        Tokyo Ohka Kogyo Co Ltd ...........      4,483
     64,000        Tosoh Corp ........................        206
    295,833        Tostem Inax Holding Corp ..........      5,047
     71,700        Toto Ltd ..........................        335
     50,100        Toyo Seikan Kaisha Ltd ............        659


50 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 BASIC INDUSTRIES--(CONTINUED)
     13,284        Transurban Group ..................  $      31
     10,838        Trelleborg AB (B Shs) .............        107
     29,000        Ube Industries Ltd ................         45
      3,510        Umicore ...........................        152
     44,585      e UPM-Kymmene Oyj ...................      1,755
    235,370      e Vinci S.A. ........................     15,958
      2,584        Voest-Alpine AG. ..................         85
     11,442        Vulcan Materials Co ...............        501
      1,146      * Washington Group International,
                     Inc Wts 03/11/03 ................          0
     14,022        Weyerhaeuser Co ...................        895
    105,280        Wimpey (George) plc ...............        430
    108,194        WMC Ltd ...........................        552
  2,122,698        Wolseley plc ......................     21,517
                                                        ---------
                   TOTAL BASIC INDUSTRIES ............    395,292
                                                        ---------
 CONSUMER CYCLICAL--11.44%
     59,427        Accor S.A. ........................      2,410
     25,402        Aeon Co Ltd .......................        678
  1,829,518        AOL Time Warner, Inc ..............     26,912
     21,806        Aoyama Trading Co Ltd .............        244
     30,348        Aristocrat Leisure Ltd ............         92
      1,386        Arnoldo Mondadori Editore S.p.A. ..          9
     13,800      e Asatsu-DK, Inc ....................        301
     10,900        Autobacs Seven Co Ltd .............        308
      6,160      * Autogrill S.p.A. ..................         72
  1,531,870        Autoliv, Inc ......................     38,603
      4,800        Avex, Inc .........................        112
     23,312        BBA Group plc .....................         98
     37,934      * Bed Bath & Beyond, Inc ............      1,432
      2,924        Bekaert S.A. ......................        138
     25,530        Benetton Group S.p.A. .............        299
     86,369        Bridgestone Corp ..................      1,189
  2,423,757      * British Sky Broadcasting Group plc      23,239
     24,544      * Canadian Tire Corp (Class A) ......        504
     14,083        Canal Plus ........................         50
     11,700      e Capcom Co Ltd .....................        303
    228,281        Carlton Communications plc ........        731
     35,686        Carnival Corp .....................        988
     17,898        Castorama-Dubois Investissements ..      1,149
     70,115        Clear Channel Communications, Inc .      2,245
    919,803        Coles Myer Ltd ....................      3,424
    125,823      * Comcast Corp (Class A) Special ....      3,000
  2,064,023        Compass Group plc .................     12,522
     40,405      * Continental AG. ...................        714
    928,165      * Cox Communications, Inc (Class A) .     25,571
     16,000        Cycle & Carriage Ltd ..............         43
     19,402        Daily Mail & General Trust plc ....        185
        685        Daimaru, Inc ......................          3
    251,553      e DaimlerChrysler AG. (Regd) ........     12,173
      8,611     e* DaimlerChrysler AG. (U.S.) ........        415
     35,289        Dana Corp .........................        654
    158,069        David Jones Ltd ...................         94
     99,173        Delphi Corp .......................      1,309
     63,313        Denso Corp ........................        989
      1,068        D'ieteren S.A. ....................        193
      3,011        Dixons Group plc ..................          9
      1,598        Dow Jones & Co, Inc ...............         77
      9,484        Eastman Kodak Co ..................        277
  4,952,785        EMI Group plc .....................     18,798
     68,051        Esprit Holdings Ltd ...............        130
      4,743        Fairmont Hotels & Resorts, Inc ....        122
    537,463        Family Dollar Stores, Inc .........     18,946
      1,300        FamilyMart Co Ltd .................         31
      8,130        Fast Retailing Co Ltd .............        176
     37,260      * Federated Department Stores, Inc ..      1,479
     11,354      e Fiat S.p.A. .......................        143
     47,000        First Capital Corp Ltd ............         26
     11,605        Fisher & Paykel Appliances
                     Holdings Ltd ....................         52
     11,141        Fisher & Paykel Healthcare Corp ...         45
    182,489        Ford Motor Co .....................      2,920
    538,620        Fuji Photo Film Co Ltd ............     17,391
         40        Fuji Television Network, Inc ......        231
     36,692        Gannett Co, Inc ...................      2,785
     25,500        Gap, Inc ..........................        362
     28,005      * Gemstar-TV Guide International, Inc        151
     77,460        General Motors Corp ...............      4,140
     19,272        Genuine Parts Co ..................        672
    188,095        Giordano International Ltd ........        116
    149,563        GKN plc ...........................        702
      4,048        Goodyear Tire & Rubber Co .........         76
    805,501        Granada plc .......................      1,369
     17,229      e Groupe Bruxelles Lambert S.A. .....        900
     29,319        Gruppo Editoriale L'Espresso S.p.A.         96
     63,338        Gunze Ltd .........................        270

    344,893        GUS plc ...........................      3,167
    892,000      e Hankyu Department Stores, Inc .....      6,787
     58,580        Harley-Davidson, Inc ..............      3,003
     15,759        Harrah's Entertainment, Inc .......        699
      4,751        Harvey Norman Holdings Ltd ........          8
      1,589        Hellenic Duty Free Shops S.A. .....         12
    148,251        Hennes & Mauritz AB (B Shs) .......      2,968
    404,427        Hilton Group plc ..................      1,407
     20,999        Hilton Hotels Corp ................        292
    299,676        Honda Motor Co Ltd ................     12,151
    175,226        Hudson's Bay Co ...................      1,563
     57,289        Independent News & Media plc ......        113
     28,400        Independent Newspapers Ltd ........         52
     19,351      * Inditex S.A. ......................        409
      7,325      * International Game Technology .....        415
     52,202        Interpublic Group Of Cos, Inc .....      1,293
      4,214        Intrawest Corp ....................         70
     52,079        Isetan Co Ltd .....................        526
     47,914        Ito-Yokado Co Ltd .................      2,399
  1,175,849        John Fairfax Holdings Ltd .........      2,185
      8,944        Johnson Controls, Inc .............        730
     14,134      * Jones Apparel Group, Inc ..........        530
    131,785      * Kanebo Ltd ........................        224
     17,132      e KarstadtQuelle AG. ................        445
     14,788      e Kesko Oyj (B Shs) .................        168
    105,650      * Kia Motors Corp ...................        966
    282,120        Kingfisher plc ....................      1,360
     41,575      * Kohl's Corp .......................      2,914
     14,078        Konami Corp .......................        295
     23,262        Koninklijke Vendex KBB NV .........        289
      4,000        Kuraray Co Ltd ....................         26
     33,919        Lagardere S.C.A. ..................      1,469
      7,700        Lawson, Inc .......................        236
  3,215,520      * Liberty Media Corp (Class A) ......     32,155
          2      * Liberty Satellite & Technology,
                     Inc (Class A) ...................          0
     98,296        Limited, Inc ......................      2,094
      6,800        Liz Claiborne, Inc ................        216
     48,130      e LVMH Moet Hennessy Louis
                     Vuitton S.A. ....................      2,424
     11,197      e MAN AG. ...........................        235
    802,676        Marks & Spencer Group plc .........      4,561
     26,719        Marriott International, Inc
                    (Class A) ........................      1,017
    328,462      e Matsushita Electric Industrial
                     Co Ltd ..........................      4,481
     24,434        May Department Stores Co ..........        805
     17,745        Maytag Corp .......................        757


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 51

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                              VALUE (000)
     ------                                              -----------

CONSUMER CYCLICAL--(CONTINUED)
  1,435,736        McDonald's Corp ...................   $ 40,847
     26,764        McGraw-Hill Cos, Inc ..............      1,598
    159,401      e Mediaset S.p.A. ...................      1,234
     46,706        Michelin (C.G.D.E.) (B Shs) .......      1,893
      7,377      * Modern Times Group AB (B Shs) .....         98
        200      * Mycal Corp ........................          0
    160,770        MyTravel Group plc ................        377
      9,396        Namco Ltd .........................        179
     17,745        New York Times Co (Class A) .......        914
    443,687        News Corp Ltd .....................      2,411
    135,463        Next plc ..........................      1,924
      3,723        NGK Insulators Ltd ................         29
     40,269        Nike, Inc (Class B) ...............      2,160
     46,967        Nintendo Co Ltd ...................      6,885
     34,650        Nippon Television Network Corp ....      7,730
    329,332        Nissan Motor Co Ltd ...............      2,281
     12,455        Omnicom Group, Inc ................        570
     18,919        Onward Kashiyama Co Ltd ...........        186
      4,066        Oriental Land Co Ltd ..............        291
     14,000        Overseas Union Enterprises Ltd ....         57
    211,493        P & O Princess Cruises plc ........      1,338
    208,200        Paris Miki, Inc ...................      4,395
     55,235      * Park Place Entertainment Corp .....        566
    114,630        Pearson plc .......................      1,140
     68,568        Peugeot Citroen S.A. ..............      3,559
     15,990      e Pinault-Printemps-Redoute S.A. ....      1,897
     39,738        Pioneer Corp ......................        711
     13,066      * Pt Multimedia Servicos de
                     Telecomunicacoes e
                     Multimedia Sgps S.A. ............        115
     43,878        Publishing & Broadcasting Ltd .....        223
    200,000        Puma AG. Rudolf Dassler Sport .....     14,486
     15,407      e Quebecor World, Inc ...............        412
     19,035        R.R. Donnelley & Sons Co ..........        524
    107,786        Rank Group plc ....................        439
     15,431        Reader's Digest Association, Inc
                    (Class A) ........................        289
  1,000,621        Reed Elsevier Nv ..................     13,637
    369,747        Reed Elsevier plc .................      3,514
    145,582        Renault S.A. ......................      6,808
     51,841        Reuters Group plc .................        275
     13,473        Rogers Communications, Inc
                    (Class B) ........................        120
      8,300        Saizeriya Co Ltd ..................        216
    241,000        Sankyo Co Ltd (Otc) ...............      6,072
    213,901        Sanyo Electric Co Ltd .............        933
     17,157        Schibsted ASA .....................        206
    160,000      * SCMP Group Ltd ....................         93
     34,964        Sears Roebuck & Co ................      1,899
    368,098     e* Seat-Pagine Gialle S.p.A. .........        270
     15,870     e* Sega Corp .........................        381
     46,000     e* Seiyu Ltd .........................        178
     42,451        Seven-Eleven Japan Co Ltd .........      1,672
    114,200        Shangri-La Asia Ltd ...............         95
     26,338        Shangri-La Asia Ltd (Singapore) ...         22
     79,450        Sharp Corp ........................      1,009
     59,653        Shaw Communications, Inc (Class B)         657
     18,200        Shimachu Co Ltd ...................        325
        341        Shimamura Co Ltd ..................         26
     14,280     f* Silverstone Berhad ................          0
     45,935        Singapore Press Holdings Ltd ......        517
    400,934        Six Continents plc ................      4,073
     38,842        Sky City Entertainment Group ......        117
         37        Skylark Co Ltd ....................          1
     30,066        Societe Television Francaise (T.F.1)       805
    595,795        Sony Corp .........................     31,465
     49,813      * Starbucks Corp ....................      1,238
          1        Stockmann AB (B Shs) ..............          0
     28,794        TAB Ltd ...........................         50
     53,846        TABCORP Holdings Ltd ..............        378
  1,168,131        Takashimaya Co Ltd ................      6,803
    941,367        Target Corp .......................     35,866
    240,075        Teijin Ltd ........................        817
     30,600        Television Broadcasts Ltd .........        130
     42,267        The Warehouse Group Ltd ...........        152
     79,753        Thomson Corp ......................      2,515
    551,447        Tiffany & Co ......................     19,411
    113,376        TJX Cos, Inc ......................      2,223
        340        Toho Co Ltd .......................          4
     13,654      e Tokyo Broadcasting System, Inc ....        306
     21,256        Tokyo Style Co Ltd ................        194
     28,000        Toray Industries, Inc .............         75
     12,300        Toyoda Gosei Co Ltd ...............        154
    641,494        Toyota Motor Corp .................     17,020
     28,811        Tribune Co ........................      1,253
     30,937        TRW, Inc ..........................      1,763

     16,516        Tui AG. ...........................        406
    134,042        United Business Media plc .........        889
     31,828        UNY Co Ltd ........................        361
     19,586      e Valeo S.A. ........................        814
      1,718        Valora Holding AG. ................        368
     17,318        VF Corp ...........................        679
    203,852      * Viacom, Inc (Class B) .............      9,045
      5,329        Visteon Corp ......................         76
    211,853        Vivendi Universal S.A. ............      4,578
     46,875        Vivendi Universal S.A. (Spon ADR) .      1,008
     36,830        VNU NV ............................      1,023
     75,214        Volkswagen AG. ....................      3,655
      1,430        Volvo AB (A Shs) ..................         29
    105,287        Volvo AB (B Shs) ..................      2,182
     35,945        Wacoal Corp .......................        298
  1,238,110        Wal-Mart Stores, Inc ..............     68,108
    280,883        Walt Disney Co ....................      5,309
      1,773        Whirlpool Corp ....................        116
     58,968        Whitbread plc .....................        550
     28,997        Wolters Kluwer NV .................        550
    467,327        Woolworths Ltd ....................      3,450
      1,700        World Co Ltd ......................         50
    453,267        WPP Group plc .....................      3,828
     53,234      * Yahoo!, Inc .......................        786
     10,000        Yamada Denki Co Ltd ...............        876
     28,702      * Yum Brands, Inc ...................        839
                                                         --------
                   TOTAL CONSUMER CYCLICAL                711,172
                                                         --------
 CONSUMER NON-CYCLICAL--9.88%
     12,000        Aderans Co Ltd ....................        376
      9,748        Adidas-Salomon AG. ................        799
      6,455        AGFA Gevaert NV ...................        118
        541        Ajinomoto Co, Inc .................          6
     47,398        Albertson's, Inc ..................      1,444
     13,291        Altadis S.A. ......................        274
     37,054        Altadis S.A. (France) .............        755
     36,394     e* Amazon.Com, Inc ...................        591
    138,009        Anheuser-Busch Cos, Inc ...........      6,900
     62,955        Archer Daniels Midland Co .........        805
        500        Ariake Japan Co Ltd ...............         19
    555,706        Asahi Breweries Ltd ...............      4,650
     10,900      * Asia Food & Properties Ltd
                     Wts 07/12/02 ....................          0
     15,331        Avon Products, Inc ................        801
      2,229        Bang & Olufsen A/S (B Shs) ........         59
      3,760        Beiersdorf AG. ....................        453
    545,138      * Best Buy Co, Inc ..................     19,789
    195,669        Boots Co plc ......................      1,940



52 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                              VALUE (000)
     ------                                              -----------

 CONSUMER NON-CYCLICAL--(CONTINUED)
  1,877,386        British American Tobacco plc ......  $  20,175
     21,555        BRL Hardy Ltd .....................        109
    367,271        Cadbury Schweppes plc .............      2,752
     33,697        Campbell Soup Co ..................        932
      4,546        Carlsberg A/S (A Shs) .............        221
        362        Carlsberg A/S (B Shs) .............         19
     60,615        Carrefour S.A. ....................      3,281
      2,184      e Casino Guichard-Perrachon .........        185
        785      * Casino Guichard-Perrachon A
                     Wts 12/15/03 ....................          1
        785      * Casino Guichard-Perrachon B
                     Wts 12/15/05 ....................          2
      5,695        Circuit City Stores, Inc
                    (Circuit City Group) .............        107
     24,183        Clorox Co .........................      1,000
    118,261        Coca-Cola Amatil Ltd ..............        424
    922,511        Coca-Cola Co ......................     51,661
     37,725        Coca-Cola Hellenic Bottling Co S.A.        639
    455,768        Colgate-Palmolive Co ..............     22,811
        797        Colruyt S.A. ......................         37
    131,495        Compagnie Financiere Richemont
                     AG. (Units) (A Shs) .............      2,991
     97,712        Conagra Foods, Inc ................      2,702
     39,327        Costco Wholesale Corp .............      1,519
     34,828        CVS Corp ..........................      1,066
      8,376      e Danisco As ........................        306
      4,539        Delhaize Group ....................        213
  1,982,022        Diageo plc ........................     25,741
     72,800      e Doutor Coffee Co Ltd ..............      3,644
     21,289      * eBay, Inc .........................      1,312
     43,344        Electrolux AB Series B ............        875
      4,888        Essilor International S.A. ........        199
    171,632      e Foster's Group Ltd ................        455
     24,968        Fraser & Neave Ltd ................        112
    323,000        Fuji Oil Co Ltd ...................      3,231
    638,660        General Mills, Inc ................     28,152
    156,125        Gillette Co .......................      5,288
      1,103        Givaudan S.A. (Regd) ..............        445
    238,145        Goodman Fielder Ltd ...............        223
     25,063        Greencore Group plc ...............         72
    160,362      e Groupe Danone .....................     22,046
     22,389        Heineken NV .......................        983
     31,700        Hite Brewery Co Ltd ...............      1,955
     48,145        HJ Heinz Co .......................      1,979
  1,565,798        Home Depot, Inc ...................     57,512
     71,314        Imperial Tobacco Group plc ........      1,160
     31,018      * Imperial Tobacco Group plc (New) ..        490
     16,685        Interbrew S.A. ....................        479
     10,940        International Flavors &
                     Fragrances, Inc .................        355
      3,900        ITO EN Ltd ........................        148
        142        Japan Tobacco, Inc ................        953
      8,386      * Jeronimo Martins Sgps S.A. ........         59
      2,466        Kamps AG. .........................         30
    461,523      e Kao Corp ..........................     10,627
     17,771        Kerry Group (Class A) .............        263
     61,000        Kikkoman Corp .....................        384
      2,320      e Kirin Brewery Co Ltd ..............         16
    176,200        Kose Corp .........................      5,410
     20,400        Kraft Foods, Inc (Class A) ........        835
    103,485      * Kroger Co .........................      2,059
    213,645        Li & Fung Ltd .....................        288
     51,262        Loblaw Cos Ltd ....................      2,107
    104,131        L'Oreal S.A. ......................      8,124
    779,288        Lowe's Cos ........................     35,380
     32,309        Luxottica Group S.p.A. ............        628
     59,454        Mattel, Inc .......................      1,253
     11,066        Metro AG. .........................        339
     97,359      * Molson, Inc (A Shs) ...............      2,109
    216,337        Nestle S.A. (Regd) ................     50,439
     36,612        Newell Rubbermaid, Inc ............      1,284
     66,717        Nichirei Corp .....................        214
     66,216        Nippon Meat Packers, Inc ..........        830
     63,998        Nisshin Seifun Group, Inc .........        458
     31,795        Nissin Food Products Co Ltd .......        631
      7,000        Noritake Co Ltd ...................         27
     12,210        Numico NV .........................        274
     14,116        Orkla ASA .........................        273
    166,413      e Parmalat Finanziaria S.p.A. .......        514
  1,312,679        Pepsico, Inc ......................     63,271
    132,537      e Pernod-Ricard .....................     12,985
    295,745        Philip Morris Cos, Inc ............     12,918
    178,953        Procter & Gamble Co ...............     15,981

     41,719        QP Corp ...........................        348
     21,788        RadioShack Corp ...................        655
    169,476        Reckitt Benckiser plc .............      3,041
    154,800        Rinnai Corp .......................      3,487
    795,294        Royal Ahold NV ....................     16,730
     66,468      * Safeway, Inc ......................      1,940
    288,035        Safeway plc .......................      1,237
  1,281,452        Sainsbury (J) plc .................      6,954
    102,264        Sara Lee Corp .....................      2,111
     82,573        Scottish & Newcastle plc ..........        765
      5,991        Shiseido Co Ltd ...................         80
     14,000     e* Snow Brand Milk Products Co .......         15
         33      e Societe BIC S.A. ..................          1
    199,404      * Sonae Sgps S.A. ...................        112
     89,676        Southcorp Ltd .....................        267
     63,932      * Staples, Inc ......................      1,259
     49,374        Swedish Match AB ..................        408
        204        Takara Holdings, Inc ..............          1
    119,342        Tate & Lyle plc ...................        638
  1,815,107        Tesco plc .........................      6,599
  4,109,000        Thai Union Frozen Products
                     Public Co Ltd ...................      1,741
        830        The Swatch Group AG. (Br) .........         74
     29,627      e The Swatch Group AG. (Regd) .......        560
     50,721      * Toys "R" Us, Inc ..................        886
    169,616        Unilever NV (Cert) ................     11,106
    603,575        Unilever plc ......................      5,502
    116,488        Walgreen Co .......................      4,500
     81,030        Waterford Wedgwood plc (Units) ....         48
        854        Wella AG. .........................         51
     26,630      * Weston (George) Ltd ...............      2,197
     29,000        Yakult Honsha Co Ltd ..............        331
                                                         --------
                   TOTAL CONSUMER NON-CYCLICAL .......    614,395
                                                         --------
 ENERGY--9.73%
     48,025        Anadarko Petroleum Corp ...........      2,368
    724,637        Apache Corp .......................     41,652
  1,020,625        Baker Hughes, Inc .................     33,977
  1,409,692        BG Group plc ......................      6,135
     26,599        BJ Services Co ....................        901
  8,205,879        BP plc ............................     68,920
     98,558        BP plc (Spon ADR) .................      4,976
  1,049,135        Burlington Resources, Inc .........     39,867
     66,703        Canadian Natural Resources Ltd ....      2,260
  1,070,550        Centrica plc ......................      3,313
    156,995        ChevronTexaco Corp ................     13,894
  1,830,000        CNOOC Ltd .........................      2,452
     18,377        Devon Energy Corp .................        906
     21,478        Enbridge, Inc .....................        666
    212,211        EnCana Corp .......................      6,516
     10,190        Energy Developments Ltd ...........         21
  1,893,704      e ENI S.p.A. ........................     30,111
  3,724,159        Exxon Mobil Corp ..................    152,393


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 53

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------
     SHARES                                             VALUE (000)
     ------                                             -----------

 ENERGY--(CONTINUED)
     70,423        Fortum Oyj ........................   $  $ 406
         37     b* Friede Goldman Halter, Inc ........          0
     18,673        Gas Natural SDG S.A. ..............        360
     27,590        GlobalSantaFe Corp ................        755
    100,537        Halliburton Co ....................      1,603
    522,770        Hong Kong & China Gas Co Ltd ......        694
     41,282        Husky Energy, Inc .................        452
    191,600        Hydralift ASA .....................      1,430
    484,682        IHC Caland NV .....................     28,984
     25,785        Imperial Oil Ltd ..................        802
     41,445        Italgas S.p.A. ....................        460
     28,000        Japan Energy Corp .................         42
  1,057,289      * John Wood Group plc ...............      3,384
      3,052        Kerr-McGee Corp ...................        163
  1,438,627        Lattice Group plc .................      3,750
     22,590        Marathon Oil Corp .................        613
     19,395      * Nabors Industries Ltd .............        685
     80,400        Nexen, Inc ........................      2,167
    354,138        Nippon Oil Corp ...................      1,832
     12,600      * Noble Corp ........................        486
     39,269        Norsk Hydro ASA ...................      1,873
     51,063        Occidental Petroleum Corp .........      1,531
      2,034        OMV AG. ...........................        200
    139,755        Origin Energy Ltd .................        264
    268,555        Osaka Gas Co Ltd ..................        639
     11,800      * Penn West Petroleum Ltd ...........        326
    176,374        Petro-Canada ......................      4,958
      5,429      * Precision Drilling Corp ...........        188
     82,358        Repsol YPF S.A. ...................        971
    741,155        Royal Dutch Petroleum Co ..........     41,283
     37,348        Santos Ltd ........................        135
     94,435        Schlumberger Ltd ..................      4,391
     73,294      e Shell Canada Ltd (Class A) (U.S.) .      2,653
  3,349,767        Shell Transport & Trading Co plc ..     25,275
      1,207      * Smith International, Inc ..........         82
     74,117        Snam Rete Gas .....................        219
     60,770        Statoil ASA .......................        542
    328,176        Suncor Energy, Inc ................      5,740
        824        Teikoku Oil Co Ltd ................          3
    125,689        Tokyo Gas Co Ltd ..................        349
    294,534        Total Fina Elf S.A. ...............     47,821
     10,800      * Total Fina Elf S.A. (Strip Vvpr) ..          0
     68,200      e TransCanada Pipelines Ltd .........      1,031
     43,934        Transocean, Inc ...................      1,368
     40,523        Unocal Corp .......................      1,497
     15,679      * Weatherford International Ltd .....        677
     74,315        Woodside Petroleum Ltd ............        566
                                                         --------
                   TOTAL ENERGY ......................    604,978
                                                         --------
 FINANCIAL SERVICES--21.50%
     84,437        3i Group plc ......................        881
     80,000        77 Bank Ltd .......................        315
  1,342,597        ABN Amro Holding NV ...............     24,384
     12,535        Acom Co Ltd .......................        857
    129,517        Aegon NV ..........................      2,700
     90,601        Aflac, Inc ........................      2,899
      8,400        Aiful Corp ........................        551
  2,045,000        Aioi Insurance Co Ltd .............      4,521
     46,051      e Alleanza Assicurazioni ............        442
     54,582        Allianz AG. (Regd) ................     10,932
    272,997        Allied Irish Banks plc ............      3,597
     12,841        Allied Irish Banks plc ............        171
     71,920        Allstate Corp .....................      2,660
     20,255        Alpha Bank S.A. ...................        290
    176,005        American Express Co ...............      6,393
  1,302,476        American International Group, Inc .     88,868
     76,939        AMP Diversified Property Trust ....        114
    125,724        AMP Ltd ...........................      1,101
    223,444        Amvescap plc ......................      1,820
     22,125        AON Corp ..........................        652
     49,000      * Ashikaga Bank Ltd .................         63
    432,897      e Assicurazioni Generali S.p.A. .....     10,261
    221,808        Australia and New Zealand
                     Banking Group Ltd................      2,402
      6,829        AvalonBay Communities, Inc ........        319
    743,000        Aviva plc .........................      5,974
    483,016        AXA ...............................      8,835
    285,202      e Banca Monte Dei Paschi Siena ......        927
     29,806     e* Banca Popolare Di Milano ..........        121
  1,271,034        Banco Bilbao Vizcaya Argentaria S.A.    14,373
    221,321        Banco Comercial Portugues
                     S.A. (Regd)......................        767
     22,832        Banco Espirito Santo S.A. (Regd) ..        260
  1,771,514        Banco Santander Central Hispano S.A.    14,066
  1,128,626        Bank Of America Corp ..............     79,410
    176,008        Bank Of East Asia Ltd .............        354
     41,000      e Bank Of Fukuoka Ltd ...............        162
    248,917        Bank Of Ireland (Dublin) ..........      3,093
    135,837        Bank Of Ireland (London) ..........      1,692
    141,036      e Bank Of Montreal ..................      3,306

     73,096        Bank Of New York Co, Inc ..........      2,467
    257,154      e Bank Of Nova Scotia ...............      8,452
      7,676        Bank Of Piraeus ...................         55
    204,073        Bank Of Yokohama Ltd ..............        868
    138,050        Bank One Corp .....................      5,312
  3,010,229        Barclays plc ......................     25,328
    133,987        Bayerische Hypo-und Vereinsbank AG.      4,354
    551,104      e BNP Paribas .......................     30,479
     36,057        British Land Co plc ...............        306
      6,730        Brookfield Properties Corp ........        139
    361,456        BT Office Trust ...................        304
     32,584      * BTG plc ...........................        169
     78,337        Canada Life Financial Corp ........      1,916
    158,567      e Canadian Imperial Bank Of Commerce       5,067
  1,445,663        CapitaLand Ltd ....................      1,252
    175,610        Charles Schwab Corp ...............      1,967
    531,704        Cheung Kong Holdings Ltd ..........      4,431
    123,460        Chiba Bank Ltd ....................        420
          1      * Chinese Estates Holdings Ltd ......          0
     34,600        Chubb Corp ........................      2,450
     21,622        Cincinnati Financial Corp .........      1,006
  2,872,678        Citigroup, Inc ....................    111,316
    324,749        City Developments Ltd .............      1,048
     13,274        Close Brothers Group plc ..........        126
    181,119        Colonial First State Property
                     Trust Group .....................        225
     11,493        Comerica, Inc .....................        706
      3,686        Commercial Bank Of Greece .........         79
    642,166      * Commonwealth Bank Of Australia ....     11,872
     14,073        Corporacion Mapfre S.A. ...........        111
     25,087        Countrywide Credit Industries, Inc       1,210
     29,012        Credit Lyonnais S.A. ..............      1,244
          4        Credit Saison Co Ltd ..............          0
    937,966        Credit Suisse Group ...............     29,778
     14,871        Crescent Real Estate Equities Co ..        278
      3,235        Daido Life Insurance Co Ltd .......      8,232
    867,182      * Daiwa Bank Holdings, Inc ..........        666
    137,123        Daiwa Securities Group, Inc .......        889
    120,499        Danske Bank A/S ...................      2,219
    522,222        DBS Group Holdings Ltd ............      3,665
    184,912        Deutsche Bank AG. (Regd) ..........     12,847
     11,046        Deutsche Boerse AG. ...............        466
      6,704        Deutsche Office Trust .............          5


54 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                              VALUE (000)
    ------                                              -----------

 FINANCIAL SERVICES--(CONTINUED)
    985,081      e Dexia .............................  $  15,245
    150,000        Diamond Lease Co Ltd ..............      3,104
     88,654      e DnB Holding ASA ...................        483
     13,948      e Drott AB (B Shs) ..................        161
     54,636        Equity Office Properties Trust ....      1,645
     34,772        Equity Residential Properties
                     Trust ...........................      1,000
      3,972        Erste Bank Der Oesterreichischen
                     Sparkassen AG. ..................        284
      3,972      * Erste Bank Der Oesterreichischen
                     Sparkassen AG. Rts ..............          0
      1,016        Fairfax Financial Holdings Ltd ....        102
    792,067        Fannie Mae ........................     58,415
     71,856        Fifth Third Bancorp ...............      4,789
    705,795        FleetBoston Financial Corp ........     22,832
    215,412        Fortis ............................      4,612
     73,446      * Fortis (Strip Vvpr) ...............          1
     81,303        Freddie Mac .......................      4,976
  2,399,000        Fuji Fire & Marine Insurance
                     Co Ltd ..........................      3,743
    397,811        Gandel Retail Trust ...............        272
    262,321        General Property Trust ............        414
     17,896        Gjensidige NOR Sparebank ..........        663
     16,980        Golden West Financial Corp ........      1,168
    452,860        Goldman Sachs Group, Inc ..........     33,217
     18,841        Great Portland Estates plc ........         71
     13,892        Green Property plc ................        123
     62,000        Gunma Bank Ltd ....................        287
      4,171        Hammerson plc .....................         35
  1,338,000        Hang Lung Properties Ltd ..........      1,527
    107,832        Hang Seng Bank Ltd ................      1,154
     29,638        Hartford Financial Services Group,
                     Inc .............................      1,763
  1,217,738        HBOS plc ..........................     13,179
     82,882        Henderson Land Development Co Ltd .        344
        400        Hitachi Capital Corp ..............          5
    152,669     e* Hokuriku Bank Ltd .................        238
    948,589        Hong Kong Exchanges & Clearing Ltd       1,563
     33,154      * Host Marriott Corp ................        375
     52,000        Hotel Properties Ltd ..............         34
     79,840        Household International, Inc ......      3,968
    228,718        HSBC Holdings plc (Hong Kong) .....      2,624
  3,291,161        HSBC Holdings plc (United Kingdom)      37,851
     37,354        Huntington Bancshares, Inc ........        725
     92,293        Hysan Development Co Ltd ..........         89
    664,125        ING Groep NV ......................     17,053
  2,805,812        Insurance Australia Group Ltd .....      4,962
  4,360,815      e IntesaBci S.p.A. ..................     13,308
    349,865        IntesaBci S.p.A. (Rnc) ............        774
     28,388      * IntesaBci S.p.A. Put Wts 11/15/02 .         90
     53,726        Irish Life & Permanent plc ........        777
     21,874        Jefferson-Pilot Corp ..............      1,028
     36,274        John Hancock Financial Services,
                     Inc .............................      1,277
        686        Joyo Bank Ltd .....................          2
    299,767        JP Morgan Chase & Co ..............     10,168
     36,218        KBC Bancassurance Holding NV ......      1,465
     66,000        Keppel Land Ltd ...................         57
     48,793        Keycorp ...........................      1,332
     44,850        Kookmin Credit Card Co Ltd ........      1,572
    134,684        Land Securities plc ...............      1,772
  1,769,833        Legal & General Group plc .........      3,527
     11,689        Lehman Brothers Holdings, Inc .....        731
     17,932        Lend Lease Corp Ltd ...............        106
     16,621        Lincoln National Corp .............        698
  2,258,210        Lloyds TSB Group plc ..............     22,477
     28,577        Macquarie Bank Ltd ................        469
    259,529        Macquarie Infrastructure Group ....        421
     17,431        Man Group plc .....................        274
    238,935      e Manulife Financial Corp ...........      6,857
      2,341        Marschollek Lautenschlaeger
                     Und Partner .....................         73
     37,365        Marsh & McLennan Cos, Inc .........      3,609
     13,637        MBIA, Inc .........................        771
    131,767        MBNA Corp .........................      4,358
    117,442      e Mediobanca S.p.A. .................      1,086
     68,517        Mellon Financial Corp .............      2,153
    128,842        Merrill Lynch & Co, Inc ...........      5,218
     59,200        Metlife, Inc ......................      1,705
     18,435        Metrovacesa S.A. ..................        382
      7,246        MGIC Investment Corp ..............        491
        105      * Millea Holdings, Inc ..............        862
    120,774        Mirvac Group ......................        283
    101,552        Mitsubishi Estate Co Ltd ..........        830
        832        Mitsubishi Tokyo Financial ........      5,609
    535,802        Mitsui Fudosan Co Ltd .............      4,738
    200,805        Mitsui Sumitomo Insurance Co ......      1,081

        400        Mitsui Trust Holdings, Inc ........          1
        752        Mizuho Holdings, Inc ..............      1,669
    156,382        Morgan Stanley Dean Witter & Co ...      6,737
     24,803      e Muenchener Rueckver AG. (Regd) ....      5,867
    642,880        National Australia Bank Ltd .......     12,776
     86,261      e National Bank Of Canada ...........      1,719
     25,098        National Bank Of Greece S.A. ......        534
     77,658        National City Corp ................      2,582
     31,523        National Commerce Financial Corp ..        829
  2,302,000      e New Africa Capital Ltd ............      1,407
    195,579        New World Development Co Ltd ......        155
    257,306        Nikko Cordial Corp ................      1,299
    998,000        Nipponkoa Insurance Co Ltd ........      3,955
  1,067,000        Nissay Dowa General Insurance
                     Co Ltd     3,659
    605,319        Nomura Holdings, Inc ..............      8,888
    127,595        Nordea AB (Finland) ...............        695
    636,541      e Nordea AB (Sweden) ................      3,463
     32,450        Nordea AB FDR .....................        176
     31,990        North Fork Bancorp, Inc ...........      1,274
    616,651        Northern Trust Corp ...............     27,170
  1,600,000        Old Mutual plc ....................      2,274
     84,696      e ORIX Corp .........................      6,833
    132,980        Oversea-Chinese Banking Corp Ltd ..        881
     59,000        Parkway Holdings Ltd ..............         29
     54,236        PNC Financial Services Group, Inc .      2,835
      4,925        Pohjola Group plc (D Shs) .........         89
     18,096        Power Financial Corp ..............        471
     36,663        Progressive Corp ..................      2,121
      7,913        Promise Co Ltd ....................        399
        546        Provident Financial plc ...........          6
     17,831      * Providian Financial Corp ..........        105
     41,100      * Prudential Financial, Inc .........      1,371
    521,526        Prudential plc ....................      4,770
     22,853      e QBE Insurance Group Ltd ...........         85
     61,681      e RAS S.p.A. ........................        828
    100,287        Royal & Sun Alliance Insurance
                     Group plc .......................        368
    268,938      e Royal Bank Of Canada ..............      9,283
     16,100        Royal Bank Of Canada (New York) ...        560
  1,312,561        Royal Bank Of Scotland Group plc ..     37,214
  1,302,336        Royal Bank Of Scotland Group plc
                    (United Kingdom) .................      1,623
  1,019,986        Safeco Corp .......................     31,507
     37,124      * Sampo Oyj (A Shs) .................        290
    251,905      e Sanpaolo IMI S.p.A. ...............      2,528
     51,151        Schroders plc .....................        457
     34,832        Shizuoka Bank Ltd .................        212
    107,500        Shohkoh Fund & Co Ltd .............     13,005
     20,200        Simon Property Group, Inc .........        744


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 55

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                              VALUE (000)
    ------                                              -----------
 FINANCIAL SERVICES--(CONTINUED)
     81,000        Singapore Exchange Ltd ............   $     53
     25,000        Singapore Land Ltd ................         50
    197,497        Sino Land Co Ltd ..................         75
    256,384      e Skandia Forsakrings AB ............      1,166
     70,142        Skandinaviska Enskilda Banken
                    (A Shs) ..........................        736
    115,764        Slough Estates plc ................        640
    115,192        Societe Generale (A Shs) ..........      7,588
    233,207        Sompo Japan Insurance, Inc ........      1,428
     54,347        SouthTrust Corp ...................      1,420
     24,024        St. Paul Cos, Inc .................        935
     48,188        Starwood Hotels & Resorts
                     Worldwide, Inc ..................      1,585
     23,448        State Street Corp .................      1,048
      3,460        Stockland Trust Group .............          9
    200,000        Sumisho Lease Co Ltd ..............      3,187
    533,209        Sumitomo Mitsui Banking Corp ......      2,602
  1,280,000        Sumitomo Realty & Development
                     Co Ltd ..........................      7,764
    160,191        Sumitomo Trust & Banking Co Ltd ...        770
    380,125        Sun Hung Kai Properties Ltd .......      2,887
    326,023      e Sun Life Financial Services Of
                     Canada, Inc .....................      7,057
     79,645        Suncorp-Metway Ltd ................        550
     41,554        Suntrust Banks, Inc ...............      2,814
    225,055        Svenska Handelsbanken AB (A Shs) ..      3,441
     20,917        Svenska Handelsbanken AB (B Shs) ..        308
     89,596        Swiss Reinsurance Co (Regd) .......      8,759
     12,641        Takefuji Corp .....................        879
      4,884        TK Development ....................         62
      5,533      * Topdanmark As .....................        173
     19,170        Tower Ltd .........................         43
  2,421,965        U.S. Bancorp ......................     56,553
      6,756        UBS AG. (Regd) ....................        337
    519,500        UBS AG. (Regd) (Switzerland) ......     26,127
        201        UFJ Holdings, Inc .................        486
  1,294,427      e Unicredito Italiano S.p.A. ........      5,855
    283,078        United Overseas Bank Ltd ..........      2,035
     51,200        United Overseas Land Ltd ..........         52
    376,894        UnumProvident Corp ................      9,592
     44,374        Vallehermoso S.A. .................        425
    164,493        Wachovia Corp .....................      6,280
    136,815        Washington Mutual, Inc ............      5,077
      1,220      * WCM Beteiligungs & Grundbesitz AG.           8
    252,966        Wells Fargo & Co ..................     12,663
     35,728        Westfield Holdings Ltd ............        300
     10,402      * Westfield Trust ...................         19
    264,486        Westfield Trust (Units) ...........        505
    893,630        Westpac Banking Corp ..............      8,147
    131,000        Wing Tai Holdings Ltd .............         54
     18,624        XL Capital Ltd (Class A) ..........      1,577
    383,000      b Yamaichi Securities Co Ltd ........          6
      6,640        Zions Bancorp .....................        346
     21,342        Zurich Financial Services AG. .....      4,309
                                                        ---------
                   TOTAL FINANCIAL SERVICES ..........  1,336,309
                                                        ---------
 HEALTH CARE--14.29%
  1,118,834        Abbott Laboratories ...............     42,124
    841,921        Aetna, Inc ........................     40,387
    133,888      * Alcon, Inc ........................      4,586
     13,542        Altana AG. ........................        682
    113,377        Amersham plc ......................      1,002
    829,611        Amgen, Inc ........................     34,744
     43,603        Applera Corp (Applied Biosystems
                     Group) ..........................        850
      9,650      * Applera Corp (Celera Genomics Group)       116
     74,872        AstraZeneca plc ...................      3,112
    416,345        AstraZeneca plc (United Kingdom) ..     17,237
    274,544        Aventis S.A. ......................     19,454
     54,000        Banyu Pharmaceutical Co Ltd .......        697
    728,755        Baxter International, Inc .........     32,393
     45,675        Becton Dickinson & Co .............      1,574
      4,037      * Biogen, Inc .......................        167
     15,934        Biomet, Inc .......................        432
     54,602      * Biovail Corp ......................      1,603
     21,371      * Boston Scientific Corp ............        627
    272,841        Bristol-Myers Squibb Co ...........      7,012
    576,324        Cardinal Health, Inc ..............     35,392
     10,777      * Celltech Group plc ................         85
     25,373      * Chiron Corp .......................        897
     20,000      e Chugai Pharmaceutical Co Ltd ......        239
     10,240        Cigna Corp ........................        998
        426        Cochlear Ltd ......................          8
        799        Coloplast A/S (B Shs) .............         65
     21,911        CSL Ltd ...........................        396
     53,150        Daiichi Pharmaceutical Co Ltd .....        971
     44,153        Eisai Co Ltd ......................      1,135

     17,168      * Elan Corp plc .....................         99
     29,483      * Elan Corp plc (Spon ADR) ..........        161
     27,049        Fujisawa Pharmaceutical Co Ltd ....        648
     23,489        Gambro AB (A Shs) .................        155
     13,654        Gambro AB (B Shs) .................         90
     10,446      e Gehe AG. ..........................        444
     32,347      * Genentech, Inc ....................      1,084
     38,564      * Genzyme Corp (General Division) ...        742
  2,179,596        GlaxoSmithKline plc ...............     47,111
     42,149      * Guidant Corp ......................      1,274
      9,565        H. Lundbeck A/S ...................        253
     73,372        HCA, Inc ..........................      3,485
     12,367      * Health Management Associates, Inc
                    (Class A) ........................        249
     54,481      * Healthsouth Corp ..................        697
     15,522      * Human Genome Sciences, Inc ........        208
     21,104      * IDEC Pharmaceuticals Corp .........        748
     45,581      * Immunex Corp ......................      1,018
     53,031        IMS Health, Inc ...................        952
     14,110        Instrumentarium Oyj ...............        356
    814,307        Johnson & Johnson .................     42,556
    774,213      * King Pharmaceuticals, Inc .........     17,226
        666        Kyowa Hakko Kogyo Co Ltd ..........          4
    124,166        Lilly (Eli) & Co ..................      7,003
     37,509        McKesson Corp .....................      1,227
     52,825        MDS, Inc ..........................        841
     32,857      * Medimmune, Inc ....................        867
    164,036        Medtronic, Inc ....................      7,029
    300,090        Merck & Co, Inc ...................     15,196
     18,656        Merck Kgaa ........................        502
     36,404      * Millennium Pharmaceuticals, Inc ...        442
    267,715      * Nobel Biocare Holding AG. .........     18,528
    993,463        Novartis AG. (Regd) ...............     43,689
    105,168        Novo Nordisk A/S (B Shs) ..........      3,481
    138,000        Ono Pharmaceutical Co Ltd .........      4,928
  3,357,032        Pfizer, Inc .......................    117,496
  1,182,162        Pharmacia Corp ....................     44,272
    146,590      * QLT, Inc ..........................      1,889
     18,755      * Quest Diagnostics, Inc ............      1,614
     10,655      e Roche Holding AG. (Br) ............      1,213
    453,470        Roche Holding AG. (Genusscheine) ..     34,278
     55,270        Sankyo Co Ltd .....................        752
    160,120        Sanofi-Synthelabo S.A. ............      9,741
     24,546      e Schering AG. ......................      1,536
    836,961        Schering-Plough Corp ..............     20,589
     16,446      e Serono S.A. (B Shs) ...............     10,840
     35,801        Shionogi & Co Ltd .................        457
  3,444,450        Smith & Nephew plc ................     19,111


56 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                              VALUE (000)
    ------                                              -----------

 HEALTH CARE--(CONTINUED)
     72,938        SSL International plc .............  $     396
     12,028        St. Jude Medical, Inc .............        888
     18,859        Stryker Corp ......................      1,009
     95,899      * Sulzer Medica AG. (Regd) ..........     15,996
      4,200        Suzuken Co Ltd ....................         98
         90      * Synavant, Inc .....................          0
     24,135        Synthes-Stratec, Inc ..............     14,757
     19,746        Taisho Pharmaceutical Co Ltd ......        304
    399,906        Takeda Chemical Industries Ltd ....     17,550
        709        Tecan Group AG. (Regd) ............         28
     44,849        Tenet Healthcare Corp .............      3,209
     26,856        Terumo Corp .......................        359
     16,031        UCB S.A. ..........................        588
    487,172        UnitedHealth Group, Inc ...........     44,601
      3,611      * Waters Corp .......................         96
      7,610      * Wellpoint Health Networks, Inc ....        592
    975,461        Wyeth .............................     49,944
     33,814        Yamanouchi Pharmaceutical Co Ltd ..        877
     34,588      * Zimmer Holdings, Inc ..............      1,233
                                                        ---------
                   TOTAL HEALTH CARE                      888,591
                                                        ---------
 OTHER--1.89%
    203,525        Adecco S.A. (Regd) ................     12,089
     38,359        Aegis Group plc ...................         52
     34,762        Amadeus Global Travel Distribution
                     S.A. (A Shs) ....................        222
      4,105        Amer Group plc ....................        134
      1,002        Amey plc ..........................          3
    801,197      * Ansell Ltd ........................      2,825
    675,718      e Assa ABloy AB (B Shs) .............      9,521
     47,603        Auckland International Airport Ltd         103
    215,933        BAA plc ...........................      1,972
      2,700      * BCE Emergis, Inc ..................         11
        545        Bellsystem 24, Inc ................        191
     12,868        Benesse Corp ......................        235
     22,077        Brascan Corp (Class A) ............        508
    134,948        Cendant Corp ......................      2,143
     25,964      * CGI Group, Inc (Class A) ..........        117
    340,922        Chubb plc .........................        818
     24,254        Cintas Corp .......................      1,199
     10,632        DCC plc ...........................        121
     45,500        Deutsche Post AG. (Regd) ..........        577
     27,799        Dover Corp ........................        973
     33,837        Electrocomponents plc .............        190
     20,590        Fortune Brands, Inc ...............      1,153
     86,542        Fugro NV ..........................      4,744
      2,000      e Fuji Soft ABC, Inc ................         81
     34,374        H & R Block, Inc ..................      1,586
     32,640        Hagemeyer NV ......................        451
     23,000        Haw Par Corp Ltd ..................         58
        586        Hays plc ..........................          1
     84,800        Honeywell International, Inc ......      2,988
    675,151        Hutchison Whampoa Ltd .............      5,042
    252,324      e Imperial Holdings Ltd .............      1,358
    168,347        Itochu Corp .......................        590
        700        Itochu Techno-Science Corp ........         27
     11,136        ITT Industries, Inc ...............        786
  1,633,500        Keppel Corp Ltd ...................      3,809
      1,367        Kobenhavns Lufthavne As ...........        105
      3,987        Manpower, Inc .....................        147
      7,500        Meitec Corp .......................        248
    167,450        Mitsubishi Corp ...................      1,211
    201,714        Mitsui & Co Ltd ...................      1,350
     24,943        Moody's Corp ......................      1,241
         11        NET One Systems Co Ltd ............         62
        400        Obic Co Ltd .......................         87
     33,305      e OCE NV ............................        388
      7,318        OM AB .............................         55
     31,072        Onex Corp .........................        421
      2,400      e Oracle Corp (Japan) ...............        102
      8,858      * Ostasiatiske Kompagni .............        201
     34,720        Power Corp Of Canada ..............        912
      6,494     e* Quebecor, Inc (Class B) ...........         84
    280,648        Rentokil Initial plc ..............      1,142
     14,127        Robert Half International, Inc ....        329
     27,545        Secom Co Ltd ......................      1,351
        192        Securicor plc .....................          0
     89,410        Securitas AB (B Shs) ..............      1,839
     45,633        Servicemaster Co ..................        626
     19,502        SGS Societe Generale Surveillance
                     Holdings S.A.                          6,224
     21,360      e Softbank Corp .....................        297
     49,509        Sumitomo Corp .....................        300
    130,389        Swire Pacific Ltd (A Shs) .........        667
     66,547        Sysco Corp ........................      1,811
     79,246     e* Terra Lycos S.A. ..................        450
      8,588        Textron, Inc ......................        403

      4,843      e TIS, Inc ..........................        138
     10,800      * TMP Worldwide, Inc ................        232
     37,921        TPG NV ............................        856
      6,000        Trans Cosmos, Inc .................        136
  1,806,713        Tyco International Ltd ............     24,409
     77,972        United Technologies Corp ..........      5,294
    323,338        Vedior NV .........................      4,471
     61,928        Wesfarmers Ltd ....................        946
  1,037,096        Wharf Holdings Ltd ................      2,446
                                                         --------
                   TOTAL OTHER .......................    117,659
                                                         --------
 PRODUCER DURABLES--4.83%
     43,955        3M Co .............................      5,406
     70,306     e* ABB Ltd ...........................        626
     11,863        Advantest Corp ....................        738
     20,771     e* Alstom ............................        220
     20,771      * Alstom Rts ........................          8
     82,271        Amada Co Ltd ......................        399
      7,196        Atlas Copco AB (A Shs) ............        172
     18,386        Atlas Copco AB (B Shs) ............        414
      2,375        Barco NV ..........................        100
      1,476      * Bombardier, Inc (Class A) .........         13
    315,308     e* Bombardier, Inc (Class B) .........      2,612
     28,286        Caterpillar, Inc ..................      1,385
     76,000      * Chartered Semiconductor
                     Manufacturing Ltd................        155
     12,215        Cooper Industries Ltd (Class A) ...        480
     13,837        Daikin Industries Ltd .............        253
     14,624        Danaher Corp ......................        970
     48,840        Deere & Co ........................      2,339
    374,183        Eaton Corp ........................     27,222
     57,878        Emerson Electric Co ...............      3,097
     14,090        Fanuc Ltd .........................        708
        990        Fischer (Georg) Ltd (Regd) ........        195
     24,573        FKI plc ...........................         59
      5,190      * FLS Industries A/S (B Shs) ........         66
     15,000        Fuji Electric Co Ltd ..............         41
      5,400        Fuji Machine Manufacturing Co Ltd .         84
    198,032      e Fujitsu Ltd .......................      1,381
    199,000        Futaba Corp .......................      5,811
  3,571,080        General Electric Co ...............    103,740
    402,236      * Hitachi Ltd .......................      2,601
      9,220        Hoya Corp .........................        671
     50,548        Illinois Tool Works, Inc ..........      3,452
    145,921        IMI plc ...........................        722
     40,947        Ingersoll-Rand Co (Class A) .......      1,870
    547,736        Invensys plc ......................        743


                       SEE NOTES FO FINANCIAL STATEMENTS

             2002 Semiannuial Report College Retirement College Equities Fund 57

 Statement of Investments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                              VALUE (000)
    ------                                              -----------

 PRODUCER DURABLES--(CONTINUED)
    104,633        Ishikawajima-Harima Heavy
                     Industries Co Ltd ............... $      158
    102,815      * Kawasaki Heavy Industries Ltd .....        131
    201,689        Komatsu Ltd .......................        722
     20,000      e Komori Corp .......................        249
    542,180        Koninklijke Philips Electronics NV      15,137
    163,782        Kubota Corp .......................        499
        638        Kurita Water Industries Ltd .......          8
    296,288      * Logitech International S.A. (Regd)      13,776
     96,400      e Mabuchi Motor Co Ltd ..............      9,498
     38,212      e Magna International, Inc (Class A)       2,631
     22,066        Metso Oyj .........................        285
    226,976      * Mitsubishi Electric Corp ..........      1,019
    498,840        Mitsubishi Heavy Industries Ltd ...      1,511
     10,969        Mori Seiki Co Ltd .................        100
    125,444        Murata Manufacturing Co Ltd .......      7,891
    183,054      * NEC Corp ..........................      1,274
     16,457      * Nikon Corp ........................        182
     10,200        Nitto Denko Corp ..................        334
      7,635        NKT Holding A/S ...................         87
     94,488        NSK Ltd ...........................        393
      6,000      e NTN Corp ..........................         23
    146,000      * Oki Electric Industry Co Ltd ......        315
     11,105        Parker Hannifin Corp ..............        531
     34,279        Pitney Bowes, Inc .................      1,362
     29,134        Rockwell Automation, Inc ..........        582
     71,043        Rohm Co Ltd .......................     10,491
     19,400        Samsung Electronics Co Ltd ........      5,306
     73,756      e Sandvik AB ........................      1,842
      1,400        Schindler Holding AG. (Regd) ......        254
     47,933        Schneider Electric S.A. ...........      2,578
    102,046        SembCorp Industries Ltd ...........         79
    316,081      e Siemens AG. .......................     18,964
    177,000        Singapore Technologies
                     Engineering Ltd .................        193
        615        SKF AB (A Shs) ....................         16
     12,667      e SKF AB (B Shs) ....................        328
     53,278      e SMC Corp ..........................      6,299
     12,000        Stanley Electric Co Ltd ...........        128
      1,170      * Sulzer AG. (Regd) .................        249
     74,000      * Sumitomo Heavy Industries Ltd .....         80
     32,940        Taiyo Yuden Co Ltd ................        539
     22,000        Takuma Co Ltd .....................        170
      1,208        Tandberg ASA ......................         14
     33,700      e THK Co Ltd ........................        648
     18,358     e* Thomson Multimedia ................        434
    110,181        Tokyo Electron Ltd ................      7,179
    452,923      * Toshiba Corp ......................      1,844
    643,427        Toyota Industries Corp ............     10,452
      5,199        Vestas Wind Systems A/S ...........        141
      9,256      e Wartsila Oyj (B Shs) ..............        155
    108,417        Waste Management, Inc .............      2,824
      5,643        WW Grainger, Inc ..................        283
    147,012      * Xerox Corp ........................      1,025
     52,507        Yokogawa Electric Corp ............        407
                                                         --------
                   TOTAL PRODUCER DURABLES ...........    300,373
                                                         --------
 TECHNOLOGY--9.97%
    106,393      * ADC Telecommunications, Inc .......        244
     20,376        Adobe Systems, Inc ................        581
     46,750        Advanced Micro Devices, Inc .......        454
      5,119     e* Agere Systems, Inc (Class A) ......          7
    217,937      * Agere Systems, Inc (Class B) ......        344
     33,015      * Agilent Technologies, Inc .........        781
        682        Alcatel O (Optronics) .............          1
     78,428        Alcatel S.A. ......................        545
     42,768      e Alcatel S.A. (Spon ADR) ...........        304
      9,979      e Altran Technologies S.A. ..........        291
     16,906      * American Power Conversion Corp ....        214
    747,701      * Analog Devices, Inc ...............     22,207
     34,000      * Anritsu Corp ......................        239
     42,350      * Apple Computer, Inc ...............        750
    267,796      * Applied Materials, Inc ............      5,093
     40,069      * Applied Micro Circuits Corp .......        190
     31,180      * ARM Holdings plc ..................         69
     83,912      e Asahi Glass Co Ltd ................        537
     23,000        ASM Pacific Technology Ltd ........         51
    940,665      * ASML Holding NV ...................     14,892
    214,015      * ATI Technologies, Inc .............      1,480
     58,296      * Atmel Corp ........................        365
      1,740      * Atos Origin .......................        111
     66,009        Automatic Data Processing, Inc ....      2,875
     25,046      * Avaya, Inc ........................        124
         43      * Axcelis Technologies, Inc .........          0
     49,971      * BEA Systems, Inc ..................        475
     14,491      * BMC Software, Inc .................        241
     25,744      * Broadcom Corp (Class A) ...........        452

     30,588      * Brocade Communications Systems, Inc        535
      7,687     e* Business Objects ..................        225
     33,816      * Cadence Design Systems, Inc .......        545
    226,324        Canon, Inc ........................      8,554
     14,988        Cap Gemini S.A. ...................        596
     85,318      * Celestica, Inc ....................      1,920
      1,283      * Celestica, Inc (U.S.) .............         29
     25,816      * Ceridian Corp .....................        490
     11,859      * Certegy, Inc ......................        440
     44,990      * CIENA Corp ........................        189
  3,036,437      * Cisco Systems, Inc ................     42,358
     68,279        Citizen Watch Co Ltd ..............        460
     25,204      * Citrix Systems, Inc ...............        152
     24,174        CMG plc ...........................         37
     11,690      * Cognos, Inc .......................        257
     59,417        Computer Associates
                     International, Inc ..............        944
     37,641        Computer Sciences Corp ............      1,799
     51,342      * Compuware Corp ....................        312
     25,605      * Comverse Technology, Inc ..........        237
     70,280      * Concord EFS, Inc ..................      2,118
     21,464      * Convergys Corp ....................        418
    131,104      * Corning, Inc ......................        465
      7,450        Creative Technology Ltd ...........         66
     11,231        CSK Corp ..........................        400
    739,317        Dai Nippon Printing Co Ltd ........      9,814
     54,121     e* Dainippon Screen Manufacturing
                     Co Ltd ..........................        280
     10,139      e Dassault Systemes S.A. ............        463
     43,000        Datacraft Asia Ltd ................         52
    349,321      * Dell Computer Corp ................      9,131
     10,940      * DST Systems, Inc ..................        500
     19,014      * Electronic Arts, Inc ..............      1,256
     84,099        Electronic Data Systems Corp ......      3,124
    204,240        EMC Corp ..........................      1,542
      6,335      * Epcos AG. .........................        209
     19,719        Equifax, Inc ......................        532
    115,609        ERG Ltd ...........................         19
  1,028,418      * Ericsson (LM) (B Shs) .............      1,555
     71,222     b* Exds, Inc .........................          1
     88,236        First Data Corp ...................      3,282
     37,240      * Fiserv, Inc .......................      1,367
      8,000        Fujikura Ltd ......................         29
    188,340        Furukawa Electric Co Ltd ..........        721
     74,141        Futuris Corp Ltd ..................         57
    320,802        Hewlett-Packard Co ................      4,902
     83,300        Hirose Electric Co Ltd ............      7,263


58 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                        SEE NOTE TO FINANCIAL STATEMENTS

 Statement of Invesments - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                              VALUE (000)
     -----                                               -----------

 TECHNOLOGY--(CONTINUED)
     27,000        Hitachi Cable Ltd .................     $  119
     42,061      * i2 Technologies, Inc ..............         62
     79,499      * Infineon Technologies AG. .........      1,243
  3,585,418        Intel Corp ........................     65,506
    223,435        International Business Machines Corp    16,087
     28,888        Intracom S.A. .....................        261
     27,904      * Intuit, Inc .......................      1,387
      3,608      * Iona Technologies plc .............         20
     21,858      * Jabil Circuit, Inc ................        461
    209,153      * JDS Uniphase Corp .................        558
  6,141,055        Johnson Electric Holdings Ltd .....      7,283
     33,829      * Juniper Networks, Inc .............        191
     44,227        Keyence Corp ......................      9,369
     20,740      * KLA-Tencor Corp ...................        912
     21,000        Kokuyo Co Ltd .....................        221
      1,093     e* Kudelski S.A. (Br) ................         38
     33,402        Kyocera Corp ......................      2,438
    923,100      * Lam Research Corp .................     16,597
     24,800      * Learning Technology, Inc
                     Litigation Notes ................          0
    750,895        Linear Technology Corp ............     23,601
    185,044        Logica plc ........................        564
    469,985     e* Lucent Technologies, Inc ..........        780
    777,645      * Marconi plc .......................         47
     10,419        Matsushita Communication
                     Industrial Co Ltd ...............        402
     42,518      * Maxim Integrated Products, Inc ....      1,630
    217,500        Melco, Inc ........................      3,560
     11,446      * Mercury Interactive Corp ..........        263
     51,532        Micron Technology, Inc ............      1,042
  1,929,560      * Microsoft Corp ....................    105,547
    224,900        Misys plc .........................        830
     22,400        Mitsumi Electric Co Ltd ...........        352
  2,890,997        Motorola, Inc .....................     41,688
      5,138     e* Navision A/S ......................        204
     43,479      * Network Appliance, Inc ............        541
     20,419        NGK Spark Plug Co Ltd .............        155
    195,700        Nichicon Corp .....................      2,719
      3,000      e Nidec Corp ........................        216
    127,972        Nippon Sheet Glass Co Ltd .........        432
  1,319,167        Nokia Oyj .........................     19,308
    332,944      * Nortel Networks Corp ..............        482
     27,000      * Nortel Networks Corp (U.S.) .......         39
     20,059      * Novellus Systems, Inc .............        682
        103        NTT Data Corp .....................        412
     25,055        Olympus Optical Co Ltd ............        350
     52,543        Omron Corp ........................        754
     21,480      * Openwave Systems, Inc .............        121
    636,453      * Oracle Corp .......................      6,027
     77,598      * Palm, Inc .........................        137
     25,084      * Parametric Technology Corp ........         86
     27,806        Paychex, Inc ......................        870
     37,769      * Peoplesoft, Inc ...................        562
     26,971      * Peregrine Systems, Inc ............          8
     92,912      * PMC-Sierra, Inc ...................        861
     12,869      * QLogic Corp .......................        490
     68,741      * Qualcomm, Inc .....................      1,890
     26,585      * Rational Software Corp ............        218
     68,318        Ricoh Co Ltd ......................      1,183
      1,362        Sagem S.A. ........................         91
     54,547      * Sanmina-SCI Corp ..................        344
     89,103        SAP AG. ...........................      8,800
     35,563        Scientific-Atlanta, Inc ...........        585
     26,262      * Seagate Technology, Inc ...........          0
    936,248      * Siebel Systems, Inc ...............     13,313
     20,004      * Solectron Corp ....................        123
         32      * Sonus Networks, Inc ...............          0
    327,358        Spirent plc .......................        432
    981,031        STMicroelectronics NV .............     24,464
     59,709        Sumitomo Electric Industries Ltd ..        414
  4,163,627      * Sun Microsystems, Inc .............     20,860
     37,183      * Sungard Data Systems, Inc .........        985
     45,753        Symbol Technologies, Inc ..........        389
     15,057        TDK Corp ..........................        711
     26,022      * Tellabs, Inc ......................        161
     25,231      * Teradyne, Inc .....................        593
  1,535,933        Texas Instruments, Inc ............     36,402
     35,055        Thermo Electron Corp ..............        579
     11,019        Tietoenator Corp ..................        272
     81,540        Toppan Printing Co Ltd ............        848
      3,500        Trend Micro, Inc ..................         98
      1,935        Unaxis Holding AG. (Regd) .........        229
     54,023      * Unisys Corp .......................        486
    104,000        Venture Manufacturing Ltd
                    (Singapore) ......................        830
     29,804      * VeriSign, Inc .....................        214

     54,968      * Veritas Software Corp .............      1,088
     25,490      * Vitesse Semiconductor Corp ........         79
     35,786      e WM-Data AB (B Shs) ................         68
     46,376      * Xilinx, Inc .......................      1,040
        678        Yamaha Corp .......................          7
                                                         --------
                   TOTAL TECHNOLOGY ..................    619,873
                                                         --------
 TRANSPORTATION--1.04%
     10,897      * Air Canada ........................         51
     31,327        Air France ........................        524
    118,000     e* All Nippon Airways Co Ltd .........        305
     18,505        Associated British Ports
                     Holdings plc.....................        127
        507        Bergesen DY A/S (A Shs) ...........         11
      7,017        Bergesen DY A/S (B Shs) ...........        135
    371,727        Brambles Industries Ltd ...........      1,970
    137,422        Brambles Industries plc ...........        688
  1,967,389      * British Airways plc ...............      5,585
     36,682        Burlington Northern Santa Fe Corp .      1,100
     33,666        Canadian National Railway Co
                    (Canada)..........................      1,772
     33,955        Canadian Pacific Railway Ltd ......        840
    129,000        Cathay Pacific Airways Ltd ........        198
        215      e Central Japan Railway Co ..........      1,309
        939        CMB Compagnie Maritime Belge S.A. .         53
     16,985        CP Ships Ltd ......................        173
     45,642        CSX Corp ..........................      1,600
     24,312      * Deutsche Lufthansa AG. (Regd) .....        341
        413        East Japan Railway Co .............      1,933
  1,305,000      * EasyJet plc Rts ...................      1,591
     43,506        Fedex Corp ........................      2,323
     42,085        Firstgroup plc ....................        162
      8,007        Frontline Ltd .....................         76
  1,336,000        Hankyu Corp .......................      4,403
        234      e Japan Airlines Co Ltd .............          1
     67,968        Kamigumi Co Ltd ...................        284
     27,381        Keihin Electric Express
                     Railway Co Ltd...................        124
    259,700      * Kinki Nippon Railway Co Ltd .......        847
      3,209        KLM (Royal Dutch Airlines) NV .....         39
    197,551        Mayne Group Ltd ...................        459
     53,474        Mitsui O.S.K. Lines Ltd ...........        112
  1,127,000        Mitsui-Soko Co Ltd ................      2,275
    167,000        MTR Corp ..........................        216
    112,124      * Neptune Orient Lines Ltd ..........         65
     82,000        Nippon Express Co Ltd .............        434
    167,974        Nippon Yusen Kabushiki Kaisha .....        579
     57,037        Norfolk Southern Corp .............      1,334
          1        Peninsular And Oriental
                     Steam Navigation Co..............          0
  1,719,500        Qantas Airways Ltd ................      4,441


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 59

Statement of Investment - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                             VALUE (000)
     ------                                             -----------

 TRANSPORTATION--(CONTINUED)
     83,821      * Railtrack Group plc ...............       $  0
    572,137      * Ryanair Holdings plc ..............      3,531
     32,901        Sabre Holdings Corp ...............      1,178
      9,751      * SAS AB ............................         67
     47,000      e Seino Transportation Co Ltd .......        290
     40,000        SembCorp Logistics Ltd ............         50
     77,139        Singapore Airlines Ltd ............        563
    113,000        SMRT Corp Ltd .....................         43
     26,132        Southwest Airlines Co .............        422
    436,722        Stagecoach Group plc ..............        418
  1,385,000        Sumitomo Warehouse Co Ltd .........      3,813
     92,000        Tobu Railway Co Ltd ...............        257
        673        Tokyu Corp ........................          3
     31,598        Union Pacific Corp ................      2,000
     31,168        United Parcel Service, Inc (Class B)     1,925
      2,159      * Van Der Horst Ltd .................          0
         59        West Japan Railway Co .............        238
    618,107      e Yamato Transport Co Ltd ...........     11,268
                                                         --------
                   TOTAL TRANSPORTATION ..............     64,546
                                                         --------
 UTILITIES--6.02%
  3,197,566        A T & T Corp ......................     34,214
  3,550,609      * A T & T Wireless Services, Inc ....     20,771
     60,851      * AES Corp ..........................        330
      6,200        Aliant, Inc .......................        114
     27,520        Allegheny Energy, Inc .............        709
     13,482        Ameren Corp .......................        580
     60,880        American Electric Power Co, Inc ...      2,436
      2,059        Athens Water Supply & Sewage ......         11
     50,679        Australian Gas Light Co Ltd .......        280
    551,997      * Autoroutes Du Sud De La France ....     14,992
  1,176,274      e Autostrade-Concessioni e Costruzioni
                     Autostrade S.p.A. ...............      9,747
     90,761        AWG plc ...........................        761
     69,741        BCE, Inc ..........................      1,210
    278,271        BellSouth Corp ....................      8,766
     41,596        Bouygues S.A. .....................      1,162
     44,004        Brisa-Auto Estradas de Portugal S.A.       248
  6,958,939        BT Group plc ......................     26,731
    198,587        Cable & Wireless plc ..............        506
     51,847     e* Calpine Corp ......................        364
     80,371        Chubu Electric Power Co, Inc ......      1,411
     21,491        Cinergy Corp ......................        773
    252,498        CLP Holdings Ltd ..................      1,004
     20,978        Consolidated Edison, Inc ..........        876
     27,134        Constellation Energy Group, Inc ...        796
     65,344        Contact Energy Ltd ................        127
    251,656        Deutsche Telekom AG. (Regd) .......      2,366
     23,486        Dominion Resources, Inc ...........      1,555
     21,903        DTE Energy Co .....................        978
    141,323        Duke Energy Corp ..................      4,395
     41,852        Dynegy, Inc (Class A) .............        301
      1,732     e* E.Biscom S.p.A. ...................         50
    236,702        E.ON AG. ..........................     13,792
     17,164      * Edison International ..............        292
    112,851        El Paso Corp ......................      2,326
      5,349        Electrabel S.A. ...................      1,236
     10,950      * Electrabel S.A. (Strip Vvpr) ......         13
    493,086        Electricidade De Portugal S.A. ....        954
    301,775      e Endesa S.A. .......................      4,384
    743,367      e Enel S.p.A. .......................      4,258
     18,718        Entergy Corp ......................        794
     31,460        Exelon Corp .......................      1,645
     22,211        FirstEnergy Corp ..................        741
     13,160        FPL Group, Inc ....................        789
     48,944      e France Telecom S.A. ...............        456
  6,223,570        Game Group plc ....................     11,621
     56,768      * GN Store Nord .....................        208
     69,902        Hellenic Telecommunications
                     Organization S.A. ...............      1,105
    937,514        Hongkong Electric Holdings Ltd ....      3,504
    255,711      e Iberdrola S.A. ....................      3,725
    129,797        Kansai Electric Power Co, Inc .....      2,052
     91,433        Kelda Group plc ...................        595
     12,664        KeySpan Corp ......................        477
     20,258        Kinder Morgan, Inc ................        770
    356,595      * KPN NV ............................      1,669
     51,196        Kyushu Electric Power Co, Inc .....        759
     45,792     e* Level 3 Communications, Inc .......        135
     97,522      * Mirant Corp .......................        712
    618,025        National Grid Group plc ...........      4,390
     76,824      * Nextel Communications, Inc (Class A)       247
      2,274        Nippon Telegraph & Telephone Corp .      9,353
     37,902        NiSource, Inc .....................        827
      1,649      * NiSource, Inc (Sails) .............          3
      2,460        NTT Docomo, Inc ...................      6,055
     39,713      * P G & E Corp ......................        710
  1,226,800      * Pacific Century Cyberworks Ltd ....        289

      4,095        Panafon Hellenic Telecom S.A. .....         21
    175,905        Portugal Telecom SGPS S.A. (Regd) .      1,242
     27,193        PPL Corp ..........................        900
     23,279        Progress Energy, Inc ..............      1,211
     36,172        Public Service Enterprise Group, Inc     1,566
    195,573      * Qwest Communications
                    International, Inc ...............        548
     51,670        Reliant Energy, Inc ...............        873
    113,989        RWE AG. ...........................      4,497
    487,080        SBC Communications, Inc ...........     14,856
    362,504        Scottish & Southern Energy plc ....      3,586
    103,319        Scottish Power plc ................        556
     36,318        Sempra Energy .....................        804
     44,741        Severn Trent plc ..................        493
    836,670        Singapore Telecommunications Ltd ..        649
     12,990        Sk Telecom ........................      2,910
     79,577      * Sonera Oyj ........................        303
    119,544        Southern Co .......................      3,276
  2,029,455      * Sprint Corp (PCS Group) ...........      9,072
     41,542        Suez ..............................      1,070
    278,723        Suez S.A. .........................      7,432
      9,626      e Swisscom AG. (Regd) ...............      2,801
     18,267        TDC A/S ...........................        505
     12,300     e* Tele2 AB (B Shs) ..................        226
    198,660      e Telecom Corp Of New Zealand Ltd ...        476
    814,959      e Telecom Italia S.p.A. .............      6,382
    359,667      e Telecom Italia S.p.A.(Rnc) ........      1,907
  1,610,581      * Telefonica S.A. ...................     13,520
     33,574      * Telefonica S.A. (Spon ADR) ........        834
     45,372      * Telekom Austria AG. ...............        364
     60,939        Telenor ASA .......................        216
    124,971      e Telia AB ..........................        348
    303,741        Telstra Corp Ltd ..................        795
     17,519        Telus Corp ........................        125
      1,220        Telus Corp (Non-Vote) .............          8
  1,057,053      e TIM S.p.A. ........................      4,332
     13,827     e* Tiscali S.p.A. ....................         84
     71,230        Tohoku Electric Power Co, Inc .....        998
    771,459        Tokyo Electric Power Co, Inc ......     15,866
     21,745        TransAlta Corp ....................        289
     22,823        TXU Corp ..........................      1,177
     18,357      e Union Fenosa S.A. .................        337
    116,010        United Utilities plc ..............      1,081
    351,774        Verizon Communications, Inc .......     14,124


60 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investment - GLOBAL EQUITIES ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                             VALUE (000)
     ------                                             -----------

 UTILITIES--(CONTINUED)
 20,550,765        Vodafone Group plc ................   $ 28,192
    237,702        Vodafone Group plc (Spon ADR) .....      3,245
    101,006        Williams Cos, Inc .................        605
     16,688   b, e WorldCom, Inc (MCI Group) .........         15
    411,035  b, e* WorldCom, Inc (WorldCom Group)              37
                                                        ---------
                   TOTAL UTILITIES ...................    374,204
                                                        ---------
                   TOTAL COMMON STOCK
                    (Cost $6,830,851) ................  6,097,960
                                                        ---------

  PRINCIPAL
   -------
SHORT TERM INVESTMENTS--4.21%
 CERTIFICATES OF DEPOSIT--0.08%
                 Toronto Dominion Bank
$ 5,000,000        2.000%, 09/04/02 ..................      5,002
                                                        ---------
                 TOTAL CERTIFICATES OF DEPOSIT .......      5,002
                                                        ---------
 COMMERCIAL PAPER--2.05%
                 American Honda Finance Corp
  7,300,000          1.770%, 07/26/02 ................      7,290
                 Asset Securitization Coop Corp
 10,000,000        c 1.780%, 07/08/02 ................      9,995
                 Canadian Wheat Board
  5,000,000          1.940%, 08/27/02 ................      4,985
                 Colgate-Palmolive Co
 11,000,000        c 1.750%, 07/30/02 ................     10,983
                 Conoco, Inc
 11,000,000        c 1.950%, 07/15/02 ................     10,990
                 Edison Asset Securitization, Llc
 14,000,000        c 1.790%, 07/02/02 ................     13,997
                 Greyhawk Funding Llc
 14,000,000        c 1.780%, 07/03/02 ................     13,996
                 Ingersoll Rand Co
 10,000,000        c 2.100%, 07/01/02 ................      9,998
                 McGraw-Hill, Inc
  7,243,000          2.070%, 10/03/02 ................      7,208
                 Paccar Financial Corp
 14,000,000          1.790%, 08/08/02 ................     13,972
                 Preferred Receivables Funding Corp
 10,000,000        c 1.800%, 07/19/02 ................      9,990
                 Sigma Finance, Inc
 14,000,000        c 1.860%, 07/18/02 ................     13,986
                                                        ---------
                 TOTAL COMMERCIAL PAPER ..............    127,390
                                                        ---------

U.S. GOVERNMENT AGENCY NOTE--0.08%

                 Federal Home Loan Bank (FHLB)
$ 5,000,000        2.850%, 04/16/03 .................. $    5,039
                                                       ----------
                   TOTAL U.S. GOVERNMENTAGENCYNOTE ...      5,039
                                                       ----------
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--2.00%
                 Federal Home Loan Bank (FHLB)
  3,052,000        1.770%, 08/09/02 ..................      3,046
 20,000,000      d 2.300%, 02/27/03 ..................     19,745
                 Federal Home Loan Mortgage Corp (FHLMC)
    400,000        1.900%, 07/01/02 ..................        400
  2,100,000        1.740%, 07/02/02 ..................      2,100
 19,100,000      d 1.790%, 07/18/02 ..................     19,081
 19,700,000      d 1.810%, 08/21/02 ..................     19,649
 21,309,000        1.740%, 08/29/02 ..................     21,246
 10,075,000        1.735%, 09/26/02 ..................     10,031
                 Federal National Mortgage Association (FNMA)
  2,400,000        1.750%, 07/31/02 ..................      2,396
  6,700,000        1.740%, 08/21/02 ..................      6,683
 20,000,000        1.790%, 12/11/02 ..................     19,836
                                                       ----------
                 TOTAL U.S. GOVERNMENT AND AGENCIES
                     DISCOUNT NOTES                       124,213
                                                       ----------
                 TOTAL SHORT TERM INVESTMENTS
                  (Cost $261,571) ....................    261,644
                                                       ----------
                 TOTAL PORTFOLIO--102.51%
                  (Cost $7,107,674) ..................  6,372,333

                 OTHER ASSETS &
                     LIABILITIES, NET--(2.51)%          (156,146)
                                                       ----------
                 NET ASSETS--100% .................... $6,216,187
                                                       ==========

----------
*  Non-income producing
b  In bankcruptcy
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1934.
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities .not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2002, the value of these securities amounted to $169 or 0.00% of net assets.

Additional information on each restricted security is as follows:

SECURITY                       ACQUISITION DATE     ACQUISITION COST
--------                       ----------------     ----------------
Silverstone Berhad                 12/30/98               $804
                                                         =====


                       SEE NOTES TO FINANCIAL STATEMENTS


                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 61

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

  PRINCIPAL                                             VALUE (000)
  ---------                                             -----------
CORPORATE BOND--0.00%
 CONSUMER CYCLICAL--0.00%
                 Ugly Duckling Corp (Sub Deb)
     $6,500        12.000%, 10/23/03 .................  $       7
                                                        ---------
                 TOTAL CONSUMER CYCLICAL .............          7
                                                        ---------
                 TOTAL CORPORATE BOND
                  (Cost $8) ..........................          7
                                                        ---------

   SHARES
   ------
PREFERRED STOCK--0.00%
 BASIC INDUSTRIES--0.00%
      3,895      * Sealed Air Corp ...................        159
                                                        ---------
                   TOTAL BASIC INDUSTRIES ............        159
                                                        ---------
 TECHNOLOGY--0.00%
        264      * Superior Trust I Series A .........          1
                                                        ---------
                   TOTAL TECHNOLOGY ..................          1
                                                        ---------
                   TOTAL PREFERRED STOCK
                    (Cost $186) ......................        160
                                                        ---------
COMMON STOCK--99.69%
 AEROSPACE AND DEFENSE--0.88%
     25,199      * Alliant Techsystems, Inc ..........      1,608
     18,260      * Armor Holdings, Inc ...............        466
    375,187      e Boeing Co .........................     16,883
     12,016     e* DRS Technologies, Inc .............        514
      3,769        Dynamics Research Corp ............         91
    179,680     e* Echostar Communications Corp
                    (Class A).........................      3,335
      6,168        Engineered Support Systems, Inc ...        322
     29,455        General Dynamics Corp .............      3,133
  2,421,761      * General Motors Corp ...............     25,186
      8,668      * Herley Industries, Inc ............        184
      9,224      * Hexcel Corp .......................         40
      5,064      * Integrated Defense Technology, Inc         149
    317,865     e* L-3 Communications Holdings, Inc ..     17,165
     55,114        Lockheed Martin Corp ..............      3,830
     31,315      * Orbital Sciences Corp .............        250
     14,588      * Panamsat Corp .....................        330
     25,897        PerkinElmer, Inc ..................        286
      8,094      * Remec, Inc ........................         45
     13,194        Rockwell Collins, Inc .............        362
     12,850      * Teledyne Technologies, Inc ........        267
      8,825      * Viasat, Inc .......................         74
                                                        ---------
                   TOTAL AEROSPACE AND DEFENSE .......     74,520
                                                        ---------
 BASIC INDUSTRIES--0.70%
      6,807      * Aaon, Inc .........................        128
      3,019      * AEP Industries, Inc ...............        107
     35,318      * Airgas, Inc .......................        611
     17,190        Albany International Corp (Class A)        463
     89,709        Alcoa, Inc ........................      2,974
     35,537      * American Standard Cos, Inc ........      2,669
      3,323        American Woodmark Corp ............        187
      1,996      * Applied Films Corp ................         22
     17,013        Arch Coal, Inc ....................        386
     47,912        Avery Dennison Corp ...............      3,006
     19,052        Ball Corp .........................        790
          1        Barrick Gold Corp .................          0
     67,140        Black & Decker Corp ...............      3,236
      2,663      * BWAY Corp .........................         42
      7,349        Cabot Corp ........................        211
     16,513     e* Cabot Microelectronics Corp .......        713
      9,815        Cambrex Corp ......................        394
      9,513        Carlisle Cos, Inc .................        428
        771        Centex Construction Products, Inc .         28
     18,002        Clarcor, Inc ......................        570
      6,213      e Collins & Aikman Corp .............         57
      6,094      * Collins & Aikman Corp Rts .........          0
     13,712        Consol Energy, Inc ................        291
      9,400        Crompton Corp .....................        120
      3,540        Deltic Timber Corp ................        122
      9,152      * Dionex Corp .......................        245
         31      * Dominion Homes, Inc ...............          1
        139        Donnelly Corp .....................          4

     15,963        Dr Horton, Inc ....................        416
         81      * Drew Industries, Inc ..............          1
     47,567      * Earthshell Corp ...................         55
    101,569      e Ecolab, Inc .......................      4,696
     14,105        Elcor Corp ........................        386
        568      * EMCOR Group, Inc ..................         33
      2,687      * Encore Wire Corp ..................         38
     10,952      * Energy Conversion Devices, Inc ....        172
     12,125      e Ferro Corp ........................        366
      2,773        Florida Rock Industries, Inc ......         99
     21,002        Fluor Corp ........................        818
      9,098      * FMC Corp ..........................        274
      4,589        Foamex International, Inc .........         51
     47,832     e* Freeport-Mcmoran Copper & Gold, Inc
                    (Class A) ........................        854
      4,600      * Gentek, Inc .......................          1
     10,654      e Georgia Gulf Corp .................        282
      6,302        Glatfelter ........................        118
      1,821        Granite Construction, Inc .........         46
     54,516      * Hecla Mining Co ...................        256
     10,903      * Hovnanian Enterprises, Inc (Class A)       391
      3,355      * Imco Recycling, Inc ...............         33
     15,628      * Insituform Technologies, Inc
                     (Class A) .......................        331
      6,167      * Ivex Packaging Corp ...............        140
     23,038        Jacobs Engineering Group, Inc .....        801
      8,377      * Jarden Corp .......................        166
    151,681        Kimberly-Clark Corp ...............      9,404
      2,866        Lennar Corp .......................        175
        398      * Liquidmetal Technologies ..........          5
     15,649      * Lone Star Technologies, Inc .......        358
      7,216        LSI Industries, Inc ...............        133
      4,048      * Lydall, Inc .......................         62
      8,919        MacDermid, Inc ....................        192
    162,573        Masco Corp ........................      4,407
      1,064      * Mobile Mini, Inc ..................         18
    207,702      e Newmont Mining Corp ...............      5,469
      1,054      * Northwest Pipe Co .................         25
      6,768     e* NVR, Inc ..........................      2,186
     34,082        Olin Corp .........................        755
      2,778        OM Group, Inc .....................        172
      9,351      * Palm Harbor Homes, Inc ............        186
      3,893        Penford Corp ......................         70
     10,036      * Penwest Pharmaceuticals Co ........        196
      5,566        Quaker Chemical Corp ..............        136
      9,141        Royal Gold, Inc ...................        125
     51,867     e* Sealed Air Corp ...................      2,089
     13,809     e* Shaw Group, Inc ...................        424
      8,284        Sigma-Aldrich Corp ................        415
      5,396      * Simpson Manufacturing Co, Inc .....        308
      5,358        Spartech Corp .....................        146
     30,775        Stanley Works .....................      1,262
     11,880      * Steel Dynamics, Inc ...............        196
      1,112        Tredegar Corp .....................         27
      3,841      * Trex Co, Inc ......................        120
     15,821        Valspar Corp ......................        714
      4,726        Vulcan Materials Co ...............        207
      1,563        Wausau-Mosinee Paper Corp .........         19
      4,986      * WCI Communities, Inc ..............        144
     11,816        WD-40 Co ..........................        328
      8,583        West Pharmaceutical Services, Inc .        275


62 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
-------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 BASIC INDUSTRIES--(CONTINUED)
        312      * William Lyon Homes, Inc ...........  $       8
     15,332      * WR Grace & Co .....................         46
                                                        ---------
                   TOTAL BASIC INDUSTRIES ............     59,431
                                                        ---------
 CONSUMER CYCLICAL--13.52%
      3,807     e* 1-800 Contacts, Inc ...............         51
     24,279      * 99 Cents Only Stores ..............        623
      8,539        Aaron Rents, Inc ..................        205
     48,512      * Abercrombie & Fitch Co (Class A) ..      1,170
     50,668     e* Acclaim Entertainment, Inc ........        179
      4,795      * Acme Communication, Inc ...........         35
     11,344      * Action Performance Cos, Inc .......        358
     11,230      * Advance Auto Parts ................        612
      8,779        Advanced Marketing Services, Inc ..        161
      5,111      * Aeropostale, Inc ..................        140
     10,354      * AFC Enterprises, Inc ..............        324
      5,073      * Aftermarket Technology Corp .......         97
      1,525      * Alexander's, Inc ..................        117
     27,239      * Alliance Gaming Corp ..............        333
     23,467      * American Eagle Outfitters, Inc ....        496
      6,737      * Ameristar Casinos, Inc ............        196
      8,535      * Anntaylor Stores Corp .............        217
  5,256,107      e AOL Time Warner, Inc ..............     77,317
     19,201        Apogee Enterprises, Inc ...........        276
     93,116     e* Apollo Group, Inc (Class A) .......      3,671
     12,337      * Apollo Group, Inc
                    (University Of Phoenix Online)            365
     49,019        Applebee's International, Inc .....      1,125
      4,964        Arctic Cat, Inc ...................         86
        751        Arden Group, Inc (Class A) ........         45
     14,585      * Argosy Gaming Co ..................        414
      8,989        Arvinmeritor, Inc .................        216
      2,515     e* Bally Total Fitness Holding Corp ..         47
      1,575        Barnes Group, Inc .................         36
      4,418      * Beasley Broadcast Group, Inc (Class A)      65
      3,131      * Bebe Stores, Inc ..................         64
    166,220      * Bed Bath & Beyond, Inc ............      6,273
     54,687        Big Lots, Inc .....................      1,076
     13,647        Blockbuster, Inc (Class A) ........        367
      2,473        Bob Evans Farms, Inc ..............         78
      6,790      * Boyd Gaming Corp ..................         98
     13,064      * Boyds Collection Ltd ..............         82
     53,719      * Brinker International, Inc ........      1,706
     10,996     e* Buca, Inc .........................        209
        268      * Buckle, Inc .......................          7
    123,000     e* Cablevision Systems Corp (Class A)       1,164
      6,344     e* Cablevision Systems Corp
                    (Rainbow Media Group)
                    (Class A) ........................         56
      1,887      * Cache, Inc ........................         26
     10,266     e* California Pizza Kitchen, Inc .....        255
     11,167      e Callaway Golf Co ..................        177
     31,706     e* Catalina Marketing Corp ...........        895
     10,600        Cato Corp (Class A) ...............        236
     13,480        CBRL Group, Inc ...................        411
     15,575      * CEC Entertainment, Inc ............        643
      6,007      * Champps Entertainment, Inc ........         73
      5,513      * Charlotte Russe Holding, Inc ......        123
      4,576      * Checkers Drive-In Restaurant ......         54
        900      * Cherokee, Inc .....................         19
      7,643      * Chicago Pizza & Brewery, Inc ......         76
     26,906     e* Chico's FAS, Inc                           977
      8,368     e* Children's Place Retail Stores, Inc        222
     17,125      * Christopher & Banks Corp ..........        724
      5,324      * CKE Restaurants, Inc ..............         61
      5,898        Claire's Stores, Inc ..............        135
  1,866,089        Clear Channel Communications, Inc .     59,752
      1,003      * Coldwater Creek, Inc ..............         24
        749        Cole National Corp ................         14
      8,472      * Columbia Sportswear Co ............        271
     37,322     e* Comcast Corp (Class A) Special ....        890
     39,781      * Copart, Inc .......................        646
    285,266     e* Cox Communications, Inc (Class A) .      7,859
     12,803     e* Cox Radio, Inc (Class A) ..........        309
      3,867        CPI Corp ..........................         75
      6,002      * Cross Media Marketing Corp ........         56
      9,982      * Cumulus Media, Inc (Class A) ......        138
    151,168        Darden Restaurants, Inc ...........      3,734
      2,817      * DHB Industries, Inc ...............         11
         58      * Dick Clark  Productions, Inc ......          1
    179,984        Dollar General Corp ...............      3,425
     76,763      * Dollar Tree Stores, Inc ...........      3,025
     23,639        Donaldson Co, Inc .................        828
      3,875        Dover Downs Gaming &
                     Entertaintment, Inc..............         50
     24,696      e Dow Jones & Co, Inc ...............      1,197
      3,419      * Dress Barn, Inc ...................         53
      7,674     e* Elizabeth Arden, Inc ..............        134

      3,135      * Emmis Communications Corp (Class A)         66
     25,173      * Entercom Communications Corp ......      1,155
      2,608        Escalade, Inc .....................         60
      6,212      * EUniverse, Inc ....................         38
      9,921      * Extended Stay America, Inc ........        161
     15,197      e Factset Research Systems, Inc .....        452
    924,688        Family Dollar Stores, Inc .........     32,595
     41,386      * Foot Locker, Inc ..................        598
     14,712     e* Fossil, Inc .......................        302
     43,069      * Fox Entertainment Group, Inc (Class A)     937
     15,737        Fred's, Inc .......................        579
      5,197        G & K Services, Inc (Class A) .....        178
    417,538        Gap, Inc ..........................      5,929
        580        Garan, Inc ........................         34
    102,157      * Gemstar-TV Guide International, Inc        551
     11,840     e* Genesco, Inc ......................        288
     12,028     e* Genesisintermedia, Inc ............          0
     55,937      * Gentex Corp .......................      1,537
     38,067        Graco, Inc ........................        957
        597        Gray Communications Systems, Inc ..         11
        550        Grey Global Group, Inc ............        380
     10,745      * Group 1 Automotive, Inc ...........        410
     13,545      * GSI Commerce, Inc .................        101
     10,003      * Guitar Center, Inc ................        186
      4,848      * Gulfmark Offshore, Inc ............        201
     17,386      * Gymboree Corp .....................        279
      6,564        Hancock Fabrics, Inc ..............        122
  1,558,203      e Harley-Davidson, Inc ..............     79,889
     15,389        Harman International Industries, Inc       758
     70,379        Harrah's Entertainment, Inc .......      3,121
     37,000        Harte-Hanks, Inc ..................        760
      4,540        Haverty Furniture Cos, Inc ........         90
      5,052      * Hibbett Sporting Goods, Inc .......        128
     52,347        Hilton Hotels Corp ................        728
     26,596      * Hispanic Broadcasting Corp ........        694
     26,595        Hollinger International, Inc ......        319
      3,922      * Hollywood Casino Corp (Class A) ...         42
     21,514      * Hollywood Entertainment Corp ......        445
     23,056     e* Hot Topic, Inc ....................        616
     10,177        iDine Rewards Network, Inc ........        117
     12,610      * IHOP Corp .........................        371
      7,547      * Information Holdings, Inc .........        184
      2,306      * Insight Communications Co, Inc ....         27
    665,023      * International Game Technology .....     37,707
      9,186        International Speedway Corp (Class A)      368
    198,425        Interpublic Group Of Cos, Inc .....      4,913
     13,012      * Intertan, Inc .....................        145
      7,633      * Isle Of Capri Casinos, Inc ........        155


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 63

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER CYCLICAL--(CONTINUED)
     12,665      * Jack In The Box, Inc ..............    $   403
        963      * Jakks Pacific, Inc ................         17
        682      * Jo-Ann Stores, Inc (Class A) ......         20
     14,910      * Jones Apparel Group, Inc ..........        559
      3,065      * Kenneth Cole Productions, Inc
                    (Class A).........................         87
      1,311      * Keystone Automotive Industries, Inc         25
      7,591      * Kirby Corp ........................        186
    500,947      * Kohl's Corp .......................     35,106
     25,063     e* Krispy Kreme Doughnuts, Inc .......        807
     15,677      * Kroll, Inc ........................        329
      4,659        K-Swiss, Inc (Class A) ............        121
     33,996      * Lamar Advertising Co ..............      1,265
      3,669        La-Z-Boy, Inc .....................         93
     55,399        Leggett & Platt, Inc ..............      1,296
     11,154        Libbey, Inc .......................        380
  4,067,010      * Liberty Media Corp (Class A) ......     40,670
    175,184        Limited, Inc ......................      3,731
    382,926     e* Lin TV Corp (Class A) .............     10,354
     23,007      * Linens `n Things, Inc .............        755
      2,638      * Lodgenet Entertainment Corp .......         38
      4,216      * Mandalay Resort Group .............        116
      4,816        Marine Products Corp ..............         56
     71,378        Marriott International, Inc
                    (Class A).........................      2,716
      7,410     e* Martha Stewart Living Omnimedia,
                     Inc (Class A)....................         85
        623      * Marvel Enterprises, Inc
                    (Class C) Wts 10/02/02............          0
      1,800      * Mascotech, Inc Escrow .............          0
     53,078        Maytag Corp .......................      2,264
    131,439        McGraw-Hill Cos, Inc ..............      7,847
     38,980      * Mediacom Communications Corp ......        304
      7,147     e* Medis Technologies Ltd ............         57
      7,350      * Men's Wearhouse, Inc ..............        187
      4,475        Meredith Corp .....................        172
     13,532      * Metro One Telecommunications, Inc .        189
     17,383      * Metro-Goldwyn-Mayer, Inc ..........        203
      6,889        MGM Mirage ........................        233
     39,195      * Michaels Stores, Inc ..............      1,529
     12,046      * Micros Systems, Inc ...............        334
     19,945      * Midway Games, Inc .................        170
     36,025      * Mohawk Industries, Inc ............      2,217
     12,194      * Monaco Coach Corp .................        260
      2,353      * Monarch Casino & Resort, Inc ......         35
        186      * Monro Mufflre Brake, Inc ..........          4
      1,007      * Morgan Group Holding Co ...........          1
        945      * Mossimo, Inc ......................          8
      1,470      * Mothers Work, Inc .................         58
     12,578      * Movie Gallery, Inc ................        266
     20,384        MSC Industrial Direct Co (Class A)         397
     14,126      * MTR Gaming Group, Inc .............        236
      7,436      * Multimedia Games, Inc .............        162
     21,835     e* Nautilus Group, Inc ...............        668
     62,553        New York Times Co (Class A) .......      3,221
          1        News Corp Ltd (Spon ADR) ..........          0
    927,847      e Nike, Inc (Class B) ...............     49,779
     18,744      * Oakley, Inc .......................        326
     10,318      * O'Charley's, Inc ..................        261
  1,201,675      e Omnicom Group, Inc ................     55,037
     20,154      * O'Reilly Automotive, Inc ..........        555
      7,532        Oshkosh B'gosh, Inc (Class A) .....        328
      6,565        Oshkosh Truck Corp ................        388
     24,671      * Outback Steakhouse, Inc ...........        866
     11,834      * P.F. Chang's China Bistro, Inc ....        372
     21,987     e* Pacific Sunwear Of California, Inc         487
     16,691     e* Panera Bread Co (Class A) .........        575
      9,010      * Papa John's International, Inc ....        301
      6,262     e* Parkervision, Inc .................        120
      4,590      * Payless Shoesource, Inc ...........        265
     20,221      * Penn National Gaming, Inc .........        367
      5,254      * Penton Media, Inc .................         11
     29,608     e* Performance Food Group Co .........      1,003
     38,768        Pier 1 Imports, Inc ...............        814
     42,744      * Pinnacle Systems, Inc .............        470
     10,220      * Pixar, Inc ........................        451
     10,034      * PLATO Learning, Inc ...............         99
     10,074      * Playboy Enterprises, Inc (Class B)         128
     22,905        Polaris Industries, Inc ...........      1,489
     22,430      * Presstek, Inc .....................         90
        387      * Pricesmart, Inc ...................         15
     66,670     e* Primedia, Inc .....................         81
     10,772     e* Private Media Group, Inc ..........         31
     10,299      * Quiksilver, Inc ...................        255
     17,959        R.R. Donnelley & Sons Co ..........        495
      6,175      * Racing Champions Ertl Corp ........        114

     28,859      * Radio One, Inc (Class D) ..........        429
     13,667      * Rare Hospitality International, Inc        368
     21,905        Reader's Digest Association, Inc
                    (Class A) ........................        410
      7,485      * Regal Entertainment Group (Class A)        175
     10,750      * Regent Communications, Inc ........         76
     22,062        Regis Corp ........................        596
     22,157      * Rent-A-Center, Inc ................      1,285
     13,809      * Resources Connection, Inc .........        373
      4,336        Riviana Foods, Inc ................        110
     59,271        Ross Stores, Inc ..................      2,415
     59,835        Ruby Tuesday, Inc .................      1,161
     32,189      * Ryan's Family Steak Houses, Inc ...        425
     10,813      * Saga Communications, Inc (Class A)         243
      6,327      * Salem Communications Corp (Class A)        157
      5,562        Schawk, Inc .......................         60
     11,004      * Scholastic Corp ...................        417
     24,517      * Scientific Games Corp (Class A) ...        195
      6,099      * Scotts Co (Class A) ...............        277
     14,986      * SCP Pool Corp .....................        416
     17,985        Scripps (E.W.) Co (Class A) .......      1,385
      1,736      * Shoe Carnival, Inc ................         37
     12,894     e* Shuffle Master, Inc ...............        237
      6,979      * SkillSoft Corp ....................         55
     12,432      * Sonic Automotive, Inc .............        320
     26,639      * Sonic Corp ........................        837
     32,588      * Sotheby's Holdings, Inc (Class A) .        464
     26,269      * Spanish Broadcasting System,
                     Inc (Class A) ...................        263
      6,589        Spartan Motors, Inc ...............        101
      9,347      * Speedway Motorsports, Inc .........        238
     17,654     e* Sports Resorts International, Inc .         95
      6,590      * Stage Stores, Inc .................        229
      3,279      * Stanley Furniture Co, Inc .........         88
    262,601      * Starbucks Corp ....................      6,526
     14,452      * Station Casinos, Inc ..............        258
      9,191      * Stein Mart, Inc ...................        109
        451      * Steven Madden Ltd .................          9
     12,562        Sturm Ruger & Co, Inc .............        178
      6,100  b, e* Sunbeam Corp ......................          1
      9,160        Superior Industries
                     International, Inc...............        424
     18,854      * Sylvan Learning Systems, Inc ......        376
     13,152        Talbots, Inc ......................        460
      4,249        Tanger Factory Outlet Centers, Inc         125
  1,139,396        Target Corp .......................     43,411
     30,678     e* The Cheesecake Factory, Inc .......      1,088
     12,375      * The Sports Authority, Inc .........        141
      5,291        The Steak n Shake Co ..............         83
      5,572        Thor Industries, Inc ..............        397
     28,714     e* THQ, Inc ..........................        856
  1,355,866      e Tiffany & Co ......................     47,726
     19,876      * Timberland Co (Class A) ...........        712
    449,151        TJX Cos, Inc ......................      8,808


64  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 CONSUMER CYCLICAL--(CONTINUED)
     24,743      * Too, Inc ..........................    $   762
     25,348      * Topps Co, Inc .....................        255
          1        Tribune Co ........................          0
      2,486      * Tropical Sportswear International
                     Corp.............................         55
     23,394        Tyler Technologies, Inc ...........        124
    120,806     e* U.S.A. Networks, Inc ..............      2,833
     10,196      * Universal Electronics, Inc ........        153
    101,318     e* Univision Communications, Inc
                    (Class A).........................      3,181
      5,380      * Urban Outfitters, Inc .............        187
     19,210     e* Vastera, Inc ......................         84
     24,392      * Viacom, Inc (Class A) .............      1,084
  2,089,969     e* Viacom, Inc (Class B) .............     92,732
  5,340,657        Wal-Mart Stores, Inc ..............    293,789
          1        Walt Disney Co ....................          0
     39,697        Wendy's International, Inc ........      1,581
      9,377      * Westpoint Stevens, Inc ............         36
     69,228        Westwood One, Inc .................      2,314
     18,397      * Wet Seal, Inc (Class A) ...........        447
     36,623        Wiley (John) & Sons, Inc (Class A)         878
     61,273     e* Williams-Sonoma, Inc ..............      1,878
      8,755        Winnebago Industries, Inc .........        385
        975        WMS Industries, Inc ...............         12
      2,798        Woodward Governor Co ..............        165
      7,431      * World Wrestling Federation
                     Entertainment, Inc...............        108
    329,369      * Yahoo!, Inc .......................      4,861
      3,688      * Young Broadcasting, Inc (Class A) .         66
    160,380      * Yum Brands, Inc ...................      4,691
      6,344      * Zale Corp .........................        230
     34,800        Zenith Electronics Corp ...........          0
      7,130      * Zomax, Inc ........................         28
                                                        ---------
                   TOTAL CONSUMER CYCLICAL ...........  1,141,794
                                                        ---------
 CONSUMER NON-CYCLICAL--11.98%
      8,935      * 1-800-Flowers.com, Inc (Class A) ..        100
      9,216      * 7-Eleven, Inc .....................         74
      4,408      * AC Moore Arts & Crafts, Inc .......        209
      2,150        Alberto-Culver Co (Class B) .......        103
    138,614     e* Amazon.Com, Inc ...................      2,252
      9,522      * American Italian Pasta Co (Class A)        486
    450,629        Anheuser-Busch Cos, Inc ...........     22,531
     22,549      * Aramark Corp (Class B) ............        564
     41,169     e* Autozone, Inc .....................      3,182
  1,488,800        Avon Products, Inc ................     77,775
     17,600      * Barnes & Noble, Inc ...............        465
      2,963      * Benihana, Inc (Class A) ...........         55
    236,418      * Best Buy Co, Inc ..................      8,582
     34,765      * BJ's Wholesale Club, Inc ..........      1,338
      9,319        Blyth, Inc ........................        291
     11,905      * Borders Group, Inc ................        219
      6,715      * Boston Beer Co, Inc (Class A) .....        107
      2,074        Bridgford Foods Corp ..............         28
     24,434        Brown-Forman Corp (Class B) .......      1,686
     26,623     e* Cadiz, Inc ........................        226
     63,150     e* CDW Computer Centers, Inc .........      2,956
     26,096      * Chiquita Brands International, Inc         467
     14,591        Church & Dwight Co, Inc ...........        457
     16,096      * Circuit City Stores, Inc
                    (Carmax Group) ...................        348
     65,807        Circuit City Stores, Inc
                    (Circuit City Group) .............      1,234
     85,574        Clorox Co .........................      3,538
     21,658     e* Coach, Inc ........................      1,189
        786        Coca-Cola Bottling Co Consolidated          34
  1,228,999        Coca-Cola Co ......................     68,824
    165,192      e Coca-Cola Enterprises, Inc ........      3,647
    997,503        Colgate-Palmolive Co ..............     49,925
     17,077      * Constellation Brands, Inc (Class A)        546
     14,116      * Cost Plus, Inc ....................        430
    131,654        Costco Wholesale Corp .............      5,084
      1,765        Deb Shops, Inc ....................         60
      2,867      * DEL Laboratories, Inc .............         72
     11,055      * Del Monte Foods Co ................        130
          2        Delhaize "Le Lion" (Spon ADR) .....          0
     14,700        Delta & Pine Land Co ..............        295
     50,955        Dial Corp .........................      1,020
     11,630      e Dreyer's Grand Ice Cream, Inc .....        798
     12,780     e* Duane Reade, Inc ..................        435
    381,601     e* eBay, Inc .........................     23,514
      7,390      * Electronics Boutique Holdings Corp         217
     21,660      * Energizer Holdings, Inc ...........        594

     49,655      e Estee Lauder Cos (Class A) ........      1,748
     16,272        Ethan Allen Interiors, Inc ........        567
      5,622      * Expedia, Inc (Class A) ............        333
      1,519      * Expedia, Inc Wts 02/04/09 .........         44
      9,477      * Factory 2-U Stores, Inc ...........        131
     12,121      * FAO, Inc ..........................         96
         58        Farmer Brothers Co ................         21
     43,571      e Fastenal Co .......................      1,678
     24,584      e Fleming Cos, Inc ..................        446
        886      * Flowers Foods, Inc ................         23
      3,195      * FTD, Inc (Class A) ................         41
     13,428     e* FTI Consulting, Inc ...............        470
     20,823      * Furniture Brands International, Inc        630
      3,935      * Gaiam, Inc ........................         58
      6,816      * Galyans Trading Co, Inc ...........        156
      9,450      * Gamestop Corp .....................        198
      4,269      * Gart Sports Co ....................        122
    180,012        General Mills, Inc ................      7,935
  2,194,675        Gillette Co .......................     74,334
      2,373      * Green Mountain Coffee, Inc ........         50
     12,204        Herbalife International, Inc
                    (Class B).........................        234
     59,037      e Herman Miller, Inc ................      1,198
     49,023        Hershey Foods Corp ................      3,064
     82,695        HJ Heinz Co .......................      3,399
  5,344,129        Home Depot, Inc ...................    196,290
      4,743      * Horizon Organic Holding Corp ......         84
     29,909      * Insight Enterprises, Inc ..........        753
      2,311        Inter Parfums, Inc ................         16
     28,235        International Flavors &
                     Fragrances, Inc..................        917
      1,034      * International Multifoods Corp .....         27
     14,114        Interstate Bakeries Corp ..........        408
      2,601      * J & J Snack Foods Corp ............        117
      8,729     e* Jill (J.) Group, Inc ..............        331
     13,738        JM Smucker Co .....................        469
    115,749        Kellogg Co ........................      4,151
    599,329      e Kraft Foods, Inc (Class A) ........     24,543
    306,891      * Kroger Co .........................      6,107
      1,083      * Ladenburg Thalmann Financial
                     Services, Inc....................          0
     17,622        Lance, Inc ........................        257
    501,550      e Lowe's Cos ........................     22,770
     12,345      * Marvel Enterprises, Inc ...........         68
    297,809        Mattel, Inc .......................      6,278
     50,249        McCormick & Co, Inc (Non-Vote) ....      1,294
     10,179      * Monterey Pasta Co .................         96
      7,204        Nash Finch Co .....................        230
      2,122      * National Beverage Corp ............         30
        598        Nature's Sunshine Products, Inc ...          7
     29,728      * NBTY, Inc .........................        460
      2,834      * Netlix, Inc .......................         40
     25,003        Newell Rubbermaid, Inc ............        877
      8,938        Nu Skin Enterprises, Inc (Class A)         130
      5,178        Oneida Ltd ........................         99
      1,196      * Overstock.Com, Inc ................         17
      4,301      * Party City Corp ...................         70
      1,471      * Pathmark Stores, Inc ..............         28


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 65

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                                 -------

 CONSUMER NON-CYCLICAL--(CONTINUED)
      4,990      * Paypal, Inc .......................   $    101
        837      * PC Connection, Inc ................          3
      6,313      * Peets Coffee & Tea, Inc ...........        116
    138,782        Pepsi Bottling Group, Inc .........      4,274
  2,593,496      e Pepsico, Inc ......................    125,007
     44,727      * Perrigo Co ........................        582
     10,846      * Petco Animal Supplies, Inc ........        270
     90,636     e* Petsmart, Inc .....................      1,454
  1,703,705      e Philip Morris Cos, Inc ............     74,418
     92,026      * Priceline.com, Inc ................        257
     11,622      * Princeton Review, Inc .............        106
    581,712      e Procter & Gamble Co ...............     51,947
    174,012      e RadioShack Corp ...................      5,231
     12,969      * Restoration Hardware, Inc .........        115
    107,500     e* Rite Aid Corp .....................        253
      1,166        Russ Berrie & Co, Inc .............         41
    147,176      * Safeway, Inc ......................      4,296
      3,646        Sanderson Farms, Inc ..............         91
    280,925        Sara Lee Corp .....................      5,798
     10,826        Schweitzer-Mauduit
                     International, Inc...............        266
      6,597        Sensient Technologies Corp ........        150
      4,637      * Sharper Image Corp ................         93
     10,567     e* Skechers USA, Inc (Class A) .......        228
    382,259      * Staples, Inc ......................      7,531
        625        Thomas Industries, Inc ............         18
     15,939      * Ticketmaster (Class B) ............        298
     19,610        Tootsie Roll Industries, Inc ......        756
      1,813      * Tractor Supply Co .................        129
      6,105      * Tuesday Morning Corp ..............        113
     21,603        Tupperware Corp ...................        449
      1,568      * Tweeter Home Entertainment
                     Group, Inc.......................         26
     13,816      * United Natural Foods, Inc .........        269
      2,779        Universal Corp ....................        102
     72,938        UST, Inc ..........................      2,480
     14,755      * Valuevision International, Inc
                    (Class A).........................        268
     14,805        Vector Group Ltd ..................        261
      6,297      * Virbac Corp .......................         40
  1,705,431        Walgreen Co .......................     65,881
     18,957      * Weight Watchers International, Inc         824
        915        Weis Markets, Inc .................         34
      8,130      * Whitehall Jewellers, Inc ..........        169
     48,235      * Whole Foods Market, Inc ...........      2,326
     13,980      * Wild Oats Markets, Inc ............        225
     76,389        Wrigley (Wm.) Jr Co ...............      4,228
     19,665      * Yankee Candle Co, Inc .............        533
                                                        ---------
                   TOTAL CONSUMER NON-CYCLICAL .......  1,012,084
                                                        ---------
 ENERGY--2.23%
     26,081        Amerada Hess Corp .................      2,152
     79,326        Anadarko Petroleum Corp ...........      3,911
    700,630      e Apache Corp .......................     40,272
      6,581      * Atwood Oceanics, Inc ..............        247
  1,852,517        Baker Hughes, Inc .................     61,670
     12,274        Berry Petroleum Co (Class A) ......        207
    776,271      e BJ Services Co ....................     26,300
     55,896        Burlington Resources, Inc .........      2,124
     26,823      * Cal Dive International, Inc .......        590
      6,604        Carbo Ceramics, Inc ...............        244
     96,120     e* Chesapeake Energy Corp ............        692
     32,239     e* Cooper Cameron Corp ...............      1,561
    579,748      e Diamond Offshore Drilling, Inc ....     16,523
      4,381     e* Dril-Quip, Inc ....................        109
     96,237        Ensco International, Inc ..........      2,623
     13,743     e* Evergreen Resources, Inc ..........        584
     11,274      * Exploration Co Of Delaware, Inc ...         76
      8,776      * Forest Oil Corp ...................        250
     19,102        Frontier Oil Corp .................        336
     11,144        Getty Realty Corp .................        226
     42,124      * Global Industries Ltd .............        294
          1        GlobalSantaFe Corp ................          0
     68,275      * Grant Prideco, Inc ................        929
    122,011      * Grey Wolf, Inc ....................        499
      1,627      * Gulf Island Fabrication, Inc ......         30
    196,372        Halliburton Co ....................      3,130
      3,900     e* Hanover Compressor Co .............         53
     12,847      * Harvest Natural Resources, Inc ....         64
      7,360     e* Horizon Offshore, Inc .............         62
      5,525      * Houston Exploration Co ............        160
      8,334      * Hydril Co .........................        223
     66,503      * Key Energy Services, Inc ..........        698
      9,554      * Key Production Co, Inc ............        186
     34,635      * Magnum Hunter Resources, Inc ......        273
      2,971      * Magnum Hunter Resources, Inc
                     Wts 03/21/05.....................          2
     27,439      * Maverick Tube Corp ................        412
     16,130        Murphy Oil Corp ...................      1,331

     75,437     e* Nabors Industries Ltd .............      2,663
     24,970      * National-Oilwell, Inc .............        526
     16,189     e* Newfield Exploration Co ...........        602
     22,649        Noble Energy, Inc .................        816
     70,934        Ocean Energy, Inc .................      1,537
     11,134      * Oceaneering International, Inc ....        301
     17,341        Patina Oil & Gas Corp .............        476
     52,445     e* Patterson-UTI Energy, Inc .........      1,481
     22,475        Pioneer Natural Resources Co ......        585
     17,478      * Plains Resources, Inc .............        468
      4,929      e Pogo Producing Co .................        161
     40,530     e* Pride International, Inc ..........        635
      7,463        Prima Energy Corp .................        170
     10,365      * Pure Resources, Inc ...............        216
     11,107      * Remington Oil & Gas Corp ..........        221
     30,944        Rowan Cos, Inc ....................        664
      8,296        RPC, Inc ..........................         98
     33,008     e* Smith International, Inc ..........      2,251
     15,922      * Spinnaker Exploration Co ..........        573
      1,302        St. Mary Land & Exploration Co ....         31
      7,251      * Stone Energy Corp .................        292
     35,524      * Superior Energy Services, Inc .....        361
     19,252        Tidewater, Inc ....................        634
        124      * Transtexas Gas Corp Wts 06/30/02 ..          0
     26,125        Unit Corp .........................        453
     27,602      * Varco International, Inc ..........        484
      5,169        Vintage Petroleum, Inc ............         61
     53,268      * Weatherford International Ltd .....      2,301
     16,779      * W-H Energy Services, Inc ..........        372
      1,608        World Fuel Services Corp ..........         39
      4,337        XTO Energy, Inc ...................         89
                                                        ---------
                   TOTAL ENERGY ......................    188,604
                                                        ---------
 FINANCIAL SERVICES--9.10%
         75        Advanta Corp (Class A) ............          1
     14,129     e* Affiliated Managers Group, Inc ....        869
    190,326        Aflac, Inc ........................      6,090
      1,704        Alabama National Bancorp ..........         74
     11,434        Alexandria Real Estate Equities, Inc       564
     12,835        Alfa Corp .........................        150
      1,127        Allegiant Bancorp, Inc ............         20
     56,958      e Allied Capital Corp ...............      1,290
      4,550        Ambac Financial Group, Inc ........        306
      5,212        America First Mortgage
                     Investments, Inc.................         51
      8,912        American Capital Strategies Ltd ...        245
    501,867        American Express Co ...............     18,228
      4,718        American Home Mortgage Holdings, Inc        59
  2,671,696      e American International Group, Inc. ..  182,290


66  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ---------

 FINANCIAL SERVICES--(CONTINUED)
      1,464        American National Bankshares, Inc ... $     40
     32,407     e* AmeriCredit Corp ....................      909
     67,161     e* Ameritrade Holdings Corp (Class A) ..      309
      7,173     b* ANC Rental Corp .....................        2
     15,322        Anchor Bancorp Wisconsin, Inc .......      369
      1,689        Apex Mortgage Capital, Inc ..........       25
      4,879        Arrow Financial Corp ................      166
      3,185        Bancorp Connecticut, Inc ............       89
      1,201        Bank Of Granite Corp ................       24
    166,894        Bank Of New York Co, Inc ............    5,633
      1,908        Bank Of The Ozarks, Inc .............       43
        572        BKF Capital Group, Inc ..............       16
     11,770      * Blackrock, Inc ......................      521
     12,737        Boston Private Financial
                     Holdings, Inc......................      315
      7,529      * Brookline Bancorp, Inc ..............      190
     36,634        Brown & Brown, Inc ..................    1,154
      2,682        Bryn Mawr Bank Corp .................      108
        384        BSB Bancorp, Inc ....................       10
      1,016        Camden National Corp ................       28
    144,253      e Capital One Financial Corp ..........    8,807
      5,194        Capitol Bancorp Ltd .................      124
      5,736        Cascade Bancorp .....................      103
     42,473      * Catellus Development Corp ...........      867
     11,195        Cathay Bancorp, Inc .................      465
        948        CBL & Associates Properties, Inc ....       38
        998        CCBT Financial Cos, Inc .............       28
      7,170      * CCC Information Services Group, Inc .      100
      2,483        Centennial Bancorp ..................       20
      5,347      * Central Coast Bancorp ...............      121
        989        Century Bancorp, Inc (Class A) ......       27
    651,980        Charles Schwab Corp .................    7,302
        618        Charter Financial Corp ..............       18
     16,158        Chateau Communities, Inc ............      494
     20,111        Chelsea Property Group, Inc .........      673
      1,137        Chemical Financial Corp .............       43
     21,530        Chittenden Corp .....................      624
     69,014     e* Choicepoint, Inc ....................    3,138
  3,290,371      e Citigroup, Inc ......................  127,502
     16,450      * Citizens, Inc .......................      214
      3,707      e City Bank ...........................      119
      7,295        City Holding Co .....................      171
      3,386      * Clark/Bardes, Inc ...................       77
      6,046        Coastal Financial Corp ..............       89
      5,321        CoBiz, Inc ..........................       92
      4,193        Columbia Bancorp ....................       99
     42,858        Commerce Bancorp, Inc ...............    1,894
        874        Commonwealth Bancorp, Inc ...........       26
      3,579        Community Banks, Inc ................      105
     11,596        Community First Bankshares, Inc .....      303
      3,007      * CompuCredit Corp ....................       21
      4,712        CPB, Inc ............................      217
     19,251        Crawford & Co (Class B) .............      156
      7,390      * Credit Acceptance Corp ..............       93
     16,304        Crown American Realty Trust .........      153
     10,654      * CSK Auto Corp .......................      149
     19,329        CVB Financial Corp ..................      439
     16,237        Dime Community Bancshares ...........      368
     19,654      e Doral Financial Corp ................      656
    100,224     e* E*trade Group, Inc ..................      547
        358      * Eagle Bancshares, Inc ...............        9
     10,318        East West Bancorp, Inc ..............      356
     46,266        Eaton Vance Corp ....................    1,443
     10,413        Essex Property Trust, Inc ...........      570
     10,357      * Euronet Worldwide, Inc ..............      166
        922        F & M Bancorp .......................       33
  1,698,854        Fannie Mae ..........................  125,290
        336        Farmers Capital Bank Corp ...........       12
      5,763     e* Federal Agricultural Mortgage Corp
                    (Class C)...........................      154
     26,364        Federal Realty Investment Trust .....      731
     69,717        Federated Investors, Inc (Class B) ..    2,410
    940,406        Fifth Third Bancorp .................   62,678
      8,257        Financial Federal Corp ..............      273
      5,734        Financial Institutions, Inc .........      217
     16,110        First Bancorp (Puerto Rico) .........      607
      6,941        First Busey Corp ....................      154
      3,524        First Community Bancorp .............       82
      3,180        First Community Bancshares ..........      107

        322        First Essex Bancorp, Inc ............       11
        688        First Federal Capital Corp ..........       15
      1,587        First Financial Bancorp .............       31
      3,629        First Financial Bankshares, Inc .....      152
      1,678        First Financial Holdings, Inc .......       54
      3,110        First National Corp .................       94
      6,761        First Niagara Financial Group, Inc ..      188
        867        First Oak Brook Bancshares, Inc .....       27
      1,100      * First Republic Bank .................       30
      1,228        First Sentinel Bancorp, Inc .........       17
      2,039        First South Bancorp, Inc ............       74
      2,804        First State Bancorp .................       73
        728        Flagstar Bancorp, Inc ...............       17
        863        Flushing Financial Corp .............       18
        432        FNB Corp (Virginia) .................       13
      1,959        Franklin Financial Corp .............       50
    492,359      e Freddie Mac .........................   30,132
      9,054      * Friedman, Billings, Ramsey
                     Group, Inc.........................      115
     11,664        Frontier Financial Corp .............      342
      2,100     b* Frontline Capital Group, Inc ........        0
      4,508     e* Gabelli Asset Management, Inc
                    (Class A)...........................      165
      1,955        Gables Residential Trust ............       62
     47,951        Gallagher (Arthur J.) & Co ..........    1,662
      8,692        Gartner, Inc (Class A) ..............       88
     11,334      * Gartner, Inc (Class B) ..............      107
      8,081        Glacier Bancorp, Inc ................      198
      2,127        Gladstone Capital Corp ..............       38
     15,761        Glimcher Realty Trust ...............      292
      1,061        Gold Banc Corp, Inc .................       12
      1,733        Granite State Bankshares, Inc .......       57
      4,122        Great Southern Bancorp, Inc .........      164
      6,414      e Greater Bay Bancorp .................      197
      6,294      * Hanmi Financial Corp ................      108
      3,102        Harbor Florida Bancshares, Inc ......       69
     13,226        Harleysville National Corp ..........      357
      7,680        HCC Insurance Holdings, Inc .........      202
     20,867        Hilb, Rogal & Hamilton Co ...........      944
     39,142        Hooper Holmes, Inc ..................      313
     81,065        Household International, Inc ........    4,029
      9,867        Hudson United Bancorp ...............      282
      6,486        Humboldt Bancorp ....................      109
      8,740        Independent Bank Corp
                    (Massachusetts).....................      200
      3,409        Independent Bank Corp (Michigan) ....      108
      4,132        Interchange Financial Services Cp ...      115
     16,482        International Bancshares Corp .......      696
          2      * Interstate Hotels Corp ..............        0
     39,649      * Investment Technology Group, Inc ....    1,297
     44,563      e Investors Financial Services Corp ...    1,495
      5,361        Investors Real Estate Trust .........       57
        471        Irwin Financial Corp ................        9
     31,037        ITT Educational Services, Inc .......      677
     11,729        Jefferies Group, Inc ................      494
     16,206        John Nuveen Co (Class A) ............      416
      3,090      * Jones Lang Lasalle, Inc .............       76
      9,653        JP Realty, Inc ......................      257
      4,024      * Knight Trading Group, Inc ...........       21


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 67

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 FINANCIAL SERVICES--(CONTINUED)
      4,407     e* LaBranche & Co, Inc ................. $    101
      8,059        Lakeland Bancorp, Inc ...............      175
      2,886        Lakeland Financial Corp .............       83
        938        Leeds Federal Bankshares, Inc .......       30
     25,835        Legg Mason, Inc .....................    1,275
      2,266      * Lendingtree, Inc ....................       29
        678      * Local Financial Corp ................       11
        716        LSB Bancshares, Inc .................       14
     23,651        Macerich Co .........................      733
      4,912        MAF Bancorp, Inc ....................      185
      7,500        Main Street Banks, Inc ..............      155
      9,801        Manufactured Home Communities, Inc ..      344
      1,008      * Markel Corp .........................      199
    191,435      e Marsh & McLennan Cos, Inc ...........   18,493
        521        MB Financial, Inc ...................       17
    474,250        MBNA Corp ...........................   15,683
      4,928        MCG Capital Corp ....................       82
    141,588        Mellon Financial Corp ...............    4,450
      1,898        Merchants Bancshares, Inc ...........       54
      1,932        Meritage Corp .......................       88
     11,186        Mid Atlantic Realty Trust ...........      197
      2,011        Mid-State Bancshares ................       39
      4,726        Midwest Banc Holdings, Inc ..........      141
     15,813        Mills Corp ..........................      490
      3,685        Mission West Properties, Inc ........       45
      4,237        Mississippi Valley Bancshares, Inc ..      219
      2,875        Nara Bancorp, Inc ...................       66
      1,597        NASB Financial, Inc .................       35
     12,914        National Penn Bancshares, Inc .......      338
      3,560        Nationwide Health Properties, Inc ...       67
        667        NBC Capital Corp ....................       25
     10,833        NBT Bancorp, Inc ....................      196
     11,487      * NetBank, Inc ........................      134
     38,938        Neuberger Berman, Inc ...............    1,425
      9,745        New Century Financial Corp ..........      341
     27,633        New York Community Bancorp, Inc .....      749
     28,128        North Fork Bancorp, Inc .............    1,120
    547,195        Northern Trust Corp .................   24,109
      7,778        Northwest Bancorp, Inc ..............      103
      3,749        OceanFirst Financial Corp ...........       91
      1,349        Old Second Bancorp, Inc .............       50
      8,848        Oriental Financial Group, Inc .......      224
      4,861      * OSI Systems, Inc ....................       96
     25,372        Pacific Capital Bancorp .............      606
      9,502        Pacific Northwest Bancorp ...........      298
      4,853      * Pacific Union Bank ..................       85
      1,001      * Partners Trust Financial Group, Inc .       16
      2,170        Peapack Gladstone Financial Corp ....      133
      4,589        Pennrock Financial Services Corp ....      150
     10,208        Pennsylvania Real Estate
                     Investment Trust...................      277
      2,423        Peoples Bancorp, Inc ................       69
      2,655        Privatebancorp, Inc .................       80
    106,682        Progressive Corp ....................    6,172
      3,696        Prosperity Bancshares, Inc ..........       67
      1,784        Provident Bancorp, Inc ..............       50
      1,308        Provident Bankshares Corp ...........       31
     15,398        Provident Financial Group, Inc ......      447
     58,966     e* Providian Financial Corp ............      347
    291,754      * Prudential Financial, Inc ...........    9,733
      6,162        R & G Financial Corp (Class B) ......      146
      7,378        Republic Bancorp, Inc ...............      110
      9,882        Rouse Co ............................      326
      1,621        Royal Bancshares Of Pennsylvania
                    (Class A)...........................       35
     17,494        S & T Bancorp, Inc ..................      472
      4,094        S.Y. Bancorp, Inc ...................      168
      5,428        Sandy Spring Bancorp, Inc ...........      175
      1,580        Saul Centers, Inc ...................       41
      1,776      * Saxon Capital, Inc ..................       29
        694        Seacoast Banking Corp Of Florida ....       40
      1,225        Seacoast Financial Services Corp ....       31
      1,190        Second Bancorp, Inc .................       32
     61,381        SEI Investments Co ..................    1,729
      3,070      * Silicon Valley Bancshares ...........       81
      1,817        Sizeler Property Investors ..........       20
     90,434      e Slm Corp ............................    8,763

     11,471      * Southwest Bancorp Of Texas, Inc .....      415
     22,099        St. Joe Co ..........................      663
     88,334        Starwood Hotels & Resorts
                     Worldwide, Inc.....................    2,905
        811        State Bancorp, Inc ..................       14
    184,929        State Street Corp ...................    8,266
     37,366        Staten Island Bancorp, Inc ..........      717
      2,244        Sterling Bancorp ....................       80
     13,373        Sterling Bancshares, Inc ............      198
      9,441        Sterling Financial Corp
                    (Pennsylvania)......................      236
     64,781        Stilwell Financial, Inc .............    1,179
      8,712        Suffolk Bancorp .....................      318
        814        Summit Bancshares, Inc ..............       20
        320        Sun Bancorp, Inc ....................        8
      6,351        Sun Communities, Inc ................      265
      3,226        Susquehanna Bancshares, Inc .........       73
    207,418        Synovus Financial Corp ..............    5,708
     12,951      * Syntroleum Corp .....................       37
     35,727        T Rowe Price Group, Inc .............    1,175
     30,129        TCF Financial Corp ..................    1,479
      4,460        Texas Regional Bancshares, Inc
                     (Class A)..........................      221
        464        Three Rivers Bancorp, Inc ...........        8
      4,711        Tompkins Trustco, Inc ...............      229
     11,201        Town & Country Trust ................      251
      2,102      * Triad Guaranty, Inc .................       92
      2,072        Trico Bancshares ....................       55
      3,253        Trust Co Of New Jersey ..............       84
     53,612        Trustco Bank Corp ...................      706
      4,397        U.S.B. Holding Co, Inc ..............       91
     13,162        UCBH Holdings, Inc ..................      500
     14,476        Umpqua Holdings Corp ................      268
     26,540        United Bankshares, Inc ..............      780
     12,028        United Community Banks, Inc .........      356
      7,284        United National Bancorp .............      168
      9,049      * United Rentals, Inc .................      197
      4,247      * UnitedGlobalcom, Inc (Class A) ......       12
      1,153        Universal Health Realty Income Trust        30
    385,899        UnumProvident Corp ..................    9,821
        993        Value Line, Inc .....................       41
      1,839      * VIB Corp ............................       24
      4,438        Virginia Financial Group, Inc .......      142
      3,361        Vista Bancorp, Inc ..................       91
      8,860        W Holding Co, Inc ...................      214
     61,326        Waddell & Reed Financial, Inc
                    (Class A)...........................    1,406
        228        Warwick Community Bancorp ...........        7
     26,659        Washington Real Estate Investment
                     Trust..............................      770
      9,804        Washington Trust Bancorp, Inc .......      232
    113,039        Wells Fargo & Co ....................    5,659
      5,425        Westamerica Bancorp .................      215
      2,815        Westcorp ............................       90
      4,253      * WFS Financial, Inc ..................      117
      8,260        Wintrust Financial Corp .............      286
        653      * World Acceptance Corp ...............        6
      4,458        WSFS Financial Corp .................      115
        940        Zenith National Insurance Corp ......       30
                                                        ---------
                   TOTAL FINANCIAL SERVICES ............  769,118
                                                        ---------
 HEALTH CARE--25.95%
      8,077     e* aaiPharma, Inc ......................      182
  3,190,063        Abbott Laboratories .................  120,106


68  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 HEALTH CARE--(CONTINUED)
     18,704      * Accredo Health, Inc ................. $    863
     22,748      * Adolor Corp .........................      256
      6,447        Advanced Neuromodulation
                     Systems, Inc.......................      197
     53,502     e* Advanced Tissue Sciences, Inc .......       77
     37,034     e* AdvancePCS ..........................      887
      3,334      * Advisory Board Co/The ...............      121
     25,415      * Affymetrix, Inc .....................      610
     18,436     e* Aksys Ltd ...........................      127
      8,490      * Alaris Medical, Inc .................       57
     15,102     e* Albany Molecular Research, Inc ......      319
    931,350      * Alcon, Inc ..........................   31,899
      1,746     e* Align Technology, Inc ...............        7
     39,767     e* Alkermes, Inc .......................      637
     91,126      e Allergan, Inc .......................    6,083
        924      * Alliance Imaging, Inc ...............       12
     16,652      * Allos Therapeutics, Inc .............      151
     14,529     e* Allscripts Healthcare Solutions, Inc        54
      7,864     e* American Healthways, Inc ............      140
     14,321      * American Medical Systems
                     Holdings, Inc......................      287
      4,695      * American Pharmaceutical
                     Partners, Inc......................       58
        300      * American Retirement Corp ............        1
      6,969      * AMERIGROUP Corp .....................      190
     15,069     e* Ameripath, Inc ......................      362
     52,796      e AmerisourceBergen Corp ..............    4,012
  3,479,797        Amgen, Inc ..........................  145,734
     11,004      * AMN Healthcare Services, Inc ........      385
     14,947      * Amsurg Corp .........................      393
     32,649     e* Amylin Pharmaceuticals, Inc .........      357
     39,044      * Andrx Corp ..........................    1,053
    598,234     e* Anthem, Inc .........................   40,369
     15,832     e* Antigenics, Inc .....................      156
     13,212      * Aphton Corp .........................       99
     36,863      * Apogent Technologies, Inc ...........      758
    156,688        Applera Corp (Applied Biosystems
                     Group).............................    3,054
     26,294      * Applera Corp (Celera Genomics
                     Group).............................      316
     29,811      * Apria Healthcare Group, Inc .........      668
     21,213      * Ariad Pharmaceuticals, Inc ..........       88
     13,909      * Array Biopharma, Inc ................      134
      2,831        Arrow International, Inc ............      111
     14,477      * Arthrocare Corp .....................      186
     18,062      * Atherogenics, Inc ...................      130
     14,832      * Atrix Laboratories, Inc .............      330
     33,261     e* Barr Laboratories, Inc ..............    2,113
  1,855,524        Baxter International, Inc ...........   82,478
        200      * Baxter International, Inc
                    (Contingent Value Rts)..............        0
     35,490        Beckman Coulter, Inc ................    1,771
     39,208        Becton Dickinson & Co ...............    1,351
      8,766      * Benthley Pharmaceuticals, Inc .......      102
     42,678      * Beverly Enterprises, Inc ............      325
     75,151     e* Biogen, Inc .........................    3,114
     26,205      * BioMarin Pharmaceutical, Inc ........      137
    139,818        Biomet, Inc .........................    3,792
     13,548     e* Biopure Corp ........................      104
     12,287      * Bio-Rad Laboratories, Inc (Class A) .      559
      2,478      * Bioreliance Corp ....................       61
      8,374      * Biosite, Inc ........................      236
         40      * Biovail Corp ........................        1
      5,173      * Bone Care International, Inc ........       27
    187,875      * Boston Scientific Corp ..............    5,508
      6,011      * Bradley Pharmaceuticals, Inc ........       80
    443,024        Bristol-Myers Squibb Co .............   11,386
      8,944     e* Britesmile, Inc .....................       21
      8,137     e* Bruker Daltonics, Inc ...............       32
      9,342      * Caliper Technologies Corp ...........       78
      4,805      * Cantel Medical Corp .................       88
     32,313      * Cardiac Science, Inc ................      128
  1,493,341        Cardinal Health, Inc ................   91,706
     23,433      * Cardiodynamics International Corp ...       87
    168,928      * Caremark Rx, Inc ....................    2,787
     38,321     e* Celgene Corp ........................      586
      2,758      * Centene Corp ........................       85
     39,465     e* Cephalon, Inc .......................    1,784
     16,556      * Cepheid, Inc ........................       92
     17,075     e* Cerner Corp .........................      817
      9,779      * Cerus Corp ..........................      331
     30,574     e* Charles River Laboratories
                     International, Inc.................    1,072
      2,208      * Chattem, Inc ........................       70

     92,859      * Chiron Corp .........................    3,283
      8,532      * Cholestech Corp .....................       90
      4,153      * Cima Labs, Inc ......................      100
      3,919      * Closure Medical Corp ................       55
      6,843      * Cobalt Corp .........................      156
      5,576      * Collateral Therapeutics, Inc ........       66
     14,008      * Columbia Laboratories, Inc ..........       84
     21,052     e* Community Health Systems, Inc .......      564
      1,652      * Computer Programs & Systems, Inc ....       36
      9,718      * Conceptus, Inc ......................      160
     10,057      * Conmed Corp .........................      225
     22,403      * Connetics Corp ......................      289
     11,144        Cooper Cos, Inc .....................      525
      4,911      * Corvel Corp .........................      165
     45,260      * Covance, Inc ........................      849
     22,562      * Coventry Health Care, Inc ...........      641
     23,448      * Cross County, Inc ...................      886
     11,951      * Cryolife, Inc .......................      192
     19,719     e* Cubist Pharmaceuticals, Inc .........      186
     16,920      * CuraGen Corp ........................       93
      7,465      * Curative Health Services, Inc .......      125
     15,911      * Cyberonics, Inc .....................      209
    107,448      * Cytyc Corp ..........................      819
      9,336        D&K Healthcare Resources, Inc .......      329
     60,349      * DaVita, Inc .........................    1,436
     22,473      * Dendrite International, Inc .........      217
     51,764        Dentsply International, Inc .........    1,911
     18,662        Diagnostic Products Corp ............      690
      6,212      * Dianon Systems, Inc .................      332
     10,396      * Digene Corp .........................      122
     11,889      * Diversa Corp ........................      118
     17,839      * Durect Corp .........................      143
      3,975     e* Dynacq International, Inc ...........       56
     25,248      * Eclipsys Corp .......................      166
        400      * Eden Bioscience Corp ................        1
     37,197     e* Edwards Lifesciences Corp ...........      863
     28,800        Elan Corp plc (Contingent Value Rts)         0
      5,179      * Embrex, Inc .........................      108
     15,118      * Endo Pharmaceuticals Holdings, Inc ..      106
      9,915      * Endocardial Solutions, Inc ..........       75
     13,240     e* Endocare, Inc .......................      175
     16,850     e* Enzo Biochem, Inc ...................      241
     31,315     e* Enzon, Inc ..........................      771
      5,150      * Eon Labs, Inc .......................       92
      7,165      * EPIX Medical, Inc ...................       76
      3,938     e* eResearch Technology, Inc ...........      100
      9,502      * Esperion Therapeutics, Inc ..........       52
      8,269      * Exact Sciences Corp .................      132
      1,903      * Exelixis, Inc .......................       14
     36,962     e* Express Scripts, Inc (Class A) ......    1,852
     75,966     e* First Health Group Corp .............    2,130
     16,186     e* First Horizon Pharmaceutical ........      335
     43,540        Fisher Scientific International, Inc     1,219
    127,406     e* Forest Laboratories, Inc ............    9,020
      6,889      * Genencor International, Inc .........       67
    133,801     e* Genentech, Inc ......................    4,482


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 69

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 HEALTH CARE--(CONTINUED)
     28,099     e* Genta, Inc .......................... $    233
     98,816     e* Genzyme Corp (General Division) .....    1,901
     18,064      * Geron Corp ..........................       83
    105,818     e* Gilead Sciences, Inc ................    3,479
    273,244      * Guidant Corp ........................    8,260
     13,163      * Haemonetics Corp ....................      384
      2,355      * Hanger Orthopedic Group, Inc ........       36
     12,565      * Harvard Bioscience, Inc .............       70
    272,244      e HCA, Inc ............................   12,932
    164,132      * Health Management Associates, Inc
                    (Class A)...........................    3,307
     17,503      * Health Net, Inc .....................      469
     10,939     e* HealthExtras, Inc ...................       55
     23,853      * Healthsouth Corp ....................      305
      5,746      * Healthtronics Surgical Services, Inc       100
     15,043      * Henry Schein, Inc ...................      669
     12,975      * Hologic, Inc ........................      188
     30,471      * Human Genome Sciences, Inc ..........      408
     11,979        ICN Pharmaceuticals, Inc ............      290
      7,650      * ICU Medical, Inc ....................      236
     66,127     e* IDEC Pharmaceuticals Corp ...........    2,344
     23,268      * Idexx Laboratories, Inc .............      600
     12,262      * IDX Systems Corp ....................      160
      9,085      * Igen International, Inc .............      286
     21,007      * Ilex Oncology, Inc ..................      296
      2,506      * Illumina, Inc .......................       17
     29,121      * I-many, Inc .........................       80
     22,838     e* ImClone Systems, Inc ................      199
      4,553      * Immucor, Inc ........................      107
    195,326      * Immunex Corp ........................    4,364
     29,850        Immunomedics, Inc ...................      156
     12,884     e* Impath, Inc .........................      231
     18,858      * Impax Laboratories, Inc .............      141
    211,245        IMS Health, Inc .....................    3,792
      8,747      * Inamed Corp .........................      234
     27,937      * Indevus Pharmaceuticals, Inc ........       32
     13,432      * Integra LifeSciences Holding ........      292
     18,169     e* InterMune, Inc ......................      383
     12,501      * Interpore International .............      121
     21,864     e* Intuitive Surgical, Inc .............      185
     19,101        Invacare Corp .......................      707
      4,809      * Inverness Medical Innovations, Inc ..       97
     15,595     e* Invitrogen Corp .....................      499
     33,874     e* Isis Pharmaceuticals, Inc ...........      322
     93,430     e* IVAX Corp ...........................    1,009
  4,449,054        Johnson & Johnson ...................  232,508
      1,442      * Kendle International, Inc ...........       20
      5,225      * Kensey Nash Corp ....................       85
  1,376,423      * King Pharmaceuticals, Inc ...........   30,625
      2,909     e* KOS Pharmaceuticals, Inc ............       59
     12,395      * Kosan Biosciences, Inc ..............      108
     14,911      * KV Pharmaceutical Co (Class A) ......      403
      3,549      * Kyphon, Inc .........................       52
     30,761      * La Jolla Pharmaceutical Co ..........      192
      3,852      * LabOne, Inc .........................      100
    545,202     e* Laboratory Corp Of America Holdings .   24,888
      6,012        Landauer, Inc .......................      233
      2,688      * Lannett Co, Inc .....................       27
      7,216      * Lifecore Biomedical, Inc ............       82
     26,848     e* LifePoint Hospitals, Inc ............      975
     27,512      * Ligand Pharmaceuticals, Inc
                    (Class B)...........................      399
  1,323,087        Lilly (Eli) & Co ....................   74,622
     81,045      * Lincare Holdings, Inc ...............    2,618
     13,849     e* Luminex Corp ........................      104
     42,223      * Manor Care, Inc .....................      971
     14,470      * Martek Biosciences Corp .............      303
      2,657      * Matria Healthcare, Inc ..............       22
     10,842      * Maximus, Inc ........................      344
    141,866        McKesson Corp .......................    4,639
      6,138     e* Med-Design Corp .....................       79
      2,791      * Medical Staffing Network
                     Holdings, Inc......................       68
     15,423      * Medicines Co ........................      190
     17,972     e* Medicis Pharmaceutical Corp
                    (Class A)...........................      768
    269,886     e* Medimmune, Inc ......................    7,125
      7,429      * MedQuist, Inc .......................      198
      5,997      * MedSource Technologies, Inc .........       73
  2,732,618      e Medtronic, Inc ......................  117,093

     14,421        Mentor Corp .........................      529
  1,006,320        Merck & Co, Inc .....................   50,960
      2,454      * Meridian Medical Technologies, Inc ..       89
      8,351      * Merit Medical Systems, Inc ..........      172
     18,332      * MGI Pharma, Inc .....................      129
     51,816      * Mid Atlantic Medical Services, Inc ..    1,624
    145,662      * Millennium Pharmaceuticals, Inc .....    1,770
     28,435      * Millipore Corp ......................      909
     16,669      * MIM Corp ............................      202
      9,447     e* Molecular Devices Corp ..............      168
     11,337      * Mright Medical Group, Inc ...........      229
     21,669      * Mykrolis Corp .......................      256
    117,359        Mylan Laboratories, Inc .............    3,679
     17,339     e* Myriad Genetics, Inc ................      353
     18,463     e* Napro Biotherapeutics, Inc ..........      121
      5,717      * Nastech Pharmaceutical Co ...........       94
      3,005      * National Healthcare Corp ............       64
     20,528      * Neurocrine Biosciences, Inc .........      588
      2,504      * Neurogen Corp .......................       29
     15,148      * Noven Pharmaceuticals, Inc ..........      386
     18,813     e* NPS Pharmaceuticals, Inc ............      288
     12,311      * Ocular Sciences, Inc ................      326
      8,617      * Odyssey Healthcare, Inc .............      312
     26,775        Omnicare, Inc .......................      703
     10,433      * Omnicell, Inc .......................       73
     15,473      * On Assignment, Inc ..................      275
      8,698      * Option Care, Inc ....................      120
     18,942      * OraSure Technologies, Inc ...........      123
     30,659     e* Organogenesis, Inc ..................        6
     25,733     e* Orthodontic Centers Of America, Inc .      593
     23,167      * Orthologic Corp .....................      128
      3,835     e* OSI Pharmaceuticals, Inc ............       92
     12,917        Owens & Minor, Inc ..................      255
     91,347      * Oxford Health Plans, Inc ............    4,244
     11,491      * Pain Therapeutics, Inc ..............       96
      6,018        Pall Corp ...........................      125
      4,975      * Parexel International Corp ..........       69
     37,034      * Patterson Dental Co .................    1,864
      2,533      * PDI, Inc ............................       39
     14,415      * Pediatrix Medical Group, Inc ........      360
     17,033      * Per-Se Technologies, Inc ............      157
     70,085     e* Peregrine Pharmaceuticals, Inc ......       82
 12,755,148        Pfizer, Inc .........................  446,430
     30,502      * Pharmaceutical Product
                     Development, Inc...................      803
     13,164      * Pharmaceutical Resources, Inc .......      366
  4,613,192        Pharmacia Corp ......................  172,764
      6,794     e* PolyMedica Corp .....................      174
     12,403     e* Possis Medical, Inc .................      153
      7,609      * Practiceworks, Inc ..................      140
     17,559      * Priority Healthcare Corp (Class B) ..      413
     31,572      * ProcureNet, Inc .....................        5
      5,668      * Progenics Pharmaceuticals ...........       70
     34,917     e* Province Healthcare Co ..............      781
      5,530      * QMed, Inc ...........................       46
     19,749      * Quadramed Corp ......................      138
     57,547     e* Quest Diagnostics, Inc ..............    4,952
     18,582      * Quidel Corp .........................      128


70 College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ----------

 HEALTH CARE--(CONTINUED)
     49,319      * Quintiles Transnational Corp ........ $    616
     13,887      * Radiologix, Inc .....................      212
     24,280     e* Regeneron Pharmaceuticals, Inc ......      352
      7,919      * RehabCare Group, Inc ................      190
     31,254      * Renal Care Group, Inc ...............      974
        220      * Res-Care, Inc .......................        1
     22,173     e* Resmed, Inc .........................      652
     22,400      * Respironics, Inc ....................      763
     17,276      * Ribapharm, Inc ......................      157
     18,836     e* Rigel Pharmaceuticals, Inc ..........       69
      7,243      * Rita Medical Systems, Inc ...........       73
     12,926      * Salix Pharmaceuticals Ltd ...........      197
     11,428      * Sangamo Biosciences, Inc ............       67
     19,181      * Sangstat Medical Corp ...............      441
  2,603,106        Schering-Plough Corp ................   64,036
     33,729     e* Scios, Inc ..........................    1,033
      7,857      * Seattle Genetics, Inc ...............       41
     12,713      * Select Medical Corp .................      199
     36,791      * Sepracor, Inc .......................      351
     15,676      * Serologicals Corp ...................      287
     51,082        SICOR, Inc ..........................      947
     17,677      * Sierra Health Services, Inc .........      395
      7,816      * Sonic Innovations, Inc ..............       55
     10,201      * SonoSite, Inc .......................      147
      1,343     e* Specialty Laboratories, Inc .........       11
     71,076        St. Jude Medical, Inc ...............    5,249
     24,527     e* Stericycle, Inc .....................      869
     54,017      * Steris Corp .........................    1,032
    103,272        Stryker Corp ........................    5,526
      9,757     e* SurModics, Inc ......................      254
     15,048      * Sybron Dental Specialties, Inc ......      278
     12,545      * Syncor International Corp ...........      395
      5,903     e* Tanox, Inc ..........................       64
     30,331      * Techne Corp .........................      856
     18,738      * Telik, Inc ..........................      234
  1,055,922        Tenet Healthcare Corp ...............   75,551
     30,370      * Texas Biotechnology Corp ............      119
      1,881      * Theragenics Corp ....................       16
     16,100      * Therasense, Inc .....................      297
     20,383      * Transkaryotic Therapies, Inc ........      735
     22,274      * Triad Hospitals, Inc ................      944
     22,601     e* Triangle Pharmaceuticals, Inc .......       61
     16,614      * Trigon Healthcare, Inc ..............    1,671
      9,656      * Trimeris, Inc .......................      429
     27,726     e* Tularik, Inc ........................      254
      6,763      * U.S. Physical Therapy, Inc ..........      137
     13,535      * Umilab Corp .........................      371
     10,994      * United Surgical Partners
                     International, Inc.................      341
    656,735        UnitedHealth Group, Inc .............   60,124
     28,745        Universal Health Services, Inc
                    (Class B)...........................    1,409
     10,188      * Urologix, Inc .......................      130
     51,589      e Varian Medical Systems, Inc .........    2,092
     20,357      * Varian, Inc .........................      671
      7,798      * VCA Antech, Inc .....................      121
      9,286     e* Ventana Medical Systems, Inc ........      204
     10,164        Ventas, Inc .........................      130
     15,485      * Versicor, Inc .......................      208
     35,067      * Visx, Inc ...........................      382
      4,263        Vital Signs, Inc ....................      154
     26,003      * VitalWorks, Inc .....................      213
     23,881      * Vivus, Inc ..........................      162
     85,570      * Waters Corp .........................    2,285
     36,903      * Watson Pharmaceuticals, Inc .........      933
     10,726      * Watson Wyatt & Co Holdings ..........      260
    115,068      * WebMD Corp ..........................      648
    116,800      * Wellpoint Health Networks, Inc ......    9,088

     11,248      * Women First Healthcare, Inc .........       88
  1,513,314        Wyeth ...............................   77,482
      1,504        X-Rite, Inc .........................       13
      3,118      * Young Innovations, Inc ..............       68
    144,569      * Zimmer Holdings, Inc ................    5,155
      6,161      * Zoll Medical Corp ...................      201
      4,355      * Zymogenetics, Inc ...................       38
                                                        ---------
                   TOTAL HEALTH CARE ...................2,192,438
                                                        ---------
 OTHER--1.57%
        871     e* 4Kids Entertainment, Inc ............       18
     27,323        ABM Industries, Inc .................      474
     14,384      * Acacia Research Corp ................      102
      4,884     e* Actrade Financial Technologies Ltd ..       51
      9,083        Acuity Brands, Inc ..................      165
     13,958     e* Administaff, Inc ....................      140
     11,865        Advo, Inc ...........................      452
      3,976      * Ambassadors Group, Inc ..............       57
      7,893        Banta Corp ..........................      283
     13,320        Brady Corp (Class A) ................      466
      7,445      * Bright Horizons Family Solutions,
                     Inc................................      247
     27,419      * Career Education Corp ...............    1,234
      1,728        Central Parking Corp ................       39
        535      * Charles River Associates, Inc .......       11
     98,945      e Cintas Corp .........................    4,891
     27,526      * Corinthian Colleges, Inc ............      933
     26,978      * Corporate Executive Board Co ........      924
      9,450      * CoStar Group, Inc ...................      194
      2,688        Courier Corp ........................      107
      2,559        Curtiss-Wright Corp .................      205
     38,644      * DeVry, Inc ..........................      883
     47,795      * Dun & Bradstreet Corp ...............    1,580
     20,261      * Education Management Corp ...........      825
     11,903        Ennis Business Forms, Inc ...........      155
     34,476     e* Exult, Inc ..........................      224
      3,968      * Fidelity National Information
                     Solutions, Inc.....................       95
      9,704      * First Consulting Group, Inc .........       83
     10,407     e* Forrester Research, Inc .............      202
      4,329      * General Binding Corp ................       72
     15,088      * Getty Images, Inc ...................      328
     31,548      * Gtech Holdings Corp .................      806
    104,432        H & R Block, Inc ....................    4,820
      1,384      * Hall Kinion & Associates, Inc .......       10
     11,770        Harland (John H.) Co ................      332
      1,665      * Heidrick & Struggles International,
                     Inc................................       33
      6,107        HON Industries, Inc .................      166
     41,051      e Honeywell International, Inc ........    1,446
     12,071     e* Hotels.Com (Class A) ................      510
      2,198      * ICT Group, Inc ......................       40
     18,582      * InfoUSA, Inc ........................      102
      8,418        Invision Technologies, Inc ..........      203
     13,905     e* Itron, Inc ..........................      365
      7,039        ITT Industries, Inc .................      497
      5,631        Kelly Services, Inc (Class A) .......      152
     29,740      * Labor Ready, Inc ....................      174
      2,884      * Lifeline Systems, Inc ...............       76
     30,405        Manpower, Inc .......................    1,117
     20,131        Matthews International Corp (Class A)      470
      6,629        Mcgrath Rentcorp ....................      172
      3,406      * Memberworks, Inc ....................       63
     97,780        Moody's Corp ........................    4,865
     18,553      * MSC.Software Corp ...................      166
     28,260      * Navigant Consulting, Inc ............      198
      8,421        New England Business Services, Inc ..      212
     10,136     e* Prepaid Legal Services, Inc .........      202
      6,630      * ProQuest Co .........................      235
     10,404      * R.H. Donnelley Corp .................      291


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 71

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               -----------

 OTHER--(CONTINUED)
      6,761      * Right Management Consultants ........ $    178
      8,445      * RMH Teleservices, Inc ...............       58
    132,969      e Robert Half International, Inc ......    3,098
     10,503        Rollins, Inc ........................      214
      7,716      * School Specialty, Inc ...............      205
     12,327      e SPX Corp ............................    1,449
      8,768        Standard Register Co ................      300
        372        Standex International Corp ..........        9
      7,612      * Startek, Inc ........................      204
      5,331        Strayer Education, Inc ..............      339
     16,721      * Symyx Technologies, Inc .............      233
    518,379        Sysco Corp ..........................   14,110
      8,915        Talx Corp ...........................      169
      5,198      * Tejon Ranch Co ......................      169
      7,616        Teleflex, Inc .......................      435
     28,489      * Teletech Holdings, Inc ..............      272
     30,473     e* TMP Worldwide, Inc ..................      655
  4,138,661        Tyco International Ltd ..............   55,913
      2,800      * Uniroyal Technology Corp ............        0
      5,280        United Stationers, Inc ..............      161
    283,588        United Technologies Corp ............   19,256
     59,588        Viad Corp ...........................    1,549
      6,255      * Wackenhut Corrections Corp ..........       91
                                                         --------
                   TOTAL OTHER .........................  132,230
                                                         --------
 PRODUCER DURABLES--6.63%
    222,804        3M Co ...............................   27,405
     12,932      * Active Power, Inc ...................       47
     31,318      * AGCO Corp ...........................      611
     72,143      * Allied Waste Industries, Inc ........      693
      1,265        American States Water Co ............       34
     24,173        Ametek, Inc .........................      900
      5,255      * August Technology Corp ..............       52
     22,084        Baldor Electric Co ..................      557
      2,149      * Beacon Power Corp ...................        0
      4,177      e Briggs & Stratton Corp ..............      160
      7,135      * Brooks-PRI Automation, Inc ..........      182
        508        California Water Service Group ......       13
     29,220      * Capstone Turbine Corp ...............       49
     15,907      * Coinstar, Inc .......................      389
     20,626     b* Covanta Energy Corp .................        0
        303      * CTB International Corp ..............        5
      7,574      * Cuno, Inc ...........................      274
     95,995      e Danaher Corp ........................    6,369
     15,643        Federal Signal Corp .................      375
      3,502      * Flow International Corp .............       24
     29,377     e* Flowserve Corp ......................      875
      6,809      * FMC Technologies, Inc ...............      141
      4,716        Franklin Electric Co, Inc ...........      222
     14,878      * FuelCell Energy, Inc ................      153
 17,178,790        General Electric Co .................  499,044
     22,153      * Genesis Microchip, Inc ..............      185
      5,815      * Genlyte Group, Inc ..................      236
     15,765      * Global Power Equipment Group, Inc ...      156
      3,876        Gorman-Rupp Co ......................      122
     18,091      * Headwaters, Inc .....................      285
      9,322        Idex Corp ...........................      312
     97,725        Illinois Tool Works, Inc ............    6,675
      4,840        Kaydon Corp .........................      114
        214        Lawson Products, Inc ................        7
     23,085        Lincoln Electric Holdings, Inc ......      621
      7,390        Lindsay Manufacturing Co ............      171
      7,921      * Littelfuse, Inc .....................      183
     11,273        Manitowoc Co, Inc ...................      400
      5,678        Mine Safety Appliances Co ...........      227
     20,464      * National Instruments Corp ...........      666
     48,597      * Newpark Resources, Inc ..............      357
      8,141        NN, Inc .............................      104
      7,893        Nordson Corp ........................      195
     12,404      * Photon Dynamics, Inc ................      372

    120,178        Pitney Bowes, Inc ...................    4,773
     12,016     e* Plug Power, Inc .....................       95
     20,823      * Power-One, Inc ......................      130
     15,983     e* Rayovac Corp ........................      296
      2,900        ROHN Industries, Inc ................        1
     21,242        Roper Industries, Inc ...............      792
      2,575      * Strattec Security Corp ..............      143
      5,964        Tennant Co ..........................      236
      1,883     e* Tetra Tech, Inc .....................       28
      4,573      * Tetra Technologies, Inc .............      121
      2,242      * Thomas & Betts Corp .................       42
      3,586        Toro Co .............................      204
      6,258     e* TRC Cos, Inc ........................      129
      6,638      * Trikon Technologies, Inc ............       60
      2,150        Valhi, Inc ..........................       34
      3,515        Valmont Industries, Inc .............       71
      4,481        Wabtec Corp .........................       64
     17,062     e* Waste Connections, Inc ..............      533
     72,719        Waste Management, Inc ...............    1,894
      2,430        Watts Industries, Inc (Class A) .....       48
                                                         --------
                   TOTAL PRODUCER DURABLES .............  559,656
                                                         --------
TECHNOLOGY--26.19%
        541      * 3D Systems Corp .....................        7
      2,048  b, e* ACT Manufacturing, Inc ..............        0
     15,388      * Actel Corp ..........................      323
      5,329     e* Acterna Corp ........................        2
     44,321      * Activision, Inc .....................    1,288
     32,167     e* Actuate Corp ........................      145
     42,412      * Acxiom Corp .........................      742
     38,970     e* Adaptec, Inc ........................      307
    290,660      * ADC Telecommunications, Inc .........      666
    218,625        Adobe Systems, Inc ..................    6,231
     25,152      * Advanced Digital Information Corp ...      212
     12,099      * Advanced Energy Industries, Inc .....      268
     21,346      * Advanced Fibre Communications, Inc ..      353
    427,050      e Advanced Micro Devices, Inc .........    4,151
      3,472      * Advanced Power Technology, Inc ......       50
     19,204     e* Advent Software, Inc ................      494
     43,777      * Aeroflex, Inc .......................      304
     13,988      * Aether Systems, Inc .................       41
     89,912      * Affiliated Computer Services, Inc
                    (Class A)...........................    4,269
  5,213,858      * Agere Systems, Inc (Class A) ........    7,299
    174,858      * Agere Systems, Inc (Class B) ........      276
     12,383      * Agile Software Corp .................       90
    172,197      * Agilent Technologies, Inc ...........    4,072
     70,905     e* Akamai Technologies, Inc ............       92
     33,797      * Alliance Data Systems Corp ..........      864
     21,131     e* Alloy, Inc ..........................      305
    260,120      * Altera Corp .........................    3,538
      2,554      * Altiris, Inc ........................       13
    561,460     e* Amdocs Ltd ..........................    4,239
     13,878      * American Management Systems, Inc ....      265
     24,492      * American Power Conversion Corp ......      309
      8,026      * American Superconductor Corp ........       44
     47,150     e* Amkor Technology, Inc ...............      293
     14,704     e* Amphenol Corp (Class A) .............      529
     13,928     e* Anadigics, Inc ......................      115
  2,121,773      * Analog Devices, Inc .................   63,017
        518        Analogic Corp .......................       25
      8,107      * Answerthink, Inc ....................       31


72 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ----------

 TECHNOLOGY--(CONTINUED)
     10,699      * Ansys, Inc .......................... $    215
      8,049      * Anteon International Corp ...........      203
     18,930      * APAC Customer Services, Inc .........      112
  4,598,886     e* Applied Materials, Inc ..............   87,471
  1,075,628      * Applied Micro Circuits Corp .........    5,088
     14,088        Arbitron, Inc .......................      440
         42     b* AremisSoft Corp .....................        0
    101,278     e* Ariba, Inc ..........................      323
      7,614      * Arris Group, Inc ....................       33
     29,301        Arrow Electronics, Inc ..............      608
     10,712      * Artisan Components, Inc .............       96
     88,452      * Ascential Software Corp .............      247
     21,017     e* Asiainfo Holdings, Inc ..............      278
     18,063     e* Aspen Technology, Inc ...............      151
     13,668     e* Astropower, Inc .....................      268
     24,181      * Asyst Technologies, Inc .............      492
     99,538     b* At Home Corp (Series A) .............        0
     15,279      * At Road, Inc ........................       94
    169,836      * Atmel Corp ..........................    1,063
     19,758      * ATMI, Inc ...........................      442
     28,195      * Auspex Systems, Inc .................        7
     21,004        Autodesk, Inc .......................      278
  1,042,103        Automatic Data Processing, Inc ......   45,384
     12,966      * Avanex Corp .........................       25
     46,124      * Avaya, Inc ..........................      228
     16,070      * Avid Technology, Inc ................      149
     26,823      * Avocent Corp ........................      427
     71,426      * Axcelis Technologies, Inc ...........      807
      7,066      * AXT, Inc ............................       56
     11,617      * Barra, Inc ..........................      432
    211,372     e* BEA Systems, Inc ....................    2,010
      7,858        BEI Technologies, Inc ...............       90
      5,898        Bel Fuse, Inc (Class B) .............      160
      7,381     e* Benchmark Electronics, Inc ..........      214
     90,340     e* Bisys Group, Inc ....................    3,008
     10,638      * Black Box Corp ......................      433
    108,713      * BMC Software, Inc ...................    1,805
     44,078      * Borland Software Corp ...............      454
      3,984      * Brightpoint, Inc ....................       10
    452,453     e* Broadcom Corp (Class A) .............    7,936
    210,201     e* BroadVision, Inc ....................       65
  1,037,818      * Brocade Communications Systems, Inc .   18,141
      2,244        C&D Technologies, Inc ...............       40
     20,659      * CACI International, Inc (Class A) ...      789
    157,026      * Cadence Design Systems, Inc .........    2,531
      4,323      * Caminus Corp ........................       25
     14,018      * Carreker Corp .......................      159
      3,860      * Catapult Communications Corp ........       84
     10,568      * C-COR.net Corp ......................       74
     20,229      * Centillium Communications, Inc ......      176
     80,678      * Ceridian Corp .......................    1,531
     45,807      * Certegy, Inc ........................    1,700
     25,123     e* Checkfree Corp ......................      393
      1,108        Checkpoint Systems, Inc .............       13
     30,653      * ChipPAC, Inc ........................      189
     25,849     e* Chordiant Software, Inc .............       50
    215,402     e* CIENA Corp ..........................      903
      6,253      * Cirrus Logic, Inc ...................       47
 13,740,894      * Cisco Systems, Inc ..................  191,685
    123,289      * Citrix Systems, Inc .................      745
      5,270      * Clearone Communications, Inc ........       78
     46,767      * CNET Networks, Inc ..................       93
     24,502      * Cognex Corp .........................      491
      5,960     e* Cognizant Technology Solutions Corp .      320

     15,142        Cohu, Inc ...........................      262
    102,208        Computer Associates International,
                     Inc................................    1,624
     11,046      * Computer Network Technology Corp ....       68
     14,586        Computer Sciences Corp ..............      697
    123,791      * Compuware Corp ......................      751
     69,683      * Comverse Technology, Inc ............      645
     11,568      * Concord Communications, Inc .........      191
    346,279     e* Concord EFS, Inc ....................   10,437
     45,206     e* Concurrent Computer Corp ............      210
    105,601      * Conexant Systems, Inc ...............      171
    139,300      * Convergys Corp ......................    2,714
      5,518      * CoorsTek, Inc .......................      171
    442,928     e* Corning, Inc ........................    1,572
     14,133      * Covansys Corp .......................       79
     29,741      * Cray, Inc ...........................      133
     10,971     e* Credence Systems Corp ...............      195
     26,422     e* Cree, Inc ...........................      350
     39,663      * CSG Systems International, Inc ......      759
     14,979        CTS Corp ............................      180
     11,215        Cubic Corp ..........................      266
     23,023     e* Cymer, Inc ..........................      807
     71,424      * Cypress Semiconductor Corp ..........    1,084
     10,103      * Daktronics, Inc. ....................       99
      8,791      * Datastream Systems, Inc .............       62
      7,147     e* DDI Corp ............................        6
     23,464      * dELiA*s Corp (Class A) ..............      120
  4,033,449      * Dell Computer Corp ..................  105,434
     58,452        Deluxe Corp .........................    2,273
      5,942     e* DiamondCluster International, Inc
                    (Class A)...........................       36
      5,803      * Digimarc Corp .......................       60
     20,591      * Digital Insight Corp ................      339
     19,480      * Digital River, Inc ..................      179
      4,287      * Digitas, Inc ........................       20
      5,722      * Docucorp International, Inc .........       59
     28,848     e* Documentum, Inc .....................      346
     62,285      * DoubleClick, Inc ....................      462
      6,107      * Drexler Technology Corp .............      132
     13,041      * DSP Group, Inc ......................      256
     89,139      * DST Systems, Inc ....................    4,075
      1,548      * Dupont Photomasks, Inc ..............       50
     24,165      * E.piphany, Inc ......................      106
     18,248     e* Echelon Corp ........................      235
      7,506      e EDO Corp ............................      214
     27,754      * eFunds Corp .........................      263
     18,696     e* Electro Scientific Industries, Inc ..      454
     12,344     e* Electroglas, Inc ....................      123
     60,905     e* Electronic Arts, Inc ................    4,023
    234,866      e Electronic Data Systems Corp ........    8,725
      5,674      * Embarcadero Technologies, Inc .......       35
  3,332,456        EMC Corp ............................   25,160
      9,106      * Emcore Corp .........................       55
      5,219      * EMS Technologies, Inc ...............      108
     33,269      * Emulex Corp .........................      749
     33,341      * Entegris, Inc .......................      487
     18,473      * Enterasys Networks, Inc .............       33
     32,933      * Entrust, Inc ........................       90
      3,400      * EpicEdge, Inc .......................        1
      7,132      * EPIQ Systems, Inc ...................      121
    106,166      e Equifax, Inc ........................    2,866
     16,321      * Espeed, Inc (Class A) ...............      178
     23,248      * ESS Technology, Inc .................      408
     23,746      * Exar Corp ...........................      468
      6,419      * Excel Technology, Inc ...............      135
    323,719  b, e* Exds, Inc ...........................        3
     75,029      * Extreme Networks, Inc ...............      733


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 73

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ----------

 TECHNOLOGY--(CONTINUED)
     16,105     e* F5 Networks, Inc .................... $    158
     28,275      e Fair, Isaac & Co, Inc ...............      929
     73,599      * Fairchild Semiconductor International,
                     Inc (Class A) ......................   1,788
     24,837     e* FalconStor Software, Inc ............      105
     17,502     e* FEI Co ..............................      429
     22,447      * Filenet Corp ........................      325
     51,160     e* Finisar Corp ........................      121
    550,603        First Data Corp .....................   20,482
    130,521      * Fiserv, Inc .........................    4,791
     10,873      * Flir Systems, Inc ...................      456
     62,692      * Foundry Networks, Inc ...............      441
     28,525     e* Freemarkets, Inc ....................      403
          1     b* FutureLink Corp .....................        0
     23,951        General Cable Corp ..................      151
      5,806      * Global Imaging Systems, Inc .........      110
     29,531        Global Payments, Inc ................      879
     45,896     e* Globespan Virata, Inc ...............      178
      5,082      * GrafTech International Ltd ..........       63
      2,623      * Griffon Corp ........................       47
     23,183     e* Handspring, Inc .....................       40
     43,149      * Harmonic, Inc .......................      158
     15,982      e Harris Corp .........................      579
     85,303        Helix Technology Corp ...............    1,757
     46,458        Henry (Jack) & Associates, Inc ......      775
     21,893      * HNC Software, Inc ...................      366
      6,549      * HPL Technologies, Inc ...............       99
     24,212      * Hyperion Solutions Corp .............      442
    154,363     e* i2 Technologies, Inc ................      228
     32,616     e* Identix, Inc ........................      238
      5,911      * Ii-Vi, Inc ..........................       87
      8,457      * Inet Technologies, Inc ..............       57
      2,742      * Infogrames, Inc .....................        7
     41,757      * Informatica Corp ....................      296
      3,181      * Inforte Corp ........................       32
     23,482     e* Ingram Micro, Inc (Class A) .........      323
     56,051      * Inktomi Corp ........................       49
      6,141      * Inrange Technologies Corp (Class B) .       29
      6,690      * Integral Systems, Inc ...............      146
     43,255     e* Integrated Circuit Systems, Inc .....      873
    477,178      * Integrated Device Technology, Inc ...    8,656
 12,304,174        Intel Corp ..........................  224,797
     10,670      * Intercept, Inc ......................      221
     39,674      * Interdigital Communications Corp ....      359
     36,446      * Intergraph Corp .....................      636
     10,697      * Intermagnetics General Corp .........      216
     76,609     e* Internap Network Services Corp ......       18
  1,280,758        International Business Machines Corp    92,215
     26,935     e* International Rectifier Corp ........      785
    372,644      * Internet Security Systems, Inc ......    4,889
     37,466      * Intersil Corp (Class A) .............      801
     13,139        Inter-Tel, Inc ......................      225
     41,791      * Interwoven, Inc .....................      127
     11,045      * Intrado, Inc ........................      214
    111,698     e* Intuit, Inc .........................    5,554
     25,421     e* Iron Mountain, Inc ..................      784
     15,698     e* Ixia ................................       91
      7,101      * IXYS Corp ...........................       38
     83,976      * J.D. Edwards & Co ...................    1,020
      3,639      * j2 Global Communications, Inc .......       60
    124,228     e* Jabil Circuit, Inc ..................    2,622
     20,349      * JDA Software Group, Inc .............      575
    502,800      * JDS Uniphase Corp ...................    1,342
    151,117      * Juniper Networks, Inc ...............      854
     35,204        Keane, Inc ..........................      437
      4,357        Keithley Instruments, Inc ...........       63
      9,356      * Keynote Systems, Inc ................       68
    661,365     e* KLA-Tencor Corp .....................   29,093
     50,589      * Kopin Corp ..........................      334
    131,557      * KPMG Consulting, Inc ................    1,955
     14,390      * Kronos, Inc .........................      439
     35,801      * Kulicke & Soffa Industries, Inc .....      444
    910,500     e* Lam Research Corp ...................   16,371
     31,368     e* Lattice Semiconductor Corp ..........      274
      7,434      * Lawson Software, Inc ................       43
      7,537      * Learning Tree International, Inc ....      140
      2,052      * Lecroy Corp .........................       24
     63,504      * Legato Systems, Inc .................      229
     23,635      * Lexar Media, Inc ....................      101
     66,452     e* Lexmark International, Inc ..........    3,615
     41,212     e* Liberate Technologies ...............      109
      1,839      * Lightbridge, Inc ....................       15
    839,047        Linear Technology Corp ..............   26,371
     49,579      * Looksmart Ltd .......................       97
    105,047      * LSI Logic Corp ......................      919
     21,701     e* LTX Corp ............................      310
     37,639      * Macromedia, Inc .....................      334
     31,162      * Macrovision Corp ....................      409
      9,919      * Magma Design Automation, Inc ........      167

     14,098     e* Manhattan Associates, Inc ...........      453
      3,406      * Manufacturers Services Ltd ..........       16
     23,489      * Manugistics Group, Inc ..............      144
     10,361      * MAPICS, Inc .........................       58
     10,444      * Mapinfo Corp ........................       95
     26,520      * Matrixone, Inc ......................      159
  1,021,386     e* Maxim Integrated Products, Inc ......   39,150
     18,536      * Maxtor Corp .........................       84
      8,577      * Mcafee.Com Corp .....................      126
     45,986      * McData Corp (Class A) ...............      405
      3,622      * MCSi, Inc ...........................       41
     10,218      * MEMC Electronic Materials, Inc ......       49
     47,720      * Mentor Graphics Corp ................      679
     15,797     e* Mercury Computer Systems, Inc .......      327
     38,906     e* Mercury Interactive Corp ............      893
      7,373      * Merix Corp ..........................       63
      3,834      * MetaSolv, Inc .......................       15
      3,400      * Metawave Communications Corp ........        1
     24,221      * Mettler-Toledo International, Inc ...      893
     42,279     e* Micrel, Inc .........................      608
      8,031      * Micro General Corp ..................      134
    135,067     e* Microchip Technology, Inc ...........    3,705
     54,471      * Micromuse, Inc ......................      242
  1,141,257        Micron Technology, Inc ..............   23,076
     21,063      e Microsemi Corp ......................      139
  8,087,180     e* Microsoft Corp ......................  442,369
     25,994     e* MIPS Technologies, Inc (Class A) ....      160
     14,847      * MKS Instruments, Inc ................      298
     80,101      e Molex, Inc ..........................    2,686
     12,973      * Monolithic System Technology, Inc ...      144
  2,872,888        Motorola, Inc .......................   41,427
     12,780      * MRO Software, Inc ...................      145
     40,027      * MRV Communications, Inc .............       61
      3,594      * Nassda Corp .........................       44
      6,095      * National Processing, Inc ............      157
    653,631      * National Semiconductor Corp .........   19,066
     16,363        NDCHealth Corp ......................      457
     11,938      * Netegrity, Inc ......................       74
     15,220      * NETIQ Corp ..........................      344
      5,896      * Netro Corp ..........................       13


74 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ----------

 TECHNOLOGY--(CONTINUED)
      3,744      * Netscout Systems, Inc ............... $     26
      7,217      * Netscreen Technologies, Inc .........       66
    151,803     e* Network Appliance, Inc ..............    1,888
    897,336     e* Network Associates, Inc .............   17,292
     21,800      * New Focus, Inc ......................       65
     15,143      * Newport Corp ........................      237
     17,386      * NIC, Inc ............................       26
      9,992      * Novadigm, Inc .......................       73
      2,100      * Novatel Wireless, Inc ...............        1
  1,166,020      * Novellus Systems, Inc ...............   39,645
     11,199      * Nuance Communications, Inc ..........       47
    118,400     e* Nvidia Corp .........................    2,034
     18,240     e* NYFIX, Inc ..........................      155
     40,419     e* Oak Technology, Inc .................      183
     14,427      * Omnivision Technologies, Inc ........      207
     13,761      * ON Semiconductor Corp ...............       28
     31,872      * Onyx Software Corp ..................      108
     66,648      * Openwave Systems, Inc ...............      374
     84,993     e* Oplink Communications, Inc ..........       62
      7,275      * Opnet Technologies, Inc .............       65
      4,310      * Optical Communication Products, Inc .        5
 11,742,927      * Oracle Corp .........................  111,206
      5,515      * Overland Data, Inc ..................       91
     37,151     e* Overture Services, Inc ..............      928
     16,544      * Packeteer, Inc ......................       73
    146,836      * Palm, Inc ...........................      258
      6,789      * Paradyne Networks, Inc ..............       27
    104,367     e* Parametric Technology Corp ..........      358
      2,993        Park Electrochemical Corp ...........       79
     21,669      * Paxar Corp ..........................      363
     12,282      * Paxson Communications Corp ..........       68
    226,157        Paychex, Inc ........................    7,076
      8,622      * PDF Solutions, Inc ..................       63
      6,066      * PEC Solutions, Inc ..................      145
      4,424      * Pegasystems, Inc ....................       40
    247,778      * Peoplesoft, Inc .....................    3,687
     70,728     e* Peregrine Systems, Inc ..............       21
      1,012      * Pericom Semiconductor Corp ..........       12
     56,079      * Perot Systems Corp (Class A) ........      611
     18,771      * Phoenix Technologies Ltd ............      188
     19,249      * Photronics, Inc .....................      365
     21,919      * Pixelworks, Inc .....................      184
      9,318      * Planar Systems, Inc .................      179
     27,565     e* Plantronics, Inc ....................      524
     30,563      * Plexus Corp .........................      553
     12,227      * PLX Technology, Inc .................       52
     81,050     e* PMC-Sierra, Inc .....................      751
     43,667      * Polycom, Inc ........................      524
     86,250      * Portal Software, Inc ................       65
      1,366      * Powell Industries, Inc ..............       33
     18,412      * Power Integrations, Inc .............      330
     47,716      * Powerwave Technologies, Inc .........      437
     25,877     e* PRG-Schultz International, Inc ......      319
     15,374      * Probusiness Services, Inc ...........      224
     22,940      * Progress Software Corp ..............      339
    101,883     e* QLogic Corp .........................    3,882
      9,766      * QRS Corp ............................       76
    679,430      * Qualcomm, Inc .......................   18,678
     27,060     e* Quest Software, Inc .................      393
      4,701        Quixote Corp ........................       80
     12,606      * Radiant Systems, Inc ................      164
      7,207      * Radisys Corp ........................       84
      3,487      * Raindance Communications, Inc .......       20
     60,919     e* Rambus, Inc .........................      249
     75,904      * Rational Software Corp ..............      623
     56,101      * RealNetworks, Inc ...................      228
     72,045      * Red Hat, Inc ........................      423
     98,035     e* Redback Networks, Inc ...............      175
      7,861      * Renaissance Learning, Inc ...........      159
      7,033     e* Research Frontiers, Inc .............      105
     38,071     e* Retek, Inc ..........................      925
     56,572        Reynolds & Reynolds Co (Class A) ....    1,581
    127,826     e* RF Micro Devices, Inc ...............      974
     76,520      * Riverstone Networks, Inc ............      240
     11,626      * Rogers Corp .........................      318
     12,458      * Roxio, Inc ..........................       90
      6,211      * RSA Security, Inc ...................       30
      6,710      * Rudolph Technologies, Inc ...........      167
     51,517      * S1 Corp .............................      381
     32,500      * Saga Systems, Inc Escrow ............        0
     10,040      * Sanchez Computer Associates, Inc ....       45
     23,841     e* Sandisk Corp ........................      296
  2,269,424      * Sanmina-SCI Corp ....................   14,320
     24,423     e* Sapient Corp ........................       26
      2,123      * SBS Technologies, Inc ...............       26
     37,908      * Scansoft, Inc .......................      281

      3,505      * Scansource, Inc .....................      215
     10,094      * Seachange International, Inc ........       89
    108,879      * Seagate Technology, Inc .............        0
     21,408      * Secure Computing Corp ...............      162
     37,871      * Seebeyond Technology Corp ...........      117
     11,905      * Semitool, Inc .......................       97
     41,609     e* Semtech Corp ........................    1,111
     12,702     e* Serena Software, Inc ................      174
      2,353        Shenandoah Telecommun Co ............      126
  1,357,090     e* Siebel Systems, Inc .................   19,298
     42,340      * Silicon Image, Inc ..................      259
     19,105     e* Silicon Laboratories, Inc ...........      517
     56,446      * Silicon Storage Technology, Inc .....      440
      4,317      * Siliconix, Inc ......................      120
      5,192      * Simpletech, Inc .....................       18
      5,603      * Simplex Solutions, Inc ..............       78
    369,719     e* Solectron Corp ......................    2,274
     20,099     e* Somera Communications, Inc ..........      144
     14,721      * SonicWALL, Inc ......................       74
    131,300      * Sonus Networks, Inc .................      265
      3,427      * Sourcecorp ..........................       91
     12,327      * Spectralink Corp ....................      131
      4,694      * Spectrian Corp ......................       49
     10,056      * SpeechWorks International, Inc ......       37
      2,387      * SPSS, Inc ...........................       37
      2,694      * Sra International, Inc (Class A) ....       73
      5,721      * SS&C Technologies, Inc ..............       80
        809      * Standard Microsystems Corp ..........       19
     62,038      * Starbase Corp .......................       13
     25,693      * StarMedia Network, Inc ..............        1
    907,700      e STMicroelectronics NV (New York Shs)    22,084
     34,364      * Storage Technology Corp .............      549
     25,315      * StorageNetworks, Inc ................       50
     25,068      * Stratos Lightwave, Inc ..............       40
  4,293,291      * Sun Microsystems, Inc ...............   21,509
    225,327      * Sungard Data Systems, Inc ...........    5,967
      1,166      * Suntron Corp ........................       10
      7,469      * Supertex, Inc .......................      132
      1,165     e* Surebeam Corp (Class A) .............        6
      9,643        Surewest Communications .............      512
     41,622      * Sybase, Inc .........................      439
     28,628      * Sycamore Networks, Inc ..............      111
      7,269      * Sykes Enterprises, Inc ..............       56


                        SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 75

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ----------
 TECHNOLOGY--(CONTINUED)
    392,810     e* Symantec Corp                        $  12,904
     58,733      e Symbol Technologies, Inc. ...........      499
      1,614      * Synaptics, Inc ......................       12
     46,290     e* Synopsys, Inc. ......................    2,537
      6,842      * Synplicity, Inc .....................       31
      4,225      * Syntel, Inc .........................       52
      3,608      * Sypris Solutions, Inc ...............       66
     12,806      * Systems & Computer Technology Corp ..      173
  1,668,530     e* Taiwan Semiconductor Manufacturing Co
                     Ltd (Spon ADR) ....................   21,691
     27,543     e* Take-Two Interactive Software, Inc ..      567
     20,243      * Tech Data Corp ......................      766
     13,750        Technitrol, Inc .....................      320
     33,835     e* Tekelec .............................      272
     10,473      * Tektronix, Inc ......................      196
    179,184      * Tellabs, Inc ........................    1,111
     29,096      * Tellium, Inc ........................       27
    425,331     e* Teradyne, Inc .......................    9,995
  3,242,613        Texas Instruments, Inc ..............   76,850
     16,319      * Therma-Wave, Inc ....................      186
     36,209        Thermo Electron Corp ................      598
     42,646      * Tibco Software, Inc .................      237
     10,467      * Tier Technologies, Inc (Class B) ....      187
     45,003     e* Titan Corp ..........................      823
     13,273     e* Tivo, Inc ...........................       49
     27,298      e Total System Services, Inc ..........      514
     15,985      * Transaction Systems Architects, Inc
                    (Class A)...........................      188
     45,792      * Transmeta Corp ......................      108
     14,595      * Trimble Navigation Ltd ..............      226
      5,307      * Tripos, Inc .........................      116
     78,350      * Triquint Semiconductor, Inc .........      502
     17,051     e* Trizetto Group, Inc .................      146
     10,439      * TTM Technologies, Inc ...............       55
     15,200     b* U.S. Wireless Corp ..................        0
      4,479      * Ulticom, Inc ........................       30
      8,062      * Ultimate Electronics, Inc ...........      209
      1,077      * Ultratech Stepper, Inc ..............       18
     40,780      * Unisys Corp .........................      367
      6,927        United Industrial Corp ..............      151
      3,152      * United Online, Inc ..................       38
     22,849      * Universal Access Global Holdings,
                     Inc................................        4
     11,642     e* Universal Display Corp ..............       97
     37,842      * Utstarcom, Inc ......................      763
     22,366      * Varian Semiconductor Equipment
                     Associates, Inc....................      759
     16,626     e* Veeco Instruments, Inc ..............      384
      2,366      * Verint Systems, Inc .................       27
     63,096     e* VeriSign, Inc .......................      454
  1,094,547     e* Veritas Software Corp ...............   21,661
      8,890      * Verity, Inc .........................       99
     15,268      * Viasystems Group, Inc ...............        1
      6,099      * Vicor Corp ..........................       43
     27,192      * Viewpoint Corp ......................      131
     87,831      * Vignette Corp .......................      173
      7,767      * Virage Logic Corp ...................      101
      1,045        Virco Manufacturing Corp ............       14
     29,871      * Vishay Intertechnology, Inc .........      657
     77,125      * Vitesse Semiconductor Corp ..........      240
     28,707      * Vitria Technology, Inc ..............       28
      9,526      * WatchGuard Technologies, Inc ........       49
     16,840     e* WebEx Communications, Inc ...........      268
     26,862      * webMethods, Inc .....................      266
     15,330      * Websense, Inc .......................      392
     10,535      * Wesco International, Inc ............       66
     79,726      * Western Digital Corp ................      259
     12,669      * White Electronic Designs Corp .......       95
     15,189      * Wilson Greatbatch Technologies, Inc .      387
     35,567      * Wind River Systems, Inc .............      178
      6,772      * Wireless Facilities, Inc ............       33
      9,914      * Witness Systems, Inc ................       73
      2,245        Woodhead Industries, Inc ............       39
     14,358      * Xicor, Inc ..........................       58
    809,038      * Xilinx, Inc .........................   18,147
     12,912      * Zebra Technologies Corp (Class A) ...      623
        270     f* Zebra Technologies Corp (Class B) ...       13
     14,116      * Zoran Corp ..........................      324
      8,081      * Zygo Corp ...........................       65
                                                        ---------
                   TOTAL TECHNOLOGY ....................2,212,333
                                                        ---------
 TRANSPORTATION--0.40%
     45,689      * Airtran Holdings, Inc ...............      244
     29,674      * Atlantic Coast Airlines Holdings,
                     Inc................................      644
      8,975      * BE Aerospace, Inc ...................      118
     54,485        C.H. Robinson Worldwide, Inc ........    1,827
      7,141      * EGL, Inc ............................      121

     73,153        Expeditors International Of Washington,
                     Inc................................    2,426
      5,473      * Express Jet Holdings, Inc ...........       71
      8,406      * Forward Air Corp ....................      276
     17,148      * Frontier Airlines, Inc ..............      139
      2,479      * Genesee & Wyoming, Inc (Class A) ....       56
     11,851      * Heartland Express, Inc ..............      284
      1,570      * Jetblue Airways Corp ................       72
     17,350     e* Knight Transportation, Inc ..........      402
      5,584      * Landstar System, Inc ................      597
     22,385      * Mesa Air Group, Inc .................      206
      1,679      * P.A.M. Transportation Services ......       40
     84,825        Sabre Holdings Corp .................    3,037
     17,329        Shurgard Storage Centers, Inc
                    (Class A)...........................      601
     19,530      e Skywest, Inc ........................      457
    294,602        Southwest Airlines Co ...............    4,761
     21,081      * Swift Transportation Co, Inc ........      491
    270,897        United Parcel Service, Inc (Class B)    16,728
                                                        ---------
                   TOTAL TRANSPORTATION ................   33,598
                                                        ---------
 UTILITIES--0.54%
    637,027     e* A T & T Wireless Services, Inc ......    3,727
          1     b* Adelphia Business Solutions, Inc ....        0
    141,898     e* AES Corp ............................      769
     18,077      * AirGate PCS, Inc ....................       18
     16,226     e* Alamosa Holdings, Inc ...............       23
     39,743     e* Allegiance Telecom, Inc .............       73
    197,516     e* American Tower Corp (Class A) .......      681
    101,032     b* Arch Wireless, Inc ..................        0
      8,121        Black Hills Corp ....................      281
     60,514     e* Calpine Corp ........................      425
      4,044        Cascade Natural Gas Corp ............       85
      4,056     e* Centennial Communications Corp ......       10
      1,218      * Chiles Offshore, Inc ................       30
     98,929        Citizens Communications Co ..........      827
      7,902        Commonwealth Telephone Enterprises,
                     Inc................................      318
      5,771        Connecticut Water Service, Inc ......      176
     46,288     e* Crown Castle International Corp .....      182
      8,224     e* Dobson Communications Corp (Class A)         7
      1,842        Energysouth, Inc ....................       59
    272,583  b, e* Enron Corp ..........................       29
      2,245      * Focal Communications Corp
                     Wts 12/14/07.......................        0
     30,019      * General Communication, Inc (Class A)       200
      9,900     b* Geotek Communications, Inc ..........        0
     10,128        Hickory Tech Corp ...................      152
        100     b* Impsat Fiber Networks, Inc ..........        0
     35,959        Kinder Morgan, Inc ..................    1,367
    222,463     e* Level 3 Communications, Inc .........      656


76 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

                       SEE NOTES TO FINANCIAL STATEMENTS

      Statement of Investments - GROWTH ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   SHARES                                               VALUE (000)
   ------                                               ----------

 UTILITIES--(CONTINUED)
      7,670        Madison Gas & Electric Co ........... $    214
      5,882        Middlesex Water Co ..................      155
     41,648      * Mirant Corp .........................      304
      3,448      * NATCO Group, Inc (Class A) ..........       30
      1,478        New Jersey Resources Corp ...........       44
     15,995     b* Newpower Holdings, Inc ..............        0
    517,928     e* Nextel Communications, Inc (Class A)     1,663
     48,868      * Nextel Partners, Inc (Class A) ......      147
     11,069        North Pittsburgh Systems, Inc .......      178
     18,004        Otter Tail Corp .....................      567
     19,910      * Petroquest Energy, Inc ..............      111
      5,073     b* Pinnacle Holdings, Inc ..............        0
     35,226     e* Price Communications Corp ...........      564
      4,851      * Quicksilver Resources, Inc ..........      125
    580,828      * Qwest Communications International,
                     Inc................................    1,626
     23,082      * RCN Corp ............................       32
     44,272      e Skyworks Solutions, Inc .............      246
      6,656        Southwest Water Co ..................      126
     16,852      * Southwestern Energy Co ..............      256
     30,966      * Spectrasite Holdings, Inc ...........        6
  6,190,205     e* Sprint Corp (PCS Group) .............   27,670
         64        Telephone & Data Systems, Inc .......        4
     14,575     e* Time Warner Telecom, Inc (Class A) ..       24
     14,197     e* Triton PCS Holdings, Inc (Class A) ..       55
     64,538      * U.S. Unwired, Inc (Class A) .........      181
      8,546      e UGI Corp ............................      273
        786        Unitil Corp .........................       23
        874      * Vast Solutions, Inc (Class B1) ......        0
        874      * Vast Solutions, Inc (Class B2) ......        0
        874      * Vast Solutions, Inc (Class B3) ......        0
     14,249      * West Corp ...........................      314
      3,079        Western Gas Resources, Inc ..........      115
     38,745      * Western Wireless Corp (Class A) .....      126
     56,336        Williams Cos, Inc ...................      337
                                                        ---------
                   TOTAL UTILITIES .....................   45,611
                                                        ---------
                   TOTAL COMMON STOCK
                    (Cost $11,312,420) .................8,421,417
                                                        ----------

  PRINCIPAL
   -------
SHORT TERM INVESTMENTS--4.98%
 COMMERCIAL PAPER--2.80%
                 American Express Credit Corp
$20,000,000        1.760%, 07/08/02 ....................   19,990
                 Beta Finance, Inc
 14,000,000      c 1.810%, 08/22/02 ....................   13,962
                 Burlington Northern Santa Fe
 10,055,000      c 1.970%, 07/10/02 ....................   10,048
                 Canadian Wheat Board
  5,000,000        1.940%, 08/27/02 ....................    4,985
                 CC (USA), Inc
 14,700,000      c 1.830%, 07/25/02 ....................   14,680
                 Conoco, Inc
 14,000,000      c 2.100%, 07/01/02 ....................   13,998
                 Corporate Asset Funding Corp, Inc
 13,300,000        1.780%, 07/17/02 ....................   13,288
 11,400,000      c 1.780%, 07/29/02 ....................   11,383
                 Edison Asset Securitization, LLC
 24,000,000      c 1.800%, 08/01/02 ....................   23,960
                 Govco, Inc
 11,700,000      c 1.790%, 07/23/02 ....................   11,686
                 Greyhawk Funding LLC
 15,000,000    c,d 1.810%, 07/26/02 ....................   14,979
  9,700,000      c 1.780%, 08/15/02 ....................    9,677
                 Ingersoll Rand Co
 24,700,000    c,d 1.860%, 07/03/02 ....................   24,693
                 McGraw-Hill, Inc
 14,800,000        1.760%, 07/23/02 ....................   14,782
 10,000,000        2.070%, 10/03/02 ....................    9,952
                 Paccar Financial Corp
 11,800,000        1.780%, 08/13/02 ....................   11,773
 13,000,000        1.790%, 08/20/02                        12,966
                                                        ---------
                 TOTAL COMMERCIAL PAPER ................  236,802
                                                        ---------
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--2.00%
                 Federal Home Loan Bank (FHLB)
 10,900,000        1.700%, 07/19/02 ....................   10,889
 38,900,000        1.770%, 08/09/02 ....................   38,821
 26,630,000        1.730%, 09/25/02 ....................   26,516
 10,000,000        2.300%, 02/27/03 ....................    9,873
  5,000,000        2.850%, 04/16/03 ....................    5,039

                 Federal Home Loan Mortgage Corp (FHLMC)
  4,500,000        1.740%, 07/02/02 ....................    4,499
  8,800,000        1.710%, 07/02/02 ....................    8,798
  1,750,000        1.750%, 07/25/02 ....................    1,748
 10,000,000        1.740%, 08/09/02 ....................    9,980
    200,000        1.785%, 08/15/02 ....................      200
                 Federal National Mortgage Association (FNMA)
 11,075,000        1.760%, 07/31/02 ....................   11,057
  1,200,000        1.780%, 08/01/02 ....................    1,198
 10,500,000        1.710%, 08/16/02 ....................   10,475
 30,000,000        1.735%, 08/21/02 ....................   29,922
                                                        ---------
                 TOTAL U.S. GOVERNMENT AND AGENCIES
                     DISCOUNT NOTES.....................  169,015
                                                        ---------
VARIABLE RATE NOTE--0.18%
                 Sigma Finance, Inc
 15,000,000      d 1.870%, 02/18/03 ....................   14,996
                                                        ---------
                 TOTAL VARIABLE RATE NOTE ..............   14,996
                                                        ---------
                 TOTAL SHORT TERM INVESTMENTS
                  (Cost $420,797) ......................  420,813
                                                        ---------
                 TOTAL PORTFOLIO--104.67%
                  (Cost $11,733,411) ...................8,842,397

                 OTHER ASSETS &
                     LIABILITIES, NET--(4.67)%.......... (394,702)
                                                        ----------
                 NET ASSETS--100% ......................$8,447,695
                                                        ==========

------------
*  Non-income producing
b  In bankcruptcy
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover margins or other requirements on open futures contracts.
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2002, the value of these securities amounted to $13,019 or 0.00% of net assets.

Additional information on each restricted security is as follows:

SECURITY                       ACQUISITION DATE     ACQUISITION COST
--------                       ----------------     ----------------
Zebra Technologies Corp
  (Class B)                        10/29/98             $8,133
                                                        ======


                       SEE NOTES TO FINANCIAL STATEMENTS

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 77

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
June 30, 2002                                                     Stock         Global Equities         Growth
(amounts in thousands, except amounts per accumulation unit)     Account             Account            Account
------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                                $ 80,072,155       $  7,107,674         $ 11,733,411
Net unrealized appreciation (depreciation)
  of portfolio investments                                       8,808,492           (735,341)          (2,891,014)
                                                              ------------       ------------         ------------
Portfolio investments, at value                                 88,880,647          6,372,333            8,842,397
Cash                                                               182,800             36,438                   10
Dividends and interest receivable                                  138,880              9,565               10,612
Receivable from securities transactions                          1,237,000              6,205              656,715
Amounts due from TIAA                                               31,081              8,226               14,695
                                                              ------------       ------------         ------------
   TOTAL ASSETS                                                 90,470,408          6,432,767            9,524,429
                                                              ------------       ------------         ------------
LIABILITIES
Deposits for securities loaned--Note 3                           1,647,837            182,724              404,075
Amounts due to banks                                                46,100               --                  4,853
Payable for securities transactions                              1,277,305             33,856              667,806
                                                              ------------       ------------         ------------
   TOTAL LIABILITIES                                             2,971,242            216,580            1,076,734
                                                              ------------       ------------         ------------
NET ASSETS
Accumulation Fund                                               73,384,883          6,026,307            8,245,952
Annuity Fund                                                    14,114,283            189,880              201,743
                                                              ------------       ------------         ------------
   TOTAL NET ASSETS                                           $ 87,499,166       $  6,216,187         $  8,447,695
                                                              ============       ============         ============
ACCUMULATION UNITS OUTSTANDING--Notes 4 and 5                      507,235            102,839              174,022
                                                              ============       ============         ============
NET ASSET VALUE PER ACCUMULATION UNIT--Note 4                 $     144.68       $      58.60         $      47.38
                                                              ============       ============         ============
------------------------------------------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
 Six Months Ended June 30, 2002                                        Stock          Global Equities      Growth
 (amounts in thousands)                                               Account            Account           Account
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                                        $     23,479       $      2,486       $      4,538
   Dividends                                                            774,609             55,468             35,536
                                                                   ------------       ------------       ------------
   TOTAL INCOME                                                         798,088             57,954             40,074
                                                                   ------------       ------------       ------------
Expenses--Note 2:
   Investment                                                            52,233              4,956              5,911
   Operating                                                            149,008             10,168             15,657
                                                                   ------------       ------------       ------------
   TOTAL EXPENSES                                                       201,241             15,124             21,568
                                                                   ------------       ------------       ------------
INVESTMENT INCOME--NET                                                  596,847             42,830             18,506
                                                                   ------------       ------------       ------------
REALIZED AND UNREALIZED LOSS
   ON TOTAL INVESTMENTS--Note 3
Net realized gain (loss) on:
   Portfolio investments                                               (460,192)          (389,540)        (1,087,388)
   Futures transactions                                                 (37,196)           (13,158)            (6,873)
   Foreign currency transactions                                         14,441             (1,575)                --
                                                                   ------------       ------------       ------------
   NET REALIZED LOSS ON TOTAL INVESTMENTS                              (482,947)          (404,273)        (1,094,261)
                                                                   ------------       ------------       ------------
Net change in unrealized appreciation (depreciation) on:
   Portfolio investments                                            (10,948,713)          (340,233)        (1,426,239)
   Futures transactions                                                  (6,610)            (1,848)               (87)
   Translation of assets (other than portfolio investments)
      and liabilities denominated in foreign currencies                   3,893              5,670                 --
                                                                   ------------       ------------       ------------
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      ON TOTAL INVESTMENTS                                          (10,951,430)          (336,411)        (1,426,326)
                                                                   ------------       ------------       ------------
   NET REALIZED AND UNREALIZED LOSS ON TOTAL INVESTMENTS            (11,434,377)          (740,684)
                                                                                                           (2,520,587)
                                                                   ------------       ------------       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(10,837,530)      $   (697,854)      $ (2,502,081)
                                                                   ============       ============       ============

See notes to financial statements

78 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

STATEMENTS OF CASH FLOWS (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2002                                                           Stock       Global Equities      Growth
(amounts in thousands)                                                                  Account          Account          Account
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in net assets resulting from operations                                $(10,837,530)   $   (697,854)   $ (2,502,081)
   Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
         Proceeds from sales of long-term securities                                     11,253,100       3,383,723         828,600
         Purchases of long-term securities                                              (11,381,069)     (3,576,177)     (1,075,755)
         Purchases of short-term investments--net                                           149,885        (118,323)         14,647
         Increase in receivables                                                            (50,734)         (7,129)         (8,136)
         Increase in payables                                                               398,393          99,902          40,374
         Net realized loss on total investments                                             482,947         404,273       1,094,261
         Net change in unrealized (appreciation) depreciation on total investments       10,951,430         336,411       1,426,326
                                                                                       ------------    ------------    ------------
   NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                                      966,422        (175,174)       (181,764)
                                                                                       ------------    ------------    ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Premiums                                                                               1,490,065         349,021         668,734
   Net transfers from (to) TIAA                                                            (315,538)          8,228         (38,477)
   Net transfers to other CREF Accounts                                                    (240,589)        (72,398)       (318,673)
   Annuity payments                                                                        (857,102)        (13,332)        (16,262)
   Withdrawals and death benefits                                                          (902,161)        (71,503)       (120,530)
                                                                                       ------------    ------------    ------------
   NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                                     (825,325)        200,016         174,792
                                                                                       ------------    ------------    ------------
INCREASE (DECREASE) IN CASH                                                                 141,097          24,842          (6,972)

CASH
   Beginning of year                                                                         41,703          11,596           6,982
                                                                                       ------------    ------------    ------------
   End of period                                                                       $    182,800    $     36,438    $         10
                                                                                       ============    ============    ============
------------------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------
                                                           Stock Account               Global Equities Account
                                                --------------------------------  -------------------------------
                                                    Six Months       Year Ended       Six Months    Year Ended
                                                       Ended        December 31,         Ended      December 31,
                                                   June 30, 2002       2001            June 30, 2002     2001
                                                --------------------------------  -------------------------------
   (amounts in thousands)                          (Unaudited)                          (Unaudited)
-----------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
Investment income--net                          $     596,847    $   1,078,412    $      42,830    $      67,894
Net realized gain (loss) on total investments        (482,947)       1,290,880         (404,273)      (1,094,066)
Net change in unrealized appreciation
  (depreciation) on total investments             (10,951,430)     (18,889,776)        (336,411)        (596,091)
                                                -------------    -------------    -------------    -------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                   (10,837,530)     (16,520,484)        (697,854)      (1,622,263)
                                                -------------    -------------    -------------    -------------
FROM PARTICIPANT TRANSACTIONS
Premiums                                            1,490,065        2,831,575          349,021          687,993
                                                -------------    -------------    -------------    -------------
Disbursements and transfers:
  Net transfers to (from) TIAA                        315,538        1,076,412           (8,228)          58,887
  Net transfers to other CREF Accounts                240,589        1,640,682           72,398          468,246
  Annuity payments                                    857,102        2,107,277           13,332           34,276
  Withdrawals and death benefits                      902,161        1,971,694           71,503          153,983
                                                -------------    -------------    -------------    -------------
  TOTAL DISBURSEMENTS AND TRANSFERS, NET            2,315,390        6,796,065          149,005          715,392
                                                -------------    -------------    -------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM PARTICIPANT TRANSACTIONS         (825,325)      (3,964,490)         200,016          (27,399)
                                                -------------    -------------    -------------    -------------
NET DECREASE IN NET ASSETS                        (11,662,855)     (20,484,974)        (497,838)      (1,649,662)

NET ASSETS
   Beginning of year                               99,162,021      119,646,995        6,714,025        8,363,687
                                                -------------    -------------    -------------    -------------
   End of period                                $  87,499,166    $  99,162,021    $   6,216,187    $   6,714,025
                                                =============    =============    =============    =============


         Growth Account
--------------------------------------
 Six Months            Year Ended
    Ended             December 31,
 June 30, 2002            2001
--------------------------------------
   (Unaudited)
--------------------------------------
$      18,506      $      18,731
   (1,094,261)        (2,369,906)

   (1,426,326)          (833,210)
  -----------       ------------

   (2,502,081)        (3,184,385)
  -----------       ------------

      668,734          1,376,785
  -----------       ------------

       38,477             66,101
      318,673            694,179
       16,262             48,021
      120,530            257,802
  -----------       ------------
      493,942          1,066,103
  -----------       ------------

      174,792            310,682
  -----------       ------------
   (2,327,289)        (2,873,703)


   10,774,984         13,648,687
  -----------       ------------
  $ 8,447,695        $10,774,984
  ===========       ============

See notes to financial statements

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Stock, Global Equities and Growth Accounts. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

VALUATION OF INVESTMENTS. Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfo lio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES LENDING. The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

FUTURES CONTRACTS. The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES. Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.



80 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES  (CONCLUDED)
--------------------------------------------------------------------------------
Federal Income Taxes. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 2--MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------
Investment advisory services for the CREF Accounts are provided by TIAA-CREF Investment Management, LLC ("Investment Management") in accordance with an Investment Management Services Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization of CREF.

Administrative services for the CREF Accounts and distribution functions for CREF's certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. ("Services") in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


NOTE 3--INVESTMENTS
--------------------------------------------------------------------------------
At June 30, 2002, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

--------------------------------------------------------------------------------
                            Stock       Global Equities      Growth
                           Account          Account          Account
--------------------------------------------------------------------------------

Market value of
   securities loaned   $1,432,277,903   $  176,635,413   $  380,900,175
Cash collateral         1,647,837,378      182,724,402      404,075,044


At June 30, 2002, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                       Gross              Gross          Net Unrealized
                    Unrealized         Unrealized         Appreciation
                  Appreciation of     Depreciation of    (Depreciation)
                     Portfolio          Portfolio         of Portfolio
                    Investments        Investments         Investments
--------------------------------------------------------------------------------

Stock Account     $22,295,913,491    $13,487,421,613    $ 8,808,491,878
Global Equities
   Account            305,597,076      1,040,938,561       (735,341,485)
Growth Account        407,720,409      3,298,734,502     (2,891,014,093)

At June 30, 2002, the Stock, Global Equities and Growth Accounts held 1,016, 180 and 81 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in September 2002, with a value of $251,485,400, $44,554,500 and $20,049,525, respectively, and an unrealized loss of $10,460,925, $1,853,282 and $94,860, respectively.

Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. The Stock Account held investments in affiliated companies at June 30, 2002 with a value of $202,459,141. Dividend income and realized losses from affiliated companies during the six months ended June 30, 2002, were $3,936,740 and $2,480,336, respectively.

Purchases and sales of portfolio securities for the Accounts for the six months ended June 30, 2002, other than short-term money market instruments, were as follows:

--------------------------------------------------------------------------------
                        Stock       Global Equities        Growth
                       Account         Account             Account
--------------------------------------------------------------------------------
Purchases:
   Unaffiliated
      companies   $12,555,137,146   $ 3,600,281,526   $ 1,704,590,107
   Affiliated
      companies        29,112,977                --                --
                  ---------------   ---------------   ---------------
TOTAL PURCHASES   $12,584,250,123   $ 3,600,281,526   $ 1,704,590,107
                  ===============   ===============   ===============

Sales:
   Unaffiliated
      companies   $12,280,688,611   $ 3,382,377,313   $ 1,465,050,465
   Affiliated
      companies        33,292,902                --                --
                  ---------------   ---------------   ---------------
TOTAL SALES       $12,313,981,513   $ 3,382,377,313   $ 1,465,050,465
                  ===============   ===============   ===============




                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 81

--------------------------------------------------------------------------------


Note 4--Condensed Financial Information
--------------------------------------------------------------------------------

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

------------------------------------------------------------------------------------------------------------------------
                                                                            STOCK ACCOUNT
                                           -----------------------------------------------------------------------------
                                             Six Months               For the Years Ended December 31,
                                               Ended        ------------------------------------------------------------
                                           June 30, 2002(a)   2001            2000         1999        1998          1997
                                            (Unaudited)
------------------------------------------------------------------------------------------------------------------------

PER ACCUMULATION UNIT DATA:
 Investment income                            $  1.313       $  2.432        $  2.472     $ 2.567    $  2.381    $  2.317
 Expenses                                         .331           .693            .626        .607        .521        .387
                                              ---------------------------------------------------------------------------
 Investment income--net                           .982          1.739(b)        1.846       1.960       1.860       1.930
 Net realized and unrealized gain (loss)
    on total investments                       (18.819)       (27.951)(b)     (19.231)     34.478      29.795      26.864
                                              ---------------------------------------------------------------------------
 Net increase (decrease) in
    Accumulation Unit Value                    (17.837)       (26.212)        (17.385)     36.438      31.655      28.794
 Accumulation Unit Value:
    Beginning of year                          162.513        188.725         206.110     169.672     138.017     109.223
                                              ---------------------------------------------------------------------------
    End of period                             $144.676       $162.513        $188.725    $206.110    $169.672    $138.017
                                              ===========================================================================

TOTAL RETURN                                    (10.98%)       (13.89%)         (8.43%)     21.48%      22.94%      26.36%
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                         0.21%          0.41%           0.31%       0.33%       0.34%       0.31%
 Investment income--net                           0.62%          1.03%(b)        0.91%       1.07%       1.23%       1.55%
PORTFOLIO TURNOVER RATE                          13.01%         29.41%          32.65%      29.26%      34.63%      23.25%
THOUSANDS OF ACCUMULATION UNITS
 OUTSTANDING AT END OF PERIOD                  507,235        508,889         525,111     543,589     565,999     597,531

-----------------------------------------------------------------------------------------------------------------------
                                                                         GLOBAL EQUITIES ACCOUNT
                                           ------------------------------------------------------------------------------
                                             Six Months               For the Years Ended December 31,
                                               Ended        -------------------------------------------------------------
                                           June 30, 2002(a)    2001           2000         1999        1998       1997
                                            (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
 PER ACCUMULATION UNIT DATA:
  Investment income                           $   .554       $   .985        $   .946     $  .959    $   .902    $   .848
  Expenses                                        .145           .320            .325        .300        .268        .205
                                              ---------------------------------------------------------------------------
  Investment income--net                          .409           .665(b)         .621        .659        .634        .643
  Net realized and unrealized gain (loss)
     on total investments                       (7.072)       (16.493)(b)     (16,281)     24.976      10.508       8.650
                                              ---------------------------------------------------------------------------
  Net increase (decrease) in
     Accumulation Unit Value                    (6.663)       (15.828)        (15.660)     25.635      11.142       9.293
  Accumulation Unit Value:
     Beginning of year                          65.262         81.090          96.750      71.115      59.973      50.680
                                              ---------------------------------------------------------------------------
      End of period                           $ 58.599       $ 65.262        $ 81.090     $96.750    $ 71.115    $ 59.973
                                              ===========================================================================


 TOTAL RETURN                                   (10.21%)       (19.52%)        (16.19%)     36.05%      18.58%      18.34%
 RATIOS TO AVERAGE NET ASSETS:
  Expenses                                        0.23%          0.46%           0.35%       0.39%       0.41%       0.38%
  Investment income--net                          0.65%          0.95%(b)        0.68%       0.85%       0.97%       1.19%
 PORTFOLIO TURNOVER RATE                         53.01%        111.91%          98.06%      81.30%     103.31%      98.70%
 THOUSANDS OF ACCUMULATION UNITS
  OUTSTANDING AT END OF PERIOD                 102,839         99,558          99,622      89,492      81,825      84,645

(a)  The percentages shown for this period are not annualized.

(b) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Stock Account, the effect of this change for the year ended December 31, 2001 was to increase investment income--net per Accumulation Unit by $.006, and increase net realized and unrealized loss per Accumulation Unit by $.006. For the Global Equities Account, the effect of this change for the year ended December 31, 2001 was to increase investment income--net per Accumulation Unit by $.001, and increase net realized and unrealized loss per Accumulation Unit by $.001. For the ratio of average net assets to investment income--net, there was no effect for the Stock and Global Equities Accounts for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.



82 College Retirement Equities Fund 2002 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

NOTE 4--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                             GROWTH ACCOUNT
                                           ----------------------------------------------------------------------------
                                             Six Months               For the Years Ended December 31,
                                               Ended        -----------------------------------------------------------
                                           June 30, 2002(a)  2001        2000         1999        1998         1997
                                            (Unaudited)
-----------------------------------------------------------------------------------------------------------------------
PER ACCUMULATION UNIT DATA:
 Investment income                         $   .225     $   .387        $   .509     $   .592    $   .482   $   .527
 Expenses                                      .121         .278            .320         .278        .244       .155
                                           --------------------------------------------------------------------------
 Investment income--net                        .104         .109(b)         .189         .314        .238       .372
 Net realized and unrealized gain (loss)
    on total investments                    (14.092)     (18.345)(b)     (20.788)      24.276      18.475     12.219
                                           --------------------------------------------------------------------------
 Net increase (decrease) in
    Accumulation Unit Value                 (13.988)     (18.236)        (20.599)      24.590      18.713     12.591
 Accumulation Unit Value:
    Beginning of year                        61.372       79.608         100.207       75.617      56.904     44.313
                                           --------------------------------------------------------------------------
    End of period                          $ 47.384     $ 61.372        $ 79.608     $100.207    $ 75.617   $ 56.904
                                           ==========================================================================
TOTAL RETURN                                 (22.79%)     (22.91%)        (20.56%)      32.52%      32.89%     28.41%
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                      0.21%        0.43%           0.31%        0.34%       0.38%      0.34%
 Investment income--net                        0.18%        0.17%(b)        0.18%        0.38%       0.37%      0.82%
PORTFOLIO TURNOVER RATE                       14.79%       44.40%          37.18%       69.26%      97.57%     53.27%
THOUSANDS OF ACCUMULATION UNITS
 OUTSTANDING AT END OF PERIOD               174,022      171,149         166,751      131,646      98,862     80,370

(a)  The percentages shown for this period are not annualized.
(b) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Growth Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income--net per Accumulation Unit by $.002, and decrease net realized and unrealized loss per Accumulation Unit by $.002. For the ratio of average net assets to investment income--net, there was no effect for the Growth Account for the year ended December 31, 2001. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.


NOTE 5--ACCUMULATION UNITS
--------------------------------------------------------------------------------

Changes in the number of Accumulation Units outstanding were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                         Stock Account               Global Equities Account               Global Account
                                ------------------------------  -------------------------------  -------------------------------
                                  Six Months       Year Ended     Six Months       Year Ended         Six Months      Year Ended
                                     Ended        December 31,       Ended        December 31,          Ended        December 31,
                                 June 30, 2002       2001        June 30, 2002        2001           June 30, 2002       2001
                                ------------------------------  -------------------------------  -------------------------------
                                 (Unaudited)                      (Unaudited)                         (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS:
   Credited for premiums           9,477,526      16,841,366        5,563,543       9,927,883          11,909,133    21,163,254
   Cancelled for transfers,
      disbursements
       and amounts applied
        to the
        Annuity Fund             (11,131,372)    (33,063,363)      (2,282,212)     (9,991,364)         (9,036,017)  (16,764,739)
   OUTSTANDING:
      Beginning of year          508,888,844     525,110,841       99,558,075      99,621,556         171,149,034   166,750,519
                                 -----------     -----------      -----------      ----------         -----------   -----------
      End of period              507,234,998     508,888,844      102,839,406      99,558,075         174,022,150   171,149,034
                                 ===========     ===========      ===========      ==========         ===========   ===========

NOTE 6--LINE OF CREDIT
--------------------------------------------------------------------------------

The Accounts participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2002, there were no borrowings under this credit facility by the Accounts.



                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 83

                                                    -------------------
[LOGO]  730 Third Avenue                                 PRESORTED
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                                                    -------------------


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[logo] Printed on recycled paper                               CSAR-3FUND-8/2002

June 30, 2002

College
Retirement
Equities
Fund

                                                         2002
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                                    SEMIANNUAL REPORT
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                                                         Money Market
                                                         Inflation-Linked Bond
                                                         Bond Market
                                                         Social Choice
                                                         Equity Index


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                                                                          [TIAA
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                                                                           LOGO]

CONTENTS

Letter from the Chairman                                                       1

Letter from the Vice Chairman                                                  2

Management/Status of the Accounts
    Money Market Account                                                       4
    Inflation-Linked Bond Account                                              5
    Bond Market Account                                                        6
    Social Choice Account                                                      8
    Equity Index Account                                                      10

Statement of Investments
    Money Market Account                                                      11
    Inflation-Linked Bond Account                                             14
    Bond Market Account                                                       15
    Social Choice Account                                                     22
    Equity Index Account                                                      32

Financial Statements
    Statements of Assets and Liabilities                                      59
    Statements of Operations                                                  59
    Statements of Cash Flows                                                  60
    Statements of Changes in Net Assets                                       61
    Notes to Financial Statements                                             61

For More Information                                                  Back Cover

TIAA-CREF Individual and Institutional Services, Inc., distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF.

(C)2002 Teachers Insurance and Annuity Association-College Retirement Equities Fund (TIAA-CREF), New York, NY 10017

This report contains detailed explanations of the investment results for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index accounts for the six months ended June 30, 2002. A companion report provides similar information for the CREF Stock, Global Equities, and Growth accounts--the other three accounts available under CREF variable annuities.

A 10-K Annual Report for the TIAA Real Estate Account is available on request. For historical and current performance information for all of our products, visit the TIAA-CREF Web Center at TIAA-CREF.org, or call our Automated Telephone Service (see back cover).

PERFORMANCE OVERVIEW AS OF 6/30/2002

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                                                                               AVERAGE ANNUAL COMPOUND RATES OF TOTAL RETURN(1)
                                      INCEPTION DATE  6-MONTH RETURN      1 YEAR           5 YEARS       10 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES
CREF Stock                                 8/1/52         -10.98%         -16.44%            2.63%          9.81%         10.47%
CREF Global Equities                       5/1/92         -10.21          -16.78             0.08           8.46           8.37
CREF Equity Index                         4/29/94         -12.38          -17.51             3.66             --          11.33
CREF Growth                               4/29/94         -22.79          -29.50            -1.94             --           8.16

EQUITIES & FIXED INCOME
CREF Social Choice                         3/1/90          -6.37           -7.30             5.26          10.11          10.51

FIXED INCOME
CREF Bond Market                           3/1/90           3.55            8.25             7.35           7.17           8.00
CREF Inflation-Linked Bond                 5/1/97           7.20            8.48             7.09             --           6.88
CREF Money Market(2)                       4/1/88           0.78            2.30             4.87           4.70           5.51

NET ANNUALIZED (7-DAY PERIOD ENDED 6/25/2002)

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                                  CURRENT          EFFECTIVE
--------------------------------------------------------------------------------
CREF Money Market                  1.57%             1.58%

NET ANNUALIZED YIELD  (30-DAY PERIOD ENDED 6/30/2002)

--------------------------------------------------------------------------------
                                        CURRENT
--------------------------------------------------------------------------------
CREF Bond Market                         3.89%

(1) Due to market volatility, recent performance of the CREF variable annuities may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ ra-performance.html, or call 800 842-2776. Past performance should not be taken as a guarantee of the same future rates of return.

(2) As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

--------------------------------------------------------------------------------
FROM THE CHAIRMAN
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JOHN H. BIGGS

CHAIRMAN,
PRESIDENT, AND
CHIEF EXECUTIVE
OFFICER

July 1, 2002, marked the fiftieth anniversary of the CREF Stock Account, the world's first variable annuity. It may be useful, at this point, for those of us accumulating retirement funds to pause for a brief look at this account over the past fifty years. An exercise of this kind will help put into perspective the discouraging stock market results of the last two years and especially the three months ending June 30, 2002.

     Over the past half-century, we have seen few such dramatic declines in stocks and particularly in TIAA-CREF accounts. Probably the mid-1970s--and the month of October 1987--are the only periods of comparable downward trends. I well remember the pervasive pessimism about CREF in 1977, when I first became part of the academic world and joined TIAA-CREF as a participant. Many of those who abandoned the stock market at that time soon regretted their decision and eventually returned.

     We should remember that a variable annuity with underlying investments in equities was a bold vision in 1952. Until then, life insurance companies such as TIAA offered only one option: an annuity based on investments in bonds and mortgages that guaranteed principal and interest rates. However, retirement income from a traditional annuity did not always grow sufficiently to help offset inflation.

     The CREF Stock Account was a groundbreaking solution to this problem and an extraordinarily successful one. The use of equity investments in building retirement assets is now commonplace. And with over 1.5 million participants and more than $87 billion in net assets, the Stock Account today is one of the largest pools of retirement funds in the United States.

     Improving the lives of educators and researchers has always been TIAA-CREF's mission. Following the Stock Account, CREF introduced seven more bond, money market, and equity variable annuity accounts, and later TIAA launched a variable real estate account.

     Our tradition of innovation has also led us to pioneer other "firsts" in the financial services industry. These include the investment of retirement assets in international securities and the only tax-deferred variable annuity of its kind to invest in the new inflation-indexed securities. About 20 percent of the CREF Stock Account's portfolio now consists of foreign equities, and the CREF Inflation-Linked Bond Account has consistently performed well, providing the highest returns of any CREF account over the one-year period ending June 30, 2002. (Please refer to the table on the facing page for performance information.) In the fall, we plan to announce additional options for retirement investing.

     Participants at campuses around the country tell me how much they have benefited financially from their CREF investments. Their stories are particularly encouraging at this time of turmoil within the financial markets, when Wall Street scandals and declines in equity values have shaken the confidence of many investors.

     Naturally, returns from CREF's equity accounts have been negatively affected by current market and economic conditions. The following letter from Martin Leibowitz, our vice chairman and chief investment officer, explains the results of the past six months.

     Although the situation in the equities market is understandably unnerving, I urge you to stick to your investment goals and not to react hastily. Take a long-term view: Virtually everyone's participation in the accumulation and payout of retirement income spans several decades. If you feel you need to change your asset allocation or to rebalance your TIAA-CREF portfolio, I suggest you do it gradually.

     In spite of everything, equities still provide the best opportunity to help ensure that you'll have enough income throughout twenty or even thirty years of retirement. Though the future can't be predicted using past results, data from Ibbotson Associates shows that in all but one decade since 1926 equities have produced significantly higher returns than any other asset class.

     In our advice to participants, we generally recommend diversifying a retirement portfolio across several asset classes as a way to reduce investment risk. Participants who have diversified into CREF's Bond Market or Inflation-Linked Bond accounts have received returns over the past year that have exceeded the 1.1 percent inflation rate. This is without the higher risk associated with equity investing. TIAA also offers safer alternatives to equities that have produced solid returns. The TIAA Real Estate Account has been a successful way for many to diversify out of equities.

     Along with other concerned organizations, TIAA-CREF is working to restore investor confidence in corporate America and in the U.S. equity market. Over the past few months, several of us from TIAA-CREF have testified before Congress on a number of issues: accounting reform; board oversight, independence, and competency; and shareholder rights. Along with Paul Volcker, former Federal Reserve Board chairman and a member of the TIAA and CREF Boards of Overseers, I'm serving on a new Commission on Public Trust and Private Enterprise, founded by the Conference Board. This commission will propose steps to prevent the kind of corporate and accounting abuses that have recently come to light.

     TIAA-CREF's role in helping to shape public policy on corporate governance is a natural extension of our longstanding leadership in this area. For example, our Policy Statement on Corporate Governance, issued in 1993, sets forth the principles we believe are essential to effective corporate governance. We encourage our portfolio companies to follow these guidelines, because we believe our participants are best served when we invest their retirement funds in companies with equitable and efficient corporate governance.

     TIAA-CREF has a long tradition of innovation and consistency. In changing times like these, our true strengths are even more evident. We continue to strive for extra value by offering our participants a diversified array of well-managed retirement accounts, by keeping expenses low, and by providing the information you need to make informed decisions. These were our stated aims when CREF was founded fifty years ago, and they continue to guide our policies and decisions today.

/s/ JOHN H. BIGGS
-----------------
John H. Biggs

CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER

--------------------------------------------------------------------------------
FROM THE VICE CHAIRMAN
--------------------------------------------------------------------------------

During the six months ending June 30, 2002, the CREF Bond Market, Inflation-Linked Bond, and Money Market accounts produced solid returns in the current low-inflation environment. The Equity Index and Social Choice accounts suffered losses that reflected the decline in stock prices in both North America and Europe and the selection of individual stocks that did not perform as we had hoped.

     The S&P 500(R) Index dropped 13.2 percent during the first half of 2002, while the Russell 3000 Index, one of the broadest U.S. indicators, lost 12.2 percent. The technology sector was hit worst, contributing to a decline of 20.5 percent in the Russell 3000 Growth Index, a subset of the Russell 3000. Because of its broad benchmark-centric investment approach, TIAA-CREF's equity accounts were not immune from the effects of this market downturn. Our investment approach, which focuses on broad diversification and prevents excessive exposure to individual sectors or stocks, did act to limit some of the damage.

--------------------------------------------------------------------------------
                The benefits of a diversified portfolio are often
                   most pronounced when markets are volatile.
--------------------------------------------------------------------------------

     In Europe, stocks slid 4 percent, according to the Morgan Stanley Europe Index. Of the world's four largest exchanges--New York, Tokyo, London, and Frankfurt--only Tokyo posted a gain, and the Morgan Stanley World Index, which tracks stock prices in 23 developed nations, declined 9 percent for the period.

     In the United States, despite a sizable jump in the gross domestic product in the year's first quarter, the stock market experienced a decline associated with concerns about the economy's near-term future and with a series of accounting scandals involving U.S. companies. In 2001, the longest period of continual economic growth in the United States since the Civil War slowed abruptly. The corporate earnings of the S&P 500 companies, which showed strong growth during much of the 1990s, dropped by more than 50 percent last year. As a result, corporate spending has been reduced, and unemployment has climbed. Unemployment stood at 6 percent in April, an increase of 50 percent since the end of 2000. While consumer spending remained relatively strong, many economists at the end of June expected total economic growth for the year to be less than 3 percent.

     Against this backdrop of a slowed economy, the accounting and financial scandals involving Enron, WorldCom, and other companies have produced huge losses for stock investors and bondholders and have shaken confidence in the market as a whole. Whether this is an overreaction remains to be seen. At present, a less-than-robust recovery has been overshadowed by uncertainty that may take a considerable time to dispel. However, we continue to believe that equities are a key component of a long-term, diversified portfolio strategy.

     Losses in the stock markets have led many American investors to seek the relative safety of bonds. During the first half of 2002, a total of $73.9 billion in new investments flowed into the nation's bond funds, surpassing the $69.5 billion added to stock funds. The Lehman Brothers Aggregate Bond Index, which tracks both the government and corporate bond markets, gained 3.8 percent for the period.

     Low interest rates kept most fixed-income returns at modest levels, but the CREF Inflation-Linked Bond Account produced a solid return, similar to that of its benchmark. The CREF Money Market Account outperformed its benchmark. The CREF Bond Market Account lagged its


2    College Retirement Equities Fund  2002 SEMIANNUAL REPORT

[PHOTO OMITTED]

MARTIN L. LEIBOWITZ

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

benchmark but outperformed similar funds. The returns of the CREF Social Choice and Equity Index accounts were affected by the decline in stock prices, with both performing close to their benchmarks.

     The table above shows the total returns (gains and losses plus income) for each account during the first six months of 2002, compared with their respective benchmarks and with the Morningstar categories that best match the account's objectives. Detailed performance information appears on the following pages.

     As I reported in CREF's 2001 Annual Report, we are now using data from Morningstar, Inc., to show how the performance of the CREF accounts compares with the average returns of funds having similar objectives. Previously, we used data compiled by Lipper Analytical Services, Inc., for that purpose. We made this change because Morningstar's fund categories more accurately and consistently match our accounts. We believe this will help you judge our performance better. To provide continuity during this transition, we will provide both Morning-star and Lipper data in the "Performance at a Glance" tables of the 2002 reports.

     On July 1, 2002, the CREF Social Choice Account began using a new method for choosing investments that enables us to address a wider range of social issues. It will also allow us to select stocks from a broader range of companies, while maintaining most of the exclusionary screens used previously. In line with this new method, the benchmark for the account's equity portion has been changed from the S&P 500 Index to the Russell 3000. A full explanation of the new screening process appears on page 8.

TOTAL RETURNS FOR THE SIX MONTHS ENDED JUNE 30, 2002

--------------------------------------------------------------------------------
CREF MONEY MARKET ACCOUNT ..........................................       0.78%
iMoneyNet Money Fund Report Averages(TM)--  All Taxable ............       0.69

CREF INFLATION-LINKED BOND ACCOUNT .................................       7.20%
Salomon Smith Barney Inflation-Linked Securities Index .............       7.37

CREF BOND MARKET ACCOUNT ...........................................       3.55%
Lehman Brothers Aggregate Bond Index ...............................       3.79
Morningstar Intermediate-Term Bond (VA) category ...................       1.60

CREF SOCIAL CHOICE ACCOUNT .........................................      -6.37%
S&P 500/Lehman Brothers Composite Index ............................      -6.38
Standard & Poor's 500(R)Index ......................................     -13.16
Lehman Brothers Aggregate Bond Index ...............................       3.79
Morningstar Domestic Hybrid (VA) category ..........................      -7.02

CREF EQUITY INDEX ACCOUNT ..........................................     -12.38%
Russell 3000(R)Index ...............................................     -12.24
--------------------------------------------------------------------------------

Please see pages 4 to 10 for more detailed performance information. The Russell 3000(R) Index is a trademark and service mark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, or sold by or affiliated with the Frank Russell Company. The benchmark indexes are unmanaged. You cannot purchase shares in these indexes directly, so their performance figures do not reflect any investment or operating expenses.

     Returns during this period continued to demonstrate the value of a diversified investment plan. At times like this, we take heart from the fact that many TIAA-CREF participants have used the range of options we offer to spread their assets among the four basic asset types: equities, bonds, real estate, and guaranteed investments. The benefits of a diversified portfolio are often most pronounced when markets are volatile. While stock values fell during the first half of 2002, bonds, the money market, and real estate all produced gains. CREF's four equity accounts posted returns that ranged from -10.21 percent for the Global Equities Account to -22.79 percent for the Growth Account. The Social Choice Account, with its large equity component, had a return of -6.37 percent. Fixed-income investments fared better. The Money Market Account returned 0.78 percent, the Bond Market Account 3.55 percent, and the Inflation-Linked Bond Account 7.20 percent. The TIAA Real Estate Account returned 1.91 percent during the period. The TIAA Traditional Retirement Annuity, which guarantees principal and a specified interest rate (3 percent for current premiums), had a rate of return of 7.00 percent for the year ended June 30, 2002.

     While no one can predict which way markets will move in the coming months, we at TIAA-CREF can assure you that each of our accounts will continue to pursue its stated goals and that we will work hard to make the most of any opportunities that arise. The markets have shown that the laws of risk and return have not been rewritten and that diversification can reduce risk and help to improve the overall returns of a portfolio, especially when the markets are in turmoil.

/s/ MARTIN L. LEIBOWITZ
-----------------------
VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER

                  2002 SEMIANNUAL REPORT  College Retirement Equities Fund    3

--------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Money Market Account seeks high current income consistent with maintaining liquidity and preserving capital.

PORTFOLIO PROFILE

o The account invests in "first-tier" money market securities, which are ranked in the highest category by nationally recognized statistical rating organizations.

o    Most  of  the  account's   assets  are  invested  in  securities  or  other
     instruments  maturing in 397 days or less.

o    The account's average weighted maturity is 90 days or less.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The CREF Money Market Account posted a total return of 0.78 percent, beating the
0.69  percent  return  of  its  benchmark,   the  iMoneyNet  Money  Fund  Report
Averages--All Taxable.

     During the first half of 2002, the Federal Reserve left the federal funds rate unchanged at 1.75 percent. The marketplace for short-term credit was dominated by the sharply higher risks attributed to firms with accounting or liquidity concerns. Issuers that had either problem found the commercial paper market a very expensive way to raise needed funds and therefore relied on bank lines of credit.

     We made several changes to the account's asset allocation during the first six months of 2002, based on our evaluation of the changing short-term credit picture. We changed holdings in commercial paper and floating rate securities from 55 percent and 2 percent, respectively, at the end of 2001 to 64 percent and 1 percent at the end of June 2002. We decreased our holdings in U.S. government and agency securities from 35 percent to 22 percent, and we more than doubled our holdings of bank liabilities from 6 percent to 13 percent. In general, commercial paper and U.S. government agencies' securities provided better relative value than other money market sectors during the period.

$10,000 OVER TEN YEARS

             [Data below represents line chart in the printed piece]

                         June    June    June    June    June    June    June    June    June    June    June
                         1992    1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
                         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Money Market Account    10,000   10,321  10,659  11,229  11,844  12,482  13,173  13,835  14,619  15,479  15,835

iMoneyNet Money Fund    10,000   10,287  10,586  11,115  11,689  12,271  12,904  13,508  14,212  14,987  15,288
  Report Averages--
  All Taxable

The graph assumes a $10,000 investment in the CREF Money Market Account on June 30, 1992. It shows that, by June 30, 2002, the investment would have grown to $15,835. For comparison, the graph shows how the iMoneyNet Money Fund Report Averages-All Taxable, the Money Market Account's benchmark, changed over the same period.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION BY INVESTMENT SECTOR AS OF 6/30/2002

                        [PIE CHART OMITTED]

               Commercial Paper                63.5%
               U.S. Government Agencies        21.6%
               Certificates of Deposit         13.1%
               Floating/Variable-Rate Notes     1.2%
               U.S. Government Bonds            0.6%
--------------------------------------------------------------------------------

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDING 6/25/2002

--------------------------------------------------------------------------------
                                       CURRENT YIELD     EFFECTIVE YIELD
--------------------------------------------------------------------------------
    MONEY MARKET ACCOUNT                    1.57%             1.58%

    iMoneyNet Fund Report
       Averages-All Taxable                 1.31              1.32
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2002

-----------------------------------------------------------------------------------------------------------------------------------
                                              AVERAGE ANNUAL COMPOUND          CUMULRATIVE RATES OF
                                               RATES OF TOTAL RETURN(1)           TOTAL RETURN(1)        2002 EXPENSES  NET ASSETS
                                             1 YEAR    5 YEARS  10 YEARS   1 YEAR     5 YEARS   10 YEARS  (ANNUALIZED) (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT                          2.30%     4.87%     4.70%     2.30%     26.87%     58.35%     0.40%(2)       $7.1

iMoneyNet Money Fund Report Averages
  --All Taxable                               2.00      4.50      4.34      2.00      24.58      52.84        --             --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Past performance should not be taken as a guarantee of the same future rates of return from the Money Market Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption. An investment in the CREF Money Market Account is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. The current yield more closely reflects current earnings than does the total return.

(2) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.

4    College Retirement Equities Fund  2002 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Inflation-Linked Bond Account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

PORTFOLIO PROFILE

o    The account invests primarily in U.S. Treasury Inflation-Indexed Securities
     (TIIS), as well as inflation-indexed securities issued by U.S. corporations and foreign governments.

o    Unlike  conventional  bonds,  the  principal  value  of   inflation-indexed
     securities varies, while the coupon rate remains fixed to maturity.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The CREF Inflation-Linked Bond Account posted a total return of 7.20 percent during the first half of 2002, closely tracking the 7.37 percent return of its performance benchmark, the Salomon Smith Barney Inflation-Linked Securities Index. The difference between the account's return and that of the benchmark was largely the result of the account's expense charges. The index does not factor in any charge for expenses.

     During the first half of the year, inflation continued to decline. On a year-over-year basis, the overall inflation rate as measured by the Consumer Price Index-All Urban (CPI-U) was down to 1.1 percent through the end of June.

     Throughout the period, the account's duration of 9.68 years remained similar to, or slightly shorter than, the duration of its benchmark. Duration is a measure of the number of years until the average dollar, in present value terms, is received from coupon and principal payments. The longer the duration, the more sensitive a bond or portfolio is to changes in interest rates. Keeping the account's duration close to that of the benchmark helps mitigate against risk by ensuring that performance closely tracks the index.

$10,000 SINCE 5/1/1997 INCEPTION

[Data below represents line chart in the printed piece]

                                   June    June    June    June    June    June
                                   1997    1998    1999    2000    2001    2002
                                   ----    ----    ----    ----    ----    ----
Inflation Linked Bond Account     10,015  10,422  10,800  11,561  13,004  14,106

Salomon Smith Barney
Inflation-Linked Securities Index 10,021  10,454  10,887  11,689  13,193  14,341


The graph assumes a $10,000 investment in the CREF Inflation-Linked Bond Account on May 1, 1997. It shows that, by June 30, 2002, the investment would have grown to $14,106. For comparison, the graph shows how the Salomon Smith Barney
Inflation-Linked Securities Index, the Inflation-Linked Bond Account's benchmark, changed over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY AS OF 6/30/2002

                              [PIE CHART OMITTED]


                  5-10 Year Bonds                 65%
                  Over-25-Year Bonds              35%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2002

------------------------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL COMPOUND          CUMULATIVE RATES
                                         RATES OF TOTAL   RETURN(1,2)    OF TOTAL RETURN(1,2)
                                                             SINCE                           SINCE      2002 EXPENSES   NET ASSETS
                                         1 YEAR   5 YEARS INCEPTION(3)  1 YEAR   5 YEARS   INCEPTION(3)  (ANNUALIZED) (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------

INFLATION-LINKED BOND ACCOUNT             8.48%     7.09%    6.88%     8.48%    40.85%     41.06%          0.46%(4)       $  1.6

Salomon Smith Barney
    Inflation-Linked Securities Index     8.70      7.43     7.22      8.70     43.11      43.41             --              --

------------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Inflation-Linked Bond Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html, or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Inflation-Linked Bond Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3)  Inception date: 5/1/1997

(4) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.

                 2002 SEMIANNUAL REPORT  College Retirement Equities Fund     5

BOND MARKET ACCOUNT

INVESTMENT OBJECTIVE

The CREF Bond Market Account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PORTFOLIO PROFILE

o The account invests primarily in a broad range of debt securities. The majority of its assets are in U.S. Treasury and agency securities, corporate bonds, and mortgage-backed or other asset-backed securities.

o Most holdings are investment-grade securities rated in the top four credit categories by Moody's Investors Service or Standard & Poor's, or ones that we determine are of comparable quality.

o The account is managed to track the Lehman Brothers Aggregate Bond Index. We will overweight or underweight individual securities or sectors as compared with their weights in the Lehman index depending on where we find undervalued, overlooked, or misunderstood issues that we believe offer the potential for superior returns compared with those of the index.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The CREF Bond Market Account posted a total return of 3.55 percent for the first half of 2002. This was below the 3.79 percent return of its performance benchmark, the Lehman Brothers Aggregate Bond Index, but higher than the 1.60 percent average return of similar variable annuities in the Morningstar Intermediate-Term Bond category.

     The account's underperformance versus the Lehman Brothers index and its overperformance of the Morningstar category were largely the result of the account's expense charge. The index does not factor in charges for expenses, but expenses are reflected in the Morningstar category's average returns. The Bond Market Account's return was higher than that of the Morningstar Intermediate-Term Bond category primarily because the account's 2002 annualized expense charge of 0.39 percent is considerably lower than the 1.97 percent average expense charge of variable annuities included in the Morningstar category.

     During the period, yields on U.S. Treasury securities remained virtually the same, as the Federal Reserve left short-term interest rates unchanged. With little movement in Treasury yields, investors looked to corporate securities for higher returns in early 2002. Initially believing the economy was improving, many investors accumulated an overweight position in corporate securities in early 2002.

     Unfortunately, the continuing procession of high-profile corporate bankruptcies, accounting scandals, and SEC investigations jolted the corporate market during the second quarter. Many funds were caught with positions they were unable to sell at reasonable valuations. With investors pulling back from companies with accounting concerns, headline risk, or alleged corporate malfeasance, yield spreads on corporate debt securities became extremely volatile. Corporate securities underperformed Treasuries of similar duration, as risk premiums (spreads) rose to high levels compared with those of the recent past--particularly for the telecommunications, cable, and energy sectors. (Duration measures the number of years until the average dollar, in current value terms, is received from coupon and principal payments. The longer the duration, the more sensitive a bond or portfolio is to changes in interest rates.)

     During the period, securities that were less prone to credit concerns performed well. These included mortgage-backed, asset-backed, and U.S. agency securities.

     The Bond Market Account's overweight holdings in corporate debt securities detracted from performance relative to the benchmark. Notable among these were our slightly overweight positions in troubled telecommunications companies WorldCom, Qwest, and Adelphia Communications. On the positive side, account performance was enhanced by holdings in U.S. Treasury Inflation-Indexed Securities (TIIS).

     The account's option-adjusted duration was 4.28 years as of June 30, 2002, compared with 4.29 years for the benchmark. Keeping the duration of the account's holdings close to that of the benchmark index helps mitigate risk by ensuring that the account's performance closely tracks that of the index.

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARK
--------------------------------------------------------------------------------

The benchmark we use for the CREF Bond Market Account is the Lehman Brothers Aggregate Bond Index, representing the entire U.S. bond market. The index includes more than 6,700 taxable government, investment-grade corporate, and mortgage-backed securities.

6    College Retirement Equities Fund  2002 SEMIANNUAL REPORT

$10,000 OVER TEN YEARS

[Data below represents line chart in the printed piece]

                         June    June    June    June    June    June    June    June    June    June    June
                         1992    1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
                         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Bond Market Account     10,000   11,313  11,107  12,425  12,981  14,021  15,496  15,884  16,624  18,464  19,998

Lehman Brothers         10,000   11,178  11,033  12,417  13,040  14,103  15,590  16,080  16,814  18,702  20,316
  Aggregate Bond Index

The graph assumes a $10,000 investment in the CREF Bond Market Account on June 30, 1992. It shows that, by June 30, 2002, the investment would have grown to $19,988. For comparison, the graph shows how the Lehman Brothers Aggregate Bond Index, the Bond Market Account's benchmark, changed over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY SECTOR AS OF 6/30/2002

                              [PIE CHART OMITTED]

Mortgage-Backed and Other
Asset-Backed Securities                   42.3%

U.S. Treasury and
Agency Securities                         27.0%

Corporate Bonds                           26.0%

Investments Maturing
in Less Than a Year                        3.3%

Foreign Government and Foreign
Corporate Bonds Denominated in
U.S. Dollars                               1.4%

The account's short-term securities primarily represent purchases that had not yet closed as of June 30, 2002, plus collateral for bonds lent under our securities lending program.

--------------------------------------------------------------------------------

RATINGS OF LONG-TERM BONDS AS OF 6/30/2002

The bonds we buy are typically of high credit quality; the majority carry ratings of A or higher from the major rating agencies. As of June 30, 2002, the quality ratings of the account's long-term debt holdings were as follows:


--------------------------------------------------------------------------------
                                             RATING                PERCENT
--------------------------------------------------------------------------------
    U.S. TREASURY AND AGENCY SECURITIES      (not rated) .......... 30.3
    INVESTMENT GRADE
       Mortgage-Backed and
         Asset-Backed Securities             Aaa/AAA .............. 42.3
       Other Long-Term Debt                  Aaa/AAA ..............  1.1
                                             Aa/AA ................  5.5
                                             A/A .................. 10.2
                                             Baa/BBB ..............  9.3

    BELOW INVESTMENT GRADE                   Ba/BB ................  0.8
                                             B/B ..................  0.5

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2002

--------------------------------------------------------------------------------------
                                                                  MARKET       PERCENT
                          COUPON       MATURITY     PRINCIPAL      VALUE        OF NET
ISSUER                     RATE          DATE         (000)        (000)        ASSETS
--------------------------------------------------------------------------------------
FNMA TBA                   6.500%       7/25/31     $381,000     $388,384        7.97%
U.S. Treasury Note         3.625        1/15/08      271,506      284,233        5.83
U.S. Treasury Bond         7.250        5/15/16      204,700      241,250        4.95
GNMA TBA                   7.000        6/15/31      160,000      166,050        3.41
FNMA TBA                   7.000        8/25/32      150,000      154,875        3.18
FHLMC Note                 6.875        1/15/05      118,000      127,948        2.63
FGLMC TBA                  7.500        7/25/31      121,000      126,975        2.61
FGLMC TBA                  6.500        8/25/32      120,000      121,944        2.50
FGLMC TBA                  8.000        7/25/30      110,000      116,909        2.40
U.S. Treasury Note         3.375        1/15/07      105,521      109,758        2.25
--------------------------------------------------------------------------------------

FNMA: Federal National Mortgage Association; GNMA: Government National Mortgage Association; FHLMC: Federal Home Loan Mortgage Corporation; FGLMC: Federal Home Loan Mortgage Corporation Gold.

PERFORMANCE AT A GLANCE AS OF 6/30/2002

-----------------------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                           RATES OF TOTAL RETURN(1,2)         OF TOTAL RETURN(1,2)      2002 EXPENSES  NET ASSETS
                                          1 YEAR   5 YEARS    10 YEARS    1 YEAR   5 YEARS     10 YEARS  (ANNUALIZED) (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
BOND MARKET ACCOUNT                        8.25%     7.35%      7.17%      8.25%     42.55%      99.88%     0.39%(3)    $  4.9
Lehman Brothers Aggregate Bond Index       8.63      7.57       7.35       8.63      44.05      103.16        --           --
Morningstar Intermediate-Term
   Bond (VA) category                      4.81      4.57       5.60       4.81      26.05       72.05        --           --
Lipper Intermediate Investment
   Grade Debt Index                        7.08      6.73       6.73       7.08      38.47       91.84        --           --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Bond Market Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html, or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Bond Market Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  7

--------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Social Choice Account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

PORTFOLIO PROFILE

o The account is a balanced account--its assets are invested primarily in a diversified set of equities, fixed-income securities, and short-term debt instruments.

o The account invests only in companies that are suitable from a financial perspective and whose activities are consistent with the account's social criteria.

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2002

The CREF Social Choice Account completed the period with a total return of -6.37 percent. This was slightly above the -6.38 percent return of its composite benchmark, a weighted average of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index that matches the 60 percent/40 percent proportions of the account's equity and bond holdings.

     The account's returns were also higher than the -7.02 percent return of similar variable annuities, as measured by the Morningstar Domestic Hybrid category. Neither the benchmark nor the Morningstar category screens investments for social reasons.

     Compared with the S&P 500 Index, the account's equity segment benefited during the period from the screening process, which prohibited the account from owning shares in Tyco International, General Electric, and Abbott Laboratories. These companies fail the account's military, nuclear-power, and environmental screens, respectively. Conversely, performance relative to the benchmark was hurt because the account does not own shares in Exxon Mobil and Royal Dutch Petroleum, energy companies that are excluded by the account's environmental screen, and Philip Morris, which fails the tobacco screen.

     The fixed-income portion of the account is invested in U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate bonds, foreign-government and foreign corporate bonds denominated in U.S. dollars, and short-term investments.

NEW SCREENING PROCESS

As of July 1, 2002, the CREF Social Choice Account adopted a new method of screening investments that incorporates exclusionary screens and screens that evaluate a company's activities from a qualitative perspective. The latter approach is favored by many investors. In making the change, we replace the S&P 500 Index, the account's equity benchmark, with the Russell 3000 Index.

     Going forward, the account will invest in stocks, bonds, and money market instruments primarily from companies in the Russell 3000 Index that pass two kinds of social screens. First, the account will exclude certain companies based on revenues derived from involvement with alcohol, tobacco, gambling, weapons production, or nuclear power. The remaining companies under consideration for investment will then be evaluated and selected based on additional criteria, such as respect for the environment and human rights, charitable giving, fair labor and governance practices, quality products, and leadership in research and development. The account continues to invest in government securities.

--------------------------------------------------------------------------------
SOCIAL CRITERIA
--------------------------------------------------------------------------------

For the reporting periods, the CREF Social Choice Account did not invest in companies that

o engage in activities that result or are likely to result in significant damage to the environment,

o    have a significant portion of their business in weapons manufacturing,

o have a significant portion of their business in gaming or gambling operations,

o    produce and market alcoholic beverages or tobacco products,

o    produce nuclear energy, or

o have operations in Northern Ireland and have not adopted the MacBride Principles (a fair employment code for U.S. firms operating in Northern Ireland) or have not operated consistently with such principles and in compliance with the Fair Employment Act of 1989 (Northern Ireland).

8   College Retirement Equities Fund  2002 SEMIANNUAL REPORT

$10,000 OVER TEN YEARS

[Data below represents line chart in the printed piece]

                         June    June    June    June    June    June    June    June    June    June    June
                         1992    1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
                         ----    ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Social Choice Account   10,000   11,721  11,668  13,954  16,306  20,270  24,697  28,077  29,939  28,255  26,192

S&P 500 Index           10,000   11,363  11,523  14,527  18,304  24,655  32,091  39,394  42,250  36,984  29,511

Lehman Brothers
  Aggregate Bond Index  10,000   11,178  11,033  12,417  13,040  14,103  15,590  16,080  16,814  18,702  20,316

The graph assumes a $10,000 investment in the CREF Social Choice Account on June 30, 1992. It shows that, by June 30, 2002, the investment would have grown to $26,192. For comparison, the graph shows how the Social Choice Account's benchmarks changed over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 6/30/2002

                              [PIE CHART OMITTED]


                    U.S. Stocks                    59.9%
                    Long-Term Bonds                39.6%
                    Short-Term Investments          0.5%

--------------------------------------------------------------------------------
THE ACCOUNT'S BENCHMARKS
--------------------------------------------------------------------------------

Through June 30, 2002, the benchmarks we used for the two components of the Social Choice Account were the S&P 500 Index, representing the U.S. stock market, and the Lehman Brothers Aggregate Bond Index, representing fixed-income investments.

     As of July 1, 2002, the account's equity portion will seek to track the returns of the Russell 3000 Index instead of the S&P 500 Index. The fixed-income index remains unchanged.

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2002

This portfolio contains both stocks and bonds. For stocks, the number of shares is shown. For bonds, maturity date and amount of principal are shown.

---------------------------------------------------------------------------------------
                                                    PRINCIPAL/    MARKET      PERCENT
                            COUPON     MATURITY      SHARES        VALUE      OF NET
ISSUER                       RATE        DATE         (000)        (000)      ASSETS
---------------------------------------------------------------------------------------
U.S. Treasury Bond           7.250%     5/15/16     $149,900     $176,666      4.02
U.S. Treasury Note           3.625      1/15/08      100,146      104,840      2.39
GNMA TBA                     7.000      6/15/31       93,000       96,516      2.20
FNMA TBA                     6.500      7/25/31       80,000       81,550      1.86
Microsoft Corp                  na           na        1,368       74,856      1.70
FGLMC Note                   7.000      7/25/31        6,700       69,993      1.59
FGLMC Note                   6.500      8/25/32       64,000       65,037      1.48
American Int'l Group, Inc       na           na      915,536       62,467      1.42
Johnson & Johnson               na           na        1,092       57,082      1.30
U.S. Treasury Bond          10.000      5/15/10       47,500       55,774      1.27

GNMA: Government National Mortgage Association; FNMA: Federal National Mortgage Association; FGLMC: Federal Home Loan Mortgage Corporation Gold.
--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2002

-----------------------------------------------------------------------------------------------------------------------------------
                                            AVERAGE ANNUAL COMPOUND            CUMULATIVE RATES
                                           RATES OF TOTAL RETURN(1,2)         OF TOTAL RETURN(1,2)      2002 EXPENSES  NET ASSETS
                                          1 YEAR   5 YEARS    10 YEARS    1 YEAR   5 YEARS     10 YEARS  (ANNUALIZED) (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT                     -7.30%     5.26%     10.11%     -7.30%     29.21%     161.92%      0.37%(3)   $  4.4
S&P 500 Index                            -17.99      3.66      11.43     -17.99      19.70      195.11         --           --
Lehman Brothers Aggregate Bond Index       8.63      7.57       7.35       8.63      44.05      103.16         --           --
Morningstar Domestic Hybrid
  (VA) category                           -9.33      3.56       6.97      -9.33      19.26      106.60         --           --
Lipper Balanced Fund Index                -7.54      4.76       8.81      -7.54      26.19      132.72         --           --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Social Choice Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html, or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Social Choice Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.


                 2002 SEMIANNUAL REPORT  College Retirement Equities Fund      9

--------------------------------------------------------------------------------
EQUITY INDEX ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The CREF Equity Index Account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by the Russell 3000 Index, a broad stock market index.

PORTFOLIO PROFILE

o    The account's benchmark is the Russell 3000 Index.

o The account may use a sampling approach to create a portfolio that closely matches the overall investment characteristics of the index, without investing in all 3,000 stocks.

PERFORMANCE IN SIX MONTHS ENDED JUNE 30, 2002

The CREF Equity Index Account posted a total return of -12.38 percent for the first half of 2002, compared with the -12.24 percent return of its benchmark, the Russell 3000 Index. The index does not factor in any charge for expenses.

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/2002

--------------------------------------------------------------------------------
                                        SHARES        MARKET VALUE  PERCENT OF
COMPANY                              (IN MILLIONS)   (IN MILLIONS)  NET ASSETS
--------------------------------------------------------------------------------
General Electric Co                       5.1         $  147.6         2.84
Exxon Mobil Corp                          3.5            141.9         2.73
Microsoft Corp                            2.3            125.2         2.41
Pfizer, Inc                               3.2            111.8         2.15
Citigroup, Inc                            2.6            102.0         1.97
Johnson & Johnson                         1.5             80.4         1.55
American Int'l Group, Inc                 1.2             80.3         1.55
Wal-Mart Stores, Inc                      1.4             76.7         1.48
Int'l Business Machines Corp              0.9             63.0         1.21
Intel Corp                                3.4             62.4         1.20
--------------------------------------------------------------------------------

$10,000 SINCE 4/29/1994 INCEPTION

[Data below represents line chart in the printed piece]

                        June    June    June    June    June    June    June    June    June
                        1994    1995    1996    1997    1998    1999    2000    2001    2002
                        ----    ----    ----    ----    ----    ----    ----    ----    ----
Equity Index Account     9,829  12,222  15,331  19,989  25,669  30,823  33,723  29,008  23,927

Russell 3000 Index       9,833  12,284  15,479  20,213  26,035  31,269  34,271  29,495  24,409


The graph assumes a $10,000 investment in the CREF Equity Index Account on April 29, 1994. It shows that, by June 30, 2002, the investment would have grown to $23,927. For comparison, the graph shows how the Russell 3000, the Equity Index Account's benchmark, changed over the same period.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION AS OF 6/30/2002

 [Data below represents pie chart in the printed piece]

                   Consumer Products
                   and Services                          35.6%
                   Financial Services                    20.3%
                   Technology                            15.0%
                   Manufacturing
                   and Materials                         14.6%
                   Utilities                              7.1%
                   Energy                                 5.8%
                   Transportation                         1.3%
                   Short-Term Investments                 0.3%

--------------------------------------------------------------------------------

PERFORMANCE AT A GLANCE AS OF 6/30/2002

-----------------------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL COMPOUND              CUMULATIVE RATES
                                RATES OF TOTAL RETURN(1,2)           OF TOTAL RETURN(1,2)              2002 EXPENSES   NET ASSETS
                           1 YEAR    5 YEARS  SINCE INCEPTION   1 YEAR     5 YEARS   SINCE INCEPTION     (ANNUALIZED) (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX ACCOUNT       -17.51%     3.66%       11.33%       -17.51%     19.70%       140.55%           0.41%(5)       $5.2
Russell 3000 Index(4)      -17.24      3.84        11.60        -17.24      20.76        145.31              --             --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Due to market volatility, recent performance of the CREF Equity Index Account may differ from the figures shown above. For the most current performance, visit the TIAA-CREF Web Center at www.tiaa-cref.org/charts/ra-performance.html or call 800 842-2776.

(2) Past performance should not be taken as a guarantee of the same future rates of return from the Equity Index Account. Future returns will fluctuate, as will the value of investment principal. The units you own may be worth more or less than their original value upon redemption.

(3)  Inception date: 4/29/1994

(4) The Russell 3000 is an unmanaged index of stocks of about 3,000 of the largest (based on market capitalization) publicly traded U.S. companies. The Russell 3000(R) Index is a trademark and service mark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, or sold by or affiliated with the Frank Russell Company.

(5) The annualized expense ratio shown here is based on actual expenses for the first half of 2002. The actual expense ratio for the full year may vary based on actual expenses and investment valuations.

10  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - MONEY MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                         --------     ----------

CORPORATE BOND--0.14%

 UTILITY--0.14%
                   Georgia Power Co (Sr Note)
 $10,000,000          5.750%, 01/31/03 ................  A2         $ 10,203
                                                                    --------
                   TOTAL UTILITY                                      10,203
                                                                    --------
                   TOTAL CORPORATE BOND
                    (COST $10,253)                                    10,203
                                                                    --------
SHORT TERM INVESTMENTS--99.63%

 CERTIFICATES OF DEPOSIT--12.80%
                   Bank Of Nova Scotia
  25,000,000          1.780%, 08/28/02 ..........................     24,999
                   Barclays Bank Plc
  50,000,000          1.780%, 07/22/02 ..........................     49,999
  25,000,000          1.870%, 08/13/02 ..........................     25,001
                   Canadian Imperial Bank Of Commerce
  25,000,000          1.775%, 07/30/02 ..........................     24,999
  50,000,000          1.700%, 07/31/02 ..........................     49,994
  25,000,000          2.010%, 09/03/02 ..........................     25,009
  25,000,000          2.090%, 12/30/02 ..........................     25,017
                   Credit Suisse First Boston
  50,000,000          2.090%, 10/03/02 ..........................     50,033
                   Deutsche Bank
  46,110,000          1.840%, 07/12/02 ..........................     46,110
  25,000,000          1.790%, 09/05/02 ..........................     24,999
  25,000,000          1.910%, 10/22/02 ..........................     24,990
  25,000,000          2.520%, 11/26/02 ..........................     25,061
  25,000,000          2.600%, 01/06/03 ..........................     25,082
                   Dresdner Bank
  25,000,000          1.770%, 07/15/02 ..........................     25,000
  31,000,000          1.810%, 10/07/02 ..........................     30,997
                   Harris Trust And Savings Bank
  25,000,000          2.440%, 10/22/02 ..........................     25,046
                   Rabobank Nederland NV
  25,000,000          1.920%, 09/03/02 ..........................     25,005
  25,000,000          2.460%, 02/25/03 ..........................     25,067
  25,000,000          2.595%, 04/04/03 ..........................     25,055
                   Royal Bank Of Canada
  25,000,000          2.425%, 12/17/02 ..........................     25,058
                   Royal Bank Of Scotland plc
  50,000,000          1.850%, 07/15/02 ..........................     50,000
  25,000,000          1.800%, 09/11/02 ..........................     25,000
                   Societe Generale
  50,000,000          1.790%, 07/26/02 ..........................     49,998
                   State Street Bank & Trust Co
  35,100,000          1.970%, 11/26/02 ..........................     35,116
                   Toronto Dominion Bank
  25,000,000          1.850%, 08/22/02 ..........................     25,001
                   Westdeutsche Landesbank
  10,000,000          1.890%, 07/08/02 ..........................     10,000
  20,000,000          1.780%, 07/11/02 ..........................     20,000
  20,000,000          1.880%, 07/18/02 ..........................     20,000
  25,000,000          1.910%, 08/05/02 ..........................     25,002
  20,000,000          2.000%, 11/08/02 ..........................     20,009
  25,000,000          2.600%, 04/04/03 ..........................     25,056
                                                                    --------
                   TOTAL CERTIFICATES OF DEPOSIT                     907,703
                                                                    --------
 COMMERCIAL PAPER--60.38%
                   Abbey National North America Llc
  40,000,000          1.790%, 09/27/02 ..........................     39,821
                   Abbot Laboratories
  35,000,000        c 1.740%, 07/11/02 ..........................     34,981
  26,000,000        c 1.740%, 07/17/02 ..........................     25,979
                   Abn Amro North America Finance, Inc
  25,000,000          1.850%, 07/12/02 ..........................     24,985
                   Alabama Power Co
  10,881,000        c 1.750%, 07/18/02 ..........................     10,871
  28,300,000          1.770%, 07/23/02 ..........................     28,268
                   American Express Credit Corp
  25,000,000          1.830%, 04/08/03 ..........................     25,020
                   American Honda Finance Corp Note
  50,000,000          1.770%, 08/19/02 ..........................     49,877
                   Asset Securitization Coop Corp
  40,000,000        c 1.790%, 07/11/02 ..........................     39,978
  40,000,000        c 1.790%, 07/23/02 ..........................     39,955
  15,000,000        c 1.770%, 07/25/02 ..........................     14,982
  10,000,000        c 1.780%, 08/08/02 ..........................      9,981
  20,000,000        c 1.780%, 08/13/02 ..........................     19,956
  25,000,000        c 1.800%, 08/19/02 ..........................     24,938

                   Barclays U.S. Funding Corp
   4,650,000          1.790%, 08/13/02 ..........................      4,640
  41,140,000          1.800%, 09/04/02 ..........................     41,002
                   Bear Stearns Co, Inc
  25,000,000          1.770%, 08/20/02 ..........................     24,937
                   Bellsouth Corp
  37,371,000        c 1.750%, 07/01/02 ..........................     37,369
  20,000,000        c 1.750%, 07/18/02 ..........................     19,982
  36,225,000        c 1.770%, 07/19/02 ..........................     36,191
                   Beta Finance, Inc
  25,000,000        c 2.000%, 07/08/02 ..........................     24,990
  10,000,000        c 1.800%, 07/10/02 ..........................      9,995
  16,000,000        c 1.820%, 08/12/02 ..........................     15,966
   4,900,000        c 1.820%, 08/16/02 ..........................      4,888
  13,800,000        c 1.900%, 09/16/02 ..........................     13,746
  23,000,000        c 1.800%, 09/19/02 ..........................     22,906
  13,500,000        c 1.920%, 09/25/02 ..........................     13,441
   7,500,000        c 2.050%, 10/21/02 ..........................      7,458
   6,050,000        c 1.960%, 11/04/02 ..........................      6,011
  19,500,000        c 1.980%, 11/21/02 ..........................     19,359
                   BMW US Capital Corp
  23,500,000          1.760%, 07/08/02 ..........................     23,491
  25,000,000        c 1.760%, 07/12/02 ..........................     24,986
                   Canadian Wheat Board
  25,000,000          1.780%, 11/04/02 ..........................     24,841
                   Caterpillar Financial Services Corp
   3,600,000          1.780%, 07/15/02 ..........................      3,597
   8,750,000          2.070%, 09/03/02 ..........................      8,721
  18,000,000          1.920%, 10/25/02 ..........................     17,895
  10,000,000          2.000%, 12/03/02 ..........................      9,921
  20,000,000        c 2.060%, 12/16/02 ..........................     19,829
                   CC (USA), Inc
   5,500,000        c 1.920%, 07/08/02 ..........................      5,498
  25,000,000        c 1.810%, 08/01/02 ..........................     24,960
  30,000,000        c 1.810%, 08/08/02 ..........................     29,941
  10,000,000        c 1.810%, 08/30/02 ..........................      9,969
  37,000,000        c 1.800%, 09/23/02 ..........................     36,842
  19,000,000        c 1.800%, 09/27/02 ..........................     18,915
   9,830,000        c 2.010%, 11/18/02 ..........................      9,760
                   Ciesco LP
  40,000,000          1.780%, 07/02/02 ..........................     39,996
  32,020,000        c 1.780%, 07/23/02 ..........................     31,983
  21,000,000        c 1.770%, 08/07/02 ..........................     20,961
  35,000,000        c 1.780%, 08/07/02 ..........................     34,934
  21,000,000          1.770%, 08/12/02 ..........................     20,956
                   Citicorp
  35,000,000          1.770%, 08/08/02 ..........................     34,933
  25,000,000          1.770%, 09/10/02 ..........................     24,909
  10,000,000          1.980%, 05/30/03 ..........................     10,008


+ As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS


                   2002 SEMIANNUAL REPORT  College Retirement Equities Fund  11

   Statement of Investments - MONEY MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                      VALUE (000)
   ---------                                                      ----------

 COMMERCIAL PAPER--(CONTINUED)
                   Coca Cola Co
 $28,901,000          1.750%, 07/18/02 ..........................   $ 28,875
                   Coca-Cola Enterprises, Inc
  25,000,000          1.750%, 07/15/02 ..........................     24,982
                   Corporate Asset Funding Corp, Inc
  37,470,000        c 1.780%, 07/30/02 ..........................     37,414
  50,000,000        c 1.790%, 08/06/02 ..........................     49,908
  50,000,000        c 1.780%, 08/09/02 ..........................     49,901
   8,500,000        c 1.760%, 08/22/02 ..........................      8,477
                   Delaware Funding Corp
  17,489,000        c 1.850%, 07/03/02 ..........................     17,486
  20,000,000        c 1.780%, 07/10/02 ..........................     19,990
  21,465,000        c 1.790%, 07/17/02 ..........................     21,447
   6,920,000        c 1.780%, 07/18/02 ..........................      6,914
  10,745,000        c 1.830%, 07/25/02 ..........................     10,732
                   Edison Asset Securitization LLC
  10,089,000        c 1.780%, 07/02/02 ..........................     10,088
  30,000,000        c 1.800%, 08/01/02 ..........................     29,951
  50,000,000        c 1.840%, 08/16/02 ..........................     49,881
  56,000,000        c 1.840%, 09/17/02 ..........................     55,777
   1,450,000        c 1.930%, 10/17/02 ..........................      1,442
                   Enterprise Funding Corp
  21,285,000        c 1.780%, 07/10/02 ..........................     21,274
  23,000,000        c 1.780%, 07/24/02 ..........................     22,973
  15,000,000        c 1.780%, 08/15/02 ..........................     14,966
  10,000,000        c 1.790%, 08/16/02 ..........................      9,976
                   Fcar Owner Trust I
  50,000,000          1.940%, 07/09/02 ..........................     49,978
  50,000,000          1.770%, 07/25/02 ..........................     49,939
  25,000,000          1.950%, 08/02/02 ..........................     24,958
  25,000,000          1.780%, 08/08/02 ..........................     24,952
                   Fleet Funding Corp
  30,000,000        c 1.870%, 07/02/02 ..........................     29,997
  50,000,000        c 1.820%, 08/06/02 ..........................     49,908
  48,000,000        c 1.810%, 08/07/02 ..........................     47,909
  18,346,000        c 1.770%, 08/26/02 ..........................     18,295
                   Fortune Brands
  15,835,000        c 1.790%, 07/08/02 ..........................     15,829
  12,000,000        c 1.770%, 07/16/02 ..........................     11,991
  25,000,000        c 1.760%, 07/18/02 ..........................     24,978
  11,900,000        c 1.770%, 07/23/02 ..........................     11,887
  24,000,000        c 2.020%, 10/15/02 ..........................     23,871
  25,000,000        c 2.000%, 10/21/02 ..........................     24,859
                   General Electric Capital Corp
  25,000,000          1.860%, 07/08/02 ..........................     24,990
  14,500,000          1.800%, 07/09/02 ..........................     14,494
     250,000          1.800%, 07/11/02 ..........................        250
  20,000,000          1.780%, 07/19/02 ..........................     19,981
   5,500,000          2.090%, 10/15/02 ..........................      5,471
  22,700,000          1.850%, 12/10/02 ..........................     22,513
                   Govco, Inc
  29,000,000        c 1.860%, 07/10/02 ..........................     28,986
  11,963,000        c 1.790%, 07/25/02 ..........................     11,948
  14,000,000        c 1.790%, 08/06/02 ..........................     13,974
  26,000,000        c 1.780%, 08/21/02 ..........................     25,933
  25,000,000        c 1.780%, 09/04/02 ..........................     24,916
  20,000,000        c 1.790%, 09/09/02 ..........................     19,928
   4,675,000        c 2.180%, 09/16/02 ..........................      4,657
  19,000,000        c 1.800%, 09/18/02 ..........................     18,923
                   Greyhawk Funding LLC
   9,308,000        c 1.790%, 07/01/02 ..........................      9,308
  12,415,000        c 1.780%, 07/03/02 ..........................     12,413
  22,000,000        c 1.880%, 07/11/02 ..........................     21,988
  48,000,000        c 1.870%, 07/22/02 ..........................     47,947
  29,000,000        c 1.780%, 08/12/02 ..........................     28,938
   8,500,000        c 1.830%, 09/05/02 ..........................      8,471
  20,000,000        c 2.130%, 10/02/02 ..........................     19,906
                   Harley-Davidson Funding Corp
  11,000,000        c 1.770%, 07/09/02 ..........................     10,995
  12,000,000        c 1.760%, 07/15/02 ..........................     11,991
  15,000,000          1.780%, 08/02/02 ..........................     14,975
  13,000,000        c 1.790%, 08/09/02 ..........................     12,974
                   Home Depot Funding Corp
  25,000,000        c 1.950%, 11/06/02 ..........................     24,838
  50,000,000        c 2.000%, 11/18/02 ..........................     49,646
                   Johnson & Johnson
  74,700,000        c 1.765%, 07/29/02 ..........................     74,592
   6,690,000        c 1.770%, 08/13/02 ..........................      6,676
   5,305,000        c 1.780%, 08/14/02 ..........................      5,293
  27,850,000        c 1.780%, 08/21/02 ..........................     27,779
                   Kimberly-Clark Worldwide, Inc
  20,165,000        c 1.740%, 07/23/02 ..........................     20,143

                   Kitty Hawk Funding Corp
  50,000,000        c 1.790%, 07/22/02 ..........................     49,945
  20,000,000        c 1.910%, 07/26/02 ..........................     19,973
  14,800,000        c 1.810%, 07/31/02 ..........................     14,777
  10,031,000        c 1.780%, 08/14/02 ..........................     10,009
   8,064,000        c 1.790%, 09/05/02 ..........................      8,037
  40,000,000        c 1.790%, 09/30/02 ..........................     39,815
                   McGraw-Hill, Inc
  21,500,000          1.780%, 07/30/02 ..........................     21,468
  23,000,000          1.790%, 08/02/02 ..........................     22,961
  40,000,000          1.800%, 09/05/02 ..........................     39,864
   6,150,000          2.000%, 10/21/02 ..........................      6,115
                   Moriarty LLC
  50,000,000        c 1.980%, 08/01/02 ..........................     49,919
  25,000,000        c 1.810%, 09/09/02 ..........................     24,910
                   Paccar Financial Corp
  31,000,000          1.800%, 07/24/02 ..........................     30,963
   9,370,000          1.770%, 09/12/02 ..........................      9,335
                   Park Avenue Receivables Corp
  39,905,000        c 2.020%, 07/01/02 ..........................     39,903
  30,000,000        c 1.780%, 07/09/02 ..........................     29,987
  18,867,000        c 1.780%, 07/10/02 ..........................     18,858
   3,836,000        c 1.780%, 07/11/02 ..........................      3,834
   9,500,000        c 1.800%, 07/15/02 ..........................      9,493
  25,000,000        c 1.790%, 07/16/02 ..........................     24,980
  15,000,000        c 1.780%, 07/19/02 ..........................     14,986
   7,000,000        c 1.780%, 08/14/02 ..........................      6,984
                   Pfizer, Inc
  24,775,000        c 1.760%, 07/09/02 ..........................     24,764
                   Preferred Receivables Funding Corp
  19,300,000        c 1.800%, 07/01/02 ..........................     19,299
   9,800,000        c 1.780%, 07/08/02 ..........................      9,796
   5,300,000        c 1.790%, 07/11/02 ..........................      5,297
  50,000,000        c 1.790%, 07/12/02 ..........................     49,970
   5,000,000        c 1.780%, 07/19/02 ..........................      4,995
  20,000,000        c 1.790%, 07/26/02 ..........................     19,974
                   Procter & Gamble
   5,560,000        c 1.750%, 07/02/02 ..........................      5,559
  22,665,000        c 1.740%, 07/26/02 ..........................     22,636
                   Receivables Capital Corp
  22,906,000        c 1.780%, 07/01/02 ..........................     22,905
  20,000,000        c 1.870%, 07/09/02 ..........................     19,991
  15,834,000        c 1.790%, 07/10/02 ..........................     15,826
  18,000,000        c 1.850%, 07/15/02 ..........................     17,986
  13,981,000        c 1.800%, 07/22/02 ..........................     13,966
  34,000,000        c 1.800%, 07/23/02 ..........................     33,961
  13,941,000        c 1.800%, 07/25/02 ..........................     13,924


12  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

                        SEE NOTES TO FINANCIAL STATEMENTS

   Statement of Investments - MONEY MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                      VALUE (000)
   ---------                                                      ----------
 COMMERCIAL PAPER--(CONTINUED)
 $ 7,000,000        c 1.810%, 08/08/02 ..........................    $ 6,987
                   Reseau Ferre De France
  40,000,000          1.770%, 09/19/02 ..........................     39,837
                   Salomon Smith Barney Holdings, Inc
  31,865,000          1.780%, 07/30/02 ..........................     31,818
  18,000,000          1.780%, 08/13/02 ..........................     17,961
                   SBC Communications, Inc
  47,400,000        c 1.780%, 07/25/02 ..........................     47,341
                   SBC International, Inc
  20,435,000        c 1.780%, 07/16/02 ..........................     20,419
  19,680,000        c 1.800%, 07/18/02 ..........................     19,662
  30,000,000        c 1.810%, 07/19/02 ..........................     29,971
  20,000,000        c 1.800%, 08/02/02 ..........................     19,966
   6,100,000        c 1.840%, 08/12/02 ..........................      6,087
                   Schering Corp
  21,940,000          2.000%, 07/16/02 ..........................     21,922
  35,000,000          1.790%, 09/10/02 ..........................     34,873
                   Sigma Finance, Inc
  25,000,000        c 1.950%, 08/01/02 ..........................     24,960
   1,755,000        c 1.790%, 10/09/02 ..........................      1,746
  30,000,000        c 1.840%, 12/02/02 ..........................     29,765
  25,000,000          1.855%, 01/22/03 ..........................     24,995
  25,000,000          1.870%, 02/18/03 ..........................     24,995
                   Societe Generale North America, Inc
  25,000,000          1.760%, 08/30/02 ..........................     24,922
  30,000,000          1.770%, 09/24/02 ..........................     29,870
                   Swedish Export Credit Corp
  25,000,000          1.840%, 08/15/02 ..........................     24,943
  50,000,000          1.840%, 08/20/02 ..........................     49,875
                   The Stanley Works
   9,000,000        c 1.790%, 08/07/02 ..........................      8,983
                   UBS Finance (Delaware), Inc
  40,000,000          1.910%, 07/01/02 ..........................     39,998
  21,780,000          1.840%, 07/16/02 ..........................     21,763
  17,153,000          1.770%, 07/29/02 ..........................     17,128
  25,000,000          1.900%, 08/13/02 ..........................     24,946
  20,350,000          1.770%, 08/16/02 ..........................     20,303
  21,800,000          1.790%, 08/29/02 ..........................     21,735
                   Wal-Mart Stores
  31,265,000        c 1.720%, 08/13/02 ..........................     31,198
                   Westdeutsche Landesbank
  36,885,000        c 1.780%, 08/26/02 ..........................     36,783
                                                                   ---------
                   TOTAL COMMERCIAL PAPER                          4,281,678
                                                                   ---------
MEDIUM TERM NOTES--1.13%
                   American Honda Finance Corp
  30,000,000          3.660%, 08/27/02 ..........................     30,000
                   Beta Finance, Inc
  10,000,000          3.650%, 09/10/02 ..........................     10,032
                   Sigma Finance, Inc
  40,000,000          2.490%, 10/25/02 ..........................     40,060
                                                                  ----------
                   TOTAL MEDIUM TERM BONDS                            80,092
                                                                  ----------
U.S. GOVERNMENT AGENCY NOTES--0.69%
                   Federal Home Loan Bank (Fhlb)
  10,000,000          6.375%, 11/15/02 ..........................     10,220
  25,000,000          5.125%, 01/13/03 ..........................     25,446
                   Federal Home Loan Mortgage Corp (Fhlmc)
  13,000,000          6.750%, 08/15/02 ..........................     13,077
                                                                  ----------
                   U.S. GOVERNMENT AGENCY NOTES                       48,743
                                                                  ----------

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--21.52%
                   Federal Farm Credit (FFC)
   8,800,000          1.980%, 11/15/02 ..........................      8,740
  25,000,000          1.870%, 12/23/02 ..........................     24,780
                   Federal Home Loan Bank (FHLB)
  51,055,000          2.500%, 09/16/02 ..........................     50,859
  35,500,000          2.390%, 09/20/02 ..........................     35,357
   7,530,000          2.040%, 12/09/02 ..........................      7,469
  15,000,000          2.240%, 12/20/02 ..........................     14,870
                   Federal Home Loan Mortgage Corp (FHLMC)
  39,250,000          1.720%, 07/02/02 ..........................     39,246
   9,805,000          1.740%, 07/18/02 ..........................      9,796
   6,320,000          1.820%, 07/26/02 ..........................      6,312
  50,000,000          1.800%, 08/09/02 ..........................     49,901
  23,600,000          1.890%, 08/12/02 ..........................     23,551
  19,575,000          2.000%, 08/14/02 ..........................     19,533
  47,664,000          3.380%, 08/15/02 ..........................     47,558
   6,680,000          1.970%, 08/21/02 ..........................      6,663
  26,694,000          1.740%, 09/05/02 ..........................     26,605
  50,000,000          1.890%, 09/06/02 ..........................     49,832
   7,220,000          2.260%, 09/11/02 ..........................      7,194
  10,120,000          1.730%, 09/12/02 ..........................     10,083
  14,125,000          2.380%, 09/18/02 ..........................     14,069
   7,700,000          2.400%, 09/25/02 ..........................      7,667
  90,000,000          2.260%, 10/10/02 ..........................     89,548
  34,000,000          2.055%, 11/07/02 ..........................     33,782
   5,000,000          2.100%, 11/20/02 ..........................      4,965
  25,000,000          2.280%, 11/22/02 ..........................     24,821
  20,000,000          1.940%, 12/20/02 ..........................     19,827
  20,000,000          2.020%, 12/30/02 ..........................     19,815
  40,000,000          2.190%, 01/02/03 ..........................     39,624
  20,655,000          2.750%, 03/27/03 ..........................     20,335
     500,000          2.050%, 04/24/03 ..........................        491
  21,400,000          2.380%, 05/22/03 ..........................     21,000
   8,750,000          2.100%, 06/19/03 ..........................      8,573
                   Federal National Mortgage Association (FNMA)
  50,000,000          1.800%, 07/03/02 ..........................     49,993
  30,000,000          1.750%, 07/10/02 ..........................     29,985
 149,939,000          1.800%, 07/17/02 ..........................    149,814
 100,000,000          1.750%, 07/24/02 ..........................     99,884
  25,000,000          1.760%, 07/31/02 ..........................     24,962
 100,000,000          1.780%, 08/05/02 ..........................     99,826
   4,125,000          1.900%, 08/21/02 ..........................      4,115
  35,900,000          2.230%, 08/23/02 ..........................     35,804
  23,008,000          1.740%, 09/04/02 ..........................     22,933
     600,000          1.850%, 09/18/02 ..........................        598
   1,430,000          2.120%, 09/25/02 ..........................      1,424
  39,000,000          1.940%, 10/16/02 ..........................     38,793
  15,274,000          1.970%, 10/18/02 ..........................     15,191
  35,650,000          1.880%, 10/30/02 ..........................     35,435
  31,715,000          2.310%, 11/15/02 ..........................     31,499
  20,000,000          2.200%, 11/29/02 ..........................     19,848
  29,920,000          1.865%, 12/04/02 ..........................     29,685
  23,360,000          2.180%, 12/13/02 ..........................     23,166
  29,045,000          1.920%, 12/27/02 ..........................     28,781
  20,000,000          2.500%, 04/04/03 ..........................     19,681
  22,500,000          2.100%, 05/30/03 ..........................     22,070
                                                                   ---------
                   TOTAL U.S. GOVERNMENT AND AGENCIES
                     DISCOUNT NOTES                                1,526,353
                                                                   ---------
VARIABLE RATE NOTES--3.11%
                   American Honda Finance Corp
  25,000,000          1.860%, 09/09/02 ..........................     25,000
  20,000,000          1.860%, 06/12/03 ..........................     20,000
                   Canandian Imperial Bank of Commerce
  22,000,000          1.870%, 09/11/02 ..........................     22,000
                   Caterpillar Financial Services Corp Note
   7,000,000          2.020%, 07/08/02 ..........................      7,000
                   Goldman Sachs Group LP
  25,000,000          1.880%, 12/16/02 ..........................     25,000


                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  13

   Statement of Investments - MONEY MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                      VALUE (000)
   ---------                                                      ----------
VARIABLE RATE NOTES--(CONTINUED)
                   JP Morgan Chase & Co
 $46,500,000          2.046%, 01/30/03 .......................... $   46,542
                   Key Bank
  50,000,000          1.890%, 08/05/02 ..........................     49,997
  25,000,000          1.810%, 08/15/02 ..........................     24,996
                                                                  ----------
                   TOTAL VARIABLE RATE NOTES                         220,535
                                                                  ----------
                   TOTAL SHORT TERM INVESTMENTS
                    (COST $7,063,373)                             $7,065,104
                                                                  ----------
                   TOTAL PORTFOLIO--99.77%
                    (COST $7,073,626)                              7,075,307
                   OTHER ASSETS & LIABILITIES, NET--0.23%             16,362
                                                                  ----------
                   NET ASSETS--100.00%                            $7,091,669
                                                                  ==========

-----------
c Commercial paper issued under Private Placement exemption under Section 4(2) of the Securities Act of 1933.


Statement of Investments-INFLATION-LINKED BOND ACCOUNT-(Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                      VALUE (000)
   ---------                                                      ----------

GOVERNMENT BONDS--98.57%
 U.S. TREASURY INFLATION-LINKED SECURITIES--98.57%
$207,772,357        k 3.375%, 01/15/07 .......................... $  216,116
 211,674,337        k 3.625%, 01/15/08 ..........................    221,597
 204,862,957        k 3.875%, 01/15/09 ..........................    217,379
 139,970,943     e, k 4.250%, 01/15/10 ..........................    151,890
 130,968,583        k 3.500%, 01/15/11 ..........................    135,532
  69,855,924     e, k 3.375%, 01/15/12 ..........................     71,591
 208,620,237     e, k 3.625%, 04/15/28 ..........................    225,310
 244,291,793        k 3.875%, 04/15/29 ..........................    275,324
  57,120,226     e, k 3.375%, 04/15/32 ..........................     60,360
                                                                  ----------
                   TOTAL U.S. TREASURY
                     INFLATION-LINKED SECURITIES                   1,575,099
                                                                  ----------
                   TOTAL GOVERNMENT BONDS
                    (COST $1,515,243)                              1,575,099
                                                                  ----------
SHORT TERM INVESTMENTS--6.57%
 COMMERCIAL PAPER--0.48%
                   Park Avenue Receivables Corp
   7,600,000        c 2.020%, 07/01/02 ..........................      7,599
                                                                  ----------
                   TOTAL COMMERCIAL PAPER                              7,599
                                                                  ----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED--6.09%
REPURCHASE AGREEMENTS
                   Goldman Sachs & Co, 1.970% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $22,376,224
                    (Fully Collateralized By High Grade Debt
                    Obligations:
 $22,375,000          TOTAL MARKET VALUE $22,822,500 ............ $   22,375
                   Lehman Brothers, Inc, 1.970% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $25,001,368
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  25,000,000          TOTAL MARKET VALUE $25,497,847) ...........     25,000
                   Merrill Lynch & Co, Inc, 1.960% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $25,001,361
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  25,000,000          TOTAL MARKET VALUE $25,500,016) ...........     25,000
                   Morgan Stanley & Co, Inc, 1.960% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $25,001,361
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  25,000,000          TOTAL MARKET VALUE $25,522,323) ...........     25,000
                                                                  ----------
                   TOTAL INVESTMENTS OF CASH COLLATERAL               97,375
                                                                  ----------
                   TOTAL SHORT TERM INVESTMENTS
                    (COST $104,974)                                  104,974
                                                                  ----------
                   TOTAL PORTFOLIO--105.14%
                    (COST $1,620,217)                              1,680,073
                   OTHER ASSETS & LIABILITIES, NET--(5.14)%          (82,185)
                                                                  ----------
                   NET ASSETS--100%                               $1,597,888
                                                                  ==========

-----------
c Commercial paper issued under Private Placement exemption under Section 4(2) of the Securities Act of 1933.
e    All or a portion of these securities are out on loan.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

                        SEE NOTES TO FINANCIAL STATEMENTS

14  College Retirement Equities Fund 2002 SEMIANNUAL REPORT

   Statement of Investments - BOND MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                         --------     ----------
BONDS--96.77%
CORPORATE BONDS--32.05%
 AEROSPACE AND DEFENSE--0.41%
                   Boeing Capital Corp (Sr Note)
 $ 5,000,000          6.350%, 11/15/07 ..............    A3          $ 5,331
                   Lockheed Martin Corp Deb
   5,000,000       e  8.500%, 12/01/29 ..............  BAA2            6,035
                   United Technologies Corp Deb
   7,500,000          7.500%, 09/15/29 ..............    A2            8,386
                                                                   ---------
                   TOTAL AEROSPACE AND DEFENSE                        19,752
                                                                   ---------
 ASSET BACKED--4.14%
                   Capital One Master Trust
                    Series 2000-3 (Class C)
   5,000,000          7.900%, 10/15/10 ..............    NR            5,364
                   Chase Funding Mortgage Loan
                    Series 2001-4 (Class1A3)
   8,550,000          5.053%, 12/25/23 ..............   AAA            8,715
                   Chase Funding Loan Acquisition
                    Trust Series 2001-C2 (Class Ia2)
  10,000,000          5.673%, 05/25/22 ..............   AAA           10,247
                   CIT Equipment Collateral
                    Series 2000-2 (Class A3)
   4,837,789          6.840%, 06/20/04 ..............   AAA            4,943
                   CIT Group Home Equity Loan Trust
                    Series 2000-1 (Class Af6)
   6,000,000          6.200%, 02/25/30 ..............   AAA            6,118
                   Citibank Credit Card Issuance Trust
                    Series 2001-C3 (Class C3)
   5,000,000          6.650%, 05/15/08 ..............  BAA2            5,304
                   Countrywide Asset-Backed
                    Certificates Series 2001-Bc1
                    (Class A3)
  10,000,000          6.237%, 12/25/26 ..............   AAA           10,196
                   Countrywide Asset-Backed Certificates
                    Series 2001-1 (Class Af4)
  10,000,000          6.517%, 01/25/29 ..............   AAA           10,503
                   Detroit Edison Securitization
                    Funding LLC Series 2001-1 (Class A3)
  10,000,000          5.875%, 03/01/10 ..............   AAA           10,550
                   General Electric Capital
                    Manufacturing Services, Inc Series
                    1999-He1 (Class A3)
   1,621,000          6.035%, 06/25/20 ..............   AAA            1,623
                   Greenpoint Manufactured Housing
                    Series 1999-5 (Class A2)
   6,174,614          7.080%, 02/15/18 ..............   AAA            6,222
                   Mmca Automobile Trust
                    Series 2001-1 (Class A4)
  10,000,000          5.340%, 12/15/05 ..............   AAA           10,353
                   Nissan Auto Receivables Owner Trust
                    Series 2001-C (Class A4)
   4,000,000          4.800%, 02/15/07 ..............   AAA            4,104
                   Peco Energy Transition Trust
                    Series 1999-A (Class A6)
   8,000,000          6.050%, 03/01/09 ..............   AAA            8,477
                   Peco Energy Transition Trust
                    Series 1999-A (Class A7)
  10,000,000          6.130%, 03/01/09 ..............   AAA           10,598
                   Public Service New Hampshire
                    Funding LLC
                    Series 2001-1 (Class A2)
  12,709,395          5.730%, 11/01/10 ..............   AAA           13,324
                   Residential Asset Securities Corp
                    Series 2000-Ks4 (Class Ai6)
  11,000,000          7.435%, 09/25/31 ..............   AAA           11,855
                   Residential Asset Securities Corp
                    Series 2001-Ks2 (Class Ai3)
   2,500,000          5.751%, 03/25/27 .............   AAA            2,577
                   Residential Asset Securities Corp
                    Series 2001-Ks2 (Class Ai4)
   7,000,000          6.417%, 02/25/29 ..............   AAA            7,323
                   Residential Asset Securities Corp
                    Series 2001-Ks2 (Class Ai6)
   2,000,000          6.489%, 10/25/30 ..............   AAA            2,093
                   Residential Asset Securities Corp
                    Series 1997-Ks3 (Class Ai5)
   3,009,489          7.250%, 08/25/27 ..............   AAA            3,159
                   Residential Asset Securities Corp
                    Series 1999-Ks2 (Class Ai9)
   3,300,000          7.150%, 07/25/30 ..............   AAA            3,510
                   Residential Asset Securities Corp
                    Series 2002-KS1 (Class AI6)

  17,000,000          6.084%, 06/25/32 ..............   AAA           17,504
                   Saxon Asset Securities Trust
                    Series 1999-3 (Class Af6)
   5,000,000          7.525%, 06/25/14 ..............   AAA            5,406
                   Vanderbilt Mortgage Finance
                    Series 2001-A (Class A2)
  10,000,000          6.120%, 02/07/15 ..............   AAA           10,335
                   Washington Mutual
                    Series 2002-AR5 (Class Iia4)
  11,000,000          5.355%, 06/25/32 ..............   AAA           11,171
                                                                   ---------
                   TOTAL ASSET BACKED                                201,574
                                                                   ---------
 BASIC INDUSTRIES--0.78%
                   Archer-Daniels-Midland Deb
   5,000,000          7.000%, 02/01/31 ..............    A1            5,144
                   Beazer Homes USA, Inc (Sr Note)
   2,000,000          8.375%, 04/15/12 ..............   BA2            2,020
                   Brascan Corp Note
   5,000,000          7.125%, 06/15/12 ..............  BAA3            5,000
                   International Paper Co Note
   5,000,000          6.750%, 09/01/11 ..............  BAA2            5,207
                   ISP Chemco, Inc (Guarantee Note)
   2,000,000          10.250%, 07/01/11 .............    B2            2,060
                   Kennametal, Inc (Sr Note)
   1,500,000          7.200%, 06/15/12 ..............   BA1            1,499
                   Lyondell Chemical Co (Guarantee Note)
   2,000,000          9.500%, 12/15/08 ..............   BA3            1,860
                   Science Applications Note
   4,000,000          6.250%, 07/01/12 ..............    A3            3,933
                   Von Hoffmann Press, Inc
                    (Guarantee Note)
   2,000,000          10.250%, 03/15/09 .............    B2            2,050
                   Weyerhaeuser Co Note
   5,000,000          5.950%, 11/01/08 ..............  BAA2            5,053
   4,000,000          7.375%, 03/15/32 ..............  BAA2            4,060
                                                                  ----------
                   TOTAL BASIC INDUSTRIES                             37,886
                                                                  ----------
 CONSUMER CYCLICAL--2.85%
                   American Achievement Corp
                    (Guarantee Note)
   2,000,000          11.625%, 01/01/07 .............    B1            2,050
                   AOL Time Warner, Inc Note
   5,000,000          5.625%, 05/01/05 ..............  BAA1            4,906
   5,800,000          6.875%, 05/01/12 ..............  BAA1            5,349
                   Boyd Gaming Corp (Sr Sub Note)
   2,000,000          8.750%, 04/15/12 ..............    B1            2,010

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  15

   Statement of Investments - BOND MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                         --------     ----------

 CONSUMER CYCLICAL--(CONTINUED)
                   Clear Channel Communication
                    (Sr Note)
 $ 5,000,000          7.250%, 09/15/03 ..............  BAA3          $ 5,131
                   Coinmach Corp (Sr Note)
   2,000,000          9.000%, 02/01/10 ..............    B2            2,030
                   Comcast Cable Communication
                    (Sr Note)
   4,000,000          6.875%, 06/15/09 ..............  BAA2            3,723
                   Cox Communications, Inc Deb
   5,000,000          6.530%, 02/01/28 ..............  BAA2            4,935
                   Cox Communications, Inc Note
   1,000,000       e  7.750%, 11/01/10 ..............  BAA2              951
                   Daimler-Chrysler NA Holdings
                    Corp Note
   5,000,000       e  6.400%, 05/15/06 ..............    A3            5,191
                   Daimler-Chrysler NA Holdings Corp
                    (Guarantee Note)
   1,500,000          7.300%, 01/15/12 ..............    A3            1,571
   5,000,000       e  8.500%, 01/18/31 ..............    A3            5,528
                   Ford Motor Co Deb
   5,000,000          6.625%, 10/01/28 ..............  BAA1            4,216
                   General Motors Note
   5,000,000       e  6.375%, 05/01/08 ..............    A3            5,006
   5,000,000          7.200%, 01/15/11 ..............    A3            5,092
                   Inco Ltd Note
   2,000,000          7.750%, 05/15/12 ..............  BAA3            2,065
                   Mail Well I Corp
                    (Guarantee Note)
   2,000,000          9.625%, 03/15/12 ..............    B1            2,010
                   News America Holdings Deb
   8,000,000          7.700%, 10/30/25 ..............  BAA3            7,531
                   Park Place Entertainment Corp
                    (Sr Sub Note)
   2,000,000       e,g 7.875%, 03/15/10 .............   BA2            1,985
                   Quebecor Media, Inc (Sr Note)
   2,000,000          11.125%, 07/15/11 .............    B2            1,965
                   Sears Roebuck Acceptance Note
   5,000,000          6.000%, 03/20/03 ..............  BAA1            5,119
                   Six Flags, Inc
   2,000,000       e  8.875%, 02/01/10 ..............    B2            1,990
                   Target Corp
  13,500,000       e  5.375%, 06/15/09 ..............    A2           13,493
                   Time Warner, Inc (Guarantee Note)
   3,500,000          6.625%, 05/15/29 ..............  BAA1            2,729
                   Unilever Capital Corp
                    (Guarantee Note)
   8,000,000          6.875%, 11/01/05 ..............    A1            8,665
                   United Rentals (North America), Inc
   2,000,000          10.750%, 04/15/08 .............    B1            2,130
                   Valspar Corp Note
   5,000,000          6.000%, 05/01/07 ..............  BAA2            5,062
                   Viacom, Inc Note
   5,000,000       e  5.625%, 05/01/07 ..............    A3            5,119
                   Wal-Mart Stores, Inc Note
  13,000,000       e  7.550%, 02/15/30 ..............   AA2           14,943
                   Walt Disney Co Note
   6,000,000       e  7.300%, 02/08/05 ..............    A3            6,422
                                                                  ----------
                   TOTAL CONSUMER CYCLICAL                           138,917
                                                                  ----------

CONSUMER NON-CYCLICAL--2.42%
                   Conagra Foods, Inc Note
   5,000,000          7.875%, 09/15/10 ..............  BAA1            5,613
                   Coors Brewing Co Note
   5,000,000          6.375%, 05/15/12 ..............  BAA2            5,145
                   Costco Wholesale Corp (Sr Note)
   4,000,000          5.500%, 03/15/07 ..............    A2            4,125
                   Delhaize America, Inc
                    (Guarantee Note)
   5,000,000          8.125%, 04/15/11 ..............  BAA3            5,270
                   Diageo Capital Plc
                    (Guarantee Note)
   5,000,000          6.625%, 06/24/04 ..............    A1            5,318
                   Dole Food Co (Sr Note)
   5,000,000          7.250%, 05/01/09 ..............   BA1            5,112
                   Fosters Brewing Note
   4,000,000       e  6.875%, 06/15/11 ..............  BAA1            4,237
                   General Mills, Inc Note
   4,000,000          5.125%, 02/15/07 ..............  BAA1            3,997
   7,500,000          6.000%, 02/15/12 ..............  BAA1            7,430
                   Kellogg Co Deb
   5,000,000          7.450%, 04/01/31 ..............  BAA2            5,495
                   Kimberly-Clark Corp
   5,000,000          5.625%, 02/15/12 ..............   AA2            5,016
                   Kraft Foods, Inc Note
   8,000,000          5.250%, 06/01/07 ..............    A2            8,113
   5,500,000          6.250%, 06/01/12 ..............    A2            5,667
                   Kroger Co (Guarantee Note)
   2,500,000          6.200%, 06/15/12 ..............  BAA3            2,489
   5,000,000          7.500%, 04/01/31 ..............  BAA3            5,205
                   Kroger Co Note
   5,000,000          7.800%, 08/15/07 ..............  BAA3            5,522
                   Land O'Lakes, Inc (Sr Note)
   2,000,000          8.750%, 11/15/11 ..............   BA3            1,870
                   Masco Corp Note
   4,000,000          6.000%, 05/03/04 ..............  BAA1            4,138
                   Newell Rubbermaid, Inc Note
   3,500,000          6.000%, 03/15/07 ..............  BAA1            3,606
                   Pepsico, Inc Note
   4,000,000          4.500%, 09/15/04 ..............    A1            4,082
                   RJ Reynolds Tobacco Holdings, Inc
                    (Guarantee Note)
   2,500,000          6.500%, 06/01/07 ..............  BAA2            2,560
                   RJ Reynolds Tobacco Holdings, Inc
                    (Sr Note)
   4,000,000          7.250%, 06/01/12 ..............  BAA2            4,096
                   Safeway, Inc Note
   6,000,000       e  6.150%, 03/01/06 ..............  BAA2            6,308
                   Sara Lee Corp Note
   7,000,000          6.250%, 09/15/11 ..............    A3            7,247
                                                                  ----------
                   TOTAL CONSUMER NON-CYCLICAL                       117,661
                                                                  ----------
 ENERGY--1.37%
                   Amerada Hess Corp Deb
   2,500,000          7.875%, 10/01/29 ..............  BAA2            2,732
                   Anadarko Petroleum Corp Note
   2,500,000          5.375%, 03/01/07 ..............  BAA1            2,534
                   Chesapeake Energy Corp (Sr Note)
   1,000,000          8.500%, 03/15/12 ..............    B1              995
                   Conoco Funding Co
                    (Guarantee Note)
   5,000,000          6.350%, 10/15/11 ..............  BAA1            5,184
                   Conoco, Inc (Sr Note)
   3,000,000          6.950%, 04/15/29 ..............  BAA1            3,066
                   Consolidated Natural (Sr Note)
   5,000,000          6.850%, 04/15/11 ..............    A3            5,203
                   Devon Energy Corp Deb
   4,000,000          7.950%, 04/15/32 ..............  BAA2            4,303
                   Husky Energy, Inc Note
   3,750,000          6.250%, 06/15/12 ..............  BAA2            3,721
                   Kinder Morgan Energy Partners LP
   3,000,000          7.125%, 03/15/12 ..............  BAA1            3,173
   4,000,000          7.750%, 03/15/32 ..............  BAA1            4,217

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS


16 College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - BOND MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                         --------     ----------
 ENERGY--(CONTINUED)
                   Northern Border Pipeline Co Note
 $ 4,500,000          6.250%, 05/01/07 ..............    A3         $  4,599
                   Petronas Capital Ltd (Guarantee Note)
   4,000,000       e  7.000%, 05/22/12 ..............  BAA1            4,059
                   Phillips Pete Note
   4,000,000          8.500%, 05/25/05 ..............    A3            4,471
                   Tennessee Gas Pipeline Co Deb
   1,500,000          8.375%, 06/15/32 ..............  BAA1            1,551
                   Transcontinental Gas Pipeline
                    Corp Note
   3,000,000       h  8.875%, 07/15/12 ..............  BAA2            2,927
                   Valero Energy Corp Note
   3,500,000       e  6.125%, 04/15/07 ..............  BAA2            3,614
   3,000,000          6.875%, 04/15/12 ..............  BAA2            3,083
   3,000,000          7.500%, 04/15/32 ..............  BAA2            3,010
                   Williams Cos, Inc Note
   5,000,000       e  8.125%, 03/15/12 ..............  BAA3            4,194
                                                                  ----------
                   TOTAL ENERGY                                       66,636
                                                                  ----------
 FINANCIAL SERVICES--10.38%
                   AIG Sunamerica Global Financing Vi
                    (Sr Note)
   5,000,000       e  6.300%, 05/10/11 ..............   AAA            5,175
                   Albertson's, Inc Deb
   5,000,000          8.000%, 05/01/31 ..............  BAA1            5,535
                   Anadarco Finance Co
                    (Guarantee Note)
   5,000,000          7.500%, 05/01/31 ..............  BAA1            5,333
                   Associated P&C Holdings (Sr Note)
   5,000,000          6.750%, 07/15/03 ..............    A3            5,156
                   AXA Financial, Inc (Sr Note)
   6,000,000          7.750%, 08/01/10 ..............    A2            6,709
                   Bank Of America Corp (Note)
   5,000,000       e  4.750%, 10/15/06 ..............   AA2            5,022
   2,500,000       e  5.250%, 02/01/07 ..............   AA2            2,552
  11,000,000          7.400%, 01/15/11 ..............   AA3           12,047
   4,000,000       e  6.250%, 04/15/12 ..............   AA2            4,085
                   Bank One Corp Note
   5,750,000          5.900%, 11/15/11 ..............    A1            5,747
                   Bank One NA Illinois Note
   7,000,000          5.500%, 03/26/07 ..............   AA2            7,201
                   Barclays Bank plc (Sub Note)
   5,000,000          7.375%, 06/29/49 ..............   AA3            5,373
                   BB & T Corp (Sub Note)
   4,000,000          6.500%, 08/01/11 ..............    A2            4,184
                   Bear Stearns Co, Inc Note
   5,000,000          6.500%, 05/01/06 ..............    A2            5,276
                   Burlington Resource
                    (Guarantee Note)
   5,000,000          7.200%, 08/15/31 ..............  BAA1            5,104
                   CIT Group Holding, Inc (Sr Note)
   5,000,000          7.375%, 04/02/07 ..............    A2            5,001
                   Citigroup, Inc Note
   9,000,000       e  4.125%, 06/30/05 ..............   AA1            9,020
  13,000,000       e  5.000%, 03/06/07 ..............   AA1           13,108
   9,000,000          6.500%, 01/18/11 ..............   AA1            9,357
                   Citigroup, Inc (Sub Note)
   4,000,000          7.250%, 10/01/10 ..............   AA2            4,354
                   Countrywide Home Loans, Inc
                    (Guarantee Note)
   7,500,000          5.625%, 05/15/07 ..............    A3            7,669
                   Credit Suisse First Boston USA,
                    Inc Note
   4,500,000          5.750%, 04/15/07 ..............   AA3            4,604
                   Dr Horton, Inc (Sr Sub Note)
   2,000,000          9.750%, 09/15/10 ..............   BA2            2,070
                   Duke Capital Corp (Sr Note)
   1,750,000          6.750%, 02/15/32 ..............    A3            1,664
                   E.I. Du Pont De Nemours Deb
   5,000,000       e  6.500%, 01/15/28 ..............   AA3            4,932
                   EOP Operating LP (Guarantee Note)
   8,000,000          6.750%, 02/15/12 ..............  BAA1            8,279
                   Falconbridge Ltd Note
   2,000,000          7.350%, 06/05/12 ..............  BAA3            2,057
                   First Union National Bank (Sub Note)
   5,000,000          7.800%, 08/18/10 ..............    A1            5,596
                   Ford Motor Credit Corp Note
  10,000,000          6.700%, 07/16/04 ..............    A3           10,294
  10,000,000          7.600%, 08/01/05 ..............    A3           10,499
  10,500,000          6.875%, 02/01/06 ..............    A3           10,742
   7,000,000          6.500%, 01/25/07 ..............    A3            7,007
  23,000,000          7.250%, 10/25/11 ..............    A3           23,110
  11,000,000          7.375%, 02/01/11 ..............    A3           11,142

                   General Electric Global Insurance Note
   5,000,000          7.750%, 06/15/30 ..............   AA1            5,510
                   General Electric Capital Corp Note
  10,000,000          6.750%, 03/15/32 ..............   AAA            9,823
                   General Motors Acceptance Corp Note
   5,000,000          5.250%, 05/16/05 ..............    A2            5,031
   4,000,000       e  6.125%, 02/01/07 ..............    A2            4,044
   5,000,000          7.250%, 03/02/11 ..............    A2            5,105
   9,000,000          6.875%, 09/15/11 ..............    A2            8,935
  10,000,000          8.000%, 11/01/31 ..............    A2           10,228
                   Goldman Sachs Group, Inc Note
   4,750,000       e  6.600%, 01/15/12 ..............    A1            4,839
                   Hartford Financial Services Group
                    (Sr Note)
   5,000,000          7.900%, 06/15/10 ..............    A2            5,604
                   Household Finance Corp Note
   3,250,000          5.750%, 01/30/07 ..............    A2            3,215
   8,000,000          8.000%, 07/15/10 ..............    A2            8,450
  13,500,000          7.000%, 05/15/12 ..............    A2           13,424
   3,000,000          7.625%, 05/17/32 ..............    A2            2,957
                   International Lease Finance Corp Note
   7,000,000       e  6.375%, 03/15/09 ..............    A1            7,237
                   Isle Of Capri Casinos, Inc (Sr Sub Note)
   1,000,000       e  9.000%, 03/15/12 ..............    B2            1,013
                   John Hancock (Sr Note)
   5,000,000       e  5.625%, 12/01/08 ..............    A2            5,089
                   JP Morgan Chase & Co Note
   3,000,000          5.350%, 03/01/07 ..............   AA3            3,037
  12,000,000          5.250%, 05/30/07 ..............   AA3           12,069
                   Lehman Brothers Holdings Note
   5,000,000          6.250%, 05/15/06 ..............    A2            5,206
                   Marsh & Mclennan Cos, Inc Note
   4,500,000          5.375%, 03/15/07 ..............    A2            4,617
   4,500,000          6.250%, 03/15/12 ..............    A2            4,668
                   MBNA America Bank Note
   3,750,000          6.625%, 06/15/12 ..............  BAA2            3,768
                   Mellon Funding Corp
                    (Guarantee Note)
  15,000,000          4.875%, 06/15/07 ..............    A1           15,096
                   Morgan Stanley Dean Witter & Co
                    (Sr Unsub Note)
   2,500,000          6.100%, 04/15/06 ..............   AA3            2,605
   4,250,000          5.800%, 04/01/07 ..............   AA3            4,359
   5,500,000       e  6.750%, 04/15/11 ..............   AA3            5,658
   2,000,000          7.250%, 04/01/32 ..............   AA3            2,038



+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  17

   Statement of Investments - BOND MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                         --------     ----------
 FINANCIAL SERVICES--(CONTINUED)
                   National Rural Utility Coop
                    Finance Note
 $ 5,000,000          8.000%, 03/01/32 .............     A2         $  5,491
                   Nisource Finance Corp
                    (Guarantee Note)
   5,000,000          5.750%, 04/15/03 .............   BAA3            4,997
                   Pemex Project Funding Master Trust
                    (Guarantee Note)
   1,500,000          8.500%, 02/15/08 .............   BAA1            1,556
   6,750,000          9.125%, 10/13/10 .............   BAA1            7,087
   5,000,000          8.000%, 11/15/11 .............   BAA1            4,925
                   PNC Funding Corp (Guarantee Note)
   5,000,000          5.750%, 08/01/06 .............     A2            5,154
                   Progressive Corp (Sr Note)
  10,000,000          6.375%, 01/15/12 .............     A2           10,276
                   Regions Financial Corp (Sub Note)
   2,500,000          6.375%, 05/15/12 .............     A2            2,573
                   Royal Bank Of Scotland Group
                    (Sub Note)
   5,500,000          6.400%, 04/01/09 .............    AA3            5,805
                   Salomon Smith Barney Holding Note
   5,000,000          6.500%, 02/15/08 .............    AA1            5,344
                   St Paul Cos (Sr Note)
   4,000,000          5.750%, 03/15/07 .............     A2            4,026
                   Sumitomo Mitsui Bank
   2,000,000          8.000%, 06/15/12 .............   BAA1            2,016
                   Suntrust Bank Atlanta (Sub Note)
   6,480,000          7.250%, 09/15/06 .............     A1            7,104
                   US Bank National Association
                    (Sub Note)
   5,000,000          6.300%, 02/04/14 .............     A1            5,144
                   US West Capital Funding
                    (Guarantee Note)
   7,800,000          6.125%, 07/15/02 .............     B2            7,644
                   Washington Mutual, Inc Note
   5,000,000          5.625%, 01/15/07 .............     A3            5,064
                   Wells Fargo Bank NA (Sub Note)
   5,000,000          7.200%, 05/01/03 .............    AA2            5,198
   5,000,000       e  7.550%, 06/21/10 .............    AA2            5,571
   4,000,000          6.450%, 02/01/11 .............    AA2            4,181
   5,000,000          6.375%, 08/01/11 .............    AA3            5,199
                   Wells Fargo Financial, Inc (Sr Note)
   2,500,000       e  4.875%, 06/12/07 .............    AA2            2,497
                                                                  ----------
                   TOTAL FINANCIAL SERVICES                          505,481
                                                                  ----------
 HEALTH CARE--1.51%
                   Abbott Labs Note
  10,000,000          5.625%, 07/01/06 .............    AA3           10,363
                   Bristol-Myers Squibb Note
   4,500,000          4.750%, 10/01/06 .............    AA2            4,512
   7,500,000          5.750%, 10/01/11 .............    AA2            7,462
                   Collins & Aikman Products (Sr Note)
   2,000,000       e  10.750%, 12/31/11 ............     B1            2,010
                   Healthsouth Corp Note
   2,000,000          8.375%, 10/01/11 .............    BA1            2,070
   5,000,000          7.625%, 06/01/12 .............    BA1            4,953
                   HCA, Inc (Sr Note)
   5,000,000          6.950%, 05/01/12 .............    BA1            5,095
                   Johnson & Johnson Deb
   5,000,000       e  6.950%, 09/01/29 .............    AAA            5,447
                   Merck & Co, Inc Deb
  10,000,000          5.950%, 12/01/28 .............    AAA            9,466
                   Pfizer, Inc Note
   5,000,000          3.625%, 11/01/04 .............    AAA            5,032
                   Pharmacia Corp Note
   5,000,000          5.750%, 12/01/05 .............     A1            5,247
                   Tenet Healthcare Corp (Sr Note)
   3,750,000          5.000%, 07/01/07 .............   BAA3            3,718
   7,000,000          6.500%, 06/01/12 .............   BAA3            7,158
                   Wellpoint Health Networks Note
   1,000,000         6.375%, 01/15/12 .............   BAA1             1,036
                                                                  ----------
                   TOTAL HEALTH CARE                                  73,569
                                                                  ----------
 OTHER MORTGAGE BACKED SECURITIES--1.70%
                   CS First Boston Mortgage Securities
                    Corp Series 2001-Cp4 (Class A4)
  14,000,000          6.180%, 12/15/35 .............    AAA           14,512
                   First Union National Bank Commercial
                    Mortgage Series 1999-C4 (Class A2)
  23,087,000          7.390%, 12/15/31 .............    AAA           25,628
                   General Electric Capital Commercial
                    Mortgage Corp Series 2001-3
                    (Class A2)
  13,250,000          6.070%, 06/10/38 .............    N/R           13,638
                   Wachovia Bank Commercial Mortgage
                    Trust Series 2002 (Class A4)
  28,000,000          6.287%, 04/15/34 .............    AAA           29,160
                                                                  ----------
                   TOTAL OTHER MORTGAGE BACKED SECURITIES             82,938
                                                                  ----------

 OTHER--0.10%
                   Camden Property Trust Note
   5,000,000          5.875%, 06/01/07 .............   BAA2            5,059
                                                                  ----------
                   TOTAL OTHER                                         5,059
                                                                  ----------
 PRODUCER DURABLES--0.46%
                   Allied Waste North America
                    (Guarantee Note)
   2,000,000          7.875%, 01/01/09 .............    BA3            1,920
                   Canadian Natural Resources Ltd Note
   5,000,000          7.200%, 01/15/32 .............   BAA1            5,080
                   Emerson Electric Note
   5,000,000          5.625%, 11/15/13 .............     A2            4,928
                   Ingersoll-Rand Co Note
   5,000,000          5.750%, 02/14/03 .............     A3            5,094
                   Tyco Internationall Ltd Note
   2,000,000       e  6.375%, 10/15/11 .............    BA2            2,296
                   Waste Management, Inc Deb
   3,000,000          7.750%, 05/15/32 .............    BA1            3,010
                                                                  ----------
                   TOTAL PRODUCER DURABLES                            22,328
                                                                  ----------
 TECHNOLOGY--0.07%
                   Advanstar Communications, Inc
                    (Guarantee Note)
   2,000,000          12.000%, 02/15/11 ............   CAA1            1,680
                   Solectron Corp (Sr Note)
   2,000,000       e  9.625%, 02/15/09 .............    BA3            1,800
                                                                  ----------
                   TOTAL TECHNOLOGY                                    3,480
                                                                  ----------
 TRANSPORTATION--0.87%
                   Burlington North Santa Fe
   5,000,000          5.900%, 07/01/12 .............   BAA2            4,933
                   Continental Airlines, Inc Note
   5,000,000          6.563%, 02/15/12 .............    AAA            5,206
                   Norfolk Southern Corp (Sr Note)
   5,000,000          7.250%, 02/15/31 .............   BAA1            5,181
                   Southwest Airlines Corp
                    (Pass Thru Certificate Class A)
   2,000,000          5.496%, 11/01/06 .............    AA2            2,047
                   Union Pacific Corp Note
   4,400,000          7.600%, 05/01/05 .............   BAA3            4,784
   5,000,000          5.750%, 10/15/07 .............   BAA3            5,139
   5,000,000          7.250%, 11/01/08 .............   BAA3            5,429
   4,500,000       e  6.500%, 04/15/12 .............   BAA3            4,702
                   Union Pacific Resources Deb
   5,000,000          7.150%, 05/15/28 .............   BAA1            5,149
                                                                  ----------
                   TOTAL TRANSPORTATION                               42,570
                                                                  ----------

+As provided by Moody's Investors Services (Unaudited)

 SEE NOTES TO FINANCIAL STATEMENTS


18  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - BOND MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                         --------     ----------
 UTILITIES--4.99%
                   A T & T Corp (Sr Note)
$  3,000,000       e  6.500%, 11/15/06 .............   BAA2          $ 2,640
   5,000,000          6.000%, 03/15/09 .............   BAA2            3,950
  13,250,000          7.300%, 11/15/11 .............   BAA2           10,998
                   A T & T Wireless Services, Inc
                    (Sr Note)
   5,500,000       e  7.500%, 05/01/07 .............   BAA2            4,730
   7,750,000       e  8.125%, 05/01/12 .............   BAA2            6,320
                   Alabama Power Co (Sr Note)
   5,000,000          7.125%, 08/15/04 .............     A2            5,330
                   Alltel Corp
   3,000,000          7.000%, 07/01/12 .............     A2            2,993
                   American Electric Power Note
   4,000,000       e  6.125%, 05/15/06 .............   BAA1            4,075
                   Arizona Public Service Note
   4,000,000       e  6.500%, 03/01/12 .............   BAA1            4,100
                   Bellsouth Telecommunication Note
   5,000,000          6.500%, 06/15/05 .............    AA2            5,340
                   Bellsouth Capital Funding Deb
   4,000,000          7.875%, 02/15/30 .............    AA3            4,478
                   Bellsouth Corp Note
   3,000,000          6.875%, 10/15/31 .............    AA3            2,972
                   British Telecom plc Deb
   5,000,000          8.125%, 12/15/10 .............   BAA1            5,441
                   Cingular Wireless (Deb)
   2,000,000       e  7.125%, 12/15/31 .............     A3            1,729
                   Cleveland Electric Illumination Co
                    (First Mortgage Bond)
   5,000,000          6.860%, 10/01/08 .............   BAA2            5,145
                   Cogentrix Energy, Inc
                    (Guarantee Note)
   5,000,000          8.750%, 10/15/08 .............   BAA3            4,408
                   Consolidated Edison, Inc Note
   5,000,000          6.375%, 04/01/03 .............     A1            5,139
                   Consumers Energy Co Note
   5,000,000          6.200%, 05/01/03 .............   BAA3            5,083
   1,500,000          6.000%, 03/15/05 .............   BAA3            1,370
                   Detroit Edison Co
                    (First Mortgage Bond)
   7,000,000          6.125%, 10/01/10 .............     A3            6,977
                   Dominion Resources, Inc
   3,000,000          6.250%, 06/30/12 .............   BAA1            2,997
                   DPL, Inc (Sr Note)
   3,000,000          6.875%, 09/01/11 .............   BAA1            2,957
                   DTE Energy Co (Sr Note)
   3,000,000          6.650%, 04/15/09 .............   BAA2            3,126
                   El Paso Electric Co
                    (First Mortgage Bond)
   5,000,000          8.900%, 02/01/06 .............   BAA3            5,434
                   First Energy Corp
   5,000,000          6.450%, 11/15/11 .............   BAA2            4,854
                   Florida Power & Light
                    (First Mortgage Bond)
   5,000,000          6.875%, 12/01/05 .............    AA3            5,334
                   Georgia Power Co (Sr Note)
   5,000,000          5.500%, 12/01/05 .............     A2            5,125
                   Gray Communication System
                    (Sr Sub Note)
   1,000,000          9.250%, 12/15/11 .............     B3            1,020
                   GTE California, Inc Deb
   5,000,000          7.650%, 03/15/07 .............    AA3            5,394
                   Ingram Micro, Inc (Sr Sub Note)
   2,000,000          9.875%, 08/15/08 .............    BA2            2,100
                   Lenfest Communications
                    (Sr Sub Note)
   5,000,000         8.250%, 02/15/08 ..............   BAA3            5,203
                   Niagara Mohawk Power
                    (First Mortgage Deb)
   4,500,000          5.875%, 09/01/02 .............   BAA2            4,520
                   Nisource Finance Corp
                    (Guarantee Note)
   5,000,000          7.875%, 11/15/10 .............   BAA3            5,167
                   Ohio Edison Co (First Mortgage Deb)
   8,700,000          7.375%, 09/15/02 .............   BAA1            8,769
                   Oncor Electric Delivery Co Note
   4,500,000          6.375%, 05/01/12 .............     A3            4,623
                   Puget Energy, Inc (Sr Note)
   5,000,000          7.020%, 12/01/27 .............   BAA2            4,636
                   Qwest Corp Note
   5,000,000       e  8.875%, 03/15/12 .............    BA3            4,508
                   SBC Communications, Inc Note
   5,500,000          5.750%, 05/02/06 .............    AA3            5,682

                   Southern Natural Gas Co Note
   3,500,000          7.350%, 02/15/31 .............   BAA1            3,202
                   Southern Power Co
   3,500,000          6.250%, 07/15/12 .............   BAA1            3,510
                   Sprint Capital Corp Deb
   7,000,000          6.000%, 01/15/07 .............   BAA3            5,454
   4,000,000       e,g 8.750%, 03/15/32 ............   BAA3            3,008
                   Telecom De Puerto Rico
                    (Guarantee Note)
  10,000,000          6.800%, 05/15/09 .............   BAA1            9,412
                   Telus Corp Note
   5,000,000          7.500%, 06/01/07 .............   BAA2            4,342
                   TXU Corp (Sr Sub Note)
   7,500,000          6.375%, 06/15/06 .............   BAA3            7,714
                   Union Pacific Corp Note
   1,000,000          6.125%, 01/15/12 .............   BAA3            1,018
                   Verizon Global Note
   8,000,000          7.750%, 12/01/30 .............     A1            7,715
                   Verizon Global Funding Corp Note
  12,000,000          5.375%, 12/15/06 .............     A2           11,195
   2,000,000       e  7.750%, 06/15/32 .............     A1            1,924
                   Verizon New Jersey, Inc Deb
   5,000,000          5.875%, 01/17/12 .............    AA2            4,671
                   Vodafone Group plc Note
   5,000,000          7.625%, 02/15/05 .............     A2            5,323
                                                                  ----------
                   TOTAL UTILITIES                                   243,155
                                                                  ----------
                   TOTAL CORPORATE BONDS
                    (COST $1,540,602)                              1,561,006
                                                                  ----------
GOVERNMENT BONDS--64.72%
 AGENCY SECURITIES--6.26%
                   Federal Home Loan Mortgage Corp
                    (FHLMC)
 118,000,000       e  6.875%, 01/15/05 .............    AAA          127,948
  20,000,000          4.250%, 06/15/05 .............    AAA           20,406
  11,200,000       e  5.250%, 01/15/06 .............    AAA           11,678
   3,000,000          7.100%, 04/10/07 .............    AAA            3,350
  15,000,000          5.875%, 03/21/11 .............    AA2           15,375
  30,000,000       e  6.375%, 08/01/11 .............    AA2           31,275
                   Federal National Mortgage
                    Association (FNMA)
  16,000,000       e  4.750%, 03/15/04 .............    AAA           16,510
  40,000,000       e  5.500%, 05/02/06 .............    AA2           42,017
  10,000,000          5.250%, 01/15/09 .............    AAA           10,214
  25,000,000          6.250%, 02/01/11 .............    AAA           26,279
                                                                  ----------
                   TOTAL AGENCY SECURITIES                           305,052
                                                                  ----------

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  19

   Statement of Investments - BOND MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                         --------     ----------
 FOREIGN GOVERNMENT BONDS--2.00%
                   Canada Government Note
$  5,500,000       e  6.750%, 08/28/06 .............    AAA       $    6,052
                   Province Of British Columbia Note
   5,000,000          4.625%, 10/03/06 .............    AA2            5,062
  13,000,000       e  5.375%, 10/29/08 .............    AA2           13,453
                   Province Of Manitoba Note
   5,000,000       e  4.250%, 11/20/06 .............    AA3            4,994
                   Province Of Ontario Canada
  13,400,000          7.000%, 08/04/05 .............    AA2           14,622
   5,000,000          5.500%, 10/01/08 .............    AA2            5,189
                   Province Of Quebec Canada
  10,000,000          6.125%, 01/22/11 .............     A1           10,502
  10,000,000       e  7.500%, 09/15/29 .............     A1           11,451
                   Republic Of Chile Deb
   9,250,000       e  5.625%, 07/23/07 .............   BAA1            9,112
                   Republic Of Poland
   4,750,000          6.250%, 07/03/12 .............   BAA1            4,712
                   United Mexican States Note
   3,500,000          10.375%, 02/17/09 ............   BAA2            4,002
   8,500,000       e  7.500%, 01/14/12 .............   BAA2            8,402
                                                                  ----------
                   TOTAL FOREIGN GOVERNMENT BONDS                     97,553
                                                                  ----------
 MORTGAGE BACKED SECURITIES--36.02%
                   Federal Home Loan Mortgage Corp
                    Gold (FGLMC)
   1,140,815          7.000%, 09/01/10 .........................       1,204
   5,941,326          7.000%, 07/01/13 .........................       6,256
  18,323,026          6.500%, 12/01/16 .........................      19,019
  13,533,120          7.000%, 10/01/20 .........................      14,121
     942,631          7.000%, 05/01/23 .........................         983
 110,000,000       h  8.000%, 07/25/30 .........................     116,909
   7,932,976          8.000%, 01/01/31 .........................       8,419
 121,000,000       h  7.500%, 07/25/31 .........................     126,975
  35,000,000       h  7.000%, 07/25/31 .........................      36,247
  68,417,661          7.000%, 10/01/31 .........................      70,943
   2,310,532          7.000%, 11/01/31 .........................       2,396
   3,332,322          7.000%, 12/01/31 .........................       3,455
   1,892,360          7.000%, 12/01/31 .........................       1,962
   1,774,692          7.000%, 12/01/31 .........................       1,840
   3,523,635          7.000%, 12/01/31 .........................       3,654
   1,910,412          7.000%, 12/01/31 .........................       1,981
   1,692,144          7.000%, 12/01/31 .........................       1,755
   4,141,963          7.000%, 12/01/31 .........................       4,295
   3,528,988          7.000%, 12/01/31 .........................       3,659
  43,751,391          7.500%, 12/01/31 .........................      45,970
   3,176,111          7.000%, 01/01/32 .........................       3,293
   1,139,602          7.000%, 01/01/32 .........................       1,181
   9,299,362          8.000%, 02/01/32 .........................       9,868
 120,000,000       h  6.500%, 08/25/32 .........................     121,944
                   Federal Home Loan Mortgage Corp (FHLMC)
   2,512,639          6.000%, 04/01/11 .........................       2,598
                   Federal National Mortgage Association (FNMA)
     466,907          6.000%, 12/01/02 .........................         469
     555,597          6.000%, 12/01/08 .........................         577
   5,333,511          6.500%, 05/01/09 .........................       5,587
   1,091,151          7.500%, 11/01/10 .........................       1,159
     693,895          8.000%, 06/01/11 .........................         739
     161,311          8.000%, 07/01/11 .........................         172
   3,090,170          6.000%, 03/01/13 .........................       3,192
  28,356,460       d  6.000%, 10/01/13 .........................      29,291
  32,772,345       d  6.000%, 12/01/13 .........................      33,733
   2,756,832          7.500%, 02/01/15 .........................       2,921
  11,256,018       d  7.500%, 04/01/15 .........................      11,932
     551,405          6.500%, 02/01/16 .........................         570
     740,139          6.500%, 03/01/16 .........................         766
     586,695          6.500%, 04/01/16 .........................         607
  22,183,128       d  6.500%, 09/01/16 .........................      23,017
  10,920,621          6.500%, 10/01/16 .........................      11,331
   7,148,072          6.500%, 11/01/16 .........................       7,417
  11,686,143          6.000%, 01/01/19 .........................      11,859
   1,290,387          6.000%, 02/01/19 .........................       1,309
   3,126,590          8.000%, 03/01/23 .........................       3,357
   4,740,319          8.000%, 07/01/24 .........................       5,081
     820,790          9.000%, 11/01/25 .........................         901
  13,208,860          6.000%, 01/01/28 .........................      13,308
  37,093,023       d  6.000%, 02/01/28 .........................      37,403
 381,000,000       h  6.500%, 07/25/31 .........................     388,384
  41,000,000       h  6.000%, 07/25/32 .........................      40,898
 150,000,000       h  7.000%, 08/25/32 .........................     154,875

                   Government National Mortgage Association (GNMA)
      81,532          8.500%, 10/15/09 .........................          88
     338,737          8.500%, 12/15/09 .........................         364
   1,235,582          9.000%, 12/15/09 .........................       1,344
     310,651          8.500%, 01/15/10 .........................         334
      60,306          9.000%, 06/15/16 .........................          67
     100,643          9.000%, 08/15/16 .........................         111
     188,232          9.000%, 09/15/16 .........................         208
      16,379          9.000%, 10/15/16 .........................          18
      94,823          9.000%, 11/15/16 .........................         105
     158,174          9.000%, 12/15/16 .........................         175
     940,888          9.500%, 12/15/16 .........................       1,052
      52,650          9.000%, 07/15/17 .........................          58
      94,190          9.000%, 06/15/20 .........................         104
   3,012,471          6.500%, 09/15/23 .........................       3,106
   1,978,800          6.500%, 01/15/24 .........................       2,038
   1,272,837          6.500%, 03/15/24 .........................       1,311
   8,644,378          6.500%, 05/15/24 .........................       8,904
     883,896          8.000%, 06/15/24 .........................         948
   3,139,099          6.500%, 09/15/24 .........................       3,233
  13,583,536          6.500%, 12/15/27 .........................      13,938
     295,550          6.500%, 10/15/28 .........................         303
   9,880,222          6.500%, 11/15/28 .........................      10,133
   3,681,156          8.500%, 11/20/30 .........................       3,925
   3,830,268          8.500%, 12/20/30 .........................       4,085
  34,996,665          6.500%, 06/15/31 .........................      35,779
 160,000,000       h  7.000%, 06/15/31 .........................     166,050
  27,000,000       h  7.000%, 07/20/31 .........................      28,021
  48,000,000       h  7.500%, 07/15/32 .........................      50,595
  15,000,000       h  8.000%, 07/15/32 .........................      15,956
                                                                  ----------
                   TOTAL MORTGAGE BACKED SECURITIES                1,754,135
                                                                  ----------
 U.S. TREASURY SECURITIES--20.44%
                   U.S. Treasury Bond
  92,000,000        e 10.000%, 05/15/10 ........................     108,025
 204,700,000          7.250%, 05/15/16 .........................     241,250
  80,800,000        e 8.750%, 05/15/17 .........................     107,809
  71,000,000        e 6.250%, 05/15/30 .........................      76,910
  18,840,000        e 5.375%, 02/15/31 .........................      18,448
                   U.S. Treasury Inflation Indexed
 105,521,190        k 3.375%, 01/15/07 .........................     109,758
 271,505,747        k 3.625%, 01/15/08 .........................     284,233
                   U.S. Treasury Note
  25,000,000        e 3.000%, 02/29/04 .........................      25,146
  15,650,000      e,h 4.375%, 05/15/07 .........................      15,865
   8,400,000      e,h 4.875%, 02/15/12 .........................       8,432
                                                                  ----------
                   TOTAL U.S. TREASURY SECURITIES                    995,876
                                                                  ----------
                   TOTAL GOVERNMENT BONDS
                    (COST $3,100,538)                              3,152,616
                                                                  ----------
                   TOTAL BONDS
                    (COST $4,641,140)                              4,713,622
                                                                  ----------

+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS


20  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - BOND MARKET ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                      VALUE (000)
   ---------                                                      ----------
SHORT TERM INVESTMENTS--34.40%
 COMMERCIAL PAPER--16.06%
                   American Express Credit Corp
$ 50,000,000        d 1.750%, 07/15/02 .........................  $   49,958
                   American Honda Finance Corp
  14,500,000      c,d 1.750%, 07/22/02 .........................      14,483
  32,996,000        d 1.750%, 07/29/02 .........................      32,946
                   Barclays U.S. Funding Corp
  50,000,000        d 1.820%, 08/15/02 .........................      49,882
                   Beta Finance, Inc
  16,132,000      c,d 1.790%, 07/25/02 .........................      16,110
                   Campbell Soup Co
  25,000,000      c,d 1.830%, 07/01/02 .........................      24,996
                   CC (USA), Inc
  25,800,000        c 1.800%, 09/23/02 .........................      25,690
                   Ciesco LP
  33,100,000      c,d 1.770%, 07/23/02 .........................      33,059
                   Coca-Cola Enterprises, Inc
  21,200,000        c 1.840%, 12/19/02 .........................      21,015
                   Edison Asset Securitization LLC
  10,167,000      c,d 1.820%, 07/16/02 .........................      10,158
  27,100,000      c,d 1.840%, 08/16/02 .........................      27,035
                   Emerson Electric Co
   9,400,000      c,d 1.750%, 07/02/02 .........................       9,398
                   Enterprise Funding Corp
  32,000,000        c 1.780%, 07/24/02 .........................      31,959
                   Gannett, Inc
  40,000,000        d 1.750%, 07/17/02 .........................      39,963
                   General Electric Capital Corp
  50,000,000        d 1.750%, 07/15/02 .........................      49,958
                   Govco, Inc
  10,000,000      c,d 1.830%, 07/17/02 .........................       9,991
  15,000,000        c 1.790%, 09/23/02 .........................      14,936
                   Greyhawk Funding LLC
  50,000,000      c,d 1.830%, 08/21/02 .........................      49,867
                   Kitty Hawk Funding Corp
  50,000,000      c,d 1.820%, 09/03/02 .........................      49,835
                   Morgan Stanley Dean Witter
  47,200,000        d 1.790%, 07/08/02 .........................      47,177
                   Pfizer, Inc
  50,000,000      c,d 1.740%, 07/17/02 .........................      49,953
                   Receivables Capital Corp
  29,648,000      c,d 1.810%, 07/08/02 .........................      29,633
  20,000,000      c,d 1.800%, 07/22/02 .........................      19,976
                   Sigma Finance, Inc
  50,000,000      c,d 1.850%, 07/29/02 .........................      49,924
                   Toronto Dominion Holdings (U.S.)
  25,000,000        d 1.800%, 08/21/02 .........................      24,934
                                                                  ----------
                   TOTAL COMMERCIAL PAPER                            782,836
                                                                  ----------
 U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--11.65%
                   Federal Home Loan Mortgage Corp (FHLMC)
  25,000,000        d 1.720%, 07/02/02 .........................      24,995
  21,571,000        d 1.760%, 07/03/02 .........................      21,566
  80,000,000        d 1.740%, 07/18/02 .........................      79,922
  23,400,000        d 1.800%, 08/09/02 .........................      23,353
                   Federal National Mortgage Association (FNMA)
  30,800,000        d 1.800%, 07/03/02 .........................      30,792
  93,000,000        d 1.750%, 07/10/02 .........................      92,946
 150,000,000        d 1.800%, 07/17/02 .........................     149,862
   4,700,000        d 1.760%, 07/31/02 .........................       4,693
  44,600,000        d 1.860%, 08/06/02 .........................      44,516
  25,000,000        d 1.820%, 08/15/02 .........................      24,942
  50,000,000        d 1.790%, 08/28/02 .........................      49,853
  20,000,000        d 2.040%, 10/02/02 .........................      19,907
                                                                  ----------
                   TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT
                    NOTES                                            567,347
                                                                  ----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED--6.69%
REPURCHASE AGREEMENTS
                   Bear Stearns & Co, 2.000% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $38,647,147
                    (Fully Collateralized By High Grade Debt
                    Obligations:
 $38,645,000          TOTAL MARKET VALUE $39,584,845) ..........  $   38,645
                   Goldman Sachs & Co, 1.970% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $75,004,104
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  75,000,000          TOTAL MARKET VALUE $76,500,000) ..........      75,000
                   Lehman Brothers, Inc, 1.970% Dated 06/28/02,
                    07/01/02 In The Amount Of $90,004,925
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  90,000,000          TOTAL MARKET VALUE $91,792,247) ..........      90,000

                   Merrill Lynch & Co, Inc, 1.960% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $61,003,321
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  61,000,000          TOTAL MARKET VALUE $62,220,038) ..........      61,000
                   Morgan Stanley & Co, Inc, 1.960% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $61,003,321
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  61,000,000          TOTAL MARKET VALUE $62,274,469) ..........      61,000
                                                                  ----------
                   TOTAL INVESTMENTS OF CASH COLLATERAL              325,645
                                                                  ----------
                   TOTAL SHORT TERM INVESTMENTS
                    (COST $1,672,536)                              1,675,828
                                                                  ----------
                   TOTAL PORTFOLIO--131.17%
                    (COST $6,313,676)                              6,389,450
                   OTHER ASSETS & LIABILITIES, NET--(31.17)%      (1,518,203)
                                                                  ----------
                   NET ASSETS--100%                               $4,871,247
                                                                  ==========

-----------
c Commercial Paper issued under Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e    All or a portion of these securities are out on loan.
g Securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2002, the value of these securities amounted to $4,993,265 or 0.10% of net assets.
h    These securities were purchased on a delayed delivery basis.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  21

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                        --------      ----------
BONDS--39.60%
 CORPORATE BONDS--12.71%
  ASSET BACKED--1.82%
                   Capital One Master Trust
                    Series 2000-2 (Class A)
 $10,000,000          7.200%, 08/15/08 .............    AAA        $  10,915
                   Capital One Master Trust
                    Series 2001-3A (Class A)
   5,000,000          5.450%, 03/16/09 .............    AAA            5,209
                   Capital One Master Trust
                    Series 2001-3C (Class C)
   5,000,000          7.900%, 10/15/10 .............    AAA            5,364
                   Chase Funding Mortgage Loan
                    Asset-Backed Certificates
                    Series 2002-1 (Class 1A4)
  12,000,000          5.742%, 09/25/08 .............    AAA           12,316
                   Countrywide Asset-Backed Certificates
                    Series 2002-S2 (Class A5)
   5,000,000          5.478%, 06/30/32 .............    AAA            5,038
                   Greenpoint Manufactured Housing
                    Series 1999-1 (Class A2)
   9,696,238          6.010%, 08/15/15 .............    AAA            9,896
                   Household Automotive Trust
                    Series 2000-2 (Class A3)
   4,500,000          3.680%, 04/17/06 .............    AAA            4,543
                   MBNA Master Credit Card Trust
                    Series 2000-A (Class A)
  12,850,000          7.550%, 07/16/07 .............     A2           14,027
                   Rider Vehicle Lease Trust
                    Series 2001-A (Class A4)
  10,000,000          5.810%, 08/15/06 .............    AAA           10,375
                   Washington Mutual
                    Series 2002-AR5 (Class 2A4)
   2,000,000          5.355%, 06/25/32 .............    AAA            2,031
                                                                  ----------
                   TOTAL ASSET BACKED                                 79,714
                                                                  ----------
 CONSUMER CYCLICAL--1.69%
                   A.H. Belo Corp Deb
   5,000,000          7.250%, 09/15/27 .............   BAA3            4,391
                   AOL Time Warner, Inc Note
   5,000,000          6.875%, 05/01/12 .............   BAA1            4,611
                   Clear Channel Communication
                    (Sr Note)
   5,000,000          7.875%, 06/15/05 .............   BAA3            5,261
                   Comcast Cable Communication
                    (Sr Note)
   4,000,000          6.875%, 06/15/09 .............   BAA2            3,723
                   Cooper Industries Note
   5,000,000          5.250%, 07/01/07 .............     A3            4,999
                   Cox Communications, Inc Deb
   5,000,000          6.530%, 02/01/28 .............   BAA2            4,935
                   Hubbell, Inc Note
   5,000,000          6.375%, 05/15/12 .............     A3            5,134
                   McDonald's Corp Note
   5,000,000          5.750%, 03/01/12 .............    AA3            5,062
                   Sears Roebuck Acceptance Note
   5,000,000          6.990%, 09/30/02 .............   BAA1            5,057
   3,000,000          6.000%, 03/20/03 .............   BAA1            3,072
   2,000,000          7.000%, 06/01/32 .............   BAA1            1,916
                   Target Corp Note
   7,500,000          5.375%, 06/15/09 .............     A2            7,496
                   Time Warner, Inc (Guarantee Note)
   5,000,000          6.625%, 05/15/29 .............   BAA1            3,898
                   Valspar Corp Note
   4,500,000          6.000%, 05/01/07 .............   BAA2            4,556
                   Walt Disney Co Note
   5,000,000          5.250%, 11/10/03 .............     A3            5,129
   5,000,000       e  5.375%, 06/01/07 .............     A3            5,036
                                                                  ----------
                   TOTAL CONSUMER CYCLICAL                            74,276
                                                                  ----------
 CONSUMER NON-CYCLICAL--1.06%
                   General Mills, Inc Note
  10,000,000          5.125%, 02/15/07 .............   BAA1            9,993
  10,000,000          6.000%, 02/15/12 .............   BAA1            9,906
                   HJ Heinz Finance Co
                    (Guarantee Note)
   4,000,000          6.625%, 07/15/11 .............     A3            4,192
   7,500,000          6.000%, 03/15/12 .............     A3            7,537
                   Kellogg Co Note
   5,000,000          6.600%, 04/01/11 .............   BAA2            5,243
                   Kroger Co (Guarantee Note)
   5,000,000          6.200%, 06/15/12 .............   BAA3            4,978
                   Safeway, Inc Note
   4,155,000          7.500%, 09/15/09 .............   BAA2            4,587
                                                                  ----------
                   TOTAL CONSUMER NON-CYCLICAL                        46,436
                                                                  ----------

 ENERGY--0.37%
                   Anadarko Finance (Guarantee Note)
   5,515,000          6.750%, 05/01/11 .............   BAA1            5,771
                   Louisiana Land & Exploration Deb
   3,950,000          7.625%, 04/15/13 .............   BAA1            4,236
                   Transcontinental Gas Note
   5,000,000          6.125%, 01/15/05 .............   BAA2            4,767
                   Williams Cos, Inc Note
   1,650,000          8.125%, 03/15/12 .............   BAA3            1,384
                                                                  ----------
                   TOTAL ENERGY                                       16,158
                                                                  ----------
 FINANCIAL SERVICES--4.58%
                   America General Corp Note
   5,000,000          7.500%, 08/11/10 .............    AAA            5,595
                   Albertsons, Inc Deb
   7,000,000          8.000%, 05/01/31 .............   BAA1            7,749
                   Aristar, Inc (Sr Note)
   5,000,000          5.850%, 01/27/04 .............     A3            5,186
                   Bank Of America Corp (Sub Note)
  10,000,000          6.875%, 02/15/05 .............    AA3           10,693
   5,000,000       e  5.250%, 02/01/07 .............    AA2            5,104
                   Bank One Corp Note
   9,700,000          6.375%, 01/30/09 .............     A1           10,120
   3,000,000          5.900%, 11/15/11 .............     A1            2,998
                   Burlington Resource
                    (Guarantee Note)
   5,000,000          6.400%, 08/15/11 .............   BAA1            5,093
                   Charter One Bank FSB Note
   5,000,000          6.375%, 05/15/12 .............     A3            5,129
                   Countrywide Home Loans, Inc
                    (Guarantee Note)
   5,000,000          5.625%, 05/15/07 .............     A3            5,113
                   Credit Suisse First Boston USA,
                    Inc Note
   6,000,000          6.500%, 01/15/12 .............    AA3            6,047
                   Deere & Co Note
   5,000,000          7.125%, 03/03/31 .............     A3            5,089
                   First Union Corp
  10,000,000          6.300%, 04/15/08 .............     A2           10,314
                   Goldman Sachs & Co Deb
   5,000,000          7.625%, 08/17/05 .............     A1            5,480
   5,000,000          6.600%, 01/15/12 .............     A1            5,093
                   Hartford Financial (Sr Note)
   6,000,000          6.375%, 11/01/08 .............     A2            6,275


+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS


22  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                        --------      ----------
 FINANCIAL SERVICES--(CONTINUED)
                   Household Finance Corp Note
 $ 4,000,000          8.000%, 05/09/05 .............     A2       $    4,309
   5,000,000          8.000%, 07/15/10 .............     A2            5,281
                   Hudson United Bank (Sr Note)
   5,000,000          7.000%, 05/15/12 .............   BAA3            5,176
                   John Hancock Global Note
   5,000,000          5.625%, 06/27/06 .............    AA2            5,123
                   JP Morgan Chase & Co Note
   5,000,000          5.250%, 05/30/07 .............    AA3            5,029
                   Key Bank NA (Sub Note)
   5,000,000          7.000%, 02/01/11 .............     A2            5,276
                   Lincoln National Corp Note
   4,000,000          5.250%, 06/15/07 .............     A3            4,048
                   MBNA Corp Note
   5,000,000          6.250%, 01/17/07 .............   BAA2            5,117
                   Mellon Funding Corp (Guarantee Note)
   2,500,000          4.875%, 06/15/07 .............     A2            2,516
   5,000,000          6.400%, 05/14/11 .............     A1            5,229
                   Merrill Lynch & Co Note
   5,000,000       e  6.875%, 11/15/18 .............    AA3            5,059
                   National City Bank/Indiana Note
   5,000,000          0.000%, 07/20/07 .............    AA3            5,047
                   Regions Financial Corp (Sub Note)
   5,000,000          6.375%, 05/15/12 .............     A2            5,146
                   Suntrust Banks, Inc
   5,000,000          5.050%, 07/01/07 .............    AA3            5,052
                   Union Planters Bank NA Note
   5,000,000          5.125%, 06/15/07 .............     A1            5,042
                   Unumprovident Corp Deb
   3,000,000          7.375%, 06/15/32 .............   BAA2            2,948
                   US Bancorp (Sr Note)
   5,000,000          5.100%, 07/15/07 .............     A1            5,083
                   US Bank National Association
                    (Sub Note)
   5,000,000          6.300%, 02/04/14 .............     A1            5,144
                   Vornado Realty Note
   2,000,000          5.625%, 06/15/07 .............   BAA2            1,989
                   Washington Mutual Bank Note
   5,000,000          6.875%, 06/15/11 .............     A3            5,254
                   Wells Fargo Financial, Inc (Sr Note)
   3,750,000          4.875%, 06/12/07 .............    AA2            3,745
   3,500,000          6.125%, 04/18/12 .............    AA2            3,571
                                                                  ----------
                   TOTAL FINANCIAL SERVICES                          201,262
                                                                  ----------
 HEALTH CARE--0.65%
                   Johnson & Johnson Co Deb
   9,215,000          6.950%, 09/01/29 .............    AAA           10,039
                   Merck & Co, Inc
   6,000,000          5.250%, 07/01/06 .............    AAA            6,159
   6,380,000          5.950%, 12/01/28 .............    AAA            6,039
                   Tenet Healthcare Corp (Sr Note)
   3,000,000          6.500%, 06/01/12 .............   BAA3            3,068
                   Unitedhealth Group, Inc Note
   3,000,000          5.200%, 01/17/07 .............     A3            3,048
                                                                  ----------
                   TOTAL HEALTH CARE                                  28,353
                                                                  ----------
 OTHER MORTGAGE BACKED SECURITY--0.62%
                   JP Morgan Chase Commercial
                    Mortgage Finance Corp
                    Series 2001-Cib3 (Class A2)
  11,515,000       h  6.044%, 11/15/35 .............    N/R           12,013
                   JP Morgan Chase Commercial
                    Mortgage Finance Corp
                    Series 2001-Cibc (Class A3)
   7,430,000          6.260%, 03/15/33 .............    N/R            7,744
                   Wachovia Bank Commercial
                    Mortgage Trust
                    Series 2002-Cibc (Class A4)
   7,000,000          6.287%, 04/15/34 .............    AAA            7,290
                                                                  ----------
                   TOTAL OTHER MORTGAGE BACKED SECURITIES             27,047
                                                                  ----------
 PRODUCER DURABLES--0.19%
                   Emerson Electric Co Note
   8,500,000          5.750%, 11/01/11 .............     A2            8,517
                                                                  ----------
                   TOTAL PRODUCER DURABLES                             8,517
                                                                  ----------

 TECHNOLOGY--0.24%
                   Electronic Data System Note
   5,500,000          7.450%, 10/15/29 .............     A1            5,751
                   International Business Machines Deb
   5,000,000          6.500%, 01/15/28 .............     A1            4,896
                                                                  ----------
                   TOTAL TECHNOLOGY                                   10,647
                                                                  ----------
 TRANSPORTATION--0.27%
                   Delta Airlines, Inc Series 1992-B1
                    (Pass-Thu Certificates)
   1,719,500          8.270%, 09/23/07 .............   BAA1            1,692
                   Delta Airlines, Inc Deb
   4,374,028          8.950%, 01/12/12 .............   BAA1            4,472
                   Norfolk Southern Deb
   5,000,000          7.800%, 05/15/27 .............   BAA1            5,551
                                                                  ----------
                   TOTAL TRANSPORTATION                               11,715
                                                                  ----------
 UTILITIES--1.22%
                   A T & T Corp (Sr Note)
   5,000,000       e  7.300%, 11/15/11 .............   BAA2            4,150
   5,000,000          6.500%, 03/15/29 .............   BAA2            3,450
                   Bellsouth Corp Note
   5,000,000       d  6.875%, 10/15/31 .............    AA3            4,953
                   New England Telephone &
                    Telegraph Note
   5,000,000          7.650%, 06/15/07 .............    AA2            5,433
                   Nisource Finance Co (Guarantee
                    Note)
   5,000,000          7.500%, 11/15/03 .............   BAA3            4,996
                   SBC Communications, Inc Note
   3,500,000          5.750%, 05/02/06 .............    AA3            3,616
   5,000,000          5.875%, 02/01/12 .............    AA3            4,993
                   Sprint Capital Corp (Guarantee
                    Note)
   2,000,000          5.875%, 05/01/04 .............   BAA3            1,732
   5,500,000       g  8.750%, 03/15/32 .............   BAA3            4,136
                   Verizon Global Funding Corp Note
   5,000,000       e  6.750%, 12/01/05 .............     A1            5,182
   7,000,000          5.375%, 12/15/06 .............     A2            6,531
   5,000,000       d  5.650%, 11/15/11 .............    AA2            4,598
                                                                  ----------
                   TOTAL UTILITIES                                    53,770
                                                                  ----------
                   TOTAL CORPORATE BONDS
                    (COST $548,143)                                  557,895
                                                                  ----------

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  23

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                        RATINGS+      VALUE (000)
   ---------                                        --------      ----------
GOVERNMENT BONDS--26.89%
 AGENCY SECURITIES--1.37%
                   Federal Home Loan Mortgage Corp
                    (FHLMC)
$ 29,000,000          5.750%, 04/15/08 .............    AAA         $ 30,586
                   Federal National Mortgage
                    Association (FNMA)
  10,000,000       e  5.500%, 05/02/06 .............    AA2           10,504
   1,200,000       e  7.125%, 03/15/07 .............    AAA            1,340
  17,000,000          6.250%, 02/01/11 .............    AAA           17,870
                                                                  ----------
                   TOTAL AGENCY SECURITIES                            60,300
                                                                  ----------
 FOREIGN GOVERNMENT BOND--0.78%
                   Province Of Alberta Canada
  10,000,000       e  4.875%, 10/29/03 .............    AAA           10,272
                   Province Quebec Canada
   5,500,000       e  7.000%, 01/30/07 .............     A1            6,055
  11,000,000       e  7.500%, 09/15/29 .............     A1           12,595
                   Ontario Province Canada
   5,000,000       e  7.625%, 06/22/04 .............    AA3            5,417
                                                                  ----------
                   TOTAL FOREIGN GOVERNMENT BONDS                     34,339
                                                                  ----------
 MORTGAGE BACKED SECURITIES--15.89%
                   Federal Home Loan Mortgage Corp Gold
                    (FGLMC)
   4,771,940          6.500%, 12/01/16 .........................       4,953
  11,277,600          7.000%, 10/01/20 .........................      11,768
     377,276          7.000%, 05/01/23 .........................         394
  10,802,122          6.500%, 03/01/29 .........................      11,073
  40,000,000        h 8.000%, 07/25/30 .........................      42,512
   4,715,405          8.000%, 01/01/31 .........................       5,004
  67,000,000        h 7.000%, 07/25/31 .........................      69,993
  33,398,782        d 7.000%, 10/01/31 .........................      34,631
   4,848,013          7.000%, 12/01/31 .........................       5,027
   6,178,097          7.000%, 01/01/32 .........................       6,406
  14,595,929          7.000%, 04/01/32 .........................      15,135
  64,000,000        h 6.500%, 08/25/32 .........................      65,037
                   Federal Home Loan Mortgage Corp (FHLMC)
   1,679,255          6.000%, 03/01/11 .........................       1,739
                   Federal National Mortgage Association (FNMA)
      11,036          8.500%, 02/01/05 .........................          11
     395,128          7.500%, 06/01/11 .........................         419
     209,662          8.000%, 06/01/11 .........................         223
     322,620          8.000%, 07/01/11 .........................         344
     102,690          7.500%, 08/01/11 .........................         109
     106,720          7.500%, 09/01/11 .........................         113
     355,996          7.500%, 10/01/11 .........................         378
   2,829,979          7.000%, 04/01/12 .........................       2,980
   1,462,298          6.500%, 09/01/12 .........................       1,526
  37,134,328        d 6.000%, 03/01/13 .........................      38,358
  15,047,986        d 6.000%, 12/01/13 .........................      15,489
      59,192          8.500%, 11/01/14 .........................          64
   3,797,947          6.500%, 09/01/16 .........................       3,941
   3,731,231          6.500%, 10/01/16 .........................       3,871
  14,237,067          6.500%, 04/01/17 .........................      14,769
   5,916,746          6.000%, 01/01/19 .........................       6,004
   5,528,794          6.000%, 02/01/19 .........................       5,610
     857,492          8.000%, 03/01/23 .........................         921
   1,311,487          8.000%, 07/01/24 .........................       1,406
  80,000,000        h 6.500%, 07/25/31 .........................      81,550
  24,788,992          6.500%, 09/01/31 .........................      25,312
  28,500,448        d 6.500%, 10/01/31 .........................      29,102
  33,000,000        h 6.000%, 07/25/32 .........................      32,918
                   Government National Mortgage Association (GNMA)
      76,912          8.500%, 09/15/09 .........................          83
     190,378          8.500%, 10/15/09 .........................         205
      92,784          8.500%, 12/15/09 .........................         100
   1,194,648          9.000%, 12/15/09 .........................       1,300
     968,149          9.000%, 12/15/17 .........................       1,069
      66,243          9.000%, 03/15/20 .........................          73
      50,779          9.000%, 08/15/20 .........................          56
     781,121          8.000%, 06/15/22 .........................         841
     528,897          6.500%, 08/15/23 .........................         545
     343,262          6.500%, 09/15/23 .........................         354
   9,123,677          6.500%, 10/15/28 .........................       9,357
   7,624,584          6.500%, 05/20/31 .........................       7,762
   5,501,549          6.500%, 06/15/31 .........................       5,625
  93,000,000        h 7.000%, 06/15/31 .........................      96,516
  12,000,000        h 7.000%, 07/20/31 .........................      12,453
  15,000,000        h 7.500%, 07/15/32 .........................      15,811
   6,000,000        h 8.000%, 07/15/32 .........................       6,383
                                                                  ----------
                   TOTAL MORTGAGE BACKED SECURITIES                  697,623
                                                                  ----------

 U.S. TREASURY SECURITIES--8.85%
                   U.S. Treasury Bond
  47,500,000          10.000%, 05/15/10 ........................      55,774
 149,900,000          7.250%, 05/15/16 .........................     176,666
  10,000,000          6.250%, 05/15/30 .........................      10,832
   2,300,000        e 5.375%, 02/15/31 .........................       2,252
                   U.S. Treasury Inflation Indexed
  30,635,184        k 3.375%, 01/15/07 .........................      31,865
 100,145,562        K 3.625%, 01/15/08 .........................     104,840
                   U.S. Treasury Note
   3,330,000        e 4.375%, 05/15/07 .........................       3,376
   3,050,000        e 4.875%, 02/15/12 .........................       3,061
                                                                  ----------
                   TOTAL U.S. TREASURY SECURITIES ..............     388,666
                                                                  ----------
                   TOTAL GOVERNMENT BONDS
                    (COST $1,156,841)                              1,180,928
                                                                  ----------
                   TOTAL BONDS
                    (COST $1,704,984)                              1,738,823
                                                                  ----------
    SHARES
    -------
COMMON STOCK--59.99%
 AEROSPACE AND DEFENSE--0.21%
      26,120        * Echostar Communications Corp (Class A) ...         485
     161,576          Heico Corp ...............................       2,265
     231,518        * Ladish Co, Inc ...........................       2,824
       7,128          PerkinElmer, Inc .........................          79
      80,783        * Triumph Group, Inc .......................       3,603
                                                                  ----------
                      TOTAL AEROSPACE AND DEFENSE                      9,256
                                                                  ----------
 BASIC INDUSTRIES--2.81%
     188,926          Air Products & Chemicals, Inc ............       9,535
      75,882        * AK Steel Holding Corp ....................         972
      97,368          Amcol International Corp .................         667
      16,770        * American Standard Cos, Inc ...............       1,259
     131,800          Avery Dennison Corp ......................       8,270
     149,952       b* Birmingham Steel Corp ....................          55
      19,825          Black & Decker Corp ......................         956
      57,000          Cabot Corp ...............................       1,633
      16,987       e* Cabot Microelectronics Corp ..............         733
      37,795          Castle (A.M.) & Co .......................         472
      18,600          Centex Construction Products, Inc ........         677
      12,500          Centex Corp ..............................         722
      31,723          Century Aluminum Co ......................         472
       4,475        * Cleveland-Cliffs, Inc ....................         124
       1,500          Commercial Metals Co .....................          70
     149,645       e* Crown Cork & Seal Co, Inc ................       1,025
      34,571          Donnelly Corp ............................         933
      54,200        e Dr Horton, Inc ...........................       1,411
      97,900          Ecolab, Inc ..............................       4,526
     135,300          Engelhard Corp ...........................       3,832
     189,524       e* Fleetwood Enterprises, Inc ...............       1,649
       2,930          Gibraltar Steel Corp .....................          65
      39,316          H.B. Fuller Co ...........................       1,152

+As provided by Moody's Investors Services (Unaudited)

                       SEE NOTES TO FINANCIAL STATEMENTS


24  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                       VALUE (000)
   ---------                                                      ----------
 BASIC INDUSTRIES--(CONTINUED)
       5,418        * Imco Recycling, Inc ......................  $       53
      23,200          KB Home ..................................       1,195
     243,689          Kimberly-Clark Corp ......................      15,109
      17,600          Lennar Corp ..............................       1,077
      68,752        * Liquidmetal Technologies .................         798
      10,984        * Lone Star Technologies, Inc ..............         252
      11,600          M/I Schottenstein Homes, Inc .............         437
     224,873          Masco Corp ...............................       6,096
      21,808        * Material Sciences Corp ...................         306
      18,573          MDC Holdings, Inc ........................         966
      79,749          MeadWestvaco Corp ........................       2,676
      13,978        * Mueller Industries, Inc ..................         444
      62,065        * NS Group, Inc ............................         593
      53,009          Nucor Corp ...............................       3,448
      45,820        * Penwest Pharmaceuticals Co ...............         893
     162,256          Plum Creek Timber Co, Inc ................       4,981
      77,277          Praxair, Inc .............................       4,402
      68,100          Pulte Homes, Inc .........................       3,914
      21,394          Reliance Steel & Aluminum Co .............         653
      82,462          Roanoke Electric Steel Corp ..............       1,273
      99,954          Rohm & Haas Co ...........................       4,047
     115,700          Royal Gold, Inc ..........................       1,580
     128,745          Ryerson Tull, Inc ........................       1,497
      36,300          Ryland Group, Inc ........................       1,806
      61,513          Schnitzer Steel Industries, Inc (Class A)        1,373
      86,075          Sigma-Aldrich Corp .......................       4,317
         400        * Silgan Holdings, Inc .....................          16
       8,046          Snap-On, Inc .............................         239
     126,950          Sonoco Products Co .......................       3,595
      22,700          Standard-Pacific Corp ....................         796
      52,224          Stanley Works ............................       2,142
      10,262        * Steel Dynamics, Inc ......................         169
       8,820        * Stillwater Mining Co .....................         144
       6,848          Temple-Inland, Inc .......................         396
      20,000        * Toll Brothers, Inc .......................         586
      94,563          Vulcan Materials Co ......................       4,142
      29,200          WD-40 Co .................................         811
     270,750          Worthington Industries, Inc ..............       4,901
                                                                  ----------
                      TOTAL BASIC INDUSTRIES                         123,333
                                                                  ----------
 CONSUMER CYCLICAL--5.57%
      43,900        * American Axle & Manufacturing Holdings, Inc      1,306
   1,344,190          AOL Time Warner, Inc .....................      19,773
      22,981        * Apollo Group, Inc (Class A) ..............         906
      48,230          Arvinmeritor, Inc ........................       1,158
     102,996          Autoliv, Inc .............................       2,595
      23,900          Bandag, Inc ..............................         677
      50,347          Barnes Group, Inc ........................       1,153
      92,949        * Bed Bath & Beyond, Inc ...................       3,508
      39,960        * Boca Resorts, Inc (Class A) ..............         529
      27,385          Brunswick Corp ...........................         767
       3,498          Bush Industries, Inc (Class A) ...........          42
      26,134        * Cablevision Systems Corp (Class A) .......         247
      17,578          Callaway Golf Co .........................         278
     126,589        * Charter Communications, Inc (Class A) ....         516
       6,300       e* Comcast Corp (Class A) ...................         152
     365,769        * Comcast Corp (Class A) Special ...........       8,720
      84,449          Dana Corp ................................       1,565
     153,300          Darden Restaurants, Inc ..................       3,787
     482,903          Delphi Corp ..............................       6,374
       4,025        * Dick Clark Productions, Inc ..............          58
      85,565          Dollar General Corp ......................       1,628
      15,723        * Dollar Tree Stores, Inc ..................         620
      41,000          Dow Jones & Co, Inc ......................       1,986
      25,900        * Dura Automotive Systems, Inc .............         537
       1,100          Escalade, Inc ............................          25
      17,000        * EUniverse, Inc ...........................         105
      44,660        * Extended Stay America, Inc ...............         724
      42,081          Family Dollar Stores, Inc ................       1,483
      62,400     b,e* Federal-Mogul Corp .......................          44
      22,208        * Foot Locker, Inc .........................         321
     264,130          Gap, Inc .................................       3,751
      19,189        * Gaylord Entertainment Co .................         423
      18,144        * Gentex Corp ..............................         498
     191,850          Genuine Parts Co .........................       6,690
      79,050          Graco, Inc ...............................       1,987
     162,587          Harley-Davidson, Inc .....................       8,336
      13,245        * IMPCO Technologies, Inc ..................         174
     178,070          Interpublic Group Of Cos, Inc ............       4,409
     107,895          J.C. Penney Co, Inc ......................       2,376
      76,289          Johnson Controls, Inc ....................       6,226
      34,060        * K2, Inc ..................................         349
     120,055        * Kohl's Corp ..............................       8,413

      30,299        * Lamar Advertising Co .....................       1,127
      12,820        * Lear Corp ................................         593
      53,944          Leggett & Platt, Inc .....................       1,262
   1,044,492        * Liberty Media Corp (Class A) .............      10,445
      31,554          Liz Claiborne, Inc .......................       1,003
      11,639        * Luby's, Inc ..............................          77
       7,273          Marcus Corp ..............................         121
     186,515          May Department Stores Co .................       6,142
     764,595          McDonald's Corp ..........................      21,753
     123,042          McGraw-Hill Cos, Inc .....................       7,346
      10,472        * Medis Technologies Ltd ...................          83
         300          Meredith Corp ............................          12
     183,463        * Metro-Goldwyn-Mayer, Inc .................       2,147
      35,100          Modine Manufacturing Co ..................         863
         805        * Neiman Marcus Group, Inc (Class A) .......          28
      58,936          New York Times Co (Class A) ..............       3,035
      45,719          Nordstrom, Inc ...........................       1,036
       1,164        * Oakley, Inc ..............................          20
     124,109          Omnicom Group, Inc .......................       5,684
      51,118        * Penton Media, Inc ........................         110
      45,239        * Pinnacle Systems, Inc ....................         497
      14,017        * Pixar, Inc ...............................         618
       3,898        * Prime Hospitality Corp ...................          51
      47,129          R.R. Donnelley & Sons Co .................       1,298
      28,761        * Racing Champions Ertl Corp ...............         531
         720        * Reebok International Ltd .................          21
      11,241        * Regal Entertainment Group (Class A) ......         262
      13,742          Ross Stores, Inc .........................         560
       3,871          Russell Corp .............................          75
      33,400        * Saks, Inc ................................         429
       9,076          Scripps (E.W.) Co (Class A) ..............         699
     151,408          Sears Roebuck & Co .......................       8,222
      12,300          Spartan Motors, Inc ......................         189
       4,201        * Sports Resorts International, Inc ........          23
     129,954        * Starbucks Corp ...........................       3,229
     355,925          Target Corp ..............................      13,561
         100          Thor Industries, Inc .....................           7
      29,476          Tiffany & Co .............................       1,038
     232,221          TJX Cos, Inc .............................       4,554
     120,482          Tribune Co ...............................       5,241
      25,700          Tyler Technologies, Inc ..................         137
      47,126        * Univision Communications, Inc (Class A) ..       1,480
      81,330        * U.S.A. Networks, Inc .....................       1,907
     101,280          VF Corp ..................................       3,971
     217,700          Visteon Corp .............................       3,091
      47,397        * Wabash National Corp .....................         474
     893,095          Walt Disney Co ...........................      16,879


                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 SEMIANNUAL REPORT  College Retirement Equities Fund   25

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                       VALUE (000)
   ---------                                                      ----------
 CONSUMER CYCLICAL--(CONTINUED)
       4,756          Washington Post Co (Class B) .............    $  2,592
      22,351          Wendy's International, Inc ...............         890
      16,077          Whirlpool Corp ...........................       1,051
         800          Winnebago Industries, Inc ................          35
       6,309          Woodward Governor Co .....................         373
     177,600        * Yahoo!, Inc ..............................       2,621
                                                                  ----------
                      TOTAL CONSUMER CYCLICAL                        244,709
                                                                  ----------
 CONSUMER NON-CYCLICAL--7.21%
     202,421          Albertson's, Inc .........................       6,166
      36,281        * Amazon.Com, Inc ..........................         590
      14,691        * Autozone, Inc ............................       1,136
      96,700          Avon Products, Inc .......................       5,052
      76,282        * Best Buy Co, Inc .........................       2,769
     178,840          Campbell Soup Co .........................       4,947
       3,779        * CDW Computer Centers, Inc ................         177
      42,694          Circuit City Stores, Inc (Circuit City Group)      801
     122,200          Clorox Co ................................       5,053
     864,700          Coca-Cola Co .............................      48,423
      96,100          Coca-Cola Enterprises, Inc ...............       2,122
     227,900          Colgate-Palmolive Co .....................      11,406
     178,838          Costco Wholesale Corp ....................       6,907
     159,171          CVS Corp .................................       4,871
      41,029        * eBay, Inc ................................       2,528
       1,285        * Energizer Holdings, Inc ..................          35
       3,555          Fastenal Co ..............................         137
     122,109          General Mills, Inc .......................       5,382
     425,753          Gillette Co ..............................      14,420
      34,428          Herbalife International, Inc (Class B) ...         660
      68,600          Hershey Foods Corp .......................       4,288
     179,450          HJ Heinz Co ..............................       7,375
     760,946          Home Depot, Inc ..........................      27,950
      49,806          International Flavors & Fragrances, Inc ..       1,618
      10,186          JM Smucker Co ............................         348
     163,463          Kellogg Co ...............................       5,862
     308,306        * Kroger Co ................................       6,135
     273,654          Lowe's Cos ...............................      12,424
         800        * Marvel Enterprises, Inc ..................           4
     245,224          Mattel, Inc ..............................       5,169
      11,600          McCormick & Co, Inc (Non-Vote) ...........         299
      35,911        * NBTY, Inc ................................         556
     165,283          Newell Rubbermaid, Inc ...................       5,795
      49,255        * Office Depot, Inc ........................         827
      10,100        * Party City Corp ..........................         165
      39,400          PepsiAmericas Inc ........................         589
     685,304          Pepsico, Inc .............................      33,031
     108,748        * Perrigo Co ...............................       1,414
     509,300          Procter & Gamble Co ......................      45,480
      45,347          RadioShack Corp ..........................       1,363
       4,200        * Restoration Hardware, Inc ................          37
     237,110        * Safeway, Inc .............................       6,921
      12,958        * Sharper Image Corp .......................         261
     146,036        * Staples, Inc .............................       2,877
      53,359        * Toys "R" Us, Inc .........................         932
     401,071          Walgreen Co ..............................      15,493
       3,610          Winn-Dixie Stores, Inc ...................          56
     106,645          Wrigley (Wm.) Jr Co ......................       5,903
                                                                  ----------
                      TOTAL CONSUMER NON-CYCLICAL                    316,754
                                                                  ----------
 ENERGY--2.64%
      17,861        * 3TEC Energy Corp .........................         311
     256,569          Anadarko Petroleum Corp ..................      12,649
     222,824          Apache Corp ..............................      12,808
     318,841          Baker Hughes, Inc ........................      10,614
       2,949          Berry Petroleum Co (Class A) .............          50
       3,667          Cabot Oil & Gas Corp (Class A) ...........          84
      73,662        * Chesapeake Energy Corp ...................         530
      12,123        * Comstock Resources, Inc ..................          92
       3,111        * Cooper Cameron Corp ......................         151
      65,278        * Denbury Resources, Inc ...................         672
     183,163          Devon Energy Corp ........................       9,026
      63,215        * Energy Partners Ltd ......................         588
      38,561          Ensco International, Inc .................       1,051
     230,565          EOG Resources, Inc .......................       9,153
      42,436        * Forest Oil Corp ..........................       1,206
      18,493          Frontier Oil Corp ........................         325
     157,563        * Grant Prideco, Inc .......................       2,143
      41,000        * Harvest Natural Resources, Inc ...........         205
      27,660          Helmerich & Payne, Inc ...................         988
     106,936        * Meridian Resource Corp ...................         398
     138,500          Murphy Oil Corp ..........................      11,426
     122,822        * Nabors Industries Ltd ....................       4,336
      55,120        * Newfield Exploration Co ..................       2,049
     162,647          Noble Energy, Inc ........................       5,863
      34,224        * Nuevo Energy Co ..........................         541

     155,175          Ocean Energy, Inc ........................       3,363
       6,273        * Patterson-UTI Energy, Inc ................         177
       6,365        * Petroleum Helicopters (Vote) .............         213
      92,524          Pioneer Natural Resources Co .............       2,410
      46,243        * Plains Resources, Inc ....................       1,237
      70,100        e Pogo Producing Co ........................       2,287
      12,189        * Pride International, Inc .................         191
      37,517        * Range Resources Corp .....................         210
      76,000          Rowan Cos, Inc ...........................       1,630
      24,200        * Smith International, Inc .................       1,650
      11,878        * Stone Energy Corp ........................         478
     122,722          Sunoco, Inc ..............................       4,372
      19,374        * Swift Energy Co ..........................         306
      12,628        * Tom Brown, Inc ...........................         358
     282,942        * Transmontaigne, Inc ......................       1,712
     102,049          Valero Energy Corp .......................       3,819
      29,440          Vintage Petroleum, Inc ...................         350
      42,475        * Weatherford International Ltd ............       1,835
      36,809        * Westport Resources Corp ..................         604
      34,998          World Fuel Services Corp .................         854
      34,594          XTO Energy, Inc ..........................         713
                                                                  ----------
                      TOTAL ENERGY                                   116,028
                                                                  ----------
 FINANCIAL SERVICES--14.16%
      24,310          A.G. Edwards, Inc ........................         945
     180,970          Aflac, Inc ...............................       5,791
      63,231          Allied Capital Corp ......................       1,432
     538,371          American Express Co ......................      19,554
     915,536          American International Group, Inc ........      62,467
      62,255          Amsouth Bancorp. .........................       1,393
      33,700          Annaly Mortgage Management, Inc ..........         654
     140,412          AON Corp .................................       4,139
     122,115          Archstone-Smith Trust ....................       3,260
       7,267          AvalonBay Communities, Inc ...............         339
     621,718          Bank Of America Corp .....................      43,744
     507,576          Bank One Corp ............................      19,532
     236,924          BB&T Corp ................................       9,145
       4,500        * Beazer Homes USA, Inc ....................         360
       7,255          Boston Properties, Inc ...................         290
      76,359          Capital One Financial Corp ...............       4,662
     509,410          Charles Schwab Corp ......................       5,705
      12,556          Charter One Financial, Inc ...............         432
      57,457          Chubb Corp ...............................       4,068
      47,395          Cincinnati Financial Corp ................       2,205
      53,783          Comerica, Inc ............................       3,302
      24,436          Countrywide Credit Industries, Inc .......       1,179
      80,458          Crescent Real Estate Equities Co .........       1,505

                       SEE NOTES TO FINANCIAL STATEMENTS


26  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                       VALUE (000)
   ---------                                                      ----------
 FINANCIAL SERVICES--(CONTINUED)
      33,356          Duke Realty Corp .........................   $     966
     400,314          Equity Office Properties Trust ...........      12,049
     235,188          Equity Residential Properties Trust ......       6,762
      12,042          Erie Indemnity Co (Class A) ..............         488
     444,946          Fannie Mae ...............................      32,815
      27,941          Federated Investors, Inc (Class B) .......         966
     248,393          Fifth Third Bancorp ......................      16,555
      18,800          Flagstar Bancorp, Inc ....................         434
     586,127          FleetBoston Financial Corp ...............      18,961
     113,917          Franklin Resources, Inc ..................       4,857
     301,602          Freddie Mac ..............................      18,458
      14,210          Gallagher (Arthur J.) & Co ...............         492
      16,369        * Gartner, Inc (Class B) ...................         154
      20,300          Golden State Bancorp, Inc ................         736
      73,435          Golden West Financial Corp ...............       5,051
     133,076          Goldman Sachs Group, Inc .................       9,761
      99,045          Hartford Financial Services Group, Inc ...       5,890
     231,971          Household International, Inc .............      11,529
      83,220        * Instinet Group, Inc ......................         543
      27,260          Jefferson-Pilot Corp .....................       1,281
     759,780          JP Morgan Chase & Co .....................      25,772
     249,911          Keycorp ..................................       6,823
       7,268          Legg Mason, Inc ..........................         359
      87,030          Lincoln National Corp ....................       3,655
       6,100          LNR Property Corp ........................         210
       2,700          MAF Bancorp, Inc .........................         102
     160,030          Marsh & McLennan Cos, Inc ................      15,459
      19,299          MBIA, Inc ................................       1,091
     368,990          MBNA Corp ................................      12,202
     214,883          Mellon Financial Corp ....................       6,754
      13,200          Meritage Corp ............................         603
     351,096          Merrill Lynch & Co, Inc ..................      14,219
     338,766          National City Corp .......................      11,264
       6,604          Neuberger Berman, Inc ....................         242
      74,891          Northern Trust Corp ......................       3,300
     165,663          PNC Financial Services Group, Inc ........       8,661
     148,325        * Principal Financial Group ................       4,598
      45,970          Progressive Corp .........................       2,659
      65,424          Prologis Trust ...........................       1,701
     353,400        * Providian Financial Corp .................       2,078
     172,474        * Prudential Financial, Inc ................       5,754
      35,819          Public Storage, Inc ......................       1,329
      88,304          Regions Financial Corp ...................       3,104
      20,600          Rouse Co .................................         680
      14,663          Safeco Corp ..............................         453
      12,860          Seacoast Banking Corp Of Florida .........         742
      27,301          SEI Investments Co .......................         769
     107,892        e Simon Property Group, Inc ................       3,975
      78,017          Slm Corp .................................       7,560
      77,180          St. Paul Cos, Inc ........................       3,004
     114,374          State Street Corp ........................       5,112
      64,820          Stilwell Financial, Inc ..................       1,180
     140,072          Suntrust Banks, Inc ......................       9,486
      69,994          Synovus Financial Corp ...................       1,926
     101,881        * Syntroleum Corp ..........................         293
      57,826          T Rowe Price Group, Inc ..................       1,901
      53,323          Trizec Properties, Inc ...................         899
     785,812          U.S. Bancorp .............................      18,349
      19,367          Union Planters Corp ......................         627
      53,588          UnumProvident Corp .......................       1,364
      37,503          Vornado Realty Trust .....................       1,733
       1,900          W Holding Co, Inc ........................          46
     620,507          Wachovia Corp ............................      23,691
     544,162          Washington Mutual, Inc ...................      20,194
      15,090          Waypoint Financial Corp ..................         295
      80,550          Weingarten Realty Investors ..............       2,851
     719,388          Wells Fargo & Co .........................      36,013
      47,200          Westcorp .................................       1,508
       3,300        * WFS Financial, Inc .......................          90
                                                                  ----------
                      TOTAL FINANCIAL SERVICES                       621,531
                                                                  ----------
 HEALTH CARE--8.49%
       8,229        * aaiPharma, Inc ...........................         185
       8,453        * Abgenix, Inc .............................          83
      37,322        * Abiomed, Inc .............................         316
      11,000        * Accredo Health, Inc ......................         508
      19,236        * Adolor Corp ..............................         217
     172,141        * Advanced Tissue Sciences, Inc ............         248
      16,000        * AdvancePCS ...............................         383
      26,700          Aetna, Inc ...............................       1,281
      16,601        * Aksys Ltd ................................         115
      16,000        * Alaris Medical, Inc ......................         107
       5,025        * Alexion Pharmaceuticals, Inc .............          76
      35,872        * Align Technology, Inc ....................         145
       3,967        * Alkermes, Inc ............................          64
      99,985          Allergan, Inc ............................       6,674
      29,572        * Allscripts Healthcare Solutions, Inc .....         111
      47,000          Alpharma, Inc (Class A) ..................         798

       8,900        * Ameripath, Inc ...........................         214
     369,574          Amgen, Inc ...............................      15,478
       4,462        * Amylin Pharmaceuticals, Inc ..............          49
      42,951        * Andrx Corp ...............................       1,158
      45,331        * Anthem, Inc ..............................       3,059
      33,202        * Antigenics, Inc ..........................         327
      53,734        * Aphton Corp ..............................         403
      18,818        * Apogent Technologies, Inc ................         387
     188,825          Applera Corp (Applied Biosystems Group) ..       3,680
      14,213        * Applera Corp (Celera Genomics Group) .....         171
      46,623        * Applied Molecular Evolution ..............         269
       3,918        * Arena Pharmaceuticals, Inc ...............          33
      16,100        * Ariad Pharmaceuticals, Inc ...............          67
      24,717        * Arqule, Inc ..............................         167
       5,400        * Array Biopharma, Inc .....................          52
      35,685        * Atrix Laboratories, Inc ..................         794
       9,400        * Avigen, Inc ..............................          88
      12,697          Bard (C.R.), Inc .........................         718
      29,471        * Barr Laboratories, Inc ...................       1,872
      30,755          Bausch & Lomb, Inc .......................       1,041
     345,581          Baxter International, Inc ................      15,361
      14,396          Beckman Coulter, Inc .....................         718
     187,072          Becton Dickinson & Co ....................       6,445
      47,699        * Benthley Pharmaceuticals, Inc ............         553
      59,370        * Biogen, Inc ..............................       2,460
      44,157        * BioMarin Pharmaceutical, Inc .............         230
     120,994          Biomet, Inc ..............................       3,281
      41,487        * Biopure Corp .............................         317
      17,626        * Bio-Technology General Corp ..............         106
      10,909        * Biosite, Inc .............................         307
      33,705        * Bone Care International, Inc .............         176
     142,295        * Boston Scientific Corp ...................       4,172
      62,439        * Caliper Technologies Corp ................         521
     234,390          Cardinal Health, Inc .....................      14,394
      85,652        * Caremark Rx, Inc .........................       1,413
      22,039        * Cell Therapeutics, Inc ...................         120
       6,928        * Cephalon, Inc ............................         313
      69,000          Cigna Corp ...............................       6,722
      22,118        * Cima Labs, Inc ...........................         533
       8,100        * Cobalt Corp ..............................         185
      83,298        * Columbia Laboratories, Inc ...............         500
      24,200        * Connetics Corp ...........................         313

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  27

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                       VALUE (000)
   ---------                                                      ----------
 HEALTH CARE--(CONTINUED)
      34,100        * Coventry Health Care, Inc ................  $      969
      22,806        * CuraGen Corp .............................         126
       5,433        * CV Therapeutics, Inc .....................         101
      26,200        * DaVita, Inc ..............................         624
      49,355        * Decode Genetics, Inc .....................         231
     178,352        * Deltagen, Inc ............................         437
      26,850          Dentsply International, Inc ..............         991
      41,403          Diagnostic Products Corp .................       1,532
       3,600        * Dianon Systems, Inc ......................         192
      20,742        * Digene Corp ..............................         244
      97,501        * Durect Corp ..............................         780
       5,980        * Edwards Lifesciences Corp ................         139
     105,552        * Endo Pharmaceuticals Holdings, Inc .......         739
      31,357        * Eon Labs, Inc ............................         558
     292,254        * Esperion Therapeutics, Inc ...............       1,587
      10,300        * Exact Sciences Corp ......................         164
      17,544        * Express Scripts, Inc (Class A) ...........         879
      35,814        * First Health Group Corp ..................       1,004
       1,424        * First Horizon Pharmaceutical .............          29
     102,316        * Forest Laboratories, Inc .................       7,244
      27,000        * Gene Logic, Inc ..........................         378
       2,009        * Genesis Health Ventures, Inc .............          40
      35,200        * Genta, Inc ...............................         292
     143,232        * Genzyme Corp (Biosurgery Division) .......         649
     120,525        * Genzyme Corp (General Division) ..........       2,319
      23,356        * Geron Corp ...............................         107
      54,865        * Gilead Sciences, Inc .....................       1,804
     132,032        * Guidant Corp .............................       3,991
      78,544        * Guilford Pharmaceuticals, Inc ............         592
      27,600        * Hanger Orthopedic Group, Inc .............         419
     101,048        * Health Management Associates, Inc (Class A)      2,036
      50,772        * Health Net, Inc ..........................       1,359
       1,585        * Henry Schein, Inc ........................          71
      45,002          Hillenbrand Industries, Inc ..............       2,527
      52,576        * Human Genome Sciences, Inc ...............         705
     190,400        * Humana, Inc ..............................       2,976
      18,436        * Icos Corp ................................         313
      36,935        * IDEC Pharmaceuticals Corp ................       1,309
      28,121        * Idexx Laboratories, Inc ..................         725
       2,797        * Ilex Oncology, Inc .......................          39
       6,010        * Illumina, Inc ............................          40
      47,200        * Immunogen, Inc ...........................         127
      44,900          Immunomedics, Inc ........................         234
      67,408        * Impax Laboratories, Inc ..................         505
     138,599          IMS Health, Inc ..........................       2,488
      44,017        * Incyte Genomics, Inc .....................         320
      41,300        * Indevus Pharmaceuticals, Inc .............          48
      44,803        * Inhale Therapeutic Systems, Inc ..........         445
      25,481        * Inverness Medical Innovations, Inc .......         515
       5,589        * Invitrogen Corp ..........................         179
     164,181        * IVAX Corp ................................       1,773
   1,092,264          Johnson & Johnson ........................      57,082
     128,650        * King Pharmaceuticals, Inc ................       2,862
       6,700        * Kosan Biosciences, Inc ...................          58
      10,400        * La Jolla Pharmaceutical Co ...............          65
      18,400        * Lexicon Genetics, Inc ....................          90
      41,448        * LifePoint Hospitals, Inc .................       1,505
      39,990        * Lincare Holdings, Inc ....................       1,292
      25,220        * Luminex Corp .............................         189
      32,464        * Manor Care, Inc ..........................         747
      34,085        * Martek Biosciences Corp ..................         713
     174,303          McKesson Corp ............................       5,700
       2,817        * Medarex, Inc .............................          21
      27,311        * Medicis Pharmaceutical Corp (Class A) ....       1,168
      87,777        * Medimmune, Inc ...........................       2,317
     516,962          Medtronic, Inc ...........................      22,152
     974,065          Merck & Co, Inc ..........................      49,327
      17,700        * MGI Pharma, Inc ..........................         125
      30,655        * Mid Atlantic Medical Services, Inc .......         961
      96,322        * Millennium Pharmaceuticals, Inc ..........       1,170
       2,032        * Millipore Corp ...........................          65
      98,396          Mylan Laboratories, Inc ..................       3,085
      76,865        * Nabi Biopharmaceuticals ..................         413
      30,795        * Napro Biotherapeutics, Inc ...............         202
      35,147        * Nastech Pharmaceutical Co ................         577
      19,600        * Neopharm, Inc ............................         246
      18,531        * Neose Technologies, Inc ..................         202
      40,959        * Neurogen Corp ............................         479
       2,012        * NPS Pharmaceuticals, Inc .................          31
      26,784          Omnicare, Inc ............................         703
       6,400        * Omnicell, Inc ............................          45
      27,599        * Onyx Pharmaceuticals, Inc ................         159
       5,592        * Option Care, Inc .........................          77
         492        * OSI Pharmaceuticals, Inc .................          12
      32,723        * Oxford Health Plans, Inc .................       1,520

      33,300        * Pacificare Health Systems, Inc ...........         906
     101,444        * Pain Therapeutics, Inc ...................         848
      14,862        * Patterson Dental Co ......................         748
         876        * PDI, Inc .................................          14
      37,908        * Peregrine Pharmaceuticals, Inc ...........          44
      13,868        * Pharmaceutical Resources, Inc ............         385
      83,891        * Pozen, Inc ...............................         435
       7,878        * Practiceworks, Inc .......................         145
     101,678        * Praecis Pharmaceuticals, Inc .............         354
      27,324        * Priority Healthcare Corp (Class B) .......         642
      13,055        * Progenics Pharmaceuticals ................         160
      16,161        * Protein Design Labs, Inc .................         176
      23,900        * Quadramed Corp ...........................         167
      82,816        * Quintiles Transnational Corp .............       1,034
      11,513        * Regeneron Pharmaceuticals, Inc ...........         167
      97,239        * Rigel Pharmaceuticals, Inc ...............         355
      20,975        * Salix Pharmaceuticals Ltd ................         320
       3,700        * Sangamo Biosciences, Inc .................          22
     749,870          Schering-Plough Corp .....................      18,447
       3,811        * Scios, Inc ...............................         117
      88,520        * Seattle Genetics, Inc ....................         461
      18,629        * Sepracor, Inc ............................         178
     109,704        * Sequenom, Inc ............................         387
     155,866        * Service Corp International ...............         753
      23,280          SICOR, Inc ...............................         432
       5,023        * Spacelabs Medical, Inc ...................          71
      40,858        * Specialty Laboratories, Inc ..............         343
      43,263          St. Jude Medical, Inc ....................       3,195
      89,665          Stryker Corp .............................       4,798
      10,500        * Sunrise Assisted Living, Inc .............         281
      24,448        * Supergen, Inc ............................         177
       9,484        * Syncor International Corp ................         299
      16,038        * Tanox, Inc ...............................         174
      26,200        * Telik, Inc ...............................         328
      35,411        * Texas Biotechnology Corp .................         138
      74,999       e* Triad Hospitals, Inc .....................       3,178
      90,234        * Triangle Pharmaceuticals, Inc ............         245
       9,786        * Trigon Healthcare, Inc ...................         984
       7,944        * TriPath Imaging, Inc .....................          35
      45,278        * Tularik, Inc .............................         415
      11,300        * United Therapeutics Corp .................         140
     145,986          UnitedHealth Group, Inc ..................      13,365
       8,318          Universal Health Services, Inc (Class B) .         408
      13,047          Varian Medical Systems, Inc ..............         529

                       SEE NOTES TO FINANCIAL STATEMENTS


28  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                       VALUE (000)
   ---------                                                      ----------
 HEALTH CARE--(CONTINUED)
      16,600        * Versicor, Inc ............................  $      223
      20,192        * Vertex Pharmaceuticals, Inc ..............         329
      60,467        * Vical, Inc ...............................         319
      30,843        * Waters Corp ..............................         824
      90,672        * Watson Pharmaceuticals, Inc ..............       2,291
      62,786        * Wellpoint Health Networks, Inc ...........       4,885
      45,512        * Women First Healthcare, Inc ..............         355
      87,820        * Zimmer Holdings, Inc .....................       3,132
                                                                  ----------
                      TOTAL HEALTH CARE                              372,891
                                                                  ----------
 OTHER--0.54%
       8,700        * Acacia Research Corp .....................          62
      59,621          Cintas Corp ..............................       2,947
      29,750        * Dun & Bradstreet Corp ....................         983
       7,900        * First Consulting Group, Inc ..............          68
       1,300        * General Binding Corp .....................          22
      70,275          H & R Block, Inc .........................       3,243
      72,034        e Invision Technologies, Inc ...............       1,740
         148          Manpower, Inc ............................           6
      59,014          Moody's Corp .............................       2,936
      20,220        * R.H. Donnelley Corp ......................         566
       7,500        * Rent-Way, Inc ............................          97
      54,708          Robert Half International, Inc ...........       1,275
       7,619          SPX Corp .................................         895
     260,400          Sysco Corp ...............................       7,088
      22,753          Teleflex, Inc ............................       1,300
      20,522        * TMP Worldwide, Inc .......................         441
                                                                  ----------
                      TOTAL OTHER                                     23,669
                                                                  ----------
 PRODUCER DURABLES--2.13%
     233,022          3M Co ....................................      28,662
      55,606        * Active Power, Inc ........................         201
      28,558          American Water Works Co, Inc .............       1,234
      50,750          Ametek, Inc ..............................       1,890
      30,000          Baldor Electric Co .......................         756
     185,741        * Capstone Turbine Corp ....................         308
      27,585        * Casella Waste Systems, Inc (Class A) .....         331
      37,100          Cummins, Inc .............................       1,228
     127,030          Deere & Co ...............................       6,085
     360,600          Emerson Electric Co ......................      19,296
      38,732          Gatx Corp ................................       1,166
       3,628          Harsco Corp ..............................         136
      14,192        * Headwaters, Inc ..........................         224
      27,085          Hubbell, Inc (Class B) ...................         925
     243,000          Illinois Tool Works, Inc .................      16,597
      21,476        * Imagistics International, Inc ............         461
      28,000          Nordson Corp .............................         690
     137,001          Pitney Bowes, Inc ........................       5,442
      63,300        * Thomas & Betts Corp ......................       1,177
       6,589          Timken Co ................................         147
       2,986        * Unova, Inc ...............................          19
       4,572        * Waste Connections, Inc ...................         143
      82,700          WW Grainger, Inc .........................       4,143
     293,473       e* Xerox Corp ...............................       2,046
                                                                  ----------
                      TOTAL PRODUCER DURABLES                         93,307
                                                                  ----------
 TECHNOLOGY--9.64%
     213,900        * 3Com Corp ................................         941
     278,041        * Acterna Corp .............................         114
       7,000        * Actuate Corp .............................          32
     434,967        * ADC Telecommunications, Inc ..............         996
      15,019        * ADE Corp .................................         172
      57,716          Adobe Systems, Inc .......................       1,645
     213,995          Advanced Micro Devices, Inc ..............       2,080
      11,984        * Agere Systems, Inc (Class A) .............          17
     602,042        * Agere Systems, Inc (Class B) .............         951
      15,700        * Agile Software Corp ......................         114
     142,256        * Akamai Technologies, Inc .................         185
     162,200        * Altera Corp ..............................       2,206
      73,593        * American Power Conversion Corp ...........         929
      57,448        * American Superconductor Corp .............         314
     117,700        * Analog Devices, Inc ......................       3,496
     105,910        * Apple Computer, Inc ......................       1,877
     490,800        * Applied Materials, Inc ...................       9,335
       5,685        * Artisan Components, Inc ..................          51
      21,375        * At Road, Inc .............................         132
     309,950          Automatic Data Processing, Inc ...........      13,498
     145,610        * Avanex Corp ..............................         282
     110,791        * Avaya, Inc ...............................         548
      49,128        * Avnet, Inc ...............................       1,080
      21,023          AVX Corp .................................         343

      51,566        * BEA Systems, Inc .........................         490
      18,752        * Bisys Group, Inc .........................         624
      20,399        * BMC Software, Inc ........................         339
      79,519       e* Broadcom Corp (Class A) ..................       1,395
      38,799        * Brocade Communications Systems, Inc ......         678
       4,962        * Cadence Design Systems, Inc ..............          80
      58,407        * Ceridian Corp ............................       1,109
       8,119        * Certegy, Inc .............................         301
     163,916        * CIENA Corp ...............................         687
   2,172,700        * Cisco Systems, Inc .......................      30,309
      72,373        * CNET Networks, Inc .......................         144
     130,138          Computer Associates International, Inc ...       2,068
      36,234        * Computer Horizons Corp ...................         176
      31,095        * Computer Network Technology Corp .........         191
     139,497        * Comverse Technology, Inc .................       1,292
       5,085        * Concord Communications, Inc ..............          84
     188,114        * Concord EFS, Inc .........................       5,670
      76,701        * Convergys Corp ...........................       1,494
     460,100        * Corning, Inc .............................       1,633
         550        * Credence Systems Corp ....................          10
     103,108        * DDI Corp .................................          93
     787,470        * Dell Computer Corp .......................      20,584
      24,300          Deluxe Corp ..............................         945
       3,033        * DiamondCluster International, Inc (Class A)         18
      10,462          Diebold, Inc .............................         390
       4,007        * Digital River, Inc .......................          37
       3,789        * Digitas, Inc .............................          17
      13,779        * DMC Stratex Networks, Inc ................          28
      64,553        * DST Systems, Inc .........................       2,951
       5,599       e* eFunds Corp ..............................          53
      19,699        * Electronic Arts, Inc .....................       1,301
     219,940          Electronic Data Systems Corp .............       8,171
      19,883        * Embarcadero Technologies, Inc ............         123
     868,340          EMC Corp .................................       6,556
      23,961        * Emcore Corp ..............................         144
      21,862        * F5 Networks, Inc .........................         214
      96,414        * Fiserv, Inc ..............................       3,539
     137,100        * Gateway, Inc .............................         609
      17,864        * Global Imaging Systems, Inc ..............         339
      59,374        * Handspring, Inc ..........................         103
       9,083          Henry (Jack) & Associates, Inc ...........         152
   1,064,525          Hewlett-Packard Co .......................      16,266
      33,500       e* Hypercom Corp ............................         258
      55,400        * Identix, Inc .............................         404
     140,200        e Ikon Office Solutions, Inc ...............       1,318
      48,600        * Infonet Services Corp (Class B) ..........         121
       9,400        * Informatica Corp .........................          67
      92,927        * Inktomi Corp .............................          82
   2,060,410          Intel Corp ...............................      37,644
       9,712        * Interdigital Communications Corp .........          88

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  29

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                       VALUE (000)
   ---------                                                      ----------
 TECHNOLOGY--(CONTINUED)
     569,000          International Business Machines Corp .....  $   40,968
      37,273        * Intuit, Inc ..............................       1,853
      13,916        * Iron Mountain, Inc .......................         429
       5,722        * IXYS Corp ................................          31
      27,569        * Jabil Circuit, Inc .......................         582
     399,720        * JDS Uniphase Corp ........................       1,067
      41,204        * Juniper Networks, Inc ....................         233
      22,206        * KLA-Tencor Corp ..........................         977
      22,512        * KPMG Consulting, Inc .....................         335
      25,500        * Lexar Media, Inc .........................         109
      27,462        * Lexmark International, Inc ...............       1,494
     101,952          Linear Technology Corp ...................       3,204
     229,966        * LSI Logic Corp ...........................       2,012
   1,556,306        * Lucent Technologies, Inc .................       2,583
       3,200        * MAPICS, Inc ..............................          18
      97,259        * Maxim Integrated Products, Inc ...........       3,728
      50,332        * Mercury Interactive Corp .................       1,156
       8,787        * Micro General Corp .......................         147
     207,391          Micron Technology, Inc ...................       4,193
   1,368,474        * Microsoft Corp ...........................      74,856
      23,800        * MIPS Technologies, Inc (Class A) .........         147
      82,093        e Molex, Inc ...............................       2,753
     743,423          Motorola, Inc ............................      10,720
     235,717        * MRV Communications, Inc ..................         361
      78,700        * National Semiconductor Corp ..............       2,296
       1,474        * NCR Corp .................................          51
     100,293        * Netro Corp ...............................         229
     135,913        * Network Appliance, Inc ...................       1,691
      24,183        * New Focus, Inc ...........................          72
     456,604        * NIC, Inc .................................         676
     222,200        * Novell, Inc ..............................         713
      20,101        * Nuance Communications, Inc ...............          84
      14,500        * Onyx Software Corp .......................          49
   1,334,156        * Oracle Corp ..............................      12,634
      10,500        * Packeteer, Inc ...........................          46
      44,218        * Palm, Inc ................................          78
      16,000        * Paradyne Networks, Inc ...................          63
     180,226          Paychex, Inc .............................       5,639
      16,200        * Pegasystems, Inc .........................         146
      55,342        * Peoplesoft, Inc ..........................         823
       6,573        * PLX Technology, Inc ......................          28
      90,882        * Portal Software, Inc .....................          68
       7,169        * QRS Corp .................................          56
     238,000        * Qualcomm, Inc ............................       6,543
      16,200        * Rainbow Technologies, Inc ................          80
      26,000        * Raindance Communications, Inc ............         150
      68,000        * Read-Rite Corp ...........................          33
       7,707        * Roxio, Inc ...............................          55
     160,875        * Sanmina-SCI Corp .........................       1,015
      26,353        * Sapient Corp .............................          28
       3,140        * Scansoft, Inc ............................          23
      31,124          Scientific-Atlanta, Inc ..................         512
       3,500        * SCM Microsystems, Inc ....................          47
       1,300        * Secure Computing Corp ....................          10
      46,300        * Seebeyond Technology Corp ................         144
     156,600        * Siebel Systems, Inc ......................       2,227
      39,700        * Silicon Graphics, Inc ....................         117
      15,000        * Simpletech, Inc ..........................          51
     294,186        * Solectron Corp ...........................       1,809
       3,569        * SONICblue, Inc ...........................           4
      20,400        * SpeechWorks International, Inc ...........          75
      19,155        * Speedfam-Ipec, Inc .......................         100
       6,500        * SS&C Technologies, Inc ...................          91
      11,400        * Standard Microsystems Corp ...............         269
     288,115        * StorageNetworks, Inc .....................         567
      70,374        * Stratos Lightwave, Inc ...................         113
   1,049,752        * Sun Microsystems, Inc ....................       5,259
     122,493        * Sungard Data Systems, Inc ................       3,244
      82,952        * Sycamore Networks, Inc ...................         320
       7,233        * Symantec Corp ............................         238
      24,869          Symbol Technologies, Inc .................         211
         785        * Tektronix, Inc ...........................          15
     264,515        * Tellabs, Inc .............................       1,640
     422,082        * Tellium, Inc .............................         392
      56,340        * Terayon Communication Systems, Inc .......          75
     563,500          Texas Instruments, Inc ...................      13,355
      88,074          Thermo Electron Corp .....................       1,453
      35,400        * Tibco Software, Inc ......................         197
      67,672          Total System Services, Inc ...............       1,273
     111,258        * Touch America Holdings, Inc ..............         306
       7,300        * Tripos, Inc ..............................         159
      18,359        * Turnstone Systems, Inc ...................          79

      22,452        * Unisys Corp ..............................         202
      58,225        * VeriSign, Inc ............................         419
     140,500        * Veritas Software Corp ....................       2,779
      95,428        * Vishay Intertechnology, Inc ..............       2,099
      27,078        * Vitria Technology, Inc ...................          26
      30,500        * WatchGuard Technologies, Inc .............         157
      17,808        * Witness Systems, Inc .....................         131
      21,000        * Xicor, Inc ...............................          85
     127,200        * Xilinx, Inc ..............................       2,853
                                                                  ----------
                      TOTAL TECHNOLOGY                               423,155
                                                                  ----------
 TRANSPORTATION--0.94%
      16,000        * Alaska Air Group, Inc ....................         418
     123,282          AMR Corp .................................       2,078
     141,107        * BE Aerospace, Inc ........................       1,860
      22,486        * Continental Airlines, Inc (Class B) ......         355
     102,031          Delta Air Lines, Inc .....................       2,041
      94,089          Fedex Corp ...............................       5,023
     337,610          Norfolk Southern Corp ....................       7,893
       3,400          Ryder System, Inc ........................          92
      51,165          Sabre Holdings Corp ......................       1,832
     412,175          Southwest Airlines Co ....................       6,661
      38,001       e* UAL Corp .................................         435
     201,646          United Parcel Service, Inc (Class B) .....      12,452
                                                                  ----------
                      TOTAL TRANSPORTATION                            41,140
                                                                  ----------
 UTILITIES--5.65%
   1,159,435          A T & T Corp .............................      12,406
     674,697        * A T & T Wireless Services, Inc ...........       3,947
     338,629        * AES Corp .................................       1,835
     116,131        e AGL Resources, Inc .......................       2,694
     182,349          Allegheny Energy, Inc ....................       4,695
      14,892        * Allen Telecom, Inc .......................          64
     135,300        e Allete, Inc ..............................       3,667
      78,486          Alltel Corp ..............................       3,689
     318,264        e Aquila, Inc ..............................       2,546
      88,749          Avista Corp ..............................       1,225
     669,029          BellSouth Corp ...........................      21,075
      53,967          Black Hills Corp .........................       1,868
     385,940       e* Calpine Corp .............................       2,713
     107,272          Cleco Corp ...............................       2,349
     149,320          Conectiv .................................       3,854
     310,392          DPL, Inc .................................       8,210
     157,072          Empire District Electric Co ..............       3,220
     510,800     b,e* Enron Corp ...............................          54
     156,758          Equitable Resources, Inc .................       5,377
     124,770          Hawaiian Electric Industries, Inc ........       5,309
     189,800        e Idacorp, Inc .............................       5,257

                       SEE NOTES TO FINANCIAL STATEMENTS


30  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

  Statement of Investments - SOCIAL CHOICE ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

     SHARES                                                       VALUE (000)
   ---------                                                      ----------
 UTILITIES--(CONTINUED)
     291,357          KeySpan Corp .............................  $   10,970
      96,360          Kinder Morgan, Inc .......................       3,664
      25,674          Madison Gas & Electric Co ................         715
     395,525        * Mirant Corp ..............................       2,887
     208,697          National Fuel Gas Co .....................       4,698
     125,600        * Nextel Communications, Inc (Class A) .....         403
     148,200          Nicor, Inc ...............................       6,780
     396,440          NiSource, Inc ............................       8,654
      87,001        * NiSource, Inc (Sails) ....................         181
      49,942          Northwestern Corp ........................         847
     400,848          OGE Energy Corp ..........................       9,163
       2,994          Otter Tail Corp ..........................          94
     100,354        e Peoples Energy Corp ......................       3,659
         880        * Petroquest Energy, Inc ...................           5
     290,180          Potomac Electric Power Co ................       6,233
     463,500        e Puget Energy, Inc ........................       9,571
      77,600        e Questar Corp .............................       1,917
   1,108,995          SBC Communications, Inc ..................      33,824
       9,865          SEMCO Energy, Inc ........................          89
      65,848        * Sierra Pacific Resources .................         514
      12,789          Southern Union Co ........................         218
     259,580          Sprint Corp (FON Group) ..................       2,754
     156,800       e* Sprint Corp (PCS Group) ..................         701
      66,558          Unisource Energy Corp ....................       1,238
      41,260          Unitil Corp ..............................       1,233
     898,995          Verizon Communications, Inc ..............      36,095
      39,207          Western Gas Resources, Inc ...............       1,466
     260,864     b,e* Williams Communications Group, Inc .......           5
     553,397          Williams Cos, Inc ........................       3,316
     791,613     b,e* WorldCom, Inc (WorldCom Group) ...........          71
                                                                  ----------
                      TOTAL UTILITIES                                248,019
                                                                  ----------
                      TOTAL COMMON STOCK
                       (COST $2,412,284)                           2,633,792
                                                                  ----------
   PRINCIPAL
 ------------
SHORT TERM INVESTMENTS--12.11%
 COMMERCIAL PAPER--6.82%
                   American Express Credit Corp
 $26,000,000        d 1.750%, 08/08/02 .........................      25,948
                   Campbell Soup Co
  18,000,000      c,d 1.800%, 07/22/02 .........................      17,976
                   Coca Cola Co
  15,600,000        d 1.730%, 07/08/02 .........................      15,592
  10,000,000          1.750%, 07/15/02 .........................       9,992
                   Coca-Cola Enterprises, Inc
   7,200,000        d 1.770%, 07/12/02 .........................       7,195
  18,000,000      c,d 1.840%, 12/19/02 .........................      17,843
                   Credit Suisse First Boston, Inc
  25,000,000          1.840%, 07/18/02 .........................      24,975
                   Gannett, Inc
  25,000,000      c,d 1.770%, 07/08/02 .........................      24,988
                   Gillette Co
  19,700,000        c 1.740%, 08/16/02 .........................      19,653
                   Goldman Sachs Group LP
  25,000,000        d 1.910%, 08/12/02 .........................      24,945
                   Johnson & Johnson
  11,700,000        c 1.750%, 10/15/02 .........................      11,637
                   McCormick & Co, Inc
   9,800,000      c,d 1.900%, 11/19/02 .........................       9,719
                   McGraw-Hill, Inc
  25,000,000          1.780%, 09/04/02 .........................      24,916
                   Morgan Stanley Dean Witter
  13,000,000        d 1.810%, 07/22/02 .........................      12,985
                   Salomon Smith Barney Holdings, Inc
  25,000,000        d 1.790%, 07/10/02 .........................      24,985
                   Wal-Mart Stores
  26,000,000      c,d 1.720%, 08/13/02 .........................      25,941
                                                                  ----------
                   TOTAL COMMERCIAL PAPER                            299,290
                                                                  ----------
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--4.16%
                   Federal Home Loan Mortgage Corp (FHLMC)
  50,000,000        d 1.700%, 07/01/02 .........................      49,993
  10,800,000        d 1.720%, 07/02/02 .........................      10,798
  23,900,000        d 1.800%, 08/09/02 .........................      23,852
                   Federal National Mortgage Association (FNMA)
   7,300,000          1.800%, 07/03/02 .........................       7,298
  18,600,000        d 1.750%, 07/10/02 .........................      18,589
   1,000,000        d 1.800%, 07/17/02 .........................         999
     800,000          1.820%, 08/13/02 .........................         798
  52,000,000        d 1.820%, 08/15/02 .........................      51,880
  18,800,000          1.790%, 08/28/02 .........................      18,745
                                                                  ----------
                      TOTAL U.S. GOVERNMENT AND AGENCIES
                      DISCOUNT NOTES                                 182,952
                                                                  ----------

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED--1.13%
REPURCHASE AGREEMENTS
                   Bear Stearns & Co, 2.000% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $2,349,131
                    (Fully Collateralized By High Grade
                    Debt Obligations:
   2,349,000          TOTAL MARKET VALUE $2,406,128) ...........       2,349
                   Lehman Brothers, Inc, 1.970% Dated 06/28/02,
                    Due 07/01/02 In The Amount Of $47,185,582
                    (Fully Collateralized By High Grade Debt
                    Obligations:
  47,183,000          TOTAL MARKET VALUE $48,122,596) ..........      47,183
                                                                  ----------
                   TOTAL INVESTMENTS OF CASH COLLATERAL               49,532
                                                                  ----------
                   TOTAL SHORT TERM INVESTMENTS
                    (COST $530,840)                                  531,774
                                                                  ----------
                   TOTAL PORTFOLIO--111.70%
                    (COST $4,648,108)                              4,904,389
                   OTHER ASSETS & LIABILITIES, NET--(11.70)%        (513,788)
                                                                  ----------
                   NET ASSETS--100%                               $4,390,601
                                                                  ==========

-----------
*    Non-income producing
b    In bankruptcy
c Commercial Paper issued under Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
e    All or a portion of these securities are out on loan.
g Securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers. At June 30, 2002, the value of these securities amounted to $4,136,363 or 0.09% of net assets.
h    These securities were purchased on a delayed delivery basis.
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.


-----------
OTHER INFORMATION (UNAUDITED)

The composition of long-term debt holdings as percentage of total value of investment in debt securities, is as follows:

                                MOODY'S RATING
                     AAA, AA, A                  27.56%
                     BAA                          8.83%
                     NOT RATED                    1.14%

U.S. Government obligations represent 62.47% of the long-term debt portfolio value and are not reflected in the above ratings.

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  31

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                      VALUE (000)
   ---------                                                      ----------
CORPORATE BOND--0.00%
 FINANCIAL SERVICES--0.00%
                   National Health Investors, Inc
     $30,000          9.000%, 01/01/06 ........................  $        30
                                                                 -----------
                   TOTAL FINANCIAL SERVICES ...................           30
                                                                 -----------
                   TOTAL CORPORATE BOND
                    (COST $30) ................................           30
                                                                 -----------
    SHARES
    -------
PREFERRED STOCK--0.01%
 BASIC INDUSTRIES--0.01%
       8,835        * Sealed Air Corp .........................          361
                                                                 -----------
                      TOTAL BASIC INDUSTRIES ..................          361
                                                                 -----------
 CONSUMER CYCLICAL--0.00%
       6,303        * O'Sullivan Industries Holdings, Inc .....            5
                                                                 -----------
                      TOTAL CONSUMER CYCLICAL .................            5
                                                                 -----------
                      TOTAL PREFERRED STOCK
                       (COST $426) ............................          366
                                                                 -----------
COMMON STOCK--99.83%
 AEROSPACE AND DEFENSE--1.45%
      12,986          AAR Corp ................................          132
      16,550        * Alliant Techsystems, Inc ................        1,056
      12,841        * Armor Holdings, Inc .....................          327
       9,275        * Aviall, Inc .............................          130
     408,748          Boeing Co ...............................       18,394
       8,393        * DRS Technologies, Inc ...................          359
       3,524          Ducommun, Inc ...........................           92
       3,425          Dynamics Research Corp ..................           83
     123,432        * Echostar Communications Corp (Class A) ..        2,291
       4,340          Engineered Support Systems, Inc .........          227
       6,238        * EnPro Industries, Inc ...................           33
      92,738          General Dynamics Corp ...................        9,863
     450,611        * General Motors Corp .....................        4,686
      49,190          Goodrich Corp ...........................        1,344
       7,018          Heico Corp ..............................           98
         200          Heico Corp (Class A) ....................            2
       6,104        * Herley Industries, Inc ..................          129
      11,500        * Hexcel Corp .............................           50
       3,583        * Integrated Defense Technology, Inc ......          105
      11,200          Kaman Corp (Class A) ....................          188
      29,610       e* L-3 Communications Holdings, Inc ........        1,599
       4,230        * Ladish Co, Inc ..........................           52
     191,215          Lockheed Martin Corp ....................       13,289
       7,489        * Moog, Inc (Class A) .....................          321
      49,715          Northrop Grumman Corp ...................        6,214
      21,838       e* Orbital Sciences Corp ...................          174
      15,010        * Panamsat Corp ...........................          339
      57,194          PerkinElmer, Inc ........................          632
      26,900          Precision Castparts Corp ................          888
     203,544          Raytheon Co .............................        8,295
      22,789        * Remec, Inc ..............................          128
      93,262          Rockwell Collins, Inc ...................        2,557
       3,076        * Sequa Corp (Class A) ....................          201
      15,494        * Teledyne Technologies, Inc ..............          322
       7,147        * Triumph Group, Inc ......................          319
      10,781        * United Defense Industries, Inc ..........          248
       9,214        * Viasat, Inc .............................           78
                                                                 -----------
                      TOTAL AEROSPACE AND DEFENSE .............       75,245
                                                                 -----------
 BASIC INDUSTRIES--4.36%
       4,802        * Aaon, Inc ...............................           90
       2,044       e* AEP Industries, Inc .....................           73
     116,223          Air Products & Chemicals, Inc ...........        5,866
      29,600        * Airgas, Inc .............................          512
      48,768        * AK Steel Holding Corp ...................          625
      11,875          Albany International Corp (Class A) .....          320
      14,016          Albemarle Corp ..........................          431
     432,766          Alcoa, Inc ..............................       14,346
       2,020          Alico, Inc ..............................           59
      40,893          Allegheny Technologies, Inc .............          646
       9,728          Amcol International Corp ................           67
      31,468        * American Standard Cos, Inc ..............        2,363
       2,340          American Woodmark Corp ..................          131
       1,931          Ameron International Corp ...............          140
       5,633        * Applied Films Corp ......................           63
      18,285          Aptargroup, Inc .........................          562
      10,050          Arch Chemicals, Inc .....................          248
      23,054          Arch Coal, Inc ..........................          524
       2,220        * Avatar Holdings, Inc ....................           62
      50,032          Avery Dennison Corp .....................        3,140
      29,031          Ball Corp ...............................        1,204
      25,613        e Bemis Co ................................        1,217
      56,486     b,e* Bethlehem Steel Corp ....................           12

      41,497          Black & Decker Corp .....................        2,000
      25,493          Boise Cascade Corp ......................          880
      26,708          Bowater, Inc ............................        1,452
       8,500        * Brush Engineered Materials, Inc .........          105
      12,209        * Buckeye Technologies, Inc ...............          120
       6,232        * Building Materials Holding Corp .........           90
       2,682          Butler Manufacturing Co .................           74
       2,149        * BWAY Corp ...............................           34
      31,885          Cabot Corp ..............................          914
      11,576       e* Cabot Microelectronics Corp .............          500
      16,800          Calgon Carbon Corp ......................          141
      11,481          Cambrex Corp ............................          460
      12,400        * Caraustar Industries, Inc ...............          155
      15,520          Carlisle Cos, Inc .......................          698
       9,800          Carpenter Technology Corp ...............          282
       3,000          Castle (A.M.) & Co ......................           37
       3,300          Centex Construction Products, Inc .......          120
      31,289          Centex Corp .............................        1,808
       6,000          Century Aluminum Co .....................           89
      24,500        * Champion Enterprises, Inc ...............          138
       3,113        * Chase Industries, Inc ...................           43
       5,004          Chemed Corp .............................          189
       5,409          Chemfirst, Inc ..........................          155
       7,153          Chesapeake Corp .........................          188
      12,687          Clarcor, Inc ............................          402
      47,227        e Clayton Homes, Inc ......................          746
       4,678        * Cleveland-Cliffs, Inc ...................          129
      10,480          Collins & Aikman Corp ...................           95
      77,900        * Collins & Aikman Corp Rts ...............            0
      19,344        * Comfort Systems USA, Inc ................           96
       5,744          Commercial Metals Co ....................          270
      10,744          Consol Energy, Inc ......................          228
      58,257          Crompton Corp ...........................          743
      63,965        * Crown Cork & Seal Co, Inc ...............          438
      20,261        * Cytec Industries, Inc ...................          637
       5,057          Deltic Timber Corp ......................          174
       8,932        * Dionex Corp .............................          239
       1,049        * Dominion Homes, Inc .....................           21
       1,509          Donnelly Corp ...........................           41
     463,962          Dow Chemical Co .........................       15,951
       2,670        * Drew Industries, Inc ....................           44

                       SEE NOTES TO FINANCIAL STATEMENTS


32  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
   ---------                                                      ----------
 BASIC INDUSTRIES--(CONTINUED)
      59,006          Dr Horton, Inc ..........................   $    1,536
     507,674          Du Pont (E.I.) de Nemours & Co ..........       22,541
      28,721       e* Earthshell Corp .........................           33
      40,444          Eastman Chemical Co .....................        1,897
      65,921          Ecolab, Inc .............................        3,048
       9,962          Elcor Corp ..............................          272
       7,596        * EMCOR Group, Inc ........................          446
       6,668        * Encore Wire Corp ........................           95
       7,121        * Energy Conversion Devices, Inc ..........          112
      66,234          Engelhard Corp ..........................        1,876
      16,873          Ferro Corp ..............................          509
      17,900       e* Fleetwood Enterprises, Inc ..............          156
      10,073          Florida Rock Industries, Inc ............          361
      41,558          Fluor Corp ..............................        1,619
      13,864        * FMC Corp ................................          418
      10,896          Foamex International, Inc ...............          121
      37,398       e* Freeport-Mcmoran Copper & Gold, Inc
                       (Class A) ..............................          668
       4,034        * Gentek, Inc .............................            1
      13,710          Georgia Gulf Corp .......................          362
     117,669          Georgia-Pacific Corp ....................        2,892
       3,656          Gibraltar Steel Corp ....................           81
       5,026          Glatfelter ..............................           94
      16,200          Granite Construction, Inc ...............          410
      19,112          Great Lakes Chemical Corp ...............          506
       6,597          Greif Brothers Corp (Class A) ...........          220
      14,489          H.B. Fuller Co ..........................          424
      38,213        * Hecla Mining Co .........................          179
      41,484        * Hercules, Inc ...........................          481
       7,566        * Hovnanian Enterprises, Inc (Class A) ....          271
      55,721          IMC Global, Inc .........................          697
       6,080        * Imco Recycling, Inc .....................           60
      11,649        * Insituform Technologies, Inc (Class A) ..          247
      15,545        * Integrated Electrical Services, Inc .....           97
     246,838          International Paper Co ..................       10,757
       5,401          International Specialty Products, Inc ...           42
       2,868          Interpool, Inc ..........................           50
       7,404        * Ivex Packaging Corp .....................          169
      24,164          Jacobs Engineering Group, Inc ...........          840
       5,882        * Jarden Corp .............................          116
      13,500       b* Kaiser Aluminum Corp ....................            1
      22,054          KB Home .................................        1,136
     265,251          Kimberly-Clark Corp .....................       16,446
      16,079          Lafarge North America, Inc ..............          565
      27,131        e Lennar Corp .............................        1,660
      21,820          Lennox International, Inc ...............          393
       2,562        * Liquidmetal Technologies ................           30
      14,880        * Lone Star Technologies, Inc .............          341
      25,800        * Longview Fibre Co .......................          243
      53,700        * Louisiana-Pacific Corp ..................          569
       7,288          LSI Industries, Inc .....................          134
      26,366          Lubrizol Corp ...........................          883
       7,829        * Lydall, Inc .............................          119
      60,084          Lyondell Chemical Co ....................          907
       6,224          M/I Schottenstein Homes, Inc ............          235
      12,759          MacDermid, Inc ..........................          274
      24,842        e Martin Marietta Materials, Inc ..........          969
     235,431          Masco Corp ..............................        6,383
      32,066          Massey Energy Co ........................          407
       5,217        * Material Sciences Corp ..................           73
      11,060        * Mattson Technology, Inc .................           51
       1,395          Maui Land & Pineapple Co ................           28
       9,893          MDC Holdings, Inc .......................          514
     102,140          MeadWestvaco Corp .......................        3,428
       1,300        * Mestek, Inc .............................           25
      32,511          Millennium Chemicals, Inc ...............          457
      10,400          Minerals Technologies, Inc ..............          513
       6,328       e* Mobile Mini, Inc ........................          108
       4,544        * Modtech Holdings, Inc ...................           57
      19,546          Monsanto Co .............................          348
      14,367        * Mueller Industries, Inc .................          456
       9,029        * NCI Building Systems, Inc ...............          161
     173,874          Newmont Mining Corp .....................        4,578
       4,343          NL Industries, Inc ......................           66
       4,300        * Nortek, Inc .............................          194
       2,941        * Northwest Pipe Co .......................           69
       9,013        * NS Group, Inc ...........................           86
      39,932          Nucor Corp ..............................        2,597
       2,799        * NVR, Inc ................................          904
       5,483        * Octel Corp ..............................          139
      23,945          Olin Corp ...............................          530
      14,450          OM Group, Inc ...........................          896
      20,200        * Omnova Solutions, Inc ...................          170
      13,182        * Oregon Steel Mills, Inc .................           79
       5,417        * Osmonics, Inc ...........................           86
      56,816        * Owens-Illinois, Inc .....................          781
      29,957        * Packaging Corp Of America ...............          596
      80,834        * Pactiv Corp .............................        1,924
       8,554        * Palm Harbor Homes, Inc ..................          170
      11,379          Peabody Energy Corp .....................          322

       3,898          Penford Corp ............................           71
       6,000          Penn Engineering & Manufacturing Corp ...          105
       4,100          Penn Virginia Corp ......................          160
       6,783        * Penwest Pharmaceuticals Co ..............          132
      38,125        * Phelps Dodge Corp .......................        1,571
      93,529          Plum Creek Timber Co, Inc ...............        2,871
      40,221          PolyOne Corp ............................          452
       8,400          Pope & Talbot, Inc ......................          157
      14,600          Potlatch Corp ...........................          497
      86,270          PPG Industries, Inc .....................        5,340
      83,501          Praxair, Inc ............................        4,757
      25,076          Pulte Homes, Inc ........................        1,441
       4,158          Quaker Chemical Corp ....................          102
       6,905          Quanex Corp .............................          302
      14,200          Rayonier, Inc ...........................          698
      12,100          Reliance Steel & Aluminum Co ............          369
       5,009          Roanoke Electric Steel Corp .............           77
       5,751          Rock-Tenn Co (Class A) ..................          106
      80,064          Rohm & Haas Co ..........................        3,242
       6,390          Royal Gold, Inc .........................           87
      58,237          RPM, Inc ................................          888
      10,600        * RTI International Metals, Inc ...........          129
      11,399          Ryerson Tull, Inc .......................          133
      13,896          Ryland Group, Inc .......................          691
       2,084          Schnitzer Steel Industries, Inc (Class A)           47
      19,470          Schulman (A.), Inc ......................          418
      34,000        * Sealed Air Corp .........................        1,369
      20,524       e* Shaw Group, Inc .........................          630
      66,320        e Sherwin-Williams Co .....................        1,985
      38,313          Sigma-Aldrich Corp ......................        1,921
       5,137        * Silgan Holdings, Inc ....................          208
       3,734        * Simpson Manufacturing Co, Inc ...........          213
       3,200          Skyline Corp ............................          106
      88,166        * Smurfit-Stone Container Corp ............        1,359
      32,302          Snap-On, Inc ............................          959
      53,956          Solutia, Inc ............................          379
      49,638          Sonoco Products Co ......................        1,406
       6,871          Southern Peru Copper Corp ...............          103
       7,032          Spartech Corp ...........................          191
      16,423          Standard-Pacific Corp ...................          576


                        SEE NOTES TO FINANCIAL STATEMENTS

                   2002 SEMIANNUAL REPORT  College Retirement Equities Fund  33

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 BASIC INDUSTRIES--(CONTINUED)
      36,064          Stanley Works ...........................   $    1,479
      16,300        * Steel Dynamics, Inc .....................          268
      22,150        * Stillwater Mining Co ....................          361
         483          Technical Olympic USA, Inc ..............            8
      22,538          Temple-Inland, Inc ......................        1,304
      18,093        * Terra Industries, Inc ...................           37
      10,769          Texas Industries, Inc ...................          339
      23,023        * Toll Brothers, Inc ......................          675
      12,982          Tredegar Corp ...........................          314
         600          Tremont Corp ............................           18
       3,000       e* Trex Co, Inc ............................           94
       9,161        * U.S. Concrete, Inc ......................           60
      51,014          United States Steel Corp ................        1,014
       6,956          Universal Forest Products, Inc ..........          163
       6,500          URS Corp ................................          182
      41,844          USEC, Inc ...............................          368
      18,900     b,e* USG Corp ................................          135
      25,515          Valspar Corp ............................        1,152
      48,813          Vulcan Materials Co .....................        2,138
       5,435        * Water Pik Technologies, Inc .............           68
       8,529          Watsco, Inc .............................          156
      18,554          Wausau-Mosinee Paper Corp ...............          223
       3,533        * WCI Communities, Inc ....................          102
       8,300          WD-40 Co ................................          230
      16,283          Wellman, Inc ............................          273
       6,522          West Pharmaceutical Services, Inc .......          209
     111,664        e Weyerhaeuser Co .........................        7,130
       2,532        * William Lyon Homes, Inc .................           66
         146        * Wolverine Tube, Inc .....................            1
      34,370          Worthington Industries, Inc .............          622
      33,470        * WR Grace & Co ...........................          100
      20,000          York International Corp .................          676
                                                                  ----------
                      TOTAL BASIC INDUSTRIES ..................      226,645
                                                                  ----------
 CONSUMER CYCLICAL--10.78%
       2,712       e* 1-800 Contacts, Inc .....................           37
      21,092        * 99 Cents Only Stores ....................          541
       6,735          Aaron Rents, Inc ........................          161
      43,536        * Abercrombie & Fitch Co (Class A) ........        1,050
      34,712       e* Acclaim Entertainment, Inc ..............          123
          51        * Acclaim Entertainment, Inc Wts 03/16/04 .            0
       4,717        * Acme Communication, Inc .................           35
       7,968       e* Action Performance Cos, Inc .............          252
      44,136     b,e* Adelphia Communications Corp (Class A) ..            7
       7,203        * Advance Auto Parts ......................          393
       7,200          Advanced Marketing Services, Inc ........          132
       6,385        * Aeropostale, Inc ........................          175
       7,161        * AFC Enterprises, Inc ....................          224
       3,873        * Aftermarket Technology Corp .............           74
         923        * Alexander's, Inc ........................           71
      21,256        * Alliance Gaming Corp ....................          260
      13,017          AMC Entertainment, Inc ..................          185
       5,083        * Amerco ..................................           75
      13,356        * American Axle & Manufacturing Holdings, Inc        397
      27,251        * American Eagle Outfitters, Inc ..........          576
      36,083       e* American Greetings Corp (Class A) .......          601
       5,295        * Ameristar Casinos, Inc ..................          154
       4,408          Angelica Corp ...........................           76
      22,477        * Anntaylor Stores Corp ...................          571
   2,189,525          AOL Time Warner, Inc ....................       32,208
      14,462          Apogee Enterprises, Inc .................          208
      60,639        * Apollo Group, Inc (Class A) .............        2,390
       7,376        * Apollo Group, Inc (University Of Phoenix Online)   218
      28,399          Applebee's International, Inc ...........          652
       8,600          Arctic Cat, Inc .........................          150
         700          Arden Group, Inc (Class A) ..............           42
      12,693        * Argosy Gaming Co ........................          360
      33,824          Arvinmeritor, Inc .......................          812
      49,999          Autoliv, Inc ............................        1,260
      17,489        * Aztar Corp ..............................          364
      15,619       e* Bally Total Fitness Holding Corp ........          292
       5,700          Bandag, Inc .............................          161
       5,291          Barnes Group, Inc .......................          121
       5,268          Bassett Furniture Industries, Inc .......          103

       2,991        * Beasley Broadcast Group, Inc (Class A) ..           44
       2,082       e* Bebe Stores, Inc ........................           42
     149,221        * Bed Bath & Beyond, Inc ..................        5,632
      44,983          Belo Corp (Class A) .....................        1,017
      59,303          Big Lots, Inc ...........................        1,167
       4,081          Blair Corp ..............................          104
      15,587          Blockbuster, Inc (Class A) ..............          419
      17,877          Bob Evans Farms, Inc ....................          563
      15,100        * Boca Resorts, Inc (Class A) .............          200
      13,902          BorgWarner, Inc .........................          803
      17,116          Bowne & Co, Inc .........................          252
      15,241        * Boyd Gaming Corp ........................          219
       9,345        * Boyds Collection Ltd ....................           59
      51,442        * Brinker International, Inc ..............        1,633
       4,333        * Brookstone, Inc .........................           77
       8,714          Brown Shoe Co, Inc ......................          245
      46,493          Brunswick Corp ..........................        1,302
       7,667       e* Buca, Inc ...............................          146
       3,596        * Buckle, Inc .............................           89
       8,920          Burlington Coat Factory Warehouse Corp ..          190
       3,961          Bush Industries, Inc (Class A) ..........           48
      39,556       e* Cablevision Systems Corp (Class A) ......          374
      24,767        * Cablevision Systems Corp (Rainbow Media Group)
                         (Class A) ............................          217
       1,325        * Cache, Inc ..............................           18
       7,427        * California Pizza Kitchen, Inc ...........          184
      34,676          Callaway Golf Co ........................          549
       1,130        * Carmike Cinemas, Inc ....................           28
       4,790        * Cascade Corp ............................           74
      18,742        * Catalina Marketing Corp .................          529
       7,300          Cato Corp (Class A) .....................          163
      28,771          CBRL Group, Inc .........................          878
      13,237        * CEC Entertainment, Inc ..................          547
       7,311        * Central Garden & Pet Co .................          128
       5,508        * Championship Auto Racing Teams, Inc .....           54
       4,236        * Champps Entertainment, Inc ..............           52
       3,844        * Charlotte Russe Holding, Inc ............           86
      55,100        * Charming Shoppes, Inc ...................          476
      64,192        * Charter Communications, Inc (Class A) ...          262
       3,777        * Checkers Drive-In Restaurant ............           45
       2,432        * Cherokee, Inc ...........................           51
       5,387        * Chicago Pizza & Brewery, Inc ............           54
      18,407       e* Chico's FAS, Inc ........................          669
       5,721       e* Children's Place Retail Stores, Inc .....          152
      11,427        * Choice Hotels International, Inc ........          229
      11,992        * Christopher & Banks Corp ................          507
       2,972          Churchill Downs, Inc ....................          120
      25,975        * CKE Restaurants, Inc ....................          296
      21,619          Claire's Stores, Inc ....................          495
     263,687          Clear Channel Communications, Inc .......        8,443
       7,400          Coachmen Industries, Inc ................          107
       2,300        * Coldwater Creek, Inc ....................           56
       5,426          Cole National Corp ......................          103
       6,500        * Columbia Sportswear Co ..................          208
       2,800       e* Comcast Corp (Class A) ..................           68
     480,529        * Comcast Corp (Class A) Special ..........       11,456

                       SEE NOTES TO FINANCIAL STATEMENTS


34  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 CONSUMER CYCLICAL--(CONTINUED)
      32,300          Cooper Tire & Rubber Co .................   $      664
      34,153        * Copart, Inc .............................          554
     105,939        * Cox Communications, Inc (Class A) .......        2,919
      17,304        * Cox Radio, Inc (Class A) ................          417
       3,615          CPI Corp ................................           70
       4,272        * Cross Media Marketing Corp ..............           40
      13,162        * Crown Media Holdings, Inc (Class A) .....          104
       2,086        * CSS Industries, Inc .....................           74
       3,085        * Culp, Inc ...............................           50
      15,109        * Cumulus Media, Inc (Class A) ............          208
      75,943          Dana Corp ...............................        1,407
      88,992          Darden Restaurants, Inc .................        2,198
       5,615        * Dave & Buster's, Inc ....................           68
     286,532          Delphi Corp .............................        3,782
       5,641        * Department 56, Inc ......................           92
       6,840        * DHB Industries, Inc .....................           28
       1,031        * Dick Clark Productions, Inc .............           15
      35,641          Dillard's, Inc (Class A) ................          937
     143,316          Dollar General Corp .....................        2,727
      11,982        * Dollar Thrifty Automotive Group, Inc ....          310
      57,816        * Dollar Tree Stores, Inc .................        2,279
      19,651          Donaldson Co, Inc .......................          689
       5,106          Dover Downs Gaming & Entertaintment, Inc            65
       8,300          Dover Motorsport, Inc ...................           47
      24,726          Dow Jones & Co, Inc .....................        1,198
      14,000        * Dress Barn, Inc .........................          217
       7,473        * Dura Automotive Systems, Inc ............          155
     149,310        e Eastman Kodak Co ........................        4,355
          13       b* Edison Brothers Stores, Inc Wts 12/10/05             0
       6,649        * Elizabeth Arden, Inc ....................          116
      18,848        * Emmis Communications Corp (Class A) .....          399
      17,748        * Entercom Communications Corp ............          815
      21,734        * Entravision Communications Corp (Class A)          266
      20,686          Equity Inns, Inc ........................          167
       1,836          Escalade, Inc ...........................           42
       6,109        * EUniverse, Inc ..........................           38
      11,900     b,e* Exide Technologies ......................            8
      36,631        * Extended Stay America, Inc ..............          594
      10,700          Factset Research Systems, Inc ...........          319
      81,662          Family Dollar Stores, Inc ...............        2,879
         693          Fedders Corp ............................            2
      32,700     b,e* Federal-Mogul Corp ......................           23
     102,597        * Federated Department Stores, Inc ........        4,073
       9,519        * Finish Line, Inc (Class A) ..............          171
       2,525        * Fisher Communications, Inc ..............          148
       2,656          Florida East Coast Industries, Inc (Class B)        63
      71,745        * Foot Locker, Inc ........................        1,037
      10,369        * Footstar, Inc ...........................          254
     928,631          Ford Motor Co ...........................       14,858
      11,334          Forest City Enterprises, Inc (Class A) ..          394
       9,928        * Fossil, Inc .............................          204
      66,286        * Fox Entertainment Group, Inc (Class A) ..        1,442
      11,043          Fred's, Inc .............................          406
       8,471          Friedman's, Inc (Class A) ...............          110
       9,972          G & K Services, Inc (Class A) ...........          341
     136,541          Gannett Co, Inc .........................       10,363
     314,866        e Gap, Inc ................................        4,471
       1,595          Garan, Inc ..............................           92
      11,308        * Gaylord Entertainment Co ................          249
     114,691        * Gemstar-TV Guide International, Inc .....          618
      15,900          Gencorp, Inc ............................          227
     287,577          General Motors Corp .....................       15,371
      10,271        * Genesco, Inc ............................          250
       5,480       e* Genesisintermedia, Inc ..................            0
      39,009        * Gentex Corp .............................        1,072
      89,070          Genuine Parts Co ........................        3,106
      74,872        e Goodyear Tire & Rubber Co ...............        1,401
       8,085          Goodys Family Clothing, Inc .............           93
      24,337          Graco, Inc ..............................          612
       4,547          Gray Communications Systems, Inc ........           82
         383          Grey Global Group, Inc ..................          264
       9,575        * Group 1 Automotive, Inc .................          365
       9,543       e* GSI Commerce, Inc .......................           71
       3,800        * Guess?, Inc .............................           27
       6,968        * Guitar Center, Inc ......................          129
       2,997        * Gulfmark Offshore, Inc ..................          124
      12,288        * Gymboree Corp ...........................          197
       8,596          Hancock Fabrics, Inc ....................          160
      12,700        * Handleman Co ............................          184
     154,778        e Harley-Davidson, Inc ....................        7,935
      13,570          Harman International Industries, Inc ....          668
      58,318          Harrah's Entertainment, Inc .............        2,586
      18,906        * Harris Interactive, Inc .................           64
      31,181          Harte-Hanks, Inc ........................          641
       7,796          Haverty Furniture Cos, Inc ..............          154
       6,560     b,e* Hayes Lemmerz International, Inc ........            1
       8,781        * Hearst-Argyle Television, Inc ...........          198
       3,576        * Hibbett Sporting Goods, Inc .............           91
     170,175          Hilton Hotels Corp ......................        2,365
      30,371       e* Hispanic Broadcasting Corp ..............          793
      26,487          Hollinger International, Inc ............          318

       5,100        * Hollywood Casino Corp (Class A) .........           55
      26,907        * Hollywood Entertainment Corp ............          556
      16,136       e* Hot Topic, Inc ..........................          431
       7,157          iDine Rewards Network, Inc ..............           82
       9,892        * IHOP Corp ...............................          291
       5,393        * IMPCO Technologies, Inc .................           71
       5,299        * Information Holdings, Inc ...............          129
      21,105        * Insight Communications Co, Inc ..........          248
      17,642          Interactive Data Corp ...................          257
      10,995          Intermet Corp ...........................          118
      46,054        * International Game Technology ...........        2,611
      14,127          International Speedway Corp (Class A) ...          566
     194,788          Interpublic Group Of Cos, Inc ...........        4,823
      12,287        * Intertan, Inc ...........................          137
       8,107        * Isle Of Capri Casinos, Inc ..............          164
     137,330        e J.C. Penney Co, Inc .....................        3,024
      18,855        * Jack In The Box, Inc ....................          600
      11,766        * Jakks Pacific, Inc ......................          208
       7,318        * Jo-Ann Stores, Inc (Class A) ............          214
      45,314          Johnson Controls, Inc ...................        3,698
       1,874        * Johnson Outdoors, Inc (Class A) .........           32
      61,389        * Jones Apparel Group, Inc ................        2,302
      13,392        * Journal Register Co .....................          269
       9,251        * K2, Inc .................................           95
      11,800          Kellwood Co .............................          384
       3,626        * Kenneth Cole Productions, Inc (Class A) .          103
       5,251        * Keystone Automotive Industries, Inc .....          101
      17,000          Kimball International, Inc (Class B) ....          279
       9,438        * Kirby Corp ..............................          231
     251,584     b,e* Kmart Corp ..............................          259
      43,239          Knight Ridder, Inc ......................        2,722
     148,950        * Kohl's Corp .............................       10,438
      21,161       e* Krispy Kreme Doughnuts, Inc .............          681
      10,755        * Kroll, Inc ..............................          226
       6,019          K-Swiss, Inc (Class A) ..................          156
      37,756        * Lamar Advertising Co ....................        1,405
      11,184          Landry's Restaurants, Inc ...............          285

                        SEE NOTES TO FINANCIAL STATEMENTS

                     2002 SEMIANNUAL REPORT College Retirement Equities Fund  34

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 CONSUMER CYCLICAL--(CONTINUED)
       8,421          LaSalle Hotel Properties ................   $      133
      25,928          La-Z-Boy, Inc ...........................          654
      33,251        * Lear Corp ...............................        1,538
      22,895          Lee Enterprises, Inc ....................          801
     100,198          Leggett & Platt, Inc ....................        2,345
       7,800          Libbey, Inc .............................          266
       2,700        * Liberty Livewire Corp (Class A) .........            8
   1,326,228        * Liberty Media Corp (Class A) ............       13,262
     217,129          Limited, Inc ............................        4,625
       8,711        * Lin TV Corp (Class A) ...................          236
      17,087        * Linens `n Things, Inc ...................          561
      54,946          Liz Claiborne, Inc ......................        1,747
       5,629        * Lodgenet Entertainment Corp .............           81
       9,544          Lone Star Steakhouse & Saloon, Inc ......          225
      11,200        * Luby's, Inc .............................           74
      20,708        * Mandalay Resort Group ...................          571
       9,775          Marcus Corp .............................          163
       3,367          Marine Products Corp ....................           39
      98,920          Marriott International, Inc (Class A) ...        3,764
       5,000       e* Martha Stewart Living Omnimedia, Inc (Class A)      57
         280        * Marvel Enterprises, Inc (Class C) Wts 10/02/02       0
      14,500        * Mascotech, Inc Escrow ...................            0
       7,003        * Maxwell Shoe Co, Inc (Class A) ..........          111
     147,231          May Department Stores Co ................        4,848
      39,712          Maytag Corp .............................        1,694
       9,381          McClatchy Co (Class A) ..................          603
     650,216          McDonald's Corp .........................       18,499
      99,484          McGraw-Hill Cos, Inc ....................        5,939
       6,416          Media General, Inc (Class A) ............          385
      27,045        * Mediacom Communications Corp ............          211
       5,605       e* Medis Technologies Ltd ..................           44
      15,720        * Men's Wearhouse, Inc ....................          401
      20,918          Meredith Corp ...........................          802
       9,262        * Metro One Telecommunications, Inc .......          129
      22,899        * Metro-Goldwyn-Mayer, Inc ................          268
      34,708          MGM Mirage ..............................        1,171
      34,287        * Michaels Stores, Inc ....................        1,337
       8,492        * Micros Systems, Inc .....................          235
       2,831          Midas, Inc ..............................           35
      14,052        * Midway Games, Inc .......................          119
      14,300          Modine Manufacturing Co .................          351
      27,012        * Mohawk Industries, Inc ..................        1,662
      12,206        * Monaco Coach Corp .......................          260
       1,639        * Monarch Casino & Resort, Inc ............           24
       2,759        * Monro Mufflre Brake, Inc ................           63
         981        * Morgan Group Holding Co .................            1
       2,499        * Mossimo, Inc ............................           22
       1,030        * Mothers Work, Inc .......................           40
       7,102        * Movie Gallery, Inc ......................          150
      14,244          MSC Industrial Direct Co (Class A) ......          278
       9,916        * MTR Gaming Group, Inc ...................          166
       5,231        * Multimedia Games, Inc ...................          114
       7,767          Myers Industries, Inc ...................          133
       2,438          National Presto Industries, Inc .........           78
      13,144        * Nautica Enterprises, Inc ................          171
      15,325       e* Nautilus Group, Inc .....................          469
      11,503        * Neiman Marcus Group, Inc (Class A) ......          399
       7,201        * Neiman Marcus Group, Inc (Class B) ......          232
       3,400        * Netratings, Inc .........................           31
      68,805          New York Times Co (Class A) .............        3,543
      37,386          Nike, Inc (Class B) .....................        2,006
      48,372          Nordstrom, Inc ..........................        1,096
      13,000        * Oakley, Inc .............................          226
       8,089        * O'Charley's, Inc ........................          205
      95,713          Omnicom Group, Inc ......................        4,384
         418        * On Command Corp .........................            1
      20,249        * O'Reilly Automotive, Inc ................          558
       5,034          Oshkosh B'gosh, Inc (Class A) ...........          219
       7,683          Oshkosh Truck Corp ......................          454
      30,999       e* Outback Steakhouse, Inc .................        1,088
       3,103          Oxford Industries, Inc ..................           87
       8,313        * P.F. Chang's China Bistro, Inc ..........          261
      15,344        * Pacific Sunwear Of California, Inc ......          340
      11,044        * Panera Bread Co (Class A) ...............          381
       7,238        * Papa John's International, Inc ..........          242
     142,802        * Park Place Entertainment Corp ...........        1,464
       4,600       e* Parkervision, Inc .......................           88
      11,426        * Payless Shoesource, Inc .................          659
      13,956        * Penn National Gaming, Inc ...............          253
       7,607        * Penton Media, Inc .......................           16
      22,500        * Performance Food Group Co ...............          762
      11,770          Phillips-Van Heusen Corp ................          184
      48,255          Pier 1 Imports, Inc .....................        1,013
      12,109        * Pinnacle Entertainment, Inc .............          129
      28,900        * Pinnacle Systems, Inc ...................          318
       9,019        * Pixar, Inc ..............................          398
          13       b* Planet Hollywood International, Inc Wts 05/10/03     0
       8,330        * PLATO Learning, Inc .....................           82
       7,383        * Playboy Enterprises, Inc (Class B) ......           94

      12,234          Polaris Industries, Inc .................          795
      15,679        * Polo Ralph Lauren Corp ..................          351
      15,500        * Presstek, Inc ...........................           62
       1,900        * Pricesmart, Inc .........................           73
      23,300        * Prime Hospitality Corp ..................          303
      66,745        * Primedia, Inc ...........................           81
       6,900        * Private Media Group, Inc ................           20
       4,564          Pulitzer, Inc ...........................          237
       6,430        * Quaker Fabric Corp ......................          100
       9,941        * Quiksilver, Inc .........................          247
      54,033          R.R. Donnelley & Sons Co ................        1,489
       4,336        * Racing Champions Ertl Corp ..............           80
      26,006        * Radio One, Inc (Class A) ................          387
      10,866        * Radio One, Inc (Class D) ................          162
      10,094        * Rare Hospitality International, Inc .....          272
      21,244          Raytech Corp ............................          192
      51,384          Reader's Digest Association, Inc (Class A)         962
      25,272        * Reebok International Ltd ................          746
       9,225        * Regal Entertainment Group (Class A) .....          215
       9,800        * Regent Communications, Inc ..............           69
      22,011        e Regis Corp ..............................          595
      14,131        * Rent-A-Center, Inc ......................          820
       9,697        * Resources Connection, Inc ...............          262
       4,298        * Rex Stores Corp .........................           59
       2,800          Riviana Foods, Inc ......................           71
      40,774          Ross Stores, Inc ........................        1,662
      33,800          Ruby Tuesday, Inc .......................          656
      12,208          Russell Corp ............................          235
      22,644        * Ryan's Family Steak Houses, Inc .........          299
       7,419        * Saga Communications, Inc (Class A) ......          167
      61,710        * Saks, Inc ...............................          792
       4,517        * Salem Communications Corp (Class A) .....          112
       2,921       e* Salton, Inc .............................           42
       4,249          Schawk, Inc .............................           45
      15,434        * Scholastic Corp .........................          585
      17,078        * Scientific Games Corp (Class A) .........          136
       9,983        * Scotts Co (Class A) .....................          453
      10,200        * SCP Pool Corp ...........................          283
      14,899          Scripps (E.W.) Co (Class A) .............        1,147
     144,543          Sears Roebuck & Co ......................        7,849

                       SEE NOTES TO FINANCIAL STATEMENTS


36  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 CONSUMER CYCLICAL--(CONTINUED)
       3,674        * Shoe Carnival, Inc ......................   $       78
      14,692        e ShopKo Stores, Inc ......................          297
       9,079        * Shuffle Master, Inc .....................          167
      15,371        * Sinclair Broadcast Group, Inc (Class A) .          222
      34,703       e* Sirius Satellite Radio, Inc .............          131
      44,441          Six Flags, Inc ..........................          642
       4,753        * SkillSoft Corp ..........................           37
       8,366          Smith (A.O.) Corp .......................          261
      12,763        * Sonic Automotive, Inc ...................          329
      18,554        * Sonic Corp ..............................          583
      22,510        * Sotheby's Holdings, Inc (Class A) .......          321
      18,757        * Spanish Broadcasting System, Inc (Class A)         188
       4,609          Spartan Motors, Inc .....................           71
       6,700        * Speedway Motorsports, Inc ...............          170
       7,300        * Spiegel, Inc (Class A) ..................            5
      12,468       e* Sports Resorts International, Inc .......           67
      10,202        * Stage Stores, Inc .......................          354
       3,458          Standard Motor Products, Inc ............           59
       2,679        * Stanley Furniture Co, Inc ...............           72
     197,339        * Starbucks Corp ..........................        4,904
      17,000        * Station Casinos, Inc ....................          303
      15,380          Steelcase, Inc (Class A) ................          206
      11,165        * Stein Mart, Inc .........................          133
       4,713        * Steven Madden Ltd .......................           93
       6,300        * Stoneridge, Inc .........................          118
      20,307          Stride Rite Corp ........................          162
      10,000          Sturm Ruger & Co, Inc ...................          142
       2,819        * Sunbeam Corp Wts 08/24/03 ...............            0
      10,833          Superior Industries International, Inc ..          501
      16,177        * Sylvan Learning Systems, Inc ............          323
      12,917          Talbots, Inc ............................          452
       3,000          Tanger Factory Outlet Centers, Inc ......           89
     463,515          Target Corp .............................       17,660
       8,686        * TBC Corp ................................          138
      19,303        * Tenneco Automotive, Inc .................          127
      25,648        * The Cheesecake Factory, Inc .............          910
      16,723        * The Sports Authority, Inc ...............          190
      11,217          The Steak n Shake Co ....................          176
       4,090        * Thomas Nelson, Inc ......................           43
       3,900          Thor Industries, Inc ....................          278
      20,175       e* THQ, Inc ................................          602
      57,263          Tiffany & Co ............................        2,016
       9,576        * Timberland Co (Class A) ..................         343
     275,682          TJX Cos, Inc ............................        5,406
      17,698        * Too, Inc ................................          545
      18,746        * Topps Co, Inc ...........................          189
      31,453        * Tower Automotive, Inc ...................          439
      99,253          Tribune Co ..............................        4,318
       2,139        * Tropical Sportswear International Corp ..           47
      54,300          TRW, Inc ................................        3,094
      16,455          Tyler Technologies, Inc .................           87
      89,744       e* U.S.A. Networks, Inc ....................        2,104
      25,500        * Unifi, Inc ..............................          278
       7,100        * Universal Electronics, Inc ..............          106
      77,934       e* Univision Communications, Inc (Class A) .        2,447
       4,036        * Urban Outfitters, Inc ...................          140
       4,356        * Vail Resorts, Inc .......................           74
      26,192        * Valassis Communications, Inc ............          956
       9,309        * Vans, Inc ...............................           76
      15,763        * Vastera, Inc ............................           69
      43,419          VF Corp .................................        1,702
      12,920        * Viacom, Inc (Class A) ...................          574
     783,919        * Viacom, Inc (Class B) ...................       34,782
      66,854          Visteon Corp ............................          949
      11,400        * Wabash National Corp ....................          114
   1,393,443          Wal-Mart Stores, Inc ....................       76,653
   1,042,441          Walt Disney Co ..........................       19,702
       1,957          Washington Post Co (Class B) ............        1,066
      54,707          Wendy's International, Inc ..............        2,179
       5,287        * West Marine, Inc ........................           67
      17,815       e* Westpoint Stevens, Inc ..................           69
      38,972          Westwood One, Inc .......................        1,302
      13,924        * Wet Seal, Inc (Class A) .................          338
      32,821          Whirlpool Corp ..........................        2,145
      23,509          Wiley (John) & Sons, Inc (Class A) ......          564
      45,650        * Williams-Sonoma, Inc ....................        1,400
       6,738        * Wilsons The Leather Experts, Inc ........           94
       6,149          Winnebago Industries, Inc ...............          271
      10,826          WMS Industries, Inc .....................          133
      21,253          Wolverine World Wide, Inc ...............          371
       4,500          Woodward Governor Co ....................          266
       5,093        * World Wrestling Federation Entertainment, Inc       74
      27,703       e* XM Satellite Radio Holdings, Inc ........          201
     199,565       e* Yahoo!, Inc .............................        2,945
       7,090        * Young Broadcasting, Inc (Class A) .......          126
     151,554        * Yum Brands, Inc .........................        4,433
      16,993        * Zale Corp ...............................          616
       4,400          Zenith Electronics Corp .................            0
      14,800        * Zomax, Inc ..............................           58
                                                                  ----------
                      TOTAL CONSUMER CYCLICAL .................      559,692
                                                                  ----------

 CONSUMER NON-CYCLICAL--10.69%
       6,318        * 1-800-Flowers.com, Inc (Class A) ........           71
      11,592        * 7-Eleven, Inc ...........................           93
       3,097        * AC Moore Arts & Crafts, Inc .............          147
      18,480        e Alberto-Culver Co (Class B) .............          883
     193,614        e Albertson's, Inc ........................        5,897
      97,689       e* Amazon.Com, Inc .........................        1,587
       8,473        * American Italian Pasta Co (Class A) .....          432
     448,089          Anheuser-Busch Cos, Inc .................       22,404
       8,574        * Applica, Inc ............................          106
      15,382        * Aramark Corp (Class B) ..................          385
     291,983          Archer Daniels Midland Co ...............        3,734
       3,927        * Asbury Automotive Group, Inc ............           53
      11,600        * Aurora Foods, Inc .......................           17
     101,568        * Autonation, Inc .........................        1,473
      36,991        * Autozone, Inc ...........................        2,859
     120,861          Avon Products, Inc ......................        6,314
      23,079        * Barnes & Noble, Inc .....................          610
       2,088        * Benihana, Inc (Class A) .................           39
     131,135        * Best Buy Co, Inc ........................        4,760
      36,418       e* BJ's Wholesale Club, Inc ................        1,402
      16,515          Blyth, Inc ..............................          516
      41,729        * Borders Group, Inc ......................          768
       4,800        * Boston Beer Co, Inc (Class A) ...........           76
       1,479          Bridgford Foods Corp ....................           20
      18,003          Brown-Forman Corp (Class B) .............        1,242
      18,255        * Cadiz, Inc ..............................          155
     114,673        e Campbell Soup Co ........................        3,172
      20,081          Casey's General Stores, Inc .............          242
      30,106       e* CDW Computer Centers, Inc ...............        1,409
      18,351        * Chiquita Brands International, Inc ......          329
      18,408          Church & Dwight Co, Inc .................          577
      18,710       e* Circuit City Stores, Inc (Carmax Group) .          405
     106,635          Circuit City Stores, Inc (Circuit City Group)    1,999
      85,952          Clorox Co ...............................        3,554
      23,006        * Coach, Inc ..............................        1,263
         900          Coca-Cola Bottling Co Consolidated ......           39
   1,037,231          Coca-Cola Co ............................       58,085

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  37

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 CONSUMER NON-CYCLICAL--(CONTINUED)
     118,870          Coca-Cola Enterprises, Inc ..............   $    2,625
     279,879          Colgate-Palmolive Co ....................       14,008
     274,980          Conagra Foods, Inc ......................        7,603
      37,060        * Constellation Brands, Inc (Class A) .....        1,186
      14,103          Coors (Adolph) Co (Class B) .............          879
      17,235          Corn Products International, Inc ........          536
       9,918        * Cost Plus, Inc ..........................          302
     232,424          Costco Wholesale Corp ...................        8,976
     200,391          CVS Corp ................................        6,132
      45,852        * Dean Foods Co ...........................        1,710
       1,900          Deb Shops, Inc ..........................           64
       2,024        * DEL Laboratories, Inc ...................           51
      13,552        * Del Monte Foods Co ......................          160
      18,764          Delta & Pine Land Co ....................          377
      48,483          Dial Corp ...............................          971
      21,025          DIMON, Inc ..............................          145
      21,444          Dole Food Co ............................          619
       9,813          Dreyer's Grand Ice Cream, Inc ...........          673
      13,297        * Drugstore.Com, Inc ......................           36
      11,014        * Duane Reade, Inc ........................          375
      75,177       e* eBay, Inc ...............................        4,632
       5,147        * Electronics Boutique Holdings Corp ......          151
      46,714        * Energizer Holdings, Inc .................        1,281
      53,651          Estee Lauder Cos (Class A) ..............        1,889
      16,030          Ethan Allen Interiors, Inc ..............          559
       4,574       e* Expedia, Inc (Class A) ..................          271
         825        * Expedia, Inc Wts 02/04/09 ...............           24
       6,500        * Factory 2-U Stores, Inc .................           90
       8,511        * FAO, Inc ................................           68
         400          Farmer Brothers Co ......................          145
      30,362        e Fastenal Co .............................        1,169
       2,720        * Finlay Enterprises, Inc .................           45
      19,608        e Fleming Cos, Inc ........................          356
      11,325        * Flowers Foods, Inc ......................          293
         988        * FTD, Inc (Class A) ......................           13
       8,845        * FTI Consulting, Inc .....................          310
      25,965        * Furniture Brands International, Inc .....          785
       2,802        * Gaiam, Inc ..............................           41
       5,303        * Galyans Trading Co, Inc .................          121
       9,234        * Gamestop Corp ...........................          194
       3,212        * Gart Sports Co ..........................           92
     187,755          General Mills, Inc ......................        8,276
     540,425          Gillette Co .............................       18,304
       8,632        * Great Atlantic & Pacific Tea Co, Inc ....          161
       1,719        * Green Mountain Coffee, Inc ..............           36
      12,280        * Hain Celestial Group, Inc ...............          227
      72,306          Hasbro, Inc .............................          980
       4,100          Herbalife International, Inc (Class A) ..           78
       4,998          Herbalife International, Inc (Class B) ..           96
      39,268          Herman Miller, Inc ......................          797
      48,077          Hershey Foods Corp ......................        3,005
     179,095          HJ Heinz Co .............................        7,361
   1,201,235          Home Depot, Inc .........................       44,121
       3,334        * Horizon Organic Holding Corp ............           59
      38,573          Hormel Foods Corp .......................          923
      12,200          Hughes Supply, Inc ......................          548
       5,084          Ingles Markets, Inc (Class A) ...........           64
      21,304        * Insight Enterprises, Inc ................          537
       1,681          Inter Parfums, Inc ......................           12
      22,600          Interface, Inc (Class A) ................          182
      36,980          International Flavors & Fragrances, Inc .        1,201
       7,800        * International Multifoods Corp ...........          203
      22,269          Interstate Bakeries Corp ................          643
       3,075        * J & J Snack Foods Corp ..................          138
       5,699        * Jill (J.) Group, Inc ....................          216
      22,715          JM Smucker Co ...........................          775
     125,457          Kellogg Co ..............................        4,499
     143,669          Kraft Foods, Inc (Class A) ..............        5,883
     406,097        * Kroger Co ...............................        8,081
       2,665        * Ladenburg Thalmann Financial Services, Inc           1
      14,332          Lancaster Colony Corp ...................          511
      12,500          Lance, Inc ..............................          182
       5,552        * Lithia Motors, Inc (Class A) ............          149
      13,322          Loews Corp--Carolina Group ..............          360
      15,800          Longs Drug Stores Corp ..................          447
     397,105          Lowe's Cos ..............................       18,029
       3,732        * MarineMax, Inc ..........................           48
       8,696        * Marvel Enterprises, Inc .................           48
     223,008          Mattel, Inc .............................        4,701
      71,160          McCormick & Co, Inc (Non-Vote) ..........        1,832
       7,178        * Monterey Pasta Co .......................           68
       4,178          Movado Group, Inc .......................          105
       5,590          Nash Finch Co ...........................          179
       1,700        * National Beverage Corp ..................           24
       5,540          Nature's Sunshine Products, Inc .........           63
      20,965        * NBTY, Inc ...............................          325
       2,823        * Netlix, Inc .............................           39
     135,987          Newell Rubbermaid, Inc ..................        4,768
      22,200          Nu Skin Enterprises, Inc (Class A) ......          323
     156,993        * Office Depot, Inc .......................        2,637
      58,852        * OfficeMax, Inc ..........................          347

       7,376          Oneida Ltd ..............................          141
       1,533        * Overstock.Com, Inc ......................           22
       3,019        * Party City Corp .........................           49
      15,234        * Pathmark Stores, Inc ....................          287
       2,787        * Paypal, Inc .............................           56
       3,550        * PC Connection, Inc ......................           15
       4,434        * Peets Coffee & Tea, Inc .................           82
       5,454        * Penn Traffic Co .........................           55
      24,503          Pep Boys-Manny Moe & Jack ...............          413
      89,702          Pepsi Bottling Group, Inc ...............        2,763
      42,693          PepsiAmericas Inc .......................          638
     903,756          Pepsico, Inc ............................       43,561
      31,500        * Perrigo Co ..............................          410
       7,406        * Petco Animal Supplies, Inc ..............          184
      67,378        * Petsmart, Inc ...........................        1,081
   1,093,639          Philip Morris Cos, Inc ..................       47,770
       7,100          Pilgrim's Pride Corp (Class B) ..........           99
      13,802        * Playtex Products, Inc ...................          179
      64,666        * Priceline.com, Inc ......................          180
       8,220        * Princeton Review, Inc ...................           75
     664,329          Procter & Gamble Co .....................       59,325
      46,971          R.J. Reynolds Tobacco Holdings, Inc .....        2,525
      88,862        e RadioShack Corp .........................        2,671
      15,312        * Ralcorp Holdings, Inc ...................          479
       9,126        * Restoration Hardware, Inc ...............           81
       4,366       e* Revlon, Inc (Class A) ...................           22
     203,747       e* Rite Aid Corp ...........................          479
       4,581        * Robert Mondavi Corp (Class A) ...........          157
      15,800          Ruddick Corp ............................          268
       4,900          Russ Berrie & Co, Inc ...................          173
     247,040        * Safeway, Inc ............................        7,211
       2,200          Sanderson Farms, Inc ....................           55
     401,020          Sara Lee Corp ...........................        8,277
       7,460          Schweitzer-Mauduit International, Inc ...          184
         188          Seaboard Corp ...........................           47
       7,055        * Seminis, Inc (Class A) ..................           26
      22,251          Sensient Technologies Corp ..............          506
       3,613        * Sharper Image Corp ......................           73

                       SEE NOTES TO FINANCIAL STATEMENTS


38   College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 CONSUMER NON-CYCLICAL--(CONTINUED)
       7,904        * Skechers USA, Inc (Class A) .............   $      171
       6,500        * Smart & Final, Inc ......................           51
      56,580        * Smithfield Foods, Inc ...................        1,050
         192        * Spartan Stores, Inc .....................            1
      18,100        * Stamps.Com, Inc .........................           80
       5,581          Standard Commercial Corp ................          121
     238,733        * Staples, Inc ............................        4,703
       2,247        * Steinway Musical Instruments, Inc .......           48
       3,400          Stepan Co ...............................           96
      16,912        * The Bombay Co, Inc ......................           76
       7,387          Thomas Industries, Inc ..................          213
      16,364        * Ticketmaster (Class B) ..................          306
      12,942          Tootsie Roll Industries, Inc ............          499
     100,010        * Toys "R" Us, Inc ........................        1,747
       3,485        * Tractor Supply Co .......................          247
       8,499        * Trans World Entertainment Corp ..........           50
       6,751          Triarc Cos, Inc .........................          186
       4,400        * Tuesday Morning Corp ....................           82
      26,621          Tupperware Corp .........................          553
      10,063        * Tweeter Home Entertainment Group, Inc ...          164
     115,674          Tyson Foods, Inc (Class A) ..............        1,794
       8,545        * United Auto Group, Inc ..................          179
       9,509        * United Natural Foods, Inc ...............          185
      13,411          Universal Corp ..........................          492
      86,337          UST, Inc ................................        2,935
      10,300        * Valuevision International, Inc (Class A)           187
      10,076          Vector Group Ltd ........................          177
       4,434        * Virbac Corp .............................           28
     523,116          Walgreen Co .............................       20,208
      12,821        * Weight Watchers International, Inc ......          557
       6,245          Weis Markets, Inc .......................          230
       5,717        * Whitehall Jewellers, Inc ................          119
      26,817        * Whole Foods Market, Inc .................        1,293
       9,837        * Wild Oats Markets, Inc ..................          158
      33,410        e Winn-Dixie Stores, Inc ..................          521
      82,660          Wrigley (Wm.) Jr Co .....................        4,575
      13,698        * Yankee Candle Co, Inc ...................          371
                                                                  ----------
                      TOTAL CONSUMER NON-CYCLICAL .............      554,738
                                                                  ----------
 ENERGY--5.85%
       7,741        * 3TEC Energy Corp ........................          135
      35,926          Amerada Hess Corp .......................        2,964
     127,004          Anadarko Petroleum Corp .................        6,261
      70,239          Apache Corp .............................        4,037
      35,467          Ashland, Inc ............................        1,436
       4,705        * Atwood Oceanics, Inc ....................          176
     173,191          Baker Hughes, Inc .......................        5,766
       8,466          Berry Petroleum Co (Class A) ............          143
      80,069        e BJ Services Co ..........................        2,713
     102,821          Burlington Resources, Inc ...............        3,907
      14,167          Cabot Oil & Gas Corp (Class A) ..........          324
      19,154        * Cal Dive International, Inc .............          421
         382        * Callon Petroleum Corp ...................            2
       4,582          Carbo Ceramics, Inc .....................          169
      72,100       e* Chesapeake Energy Corp ..................          519
     545,640          ChevronTexaco Corp ......................       48,289
      11,700        * Comstock Resources, Inc .................           89
     320,331          Conoco, Inc .............................        8,905
      23,563       e* Cooper Cameron Corp .....................        1,141
      11,108        * Denbury Resources, Inc ..................          114
      73,759          Devon Energy Corp .......................        3,635
      27,772          Diamond Offshore Drilling, Inc ..........          792
       3,045        * Dril-Quip, Inc ..........................           76
       4,189        * Encore Acquisition Co ...................           72
       9,796        * Energy Partners Ltd .....................           91
      69,198          Ensco International, Inc ................        1,886
      59,227          EOG Resources, Inc ......................        2,351
       9,687        * Evergreen Resources, Inc ................          412
       7,952        * Exploration Co Of Delaware, Inc .........           54
   3,466,648          Exxon Mobil Corp ........................      141,855
      15,539        * Forest Oil Corp .........................          442
          66        * Forest Oil Corp Wts 02/15/04 ............            1
          66        * Forest Oil Corp Wts 02/15/05 ............            1
      12,800          Frontier Oil Corp .......................          225
       7,398          Getty Realty Corp .......................          150
      34,034        * Global Industries Ltd ...................          238
      45,363        * Grant Prideco, Inc ......................          617
      85,384        * Grey Wolf, Inc ..........................          349
       3,889        * Gulf Island Fabrication, Inc ............           71
     222,948          Halliburton Co ..........................        3,554
      25,051       e* Hanover Compressor Co ...................          338
      17,721        * Harvest Natural Resources, Inc ..........           89
      25,505          Helmerich & Payne, Inc ..................          911
       4,691          Holly Corp ..............................           79
       8,800        * Horizon Offshore, Inc ...................           74
       4,900        * Houston Exploration Co ..................          142
       5,922        * Hydril Co ...............................          159
      23,068        * Input/Output, Inc .......................          208
         235       e* KCS Energy, Inc .........................            0
      51,249          Kerr-McGee Corp .........................        2,744
      49,434        * Key Energy Services, Inc ................          519

       7,200        * Key Production Co, Inc ..................          140
       2,838          Lufkin Industries, Inc ..................           82
      23,978        * Magnum Hunter Resources, Inc ............          189
       3,704       e* Magnum Hunter Resources, Inc Wts 03/21/05            3
     158,366          Marathon Oil Corp .......................        4,295
      19,543        * Maverick Tube Corp ......................          293
      16,151        * Meridian Resource Corp ..................           60
      18,593          Murphy Oil Corp .........................        1,534
       1,020       e* Nabors Industries Ltd ...................           36
      41,412        * National-Oilwell, Inc ...................          872
      22,506        * Newfield Exploration Co .................          837
      29,161          Noble Energy, Inc .......................        1,051
       7,748        * Nuevo Energy Co .........................          122
     191,653          Occidental Petroleum Corp ...............        5,748
      89,288          Ocean Energy, Inc .......................        1,935
      11,766        * Oceaneering International, Inc ..........          318
      39,687        * Parker Drilling Co ......................          130
      12,236          Patina Oil & Gas Corp ...................          336
      35,826        * Patterson-UTI Energy, Inc ...............        1,011
      41,080          Pennzoil-Quaker State Co ................          884
       1,287        * Petroleum Helicopters (Vote) ............           43
     201,162          Phillips Petroleum Co ...................       11,844
      58,799          Pioneer Natural Resources Co ............        1,532
      12,192        * Plains Resources, Inc ...................          326
      26,319          Pogo Producing Co .......................          858
       9,201        * Premcor, Inc ............................          237
      56,607        * Pride International, Inc ................          886
       4,900          Prima Energy Corp .......................          112
       8,758        * Pure Resources, Inc .....................          182
      24,826        * Range Resources Corp ....................          139
       8,765        * Remington Oil & Gas Corp ................          175
      48,006          Rowan Cos, Inc ..........................        1,030
       5,400          RPC, Inc ................................           64
         104        * Seabulk International, Inc Wts 12/14/03 .            0
       8,864        * Seacor Smit, Inc ........................          420
      25,898        * Smith International, Inc ................        1,766
      11,823        * Spinnaker Exploration Co ................          426
      14,293          St. Mary Land & Exploration Co ..........          342
      10,900        * Stone Energy Corp .......................          439

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  39

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------


    SHARES                                                        VALUE (000)
    ------                                                        ----------
 ENERGY--(CONTINUED)
      34,272          Sunoco, Inc .............................   $    1,221
      24,839        * Superior Energy Services, Inc ...........          252
      11,771        * Swift Energy Co .........................          186
      32,775        * Tesoro Petroleum Corp ...................          254
      25,294          Tidewater, Inc ..........................          833
      17,076        * Tom Brown, Inc ..........................          484
       7,390        * Transmontaigne, Inc .....................           45
          67        * Transtexas Gas Corp Wts 06/30/02 ........            0
      11,233        * Trico Marine Services, Inc ..............           76
      18,439          Unit Corp ...............................          320
       8,328        * Universal Compression Holdings, Inc .....          200
     125,033          Unocal Corp .............................        4,619
      51,641          Valero Energy Corp ......................        1,932
      39,951        * Varco International, Inc ................          701
      15,902        * Veritas DGC, Inc ........................          200
      24,700          Vintage Petroleum, Inc ..................          294
          20       e* Weatherford International Ltd ...........            1
       8,180        * Westport Resources Corp .................          134
      11,454        * W-H Energy Services, Inc ................          254
       4,524          World Fuel Services Corp ................          110
      59,179          XTO Energy, Inc .........................        1,219
                                                                  ----------
                      TOTAL ENERGY ............................      303,678
                                                                  ----------
 FINANCIAL SERVICES--21.49%
       7,138          1st Source Corp .........................          176
      16,500          21st Century Insurance Group ............          314
      41,246          A.G. Edwards, Inc .......................        1,603
       5,049          ABC Bancorp .............................           75
       7,332          Acadia Realty Trust .....................           60
      11,190          Advanta Corp (Class A) ..................          122
      11,593        * Affiliated Managers Group, Inc ..........          713
     264,871          Aflac, Inc ..............................        8,476
       4,851          Alabama National Bancorp ................          210
       8,055          Alexandria Real Estate Equities, Inc ....          397
      17,801          Alfa Corp ...............................          208
       2,805          Alleghany Corp ..........................          536
       6,038          Allegiant Bancorp, Inc ..................          110
      52,102        e Allied Capital Corp .....................        1,180
      27,094          Allmerica Financial Corp ................        1,252
     362,623          Allstate Corp ...........................       13,410
      42,786          AMB Property Corp .......................        1,326
      42,798          Ambac Financial Group, Inc ..............        2,876
      12,800          Amcore Financial, Inc ...................          297
      17,762          America First Mortgage Investments, Inc .          175
      19,636          American Capital Strategies Ltd .........          539
     603,027          American Express Co .....................       21,902
      15,417          American Financial Group, Inc ...........          368
      12,000          American Financial Holdings, Inc ........          359
       3,343          American Home Mortgage Holdings, Inc ....           42
   1,176,327          American International Group, Inc .......       80,261
       3,153        * American Medical Security Group, Inc ....           76
       2,975          American National Bankshares, Inc .......           81
       5,300          American National Insurance Co ..........          510
       5,463        * American Physicians Capital, Inc ........          101
      43,720       e* AmeriCredit Corp ........................        1,226
      47,002        * Ameritrade Holdings Corp (Class A) ......          216
      20,672        e Amerus Group Co .........................          767
       7,007          AMLI Residential Properties Trust .......          182
     184,938          Amsouth Bancorp .........................        4,139
      17,002       b* ANC Rental Corp .........................            4
      10,770          Anchor Bancorp Wisconsin, Inc ...........          260
      41,035          Annaly Mortgage Management, Inc .........          796
      20,287          Anthracite Capital, Inc .................          269
       6,236          Anworth Mortgage Asset Corp .............           87
     121,868          AON Corp ................................        3,593
      37,712          Apartment Investment & Management Co (Class A)   1,855
      14,924          Apex Mortgage Capital, Inc ..............          224
      89,962          Archstone-Smith Trust ...................        2,402
      29,904          Arden Realty, Inc .......................          851
      10,900          Argonaut Group, Inc .....................          233
       3,305          Arrow Financial Corp ....................          112
      39,186          Associated Banc-Corp ....................        1,478
       8,308          Associated Estates Realty Corp ..........           88
      44,413          Astoria Financial Corp ..................        1,423
      30,887          AvalonBay Communities, Inc ..............        1,442
       2,923          Baldwin & Lyons, Inc (Class B) ..........           67
       6,670        * Banc Corp ...............................           58
       1,989          Bancfirst Corp ..........................           92
       2,223          Bancorp Connecticut, Inc ................           62
      41,503          Bancorpsouth, Inc .......................          838
       5,769          Bank Mutual Corp ........................          118
     786,832          Bank Of America Corp ....................       55,361
       7,375          Bank Of Granite Corp ....................          145
      37,711          Bank Of Hawaii Corp .....................        1,056
     372,128          Bank Of New York Co, Inc ................       12,559
       2,270          Bank Of The Ozarks, Inc .................           51
     600,483          Bank One Corp ...........................       23,107
      12,700        * Bank United Corp (Contingent Payment Rts)            1
      20,902          BankAtlantic Bancorp, Inc (Class A) .....          259

      76,758          Banknorth Group, Inc ....................        1,997
      10,723        * Bankunited Financial Corp (Class A) .....          205
       5,270          Banner Corp .............................          130
      31,574          Bay View Capital Corp ...................          202
     244,976          BB&T Corp ...............................        9,456
      48,232          Bear Stearns Cos, Inc ...................        2,952
       6,098       e* Beazer Homes USA, Inc ...................          488
       7,515          Bedford Property Investors, Inc .........          204
      12,825          Berkley (W.R.) Corp .....................          705
       3,188          Berkshire Hills Bancorp, Inc ............           84
       3,151          BKF Capital Group, Inc ..................           90
       8,702       e* Blackrock, Inc ..........................          385
       7,046        * BOK Financial Corp ......................          236
       9,550          Boston Private Financial Holdings, Inc ..          236
      34,345          Boston Properties, Inc ..................        1,372
       2,010          Bostonfed Bancorp, Inc ..................           65
       8,900        * Boykin Lodging Co .......................           97
      13,357          Brandywine Realty Trust .................          346
      23,474          BRE Properties, Inc (Class A) ...........          730
       5,303        * Brookline Bancorp, Inc ..................          134
      24,688          Brown & Brown, Inc ......................          778
       1,901          Bryn Mawr Bank Corp .....................           77
       4,600          BSB Bancorp, Inc ........................          123
         470        * Cal Fed Bancorp, Inc (Goodwill Cert) ....            1
       1,772          California First National Bancorp .......           28
       4,118          Camden National Corp ....................          115
      18,422          Camden Property Trust ...................          682
      10,910          Capital Automotive Reit .................          260
       3,500          Capital City Bank Group, Inc ............          121
     105,757          Capital One Financial Corp ..............        6,456
       3,935          Capitol Bancorp Ltd .....................           94
      11,474          Capitol Federal Financial ...............          299
       4,560          Capstead Mortgage Corp ..................          103
      27,083          CarrAmerica Realty Corp .................          836
       6,371          Cascade Bancorp .........................          115
      11,069          Cash America International, Inc .........          102
      46,553        * Catellus Development Corp ...............          951
       7,882          Cathay Bancorp, Inc .....................          327
       1,701          CB Bancshares, Inc ......................           64
      10,713          CBL & Associates Properties, Inc ........          434
       4,427          CCBT Financial Cos, Inc .................          126

                       SEE NOTES TO FINANCIAL STATEMENTS


40  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 FINANCIAL SERVICES--(CONTINUED)
       5,788        * CCC Information Services Group, Inc .....   $       81
      11,187          Centennial Bancorp ......................           88
       5,382          Center Trust, Inc .......................           38
      11,700          Centerpoint Properties Corp .............          679
       3,796        * Central Coast Bancorp ...................           86
       1,629          Century Bancorp, Inc (Class A) ..........           45
       9,698          Ceres Group, Inc ........................           38
       6,137          CFS Bancorp, Inc ........................           95
     558,840          Charles Schwab Corp .....................        6,259
       2,026          Charter Financial Corp ..................           58
      20,500          Charter Municipal Mortgage Acceptance Co           367
     112,674          Charter One Financial, Inc ..............        3,874
      11,199          Chateau Communities, Inc ................          343
      14,203          Chelsea Property Group, Inc .............          475
      11,520          Chemical Financial Corp .................          432
      15,175          Chittenden Corp .........................          440
      44,608        * Choicepoint, Inc ........................        2,028
      82,790          Chubb Corp ..............................        5,862
      70,464          Cincinnati Financial Corp ...............        3,279
   2,633,016          Citigroup, Inc ..........................      102,029
      23,316          Citizens Banking Corp ...................          676
       4,625          Citizens First Bancorp, Inc .............          104
      11,236        * Citizens, Inc ...........................          146
       3,872          City Bank ...............................          124
       8,521          City Holding Co .........................          199
      20,464          City National Corp ......................        1,100
       6,929        * Clark/Bardes, Inc .......................          158
      12,801        * CNA Financial Corp ......................          339
       8,518          CNA Surety Corp .........................          124
       2,206          Coastal Bancorp, Inc ....................           70
       4,249          Coastal Financial Corp ..................           63
       3,466          CoBiz, Inc ..............................           60
      61,366          Colonial Bancgroup, Inc .................          920
       7,251          Colonial Properties Trust ...............          282
       2,957          Columbia Bancorp ........................           70
       6,587        * Columbia Banking System, Inc ............           85
      47,341       b* Comdisco, Inc ...........................            1
      91,853          Comerica, Inc ...........................        5,640
      29,913          Commerce Bancorp, Inc ...................        1,322
      30,301          Commerce Bancshares, Inc ................        1,341
      12,531          Commerce Group, Inc .....................          496
      23,159          Commercial Federal Corp .................          672
      18,707          Commercial Net Lease Realty, Inc ........          299
       3,955          Commonwealth Bancorp, Inc ...............          117
       5,913          Community Bank System, Inc ..............          191
       4,128          Community Banks, Inc ....................          121
      20,255          Community First Bankshares, Inc .........          528
       5,846          Community Trust Bancorp, Inc ............          164
      65,229          Compass Bancshares, Inc .................        2,192
       8,758        * CompuCredit Corp ........................           62
       6,003          Connecticut Bancshares, Inc .............          199
     155,974       e* Conseco, Inc ............................          312
      24,524          Cornerstone Realty Income Trust, Inc ....          277
       8,306          Corporate Office Properties Trust .......          121
       3,666          Correctional Properties Trust ...........           81
      14,319        * Corrections Corp Of America .............          248
       4,600          Corus Bankshares, Inc ...................          211
      52,992          Countrywide Credit Industries, Inc ......        2,557
      18,439          Cousins Properties, Inc .................          457
       3,500          CPB, Inc ................................          161
      13,625          Crawford & Co (Class B) .................          110
       6,824        * Credit Acceptance Corp ..................           86
       1,040        * Crescent Operating, Inc .................            0
      41,554          Crescent Real Estate Equities Co ........          777
      11,457          Crown American Realty Trust .............          108
      10,775        * CSK Auto Corp ...........................          150
      26,513          Cullen/Frost Bankers, Inc ...............          953
       1,331          Curtiss-Wright Corp (Class B) ...........          101
      13,353          CVB Financial Corp ......................          303
       6,623          Delphi Financial Group, Inc (Class A) ...          287
      27,929          Developers Diversified Realty Corp ......          628
      11,116          Dime Community Bancshares ...............          252
      19,653          Doral Financial Corp ....................          656
      10,867          Downey Financial Corp ...................          514
      68,647          Duke Realty Corp ........................        1,987
     150,600        * E*trade Group, Inc ......................          822
       2,549        * Eagle Bancshares, Inc ...................           66
      12,100          East West Bancorp, Inc ..................          418
       7,404          Eastgroup Properties, Inc ...............          190
      30,070          Eaton Vance Corp ........................          938
       7,300        * Electro Rent Corp .......................           95
       1,197          EMC INS Group, Inc ......................           18
       8,100          Entertainment Properties Trust ..........          200
     213,102          Equity Office Properties Trust ..........        6,414
       2,699          Equity One, Inc .........................           38
     140,355          Equity Residential Properties Trust .....        4,035
      11,562          Erie Indemnity Co (Class A) .............          468
       7,361          Essex Property Trust, Inc ...............          403
       7,284        * Euronet Worldwide, Inc ..................          116
       5,445          F & M Bancorp ...........................          192
     509,006          Fannie Mae ..............................       37,539
       3,145          Farmers Capital Bank Corp ...............          111

       5,836          FBL Financial Group, Inc (Class A) ......          129
       7,931          FBR Asset Investment Corp ...............          264
       4,106       e* Federal Agricultural Mortgage Corp (Class C)       110
      18,604          Federal Realty Investment Trust .........          516
      42,111          Federated Investors, Inc (Class B) ......        1,456
      22,349          FelCor Lodging Trust, Inc ...............          410
       8,048          Fidelity Bankshares, Inc ................          177
      49,255          Fidelity National Financial, Inc ........        1,556
     260,702          Fifth Third Bancorp .....................       17,376
       5,685          Financial Federal Corp ..................          188
       4,001          Financial Industries Corp ...............           72
       3,968          Financial Institutions, Inc .............          150
      36,524          First American Corp .....................          840
       3,488          First Bancorp (North Carolina) ..........           96
      11,321          First Bancorp (Puerto Rico) .............          427
         600        * First Banks America, Inc ................           23
       4,600          First Busey Corp ........................          102
      15,600          First Charter Corp ......................          282
       3,200          First Citizens Bancshares, Inc (Class A).          354
      30,222          First Commonwealth Financial Corp .......          408
       2,493          First Community Bancorp .................           58
       4,569          First Community Bancshares ..............          154
       2,716          First Defiance Financial Corp ...........           54
       3,319          First Essex Bancorp, Inc ................          114
       8,531          First Federal Capital Corp ..............          189
      18,558          First Financial Bancorp .................          363
       6,310          First Financial Bankshares, Inc .........          264
       3,600          First Financial Corp (Indiana) ..........          185
       7,000          First Financial Holdings, Inc ...........          225
       5,900          First Indiana Corp ......................          128
       7,059          First Merchants Corp ....................          212
      24,773          First Midwest Bancorp, Inc ..............          688
       3,554          First National Corp .....................          107
       4,900          First Niagara Financial Group, Inc ......          136
       2,201          First Oak Brook Bancshares, Inc .........           69
       6,530          First Place Financial Corp ..............          130
       5,261        * First Republic Bank .....................          145

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  41

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 FINANCIAL SERVICES--(CONTINUED)
      12,660          First Sentinel Bancorp, Inc .............   $      174
       1,441          First South Bancorp, Inc ................           52
       2,111          First State Bancorporation ..............           55
      64,810          First Tennessee National Corp ...........        2,482
      24,547          First Virginia Banks, Inc ...............        1,316
       2,833          Firstfed America Bancorp, Inc ...........           67
       9,119          Firstfed Financial Corp .................          264
      43,312          FirstMerit Corp .........................        1,195
       6,884          Flagstar Bancorp, Inc ...................          159
     535,443          FleetBoston Financial Corp ..............       17,322
       5,103          Flushing Financial Corp .................          105
      22,359          FNB Corp ................................          614
       2,977          FNB Corp (Virginia) .....................           91
       4,492        * Fpic Insurance Group, Inc ...............           68
       1,389          Franklin Financial Corp .................           35
      87,071          Franklin Resources, Inc .................        3,713
     354,770          Freddie Mac .............................       21,712
      29,600        e Fremont General Corp ....................          124
       7,607        * Friedman, Billings, Ramsey Group, Inc ...           97
       8,243          Frontier Financial Corp .................          242
      12,800       b* Frontline Capital Group, Inc ............            0
      52,734          Fulton Financial Corp ...................          998
       3,122        * Gabelli Asset Management, Inc (Class A) .          114
      12,600          Gables Residential Trust ................          402
      45,254          Gallagher (Arthur J.) & Co ..............        1,568
      30,057          Gartner, Inc (Class A) ..................          304
      12,190        * Gartner, Inc (Class B) ..................          115
       3,954          GBC Bancorp .............................          114
      32,096          General Growth Properties, Inc ..........        1,637
       4,570          German American Bancorp .................           85
       7,910          Glacier Bancorp, Inc ....................          194
       4,530          Gladstone Capital Corp ..................           82
       8,020          Glenborough Realty Trust, Inc ...........          190
      13,321          Glimcher Realty Trust ...................          246
      14,400          Gold Banc Corp, Inc .....................          158
      37,720          Golden State Bancorp, Inc ...............        1,367
      13,600        * Golden State Bancorp, Inc
                        (Litigation Tracking Wts 12/31/60) ....           15
      64,154          Golden West Financial Corp ..............        4,413
     123,296          Goldman Sachs Group, Inc ................        9,044
       2,644          Granite State Bankshares, Inc ...........           87
       3,733          Great American Financial Resources, Inc .           72
       6,653          Great Lakes Reit, Inc ...................          126
       3,028          Great Southern Bancorp, Inc .............          121
      23,208        e Greater Bay Bancorp .....................          714
      43,518          Greenpoint Financial Corp ...............        2,137
       4,532          Hancock Holding Co ......................          305
       4,463        * Hanmi Financial Corp ....................           76
      10,895          Harbor Florida Bancshares, Inc ..........          242
      15,259          Harleysville Group, Inc .................          423
       9,442          Harleysville National Corp ..............          255
     126,534          Hartford Financial Services Group, Inc ..        7,525
       3,001        * Hawthorne Financial Corp ................           97
      31,793          HCC Insurance Holdings, Inc .............          838
      29,161          Health Care Property Investors, Inc .....        1,251
      18,885          Health Care Reit, Inc ...................          566
      21,420          Healthcare Realty Trust, Inc ............          685
       9,197          Heritage Property Investment Trust ......          246
      81,834          Hibernia Corp (Class A) .................        1,619
      27,100        e Highwoods Properties, Inc ...............          705
      14,600          Hilb, Rogal & Hamilton Co ...............          661
      13,229          Home Properties Of New York, Inc ........          502
      38,278       e* Homestore, Inc ..........................           55
      27,352          Hooper Holmes, Inc ......................          219
      18,145          Horace Mann Educators Corp ..............          339
      33,329          Hospitality Properties Trust ............        1,217
     120,160       e* Host Marriott Corp ......................        1,358
     233,367          Household International, Inc ............       11,598
      65,842          HRPT Properties Trust ...................          583
      38,670          Hudson City Bancorp, Inc ................          770
       7,664          Hudson River Bancorp, Inc ...............          207
      23,117          Hudson United Bancorp ...................          660
       4,576          Humboldt Bancorp ........................           77
     126,973          Huntington Bancshares, Inc ..............        2,466
       2,945          IBERIABANK Corp .........................          119
      20,150          IMPAC Mortgage Holdings, Inc ............          272
      26,849          Independence Community Bank Corp ........          771
       1,671          Independence Holding Co .................           37
       6,177          Independent Bank Corp (Massachusetts) ...          141
       5,940          Independent Bank Corp (Michigan) ........          187
      30,813        * IndyMac Bancorp, Inc ....................          699
      11,660          Innkeepers U.S.A. Trust .................          112
       9,800        * Insignia Financial Group, Inc ...........           95
      20,584       e* Instinet Group, Inc .....................          134
       5,078        * Insurance Auto Auctions, Inc ............           99
       7,890          Integra Bank Corp .......................          177
       2,923          Interchange Financial Services Cp .......           81
      11,491          International Bancshares Corp ...........          485
      25,008        * Investment Technology Group, Inc ........          818
      32,851          Investors Financial Services Corp .......        1,102
      13,847          Investors Real Estate Trust .............          148
      17,700          IRT Property Co .........................          225

       7,712          Irwin Financial Corp ....................          155
      23,577          iStar Financial, Inc ....................          672
       2,361        * Itla Capital Corp .......................           70
      21,698          ITT Educational Services, Inc ...........          473
      17,650          JDN Realty Corp .........................          221
       9,880          Jefferies Group, Inc ....................          416
      76,794          Jefferson-Pilot Corp ....................        3,609
     150,597          John Hancock Financial Services, Inc ....        5,301
      10,522          John Nuveen Co (Class A) ................          270
      16,000        * Jones Lang Lasalle, Inc .................          395
   1,017,696          JP Morgan Chase & Co ....................       34,520
       6,625          JP Realty, Inc ..........................          177
       1,878          Kansas City Life Insurance Co ...........           73
     217,923          Keycorp .................................        5,949
       7,039          Keystone Property Trust .................          112
      12,505          Kilroy Realty Corp ......................          335
      46,856          Kimco Realty Corp .......................        1,569
      41,611        * Knight Trading Group, Inc ...............          218
      12,731          Koger Equity, Inc .......................          246
       9,411          Kramont Realty Trust ....................          150
      70,278        * La Quinta Corp ..........................          510
      23,891       e* LaBranche & Co, Inc .....................          547
       5,746          Lakeland Bancorp, Inc ...................          125
       2,607          Lakeland Financial Corp .................           75
       9,440          Landamerica Financial Group, Inc ........          297
         633          Leeds Federal Bankshares, Inc ...........           20
      33,644        e Legg Mason, Inc .........................        1,660
     124,759          Lehman Brothers Holdings, Inc ...........        7,800
       3,360        * Lendingtree, Inc ........................           43
      18,443          Leucadia National Corp ..................          584
      11,938          Lexington Corporate Properties Trust ....          197
       8,858          Liberty Corp ............................          353
      95,597          Lincoln National Corp ...................        4,015
      11,460          LNR Property Corp .......................          395
       9,660        * Local Financial Corp ....................          158
       4,318          LSB Bancshares, Inc .....................           86
       7,201          LTC Properties, Inc .....................           61

                       SEE NOTES TO FINANCIAL STATEMENTS

42  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 FINANCIAL SERVICES--(CONTINUED)
      40,440          M & T Bank Corp .........................   $    3,468
       3,413          Macatawa Bank Corp ......................           74
      16,667          Macerich Co .............................          517
      21,889          Mack-Cali Realty Corp ...................          770
       9,617          MAF Bancorp, Inc ........................          362
       5,266        e Main Street Banks, Inc ..................          109
       2,855          Mainsource Financial Group, Inc .........           69
       6,622          Manufactured Home Communities, Inc ......          233
       4,242        * Markel Corp .............................          836
     140,025          Marsh & McLennan Cos, Inc ...............       13,526
     108,470          Marshall & Ilsley Corp ..................        3,355
       1,945          MASSBANK Corp ...........................           69
       5,772          MB Financial, Inc .......................          193
      75,592          MBIA, Inc ...............................        4,273
     361,822          MBNA Corp ...............................       11,965
      10,323          MCG Capital Corp ........................          172
       3,418          Medford Bancorp, Inc ....................          119
         500        * MEEMIC Holdings, Inc ....................           14
     225,433          Mellon Financial Corp ...................        7,085
      36,874          Mercantile Bankshares Corp ..............        1,513
       2,038          Merchants Bancshares, Inc ...............           58
      13,251          Mercury General Corp ....................          643
      20,840          Meristar Hospitality Corp ...............          318
       3,555          Meritage Corp ...........................          162
     438,824          Merrill Lynch & Co, Inc .................       17,772
     151,805          Metlife, Inc ............................        4,372
      16,812        e Metris Cos, Inc .........................          140
         324        * MFN Financial Corp Series B Wts 03/23/03             0
         324        * MFN Financial Corp Series C Wts 03/23/04             0
      46,570        e MGIC Investment Corp ....................        3,158
       8,762          Mid Atlantic Realty Trust ...............          154
       7,198          Mid-America Apartment Communities, Inc ..          193
       1,900          Midland Co ..............................           96
      12,309          Mid-State Bancshares .....................         238
       3,081          Midwest Banc Holdings, Inc ..............           92
      11,170          Mills Corp ..............................          346
       7,660          Mission West Properties, Inc ............           93
       2,900          Mississippi Valley Bancshares, Inc ......          150
      23,015          MONY Group, Inc .........................          783
     563,095          Morgan Stanley Dean Witter & Co .........       24,258
       2,036          Nara Bancorp, Inc .......................           47
       1,557          NASB Financial, Inc .....................           34
     311,310          National City Corp ......................       10,351
     106,120          National Commerce Financial Corp ........        2,791
       9,815          National Health Investors, Inc ..........          157
       3,028          National Health Realty, Inc .............           56
       9,013          National Penn Bancshares, Inc ...........          236
       1,100        * National Western Life Insurance Co (Class A)       127
      10,551          Nationwide Financial Services, Inc (Class A)       417
      25,108          Nationwide Health Properties, Inc .......          471
       2,064        * Navigators Group, Inc ...................           55
       2,663          NBC Capital Corp ........................          101
      15,280          NBT Bancorp, Inc ........................          276
      24,799        * NetBank, Inc ............................          289
      28,580          Neuberger Berman, Inc ...................        1,046
       8,038          New Century Financial Corp ..............          281
      48,444          New Plan Excel Realty Trust .............        1,009
      54,837          New York Community Bancorp, Inc .........        1,486
      13,900       e* NextCard, Inc ...........................            0
      83,763          North Fork Bancorp, Inc .................        3,335
     100,258          Northern Trust Corp .....................        4,417
       5,539          Northwest Bancorp, Inc ..................           73
       5,322          Novastar Financial, Inc .................          190
         736        * NYMAGIC, Inc ............................           11
       5,526          OceanFirst Financial Corp ...............          134
      18,400        * Ocwen Financial Corp ....................          101
       8,557          Odyssey Re Holdings Corp ................          149
      25,984        * Ohio Casualty Corp ......................          543
      31,283          Old National Bancorp ....................          796
      62,403          Old Republic International Corp .........        1,966
       3,728          Old Second Bancorp, Inc .................          137
       4,300          Omega Financial Corp ....................          157
       6,218          Oriental Financial Group, Inc ...........          158
       3,424        * OSI Systems, Inc ........................           68
      17,999          Pacific Capital Bancorp .................          430
      10,000        * Pacific Gulf Properties, Inc Liquidation Trust      18
       7,874          Pacific Northwest Bancorp ...............          247
       5,418        * Pacific Union Bank ......................           95
      17,015          Pan Pacific Retail Properties, Inc ......          582
       6,146          Park National Corp ......................          529
       2,446          Parkvale Financial Corp .................           70
       3,991          Parkway Properties, Inc .................          145
       3,372        * Partners Trust Financial Group, Inc .....           54
       1,532          Peapack Gladstone Financial Corp ........           94
       2,542          Pennfed Financial Services, Inc .........           71
       3,230          Pennrock Financial Services Corp ........          106
       7,042          Pennsylvania Real Estate Investment Trust          191
       4,025          Peoples Bancorp, Inc ....................          115
      12,710          People's Bank ...........................          332
       2,976          Peoples Holding Co ......................          122
       5,786          PFF Bancorp, Inc ........................          222
       8,455        * Philadelphia Consolidated Holding Corp ..          383

      51,231          Phoenix Cos, Inc ........................          940
       3,338        * Pico Holdings, Inc ......................           55
      13,437          PMA Capital Corp (Class A) ..............          284
      46,391          PMI Group, Inc ..........................        1,772
     144,766          PNC Financial Services Group, Inc .......        7,568
      69,807          Popular, Inc ............................        2,351
       2,967          Port Financial Corp .....................          119
      18,519          Post Properties, Inc ....................          559
      15,717          Prentiss Properties Trust ...............          499
      10,542          Presidential Life Corp ..................          214
       9,430        * Price Legacy Corp .......................           36
         486        * Prime Group Realty Trust ................            3
     157,189        * Principal Financial Group ...............        4,873
       1,867          Privatebancorp, Inc .....................           56
      11,041        * ProAssurance Corp .......................          194
      98,380          Progressive Corp ........................        5,691
      81,933          Prologis Trust ..........................        2,130
       5,900          Prosperity Bancshares, Inc ..............          108
      35,093          Protective Life Corp ....................        1,162
       1,900          Provident Bancorp, Inc ..................           53
      12,205          Provident Bankshares Corp ...............          289
      21,529        e Provident Financial Group, Inc ..........          625
     134,920        * Providian Financial Corp ................          793
     315,422        * Prudential Financial, Inc ...............       10,522
       5,122          PS Business Parks, Inc ..................          179
      50,708          Public Storage, Inc .....................        1,881
       1,941        * Quaker City Bancorp, Inc ................           81
       7,214          R & G Financial Corp (Class B) ..........          171
      45,914          Radian Group, Inc .......................        2,243
       8,001          RAIT Investment Trust ...................          190
       4,154          Ramco-Gershenson Properties .............           84
      19,629          Raymond James Financial, Inc ............          559
      17,100          Realty Income Corp ......................          631
      26,212          Reckson Associates Realty Corp ..........          653
       1,013          Reckson Associates Realty Corp (Class B)            26
       4,619          Redwood Trust, Inc ......................          145
      12,095          Regency Centers Corp ....................          359

                        SEE NOTES TO FINANCIAL STATEMENTS


2002 SEMIANNUAL REPORT  College Retirement Equities Fund  44

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 FINANCIAL SERVICES--(CONTINUED)
     117,759          Regions Financial Corp ..................   $    4,139
       8,863          Reinsurance Group Of America, Inc .......          273
      24,062          Republic Bancorp, Inc ...................          360
       3,400          Republic Bancorp, Inc (Kentucky) (Class A)          40
       2,200        * Republic Bancshares, Inc ................           44
       7,196          Resource America, Inc (Class A) .........           76
      14,700          RFS Hotel Investors, Inc ................          199
       7,188          Riggs National Corp .....................          107
       3,251          RLI Corp ................................          166
      38,000          Roslyn Bancorp, Inc .....................          830
      38,303          Rouse Co ................................        1,264
       2,416          Royal Bancshares Of Pennsylvania (Class A)          52
          64          Royal Bank Of Canada (New York) .........            2
      13,572          S & T Bancorp, Inc ......................          367
       2,954          S.Y. Bancorp, Inc .......................          121
      65,353          Safeco Corp .............................        2,019
       7,500          Sandy Spring Bancorp, Inc ...............          241
       4,300          Santander Bancorp .......................           73
       5,300          Saul Centers, Inc .......................          137
      14,357        * Saxon Capital, Inc ......................          234
       1,788          Seacoast Banking Corp Of Florida ........          103
      12,410          Seacoast Financial Services Corp ........          311
       4,406          Second Bancorp, Inc .....................          120
      38,631          SEI Investments Co ......................        1,088
      13,100          Selective Insurance Group, Inc ..........          371
      22,666          Senior Housing Properties Trust .........          356
      23,191        * Silicon Valley Bancshares ...............          611
       3,780          Simmons First National Corp (Class A) ...          161
      66,513          Simon Property Group, Inc ...............        2,450
       5,888          Sizeler Property Investors ..............           64
      35,946          Sky Financial Group, Inc ................          760
      13,500          SL Green Realty Corp ....................          481
      75,417          Slm Corp ................................        7,308
      37,269        * SoundView Technology Group, Inc .........           63
      20,587          South Financial Group, Inc ..............          461
     177,294          SouthTrust Corp .........................        4,631
       2,630          Southwest Bancorp, Inc ..................           73
      14,444        * Southwest Bancorp Of Texas, Inc .........          523
     133,633          Sovereign Bancorp, Inc ..................        1,998
       6,200          Sovran Self Storage, Inc ................          212
       3,769          St. Francis Capital Corp ................           94
      15,234          St. Joe Co ..............................          457
     106,517          St. Paul Cos, Inc .......................        4,146
      15,166          Stancorp Financial Group, Inc ...........          842
     102,360          Starwood Hotels & Resorts Worldwide, Inc         3,367
       6,600          State Auto Financial Corp ...............          108
       3,748          State Bancorp, Inc ......................           66
     166,295          State Street Corp .......................        7,433
      28,181          Staten Island Bancorp, Inc ..............          541
       4,489          Sterling Bancorp ........................          160
      18,963          Sterling Bancshares, Inc ................          280
       8,547          Sterling Financial Corp (Pennsylvania) ..          213
       5,944        * Sterling Financial Corp (Spokane) .......          118
       8,533        * Stewart Information Services Corp .......          175
     114,188          Stilwell Financial, Inc .................        2,078
       2,100          Student Loan Corp .......................          174
       5,956          Suffolk Bancorp .........................          217
       2,689          Summit Bancshares, Inc ..................           65
      11,297          Summit Properties, Inc ..................          264
       2,522          Sun Bancorp, Inc ........................           62
       3,267        * Sun Bancorp, Inc ........................           45
       7,590          Sun Communities, Inc ....................          317
     127,310          Suntrust Banks, Inc .....................        8,622
       3,565          Superior Financial Corp .................           68
      20,125          Susquehanna Bancshares, Inc .............          457
       6,972        e SWS Group, Inc ..........................          137
     150,945          Synovus Financial Corp ..................        4,154
      11,150        * Syntroleum Corp .........................           32
      53,821          T Rowe Price Group, Inc .................        1,770
      14,805          Taubman Centers, Inc ....................          226
      39,968          TCF Financial Corp ......................        1,963
       7,529          Texas Regional Bancshares, Inc (Class A)           374
      21,226          Thornburg Mortgage, Inc .................          418
       4,365          Three Rivers Bancorp, Inc ...............           78
       3,591          Tompkins Trustco, Inc ...................          175
      62,065          Torchmark Corp ..........................        2,371
       7,200          Town & Country Trust ....................          161
      14,805        * Trammell Crow Co ........................          214
      10,758          Transatlantic Holdings, Inc .............          861
       1,459        * Transcontinental Realty Investors, Inc ..           29
     137,500        * Travelers Property Casulaty Corp (Class A)       2,434
       3,901        * Triad Guaranty, Inc .....................          170
       2,579          Trico Bancshares ........................           68
      45,961          Trizec Properties, Inc ..................          775
       4,114          Troy Financial Corp .....................          124
       9,400          Trust Co Of New Jersey ..................          242
      36,526          Trustco Bank Corp Ny ....................          481
      22,246          Trustmark Corp ..........................          568
     977,191          U.S. Bancorp ............................       22,817
       8,930          U.S. Restaurant Properties, Inc .........          148
       6,084          U.S.B. Holding Co, Inc ..................          125

       9,266          UCBH Holdings, Inc ......................          352
      19,718        * UICI ....................................          398
       8,414          UMB Financial Corp ......................          394
      10,310          Umpqua Holdings Corp ....................          191
       5,027        * Union Acceptance Corp (Class A) .........           21
       3,856          Union Bankshares Corp ...................          102
     103,639          Union Planters Corp .....................        3,355
      26,282          UnionBanCal Corp ........................        1,231
      18,699          United Bankshares, Inc ..................          549
       8,477          United Community Banks, Inc .............          251
      16,600          United Community Financial Corp .........          155
      54,849          United Dominion Realty Trust, Inc .......          864
       3,592          United Fire & Casualty Co ...............          136
       6,950          United National Bancorp .................          160
      26,816       e* United Rentals, Inc .....................          585
      38,300        * UnitedGlobalcom, Inc (Class A) ..........          105
      24,035          Unitrin, Inc ............................          860
      11,917        * Universal American Financial Corp .......           80
       5,579          Universal Health Realty Income Trust ....          147
      11,566          Unizan Financial Corp ...................          248
     124,171          UnumProvident Corp ......................        3,160
       6,327          Urstadt Biddle Properties, Inc (Class A)            72
      48,958          Valley National Bancorp .................        1,361
         800          Value Line, Inc .........................           33
      17,109          Vesta Insurance Group, Inc ..............           73
       5,892        * VIB Corp ................................           77
       3,724          Virginia Financial Group, Inc ...........          119
       2,382          Vista Bancorp, Inc ......................           64
      37,362          Vornado Realty Trust ....................        1,726
      13,693          W Holding Co, Inc .......................          331
     699,618          Wachovia Corp ...........................       26,711
      37,567          Waddell & Reed Financial, Inc (Class A) .          861
       1,872          Warwick Community Bancorp ...............           56
      32,865          Washington Federal, Inc .................          830
     498,005          Washington Mutual, Inc ..................       18,481
      18,812          Washington Real Estate Investment Trust .          544
       6,660          Washington Trust Bancorp, Inc ...........          158
      19,376          Waypoint Financial Corp .................          379

                       SEE NOTES TO FINANCIAL STATEMENTS


44  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 FINANCIAL SERVICES--(CONTINUED)
      25,129          Webster Financial Corp ..................   $      961
      23,001          Weingarten Realty Investors .............          814
     874,459          Wells Fargo & Co ........................       43,776
       2,722        * Wellsford Real Properties, Inc ..........           56
      10,900          Wesbanco, Inc ...........................          259
         760          Wesco Financial Corp ....................          229
       8,109          West Coast Bancorp ......................          139
      17,040          Westamerica Bancorp .....................          674
       5,953          Westcorp ................................          190
       2,541          Westfield Financial, Inc ................           39
       3,522        * WFS Financial, Inc ......................           97
      20,400          Whitney Holding Corp ....................          627
       2,480          Willow Grove Bancorp, Inc ...............           29
      33,213          Wilmington Trust Corp ...................        1,013
       8,628          Winston Hotels, Inc .....................           84
       6,957          Wintrust Financial Corp .................          241
       5,669        * World Acceptance Corp ...................           48
       4,067          WSFS Financial Corp .....................          105
      76,089        * Wyndham International, Inc (Class A) ....           88
       3,017          Yardville National Bancorp ..............           60
       4,212          Zenith National Insurance Corp ..........          134
      46,936          Zions Bancorp ...........................        2,445
                                                                  ----------
                      TOTAL FINANCIAL SERVICES ................    1,115,312
                                                                  ----------
 HEALTH CARE--14.37%
       5,629        * aaiPharma, Inc ..........................          127
     797,712          Abbott Laboratories .....................       30,034
      39,835        * Abgenix, Inc ............................          390
       6,372        * Abiomed, Inc ............................           54
      15,062       e* Accredo Health, Inc .....................          695
      16,356        * Adolor Corp .............................          184
       4,544          Advanced Neuromodulation Systems, Inc ...          139
      37,200        * Advanced Tissue Sciences, Inc ...........           54
      37,641        * AdvancePCS ..............................          901
       2,366        * Advisory Board Co/The ...................           86
      74,589          Aetna, Inc ..............................        3,578
      25,660        * Affymetrix, Inc .........................          616
      11,171       e* Aksys Ltd ...............................           77
       7,240        * Alaris Medical, Inc .....................           48
      10,644        * Albany Molecular Research, Inc ..........          225
      20,394        * Alderwoods Group, Inc ...................          156
       8,969        * Alexion Pharmaceuticals, Inc ............          136
      16,394       e* Align Technology, Inc ...................           66
      27,870        * Alkermes, Inc ...........................          446
      68,718          Allergan, Inc ...........................        4,587
       5,958        * Alliance Imaging, Inc ...................           80
      11,738        * Allos Therapeutics, Inc .................          106
      11,824        * Allscripts Healthcare Solutions, Inc ....           44
      15,077          Alpharma, Inc (Class A) .................          256
       5,461       e* American Healthways, Inc ................           97
       9,974        * American Medical Systems Holdings, Inc ..          200
       4,604        * American Pharmaceutical Partners, Inc ...           57
       4,917        * AMERIGROUP Corp .........................          134
      14,268        * Ameripath, Inc ..........................          342
      53,609        e AmerisourceBergen Corp ..................        4,074
     531,106          Amgen, Inc ..............................       22,243
       7,148        * AMN Healthcare Services, Inc ............          250
      10,473        * Amsurg Corp .............................          275
      31,435       e* Amylin Pharmaceuticals, Inc .............          344
      32,246        * Andrx Corp ..............................          870
      52,825        * Anthem, Inc .............................        3,565
      11,153       e* Antigenics, Inc .........................          110
       8,800        * Aphton Corp .............................           66
      51,960        * Apogent Technologies, Inc ...............        1,069
     109,093          Applera Corp (Applied Biosystems Group) .        2,126
      35,086        * Applera Corp (Celera Genomics Group) ....          421
       8,233        * Applied Molecular Evolution .............           48
      21,000        * Apria Healthcare Group, Inc .............          470
       9,215        * Arena Pharmaceuticals, Inc ..............           77
      14,500        * Ariad Pharmaceuticals, Inc ..............           60
      10,607        * Arqule, Inc .............................           72
       9,645        * Array Biopharma, Inc ....................           93
       4,764          Arrow International, Inc ................          186
      10,765        * Arthrocare Corp .........................          138
      12,732        * Atherogenics, Inc .......................           91
      10,582        * Atrix Laboratories, Inc .................          235
       2,035        * Avant Immunotherapeutics, Inc ...........            2
         234       e* AVI Biopharma, Inc ......................            1
      10,000        * Avigen, Inc .............................           94
      26,685          Bard (C.R.), Inc ........................        1,510
      14,049       e* Barr Laboratories, Inc ..................          893
      25,859          Bausch & Lomb, Inc ......................          875
     307,305          Baxter International, Inc ...............       13,660
       2,200        * Baxter International, Inc (Contingent Value Rts)     0
      29,798          Beckman Coulter, Inc ....................        1,487
     132,220          Becton Dickinson & Co ...................        4,555
       6,191        * Benthley Pharmaceuticals, Inc ...........           72
      50,244        * Beverly Enterprises, Inc ................          382
      75,996        * Biogen, Inc .............................        3,149
      18,021        * BioMarin Pharmaceutical, Inc ............           94

     137,573          Biomet, Inc .............................        3,731
       9,400       e* Biopure Corp ............................           72
       8,466        * Bio-Rad Laboratories, Inc (Class A) .....          385
       1,752        * Bioreliance Corp ........................           43
       6,028        * Biosite, Inc ............................          170
      29,700        * Bio-Technology General Corp .............          178
       5,000        * Bone Care International, Inc ............           26
     161,906        * Boston Scientific Corp ..................        4,747
       4,225        * Bradley Pharmaceuticals, Inc ............           56
     990,178          Bristol-Myers Squibb Co .................       25,448
       6,625       e* Britesmile, Inc .........................           16
       5,725        * Bruker Daltonics, Inc ...................           23
      12,205        * Caliper Technologies Corp ...............          102
       3,402        * Cantel Medical Corp .....................           63
      28,024        * Cardiac Science, Inc ....................          111
     231,090          Cardinal Health, Inc ....................       14,191
      15,000        * Cardiodynamics International Corp .......           56
     114,798        * Caremark Rx, Inc ........................        1,894
      39,023        * Celgene Corp ............................          597
      16,797        * Cell Genesys, Inc .......................          227
      17,100        * Cell Therapeutics, Inc ..................           93
       2,556        * Centene Corp ............................           79
      23,963       e* Cephalon, Inc ...........................        1,083
      11,665        * Cepheid, Inc ............................           65
      14,197        * Cerner Corp .............................          679
       6,883        * Cerus Corp ..............................          233
      22,588        * Charles River Laboratories International, Inc      792
       2,646        * Chattem, Inc ............................           83
      47,590        * Chiron Corp .............................        1,682
       5,996        * Cholestech Corp .........................           63
      66,227          Cigna Corp ..............................        6,452
       7,358        * Cima Labs, Inc ..........................          177
       2,600        * Closure Medical Corp ....................           36
       4,804        * Cobalt Corp .............................          110
      14,900        * Coherent, Inc ...........................          440
       3,933        * Collateral Therapeutics, Inc ............           46
      13,200        * Columbia Laboratories, Inc ..............           79
      25,561        * Community Health Systems, Inc ...........          685
       1,533        * Computer Programs & Systems, Inc ........           33
       6,769        * Conceptus, Inc ..........................          112

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  45

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 HEALTH CARE--(CONTINUED)
      14,150        * Conmed Corp .............................   $      316
      15,300        * Connetics Corp ..........................          198
       7,592          Cooper Cos, Inc .........................          358
      19,991        * Corixa Corp .............................          137
       3,311        * Corvel Corp .............................          111
      31,528        * Covance, Inc ............................          591
      20,513        * Coventry Health Care, Inc ...............          583
      16,482        * Cross County, Inc .......................          623
       8,150        * Cryolife, Inc ...........................          131
      13,667        * Cubist Pharmaceuticals, Inc .............          129
      20,485        * CuraGen Corp ............................          113
       5,255        * Curative Health Services, Inc ...........           88
      12,879        * CV Therapeutics, Inc ....................          240
      10,915        * Cyberonics, Inc .........................          143
      62,776        * Cytyc Corp ..............................          478
       6,561          D&K Healthcare Resources, Inc ...........          231
       5,800          Datascope Corp ..........................          160
      39,615       e* DaVita, Inc .............................          943
      17,790        * Decode Genetics, Inc ....................           83
       3,985        * Deltagen, Inc ...........................           10
      15,950        * Dendrite International, Inc .............          154
      35,700          Dentsply International, Inc .............        1,318
      11,094          Diagnostic Products Corp ................          410
       4,336        * Dianon Systems, Inc .....................          232
       5,900        * Digene Corp .............................           69
       8,648        * Discovery Partners International, Inc ...           57
      12,301        * Diversa Corp ............................          122
       3,742        * DJ Orthopedics, Inc .....................           31
      12,415        * Durect Corp .............................           99
       6,300        * DVI, Inc ................................          122
       2,484       e* Dynacq International, Inc ...............           35
      17,669        * Eclipsys Corp ...........................          116
      30,522        * Edwards Lifesciences Corp ...............          708
       3,681        * Embrex, Inc .............................           77
      11,235        * Endo Pharmaceuticals Holdings, Inc ......           79
       7,039        * Endocardial Solutions, Inc ..............           53
       9,242       e* Endocare, Inc ...........................          122
      11,896        * Enzo Biochem, Inc .......................          170
      22,067        * Enzon, Inc ..............................          543
       5,024        * Eon Labs, Inc ...........................           89
       6,386        * EPIX Medical, Inc .......................           67
       2,761        * eResearch Technology, Inc ...............           70
      14,713        * Esperion Therapeutics, Inc ..............           80
       5,444       e* Exact Sciences Corp .....................           87
      23,047        * Exelixis, Inc ...........................          174
      33,171       e* Express Scripts, Inc (Class A) ..........        1,662
      51,575        * First Health Group Corp .................        1,446
      11,385        * First Horizon Pharmaceutical ............          236
      28,185          Fisher Scientific International, Inc ....          789
      82,088        * Forest Laboratories, Inc ................        5,812
      14,200        * Gene Logic, Inc .........................          199
       4,751        * Genencor International, Inc .............           47
     112,918       e* Genentech, Inc ..........................        3,783
      14,291        * Genesis Health Ventures, Inc ............          287
       4,900       e* Genstar Therapeutics Corp ...............            2
      19,407       e* Genta, Inc ..............................          161
      18,956        * Genzyme Corp (Biosurgery Division) ......           86
     100,019        * Genzyme Corp (General Division) .........        1,924
      12,316        * Geron Corp ..............................           56
      88,570        * Gilead Sciences, Inc ....................        2,912
     156,486        * Guidant Corp ............................        4,731
      12,346        * Guilford Pharmaceuticals, Inc ...........           93
       9,242        * Haemonetics Corp ........................          270
       9,869        * Hanger Orthopedic Group, Inc ............          150
       8,946        * Harvard Bioscience, Inc .................           50
     252,033          HCA, Inc ................................       11,972
     123,836        * Health Management Associates, Inc (Class A)      2,495
      55,065        * Health Net, Inc .........................        1,474
       4,738          Healthcare Services Group ...............           73
       6,952        * HealthExtras, Inc .......................           35
     201,781        * Healthsouth Corp ........................        2,581
       4,054        * Healthtronics Surgical Services, Inc ....           71
      20,300        * Henry Schein, Inc .......................          903
      26,389          Hillenbrand Industries, Inc .............        1,482
       9,847        * Hologic, Inc ............................          142
      62,048        * Human Genome Sciences, Inc ..............          831
      86,944        * Humana, Inc .............................        1,359
      42,654          ICN Pharmaceuticals, Inc ................        1,033
      26,500        * Icos Corp ...............................          449
       5,381        * ICU Medical, Inc ........................          166
      57,500       e* IDEC Pharmaceuticals Corp ...............        2,038
      16,278        * Idexx Laboratories, Inc .................          420
       8,400        * IDX Systems Corp ........................          109
       7,530        * Igen International, Inc .................          237
      16,900        * Ilex Oncology, Inc ......................          238
      11,878        * Illumina, Inc ...........................           80
      19,723        * I-many, Inc .............................           54
      26,137       e* ImClone Systems, Inc ....................          227
       3,198        * Immucor, Inc ............................           75
     165,899        * Immunex Corp ............................        3,706

      19,900        * Immunogen, Inc ..........................           54
      20,322          Immunomedics, Inc .......................          106
       9,284        * Impath, Inc .............................          167
      13,173        * Impax Laboratories, Inc .................           99
     148,122          IMS Health, Inc .........................        2,659
       6,093        * Inamed Corp .............................          163
      34,352        * Incyte Genomics, Inc ....................          250
      19,446        * Indevus Pharmaceuticals, Inc ............           23
      27,378        * Inhale Therapeutic Systems, Inc .........          272
       9,249        * Integra LifeSciences Holding ............          201
      13,700        * Integrated Silicon Solution, Inc ........          122
      12,733        * InterMune, Inc ..........................          269
       8,809        * Interpore International .................           85
      15,596        * Intuitive Surgical, Inc .................          132
      13,233          Invacare Corp ...........................          490
       3,399        * Inverness Medical Innovations, Inc ......           69
      27,466        * Invitrogen Corp .........................          879
      23,248       e* Isis Pharmaceuticals, Inc ...............          221
      77,866        * IVAX Corp ...............................          841
   1,539,359          Johnson & Johnson .......................       80,447
       4,964        * Kendle International, Inc ...............           68
       3,698        * Kensey Nash Corp ........................           60
       5,773        * Kindred Healthcare, Inc .................          257
     126,761        * King Pharmaceuticals, Inc ...............        2,820
       2,455       e* KOS Pharmaceuticals, Inc ................           50
       8,768        * Kosan Biosciences, Inc ..................           76
      10,492        * KV Pharmaceutical Co (Class A) ..........          283
       3,079        * Kyphon, Inc .............................           45
      20,504        * La Jolla Pharmaceutical Co ..............          128
       2,710        * LabOne, Inc .............................           70
      72,826        * Laboratory Corp Of America Holdings .....        3,325
       4,167          Landauer, Inc ...........................          162
       1,898        * Lannett Co, Inc .........................           19
      17,005        * Lexicon Genetics, Inc ...................           83
       5,100        * Lifecore Biomedical, Inc ................           58
      20,436        * LifePoint Hospitals, Inc ................          742
      26,382        * Ligand Pharmaceuticals, Inc (Class B) ...          383
     492,474          Lilly (Eli) & Co ........................       27,776
      54,972        * Lincare Holdings, Inc ...................        1,776

                       SEE NOTES TO FINANCIAL STATEMENTS


46  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
HEALTH CARE--(CONTINUED)
       9,169       e* Luminex Corp ............................   $       69
      12,180        * Magellan Health Services, Inc ...........           12
      51,681        * Manor Care, Inc .........................        1,189
       8,986        * Martek Biosciences Corp .................          188
       3,159        * Matria Healthcare, Inc ..................           26
       8,683        * Maximus, Inc ............................          275
      14,527        * Maxygen, Inc ............................          174
     139,155          McKesson Corp ...........................        4,550
      35,625        * Medarex, Inc ............................          264
       3,249        * Medcath Corp ............................           56
       4,349       e* Med-Design Corp .........................           56
       3,990        * Medical Staffing Network Holdings, Inc ..           98
      10,808        * Medicines Co ............................          133
      15,700        * Medicis Pharmaceutical Corp (Class A) ...          671
     127,832        * Medimmune, Inc ..........................        3,375
       5,210        * MedQuist, Inc ...........................          139
       4,257        * MedSource Technologies, Inc .............           52
     620,570          Medtronic, Inc ..........................       26,591
      10,070          Mentor Corp .............................          370
   1,157,854          Merck & Co, Inc .........................       58,634
       1,725        * Meridian Medical Technologies, Inc ......           62
       5,871        * Merit Medical Systems, Inc ..............          121
      12,100        * MGI Pharma, Inc .........................           85
      24,108        * Mid Atlantic Medical Services, Inc ......          756
     144,228        * Millennium Pharmaceuticals, Inc .........        1,752
      24,719        * Millipore Corp ..........................          791
      11,715        * MIM Corp ................................          142
       7,662        * Molecular Devices Corp ..................          136
       7,989        * Mright Medical Group, Inc ...............          161
      20,268        * Mykrolis Corp ...........................          239
      65,730          Mylan Laboratories, Inc .................        2,061
      12,408        * Myriad Genetics, Inc ....................          252
      19,500        * Nabi Biopharmaceuticals .................          105
      12,636       e* Napro Biotherapeutics, Inc ..............           83
       4,037        * Nastech Pharmaceutical Co ...............           66
       4,292        * National Healthcare Corp ................           91
       3,821        * Neoforma, Inc ...........................           50
       5,445       e* Neopharm, Inc ...........................           68
       5,800        * Neose Technologies, Inc .................           63
      14,239        * Neurocrine Biosciences, Inc .............          408
       6,331        * Neurogen Corp ...........................           74
      15,100       b* Neuromedical Systems, Inc ...............            0
         121        * North American Scientific ...............            1
      10,611        * Noven Pharmaceuticals, Inc ..............          271
      13,186        * NPS Pharmaceuticals, Inc ................          202
       8,500        * Ocular Sciences, Inc ....................          225
       6,064        * Odyssey Healthcare, Inc .................          220
       8,217        * Omega Healthcare Investors, Inc .........           62
      42,435          Omnicare, Inc ...........................        1,114
       7,420        * Omnicell, Inc ...........................           52
      11,094        * On Assignment, Inc ......................          197
       6,063        * Onyx Pharmaceuticals, Inc ...............           35
       6,485        * Option Care, Inc ........................           89
      13,092        * OraSure Technologies, Inc ...............           85
      14,550       e* Organogenesis, Inc ......................            3
      23,258        * Orthodontic Centers Of America, Inc .....          536
      16,314        * Orthologic Corp .........................           90
      18,660        * OSI Pharmaceuticals, Inc ................          448
      17,467          Owens & Minor, Inc ......................          345
      45,870        * Oxford Health Plans, Inc ................        2,131
      17,737       e* Pacificare Health Systems, Inc ..........          482
       8,229        * Pain Therapeutics, Inc ..................           69
      58,403          Pall Corp ...............................        1,212
      12,087        * Parexel International Corp ..............          168
      25,400        * Patterson Dental Co .....................        1,278
       3,909        * PDI, Inc ................................           61
      10,986        * Pediatrix Medical Group, Inc ............          275
      15,067        * Per-Se Technologies, Inc ................          139
         180        * Per-Se Technologies, Inc Wts 07/08/03 ...            0
      48,792        * Peregrine Pharmaceuticals, Inc ..........           57
   3,194,261          Pfizer, Inc .............................      111,799
      23,856        * Pharmaceutical Product Development, Inc .          628
       9,215        * Pharmaceutical Resources, Inc ...........          256
     661,011          Pharmacia Corp ..........................       24,755
      11,400        * Pharmacopeia, Inc .......................           97
       4,748       e* PolyMedica Corp .........................          121
       8,664        * Possis Medical, Inc .....................          107
      11,481        * Pozen, Inc ..............................           59
       5,341        * Practiceworks, Inc ......................           99
      25,569        * Praecis Pharmaceuticals, Inc ............           89
       6,429        * Prime Medical Services, Inc .............           75
       5,570        * Priority Healthcare Corp (Class A) ......          131
       6,304        * Priority Healthcare Corp (Class B) ......          148
      10,100        * ProcureNet, Inc .........................            2
       4,263        * Progenics Pharmaceuticals ...............           52
      45,496       e* Protein Design Labs, Inc ................          494
      24,450        * Province Healthcare Co ..................          547
       2,339        * Proxymed, Inc ...........................           48
      36,476        * PSS World Medical, Inc ..................          295
       3,929        * QMed, Inc ...............................           33
      13,872        * Quadramed Corp ..........................           97

      38,230       e* Quest Diagnostics, Inc ..................        3,290
      13,112        * Quidel Corp .............................           90
      60,604        * Quintiles Transnational Corp ............          757
      10,688        * Quovadx, Inc ............................           67
       9,751        * Radiologix, Inc .........................          149
         108        * Regeneration Technologies ...............            1
      16,665        * Regeneron Pharmaceuticals, Inc ..........          242
       8,630        * RehabCare Group, Inc ....................          207
      25,545        * Renal Care Group, Inc ...................          796
       7,887        * Res-Care, Inc ...........................           52
      15,541       e* Resmed, Inc .............................          457
      15,658        * Respironics, Inc ........................          533
      13,264        * Ribapharm, Inc ..........................          121
      14,202        * Rigel Pharmaceuticals, Inc ..............           52
       5,104        * Rita Medical Systems, Inc ...............           52
       9,104        * Salix Pharmaceuticals Ltd ...............          139
       8,543        * Sangamo Biosciences, Inc ................           50
      13,165        * Sangstat Medical Corp ...................          303
     751,135          Schering-Plough Corp ....................       18,478
      24,033        * Scios, Inc ..............................          736
       8,553        * Seattle Genetics, Inc ...................           45
       8,838        * Select Medical Corp .....................          138
      37,199       e* Sepracor, Inc ...........................          355
      18,689        * Sequenom, Inc ...........................           66
      10,749        * Serologicals Corp .......................          197
     149,893        * Service Corp International ..............          724
      38,878          SICOR, Inc ..............................          721
      12,275        * Sierra Health Services, Inc .............          274
      11,119        * Sola International, Inc .................          128
       5,547        * Sonic Innovations, Inc ..................           39
       6,933        * SonoSite, Inc ...........................          100
       4,248        * Spacelabs Medical, Inc ..................           60
       3,100        * Specialty Laboratories, Inc .............           26
      45,101          St. Jude Medical, Inc ...................        3,331
      17,151        * Stericycle, Inc .........................          607
      35,485        * Steris Corp .............................          678
      49,501        * Stewart Enterprises, Inc (Class A) ......          315
      69,257        e Stryker Corp ............................        3,706

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  47

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 HEALTH CARE--(CONTINUED)
       8,838       e* Sunrise Assisted Living, Inc ............   $      237
      14,777        * Supergen, Inc ...........................          107
       6,700        * SurModics, Inc ..........................          174
      19,453        * Sybron Dental Specialties, Inc ..........          360
       8,765        * Syncor International Corp ...............          276
      11,782        * Tanox, Inc ..............................          128
      21,250        * Techne Corp .............................          600
      13,034        * Telik, Inc ..............................          163
     166,656          Tenet Healthcare Corp ...................       11,924
      22,200        * Texas Biotechnology Corp ................           87
      15,100        * Theragenics Corp ........................          127
      11,328        * Therasense, Inc .........................          209
      24,585        * Thoratec Corp ...........................          221
      14,276        * Transkaryotic Therapies, Inc ............          515
      37,567        * Triad Hospitals, Inc ....................        1,592
      16,028        * Triangle Pharmaceuticals, Inc ...........           44
      18,889        * Trigon Healthcare, Inc ..................        1,900
       6,764        * Trimeris, Inc ...........................          300
      11,239        * TriPath Imaging, Inc ....................           49
      19,198       e* Tularik, Inc ............................          176
      37,434        * U.S. Oncology, Inc ......................          312
       4,599        * U.S. Physical Therapy, Inc ..............           94
       9,524        * Umilab Corp .............................          261
       7,731        * United Surgical Partners International, Inc        240
       7,700       e* United Therapeutics Corp ................           95
     139,162          UnitedHealth Group, Inc .................       12,740
      24,973          Universal Health Services, Inc (Class B)         1,224
       7,093        * Urologix, Inc ...........................           91
      34,666          Varian Medical Systems, Inc .............        1,406
      15,068        * Varian, Inc .............................          496
       9,126        * VCA Antech, Inc .........................          142
       6,300        * Ventana Medical Systems, Inc ............          138
      31,032          Ventas, Inc .............................          396
      10,893        * Versicor, Inc ...........................          147
      37,179        * Vertex Pharmaceuticals, Inc .............          605
      13,108        * Viasys Healthcare, Inc ..................          229
      10,300        * Vical, Inc ..............................           54
      24,553        * Visx, Inc ...............................          268
       3,021          Vital Signs, Inc ........................          109
      18,242        * VitalWorks, Inc .........................          150
      16,797        * Vivus, Inc ..............................          114
      67,150        * Waters Corp .............................        1,793
      52,050        * Watson Pharmaceuticals, Inc .............        1,315
      10,146        * Watson Wyatt & Co Holdings ..............          246
     153,627        * WebMD Corp ..............................          865
      74,345       e* Wellpoint Health Networks, Inc ..........        5,785
       7,939        * Women First Healthcare, Inc .............           62
     678,539          Wyeth ...................................       34,741
       8,600          X-Rite, Inc .............................           74
       2,214        * Young Innovations, Inc ..................           48
      99,267        * Zimmer Holdings, Inc ....................        3,540
       4,271        * Zoll Medical Corp .......................          139
       5,100        * Zymogenetics, Inc .......................           45
                                                                  ----------
                      TOTAL HEALTH CARE .......................      745,658
                                                                  ----------
 OTHER--2.21%
       4,855        * 4Kids Entertainment, Inc ................          100
      19,086          ABM Industries, Inc .....................          331
       9,960        * Acacia Research Corp ....................           71
       3,498       e* Actrade Financial Technologies Ltd ......           36
      21,300          Acuity Brands, Inc ......................          388
       9,775       e* Administaff, Inc ........................           98
       9,400          Advo, Inc ...............................          358
      20,900          Alexander & Baldwin, Inc ................          534
       2,845        * Ambassadors Group, Inc ..................           41
      12,819          Banta Corp ..............................          460
       8,648        * Bell Microproducts, Inc .................           70
       9,400          Brady Corp (Class A) ....................          329
       5,173        * Bright Horizons Family Solutions, Inc ...          171
      22,937        * Career Education Corp ...................        1,032
       6,000        * CDI Corp ................................          195
     555,764        e Cendant Corp ............................        8,826
       8,956          Central Parking Corp ....................          205
      40,238        * Century Business Services, Inc ..........          131
       3,760        * Charles River Associates, Inc ...........           75
      60,602          Cintas Corp .............................        2,996
      19,177        * Corinthian Colleges, Inc ................          650
       6,690        * Cornell Cos, Inc ........................           79
      18,899        * Corporate Executive Board Co ............          647
       6,400        * CoStar Group, Inc .......................          131
       1,880          Courier Corp ............................           75
      26,350          Crane Co ................................          669
       4,320          Curtiss-Wright Corp .....................          346
       9,039        * Daisytek International Corp .............          153
      29,189        * DeVry, Inc ..............................          667
     103,687          Dover Corp ..............................        3,629
      38,581        * Dun & Bradstreet Corp ...................        1,275
      12,503        * Education Management Corp ...............          509
       8,318          Ennis Business Forms, Inc ...............          109
       5,921          Esco Technologies, Inc ..................          207

      24,163       e* Exult, Inc ..............................          157
         115          Fairchild Corp (Class A) ................            0
       2,793        * Fidelity National Information Solutions, Inc        67
       8,781        * First Consulting Group, Inc .............           76
      20,000          First Industrial Realty Trust, Inc ......          657
       6,900        * Forrester Research, Inc .................          134
      76,776          Fortune Brands, Inc .....................        4,299
       3,044        * General Binding Corp ....................           51
      11,401          Gentiva Health Services, Inc ............          102
      15,173        * Getty Images, Inc .......................          330
      29,274        * Gtech Holdings Corp .....................          748
      93,855          H & R Block, Inc ........................        4,331
       5,158        * Hall Kinion & Associates, Inc ...........           39
      14,920          Harland (John H.) Co ....................          421
       9,000        * Heidrick & Struggles International, Inc .          180
      30,499          HON Industries, Inc .....................          830
     417,924          Honeywell International, Inc ............       14,723
       4,731        * Hotels.Com (Class A) ....................          200
       1,200        * ICT Group, Inc ..........................           22
      13,090        * InfoUSA, Inc ............................           72
       5,911          Invision Technologies, Inc ..............          143
       8,655        * Itron, Inc ..............................          227
      46,386          ITT Industries, Inc .....................        3,275
       8,643          Kelly Services, Inc (Class A) ...........          233
      19,800        * Korn/Ferry International ................          180
      20,600       e* Labor Ready, Inc ........................          121
      38,581          Liberty Property Trust ..................        1,350
       2,044        * Lifeline Systems, Inc ...................           54
      68,512          Loews Corp ..............................        3,630
      39,758          Manpower, Inc ...........................        1,461
      14,016          Matthews International Corp (Class A) ...          327
       4,614          Mcgrath Rentcorp ........................          120
       4,600        * Memberworks, Inc ........................           85
      67,109          Moody's Corp ............................        3,339
      47,377        * MPS Group, Inc ..........................          403
      13,008        * MSC.Software Corp .......................          116
      19,985        * Navigant Consulting, Inc ................          140
       9,272        * NCO Group, Inc ..........................          202
       5,909          New England Business Services, Inc ......          149
       9,845          Offshore Logistics, Inc .................          235

                       SEE NOTES TO FINANCIAL STATEMENTS


48  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 OTHER--(CONTINUED)
      25,112          Pentair, Inc ............................   $    1,207
      27,732          Pittston Brink's Group ..................          666
       7,085       e* Prepaid Legal Services, Inc .............          141
       6,899        * ProQuest Co .............................          245
       6,056          Protection One, Inc .....................           17
      13,990        * R.H. Donnelley Corp .....................          391
       2,803        * Remedytemp, Inc (Class A) ...............           51
      12,657        * Rent-Way, Inc ...........................          164
       5,466        * Right Management Consultants ............          144
       5,966        * RMH Teleservices, Inc ...................           41
      78,521          Robert Half International, Inc ..........        1,830
       7,175          Rollins, Inc ............................          146
       7,669        * School Specialty, Inc ...................          204
     154,913          Servicemaster Co ........................        2,125
      29,793        * Spherion Corp ...........................          355
      19,756          SPX Corp ................................        2,321
       8,680          Standard Register Co ....................          297
       5,500          Standex International Corp ..............          138
       5,256        * Startek, Inc ............................          140
       3,756          Strayer Education, Inc ..................          239
      68,299          Supervalu, Inc ..........................        1,675
      11,709        * Symyx Technologies, Inc .................          163
     339,785          Sysco Corp ..............................        9,249
       5,986          Talx Corp ...............................          113
       3,600        * Tejon Ranch Co ..........................          117
      18,004          Teleflex, Inc ...........................        1,029
      19,905        * Teletech Holdings, Inc ..................          190
      60,426          Textron, Inc ............................        2,834
      42,370       e* TMP Worldwide, Inc ......................          911
      33,819        * U.S. Industries, Inc ....................          117
       4,082          Unifirst Corp ...........................          103
       5,000        * Uniroyal Technology Corp ................            1
      15,338          United Stationers, Inc ..................          466
     241,704          United Technologies Corp ................       16,412
      45,213          Viad Corp ...............................        1,175
       4,192        * Wackenhut Corrections Corp ..............           61
      13,718          Walter Industries, Inc ..................          183
                                                                  ----------
                      TOTAL OTHER .............................      114,483
                                                                  ----------
 PRODUCER DURABLES--5.12%
     199,184          3M Co ...................................       24,500
      16,603        * Active Power, Inc .......................           60
       4,684        * Actuant Corp ............................          193
      38,040        * AGCO Corp ...............................          742
       3,167          Alamo Group, Inc ........................           48
      68,317        * Allied Waste Industries, Inc ............          656
       7,650          American States Water Co ................          203
      26,116          American Water Works Co, Inc ............        1,128
      16,900          Ametek, Inc .............................          630
       9,529          Applied Industrial Technologies, Inc ....          186
       7,900        * Astec Industries, Inc ...................          127
       3,696        * August Technology Corp ..................           36
      15,262          Baldor Electric Co ......................          385
      11,342          Briggs & Stratton Corp ..................          435
      17,275        * Brooks-PRI Automation, Inc ..............          442
       7,107          California Water Service Group ..........          179
      38,339        * Capstone Turbine Corp ...................           64
       8,484        * Casella Waste Systems, Inc (Class A) ....          102
     175,819          Caterpillar, Inc ........................        8,606
       5,026          Circor International, Inc ...............           86
      10,800        * Coinstar, Inc ...........................          264
       6,258        * Columbus Mckinnon Corp ..................           54
       4,287          Conectiv (Class A) ......................           93
       5,510        * Consolidated Graphics, Inc ..............          105
      22,700     b,e* Covanta Energy Corp .....................            0
       1,795        * CTB International Corp ..................           28
      17,495          Cummins, Inc ............................          579
       7,700        * Cuno, Inc ...............................          279
      57,097        e Danaher Corp ............................        3,788
     121,595          Deere & Co ..............................        5,824
      24,457        * Dycom Industries, Inc ...................          286
      35,980          Eaton Corp ..............................        2,618
     215,394          Emerson Electric Co .....................       11,526
      23,135          Federal Signal Corp .....................          555
       6,847        * Flow International Corp .................           46
      28,186        * Flowserve Corp ..........................          840
      29,558        * FMC Technologies, Inc ...................          614
       3,336          Franklin Electric Co, Inc ...............          157
      16,727       e* FuelCell Energy, Inc ....................          172
       7,911        * Gardner Denver, Inc .....................          158
      21,234          Gatx Corp ...............................          639
   5,079,718          General Electric Co .....................      147,566
      15,607        * Genesis Microchip, Inc ..................          130
       6,100        * Genlyte Group, Inc ......................          248
      11,290        * Global Power Equipment Group, Inc .......          112
       3,815          Gorman-Rupp Co ..........................          120
      11,568        * Graphic Packaging International Corp ....          107
      20,493          Harsco Corp .............................          768
      12,198        * Headwaters, Inc .........................          192
      25,003          Hubbell, Inc (Class B) ..................          854
      14,432          Idex Corp ...............................          483

     113,196          Illinois Tool Works, Inc ................        7,731
       9,163        * Imagistics International, Inc ...........          197
       9,100        * Ionics, Inc .............................          221
      21,575          JLG Industries, Inc .....................          303
      22,052        * Joy Global, Inc .........................          382
       6,145        * Kadant, Inc .............................          101
      14,105          Kaydon Corp .............................          333
      15,933          Kennametal, Inc .........................          583
       2,500          Lawson Products, Inc ....................           77
      16,303          Lincoln Electric Holdings, Inc ..........          438
       5,000          Lindsay Manufacturing Co ................          116
      10,144        * Littelfuse, Inc .........................          235
      22,609        * Magna Entertainment Corp (Class A) ......          158
      10,262        * Magnetek, Inc ...........................          102
      12,306          Manitowoc Co, Inc .......................          437
       8,432          Milacron, Inc ...........................           85
       4,009          Mine Safety Appliances Co ...............          160
       2,782          Nacco Industries, Inc (Class A) .........          162
      15,000        * National Instruments Corp ...............          488
      28,119          Navistar International Corp .............          900
      35,808        * Newpark Resources, Inc ..................          263
       5,498          NN, Inc .................................           70
      11,378          Nordson Corp ............................          281
      55,651        e Paccar, Inc .............................        2,470
      60,190        e Parker Hannifin Corp ....................        2,876
      29,644          Philadelphia Suburban Corp ..............          599
       8,800        * Photon Dynamics, Inc ....................          264
     123,080          Pitney Bowes, Inc .......................        4,889
       8,308       e* Plug Power, Inc .........................           66
      27,787        * Power-One, Inc ..........................          173
      16,366        * Quanta Services, Inc ....................          161
      16,050        * Rayovac Corp ............................          297
      11,808          Regal-Beloit Corp .......................          287
      79,249        * Republic Services, Inc ..................        1,511
       3,149          Richardson Electronics Ltd ..............           34
       4,000          Robbins & Myers, Inc ....................          105
      83,478          Rockwell Automation, Inc ................        1,668
       5,900          ROHN Industries, Inc ....................            2
      14,880          Roper Industries, Inc ...................          555

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  49

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 PRODUCER DURABLES--(CONTINUED)
       4,658          Sauer-Danfoss, Inc ......................   $       52
       1,000          SJW Corp ................................           81
       6,114        * SPS Technologies, Inc ...................          233
       3,331          Starrett (L.S.) Co (Class A) ............           84
      14,550          Stewart & Stevenson Services, Inc .......          258
       1,812        * Strattec Security Corp ..................          100
       7,745          Tecumseh Products Co (Class A) ..........          411
       4,800          Tennant Co ..............................          190
      20,311          Terex Corp ..............................          457
      25,565        * Tetra Tech, Inc .........................          376
       6,563        * Tetra Technologies, Inc .................          174
      22,140        * Thomas & Betts Corp .....................          412
      25,136          Timken Co ...............................          561
       6,300          Toro Co .................................          358
       4,390        * TRC Cos, Inc ............................           90
       5,443        * Trikon Technologies, Inc ................           49
      18,277        e Trinity Industries, Inc .................          379
      21,118        * Unova, Inc ..............................          137
      10,736          Valhi, Inc ..............................          168
       6,883          Valmont Industries, Inc .................          140
      17,512          Wabtec Corp .............................          250
      14,203        * Waste Connections, Inc ..................          444
     295,429          Waste Management, Inc ...................        7,696
       7,700          Watts Industries, Inc (Class A) .........          153
      39,821          WW Grainger, Inc ........................        1,995
     369,077       e* Xerox Corp ..............................        2,572
                                                                  ----------
                      TOTAL PRODUCER DURABLES .................      265,613
                                                                  ----------
 TECHNOLOGY--15.06%
     183,340        * 3Com Corp                                          807
       4,187        * 3D Systems Corp .........................           51
       4,500     b,e* ACT Manufacturing, Inc ..................            0
      10,757        * Actel Corp ..............................          226
      13,660       e* Acterna Corp ............................            6
      22,832        * Activision, Inc .........................          663
      21,304        * Actuate Corp ............................           96
      40,036        * Acxiom Corp .............................          700
      54,450       e* Adaptec, Inc ............................          430
     405,964        * ADC Telecommunications, Inc .............          930
       4,700        * ADE Corp ................................           54
     122,125          Adobe Systems, Inc ......................        3,481
      10,349        * Adtran, Inc .............................          197
      31,500        * Advanced Digital Information Corp .......          266
       8,495        * Advanced Energy Industries, Inc .........          188
      42,517        * Advanced Fibre Communications, Inc ......          703
     175,179          Advanced Micro Devices, Inc .............        1,703
       2,805        * Advanced Power Technology, Inc ..........           41
      17,632       e* Advent Software, Inc ....................          453
      30,669        * Aeroflex, Inc ...........................          213
      18,451        * Aether Systems, Inc .....................           54
      49,760        * Affiliated Computer Services, Inc (Class A)      2,363
     327,602        * Agere Systems, Inc (Class A) ............          459
     501,333        * Agere Systems, Inc (Class B) ............          792
      18,912        * Agile Software Corp .....................          137
     237,489        * Agilent Technologies, Inc ...............        5,617
      48,598       e* Akamai Technologies, Inc ................           63
      30,589        * Alliance Data Systems Corp ..............          782
      13,100        * Alliance Semiconductor Corp .............           93
      15,784        * Alloy, Inc ..............................          228
     196,400       e* Altera Corp .............................        2,671
       2,559        * Altiris, Inc ............................           13
      20,008        * American Management Systems, Inc ........          382
      84,736        * American Power Conversion Corp ..........        1,070
      10,600        * American Superconductor Corp ............           58
      45,171        * Amkor Technology, Inc ...................          281
       9,971        * Amphenol Corp (Class A) .................          359
      15,200        * Anadigics, Inc ..........................          125
     186,561        * Analog Devices, Inc .....................        5,541
       3,400          Analogic Corp ...........................          167
      10,900        * Anaren Microwave, Inc ...................           94
      42,157        * Andrew Corp .............................          604
      15,957        * Anixter International, Inc ..............          375
          81        * Ansoft Corp .............................            0
      23,204        * Answerthink, Inc ........................           88
       7,458        * Ansys, Inc ..............................          150
       7,663        * Anteon International Corp ...............          194
      12,700        * APAC Customer Services, Inc .............           75
     183,640        * Apple Computer, Inc .....................        3,254
     838,190        * Applied Materials, Inc ..................       15,942
     152,053        * Applied Micro Circuits Corp .............          719
      15,064          Arbitron, Inc ...........................          470
     134,701       e* Ariba, Inc ..............................          430
      33,176        * Arris Group, Inc ........................          146
      51,607          Arrow Electronics, Inc ..................        1,071
      15,107        * Artesyn Technologies, Inc ...............           98
       7,316        * Artisan Components, Inc .................           66
     130,202        * Ascential Software Corp .................          363
      14,094       e* Asiainfo Holdings, Inc ..................          187
      26,200        * Aspect Communications Corp ..............           84
      18,700        * Aspen Technology, Inc ...................          156

       9,349       e* Astropower, Inc .........................          184
      18,236        * Asyst Technologies, Inc .................          371
      10,714        * At Road, Inc ............................           66
     213,105        * Atmel Corp ..............................        1,334
      13,880       e* ATMI, Inc ...............................          310
       8,800        * Audiovox Corp (Class A) .................           70
      21,213        * Auspex Systems, Inc .....................            5
      58,629          Autodesk, Inc ...........................          777
     317,107          Automatic Data Processing, Inc ..........       13,810
      29,908        * Avanex Corp .............................           58
     185,235        * Avaya, Inc ..............................          917
      17,732        * Avenue A, Inc ...........................           63
      12,300        * Avid Technology, Inc ....................          114
      58,092        * Avnet, Inc ..............................        1,277
      21,232        * Avocent Corp ............................          338
      27,210          AVX Corp ................................          444
      50,028        * Axcelis Technologies, Inc ...............          565
       9,800        * AXT, Inc ................................           78
       8,180        * Barra, Inc ..............................          304
     184,199        * BEA Systems, Inc ........................        1,752
       5,494          BEI Technologies, Inc ...................           63
       4,929          Bel Fuse, Inc (Class B) .................          133
      11,666          Belden, Inc .............................          243
      11,628        * Benchmark Electronics, Inc ..............          337
      57,503        * Bisys Group, Inc ........................        1,915
      10,387        * Black Box Corp ..........................          423
     124,103        * BMC Software, Inc .......................        2,060
      30,710        * Borland Software Corp ...................          316
       6,556        * Boston Communications Group .............           53
       3,728        * Brightpoint, Inc ........................           10
      99,352        * Broadcom Corp (Class A) .................        1,743
     107,600       e* BroadVision, Inc ........................           33
     119,287       e* Brocade Communications Systems, Inc .....        2,085
      13,244          C&D Technologies, Inc ...................          239
      22,700        * Cable Design Technologies Corp ..........          233
      14,429        * CACI International, Inc (Class A) .......          551
     130,396        * Cadence Design Systems, Inc .............        2,102
       5,368        * Caminus Corp ............................           31
       9,796        * Carreker Corp ...........................          111
       2,691        * Catapult Communications Corp ............           59

SEE NOTES TO FINANCIAL STATEMENTS


50  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 TECHNOLOGY--(CONTINUED)
      16,082        * C-COR.net Corp ..........................   $      113
          85        * Celeritek, Inc ..........................            1
      13,693        * Centillium Communications, Inc ..........          119
      75,457        * Ceridian Corp ...........................        1,432
      31,999        * Certegy, Inc ............................        1,187
      31,544        * Checkfree Corp ..........................          493
      16,021          Checkpoint Systems, Inc .................          187
      21,094        * ChipPAC, Inc ............................          130
      16,737        * Chordiant Software, Inc .................           33
      25,800        * Ciber, Inc ..............................          187
     192,346        * CIENA Corp ..............................          806
      37,051        * Cirrus Logic, Inc .......................          278
   3,740,138        * Cisco Systems, Inc ......................       52,175
      93,515        * Citrix Systems, Inc .....................          565
       3,726        * Clearone Communications, Inc ............           55
      61,846        * CNET Networks, Inc ......................          123
      17,163        * Cognex Corp .............................          344
       4,068        * Cognizant Technology Solutions Corp .....          219
      11,000          Cohu, Inc ...............................          190
      26,333        * Commscope, Inc ..........................          329
      11,652        * Compucom Systems, Inc ...................           45
     234,502          Computer Associates International, Inc ..        3,726
      16,039        * Computer Horizons Corp ..................           78
      15,200        * Computer Network Technology Corp ........           93
      82,893          Computer Sciences Corp ..................        3,962
     170,869        * Compuware Corp ..........................        1,037
       1,892          Compx International, Inc ................           25
      95,839        * Comverse Technology, Inc ................          887
      12,300        * Concord Camera Corp .....................           63
       8,130        * Concord Communications, Inc .............          134
     260,959        * Concord EFS, Inc ........................        7,865
      32,341        * Concurrent Computer Corp ................          150
     133,210        * Conexant Systems, Inc ...................          216
       3,300       e* Constellation 3D, Inc ...................            0
       8,400        * Convera Corp ............................           20
      88,844        * Convergys Corp ..........................        1,731
       4,039        * CoorsTek, Inc ...........................          125
     486,921        * Corning, Inc ............................        1,729
       9,008        * Covansys Corp ...........................           51
      20,927        * Cray, Inc ...............................           94
      30,614        * Credence Systems Corp ...................          544
      37,490       e* Cree, Inc ...............................          496
      26,680       e* CSG Systems International, Inc ..........          511
      15,237          CTS Corp ................................          183
       7,800          Cubic Corp ..............................          185
      17,400        * Cymer, Inc ..............................          610
      62,717        * Cypress Semiconductor Corp ..............          952
       6,695        * Daktronics, Inc. ........................           66
       8,000        * Datastream Systems, Inc .................           57
      20,582        * DDI Corp ................................           19
      15,858        * dELiA*s Corp (Class A) ..................           81
   1,155,650        * Dell Computer Corp ......................       30,209
      33,180          Deluxe Corp .............................        1,290
      10,275        * DiamondCluster International, Inc (Class A)         61
      37,195          Diebold, Inc ............................        1,385
       4,549        * Digimarc Corp ...........................           47
      14,200        * Digital Insight Corp ....................          234
      13,688        * Digital River, Inc ......................          126
       4,200        * Digitas, Inc ............................           19
      43,500        * DMC Stratex Networks, Inc ...............           87
       4,030        * Docucorp International, Inc .............           41
      19,800        * Documentum, Inc .........................          238
      60,538        * DoubleClick, Inc ........................          449
       4,311        * Drexler Technology Corp .................           93
      13,533        * DSP Group, Inc ..........................          265
      61,189        * DST Systems, Inc ........................        2,797
       6,065        * Dupont Photomasks, Inc ..................          197
      32,407        * E.piphany, Inc ..........................          142
      63,883        * Earthlink, Inc ..........................          429
      12,498       e* Echelon Corp ............................          161
       7,697          EDO Corp ................................          219
      23,973        * eFunds Corp .............................          227
      14,052        * Electro Scientific Industries, Inc ......          341
      10,600        * Electroglas, Inc ........................          106
      61,629       e* Electronic Arts, Inc ....................        4,071
     244,853          Electronic Data Systems Corp ............        9,096
      27,700        * Electronics For Imaging, Inc ............          441
       4,571       e* Embarcadero Technologies, Inc ...........           28
   1,136,489          EMC Corp ................................        8,580
      11,854        * Emcore Corp .............................           71
       5,367        * EMS Technologies, Inc ...................          111
      42,110        * Emulex Corp .............................          948
      16,400       e* Engage, Inc .............................            1
      22,884        * Entegris, Inc ...........................          334
      82,542        * Enterasys Networks, Inc .................          147
      24,200        * Entrust, Inc ............................           66
       2,200       e* EpicEdge, Inc ...........................            0
       5,065        * EPIQ Systems, Inc .......................           86
      75,468          Equifax, Inc ............................        2,038
      11,494        * Espeed, Inc (Class A) ...................          125
      16,200       e* ESS Technology, Inc .....................          284

      10,800        * Esterline Technologies Corp .............          245
      19,700        * Exar Corp ...............................          388
       4,400        * Excel Technology, Inc ...................           92
      52,493        * Extreme Networks, Inc ...................          513
      11,034        * F5 Networks, Inc ........................          108
      16,567        e Fair, Isaac & Co, Inc ...................          545
      58,517        * Fairchild Semiconductor International, Inc
                       (Class A) ..............................        1,422
      17,391       e* FalconStor Software, Inc ................           74
      12,316        * FEI Co ..................................          302
      17,016        * Filenet Corp ............................          247
      65,206       e* Finisar Corp ............................          155
     390,856          First Data Corp .........................       14,540
      97,817        * Fiserv, Inc .............................        3,591
       7,537        * Flir Systems, Inc .......................          316
      44,235        * Foundry Networks, Inc ...................          311
      20,049        * Freemarkets, Inc ........................          283
      13,300        * FSI International, Inc ..................           99
           1       b* FutureLink Corp .........................            0
      90,892        * Gateway, Inc ............................          404
      17,250          General Cable Corp ......................          109
       4,097        * Global Imaging Systems, Inc .............           78
      18,584          Global Payments, Inc ....................          553
         890        * Globalscape, Inc ........................            0
      60,436        * Globespan Virata, Inc ...................          234
      29,031        * GrafTech International Ltd ..............          357
      13,290        * Griffon Corp ............................          241
          34        * GTC Biotherapeutics, Inc ................            0
      21,453       e* Handspring, Inc .........................           37
      29,431        * Harmonic, Inc ...........................          108
      31,681          Harris Corp .............................        1,148
       2,900        * Heartland Wireless Communications, Inc ..            0
      13,300          Helix Technology Corp ...................          274
      34,463          Henry (Jack) & Associates, Inc ..........          575
   1,382,668          Hewlett-Packard Co ......................       21,127
          75        * HI/FN, Inc ..............................            0
      17,212        * HNC Software, Inc .......................          287
       4,631        * HPL Technologies, Inc ...................           70
      12,700        * Hutchinson Technology, Inc ..............          199

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  51

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 TECHNOLOGY--(CONTINUED)
      17,266        * Hypercom Corp ...........................   $      133
      17,090        * Hyperion Solutions Corp .................          312
     147,999        * i2 Technologies, Inc ....................          219
      22,354        * Identix, Inc ............................          163
      10,287        * iGate Corp ..............................           48
       5,300        * Ii-Vi, Inc ..............................           78
      73,600          Ikon Office Solutions, Inc ..............          692
      17,775        * Imation Corp ............................          529
       5,882        * Inet Technologies, Inc ..................           40
      18,875        * InFocus Corp ............................          222
       2,856        * Infogrames, Inc .........................            8
      31,499        * Infonet Services Corp (Class B) .........           78
      29,433        * Informatica Corp ........................          209
      14,020        * Information Resources, Inc ..............          132
       3,275        * Inforte Corp ............................           32
      41,500        * Ingram Micro, Inc (Class A) .............          571
      72,531        * Inktomi Corp ............................           64
       4,135       e* Inrange Technologies Corp (Class B) .....           20
       4,574        * Integral Systems, Inc ...................          100
      23,896        * Integrated Circuit Systems, Inc .........          482
      53,785        * Integrated Device Technology, Inc .......          976
   3,417,567          Intel Corp ..............................       62,439
         900        * Intelidata Technologies Corp ............            1
       7,300        * Intercept, Inc ..........................          151
      28,100        * Interdigital Communications Corp ........          254
      25,603        * Intergraph Corp .........................          447
      62,408        * Interland, Inc ..........................          217
       7,051        * Intermagnetics General Corp .............          142
      77,816       e* Internap Network Services Corp ..........           18
     875,069          International Business Machines Corp ....       63,005
      32,875        * International Rectifier Corp ............          958
      98,800        * Internet Capital Group, Inc .............           27
      19,439        * Internet Security Systems, Inc ..........          255
      61,557        * Intersil Corp (Class A) .................        1,316
       9,461          Inter-Tel, Inc ..........................          162
      37,000        * Intertrust Technologies Corp ............          111
      52,987        * Interwoven, Inc .........................          162
       7,615        * Intrado, Inc ............................          147
      97,301        * Intuit, Inc .............................        4,838
      26,225        * Iomega Corp .............................          337
      31,411        * Iron Mountain, Inc ......................          969
      10,573        * ITXC Corp ...............................           55
      10,987        * Ixia ....................................           64
       5,000        * IXYS Corp ...............................           27
      51,337        * J.D. Edwards & Co .......................          624
       2,553        * j2 Global Communications, Inc ...........           42
      79,191        * Jabil Circuit, Inc ......................        1,672
      14,298        * JDA Software Group, Inc .................          404
     619,028        * JDS Uniphase Corp .......................        1,653
     148,115       e* Juniper Networks, Inc ...................          837
      30,016          Keane, Inc ..............................          372
       3,057          Keithley Instruments, Inc ...............           44
      44,238        * Kemet Corp ..............................          790
      12,200        * Keynote Systems, Inc ....................           89
       9,907        * Kforce, Inc .............................           59
      96,714        * KLA-Tencor Corp .........................        4,254
      34,900       e* Kopin Corp ..............................          230
      72,790        * KPMG Consulting, Inc ....................        1,082
      10,092        * Kronos, Inc .............................          308
      25,400        * Kulicke & Soffa Industries, Inc .........          315
      65,567        * Lam Research Corp .......................        1,179
      43,601        * Lattice Semiconductor Corp ..............          381
       7,177        * Lawson Software, Inc ....................           41
       5,340        * Learning Tree International, Inc ........           99
       4,294        * Lecroy Corp .............................           51
      44,944        * Legato Systems, Inc .....................          162
      16,622        * Lexar Media, Inc ........................           71
      66,395        * Lexmark International, Inc ..............        3,612
      53,292        * Liberate Technologies ...................          141
      14,195        * Lightbridge, Inc ........................          117
     162,417          Linear Technology Corp ..................        5,105
      34,940        * Looksmart Ltd ...........................           68
     189,096        * LSI Logic Corp ..........................        1,655
      23,279        * LTX Corp ................................          332
   1,754,460        * Lucent Technologies, Inc ................        2,912
      30,240        * Macromedia, Inc .........................          268
      21,773        * Macrovision Corp ........................          285
       9,459        * Magma Design Automation, Inc ............          159
      14,527        * Mail-Well, Inc ..........................           76
       9,680        * Manhattan Associates, Inc ...............          311
       3,686        * Mantech International Corp (Class A) ....           88
       7,194       e* Manufacturers Services Ltd ..............           35
      30,324        * Manugistics Group, Inc ..................          185
       7,334        * MAPICS, Inc .............................           41
       7,703        * Mapinfo Corp ............................           70
      10,263        * Mastec, Inc .............................           76
      23,460        * Matrixone, Inc ..........................          141
     165,059        * Maxim Integrated Products, Inc ..........        6,327
     100,896        * Maxtor Corp .............................          456
       5,737        * Mcafee.Com Corp .........................           84
      32,090        * McData Corp (Class A) ...................          283

      10,800        * MCSi, Inc ...............................          121
      10,376        * MEMC Electronic Materials, Inc ..........           49
      33,600        * Mentor Graphics Corp ....................          478
      11,058        * Mercury Computer Systems, Inc ...........          229
      39,354        * Mercury Interactive Corp ................          904
       6,960        * Merix Corp ..............................           60
      13,683        * MetaSolv, Inc ...........................           54
      18,418        * Metawave Communications Corp ............            4
      17,700          Methode Electronics, Inc (Class A) ......          226
      18,176        * Mettler-Toledo International, Inc .......          670
      31,970        * Micrel, Inc .............................          460
       5,374        * Micro General Corp ......................           90
     101,979        * Microchip Technology, Inc ...............        2,797
      38,700        * Micromuse, Inc ..........................          172
     280,621          Micron Technology, Inc ..................        5,674
      14,318          Microsemi Corp ..........................           94
   2,289,241        * Microsoft Corp ..........................      125,221
      21,800       e* Microtune, Inc ..........................          194
          82        * Microvision, Inc ........................            0
       9,375       e* MIPS Technologies, Inc (Class A) ........           58
       9,224        * MIPS Technologies, Inc (Class B) ........           51
      11,754       e* MKS Instruments, Inc ....................          236
      67,334          Molex, Inc ..............................        2,258
       9,155        * Monolithic System Technology, Inc .......          102
   1,160,723          Motorola, Inc ...........................       16,738
       8,813        * MRO Software, Inc .......................          100
      44,979        * MRV Communications, Inc .................           69
      10,732          MTS Systems Corp ........................          135
       3,700        * Nanometrics, Inc ........................           59
       2,556        * Nassda Corp .............................           32
       3,800        * National Processing, Inc ................           98
      91,610        * National Semiconductor Corp .............        2,672
       6,184        * Navigant International, Inc .............           96
      42,702        * NCR Corp ................................        1,477
      16,458          NDCHealth Corp ..........................          459
       8,995        * Net2Phone, Inc ..........................           38
      12,866        * Netegrity, Inc ..........................           79
      20,196        * NETIQ Corp ..............................          457

                       SEE NOTES TO FINANCIAL STATEMENTS


52  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 TECHNOLOGY--(CONTINUED)
      21,200        * Netro Corp ..............................   $       48
       8,800        * Netscout Systems, Inc ...................           60
       5,128        * Netscreen Technologies, Inc .............           47
     152,103       e* Network Appliance, Inc ..................        1,892
      74,875       e* Network Associates, Inc .................        1,443
      33,837        * New Focus, Inc ..........................          100
      18,934        * Newport Corp ............................          297
       9,500        * Next Level Communications, Inc ..........           10
      12,299        * NIC, Inc ................................           18
       6,200        * Novadigm, Inc ...........................           45
      12,000       e* Novatel Wireless, Inc ...................            4
     183,762        * Novell, Inc .............................          590
      74,148       e* Novellus Systems, Inc ...................        2,521
       7,491        * Nu Horizons Electronics Corp ............           62
      13,866        * Nuance Communications, Inc ..............           58
      12,076        * Numerical Technologies, Inc .............           48
      62,575        * Nvidia Corp .............................        1,075
      13,103       e* NYFIX, Inc ..............................          111
      28,552        * Oak Technology, Inc .....................          129
      10,130        * Omnivision Technologies, Inc ............          145
      14,251        * ON Semiconductor Corp ...................           29
      21,864        * Onyx Software Corp ......................           74
      88,929        * Openwave Systems, Inc ...................          499
      57,957        * Oplink Communications, Inc ..............           42
       4,757        * Opnet Technologies, Inc .................           43
       5,945        * Optical Communication Products, Inc .....            7
   2,105,138        * Oracle Corp .............................       19,936
       3,887        * Overland Data, Inc ......................           64
      25,648        * Overture Services, Inc ..................          641
      11,600        * Packeteer, Inc ..........................           51
     296,229        * Palm, Inc ...............................          521
      14,022        * Paradyne Networks, Inc ..................           56
     133,555        * Parametric Technology Corp ..............          458
       8,450          Park Electrochemical Corp ...............          224
      17,280        * Paxar Corp ..............................          289
      15,803        * Paxson Communications Corp ..............           87
     167,384          Paychex, Inc ............................        5,237
      10,237        * PC-Tel, Inc .............................           69
       6,110        * PDF Solutions, Inc ......................           45
       4,282        * PEC Solutions, Inc ......................          102
      12,674        * Pegasus Solutions, Inc ..................          222
       3,113        * Pegasystems, Inc ........................           28
     140,175        * Peoplesoft, Inc .........................        2,086
      97,445       e* Peregrine Systems, Inc ..................           29
      10,052        * Pericom Semiconductor Corp ..............          117
      35,080        * Perot Systems Corp (Class A) ............          382
      13,240        * Phoenix Technologies Ltd ................          132
      13,565        * Photronics, Inc .........................          257
      14,874          Pioneer-Standard Electronics, Inc .......          155
      16,926        * Pixelworks, Inc .........................          142
       6,383        * Planar Systems, Inc .....................          123
      19,294        * Plantronics, Inc ........................          367
      21,500        * Plexus Corp .............................          389
       8,600        * PLX Technology, Inc .....................           37
      85,513        * PMC-Sierra, Inc .........................          793
      50,889        * Polycom, Inc ............................          610
       5,162        * Pomeroy Computer Resources, Inc .........           75
      59,495        * Portal Software, Inc ....................           45
       3,261        * Powell Industries, Inc ..................           79
      12,870        * Power Integrations, Inc .................          230
      33,190        * Powerwave Technologies, Inc .............          304
      18,216       e* PRG-Schultz International, Inc ..........          224
      10,600        * Probusiness Services, Inc ...............          154
      15,655        * Progress Software Corp ..................          231
      12,361        * Proton Energy Systems ...................           40
      59,711        * Proxim Corp (Class A) ...................          179
      24,124        * PTEK Holdings, Inc ......................          139
      45,415        * QLogic Corp .............................        1,730
       7,000        * QRS Corp ................................           55
     394,513        * Qualcomm, Inc ...........................       10,845
      66,729        * Quantum Corp ............................          280
      18,964       e* Quest Software, Inc .....................          276
       3,311          Quixote Corp ............................           56
       8,575        * Radiant Systems, Inc ....................          112
       8,100        * Radisys Corp ............................           94
      11,800        * Rainbow Technologies, Inc ...............           58
      22,107        * Raindance Communications, Inc ...........          127
      42,000        * Rambus, Inc .............................          172
      89,738        * Rational Software Corp ..................          737
      60,783        * Read-Rite Corp ..........................           29
      45,851        * RealNetworks, Inc .......................          187
      57,472        * Red Hat, Inc                                       337
      65,338       e* Redback Networks, Inc ...................          117
      14,983        * Register.Com, Inc .......................          114
       5,393        * Renaissance Learning, Inc ...............          109
       4,900       e* Research Frontiers, Inc .................           73
      26,550        * Retek, Inc ..............................          645
      35,218          Reynolds & Reynolds Co (Class A) ........          984
      72,741       e* RF Micro Devices, Inc ...................          554
      61,199        * Riverstone Networks, Inc ................          192
       8,000        * Rogers Corp .............................          218

       9,626       e* Roxio, Inc ..............................           69
      23,065        * RSA Security, Inc .......................          111
       4,810        * Rudolph Technologies, Inc ...............          120
      37,090        * S1 Corp .................................          274
          17        * Saba Software, Inc ......................            0
      61,000        * Safeguard Scientifics, Inc ..............          122
      11,000        * Saga Systems, Inc Escrow ................            0
       6,300        * Sanchez Computer Associates, Inc ........           28
      30,927        * Sandisk Corp ............................          384
     267,886        * Sanmina-SCI Corp ........................        1,690
      40,800        * Sapient Corp ............................           43
       7,500        * SBS Technologies, Inc ...................           92
      26,599        * Scansoft, Inc ...........................          197
       2,472        * Scansource, Inc .........................          152
      80,477        e Scientific-Atlanta, Inc .................        1,324
       7,900        * SCM Microsystems, Inc ...................          106
      10,951        * Seachange International, Inc ............           96
      86,617        * Seagate Technology, Inc .................            0
      14,400        * Secure Computing Corp ...................          109
      26,170        * Seebeyond Technology Corp ...............           81
       7,900        * Semitool, Inc ...........................           64
      31,372        * Semtech Corp ............................          838
       8,654        * Serena Software, Inc ....................          119
       1,662          Shenandoah Telecommun Co ................           89
     199,222        * Siebel Systems, Inc .....................        2,833
      96,846        * Silicon Graphics, Inc ...................          285
      27,900        * Silicon Image, Inc ......................          171
      13,338       e* Silicon Laboratories, Inc ...............          361
      39,700        * Silicon Storage Technology, Inc .........          310
       3,000        * Siliconix, Inc ..........................           83
       3,671        * Simpletech, Inc .........................           13
       4,789        * Simplex Solutions, Inc ..................           66
      13,315        * Sipex Corp ..............................           65
      27,600        * Sitel Corp ..............................           87
     420,633        * Solectron Corp ..........................        2,587
      15,100        * Somera Communications, Inc ..............          108
      43,818       e* SONICblue, Inc ..........................           45
      25,460        * SonicWALL, Inc ..........................          128


                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  53

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 TECHNOLOGY--(CONTINUED)
      91,728        * Sonus Networks, Inc .....................   $      185
       7,544        * Sourcecorp ..............................          200
       8,200        * Spectralink Corp ........................           87
       5,904       e* Spectrian Corp ..........................           61
      12,377        * SpeechWorks International, Inc ..........           46
      13,750        * Speedfam-Ipec, Inc ......................           72
       6,112        * SPSS, Inc ...............................           95
       2,573        * Sra International, Inc (Class A) ........           69
       4,019        * SS&C Technologies, Inc ..................           56
       7,300        * Standard Microsystems Corp ..............          172
      36,100        * Starbase Corp ...........................            8
      15,100        * StarMedia Network, Inc ..................            1
      54,200        * Storage Technology Corp .................          866
      29,417        * StorageNetworks, Inc ....................           58
      37,202        * Stratos Lightwave, Inc ..................           60
   1,659,340        * Sun Microsystems, Inc ...................        8,313
     144,437        * Sungard Data Systems, Inc ...............        3,825
       1,274        * Suntron Corp ............................           11
       5,187        * Supertex, Inc ...........................           91
       6,322       e* Surebeam Corp (Class A) .................           35
       6,787          Surewest Communications .................          361
      47,053        * Sybase, Inc .............................          496
      79,372        * Sycamore Networks, Inc ..................          306
      11,200        * Sykes Enterprises, Inc ..................           86
      72,708       e* Symantec Corp ...........................        2,389
     117,204          Symbol Technologies, Inc ................          996
       2,558        * Synaptics, Inc ..........................           19
      38,823        * Synopsys, Inc ...........................        2,128
       4,923        * Synplicity, Inc .........................           23
       2,857        * Syntel, Inc .............................           35
       2,544        * Sypris Solutions, Inc ...................           46
      15,800        * Systems & Computer Technology Corp ......          214
      19,100       e* Take-Two Interactive Software, Inc ......          393
      25,671        * Tech Data Corp ..........................          972
      20,372          Technitrol, Inc .........................          475
      24,200        * Tekelec .................................          194
      43,391        * Tektronix, Inc ..........................          812
     210,019        * Tellabs, Inc ............................        1,302
      38,951        * Tellium, Inc ............................           36
      95,101        * Teradyne, Inc ...........................        2,235
      34,000       e* Terayon Communication Systems, Inc ......           45
     886,543          Texas Instruments, Inc ..................       21,011
      10,843        * Therma-Wave, Inc ........................          124
      90,508          Thermo Electron Corp ....................        1,493
      10,900        * Three-Five Systems, Inc .................          124
      40,982        * Tibco Software, Inc .....................          228
       7,378        * Tier Technologies, Inc (Class B) ........          132
      37,079        * Titan Corp ..............................          678
       9,200       e* Tivo, Inc ...............................           34
       6,500        * Tollgrade Communications, Inc ...........           95
      19,031          Total System Services, Inc ..............          358
      54,500        * Touch America Holdings, Inc .............          150
      16,232        * Transaction Systems Architects, Inc (Class A)      191
      53,717        * Transmeta Corp ..........................          126
      12,873        * Trimble Navigation Ltd ..................          200
       3,738        * Tripos, Inc .............................           82
      68,047        * Triquint Semiconductor, Inc .............          436
      14,623        * Trizetto Group, Inc .....................          125
       7,344        * TTM Technologies, Inc ...................           38
      17,542        * Turnstone Systems, Inc ..................           76
       6,100     b,e* U.S. Wireless Corp ......................            0
       4,702        * Ulticom, Inc ............................           32
       5,616       e* Ultimate Electronics, Inc ...............          146
      11,227        * Ultratech Stepper, Inc ..................          182
     165,095        * Unisys Corp .............................        1,486
       4,878          United Industrial Corp ..................          107
      10,622        * United Online, Inc ......................          128
      20,284        * Universal Access Global Holdings, Inc ...            4
       8,200        * Universal Display Corp ..................           68
      20,600     b,e* USinternetworking, Inc ..................            0
      31,866        * Utstarcom, Inc ..........................          643
      35,114        * Valueclick, Inc .........................          114
      15,958        * Varian Semiconductor Equipment Associates, Inc     542
      12,917        * Veeco Instruments, Inc ..................          299
       2,307        * Verint Systems, Inc .....................           26
     113,727        * VeriSign, Inc ...........................          818
     209,165        * Veritas Software Corp ...................        4,139
      11,287        * Verity, Inc .............................          125
      15,366       e* Vialta, Inc (Class A) ...................           13
      22,900       e* Viasystems Group, Inc ...................            2
      10,145        * Vicor Corp ..............................           71
      18,942        * Viewpoint Corp ..........................           91
     120,424        * Vignette Corp ...........................          237
       5,406        * Virage Logic Corp .......................           70
       2,476          Virco Manufacturing Corp ................           33
      81,365        * Vishay Intertechnology, Inc .............        1,790
          84       e* Visual Networks, Inc ....................            0
     102,622        * Vitesse Semiconductor Corp ..............          319
      34,000        * Vitria Technology, Inc ..................           33
       4,400        * Volt Information Sciences, Inc ..........          108
      19,047          Wallace Computer Services, Inc ..........          410
      13,100        * WatchGuard Technologies, Inc ............           67

      11,569       e* WebEx Communications, Inc ...............          184
      23,031        * webMethods, Inc .........................          228
      10,767        * Websense, Inc ...........................          275
       7,221        * Wesco International, Inc ................           46
      98,186        * Western Digital Corp ....................          319
       8,947        * White Electronic Designs Corp ...........           67
      10,619        * Wilson Greatbatch Technologies, Inc .....          271
      33,980        * Wind River Systems, Inc .................          170
      12,200        * Wireless Facilities, Inc ................           60
       6,873        * Witness Systems, Inc ....................           51
       5,800          Woodhead Industries, Inc ................           99
      10,143        * Xicor, Inc ..............................           41
     171,500        * Xilinx, Inc .............................        3,847
       2,838       e* Xybernaut Corp ..........................            2
      12,461        * Zebra Technologies Corp (Class A) .......          601
      14,200        * Zoran Corp ..............................          325
       7,300        * Zygo Corp ...............................           59
                                                                  ----------
                      TOTAL TECHNOLOGY ........................      781,856
                                                                  ----------
 TRANSPORTATION--1.35%
      24,693          Airborne, Inc ...........................          474
      30,800        * Airtran Holdings, Inc ...................          165
      12,308        * Alaska Air Group, Inc ...................          321
      79,743        e AMR Corp ................................        1,344
      10,500        * Arkansas Best Corp ......................          268
      20,699        * Atlantic Coast Airlines Holdings, Inc ...          449
       8,250        * Atlas Air Worldwide Holdings, Inc .......           30
      17,953        * BE Aerospace, Inc .......................          237
     196,021          Burlington Northern Santa Fe Corp .......        5,881
      34,306          C.H. Robinson Worldwide, Inc ............        1,150
      23,293          CNF, Inc ................................          885
      32,928        * Continental Airlines, Inc (Class B) .....          520
       3,015        * Covenant Transport, Inc (Class A) .......           64
     108,608          CSX Corp ................................        3,807
      63,376          Delta Air Lines, Inc ....................        1,268
      17,450        * EGL, Inc ................................          296
      48,681          Expeditors International Of Washington, Inc      1,614
      15,342        * Express Jet Holdings, Inc ...............          200

                       SEE NOTES TO FINANCIAL STATEMENTS


54  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 TRANSPORTATION--(CONTINUED)
     152,549          Fedex Corp ..............................   $    8,146
       9,092          Florida East Coast Industries, Inc (Class A)       230
       5,860        * Forward Air Corp ........................          192
      14,750        * Frontier Airlines, Inc ..................          120
       5,931        * Genesee & Wyoming, Inc (Class A) ........          134
      15,232        * Heartland Express, Inc ..................          365
      10,555        * Hunt (J.B.) Transport Services, Inc .....          312
       2,994        * Jetblue Airways Corp ....................          136
      30,711        * Kansas City Southern Industries, Inc ....          522
      12,022        * Knight Transportation, Inc ..............          279
       3,897        * Landstar System, Inc ....................          416
      15,025        * Mesa Air Group, Inc .....................          138
       8,800        * Mesaba Holdings, Inc ....................           52
       5,969        * Midwest Express Holdings, Inc ...........           79
     198,517          Norfolk Southern Corp ...................        4,641
      27,380        * Northwest Airlines Corp .................          330
      13,924          Overseas Shipholding Group, Inc .........          293
       1,573        * P.A.M. Transportation Services ..........           38
      15,129        * Railamerica, Inc ........................          164
       6,100          Roadway Corp ............................          219
      29,149          Ryder System, Inc .......................          790
      73,932        e Sabre Holdings Corp .....................        2,647
      15,944          Shurgard Storage Centers, Inc (Class A) .          553
      27,140          Skywest, Inc ............................          635
     394,685          Southwest Airlines Co ...................        6,378
      31,389        * Swift Transportation Co, Inc ............          731
      35,914       e* U.S. Airways Group, Inc .................          133
       2,846        * U.S. Xpress Enterprises, Inc (Class) A ..           37
      29,135       e* UAL Corp ................................          333
     128,772        e Union Pacific Corp ......................        8,149
     199,267          United Parcel Service, Inc (Class B) ....       12,305
      13,738          USFreightways Corp ......................          520
      19,666          Werner Enterprises, Inc .................          419
      14,600        * Yellow Corp .............................          473
 ..............................................................   ----------
                      TOTAL TRANSPORTATION ....................       69,882
 ..............................................................   ----------
 UTILITIES--7.10%
   1,839,041          A T & T Corp ............................       19,678
         782        * A T & T Latin America Corp (Class A) ....            0
   1,143,984       e* A T & T Wireless Services, Inc ..........        6,692
      82,344     b,e* Adelphia Business Solutions, Inc ........            1
     211,385        * AES Corp ................................        1,146
      28,600          AGL Resources, Inc ......................          664
      11,500       e* AirGate PCS, Inc ........................           12
      35,719        * Alamosa Holdings, Inc ...................           50
       3,167        * Alaska Communications Systems Group, Inc            15
      64,151          Allegheny Energy, Inc ...................        1,652
      52,012       e* Allegiance Telecom, Inc .................           95
      13,728        * Allen Telecom, Inc ......................           59
      39,278          Allete, Inc .............................        1,064
      46,153          Alliant Energy Corp .....................        1,186
     158,959          Alltel Corp .............................        7,471
      73,784          Ameren Corp .............................        3,173
     165,059          American Electric Power Co, Inc .........        6,606
      82,553       e* American Tower Corp (Class A) ...........          285
      74,069          Aquila, Inc .............................          593
      21,339          Atmos Energy Corp .......................          500
      24,412          Avista Corp .............................          337
     958,133          BellSouth Corp ..........................       30,181
      13,728          Black Hills Corp ........................          475
      97,873        * Broadwing, Inc ..........................          254
     180,423       e* Calpine Corp ............................        1,268
       5,700          Cascade Natural Gas Corp ................          119
       3,600        * Centennial Communications Corp ..........            9
       5,931          Central Vermont Public Service Corp .....          107
      72,254          Centurytel, Inc .........................        2,131
       8,400          CH Energy Group, Inc ....................          414
       6,055        * Chiles Offshore, Inc ....................          147
         170       e* Choice One Communications, Inc ..........            0
      85,400        e Cinergy Corp ............................        3,074
     148,736          Citizens Communications Co ..............        1,243
      20,739          Cleco Corp ..............................          454
      64,586          CMS Energy Corp .........................          709
       5,566          Commonwealth Telephone Enterprises, Inc .          224
      42,082          Conectiv ................................        1,086
       3,767          Connecticut Water Service, Inc ..........          115
     108,748        e Consolidated Edison, Inc ................        4,540
      84,262          Constellation Energy Group, Inc .........        2,472
     103,370       e* Crown Castle International Corp .........          406
       8,271          CT Communications, Inc ..................          134
       2,885          D&E Communications, Inc .................           30
      11,000        * Dobson Communications Corp (Class A) ....            9
     141,376          Dominion Resources, Inc .................        9,359
      65,108          DPL, Inc ................................        1,722
      28,700          DQE, Inc ................................          402
      82,373        e DTE Energy Co ...........................        3,677
     424,160          Duke Energy Corp ........................       13,191
     138,565          Dynegy, Inc (Class A) ...................          998
     167,111        * Edison International ....................        2,841
     273,309          El Paso Corp ............................        5,633

      23,924          El Paso Electric Co .....................          331
      11,378          Empire District Electric Co .............          233
      17,439          Energen Corp ............................          480
      60,170          Energy East Corp ........................        1,360
       2,147          Energysouth, Inc ........................           69
     113,950          Entergy Corp ............................        4,836
      32,773          Equitable Resources, Inc ................        1,124
     164,675          Exelon Corp .............................        8,613
     141,779          FirstEnergy Corp ........................        4,733
         460       e* Focal Communications Corp ...............            1
       3,085        * Focal Communications Corp Wts 12/14/07 ..            0
      89,972          FPL Group, Inc ..........................        5,397
      20,444        * General Communication, Inc (Class A) ....          136
       9,900       b* Geotek Communications, Inc ..............            0
       5,493        * Golden Telecom, Inc .....................           97
      31,800          Great Plains Energy, Inc ................          647
      18,783        e Hawaiian Electric Industries, Inc .......          799
       6,900          Hickory Tech Corp .......................          104
      19,300          Idacorp, Inc ............................          535
      16,683        * IDT Corp ................................          282
       9,000        * IDT Corp (Class B) ......................          145
       6,200       b* Impsat Fiber Networks, Inc ..............            0
      71,983          KeySpan Corp ............................        2,710
      46,390          Kinder Morgan, Inc ......................        1,764
       9,500          Laclede Group, Inc ......................          223
     164,900       e* Level 3 Communications, Inc .............          486
       8,500          Madison Gas & Electric Co ...............          237
      14,400       e* McLeodUSA, Inc (Class A) ................            6
     245,815        * McLeodUSA, Inc (Class A) Escrow .........            0
      36,139          MDU Resources Group, Inc ................          950
          72       b* Metricom, Inc ...........................            0
     247,944       b* Metromedia Fiber Network, Inc (Class A) .            2
       4,108          Middlesex Water Co ......................          108
     206,177        * Mirant Corp .............................        1,505
       4,310        * NATCO Group, Inc (Class A) ..............           37
      36,617          National Fuel Gas Co ....................          824
       3,100     b,e* NEON Communications, Inc ................            0
       7,300     b,e* Network Plus Corp .......................            0
      13,777          New Jersey Resources Corp ...............          411
      23,030       b* Newpower Holdings, Inc ..................            0

                        SEE NOTES TO FINANCIAL STATEMENTS


                    2002 SEMIANNUAL REPORT  College Retirement Equities Fund  55

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
 UTILITIES--(CONTINUED)
     305,290       e* Nextel Communications, Inc (Class A) ....   $      980
      33,893        * Nextel Partners, Inc (Class A) ..........          102
      22,941          Nicor, Inc ..............................        1,050
     104,307          NiSource, Inc ...........................        2,277
      17,762        * NiSource, Inc (Sails) ...................           37
       8,100          North Pittsburgh Systems, Inc ...........          130
      66,653          Northeast Utilities .....................        1,254
      13,100          Northwest Natural Gas Co ................          377
      14,300        e Northwestern Corp .......................          242
      27,108          NSTAR ...................................        1,214
      76,316     b,e* NTL, Inc ................................            2
       7,900          NUI Corp ................................          217
      40,238          OGE Energy Corp .........................          920
       8,302        * Oil States International, Inc ...........           99
       5,700       b* Omnisky Corp ............................            0
      27,391          Oneok, Inc ..............................          601
      12,700          Otter Tail Corp .........................          400
     200,022        * P G & E Corp ............................        3,578
      18,127          Peoples Energy Corp .....................          661
      12,755        * Petroquest Energy, Inc ..................           71
      16,034          Piedmont Natural Gas Co, Inc ............          593
      17,700     b,e* Pinnacle Holdings, Inc ..................            0
      40,816          Pinnacle West Capital Corp ..............        1,612
      18,536          PNM Resources, Inc ......................          449
      49,556        e Potomac Electric Power Co ...............        1,064
      75,213          PPL Corp ................................        2,488
      24,626        * Price Communications Corp ...............          394
     111,614          Progress Energy, Inc ....................        5,805
      34,100        * Progress Energy, Inc (Cvo) ..............           15
     105,457          Public Service Enterprise Group, Inc ....        4,566
      45,042          Puget Energy, Inc .......................          930
      39,335          Questar Corp ............................          972
       4,332        * Quicksilver Resources, Inc ..............          112
     702,625        * Qwest Communications International, Inc .        1,967
      30,192       e* RCN Corp ................................           41
     136,824          Reliant Energy, Inc .....................        2,312
      25,319       e* Reliant Resources, Inc ..................          222
      17,900          RGS Energy Group, Inc ...................          702
   1,707,338          SBC Communications, Inc .................       52,074
      53,534          Scana Corp ..............................        1,653
       9,800        e SEMCO Energy, Inc .......................           89
     107,406          Sempra Energy ...........................        2,377
      52,195        * Sierra Pacific Resources ................          407
      69,552          Skyworks Solutions, Inc .................          386
       6,200          South Jersey Industries, Inc ............          209
     359,979          Southern Co .............................        9,864
      20,384          Southern Union Co .......................          347
      16,797          Southwest Gas Corp ......................          416
       4,730          Southwest Water Co ......................           90
      13,400        * Southwestern Energy Co ..................          204
      34,800       e* Spectrasite Holdings, Inc ...............            6
     455,479          Sprint Corp (FON Group) .................        4,833
     362,842       e* Sprint Corp (PCS Group) .................        1,622
      35,190        * Talk America Holdings, Inc ..............          145
      73,513          Teco Energy, Inc ........................        1,820
      26,718          Telephone & Data Systems, Inc ...........        1,618
      21,763        * Time Warner Telecom, Inc (Class A) ......           37
       9,938       e* Triton PCS Holdings, Inc (Class A) ......           39
     136,253          TXU Corp ................................        7,024
       8,470        * U.S. Cellular Corp ......................          216
      38,886        * U.S. Unwired, Inc (Class A) .............          109
      27,663       e* Ubiquitel, Inc ..........................           19
      14,070          UGI Corp ................................          449
       6,146          UIL Holdings Corp .......................          335
      14,572          Unisource Energy Corp ...................          271
       2,424          Unitil Corp .............................           73
         436        * Vast Solutions, Inc (Class B1) ..........            0
         436        * Vast Solutions, Inc (Class B2) ..........            0
         436        * Vast Solutions, Inc (Class B3) ..........            0
      35,011          Vectren Corp ............................          879
   1,391,878          Verizon Communications, Inc .............       55,884
       9,505        * West Corp ...............................          210
      28,599          Westar Energy, Inc ......................          439
       9,631          Western Gas Resources, Inc ..............          360
      27,592       e* Western Wireless Corp (Class A) .........           89
      24,825          WGL Holdings, Inc .......................          643
     221,158     b,e* Williams Communications Group, Inc ......            5
     246,250          Williams Cos, Inc .......................        1,475
      58,926        e Wisconsin Energy Corp ...................        1,489
      59,474     b, e WorldCom, Inc (MCI Group) ...............           54
   1,537,858     b,e* WorldCom, Inc (WorldCom Group) ..........          139
      16,000          WPS Resources Corp ......................          653
     202,648          XCEL Energy, Inc ........................        3,399
                                                                  ----------
                      TOTAL UTILITIES .........................      368,794
                                                                  ----------
                      TOTAL COMMON STOCK
                       (COST $5,396,862) ......................    5,181,596
                                                                  ----------

   PRINCIPAL
 ------------
SHORT TERM INVESTMENTS--3.42%
 COMMERCIAL PAPER--0.78%
                   American Express Credit Corp
  $3,400,000          1.760%, 07/30/02 ........................        3,394
                   American Honda Finance Corp
   3,400,000          1.770%, 07/26/02 ........................        3,395
                   Ciesco Lp
   3,400,000        c 1.770%, 07/03/02 ........................        3,399
                   Coca-Cola Enterprises, Inc
   3,400,000        c 1.770%, 07/29/02 ........................        3,395
                   Corporate Asset Funding Corp, Inc
   3,400,000          1.780%, 07/17/02 ........................        3,397
                   Gannett, Inc
   3,400,000        c 1.780%, 07/10/02 ........................        3,398
                   Govco, Inc
   3,400,000        c 1.790%, 07/23/02 ........................        3,396
                   Greyhawk Funding Llc
   3,400,000        c 1.790%, 07/26/02 ........................        3,395
                   McGraw-Hill, Inc
   3,200,000        d 2.070%, 10/03/02 ........................        3,185
                   Paccar Financial Corp
   3,400,000          1.780%, 08/22/02 ........................        3,391
                   Preferred Receivables Funding Corp
   3,400,000        c 1.790%, 07/11/02 ........................        3,398
                   Sigma Finance, Inc
   3,400,000        c 1.820%, 08/27/02 ........................        3,390
                                                                  ----------
                   TOTAL COMMERCIAL PAPER .....................       40,533
                                                                  ----------
 U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES--2.64%
                   Federal Home Loan Bank (FHLB)
   4,000,000          1.750%, 07/24/02 ........................        3,995
   6,400,000          1.740%, 07/26/02 ........................        6,391
                   Federal Home Loan Mortgage Corp (FHLMC)
   7,300,000          1.810%, 08/21/02 ........................        7,281
                   Federal National Mortgage Association (FNMA)
   4,990,000          1.780%, 07/03/02 ........................        4,989
   5,200,000          1.760%, 07/31/02 ........................        5,192
  11,300,000        d 1.752%, 08/07/02 ........................       11,278
  20,000,000          1.760%, 08/07/02 ........................       19,962
  18,000,000          1.735%, 08/21/02 ........................       17,953
  25,700,000          1.740%, 08/21/02 ........................       25,634
  34,400,000          1.725%, 09/18/02 ........................       34,264
                                                                  ----------
                   TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT
                    NOTES .....................................      136,939
                                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

56  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

   Statement of Investments - EQUITY INDEX ACCOUNT - (Unaudited) June 30, 2002
--------------------------------------------------------------------------------

    SHARES                                                        VALUE (000)
    ------                                                        ----------
                   TOTAL SHORT TERM INVESTMENTS
                    (COST $177,493) ...........................   $  177,472
                                                                  ----------
                   TOTAL PORTFOLIO--103.26%
                    (COST $5,574,811) .........................    5,359,464
                   OTHER ASSETS & LIABILITIES, NET--(3.26)% ...     (169,235)
                                                                  ----------
                   NET ASSETS--100% ...........................   $5,190,229
                                                                  ==========

-----------
*    Non-income producing
b    In bankruptcy
c Commercial Paper issued under Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
e    All or a portion of these securities are out on loan.

                        SEE NOTES TO FINANCIAL STATEMENTS


2002 SEMIANNUAL REPORT  College Retirement Equities Fund  57

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58    College Retirement Equities Fund  2002 SEMIANNUAL REPORT

Statements of Assets and Liabilities (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
 June 30, 2002                                         Money Market   Inflation-Linked   Bond Market   Social Choice    Equity Index
 (amounts in thousands, except amounts per                Account       Bond Account       Account        Account          Account
  accumulation unit)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                          $ 7,073,626     $ 1,620,217     $ 6,313,676     $ 4,648,108     $ 5,574,811
Net unrealized appreciation (depreciation)
  of portfolio investments                                    1,681          59,856          75,774         256,281        (215,347)
                                                        -----------     -----------     -----------     -----------     -----------
Portfolio investments, at value                           7,075,307       1,680,073       6,389,450       4,904,389       5,359,464
Cash                                                        144,351           9,457            --             5,261          13,200
Dividends and interest receivable                             9,411          20,293          45,553          17,196           6,765
Receivable from securities transactions                        --              --           300,452         615,891         111,258
Amounts due from TIAA                                         7,698           1,775           3,675           5,601           6,529
                                                        -----------     -----------     -----------     -----------     -----------
    Total Assets                                          7,236,767       1,711,598       6,739,130       5,548,338       5,497,216
                                                        -----------     -----------     -----------     -----------     -----------

LIABILITIES
Deposits for securities loaned--Note 3                         --            97,375         325,645          95,004         184,355
Amounts due to banks                                           --              --             2,864           8,112            --
Payable for securities transactions                         145,098          16,335       1,539,374       1,054,621         122,632
                                                        -----------     -----------     -----------     -----------     -----------
    Total Liabilities                                       145,098         113,710       1,867,883       1,157,737         306,987
                                                        -----------     -----------     -----------     -----------     -----------

NET ASSETS
Accumulation Fund                                         6,838,788       1,539,012       4,739,172       4,228,301       5,048,626
Annuity Fund                                                252,881          58,876         132,075         162,300         141,603
                                                        -----------     -----------     -----------     -----------     -----------
    Total Net Assets                                    $ 7,091,669     $ 1,597,888     $ 4,871,247     $ 4,390,601     $ 5,190,229
                                                        ===========     ===========     ===========     ===========     ===========
ACCUMULATION UNITS OUTSTANDING--Notes 4 and 5               318,319          42,852          73,293          49,248          83,825
                                                        ===========     ===========     ===========     ===========     ===========
NET ASSET VALUE PER ACCUMULATION UNIT--Note 4           $     21.48     $     35.91     $     64.66     $     85.86     $     60.23
                                                        ===========     ===========     ===========     ===========     ===========

--------------------------------------------------------------------------------

Statements of Operations (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
 Six Months Ended June 30, 2002                              Money Market Inflation-Linked  Bond Market  Social Choice  Equity Index
 (amounts in thousands)                                         Account     Bond Account      Account       Account       Account
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
    Interest                                                 $  71,275       $  36,971        $ 125,796     $  50,593     $   1,338
    Dividends                                                     --              --               --          18,855        38,886
                                                             ---------       ---------        ---------     ---------     ---------
    Total Income                                                71,275          36,971          125,796        69,448        40,224
                                                             ---------       ---------        ---------     ---------     ---------
Expenses--Note 2:
    Investment                                                   2,100             703            3,105         1,894         2,401
    Operating                                                   11,985           2,233            5,905         6,414         8,730
                                                             ---------       ---------        ---------     ---------     ---------
    Total Expenses                                              14,085           2,936            9,010         8,308        11,131
                                                             ---------       ---------        ---------     ---------     ---------
INVESTMENT INCOME--NET                                          57,190          34,035          116,786        61,140        29,093
                                                             ---------       ---------        ---------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON TOTAL INVESTMENTS--Note 3
Net realized gain (loss) on:
    Portfolio investments                                          172             399          (17,313)      (11,673)      (47,906)
    Futures transactions                                          --              --               --            --          (2,272)
                                                             ---------       ---------        ---------     ---------     ---------
    Net Realized Gain (Loss) on Total Investments                  172             399          (17,313)      (11,673)      (50,178)
                                                             ---------       ---------        ---------     ---------     ---------
Net change in unrealized appreciation (depreciation) on:
    Portfolio investments                                       (1,707)         56,767           61,891      (345,292)     (707,613)
    Futures transactions                                          --              --               --            --            (336)
                                                             ---------       ---------        ---------     ---------     ---------
    Net Change in Unrealized Appreciation (Depreciation)
       on Total Investments                                     (1,707)         56,767           61,891      (345,292)     (707,949)
                                                             ---------       ---------        ---------     ---------     ---------
    Net Realized and Unrealized Gain (Loss)
       on Total Investments                                     (1,535)         57,166           44,578      (356,965)     (758,127)
                                                             ---------       ---------        ---------     ---------     ---------
Net Increase (Decrease) in Net Assets Resulting
    from Operations                                          $  55,655       $  91,201        $ 161,364     $(295,825)    $(729,034)
                                                             =========       =========        =========     =========     =========

See notes to financial statements


                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 59

Statements of Cash Flows (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Inflation-                                  Equity
    Six Months Ended June 30, 2002                                 Money Market  Linked       Bond Market  Social Choice    Index
    (amounts in thousands)                                           Account   Bond Account    Account       Account       Account
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase (decrease) in net assets resulting from operations  $   55,655   $  91,201    $   161,364   $  (295,825)   $(729,034)
  Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by
         (used in) operating activities:
     Proceeds from sales of long-term securities                         --       104,274      6,692,666     2,261,309       60,352
     Purchases of long term securities                                   --      (378,203)    (6,858,400)   (2,574,185)    (736,906)
     Purchases of short-term investments--net                         532,421        (859)       (88,863)      157,457     (114,487)
     Decrease in receivables                                           (4,326)     (4,835)        (3,354)       (1,432)      (4,426)
     Increase (decrease) in payables                                     --       (19,381)       (13,187)     (215,211)     182,631
     Net realized (gain) loss on total investments                       (172)       (399)        17,313        11,673       50,178
     Net change in unrealized (appreciation) depreciation
         on total investments                                           1,707     (56,767)       (61,891)      345,292      707,949
                                                                   ----------   ---------    -----------   -----------    ---------
  NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES                 585,285    (264,969)      (154,352)     (310,922)    (583,743)
                                                                   ----------   ---------    -----------   -----------    ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Premiums                                                         304,383      60,614        188,322       235,058      343,693
     Net transfers to TIAA                                           (315,035)    (11,828)       (55,437)      (18,836)      (4,709)
     Net transfers from (to) other CREF Accounts                     (150,812)    249,598         89,458       108,397      335,019
     Annuity payments                                                 (22,878)     (3,390)       (10,652)       (9,228)     (11,211)
     Withdrawals and death benefits                                  (259,600)    (20,568)       (79,528)      (42,619)     (65,849)
     Proceeds from the financing of dollar roll
       transactions--net                                                 --          --           22,189        38,686         --
                                                                   ----------   ---------    -----------   -----------    ---------
  NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                (443,942)    274,426        154,352       311,458      596,943
                                                                   ----------   ---------    -----------   -----------    ---------
INCREASE IN CASH                                                      141,343       9,457           --             536       13,200

CASH
   Beginning of year                                                    3,008        --             --           4,725         --
                                                                   ----------   ---------    -----------   -----------    ---------
   End of period                                                   $  144,351   $   9,457    $      --     $     5,261    $  13,200
                                                                   ==========   =========    ===========   ===========    =========

See notes to financial statements


60  College Retirement Equities Fund  2002 SEMIANNUAL REPORT

Statements of Changes in Net Assets

                                           Money Market                  Inflation-Linked Bond                 Bond Market
                                              Account                           Account                          Account
                                 --------------------------------    ------------------------------  -------------------------------
                                   Six Months        Year Ended       Six Months       Year Ended      Six Months        Year Ended
                                     Ended           December 31,        Ended         December 31,       Ended         December 31,
    (amounts in thousands)       June 30, 2002           2001        June 30, 2002        2001        June 30, 2002          2001
                                 --------------      ------------    -------------     ------------   -------------     -----------
                                  (Unaudited)                        (Unaudited)                      (Unaudited)
FROM OPERATIONS
Investment income--net              $    57,190      $   282,715      $    34,035      $    50,306      $   116,786     $   216,837
Net realized gain (loss)
    on total investments                    172              708              399            5,604          (17,313)        130,096
Net change in unrealized
    appreciation (depreciation)
    on total investments                 (1,707)           2,456           56,767           (4,480)          61,891         (55,322)
                                    -----------      -----------      -----------     ------------      -----------     -----------

    Net Increase (Decrease)
    in Net Assets Resulting
    from Operations                      55,655          285,879           91,201           51,430          161,364         291,611
                                    -----------      -----------      -----------     ------------      -----------     -----------
FROM PARTICIPANT
TRANSACTIONS
Premiums                                304,383          584,651           60,614           93,689          188,322         301,849
                                    -----------      -----------      -----------     ------------      -----------     -----------
Disbursements and transfers:
    Net transfers
       to (from) TIAA                   315,035          184,281           11,828          (18,780)          55,437         (19,022)
    Net transfers to (from)
       other CREF Accounts              150,812         (690,047)        (249,598)        (614,247)         (89,458)       (868,430)
    Annuity payments                     22,878           49,907            3,390            5,279           10,652          22,124
    Withdrawals and
       death benefits                   259,600          542,221           20,568           32,444           79,528         123,844
                                    -----------      -----------      -----------     ------------      -----------     -----------
    Total Disbursements
       and Transfers, Net               748,325           86,362         (213,812)        (595,304)          56,159        (741,484)
                                    -----------      -----------      -----------     ------------      -----------     -----------
    Net Increase (Decrease)
       in Net Assets
       Resulting from
       Participant
       Transactions                    (443,942)         498,289          274,426          688,993          132,163       1,043,333
                                    -----------      -----------      -----------     ------------      -----------     -----------
Net Increase (Decrease)
    in Net Assets                      (388,287)         784,168          365,627          740,423          293,527       1,334,944

NET ASSETS
    Beginning of year                 7,479,956        6,695,788        1,232,261          491,838        4,577,720       3,242,776
                                    -----------      -----------      -----------     ------------      -----------     -----------
    End of period                   $ 7,091,669      $ 7,479,956      $ 1,597,888     $  1,232,261      $ 4,871,247     $ 4,577,720
                                    ===========      ===========      ===========     ============      ===========     ===========
                                              Social Choice                     Equity Index
                                                 Account                           Account
                                     ------------------------------   -----------------------------
                                       Six Months      Year Ended       Six Months      Year Ended
                                         Ended         December 31,        Ended       December 31,
                                     June 30, 2002        2001        June 30, 2002        2001
                                    --------------   --------------   -------------    ------------
Investment income--net              $    61,140      $   117,768      $    29,093      $    50,342

Net realized gain (loss)
    on total investments                (11,673)          64,687          (50,178)         (34,010)
Net change in unrealized
    appreciation (depreciation)
    on total investments               (345,292)        (390,711)        (707,949)        (644,420)
                                    -----------      -----------      -----------      -----------
    Net Increase (Decrease)
    in Net Assets Resulting
    from Operations                    (295,825)        (208,256)        (729,034)        (628,088)
                                    -----------      -----------      -----------      -----------
FROM PARTICIPANT
TRANSACTIONS
Premiums                                235,058          408,388          343,693          585,262
                                    -----------      -----------      -----------      -----------
Disbursements and transfers:
    Net transfers
       to (from) TIAA                    18,836           42,791            4,709           11,525
    Net transfers to (from)
       other CREF Accounts             (108,397)         (98,211)        (335,019)        (532,169)
    Annuity payments                      9,228           20,075           11,211           22,281
    Withdrawals and
       death benefits                    42,619           82,236           65,849          115,050
                                    -----------      -----------      -----------      -----------
    Total Disbursements
       and Transfers, Net               (37,714)          46,891         (253,250)        (383,313)
                                    -----------      -----------      -----------      -----------
    Net Increase (Decrease)
       in Net Assets
       Resulting from
       Participant
       Transactions                     272,772          361,497          596,943          968,575
                                    -----------      -----------      -----------      -----------
Net Increase (Decrease)
    in Net Assets                       (23,053)         153,241         (132,091)         340,487

NET ASSETS
    Beginning of year                 4,413,654        4,260,413        5,322,320        4,981,833
                                    -----------      -----------      -----------      -----------
    End of period                   $ 4,390,601      $ 4,413,654      $ 5,190,229      $ 5,322,320
                                    ===========      ===========      ===========      ===========

See notes to financial statements
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The purpose of College Retirement Equities Fund ("CREF"), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

VALUATION OF INVESTMENTS. Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the Nasdaq National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for


                 2002 SEMIANNUAL REPORT  College Retirement Equities Fund     61

--------------------------------------------------------------------------------

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
--------------------------------------------------------------------------------

bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS. Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

REPURCHASE AGREEMENTS. The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller's agreement to repurchase and the Accounts' agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

DOLLAR ROLL TRANSACTIONS. Certain of the Accounts may enter into dollar rolls in which the Account sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same issuer and interest rate and substantially similar maturity) on a specified future date. During the roll period the Account forgoes principal and interest paid on the securities. Dollar rolls are recorded as financing transactions. Dollar rolls can enhance the Account's return by earning a spread between the yield on the underlying securities and short-term interest rates. The use of dollar roll transactions by the Bond Market and Social Choice Accounts results in borrowings by these Accounts requiring the presentation of a statement of cash flows.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION. Portfolio investments and other assets and liabilities denominated in for eign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS. The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES LENDING. The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is fully collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

FUTURES CONTRACTS. The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.


62     College Retirement Equities Fund  2002 SEMIANNUAL REPORT

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NOTE 1--SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
--------------------------------------------------------------------------------

RESTRICTED SECURITIES. Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES. CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 2--MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------

Investment advisory services for the CREF Accounts are provided by TIAA-CREF Investment Management, LLC ("Investment Management") in accordance with an Investment Management Services Agreement with CREF. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization of CREF.

Administrative services for the CREF Accounts and distribution functions for CREF's certificates are provided by TIAA-CREF Individual & Institutional Services, Inc. ("Services") in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.

NOTE 3--INVESTMENTS
--------------------------------------------------------------------------------

At June 30, 2002, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

--------------------------------------------------------------------------------
                    Inflation-
                      Linked            Bond           Social        Equity
                       Bond            Market          Choice         Index
                      Account          Account         Account       Account
--------------------------------------------------------------------------------
Market value
  of securities
  loaned            $ 95,278,469     $318,356,503   $ 90,308,233    $158,569,675
Cash collateral       97,375,000      325,645,000     95,003,600     184,354,523

At June 30, 2002, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                             Gross              Gross         Net Unrealized
                          Unrealized         Unrealized        Appreciation
                        Appreciation of    Depreciation of    (Depreciation)
                           Portfolio          Portfolio        of Portfolio
                          Investments        Investments        Investments
--------------------------------------------------------------------------------
Money Market Account      $  1,977,749       $    297,198        $ 1,680,551
Inflation-Linked
    Bond Account            59,994,150            138,103         59,856,047
Bond Market Account         97,796,098         22,022,098         75,774,000
Social Choice Account      628,613,441        372,332,079        256,281,362
Equity Index Account       719,631,961        934,978,828       (215,346,867)

At June 30, 2002 the Equity Index Account held 33 open futures contracts in the Standard & Poor's 500 Index, expiring in September 2002, with a value of $8,168,325 and an unrealized loss of $339,720.

Purchases and sales of portfolio securities of unaffiliated issuers, other than short-term money market instruments, for the Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts for the six months ended June 30, 2002, were as follows:

-------------------------------------------------------------------------------
                     Inflation-
                      Linked         Bond            Social           Equity
                       Bond         Market           Choice           Index
                      Account       Account          Account         Account
-------------------------------------------------------------------------------
Purchases         $393,853,208   $6,162,875,017   $2,885,613,145   $829,979,046

Sales              104,270,120    6,002,337,988    2,579,579,772    163,546,270


                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 63

--------------------------------------------------------------------------------

NOTE 4--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

Selected condensed financial information for an Accumulation Unit of each Account is presented below.

                                                                                              MONEY MARKET ACCOUNT
                                                             -----------------------------------------------------------------------
                                                                                          For the Years Ended December 31,
                                                             Six Months Ended   ---------------------------------------------------
                                                             June 30, 2002(a)   2001        2000        1999        1998       1997
                                                             ----------------   ----        ----        ----        ----       ----
                                                               (Unaudited)
PER ACCUMULATION UNIT DATA:
  Investment income                                              $  .212     $  .888     $ 1.273     $  .976     $  .998    $  .953
  Expenses                                                          .042        .069        .055        .057        .054       .046
                                                                 ------------------------------------------------------------------
  Investment income--net                                            .170        .819       1.218        .919        .944       .907
  Net realized and unrealized gain (loss) on total investments     (.004)       .009        .007       (.005)       .005       .001
                                                                 ------------------------------------------------------------------
  Net increase in Accumulation Unit Value                           .166        .828       1.225        .914        .949       .908
Accumulation Unit Value:
     Beginning of year                                            21.318      20.490      19.265      18.351      17.402     16.494
                                                                 ------------------------------------------------------------------
     End of period                                               $21.484     $21.318     $20.490     $19.265     $18.351    $17.402
                                                                 ==================================================================
TOTAL RETURN                                                        0.78%       4.04%       6.36%       4.98%       5.45%      5.51%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                          0.20%       0.33%       0.28%       0.30%       0.30%      0.27%
  Investment income--net                                            0.80%       3.88%       6.12%       4.90%       5.27%      5.35%
PORTFOLIO TURNOVER RATE                                              N/A         N/A         N/A         N/A         N/A        N/A
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD     318,319     338,791     315,206     354,754     312,358    233,116

------------------------------------------------------------------------------------------------------------------------------------
                                                           INFLATION-LINKED BOND ACCOUNT
                                                   ---------------------------------------------------------------------------------
                                                                          For the Years Ended December 31,        For the Period
                                                   Six Months Ended ------------------------------------------    January 13, 1997
                                                   June 30, 2002(a)   2001        2000        1999        1998 (date established) to
                                                   ---------------- ------        ----        ----        ----  December 31, 1997(g)
                                                     (Unaudited)                                                --------------------
------------------------------------------------------------------------------------------------------------------------------------

PER ACCUMULATION UNIT DATA:
  Investment income                                    $  .952     $ 1.816     $ 2.113     $ 1.730     $ 1.256          $ 1.031
  Expenses                                                .076        .122        .083        .099        .086             .067
                                                       ------------------------------------------------------------------------
  Investment income--net                                  .876       1.694(b)    2.030       1.631       1.170             .964
  Net realized and unrealized gain (loss)
    on total investments                                 1.534        .692(b)    1.491      (1.062)      (.260)            .154
                                                       ------------------------------------------------------------------------
  Net increase in Accumulation Unit Value                2.410       2.386       3.521        .569        .910            1.118
Accumulation Unit Value:
     Beginning of period                                33.504      31.118      27.597      27.028      26.118           25.000
                                                       ------------------------------------------------------------------------
     End of period                                     $35.914     $33.504     $31.118     $27.597     $27.028          $26.118
                                                       ========================================================================
TOTAL RETURN                                              7.20%       7.67%      12.76%       2.10%       3.48%            4.47%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                0.23%       0.36%       0.29%       0.36%       0.33%            0.25%
  Investment income--net                                  2.64%       4.93%(b)    6.97%       5.99%       4.50%            3.60%
PORTFOLIO TURNOVER RATE                                   8.07%      42.16%      17.17%      54.35%      40.98%           63.56%
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING AT
   END OF PERIOD                                        42,852      35,274      15,188       4,757       5,112            3,626

                                                                                      BOND MARKET ACCOUNT
                                                            -----------------------------------------------------------------------
                                                                                      For the Years Ended December 31,
                                                             Six Months Ended  ----------------------------------------------------
                                                             June 30, 2002(a)   2001        2000        1999        1998       1997
                                                             ---------------- ------        ----        ----        ----      ----
                                                               (Unaudited)
PER ACCUMULATION UNIT DATA:
  Investment income                                              $ 1.654     $ 3.258     $ 3.636     $ 3.289     $ 3.156    $ 3.081
  Expenses                                                          .119        .242        .174        .166        .158       .134
                                                                 ------------------------------------------------------------------
  Investment income--net                                           1.535       3.016(b)    3.462       3.123       2.998      2.947
  Net realized and unrealized gain (loss) on total investments      .681       1.571(b)    2.621      (3.711)      1.150      1.266
                                                                 ------------------------------------------------------------------
  Net increase (decrease) in Accumulation Unit Value               2.216       4.587       6.083       (.588)      4.148      4.213
Accumulation Unit Value:
     Beginning of year                                            62.445      57.858      51.775      52.363      48.215     44.002
                                                                 ------------------------------------------------------------------
     End of period                                               $64.661     $62.445     $57.858     $51.775     $52.363    $48.215
                                                                 ==================================================================
TOTAL RETURN                                                        3.55%       7.93%      11.75%      (1.12%)      8.60%      9.57%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                          0.19%       0.43%       0.33%       0.32%       0.32%      0.29%
  Investment income--net                                            2.50%       5.36%(b)    6.50%       6.03%       5.98%      6.44%
PORTFOLIO TURNOVER RATE                                           131.16%     257.02%     377.44%(C)  656.58%     525.32%    398.77%
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD      73,293      71,368      54,745      54,918      57,481     31,654


64     College Retirement Equities Fund  2002 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTE 4--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                      SOCIAL CHOICE ACCOUNT
                                                            -----------------------------------------------------------------------
                                                                                      For the Years Ended December 31,
                                                             Six Months Ended  ----------------------------------------------------
                                                             June 30, 2002(a)   2001        2000        1999        1998       1997
                                                             ---------------- ------        ----        ----        ----      ----
                                                               (Unaudited)
PER ACCUMULATION UNIT DATA:
  Investment income                                              $ 1.369     $ 2.766     $ 3.188     $ 2.898     $ 2.679    $ 2.396
  Expenses                                                          .164        .352        .282        .293        .249       .193
                                                                 ------------------------------------------------------------------
  Investment income--net                                           1.205       2.414(b)    2.906       2.605       2.430      2.203
  Net realized and unrealized gain (loss) on total investments    (7.045)     (7.003)(b)  (2.582)      6.752      11.159     12.223
                                                                 ------------------------------------------------------------------
  Net increase (decrease) in Accumulation Unit Value              (5.840)     (4.589)      0.324       9.357      13.589     14.426
Accumulation Unit Value:
     Beginning of year                                            91.697      96.286      95.962      86.605      73.016     58.590
                                                                 ------------------------------------------------------------------
     End of period                                               $85.857     $91.697     $96.286     $95.962     $86.605    $73.016
                                                                 ==================================================================
TOTAL RETURN                                                       (6.37%)     (4.77%)      0.34%      10.80%      18.61%     24.62%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                          0.18%       0.40%       0.30%       0.32%       0.31%      0.30%
  Investment income--net                                            1.36%       2.77%(b)    3.04%       2.88%       3.07%      3.37%
PORTFOLIO TURNOVER RATE                                            57.92%      68.64%     117.10%(C)  206.44%     147.90%     91.87%
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING AT END OF PERIOD      49,248      46,290      42,550      41,355      37,211     30,554
                                                                                 SOCIAL CHOICE ACCOUNT
                                                       -----------------------------------------------------------------------
                                                                                 For the Years Ended December 31,
                                                        Six Months Ended  ----------------------------------------------------
                                                        June 30, 2002(a)   2001        2000        1999        1998       1997
                                                        ---------------- ------        ----        ----        ----       ----
                                                          (Unaudited)
PER ACCUMULATION UNIT DATA:
  Investment income                                         $  .484     $  .973     $ 1.055     $ 1.012     $  .953    $  .826
  Expenses                                                     .134        .258        .233        .225        .190       .141
                                                        ----------------------------------------------------------------------
  Investment income--net                                       .350        .715        .822        .787        .763       .685
  Net realized and unrealized gain (loss) on total
     investments                                             (8.857)     (9.849)     (7.216)     13.733      12.789     12.672
                                                        ----------------------------------------------------------------------
  Net increase (decrease) in Accumulation Unit Value         (8.507)     (9.134)     (6.394)     14.520      13.552     13.357
Accumulation Unit Value:
     Beginning of year                                      $68.735      77.869      84.263      69.743      56.191     42.834
                                                        ----------------------------------------------------------------------
     End of period                                          $60.228     $68.735     $77.869     $84.263     $69.743    $56.191
                                                        ======================================================================
TOTAL RETURN                                                 (12.38%)    (11.73%)     (7.59%)     20.82%      24.12%     31.18%
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                     0.20%       0.37%       0.28%       0.30%       0.31%      0.30%
  Investment income--net                                       0.53%       1.02%       0.98%       1.05%       1.24%      1.47%
PORTFOLIO TURNOVER RATE                                        3.01%       6.14%       9.42%       4.89%       3.98%      3.50%
THOUSANDS OF ACCUMULATION UNITS OUTSTANDING AT
  END OF PERIOD                                              83,825      75,254      62,018      57,249      47,997     35,368

(a)  The percentages shown for this period are not annualized.

(b) As required, effective January 1, 2001, the Accounts have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on all debt securities. For the Inflation-Linked Bond Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.031, increase net realized and unrealized gain per Accumulation Unit by $.031 and decrease the ratio of investment income-net to average net assets by .11%. For the Bond Market Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.067, increase net realized and unrealized gain per Accumulation Unit by $.067 and decrease the ratio of investment income-net to average net assets by .12%. For the Social Choice Account, the effect of this change for the year ended December 31, 2001 was to decrease investment income-net per Accumulation Unit by $.019, decrease net realized and unrealized loss per Accumulation Unit by $.019 and decrease the ratio of investment income-net to average net assets by .02%. For the Money Market and Equity Index Accounts the change had no effect on the condensed financial information. Per Accumulation Unit amounts and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(c) During 2000, the Bond Market and Social Choice Accounts began structuring dollar rolls as financing transactions (see note 1) rather than as purchases and sales. Had these transactions been treated for the entire year as purchase and sales, rather than as financing transactions, the portfolio turnover rates for the year ended December 31, 2000 would have been 552.94% and 196.05%, respectively.

                      2002 SEMIANNUAL REPORT College Retirement Equities Fund 65

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

NOTE 5--ACCUMULATION UNITS
--------------------------------------------------------------------------------

Changes in the number of Accumulation Units outstanding were as follows:

                                           Money Market                  Inflation-Linked Bond                 Bond Market
                                              Account                           Account                          Account
                                 --------------------------------    ------------------------------  -------------------------------
                                   Six Months        Year Ended       Six Months       Year Ended      Six Months        Year Ended
                                     Ended           December 31,        Ended         December 31,       Ended         December 31,
                                 June 30, 2002           2001        June 30, 2002        2001        June 30, 2002         2001
                                 --------------      ------------    -------------     ------------   -------------     -----------
                                  (Unaudited)                        (Unaudited)                      (Unaudited)
Accumulation Units:
    Credited for premiums          14,220,258        27,744,536        1,754,693        2,801,278        2,968,257        4,960,493
    Credited (cancelled) for
       transfers, disbursements
       and amounts applied
       to the Annuity Fund        (34,692,236)       (4,160,452)       5,823,496       17,284,976       (1,043,300)      11,662,855
    Outstanding:
       Beginning of year          338,790,548       315,206,464       35,274,035       15,187,781       71,367,969       54,744,621
                                -------------       -----------       ----------`      ----------       ----------       ----------
       End of period              318,318,570       338,790,548       42,852,224       35,274,035       73,292,926       71,367,969
                                =============       ===========       ==========       ==========       ==========       ==========


                                              Social Choice                     Equity Index
                                                 Account                           Account
                                     ------------------------------   -----------------------------
                                       Six Months      Year Ended       Six Months      Year Ended
                                         Ended         December 31,        Ended       December 31,
                                     June 30, 2002        2001        June 30, 2002        2001
                                    --------------   --------------   -------------    ------------
                                       2,600,638        4,429,226       5,182,148        8,316,119



                                         357,246         (688,958)      3,388,698        4,919,606

                                      46,290,236       42,549,968      75,253,823       62,018,098
                                      ----------       ----------      ----------       ----------
                                      49,248,120       46,290,236      83,824,669       75,253,823
                                      ==========       ==========      ==========       ==========


The Inflation-Linked Bond, Social Choice and Equity Index Accounts participate in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2002, there were no borrowings under this credit facility by the Accounts.

The Bond Market and Social Choice Accounts participate in letter of credit agreements in the amounts of $20,000,000 and $7,000,000, respectively, for the purpose of facilitating the settlement of transactions in the mortgage backed securities market. For the six months ended June 30, 2002, there were no borrowings under these agreements.


66   College Retirement Equities Fund  2002 SEMIANNUAL REPORT

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